UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas           78256
(Address of principal executive offices)                         (Zip code)

Jay G. Baris & Matt Kutner, Sidley Austin LLP, 787 Seventh Avenue, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 539 3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Victory Market Neutral Income Fund

Class A

Ticker: CBHAX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class A	$79	0.76%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. The maximum offering price (“MOP”) figures reflect a maximum sales charge of 5.75% for Class A. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Class A @ NAV - $14,339	Victory Market Neutral Income Fund Class A @ MOP - $13,520	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,200
6/15	$10,000	$9,429	$10,000	$10,000
6/16	$10,254	$9,668	$10,600	$10,021
6/17	$10,743	$10,129	$10,567	$10,072
6/18	$11,320	$10,673	$10,525	$10,210
6/19	$11,546	$10,886	$11,353	$10,448
6/20	$12,159	$11,465	$12,345	$10,620
6/21	$12,443	$11,732	$12,304	$10,630
6/22	$12,569	$11,851	$11,038	$10,648
6/23	$12,723	$11,997	$10,934	$11,046
6/24	$13,286	$12,528	$11,222	$11,650
6/25	$14,339	$13,520	$11,904	$12,200

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class A @ NAV	7.92%	3.35%	3.67%
Class A @ MOP	1.75%	2.13%	3.06%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHAX — AR (6/25)

Victory Market Neutral Income Fund

Class C

Ticker: CBHCX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class C	$156	1.51%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower. Class C is not subject to an initial sales charge, but is subject to Contingent Deferred Sales Charge (“CDSC”) of 1.00% on shares redeemed within one year of purchase. The Net Asset Value ("NAV") figures do not reflect sales charges.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Class C @ NAV - $13,508	Victory Market Neutral Income Fund Class C @ CDSC - $13,508	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,904	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $12,200
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$10,175	$10,175	$10,600	$10,021
6/17	$10,585	$10,585	$10,567	$10,072
6/18	$11,076	$11,076	$10,525	$10,210
6/19	$11,208	$11,208	$11,353	$10,448
6/20	$11,722	$11,722	$12,345	$10,620
6/21	$11,887	$11,887	$12,304	$10,630
6/22	$11,923	$11,923	$11,038	$10,648
6/23	$11,986	$11,986	$10,934	$11,046
6/24	$12,517	$12,517	$11,222	$11,650
6/25	$13,508	$13,508	$11,904	$12,200

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class C @ NAV	7.16%	2.57%	3.05%
Class C @ CDSC	6.16%	2.57%	3.05%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHCX — AR (6/25)

Victory Market Neutral Income Fund

Class I

Ticker: CBHIX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Class I	$43	0.41%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $2,000,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $2,000,000 Investment

	Victory Market Neutral Income Fund Class I - $2,957,484	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $2,380,754	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $2,440,093
6/15	$2,000,000	$2,000,000	$2,000,000
6/16	$2,055,344	$2,120,028	$2,004,270
6/17	$2,160,337	$2,113,357	$2,014,302
6/18	$2,281,685	$2,104,962	$2,041,939
6/19	$2,333,100	$2,270,606	$2,089,517
6/20	$2,468,225	$2,469,049	$2,124,003
6/21	$2,532,871	$2,460,821	$2,126,017
6/22	$2,566,346	$2,207,550	$2,129,522
6/23	$2,609,543	$2,186,848	$2,209,290
6/24	$2,733,304	$2,244,384	$2,329,949
6/25	$2,957,484	$2,380,754	$2,440,093

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Class I	8.20%	3.68%	3.99%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	2.81%	2.01%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-539-3863.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

CBHIX — AR (6/25)

Victory Market Neutral Income Fund

Member Class

Ticker: CBHMX

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about Victory Market Neutral Income Fund (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Member Class	$58	0.56%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  During the reporting period, the Fund’s total return was driven by positive contribution from the Fund’s Global High Dividend Long/Short portfolio (long global dividend stocks and short equity index futures).

  In the Global High Dividend Long/Short portfolio, the U.S. Large-Cap, U.S. Small-Cap, International Markets, and Emerging Markets dividend sleeves were positive contributors.

  The negative contribution from shorting core broad market indexes was offset by the positive contribution of the long positions in dividend stocks.

Top detractors from performance:

  In the Overlay Strategy, gains from the NASDAQ 100 long futures did not offset the negative contribution from the S&P 500 Index short position, resulting in an overall negative impact on the Fund’s total return.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Victory Market Neutral Income Fund Member Class - $11,966	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,619	Bloomberg U.S. Treasury Bellwethers 3-Month Index - $11,483
11/20Footnote Reference*	$10,000	$10,000	$10,000
6/21	$10,305	$9,942	$10,005
6/22	$10,428	$8,919	$10,021
6/23	$10,590	$8,835	$10,397
6/24	$11,067	$9,068	$10,964
6/25	$11,966	$9,619	$11,483
Footnote	Description
Footnote*	Inception date for the Victory Market Neutral Income Fund, Member Class is 11/3/2020.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Member Class	8.12%	3.93%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.83%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	4.73%	3.01%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,620,750
Number of Holdings	421
Investment Advisory Fees	$9,273
Portfolio Turnover	60%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/mutual-funds  or call 800-235-8396.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	2.4%
Information Technology	3.3%
Materials	5.4%
Consumer Discretionary	6.6%
Industrials	6.9%
Communication Services	7.1%
Consumer Staples	8.0%
Energy	12.5%
Utilities	16.6%
Financials	22.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Taiwan Mobile Co. Ltd.	0.6%
Tenaga Nasional Bhd	0.5%
SCB X PCL	0.5%
Ambev SA	0.5%
BB Seguridade Participacoes SA	0.5%
Spire, Inc.	0.4%
CME Group, Inc.	0.4%
ORLEN SA	0.4%
Orange SA	0.4%
Portland General Electric Co.	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-235-8396 or visit vcm.com/contact-us.

CBHMX — AR (6/25)

VictoryShares US 500 Volatility Wtd ETF

Ticker: CFA     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US 500 Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the health care and consumer discretionary sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the information technology and communication services sectors detracted from relative performance; and

  Stock selection in the industrials and financials sectors detracted from performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $27,447	S&P 500® Index (regulatory broad based index) - $35,936	Nasdaq Victory US Large Cap 500 Volatility Weighted Index - $28,437
6/15	$10,000	$10,000	$10,000
6/16	$10,278	$10,399	$10,319
6/17	$12,305	$12,260	$12,399
6/18	$13,957	$14,023	$14,114
6/19	$15,053	$15,483	$15,276
6/20	$14,734	$16,645	$14,998
6/21	$20,997	$23,436	$21,450
6/22	$19,184	$20,948	$19,666
6/23	$21,605	$25,053	$22,222
6/24	$24,429	$31,204	$25,214
6/25	$27,447	$35,936	$28,437

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.36%	13.25%	10.62%
S&P 500® Index	15.16%	16.64%	13.65%
Nasdaq Victory US Large Cap 500 Volatility Weighted Index	12.78%	13.65%	11.02%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$527,538
Number of Holdings	507
Investment Advisory Fees	$1,584
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.6%
Energy	4.3%
Materials	4.8%
Utilities	7.5%
Consumer Staples	8.3%
Consumer Discretionary	9.2%
Health Care	11.2%
Information Technology	12.6%
Industrials	18.7%
Financials	19.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	0.4%
Linde PLC	0.4%
CME Group, Inc.	0.4%
Atmos Energy Corp.	0.3%
Marsh & McLennan Cos., Inc.	0.3%
Automatic Data Processing, Inc.	0.3%
Cencora, Inc.	0.3%
The Coca-Cola Co.	0.3%
Republic Services, Inc.	0.3%
Intercontinental Exchange, Inc.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFA — AR (6/25)

VictoryShares International Volatility Wtd ETF

Ticker: CIL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares International Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Volatility Wtd ETF	$50	0.45%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector was a positive contributor to relative performance; and

  Stock selection in the health care and materials sectors contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the communication services sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $18,744	MSCI EAFE Index (regulatory broad based index) - $19,062	Nasdaq Victory International 500 Volatility Weighted Index - $19,390
8/15Footnote Reference*	$10,000	$10,000	$10,000
6/16	$9,342	$9,115	$9,399
6/17	$11,065	$10,962	$11,179
6/18	$11,908	$11,712	$12,054
6/19	$11,950	$11,838	$12,125
6/20	$11,087	$11,231	$11,274
6/21	$14,699	$14,864	$14,985
6/22	$12,333	$12,223	$12,616
6/23	$13,930	$14,517	$14,306
6/24	$15,073	$16,192	$15,527
6/25	$18,744	$19,062	$19,390
Footnote	Description
Footnote*	Inception date for the International Volatility Wtd ETF is 8/19/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	24.36%Footnote Reference	11.07%	6.58%
MSCI EAFE Index	17.73%	11.16%	6.76%
Nasdaq Victory International 500 Volatility Weighted Index	24.88%	11.46%	6.94%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$113,859
Number of Holdings	507
Investment Advisory Fees	$401
Portfolio Turnover	27%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	4.9%
Information Technology	5.5%
Materials	6.2%
Utilities	6.2%
Communication Services	6.5%
Health Care	6.7%
Consumer Discretionary	8.0%
Consumer Staples	9.4%
Industrials	18.2%
Financials	25.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swisscom AG, Registered Shares	0.4%
Koninklijke KPN NV	0.4%
Telstra Group Ltd.	0.4%
Coles Group Ltd.	0.4%
Deutsche Boerse AG	0.4%
Danone SA	0.4%
Engie SA	0.4%
Orange SA	0.4%
Terna - Rete Elettrica Nazionale	0.4%
Royal Bank of Canada	0.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CIL — AR (6/25)

VictoryShares US Large Cap High Div Volatility Wtd ETF

Ticker: CDL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US Large Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Large Cap High Div Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector, and overweight allocation to the utilities sector, contributed positively to relative performance; and

  Stock selection in the information technology and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the industrials sector and overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the consumer staples and materials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $26,240	S&P 500® Index (regulatory broad based index) - $35,611	Russell 1000® Value Index - $23,941	Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index - $27,237
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$11,062	$10,305	$10,225	$11,103
6/17	$12,762	$12,150	$11,813	$12,857
6/18	$14,067	$13,896	$12,613	$14,226
6/19	$15,135	$15,343	$13,680	$15,370
6/20	$13,201	$16,495	$12,471	$13,431
6/21	$19,503	$23,224	$17,919	$19,934
6/22	$20,575	$20,759	$16,697	$21,120
6/23	$20,752	$24,826	$18,624	$21,372
6/24	$23,293	$30,922	$21,055	$24,075
6/25	$26,240	$35,611	$23,941	$27,237
Footnote	Description
Footnote*	Inception date for the US Large Cap High Div Volatility Wtd ETF is 7/7/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	12.65%	14.73%	10.15%
S&P 500® Index	15.16%	16.64%	13.57%
Russell 1000® Value Index	13.70%	13.93%	9.14%
Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index	13.14%	15.19%	10.56%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$349,417
Number of Holdings	101
Investment Advisory Fees	$1,039
Portfolio Turnover	44%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	2.4%
Industrials	2.4%
Consumer Discretionary	2.9%
Information Technology	3.2%
Communication Services	4.1%
Health Care	7.6%
Energy	11.5%
Financials	18.6%
Consumer Staples	21.7%
Utilities	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.8%
CME Group, Inc.	1.6%
The Coca-Cola Co.	1.5%
WEC Energy Group, Inc.	1.5%
PPL Corp.	1.4%
CMS Energy Corp.	1.4%
Duke Energy Corp.	1.4%
The Southern Co.	1.4%
DTE Energy Co.	1.4%
Johnson & Johnson	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDL — AR (6/25)

VictoryShares US Small Cap High Div Volatility Wtd ETF

Ticker: CSB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US Small Cap High Div Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Cap High Div Volatility Wtd ETF	$36	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to relative performance; and

  Stock selection in the financials sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector detracted from relative performance; and

  Stock selection in the consumer discretionary sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $22,356	Russell 3000® Index (regulatory broad based index) - $33,567	Russell 2000® Value Index - $19,244	Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index - $23,257
7/15Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/16	$10,415	$10,137	$9,786	$10,448
6/17	$12,298	$12,013	$12,218	$12,389
6/18	$14,468	$13,789	$13,819	$14,623
6/19	$14,366	$15,027	$12,957	$14,560
6/20	$12,411	$16,008	$10,693	$12,596
6/21	$21,066	$23,078	$18,528	$21,506
6/22	$19,010	$19,878	$15,512	$19,504
6/23	$19,317	$23,646	$16,443	$19,910
6/24	$20,867	$29,114	$18,235	$21,602
6/25	$22,356	$33,567	$19,244	$23,257
Footnote	Description
Footnote*	Inception date for the US Small Cap High Div Volatility Wtd ETF is 7/8/2015.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	7.14%	12.49%	8.39%
Russell 3000® Index	15.30%	15.96%	12.90%
Russell 2000® Value Index	5.54%	12.47%	6.78%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index	7.66%	13.05%	8.82%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$271,534
Number of Holdings	105
Investment Advisory Fees	$868
Portfolio Turnover	66%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	1.3%
Information Technology	1.3%
Communication Services	3.1%
Consumer Staples	5.1%
Industrials	7.3%
Materials	8.2%
Energy	10.0%
Consumer Discretionary	11.7%
Utilities	25.0%
FinancialsFootnote Reference**	26.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

IDACORP, Inc.	1.9%
Sensient Technologies Corp.	1.8%
TXNM Energy, Inc.	1.8%
Portland General Electric Co.	1.7%
New Jersey Resources Corp.	1.6%
Black Hills Corp.	1.6%
Northwest Natural Holding Co.	1.5%
American States Water Co.	1.5%
ONE Gas, Inc.	1.5%
Avista Corp.	1.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CSB — AR (6/25)

VictoryShares Dividend Accelerator ETF

Ticker: VSDA     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Dividend Accelerator ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Dividend Accelerator ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the financials sector was a positive contributor to relative performance; and

  Stock selection in the health care sector contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the consumer staples sector detracted from relative performance; and

  Stock selection in the consumer staples and industrials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $23,792	S&P 500® Index (regulatory broad based index) - $30,367	Nasdaq Victory Dividend Accelerator Index - $24,519
4/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$10,305	$10,360	$10,310
6/18	$11,473	$11,850	$11,521
6/19	$13,492	$13,084	$13,604
6/20	$13,793	$14,066	$13,954
6/21	$18,666	$19,804	$18,952
6/22	$17,827	$17,702	$18,169
6/23	$20,265	$21,170	$20,732
6/24	$21,645	$26,369	$22,221
6/25	$23,792	$30,367	$24,519
Footnote	Description
Footnote*	Inception date for the Dividend Accelerator ETF is 4/18/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	9.92%	11.52%	11.15%
S&P 500® Index	15.16%	16.64%	14.50%
Nasdaq Victory Dividend Accelerator Index	10.34%	11.93%	11.55%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$238,219
Number of Holdings	76
Investment Advisory Fees	$738
Portfolio Turnover	39%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	3.4%
Information Technology	4.2%
Utilities	4.4%
Consumer Discretionary	5.7%
Health Care	7.0%
Materials	8.0%
Industrials	14.6%
Financials	22.6%
Consumer StaplesFootnote Reference**	29.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Franklin Resources, Inc.	4.5%
T. Rowe Price Group, Inc.	3.5%
Altria Group, Inc.	3.5%
Hormel Foods Corp.	2.9%
Archer-Daniels-Midland Co.	2.6%
Target Corp.	2.4%
Medtronic PLC	2.2%
Stanley Black & Decker, Inc.	2.1%
Kimberly-Clark Corp.	2.1%
Emerson Electric Co.	2.0%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSDA — AR (6/25)

VictoryShares US Multi-Factor Minimum Volatility ETF

Ticker: VSMV     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US Multi-Factor Minimum Volatility ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Multi-Factor Minimum Volatility ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  An overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in health care and consumer staples sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the health care sector and underweight allocation to the financials sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $22,975	S&P 500® Index (regulatory broad based index) - $29,173	Nasdaq Victory US Multi-Factor Minimum Volatility Index - $23,598
6/17Footnote Reference*	$10,000	$10,000	$10,000
6/17	$9,946	$9,953	$9,947
6/18	$11,279	$11,384	$11,322
6/19	$12,911	$12,569	$13,008
6/20	$13,146	$13,513	$13,287
6/21	$16,626	$19,025	$16,864
6/22	$16,286	$17,005	$16,586
6/23	$18,427	$20,338	$18,844
6/24	$20,884	$25,332	$21,432
6/25	$22,975	$29,173	$23,598
Footnote	Description
Footnote*	Inception date for the US Multi-Factor Minimum Volatility ETF is 6/22/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	10.01%	11.81%	10.92%
S&P 500® Index	15.16%	16.64%	14.27%
Nasdaq Victory US Multi-Factor Minimum Volatility Index	10.11%	12.17%	11.29%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$110,893
Number of Holdings	63
Investment Advisory Fees	$365
Portfolio Turnover	71%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.6%
Materials	1.9%
Consumer Discretionary	3.4%
Energy	6.1%
Communication Services	8.6%
Financials	10.3%
Consumer Staples	13.2%
Health Care	14.5%
Industrials	16.2%
Information Technology	24.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Apple, Inc.	9.0%
Alphabet, Inc., Class A	5.5%
Walmart, Inc.	4.2%
The Procter & Gamble Co.	3.5%
Johnson & Johnson	3.5%
Lockheed Martin Corp.	3.3%
AbbVie, Inc.	3.3%
Exxon Mobil Corp.	3.2%
The Cigna Group	3.2%
Republic Services, Inc.	3.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VSMV — AR (6/25)

VictoryShares US 500 Enhanced Volatility Wtd ETF

Ticker: CFO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US 500 Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US 500 Enhanced Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the health care and consumer discretionary sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight position in the information technology and communication services sectors detracted from relative performance; and

  Stock selection in the industrials and financials sectors detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $22,824	S&P 500® Index (regulatory broad based index) - $35,936	Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index - $23,737
6/15	$10,000	$10,000	$10,000
6/16	$10,279	$10,399	$10,319
6/17	$12,306	$12,260	$12,399
6/18	$13,958	$14,023	$14,114
6/19	$14,054	$15,483	$14,265
6/20	$15,107	$16,645	$15,394
6/21	$20,965	$23,436	$21,443
6/22	$19,147	$20,948	$19,659
6/23	$19,123	$25,053	$19,733
6/24	$20,314	$31,204	$21,047
6/25	$22,824	$35,936	$23,737

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.36%	8.60%	8.60%
S&P 500® Index	15.16%	16.64%	13.65%
Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index	12.78%	9.05%	9.03%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$416,923
Number of Holdings	508
Investment Advisory Fees	$1,284
Portfolio Turnover	24%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.6%
Energy	4.3%
Materials	4.8%
Utilities	7.5%
Consumer Staples	8.3%
Consumer Discretionary	9.2%
Health Care	11.2%
Information Technology	12.6%
Industrials	18.7%
Financials	19.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	0.4%
Linde PLC	0.4%
CME Group, Inc.	0.4%
Atmos Energy Corp.	0.3%
Marsh & McLennan Cos., Inc.	0.3%
Automatic Data Processing, Inc.	0.3%
Cencora, Inc.	0.3%
The Coca-Cola Co.	0.3%
Republic Services, Inc.	0.3%
Intercontinental Exchange, Inc.	0.3%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CFO — AR (6/25)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Ticker: CDC     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US EQ Income Enhanced Volatility Wtd ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US EQ Income Enhanced Volatility Wtd ETF	$37	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector, and overweight allocation to the utilities sector, contributed positively to relative performance; and

  Stock selection in the information technology and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the industrials sector, and overweight allocation to the energy sector, detracted from relative performance; and

  Stock selection in the consumer staples and materials sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $24,892	Russell 1000® Index (regulatory broad based index) - $35,016	Russell 1000® Value Index - $24,084	Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index - $26,005
6/15	$10,000	$10,000	$10,000	$10,000
6/16	$11,289	$10,293	$10,286	$11,346
6/17	$13,023	$12,149	$11,883	$13,138
6/18	$14,355	$13,916	$12,688	$14,537
6/19	$14,574	$15,310	$13,762	$14,825
6/20	$15,375	$16,455	$12,546	$15,683
6/21	$21,880	$23,543	$18,026	$22,421
6/22	$23,080	$20,474	$16,797	$23,755
6/23	$20,842	$24,438	$18,735	$21,575
6/24	$22,095	$30,274	$21,181	$22,986
6/25	$24,892	$35,016	$24,084	$26,005

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	10 Year
Fund @ Net Asset Value	12.66%	10.12%	9.55%
Russell 1000® Index	15.66%	16.30%	13.35%
Russell 1000® Value Index	13.70%	13.93%	9.19%
Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index	13.14%	10.64%	10.03%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$733,712
Number of Holdings	102
Investment Advisory Fees	$2,361
Portfolio Turnover	45%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	2.4%
Industrials	2.4%
Consumer Discretionary	2.9%
Information Technology	3.2%
Communication Services	4.1%
Health Care	7.6%
Energy	11.5%
Financials	18.6%
Consumer Staples	21.7%
Utilities	24.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Evergy, Inc.	1.8%
CME Group, Inc.	1.6%
The Coca-Cola Co.	1.5%
WEC Energy Group, Inc.	1.5%
PPL Corp.	1.4%
CMS Energy Corp.	1.4%
Duke Energy Corp.	1.4%
The Southern Co.	1.4%
DTE Energy Co.	1.4%
Johnson & Johnson	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

CDC — AR (6/25)

VictoryShares Free Cash Flow ETF

Ticker: VFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Free Cash Flow ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Free Cash Flow ETF	$42	0.39%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to relative performance; and

  Stock selection in the information technology sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s underweight position in the financials sector detracted from relative performance; and

  Stock selection in the energy sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $14,531	Russell 1000® Index (regulatory broad based index) - $14,618	Victory U.S. Large Cap Free Cash Flow Index - $14,681	Russell 1000® Value Index - $13,089
6/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/23	$10,159	$10,202	$10,161	$10,182
9/23	$10,419	$9,881	$10,438	$9,860
12/23	$11,416	$11,064	$11,448	$10,796
3/24	$13,098	$12,203	$13,153	$11,767
6/24	$12,535	$12,638	$12,599	$11,512
9/24	$13,537	$13,407	$13,625	$12,597
12/24	$13,906	$13,775	$14,013	$12,348
3/25	$14,031	$13,157	$14,158	$12,611
6/25	$14,531	$14,618	$14,681	$13,089
Footnote	Description
Footnote*	Inception date for the VictoryShares Free Cash Flow ETF is 6/22/2023.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	15.93%Footnote Reference	20.27%Footnote Reference
Russell 1000® Index	15.66%	20.63%
Victory U.S. Large Cap Free Cash Flow Index	16.52%	20.88%
Russell 1000® Value Index	13.70%	14.22%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$4,303,779
Number of Holdings	51
Investment Advisory Fees	$7,366
Portfolio Turnover	142%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	1.5%
Utilities	1.8%
Industrials	3.7%
Communication Services	6.4%
Consumer Discretionary	16.5%
Information Technology	17.8%
Energy	22.3%
Health CareFootnote Reference**	29.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

QUALCOMM, Inc.	4.0%
The Cigna Group	3.9%
UnitedHealth Group, Inc.	3.7%
Merck & Co., Inc.	3.6%
Expedia Group, Inc.	3.1%
Royalty Pharma PLC, Class A	2.9%
Zoom Communications, Inc.	2.8%
Exxon Mobil Corp.	2.6%
Omnicom Group, Inc.	2.5%
Amgen, Inc.	2.5%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

VFLO — AR (6/25)

VictoryShares Small Cap Free Cash Flow ETF

Ticker: SFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Small Cap Free Cash Flow ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Small Cap Free Cash Flow ETF	$49	0.49%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the information technology sector contributed positively to relative performance; and

  Stock selection in the health care and industrials sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the communication services sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $10,686	Russell 3000® Index (regulatory broad based index) - $13,305	Victory U.S. Small Cap Free Cash Flow Index - $10,808	Russell 2000® Value Index - $10,653
12/23Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/24	$10,483	$11,540	$10,533	$10,095
6/25	$10,686	$13,305	$10,808	$10,653
Footnote	Description
Footnote*	Inception date for the VictoryShares Small Cap Free Cash Flow ETF is 12/21/2023.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	1.94%	4.43%
Russell 3000® Index	15.30%	20.54%
Victory U.S. Small Cap Free Cash Flow Index	2.61%	5.22%
Russell 2000® Value Index	5.54%	4.23%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$281,914
Number of Holdings	205
Investment Advisory Fees	$794
Portfolio Turnover	125%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	0.1%
Materials	2.4%
Financials	2.6%
Consumer Staples	3.6%
Communication Services	7.7%
Information Technology	12.4%
Health Care	13.3%
Industrials	16.1%
Consumer Discretionary	19.3%
Energy	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Jazz Pharmaceuticals PLC	1.7%
Oscar Health, Inc., Class A	1.6%
Symbotic, Inc.	1.5%
Cal-Maine Foods, Inc.	1.5%
Lyft, Inc., Class A	1.4%
Chord Energy Corp.	1.4%
Core Natural Resources, Inc.	1.3%
Clear Secure, Inc., Class A	1.2%
Toll Brothers, Inc.	1.2%
RingCentral, Inc., Class A	1.2%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

SFLO — AR (6/25)

VictoryShares Free Cash Flow Growth ETF

Ticker: GFLW     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Free Cash Flow Growth ETF (the "Fund") for the period of December 4, 2024 to June 30, 2025 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Free Cash Flow Growth ETF	$23Footnote Reference**	0.39%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s overweight allocation to the industrials sector contributed positively to relative performance; and

  Stock selection in the communication services and consumer discretionary sectors contributed to relative performance.

Top detractors from performance:

  The Fund’s overweight position in the health care sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $10,518	Russell 1000® Index (regulatory broad based index) - $10,288	Russell 1000® Growth Index - $10,546	Victory US Free Cash Flow Growth Index - $10,560
12/24Footnote Reference*	$10,000	$10,000	$10,000	$10,000
12/24	$9,514	$9,694	$9,941	$9,516
1/25	$9,936	$10,003	$10,137	$9,941
2/25	$9,468	$9,828	$9,773	$9,475
3/25	$8,679	$9,259	$8,950	$8,689
4/25	$9,193	$9,204	$9,108	$9,208
5/25	$10,023	$9,792	$9,914	$10,042
6/25	$10,518	$10,288	$10,546	$10,560
Footnote	Description
Footnote*	Inception date for the VictoryShares Free Cash Flow Growth ETF is 12/4/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

Since Inception
Fund @ Net Asset Value	5.18%
Russell 1000® Index	2.88%
Russell 1000® Growth Index	5.46%
Victory US Free Cash Flow Growth Index	5.60%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$538,630
Number of Holdings	101
Investment Advisory Fees	$528
Portfolio Turnover	96%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	2.1%
Health Care	10.1%
Communication Services	13.3%
Consumer Discretionary	18.1%
Industrials	18.4%
Information TechnologyFootnote Reference**	37.6%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Broadcom, Inc.	4.1%
Netflix, Inc.	3.9%
Meta Platforms, Inc., Class A	3.2%
Booking Holdings, Inc.	2.8%
Spotify Technology SA	2.8%
GE Vernova, Inc.	2.6%
AppLovin Corp., Class A	2.4%
DoorDash, Inc., Class A	2.4%
Palantir Technologies, Inc., Class A	2.1%
NVIDIA Corp.	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Statement of Additional Information

Summary Prospectus

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GFLW — AR (6/25)

VictoryShares International Free Cash Flow ETF

Ticker: IFLO     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares International Free Cash Flow ETF (the "Fund") for the period of June 26, 2025 to June 30, 2025 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow ETF	$1Footnote Reference**	0.56%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Given the Fund’s recent commencement of operations (June 26, 2025), there is limited attribution data for this ﬁscal year. However, during the period referenced, the slight outperformance relative to the Index can be attributed to the Fund’s overweight allocation to the industrials sector, as well as security selection in the materials sector. The Fund’s overweight allocation to the energy sector detracted from relative performance during the period.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

Since Inception
Fund @ Net Asset Value	2.52%
MSCI All Country World Index	1.77%
Victory International Free Cash Flow Index	2.50%
MSCI World ex-USA Value Index	2.31%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$11,533
Number of Holdings	100
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.1%
Consumer Staples	4.8%
Health Care	8.2%
Materials	8.4%
Information Technology	8.6%
Consumer Discretionary	16.2%
Energy	22.7%
Industrials	27.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Shell PLC	4.0%
Denso Corp.	2.4%
BP PLC	2.3%
Equinor ASA	2.2%
Shin-Etsu Chemical Co. Ltd.	1.9%
Sanofi SA	1.8%
LVMH Moet Hennessy Louis Vuitton SE	1.8%
Canadian Natural Resources Ltd.	1.7%
Takeda Pharmaceutical Co. Ltd.	1.7%
International Consolidated Airlines Group SA	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Statement of Additional Information

Summary Prospectus

Contact us at 866-376-7890 or visit vcm.com/contact-us.

IFLO — AR (6/25)

VictoryShares International Free Cash Flow Growth ETF

Ticker: GRIN     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares International Free Cash Flow Growth ETF (the "Fund") for the period of June 26, 2025 to June 30, 2025 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
International Free Cash Flow Growth ETF	$1Footnote Reference**	0.56%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Given the Fund’s recent commencement of operations (June 26, 2025), there is limited attribution data for this ﬁscal year. However, during the period referenced, the slight outperformance relative to the Index can be attributed to the Fund’s underweight allocation to the financials sector, as well as the Fund’s overweight allocation to the industrials sector. There were no material detractors during the period.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

Since Inception
Fund @ Net Asset Value	2.82%
MSCI All Country World Index	1.77%
Victory International Growth Free Cash Flow Index	2.85%
MSCI World ex-USA Growth Index	1.80%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$11,568
Number of Holdings	99
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	1.1%
Energy	2.9%
Materials	7.3%
Health Care	7.5%
Communication Services	7.7%
Consumer Discretionary	16.7%
Information Technology	19.2%
Industrials	37.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Siemens Energy AG	3.8%
Rolls-Royce Holdings PLC	3.7%
Sea Ltd., ADR	3.3%
International Consolidated Airlines Group SA	3.0%
Agnico Eagle Mines Ltd., ADR	2.6%
Rheinmetall AG	2.5%
Novo Nordisk A/S, Class B	2.3%
Kinross Gold Corp.	2.3%
ASML Holding NV	2.2%
Thales SA	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Statement of Additional Information

Summary Prospectus

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GRIN — AR (6/25)

VictoryShares Short-Term Bond ETF

Ticker: USTB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Short-Term Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Short-Term Bond ETF	$35	0.34%

What affected the Fund’s performance during the last year?

The Fund outperformed its benchmark, the Bloomberg 1-3 YR Credit Index (the “Index”). for the 12-month period ending June 30, 2025.

The Fund continued to hold a diversified portfolio of primarily investment-grade bonds.

Top contributors to performance:

  Top sectors that outperformed relative to the Index included tobacco, real estate investment trusts, non-agency commercial mortgage-backed securities, property & casualty, and banking.

  From a credit perspective, while all rating categories contributed to outperformance relative to the Index, the Fund’s allocation to below investment grade, BBB and single A rated bonds performed the best.

  Security selection and allocation were the biggest drivers of return relative to the Index.

  The Fund’s duration relative to the Index added slightly to relative performance.

Top detractors from performance:

  Sectors that underperformed relative to the Index included taxable municipal bonds, Treasuries, independent exploration & production, collateralized mortgage obligations, and chemicals.

  From a credit perspective, the Fund’s allocation to AA and AAA rated bonds provided the least benefit relative to the Index.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $12,897	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,189	Bloomberg 1-3 Year Credit Index - $12,164
10/17Footnote Reference*	$10,000	$10,000	$10,000
6/18	$10,006	$9,893	$9,999
6/19	$10,497	$10,671	$10,480
6/20	$10,922	$11,604	$10,933
6/21	$11,303	$11,565	$11,076
6/22	$10,881	$10,375	$10,664
6/23	$11,242	$10,278	$10,812
6/24	$12,059	$10,548	$11,421
6/25	$12,897	$11,189	$12,164
Footnote	Description
Footnote*	Inception date for the VictoryShares Short-Term Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.95%	3.38%	3.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.47%
Bloomberg 1-3 Year Credit Index	6.50%	2.16%	2.58%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,289,242
Number of Holdings	819
Investment Advisory Fees	$2,303
Portfolio Turnover	33%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	34.2%
Asset-Backed Securities	25.9%
U.S. Treasury Obligations	16.5%
Yankee Dollars	7.7%
Collateralized Mortgage Obligations	3.6%
OtherFootnote Reference**	2.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USTB — AR (6/25)

VictoryShares Core Intermediate Bond ETF

Ticker: UITB     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Core Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Intermediate Bond ETF	$39	0.38%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries, agency mortgage-backed securities, and highly rated asset-backed securities and a reduced allocation to corporate bonds.

Top contributors to performance:

  The Fund’s security selection within corporate bonds was the primary contributor to outperformance.

  Banking, insurance, food & beverage, health care, and technology were the sub-sectors that contributed most positively to relative performance.

  The Fund’s overweight to, and security selection within, commercial mortgage-backed securities contributed to relative performance.

  Security selection in Agency Callable securities contributed to relative performance.

  The Fund’s overweight allocation to and security selection of BBB-rated securities were the largest credit rating factors that contributed to relative performance.

Top detractors from performance:

  The Fund’s underweight allocation to the conventional 30-year mortgage-backed securities detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,787	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $11,189
10/17Footnote Reference*	$10,000	$10,000
6/18	$9,875	$9,893
6/19	$10,776	$10,671
6/20	$11,604	$11,604
6/21	$11,900	$11,565
6/22	$10,669	$10,375
6/23	$10,682	$10,278
6/24	$11,080	$10,548
6/25	$11,787	$11,189
Footnote	Description
Footnote*	Inception date for the VictoryShares Core Intermediate Bond ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	6.38%	0.31%	2.16%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.47%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,342,613
Number of Holdings	1,128
Investment Advisory Fees	$6,945
Portfolio Turnover	19%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	39.3%
Corporate Bonds	22.4%
U.S. Government Agency Mortgages	13.3%
Asset-Backed Securities	13.0%
Collateralized Mortgage Obligations	5.2%
Yankee Dollars	5.0%
OtherFootnote Reference**	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UITB — AR (6/25)

VictoryShares Core Plus Intermediate Bond ETF

Ticker: UBND     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Core Plus Intermediate Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Core Plus Intermediate Bond ETF	$41	0.40%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a lower allocation to lower rated corporate and high yield bonds, and a higher allocation to higher rated bonds, Treasuries, and agency residential mortgages-backed securities.

The Fund’s performance was driven primarily by security selection and asset allocation.

Top contributors to performance:

  Relative to the Bloomberg U.S. Aggregate Bond Index, our best performing security types and sectors were asset-backed securities, the insurance sector, and the consumer cyclical sector.

  In addition, an underweight allocation to commercial mortgage-backed securities, equipment asset-backed securities, and other asset-backed securities contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to Treasuries detracted from relative performance.

  The Fund’s exposures to utilities and consumer non-cyclical sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $10,081	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,652
10/21Footnote Reference*	$10,000	$10,000
6/22	$8,880	$8,949
6/23	$9,037	$8,865
6/24	$9,431	$9,099
6/25	$10,081	$9,652
Footnote	Description
Footnote*	Inception date for the Core Plus Intermediate Bond ETF is 10/4/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	6.89%	0.22%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.94%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,023,207
Number of Holdings	1,195
Investment Advisory Fees	$1,921
Portfolio Turnover	51%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	22.6%
Corporate Bonds	18.7%
Asset-Backed Securities	18.0%
U.S. Government Agency Mortgages	16.8%
Collateralized Mortgage Obligations	9.2%
Yankee Dollars	4.4%
Municipal Bonds	3.6%
Senior Secured Loans	2.3%
OtherFootnote Reference**	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UBND — AR (6/25)

VictoryShares Corporate Bond ETF

Ticker: UCRD     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Corporate Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Corporate Bond ETF	$41	0.40%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund to be more defensive. This includes a higher allocation to Treasuries and a lower allocation to high yield and lower-rated corporate bonds. The Fund’s performance was driven primarily by security selection.

Top contributors to performance:

  Relative to the Bloomberg U.S. Corporate Bond Index, the Fund’s best performing sectors included banking, electric utilities and technology.

  The Fund benefited from an overweight allocation to, and security selection in, BBB-rated securities.

  Changes in yield across the maturity spectrum throughout the reporting period contributed to relative performance for the Fund.

Top detractors from performance:

  The Fund’s exposure to retailers and wirelines, as well as an allocation to Treasuries, detracted from relative performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $9,730	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $9,652	Bloomberg U.S. Corporate Bond Index - $9,725
10/21Footnote Reference*	$10,000	$10,000	$10,000
6/22	$8,463	$8,949	$8,561
6/23	$8,619	$8,865	$8,694
6/24	$9,090	$9,099	$9,097
6/25	$9,730	$9,652	$9,725
Footnote	Description
Footnote*	Inception date for the Corporate Bond ETF is 10/5/2021.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	7.05%	-0.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.94%
Bloomberg U.S. Corporate Bond Index	6.91%	-0.74%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$139,979
Number of Holdings	416
Investment Advisory Fees	$482
Portfolio Turnover	16%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	77.9%
Yankee Dollars	16.6%
U.S. Treasury Obligations	3.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UCRD — AR (6/25)

VictoryShares WestEnd Economic Cycle Bond ETF

Ticker: BMDL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares WestEnd Economic Cycle Bond ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Economic Cycle Bond ETF	$41	0.40%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a maturing economic cycle, with moderate economic activity and an increase in economic and trade policy uncertainty.

Top contributors to performance:

  The largest positive contributor to relative performance was yield curve positioning, with an overweight position in intermediate-term bonds and an underweight position in longer duration corporate bonds.

Top detractors from performance:

  The largest detractor from relative performance was an overweight position in longer duration treasury bonds and an underweight position in corporate bonds as interest rates moved higher and credit spreads remained narrow.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	WestEnd Economic Cycle Bond ETF - $10,467	Bloomberg U.S. Aggregate Bond Index (regulatory broad based index) - $10,541	Bloomberg U.S. Government/Credit Bond Index - $10,529
6/24Footnote Reference*	$10,000	$10,000	$10,000
6/24	$9,929	$9,937	$9,943
9/24	$10,478	$10,453	$10,451
12/24	$10,055	$10,133	$10,129
3/25	$10,355	$10,415	$10,402
6/25	$10,467	$10,541	$10,529
Footnote	Description
Footnote*	Inception date for the WestEnd Economic Cycle Bond ETF is 6/21/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	5.42%	4.55%
Bloomberg U.S. Aggregate Bond Index	6.08%	5.26%
Bloomberg U.S. Government/Credit Bond Index	5.89%	5.14%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$113,378
Number of Holdings	424
Investment Advisory Fees	$229
Portfolio Turnover	35%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	62.1%
Corporate Bonds	31.7%
Yankee Dollars	4.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

BMDL — AR (6/25)

VictoryShares Pioneer Asset-Based Income ETF

Ticker: ABI     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Pioneer Asset-Based Income ETF (the "Fund") for the period of June 26, 2025 to June 30, 2025 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Pioneer Asset-Based Income ETF	$1Footnote Reference**	0.70%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

The Fund commenced operations on June 26, 2025. For the period June 26, 2025, to June 30, 2025, the Fund returned 0.04%, underperforming its primary benchmark, the Bloomberg U.S. Treasury Bellwethers 3-Month Index, which returned 0.06% for the period. Given the Fund’s recent commencement of operations (June 26, 2025), there is no attribution data for the period.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

Since Inception
Fund @ Net Asset Value	0.04%
Bloomberg U.S. Aggregate Bond Index	0.42%
Bloomberg U.S. Treasury Bellwethers 3-Month Index	0.06%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$2,501
Number of Holdings	2
Investment Advisory Fees	$-Footnote Reference(a)
Portfolio Turnover	-%Footnote Reference*
Footnote	Description
Footnote*	No turnover rate due to the commencement of operations close to the reporting period end.
Footnote(a)	Rounds to less than $1 thousand.

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
U.S. Treasury Obligations	59.9%
*	Does not include futures contracts, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ABI — AR (6/25)

VictoryShares US Value Momentum ETF

Ticker: ULVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US Value Momentum ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Value Momentum ETF	$22	0.20%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the financials sector contributed positively to relative performance; and

  Stock selection in the consumer staples sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the materials sector detracted from relative performance; and

  Stock selection in the industrials and consumer discretionary sectors detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $19,428	Russell 1000® Index (regulatory broad based index) - $27,036	Nasdaq US 500 Large Cap Index - $27,731	Nasdaq Victory US Value Momentum Index - $19,769
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,330	$10,745	$10,721	$10,346
6/19	$10,491	$11,821	$11,870	$10,530
6/20	$9,448	$12,705	$12,928	$9,488
6/21	$13,890	$18,178	$18,266	$13,991
6/22	$12,926	$15,808	$15,934	$13,045
6/23	$14,088	$18,869	$19,093	$14,254
6/24	$16,775	$23,375	$23,844	$17,022
6/25	$19,428	$27,036	$27,731	$19,769
Footnote	Description
Footnote*	Inception date for the VictoryShares US Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	15.81%Footnote Reference	15.51%Footnote Reference	9.03%
Russell 1000® Index	15.66%	16.30%	13.82%
Nasdaq US 500 Large Cap Index	16.30%	16.49%	14.20%
Nasdaq Victory US Value Momentum Index	16.14%	15.81%	9.28%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$166,121
Number of Holdings	126
Investment Advisory Fees	$234
Portfolio Turnover	95%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	3.9%
Consumer Discretionary	5.8%
Real Estate	6.4%
Communication Services	7.2%
Utilities	8.1%
Consumer Staples	8.3%
Industrials	9.4%
Health Care	12.4%
Information Technology	14.1%
Financials	21.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Atmos Energy Corp.	1.3%
CenterPoint Energy, Inc.	1.2%
The TJX Cos., Inc.	1.2%
Duke Energy Corp.	1.2%
CME Group, Inc.	1.2%
VICI Properties, Inc.	1.2%
NiSource, Inc.	1.2%
Ameren Corp.	1.2%
Exelon Corp.	1.2%
Abbott Laboratories	1.1%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

ULVM — AR (6/25)

VictoryShares US Small Mid Cap Value Momentum ETF

Ticker: USVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares US Small Mid Cap Value Momentum ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
US Small Mid Cap Value Momentum ETF	$26	0.25%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s overweight allocation to the real estate and utilities sectors contributed positively to relative performance; and

  Stock selection in the industrials sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the information technology sector detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed negatively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $18,789	Russell 3000® Index (regulatory broad based index) - $26,215	Nasdaq US 1300 Small Mid Cap Index - $19,042	Nasdaq Victory US Small Mid Cap Value Momentum Index - $19,303
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$10,842	$10,768	$11,029	$10,873
6/19	$10,417	$11,736	$11,073	$10,471
6/20	$9,453	$12,502	$10,388	$9,531
6/21	$15,169	$18,024	$16,787	$15,333
6/22	$12,858	$15,524	$13,272	$13,031
6/23	$14,444	$18,467	$15,520	$14,712
6/24	$17,010	$22,737	$17,487	$17,402
6/25	$18,789	$26,215	$19,042	$19,303
Footnote	Description
Footnote*	Inception date for the VictoryShares US Small Mid Cap Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	10.46%	14.73%	8.56%
Russell 3000® Index	15.30%	15.96%	13.37%
Nasdaq US 1300 Small Mid Cap Index	8.89%	12.89%	8.75%
Nasdaq Victory US Small Mid Cap Value Momentum Index	10.92%	15.16%	8.94%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$953,774
Number of Holdings	295
Investment Advisory Fees	$808
Portfolio Turnover	112%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	4.0%
Energy	4.5%
Consumer Staples	4.8%
Utilities	6.0%
Real Estate	8.1%
Information Technology	9.3%
Consumer Discretionary	11.8%
Industrials	13.1%
Financials	15.6%
Health Care	19.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Innoviva, Inc.	0.8%
Evergy, Inc.	0.8%
Pinnacle West Capital Corp.	0.7%
Agree Realty Corp.	0.7%
OGE Energy Corp.	0.7%
Post Holdings, Inc.	0.6%
Dynex Capital, Inc.	0.6%
Avista Corp.	0.6%
Enact Holdings, Inc.	0.6%
Black Hills Corp.	0.6%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

USVM — AR (6/25)

VictoryShares International Value Momentum ETF

Ticker: UIVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares International Value Momentum ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
International Value Momentum ETF	$40	0.35%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the health care sector contributed positively to relative performance; and

  Stock selection in the financials and health care sectors was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the energy sector detracted from relative performance; and

  Stock selection in the consumer discretionary sector detracted from relative performance.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $15,146	MSCI All Country World Index (regulatory broad based index) - $21,180	Nasdaq DM Ex United States Large Mid Cap Index - $16,190	Nasdaq Victory International Value Momentum Index - $15,616
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,782	$10,345	$9,986	$9,809
6/19	$9,402	$10,940	$10,036	$9,449
6/20	$8,234	$11,170	$9,580	$8,299
6/21	$10,923	$15,556	$12,886	$11,060
6/22	$9,163	$13,106	$10,575	$9,309
6/23	$10,308	$15,273	$12,395	$10,540
6/24	$11,732	$18,232	$13,748	$12,047
6/25	$15,146	$21,180	$16,190	$15,616
Footnote	Description
Footnote*	Inception date for the VictoryShares International Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	29.09%Footnote Reference	12.96%	5.55%
MSCI All Country World Index	16.17%	13.65%	10.26%
Nasdaq DM Ex United States Large Mid Cap Index	17.76%	11.06%	6.47%
Nasdaq Victory International Value Momentum Index	29.62%	13.48%	5.97%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$264,953
Number of Holdings	191
Investment Advisory Fees	$584
Portfolio Turnover	99%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Health Care	5.1%
Energy	5.6%
Utilities	5.8%
Real Estate	6.5%
Materials	7.1%
Consumer Discretionary	7.7%
Communication Services	8.1%
Consumer Staples	9.9%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Swiss Prime Site AG, Registered Shares	1.1%
Ageas SA	0.9%
Klepierre SA	0.9%
Orange SA	0.9%
Metro, Inc.	0.9%
Poste Italiane SpA	0.9%
Emera, Inc.	0.8%
Enbridge, Inc.	0.8%
Singapore Airlines Ltd.	0.8%
Power Corp. of Canada	0.8%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UIVM — AR (6/25)

VictoryShares Emerging Markets Value Momentum ETF

Ticker: UEVM     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Emerging Markets Value Momentum ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
Emerging Markets Value Momentum ETF	$48	0.45%

What affected the Fund’s performance during the last year?

Top contributors to performance:

  The Fund’s underweight allocation to the consumer discretionary sector was a positive contributor to relative performance; and

  Stock selection in the financials and health care sectors contributed positively to relative performance.

Top detractors from performance:

  The Fund’s overweight allocation to the utilities sector detracted from relative performance; and

  Stock selection in the consumer discretionary and information technology sectors detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $13,695	MSCI All Country World Index (regulatory broad based index) - $21,180	Nasdaq Emerging Market Large Mid Cap Index - $14,577	Nasdaq Victory Emerging Market Value Momentum Index - $14,941
10/17Footnote Reference*	$10,000	$10,000	$10,000	$10,000
6/18	$9,438	$10,345	$9,768	$9,480
6/19	$9,209	$10,940	$10,441	$9,309
6/20	$8,041	$11,170	$9,668	$8,188
6/21	$11,376	$15,556	$13,215	$11,623
6/22	$9,290	$13,106	$10,255	$9,575
6/23	$10,015	$15,273	$10,747	$10,520
6/24	$12,205	$18,232	$12,332	$13,236
6/25	$13,695	$21,180	$14,577	$14,941
Footnote	Description
Footnote*	Inception date for the VictoryShares Emerging Markets Value Momentum ETF is 10/24/2017.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	5 Year	Since Inception
Fund @ Net Asset Value	11.51%	11.24%	4.18%
MSCI All Country World Index	16.17%	13.65%	10.26%
Nasdaq Emerging Market Large Mid Cap Index	18.21%	8.56%	5.03%
Nasdaq Victory Emerging Market Value Momentum Index	12.88%	12.78%	5.37%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$225,510
Number of Holdings	196
Investment Advisory Fees	$569
Portfolio Turnover	118%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	2.8%
Consumer Staples	5.7%
Energy	6.1%
Health Care	6.7%
Utilities	7.0%
Materials	8.1%
Consumer Discretionary	8.9%
Information Technology	11.8%
Industrials	14.5%
Financials	25.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

RHB Bank Bhd	1.3%
Tenaga Nasional Bhd	1.2%
SCB X PCL	1.1%
Kasikornbank PCL	1.0%
Sun Pharmaceutical Industries Ltd.	1.0%
Bank of Communications Co. Ltd., Class H	1.0%
Industrial & Commercial Bank of China Ltd., Class H	0.9%
AMMB Holdings Bhd	0.9%
China Construction Bank Corp., Class H	0.9%
Narayana Hrudayalaya Ltd.	0.9%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

UEVM — AR (6/25)

VictoryShares WestEnd U.S. Sector ETF

Ticker: MODL     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares WestEnd U.S. Sector ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd U.S. Sector ETF	$50	0.46%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a maturing economic cycle with moderate economic activity and an increase in economic and trade policy uncertainty.

Top contributors to performance:

  The largest positive contributor to relative returns for the Fund was avoidance of some of the most economically-sensitive, or cyclical sectors (i.e. energy, materials). Collectively, these sectors underperformed the broader market, which we believe is evidence of a slowing-growth environment.

  The Fund maintained overweight positions in the financials and communication services sectors, both of which outperformed the S&P 500® Index during the ﬁscal year.

  The Fund positioned itself within the information technology sector, particularly within the software industry, which contributed positively to relative performance during the ﬁscal year.

Top detractors from performance:

  The Fund’s overweight allocation to more traditional defensive sectors, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

  The Fund’s avoidance of the industrials sector, which is typically considered to be more cyclical, or economically-sensitive, detracted from relative performance during the fiscal year.

The Fund had a small allocation to derivatives during the period that did not have a material impact on performance.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $17,709	S&P 500® Index (regulatory broad based index) - $18,010
10/22Footnote Reference*	$10,000	$10,000
12/22	$10,684	$10,741
3/23	$11,543	$11,546
6/23	$12,510	$12,556
9/23	$11,999	$12,145
12/23	$13,218	$13,565
3/24	$14,550	$14,997
6/24	$15,221	$15,639
9/24	$16,084	$16,560
12/24	$16,479	$16,959
3/25	$15,921	$16,234
6/25	$17,709	$18,010
Footnote	Description
Footnote*	Inception date for the WestEnd US Sector ETF is 10/12/2022.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	16.35%Footnote Reference	23.40%Footnote Reference
S&P 500® Index	15.16%	24.17%
Footnote	Description
Footnote	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$559,301
Number of Holdings	321
Investment Advisory Fees	$1,806
Portfolio Turnover	31%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	9.0%
Consumer Discretionary	9.9%
Financials	14.6%
Communication Services	15.8%
Health Care	16.9%
Information TechnologyFootnote Reference**	33.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Microsoft Corp.	9.9%
NVIDIA Corp.	5.2%
Meta Platforms, Inc., Class A	4.7%
Apple, Inc.	4.3%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.0%
Alphabet, Inc., Class C	2.6%
Eli Lilly & Co.	2.3%
Broadcom, Inc.	1.8%
Netflix, Inc.	1.7%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

MODL — AR (6/25)

VictoryShares WestEnd Global Equity ETF

Ticker: GLOW     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares WestEnd Global Equity ETF (the "Fund") for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
WestEnd Global Equity ETF	$64	0.60%

What affected the Fund’s performance during the last year?

We believe we have positioned the Fund for a global economic cycle that continues to exhibit signs of being at an advanced stage, particularly within developed economies.

Top contributors to performance:

  The largest positive contributor to relative returns was avoidance of some of the most economically-sensitive, or cyclical, U.S. sectors (i.e. energy, materials). Collectively, these sectors underperformed the broader market, which we believe is evidence of a slowing-growth environment.

  The Fund maintained overweight allocations to the U.S. financials and communication services sectors, both of which outperformed the S&P 500® Index during the ﬁscal year.

  The Fund positioned itself within the U.S. information technology sector, particularly within the software industry, which contributed positively to relative performance during the ﬁscal year.

  The Fund’s international positioning, particularly within Asia, contributed positively to relative performance during the fiscal year.

Top detractors from performance:

  The Fund’s overweight allocation to more traditional defensive U.S. sectors, such as health care and consumer staples, that offer consistent but slower earnings growth, was among the largest detractors from relative performance during the ﬁscal year.

  The Fund’s avoidance of the U.S. industrials sector, which is typically considered to be more cyclical, or economically-sensitive, detracted from relative performance during the fiscal year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,479	S&P 500® Index (regulatory broad based index) - $11,493
6/24Footnote Reference*	$10,000	$10,000
6/24	$10,006	$9,979
9/24	$10,656	$10,567
12/24	$10,440	$10,821
3/25	$10,422	$10,359
6/25	$11,479	$11,493
Footnote	Description
Footnote*	Inception date for the WestEnd Global Equity ETF is 6/21/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

	1 Year	Since Inception
Fund @ Net Asset Value	14.72%	14.37%
S&P 500® Index	15.16%	14.50%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$4,811
Number of Holdings	11
Investment Advisory Fees	$31
Portfolio Turnover	37%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Top CountriesFootnote Reference*^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
United States	67.7%
Japan	6.4%
China	3.4%
Taiwan	2.4%
India	2.4%
South Korea	2.2%
Australia	1.9%
United Kingdom	1.8%
Switzerland	1.3%
France	1.2%
Technology Select Sector SPDR Fund	18.1%
Vanguard FTSE All-World ex-US ETF	12.5%
Health Care Select Sector SPDR Fund	11.6%
Communication Services Select Sector SPDR Fund	10.7%
Financial Select Sector SPDR Fund	10.2%
Vanguard FTSE Pacific ETF	7.5%
iShares MSCI Emerging Markets Asia ETF	7.5%
Consumer Discretionary Select Sector SPDR Fund	7.0%
Consumer Staples Select Sector SPDR Fund	6.0%
iShares Expanded Tech-Software Sector ETF	5.8%
^	Percentages are of the net assets of the Fund and may not equal 100%.
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

GLOW — AR (6/25)

VictoryShares Hedged Equity Income ETF

Ticker: HEJD     Exchange: Nasdaq

Annual Shareholder Report — June 30, 2025

The annual shareholder report contains important information about VictoryShares Hedged Equity Income ETF (the "Fund") for the period of July 11, 2024 to June 30, 2025 ("reporting period"), as well as certain changes to the Fund. You can find additional information about the Fund at advisor.vcm.com/literature/etf-prospectuses. You may also request more information by calling 866-376-7890 or visiting vcm.com/contact-us.

This report describes changes to the Fund that occurred during the period.

What were the Fund's costs for the last reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Hedged Equity Income ETF	$56Footnote Reference**	0.55%

Footnote	Description
Footnote*	Annualized
Footnote**	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.

What affected the Fund’s performance during the last reporting period?

Top contributors to performance:

  The Fund’s overweight allocation to the utilities sector contributed positively to relative performance; and

  Stock selection in the health care sector was a positive contributor to relative performance.

Top detractors from performance:

  The Fund’s overweight position in the energy sector detracted from relative performance; and

  Stock selection in the financials and industrials sectors detracted from relative performance.

In addition, the Fund's employment of a derivatives strategy overlay to efficiently manage the overall portfolio risks associated with the Fund's strategy contributed positively to performance during the year.

The graph reflects investment growth of a hypothetical investment of $10,000 in the Fund. The graph and table total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions, or redemption of shares. The total return figures include all waivers of fees. Without such fee waivers, the total returns would have been lower.

Growth of $10,000 Investment

	Fund @ Net Asset Value - $11,087	S&P 500® Index (regulatory broad based index) - $11,157
7/24Footnote Reference*	$10,000	$10,000
9/24	$10,573	$10,259
12/24	$10,715	$10,506
3/25	$10,790	$10,057
6/25	$11,087	$11,157
Footnote	Description
Footnote*	Inception date for the Hedged Equity Income ETF is 7/11/2024.

AVERAGE ANNUAL TOTAL RETURNS

(as of June 30, 2025)

Since Inception
Fund @ Net Asset Value	10.87%
S&P 500® Index	11.57%

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$36,434
Number of Holdings	221
Investment Advisory Fees	$117
Portfolio Turnover	76%

The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance is not a good predictor of the Fund's future performance. For current performance, please visit https://advisor.vcm.com/products-fa/victoryshares-etfs  or call 866-376-7890.

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Information Technology	1.6%
Industrials	3.2%
Communication Services	4.4%
Consumer Discretionary	7.0%
Materials	7.3%
Health Care	7.5%
Energy	10.5%
Utilities	14.4%
Consumer Staples	17.6%
Financials	18.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Flowers Foods, Inc.	1.9%
Verizon Communications, Inc.	1.6%
General Mills, Inc.	1.6%
PepsiCo, Inc.	1.6%
Altria Group, Inc.	1.5%
Amcor PLC	1.5%
AT&T, Inc.	1.5%
Merck & Co., Inc.	1.4%
The Campbell's Company	1.4%
Kinder Morgan, Inc.	1.4%
*	Does not include futures contracts, money market instruments, short-term investments purchased with cash collateral from securities loaned, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Material Fund Changes

Foreside Fund Services, LLC ("Foreside") served as the Fund’s distributor. Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of Victory Capital Management Inc., replaced Foreside and now serves as Distributor for the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 866-376-7890 or visit vcm.com/contact-us.

HEJD — AR (6/25)

(b)  Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code of Ethics”). During the period covered by this report, there were no amendments, nor did the Registrant grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. The Code of Ethics is attached hereto as Exhibit 19(a)(1) of this Form.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. David L. Meyer and E. Lee Beard are “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Fees for audit services provided to the Registrant were $290,320 and $321,950 for the fiscal years ended June 30, 2025 and 2024, respectively.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for audit-related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item were $0 and $0 for the fiscal years ended June 30, 2025 and 2024, respectively. The fees, paid by the Registrant, were payment for the principal accountant performing work relating to assurance and related services.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $124,400 and $100,050 for the fiscal years ended June 30, 2025 and 2024, respectively.

(d) All Other Fees. Fees for other services totaled $0 and $0 for the fiscal years ended June 30, 2025 and 2024, respectively.

(e) (1) The Registrant’s Audit Committee has adopted Pre-Approval Policies and Procedures. The Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit Committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.
      (2) 100% of  services described in items (b) were pre-approved by the Audit Committee pursuant to Rule 2 01(c)(7)(i)(c) of Regulation S-X for the fiscal years ended June 30, 2025 and 2024.

(f) All of the work in connection with the audit of the Registrant during the years ended June 30, 2025 and 2024 was performed by full-time employees of the Registrant’s principal accountant.

(g) The aggregate fees billed by the principal accountant for non-audit services to the Registrant, the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $124,400 and $100,050 for the years ended June 30, 2025 and 2024, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal auditor’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2025
Annual: Full Financials
Victory Market Neutral Income Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedule of Portfolio Investments (Form N-CSR Item 6) 3
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
16
Statement of Operations
17
Statements of Changes in Net Assets
18
Financial Highlights
20
Notes to Financial Statements (Form N-CSR Item 7) 24
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 33
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
34

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
Victory Market Neutral Income Fund
3
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (91.4%)
Australia (1.1%):
Communication Services (0.4%):
Telstra Group Ltd. ...................................................... 2,919,612 $ 9,307
Energy (0.0%):(a)
Ampol Ltd. ........................................................... 7 —(b)
Financials (0.2%):
ANZ Group Holdings Ltd. ................................................ 310,663 5,956
Materials (0.3%):
BHP Group Ltd. ........................................................ 219,351 5,276
Fortescue Ltd. ......................................................... 330,950 3,326
8,602
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 749,334 5,325
29,190
Austria (0.3%):
Energy (0.3%):
OMV AG ............................................................ 132,385 7,198
Belgium (0.3%):
Financials (0.3%):
Ageas SA ............................................................ 117,387 7,940
Bermuda (0.5%):
Energy (0.5%):
DHT Holdings, Inc. ..................................................... 605,895 6,550
Golar LNG Ltd. ........................................................ 134,120 5,524
12,074
Brazil (3.9%):
Communication Services (0.6%):
Telefonica Brasil SA ..................................................... 947,600 5,388
TIM SA .............................................................. 2,303,900 9,351
14,739
Consumer Discretionary (0.3%):
Vibra Energia SA ....................................................... 1,732,000 6,905
Consumer Staples (0.7%):
Ambev SA ............................................................ 5,078,100 12,451
JBS NV(c) ............................................................ 507,650 7,308
19,759
Energy (0.2%):
Petroleo Brasileiro SA, Preference Shares ..................................... 977,300 5,645
Financials (0.8%):
Banco do Brasil SA ..................................................... 2,402,800 9,770
BB Seguridade Participacoes SA ............................................ 1,847,200 12,172
21,942
Materials (0.8%):
Gerdau SA, Preference Shares .............................................. 1,466,100 4,318
Klabin SA ............................................................ 2,108,200 7,160
Vale SA .............................................................. 912,900 8,847
20,325
Utilities (0.5%):
Cia Energetica de Minas Gerais, Preference Shares ............................... 3,629,100 7,215
CPFL Energia SA ....................................................... 886,100 6,664
13,879
103,194

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Canada (2.9%):
Communication Services (0.2%):
Rogers Communications, Inc., Class B ........................................ 214,797 $ 6,371
Consumer Discretionary (0.4%):
Canadian Tire Corp Ltd., Class A ............................................ 45,848 6,243
Magna International, Inc. ................................................. 100,087 3,869
10,112
Energy (1.5%):
Canadian Natural Resources Ltd. ............................................ 122,935 3,864
Enbridge, Inc. ......................................................... 183,643 8,328
Keyera Corp. .......................................................... 232,365 7,601
Pembina Pipeline Corp. .................................................. 177,422 6,663
Suncor Energy, Inc. ..................................................... 114,294 4,282
Teekay Tankers Ltd., Class A ............................................... 83,646 3,490
Tourmaline Oil Corp. .................................................... 80,559 3,887
38,115
Financials (0.2%):
The Bank of Nova Scotia ................................................. 99,471 5,501
Utilities (0.6%):
Canadian Utilities Ltd., Class A ............................................. 282,451 7,816
Emera, Inc. ........................................................... 188,601 8,641
16,457
76,556
Chile (0.3%):
Financials (0.3%):
Banco de Chile ........................................................ 46,660,385 7,059
China (2.8%):
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 2,022,000 2,968
Energy (0.7%):
China Petroleum & Chemical Corp., Class H ................................... 11,542,000 6,056
China Shenhua Energy Co. Ltd., Class H ...................................... 1,675,500 6,511
PetroChina Co. Ltd., Class H .............................................. 6,946,000 5,986
18,553
Financials (1.7%):
Bank of China Ltd., Class H ............................................... 11,253,000 6,551
Bank of Communications Co. Ltd., Class H .................................... 6,702,000 6,245
China CITIC Bank Corp. Ltd., Class H ....................................... 8,723,000 8,317
China Construction Bank Corp., Class H ...................................... 6,160,000 6,234
China Merchants Bank Co. Ltd., Class H ...................................... 536,000 3,760
Industrial & Commercial Bank of China Ltd., Class H ............................. 6,193,000 4,918
Ping An Insurance Group Co. of China Ltd. .................................... 414,500 2,646
Postal Savings Bank of China Co. Ltd., Class H(d) ............................... 8,453,000 5,911
44,582
Industrials (0.1%):
China Railway Group Ltd., Class H .......................................... 5,463,000 2,623
Materials (0.2%):
China Hongqiao Group Ltd. ............................................... 1,438,500 3,312
72,038
Czech Republic (0.3%):
Utilities (0.3%):
CEZ A/S ............................................................. 152,135 8,940
Denmark (0.3%):
Financials (0.3%):
Danske Bank A/S ....................................................... 159,920 6,533

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Finland (0.6%):
Communication Services (0.2%):
Elisa Oyj ............................................................. 110,173 $ 6,123
Consumer Staples (0.2%):
Kesko Oyj, Class B ..................................................... 241,272 5,950
Materials (0.2%):
UPM-Kymmene Oyj .................................................... 153,486 4,191
16,264
France (2.7%):
Communication Services (0.4%):
Orange SA ............................................................ 725,868 11,052
Consumer Discretionary (0.3%):
FDJ UNITED(d) ....................................................... 106,763 4,189
Renault SA ........................................................... 85,086 3,926
8,115
Energy (0.2%):
TotalEnergies SE ....................................................... 83,420 5,098
Financials (0.5%):
BNP Paribas SA ........................................................ 64,833 5,815
Credit Agricole SA ...................................................... 376,266 7,117
12,932
Industrials (0.6%):
Bouygues SA .......................................................... 167,626 7,580
Eiffage SA ............................................................ 54,710 7,687
15,267
Materials (0.1%):
Arkema SA ........................................................... 35,799 2,643
Utilities (0.6%):
Engie SA ............................................................. 429,444 10,092
Veolia Environnement SA ................................................. 181,781 6,489
16,581
71,688
Germany (1.1%):
Consumer Discretionary (0.4%):
Mercedes-Benz Group AG ................................................ 79,135 4,610
Volkswagen AG, Preference Shares .......................................... 47,140 4,983
9,593
Industrials (0.3%):
Deutsche Lufthansa AG, Registered Shares .................................... 323,413 2,745
Deutsche Post AG ...................................................... 120,484 5,580
8,325
Materials (0.4%):
BASF SE ............................................................ 92,153 4,557
Evonik Industries AG .................................................... 266,456 5,504
10,061
27,979
Hong Kong (3.1%):
Communication Services (0.3%):
HKT Trust & HKT Ltd., Class SS ........................................... 4,360,000 6,519
Consumer Discretionary (0.2%):
Bosideng International Holdings Ltd. ......................................... 6,816,000 4,040
Consumer Staples (0.2%):
WH Group Ltd. ........................................................ 5,630,000 5,426
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 1,722,500 7,499

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 821,000 $ 5,056
Jardine Matheson Holdings Ltd. ............................................ 100,600 4,835
Orient Overseas International Ltd. ........................................... 185,000 3,149
SITC International Holdings Co. Ltd. ......................................... 1,001,000 3,209
16,249
Real Estate (0.1%):
Swire Pacific Ltd., Class A ................................................ 451,500 3,870
Utilities (1.4%):
Beijing Enterprises Holdings Ltd. ........................................... 1,155,500 4,764
China Gas Holdings Ltd. .................................................. 3,645,600 3,410
CK Infrastructure Holdings Ltd. ............................................ 825,000 5,463
CLP Holdings Ltd. ...................................................... 886,000 7,483
Guangdong Investment Ltd. ............................................... 3,992,000 3,345
Hong Kong & China Gas Co. Ltd. ........................................... 7,484,000 6,293
Power Assets Holdings Ltd. ............................................... 995,000 6,398
37,156
80,759
India (2.9%):
Consumer Discretionary (0.3%):
Hero MotoCorp Ltd. ..................................................... 162,703 8,039
Consumer Staples (0.3%):
ITC Ltd. ............................................................. 1,531,353 7,437
Energy (1.1%):
Bharat Petroleum Corp. Ltd. ............................................... 1,473,367 5,706
Coal India Ltd. ......................................................... 986,066 4,509
Hindustan Petroleum Corp. Ltd. ............................................ 961,050 4,911
Indian Oil Corp. Ltd. .................................................... 3,117,363 5,345
Oil & Natural Gas Corp. Ltd. .............................................. 1,498,012 4,267
Oil India Ltd. .......................................................... 686,143 3,475
28,213
Information Technology (0.4%):
HCL Technologies Ltd. ................................................... 316,603 6,384
Tata Consultancy Services Ltd. ............................................. 131,510 5,311
11,695
Materials (0.3%):
NMDC Ltd. ........................................................... 4,403,232 3,597
Vedanta Ltd. .......................................................... 998,046 5,374
8,971
Utilities (0.5%):
GAIL India Ltd. ........................................................ 2,538,857 5,652
Power Grid Corp. of India Ltd. ............................................. 1,922,420 6,720
12,372
76,727
Indonesia (1.0%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk ........................................... 38,978,900 6,671
Energy (0.3%):
PT Alamtri Resources Indonesia Tbk ......................................... 26,118,000 2,949
PT United Tractors Tbk .................................................. 2,928,400 3,870
6,819
Financials (0.2%):
PT Bank Rakyat Indonesia Persero Tbk ....................................... 20,598,200 4,751
Industrials (0.3%):
PT Astra International Tbk ................................................ 30,191,900 8,375
26,616

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Ireland (0.5%):
Financials (0.2%):
AIB Group PLC ........................................................ 376,369 $ 3,106
Bank of Ireland Group PLC ............................................... 212,803 3,032
6,138
Health Care (0.3%):
Medtronic PLC ........................................................ 79,144 6,899
13,037
Israel (0.2%):
Financials (0.2%):
Mizrahi Tefahot Bank Ltd. ................................................ 91,551 5,978
Italy (1.7%):
Energy (0.2%):
Eni SpA ............................................................. 397,650 6,423
Financials (0.6%):
Intesa Sanpaolo SpA ..................................................... 1,131,469 6,517
Poste Italiane SpA(d) .................................................... 439,374 9,439
15,956
Utilities (0.9%):
Enel SpA ............................................................. 856,028 8,123
Snam SpA ............................................................ 1,138,367 6,890
Terna - Rete Elettrica Nazionale ............................................ 745,440 7,663
22,676
45,055
Japan (0.5%):
Consumer Discretionary (0.1%):
Yamaha Motor Co. Ltd. .................................................. 345,400 2,585
Consumer Staples (0.2%):
Japan Tobacco, Inc. ..................................................... 141,700 4,175
Energy (0.1%):
Inpex Corp. ........................................................... 201,400 2,827
Materials (0.1%):
Mitsubishi Chemical Group Corp. ........................................... 612,300 3,219
12,806
Malaysia (0.9%):
Communication Services (0.2%):
Telekom Malaysia Bhd ................................................... 3,630,000 5,654
Industrials (0.2%):
MISC Bhd ............................................................ 509,100 919
Sime Darby Bhd ....................................................... 7,506,100 2,943
3,862
Utilities (0.5%):
Tenaga Nasional Bhd .................................................... 3,670,900 12,553
22,069
Mexico (1.4%):
Consumer Staples (0.7%):
Arca Continental SAB de CV .............................................. 473,844 5,009
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 2,631,720 4,816
Wal-Mart de Mexico SAB de CV ........................................... 2,363,225 7,828
17,653
Financials (0.3%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 835,377 7,637
Industrials (0.2%):
Grupo Aeroportuario del Sureste SAB de CV, Class B ............................. 165,300 5,278

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
Grupo Mexico SAB de CV, Class B .......................................... 992,134 $ 6,011
36,579
Monaco (0.3%):
Energy (0.3%):
Scorpio Tankers, Inc. .................................................... 177,779 6,956
Netherlands (1.6%):
Communication Services (0.4%):
Koninklijke KPN NV .................................................... 1,998,500 9,748
Consumer Discretionary (0.1%):
Stellantis NV .......................................................... 253,371 2,538
Financials (1.1%):
ABN AMRO Bank NV, Class CV(d) ......................................... 252,440 6,892
ASR Nederland NV ..................................................... 126,712 8,418
ING Groep NV ........................................................ 297,308 6,516
NN Group NV ......................................................... 130,651 8,692
30,518
42,804
Norway (1.1%):
Communication Services (0.3%):
Telenor ASA .......................................................... 502,108 7,822
Energy (0.3%):
SFL Corp. Ltd. ......................................................... 907,134 7,557
Financials (0.4%):
DNB Bank ASA ........................................................ 320,665 8,872
Industrials (0.1%):
Golden Ocean Group Ltd. ................................................. 439,747 3,219
27,470
Poland (1.2%):
Energy (0.4%):
ORLEN SA ........................................................... 496,492 11,320
Financials (0.8%):
Bank Polska Kasa Opieki SA .............................................. 142,675 7,351
Powszechny Zaklad Ubezpieczen SA ......................................... 277,389 4,853
Santander Bank Polska SA ................................................ 58,426 8,032
20,236
31,556
Portugal (0.2%):
Utilities (0.2%):
EDP SA .............................................................. 1,251,994 5,438
Puerto Rico (0.1%):
Financials (0.1%):
First Bancorp .......................................................... 154,501 3,218
Russian Federation (0.0%):
Communication Services (0.0%):
Rostelecom PJSC(c)(e)(f) ................................................. 6,752,730 —
Consumer Staples (0.0%):
X5 Retail Group NV, GDR(c)(e)(f) .......................................... 201,753 —
Energy (0.0%):
Tatneft PJSC(c)(e)(f) .................................................... 827,565 —
Financials (0.0%):
Moscow Exchange MICEX-RTS PJSC(c)(e)(f) .................................. 2,604,790 —
Materials (0.0%):
Evraz PLC(c)(e)(f) ...................................................... 753,373 —
GMK Norilskiy Nickel PAO(c)(e)(f) ......................................... 1,487,700 —

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Magnitogorsk Iron & Steel Works PJSC(c)(e)(f) ................................. 4,673,660 $ —
Novolipetsk Steel PJSC(c)(e)(f) ............................................. 1,477,080 —
Polyus PJSC(c)(e)(f) .................................................... 344,030 —
Severstal PAO(c)(e)(f) ................................................... 223,944 —
—
Utilities (0.0%):
Inter RAO UES PJSC(c)(e)(f) .............................................. 128,274,200 —
RusHydro PJSC(c)(e)(f) .................................................. 694,437,000 —
—
—
Singapore (0.8%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 2,622,900 7,910
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 2,114,400 4,774
Financials (0.3%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 687,200 8,814
21,498
South Africa (1.3%):
Communication Services (0.4%):
MTN Group Ltd. ....................................................... 632,726 5,039
Vodacom Group Ltd. .................................................... 690,601 5,353
10,392
Financials (0.6%):
Absa Group Ltd. ....................................................... 732,737 7,297
Standard Bank Group Ltd. ................................................ 631,290 8,109
15,406
Industrials (0.1%):
The Bidvest Group Ltd. .................................................. 291,942 3,862
Materials (0.2%):
Gold Fields Ltd. ........................................................ 137,160 3,249
Kumba Iron Ore Ltd. .................................................... 133,055 2,144
5,393
35,053
South Korea (1.7%):
Consumer Staples (0.4%):
KT&G Corp. .......................................................... 100,729 9,509
Energy (0.3%):
HD Hyundai Co. Ltd. .................................................... 87,737 8,409
Financials (0.4%):
Industrial Bank of Korea .................................................. 416,086 5,621
Woori Financial Group, Inc. ............................................... 298,261 4,964
10,585
Industrials (0.6%):
Doosan Bobcat, Inc. ..................................................... 125,023 5,375
LG Corp. ............................................................. 66,212 3,897
SK, Inc. .............................................................. 49,941 7,545
16,817
45,320
Spain (1.6%):
Energy (0.2%):
Repsol SA ............................................................ 436,946 6,390
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 325,086 5,005
CaixaBank SA ......................................................... 564,620 4,892
9,897

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (1.0%):
Endesa SA ............................................................ 257,668 $ 8,163
Iberdrola SA .......................................................... 470,708 9,055
Redeia Corp. SA ....................................................... 373,184 7,984
25,202
41,489
Sweden (0.7%):
Communication Services (0.5%):
Tele2 AB, B Shares ..................................................... 416,170 6,078
Telia Co. AB .......................................................... 1,940,131 6,981
13,059
Financials (0.1%):
Svenska Handelsbanken AB, Class A ......................................... 177,491 2,377
Materials (0.1%):
Boliden AB(c) ......................................................... 103,891 3,248
18,684
Switzerland (0.2%):
Industrials (0.2%):
Kuehne + Nagel International AG, Class R ..................................... 21,400 4,636
Taiwan (3.4%):
Communication Services (1.1%):
Chunghwa Telecom Co. Ltd. ............................................... 1,685,000 7,795
Far EasTone Telecommunications Co. Ltd. ..................................... 2,381,000 7,300
Taiwan Mobile Co. Ltd. .................................................. 3,712,000 14,610
29,705
Consumer Staples (0.3%):
Uni-President Enterprises Corp. ............................................ 2,541,000 7,045
Industrials (0.4%):
Eva Airways Corp. ...................................................... 3,988,000 5,444
Far Eastern New Century Corp. ............................................. 4,553,000 5,129
10,573
Information Technology (1.2%):
ASE Technology Holding Co. Ltd. ........................................... 920,000 4,616
Compal Electronics, Inc. .................................................. 3,989,000 3,968
Hon Hai Precision Industry Co. Ltd. ......................................... 835,000 4,608
MediaTek, Inc. ......................................................... 79,000 3,386
Pegatron Corp. ......................................................... 2,201,000 5,799
Quanta Computer, Inc. ................................................... 359,000 3,377
Synnex Technology International Corp. ....................................... 2,891,000 6,373
32,127
Materials (0.4%):
Asia Cement Corp. ...................................................... 6,702,000 9,785
89,235
Thailand (1.5%):
Energy (0.7%):
PTT Exploration & Production PCL .......................................... 2,259,100 7,615
PTT PCL ............................................................. 11,435,000 10,560
18,175
Financials (0.6%):
SCB X PCL ........................................................... 3,466,500 12,537
TMBThanachart Bank PCL ................................................ 50,802,700 2,956
15,493
Materials (0.1%):
The Siam Cement PCL ................................................... 600,800 3,112

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Utilities (0.1%):
Gulf Development PCL, Class F(c) .......................................... 953,196 $ 1,136
37,916
United Kingdom (3.0%):
Communication Services (0.3%):
Vodafone Group PLC .................................................... 4,935,473 5,282
WPP PLC ............................................................ 482,245 3,395
8,677
Consumer Discretionary (0.1%):
Kingfisher PLC ........................................................ 886,737 3,541
Consumer Staples (0.7%):
British American Tobacco PLC ............................................. 175,993 8,366
Imperial Brands PLC .................................................... 236,258 9,333
J Sainsbury PLC ....................................................... 57 —(b)
17,699
Energy (0.4%):
BP PLC .............................................................. 1,024,140 5,101
Shell PLC ............................................................ 182,631 6,371
11,472
Financials (0.9%):
Aviva PLC ............................................................ 1,089,421 9,260
HSBC Holdings PLC .................................................... 538,393 6,512
Phoenix Group Holdings PLC .............................................. 697,025 6,305
22,077
Materials (0.3%):
Mondi PLC ........................................................... 269,360 4,401
Rio Tinto PLC ......................................................... 72,330 4,209
8,610
Utilities (0.3%):
National Grid PLC ...................................................... 430,398 6,316
78,392
United States (43.4%):
Communication Services (1.3%):
AT&T, Inc. ........................................................... 291,422 8,434
Comcast Corp., Class A .................................................. 112,612 4,019
John Wiley & Sons, Inc., Class A ............................................ 123,652 5,518
TEGNA, Inc. .......................................................... 492,478 8,254
Verizon Communications, Inc. .............................................. 163,575 7,078
33,303
Consumer Discretionary (4.4%):
Bloomin' Brands, Inc. .................................................... 297,825 2,564
Dana, Inc. ............................................................ 438,288 7,517
Darden Restaurants, Inc. .................................................. 34,304 7,477
Dine Brands Global, Inc. ................................................. 136,835 3,329
Ford Motor Co. ........................................................ 433,921 4,708
Hasbro, Inc. ........................................................... 101,816 7,516
International Game Technology PLC ......................................... 306,120 4,840
Kontoor Brands, Inc. .................................................... 86,993 5,739
Las Vegas Sands Corp. ................................................... 113,028 4,918
LCI Industries ......................................................... 73,962 6,744
LKQ Corp. ........................................................... 152,674 5,650
Monro, Inc. ........................................................... 143,307 2,137
Phinia, Inc. ........................................................... 120,363 5,355
Sonic Automotive, Inc., Class A ............................................ 79,617 6,364
Steven Madden Ltd. ..................................................... 261,375 6,268
Strategic Education, Inc. .................................................. 50,383 4,289
The Buckle, Inc. ........................................................ 187,609 8,508
Travel + Leisure Co. ..................................................... 73,236 3,780
Upbound Group, Inc. .................................................... 257,328 6,459

Victory Portfolios II
Victory Market Neutral Income Fund

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Winmark Corp. ........................................................ 14,022 $ 5,295
Winnebago Industries, Inc. ................................................ 91,101 2,642
Wolverine World Wide, Inc. ............................................... 212,908 3,849
115,948
Consumer Staples (4.0%):
Archer-Daniels-Midland Co. ............................................... 129,056 6,812
Cal-Maine Foods, Inc. ................................................... 77,640 7,735
Conagra Brands, Inc. .................................................... 237,066 4,853
Dollar General Corp. .................................................... 42,967 4,915
Energizer Holdings, Inc. .................................................. 220,262 4,440
General Mills, Inc. ...................................................... 76,685 3,973
Interparfums, Inc. ....................................................... 48,534 6,373
Kenvue, Inc. .......................................................... 237,327 4,967
Kimberly-Clark Corp. .................................................... 61,946 7,986
Molson Coors Beverage Co., Class B ......................................... 92,303 4,439
PepsiCo, Inc. .......................................................... 51,924 6,856
Philip Morris International, Inc. ............................................. 57,604 10,491
Sysco Corp. ........................................................... 110,343 8,357
Target Corp. .......................................................... 46,222 4,560
The Clorox Co. ........................................................ 51,084 6,134
The Coca-Cola Co. ...................................................... 100,940 7,142
The Kraft Heinz Co. ..................................................... 173,579 4,482
104,515
Energy (4.8%):
Archrock, Inc. ......................................................... 289,259 7,182
California Resources Corp. ................................................ 142,918 6,527
ConocoPhillips Co. ..................................................... 40,100 3,599
Coterra Energy, Inc. ..................................................... 184,070 4,672
Crescent Energy Co., Class A .............................................. 424,632 3,652
Devon Energy Corp. ..................................................... 129,970 4,134
Diamondback Energy, Inc. ................................................ 16,121 2,215
DT Midstream, Inc. ..................................................... 46,243 5,083
EOG Resources, Inc. .................................................... 36,781 4,399
Helmerich & Payne, Inc. .................................................. 225,707 3,422
HF Sinclair Corp. ....................................................... 67,418 2,769
Kinder Morgan, Inc. ..................................................... 292,824 8,609
Kinetik Holdings, Inc. ................................................... 140,930 6,208
Kodiak Gas Services, Inc. ................................................. 145,112 4,973
Magnolia Oil & Gas Corp., Class A .......................................... 228,225 5,130
Noble Corp. PLC ....................................................... 259,684 6,895
Northern Oil & Gas, Inc. .................................................. 175,969 4,989
ONEOK, Inc. .......................................................... 36,836 3,007
Ovintiv, Inc. .......................................................... 87,840 3,342
Permian Resources Corp. ................................................. 369,616 5,034
Phillips 66 Co. ......................................................... 38,850 4,635
Sitio Royalties Corp., Class A .............................................. 312,783 5,749
SM Energy Co. ........................................................ 186,509 4,609
The Williams Cos., Inc. .................................................. 144,299 9,063
World Kinect Corp. ..................................................... 227,094 6,438
126,335
Financials (10.7%):
Ally Financial, Inc. ...................................................... 122,463 4,770
Artisan Partners Asset Management, Inc., Class A ................................ 160,436 7,112
Associated Banc-Corp. ................................................... 303,140 7,394
Atlantic Union Bankshares Corp. ............................................ 173,686 5,433
Bank of Hawaii Corp. .................................................... 81,473 5,502
BankUnited, Inc. ....................................................... 170,704 6,075
Blackstone, Inc. ........................................................ 25,649 3,837
Citigroup, Inc. ......................................................... 97,874 8,331
Citizens Financial Group, Inc. .............................................. 148,779 6,658
CME Group, Inc. ....................................................... 41,257 11,371
Community Financial System, Inc. .......................................... 127,580 7,255

Victory Portfolios II
Victory Market Neutral Income Fund
13
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
CVB Financial Corp. .................................................... 352,156 $ 6,969
East West Bancorp, Inc. .................................................. 38,797 3,918
Fidelity National Financial, Inc. ............................................ 123,042 6,898
Fifth Third Bancorp ..................................................... 128,271 5,276
First Financial Bancorp ................................................... 199,343 4,836
First Hawaiian, Inc. ..................................................... 255,797 6,385
First Horizon Corp. ..................................................... 108,578 2,302
First Interstate BancSystem, Inc., Class A ...................................... 208,451 6,007
First Merchants Corp. .................................................... 115,454 4,422
Fulton Financial Corp. ................................................... 447,862 8,079
Huntington Bancshares, Inc. ............................................... 450,183 7,545
Independent Bank Corp. .................................................. 108,777 6,840
Jackson Financial, Inc., Class A ............................................. 93,312 8,285
Jefferies Financial Group, Inc. .............................................. 69,732 3,814
KeyCorp ............................................................. 321,855 5,607
M&T Bank Corp. ....................................................... 25,804 5,006
MetLife, Inc. .......................................................... 79,103 6,361
Moelis & Co., Class A ................................................... 39,427 2,457
Morgan Stanley ........................................................ 56,813 8,003
Northern Trust Corp. .................................................... 71,884 9,114
Northwest Bancshares, Inc. ................................................ 400,951 5,124
Principal Financial Group, Inc. ............................................. 93,227 7,405
Provident Financial Services, Inc. ........................................... 108,758 1,906
Prudential Financial, Inc. ................................................. 58,624 6,299
Regions Financial Corp. .................................................. 290,129 6,824
Simmons First National Corp., Class A ....................................... 274,190 5,199
State Street Corp. ....................................................... 75,180 7,995
Synovus Financial Corp. .................................................. 133,603 6,914
T. Rowe Price Group, Inc. ................................................. 38,458 3,711
The PNC Financial Services Group, Inc. ...................................... 31,607 5,892
Truist Financial Corp. .................................................... 156,906 6,745
United Bankshares, Inc. .................................................. 189,174 6,892
Valley National Bancorp .................................................. 439,300 3,923
WaFd, Inc. ............................................................ 172,105 5,039
Webster Financial Corp. .................................................. 29,650 1,619
Wells Fargo & Co. ...................................................... 73,754 5,909
WesBanco, Inc. ........................................................ 72,720 2,300
281,558
Health Care (2.1%):
AbbVie, Inc. .......................................................... 32,563 6,044
Amgen, Inc. ........................................................... 14,419 4,026
Bristol-Myers Squibb Co. ................................................. 99,398 4,601
CVS Health Corp. ...................................................... 73,611 5,078
Gilead Sciences, Inc. .................................................... 70,425 7,808
Johnson & Johnson ..................................................... 48,344 7,385
Merck & Co., Inc. ...................................................... 55,615 4,402
Pfizer, Inc. ............................................................ 243,582 5,904
Premier, Inc., Class A .................................................... 256,499 5,625
Viatris, Inc. ........................................................... 485,738 4,338
55,211
Industrials (3.2%):
Alight, Inc., Class A ..................................................... 1,087,334 6,154
Apogee Enterprises, Inc. .................................................. 94,005 3,817
Hillenbrand, Inc. ....................................................... 211,165 4,238
HNI Corp. ............................................................ 133,185 6,550
Insperity, Inc. .......................................................... 57,589 3,462
Kennametal, Inc. ....................................................... 324,028 7,440
Korn Ferry ........................................................... 68,288 5,007
Lockheed Martin Corp. ................................................... 13,804 6,393
MillerKnoll, Inc. ....................................................... 268,595 5,216
MSC Industrial Direct Co., Inc. ............................................. 89,704 7,627
Pitney Bowes, Inc. ...................................................... 395,377 4,314

Victory Portfolios II
Victory Market Neutral Income Fund
14
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Snap-on, Inc. .......................................................... 22,408 $ 6,973
The Greenbrier Cos., Inc. ................................................. 106,157 4,888
Trinity Industries, Inc. ................................................... 202,396 5,467
United Parcel Service, Inc., Class B .......................................... 50,403 5,088
82,634
Information Technology (1.7%):
Avnet, Inc. ............................................................ 136,055 7,222
Cisco Systems, Inc. ..................................................... 124,838 8,661
Clear Secure, Inc., Class A ................................................ 118,837 3,299
Corning, Inc. .......................................................... 136,584 7,183
Hewlett Packard Enterprise Co. ............................................. 301,183 6,159
Skyworks Solutions, Inc. ................................................. 43,496 3,241
Texas Instruments, Inc. ................................................... 30,362 6,304
Xerox Holdings Corp. ................................................... 460,633 2,428
44,497
Materials (1.7%):
Avient Corp. .......................................................... 175,854 5,682
Dow, Inc. ............................................................ 200,380 5,306
Eastman Chemical Co. ................................................... 78,606 5,869
Greif, Inc., Class A ...................................................... 96,337 6,261
Kaiser Aluminum Corp. .................................................. 47,176 3,769
LyondellBasell Industries NV, Class A ........................................ 82,854 4,794
Sensient Technologies Corp. ............................................... 101,982 10,047
Sylvamo Corp. ......................................................... 56,755 2,844
44,572
Utilities (9.5%):
Alliant Energy Corp. .................................................... 111,338 6,733
American Electric Power Co., Inc. ........................................... 30,033 3,116
American States Water Co. ................................................ 130,900 10,035
Avista Corp. .......................................................... 238,426 9,048
Black Hills Corp. ....................................................... 152,208 8,539
California Water Service Group ............................................. 160,578 7,303
CMS Energy Corp. ...................................................... 90,222 6,251
Consolidated Edison, Inc. ................................................. 70,850 7,110
Dominion Energy, Inc. ................................................... 98,771 5,583
DTE Energy Co. ....................................................... 52,522 6,957
Duke Energy Corp. ...................................................... 72,688 8,577
Edison International ..................................................... 86,458 4,461
Evergy, Inc. ........................................................... 148,477 10,235
Exelon Corp. .......................................................... 175,688 7,628
FirstEnergy Corp. ....................................................... 111,931 4,506
H2O America ......................................................... 95,148 4,945
MGE Energy, Inc. ...................................................... 71,811 6,351
New Jersey Resources Corp. ............................................... 227,740 10,207
NiSource, Inc. ......................................................... 262,275 10,580
Northwest Natural Holding Co. ............................................. 112,321 4,461
Northwestern Energy Group, Inc. ........................................... 191,970 9,848
OGE Energy Corp. ...................................................... 120,244 5,336
ONE Gas, Inc. ......................................................... 134,297 9,651
Otter Tail Corp. ........................................................ 72,357 5,578
Pinnacle West Capital Corp. ............................................... 51,061 4,568
Portland General Electric Co. .............................................. 271,172 11,018
PPL Corp. ............................................................ 203,998 6,914
Public Service Enterprise Group, Inc. ......................................... 72,471 6,101
Southwest Gas Holdings, Inc. .............................................. 106,911 7,953
Spire, Inc. ............................................................ 160,717 11,731
The AES Corp. ........................................................ 3,717 39
The Southern Co. ....................................................... 91,248 8,379
TXNM Energy, Inc. ..................................................... 191,197 10,768
WEC Energy Group, Inc. ................................................. 73,370 7,645

Victory Portfolios II
Victory Market Neutral Income Fund
15
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,340
GMK Norilskiy Nickel PAO ....................................
9/19/2014
4,446
Inter RAO UES PJSC .........................................
3/19/2021
7,868
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421
Polyus PJSC ...............................................
9/17/2021
6,022
Rostelecom PJSC ............................................
9/18/2020
8,205
RusHydro PJSC .............................................
9/18/2020
7,349
Severstal PAO ..............................................
3/17/2017
4,076
Tatneft PJSC ...............................................
9/15/2017
5,787
X5 Retail Group NV, GDR .....................................
9/18/2020
5,468
Security Description Shares
Value
(000)
Xcel Energy, Inc. ....................................................... 25,008 $ 1,703
249,858
1,138,431
Total Common Stocks (Cost $2,140,865) 2,394,375
Total Investments (Cost $2,140,865) — 91.4% 2,394,375
Other assets in excess of liabilities — 8.6% 226,375
NET ASSETS - 100.00% $ 2,620,750
(a) Amount represents less than 0.05% of net assets.
(b) Rounds to less than $1 thousand.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $26,431
(thousands) and amounted to 1.0% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2025 (amounts in thousands):
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,320 9/19/25 $ 1,889,505,434 $ 1,977,976,800 $ 88,471,366
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 3,577 9/19/25 $ 475,085,947 $ 479,622,045 $ (4,536,098)
E-Mini MSCI Emerging Markets Index
Futures .......................... 7,960 9/19/25 482,547,586 490,933,000 (8,385,414)
E-Mini Russell 2000 Index Futures ...... 4,413 9/19/25 467,475,512 483,598,605 (16,123,093)
E-Mini S&P 500 Futures .............. 8,695 9/19/25 2,622,847,360 2,718,817,813 (95,970,453)
$ (125,015,058)
Total unrealized appreciation $ 88,471,366
Total unrealized depreciation (125,015,058)
Total net unrealized appreciation (depreciation) $ (36,543,692)

Statement of Assets and Liabilities
June 30, 2025
16
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
Victory Market
Neutral Income
Fund
Assets:
Investments, at value (Cost $2,140,865) $ 2,394,375
Foreign currency, at value (Cost $1,199) 1,202
Cash 50,061
Deposit with broker for futures contracts 164,966
Receivables:
Dividends, interest, and securities lending income 8,801
Capital shares issued 3,835
From Adviser 555
Reclaims 3,547
Prepaid expenses 79
Total Assets 2,627,421
Liabilities:
Payables:
Capital shares redeemed 1,285
Variation margin on open futures contracts 2,635
Accrued foreign capital gains taxes 1,065
Accrued expenses and other payables:
Investment advisory fees 751
Administration fees 117
Custodian fees 166
Transfer agent fees 69
Sub-Transfer agent fees 339
Compliance fees 2
Trustees' fees 1
12b-1 fees 10
Other accrued expenses 231
Total Liabilities 6,671
Commitments and contingencies (Note 5 )
Net Assets:
Capital 3,102,843
Total accumulated earnings (loss) (482,093)
Net Assets $ 2,620,750
Net Assets:
Class A $ 72,621
Class C 5,903
Class I 2,528,649
Member Class 13,577
Total $ 2,620,750
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 8,371
Class C 692
Class I 288,858
Member Class 1,564
Total 299,485
Net asset value, offering and redemption price per share:(a)
Class A $ 8 .68
Class C(b) 8 .54
Class I 8 .75
Member Class 8 .68
Maximum Sales Charge — Class A 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .21
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b) Redemption price per share varies by length of time shares are held.

Statement of Operations
For the Year Ended June 30, 2025
17
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
Victory Market
Neutral Income
Fund
Investment Income:
Dividends $ 129,220
Interest 11,020
Securities lending (net of fees) 71
Foreign tax withholding (10,143)
Total Income 130,168
Expenses:
Investment advisory fees 9,273
Administration fees 1,438
Sub-Administration fees 21
12b-1 fees — Class A 178
12b-1 fees — Class C 72
Custodian fees 725
Transfer agent fees — Class A 4
Transfer agent fees — Class C — (a)
Transfer agent fees — Class I 462
Transfer agent fees — Member Class 18
Sub-Transfer agent fees — Class A 13
Sub-Transfer agent fees — Class C 7
Sub-Transfer agent fees — Class I 2,546
Trustees' fees 147
Compliance fees 23
Legal and audit fees 209
State registration and filing fees 131
Interfund lending fees — (a)
Line of credit fees — (a)
Other expenses 365
Recoupment of prior expenses waived/reimbursed by Adviser 3
Total Expenses 15,635
Expenses waived/reimbursed by Adviser (4,520)
Expenses waived/reimbursed by Distributor (2)
Net Expenses 11,113
Net Investment Income (Loss) 119,055
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 129,618
Foreign taxes on realized gains (3,718)
Net realized gains (losses) from futures contracts (171,589)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 155,226
Net change in unrealized appreciation/depreciation on futures contracts (23,595)
Net change in accrued foreign taxes on unrealized gains 1,254
Net realized/unrealized gains (losses) on investments 87,196
Change in net assets resulting from operations $ 206,251
(a) Rounds to less than $1 thousand.

18
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Market Neutral Income
Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 119,055 $ 123,105
Net realized gains (losses) (45,689) (74,569)
Net change in unrealized appreciation/depreciation 132,885 82,211
Change in net assets resulting from operations 206,251 130,747
Distributions to Shareholders:
Class A (3,111) (3,459)
Class C (267) (387)
Class I (119,107) (121,636)
Member Class (585) (582)
Change in net assets resulting from distributions to shareholders (123,070) (126,064)
Change in net assets resulting from capital transactions (432,890) 89,206
Change in net assets (349,709) 93,889
Net Assets:
Beginning of period 2,970,459 2,876,570
End of period $ 2,620,750 $ 2,970,459

19
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Market Neutral Income
Fund
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Capital Transactions:
Class A
Proceeds from shares issued $ 23,175 $ 26,931
Distributions reinvested 3,015 3,381
Cost of shares redeemed (33,897) (49,519)
Total Class A $ (7,707) $ (19,207)
Class C
Proceeds from shares issued $ 286 $ 1,148
Distributions reinvested 266 382
Cost of shares redeemed (4,100) (6,807)
Total Class C $ (3,548) $ (5,277)
Class I
Proceeds from shares issued $ 843,103 $ 1,461,026
Distributions reinvested 106,224 110,414
Cost of shares redeemed (1,371,036) (1,456,395)
Total Class I $ (421,709) $ 115,045
Member Class
Proceeds from shares issued $ 3,654 $ 1,803
Distributions reinvested 585 582
Cost of shares redeemed (4,165) (3,740)
Total Member Class $ 74 $ (1,355)
Change in net assets resulting from capital transactions $ (432,890) $ 89,206
Share Transactions:
Class A
Issued 2,726 3,172
Reinvested 354 399
Redeemed (4,008) (5,836)
Total Class A (928) (2,265)
Class C
Issued 34 136
Reinvested 32 46
Redeemed (495) (814)
Total Class C (429) (632)
Class I
Issued 98,317 170,354
Reinvested 12,388 12,925
Redeemed (160,845) (170,222)
Total Class I (50,140) 13,057
Member Class
Issued 427 211
Reinvested 69 69
Redeemed (488) (441)
Total Member Class 8 (161)
Change in Shares (51,489) 9,999

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
Victory Market Neutral Income Fund
Class A
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.40 $8.37 $9.30 $9.51 $9.77
Investment Activities:
Net investment income (loss)(a) 0.35 0.32 0.35 0.38 0.29
Net realized and unrealized gains (losses) 0.30 0.05 (0.26) (0.29) (0.06)
Total from Investment Activities 0.65 0.37 0.09 0.09 0.23
Distributions to Shareholders from:
Net investment income (0.37) (0.34) (0.36) (0.30) (0.24)
Net realized gains — — (0.66) — (0.25)
Total Distributions (0.37) (0.34) (1.02) (0.30) (0.49)
Net Asset Value, End of Period $8.68 $8.40 $8.37 $9.30 $9.51
Total Return(b) 7.92% 4.43% 1.34% 0.90% 2.33%
Ratios to Average Net Assets:
Net Expenses(c) 0.76% 0.75% 0.75% 0.78%(d) 0.79%(d)
Net Investment Income (Loss) 4.18% 3.80% 4.00% 3.94% 3.03%
Gross Expenses(c) 0.76% 0.76% 0.80% 0.83% 0.95%
Supplemental Data:
Net Assets at end of period (000's) $72,621 $78,079 $96,836 $150,010 $50,735
Portfolio Turnover(e) 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

21
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Class C
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.27 $8.25 $9.19 $9.40 $9.69
Investment Activities:
Net investment income (loss)(a) 0.28 0.25 0.28 0.34 0.22
Net realized and unrealized gains (losses) 0.30 0.05 (0.26) (0.31) (0.08)
Total from Investment Activities 0.58 0.30 0.02 0.03 0.14
Distributions to Shareholders from:
Net investment income (0.31) (0.28) (0.30) (0.24) (0.18)
Net realized gains — — (0.66) — (0.25)
Total Distributions (0.31) (0.28) (0.96) (0.24) (0.43)
Net Asset Value, End of Period $8.54 $8.27 $8.25 $9.19 $9.40
Total Return(b) 7.16% 3.60% 0.53% 0.31% 1.40%
Ratios to Average Net Assets:
Net Expenses(c) 1.51% 1.50% 1.50% 1.53%(d) 1.54%(d)
Net Investment Income (Loss) 3.33% 3.05% 3.28% 3.59% 2.28%
Gross Expenses(c) 1.77% 1.68% 1.62% 1.93% 2.29%
Supplemental Data:
Net Assets at end of period (000's) $5,903 $9,267 $14,468 $15,197 $1,976
Portfolio Turnover(e) 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return. Excludes any applicable sales charges, including contingent deferred sales charges. Total return would be reduced if sales charges were taken into account.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
Victory Market Neutral Income Fund
Class I
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $8.47 $8.44 $9.37 $9.57 $9.83
Investment Activities:
Net investment income (loss)(a) 0.39 0.36 0.38 0.42 0.33
Net realized and unrealized gains (losses) 0.29 0.04 (0.26) (0.29) (0.08)
Total from Investment Activities 0.68 0.40 0.12 0.13 0.25
Distributions to Shareholders from:
Net investment income (0.40) (0.37) (0.39) (0.33) (0.26)
Net realized gains — — (0.66) — (0.25)
Total Distributions (0.40) (0.37) (1.05) (0.33) (0.51)
Net Asset Value, End of Period $8.75 $8.47 $8.44 $9.37 $9.57
Total Return(b) 8.20% 4.74% 1.68% 1.32% 2.62%
Ratios to Average Net Assets:
Net Expenses(c) 0.41% 0.40% 0.40% 0.43%(d) 0.44%(d)
Net Investment Income (Loss) 4.51% 4.17% 4.31% 4.40% 3.37%
Gross Expenses(c) 0.58% 0.58% 0.59% 0.62% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $2,528,649 $2,870,040 $2,750,882 $4,777,720 $1,007,909
Portfolio Turnover(e) 60% 88% 87% 61% 89%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

23
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Market Neutral Income Fund
Member Class
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $8.40 $8.38 $9.31 $9.51 $9.62
Investment Activities:
Net investment income (loss)(b) 0.37 0.34 0.38 0.41 0.25
Net realized and unrealized gains (losses) 0.30 0.03 (0.27) (0.29) 0.04
Total from Investment Activities 0.67 0.37 0.11 0.12 0.29
Distributions to Shareholders from:
Net investment income (0.39) (0.35) (0.38) (0.32) (0.15)
Net realized gains — — (0.66) — (0.25)
Total Distributions (0.39) (0.35) (1.04) (0.32) (0.40)
Net Asset Value, End of Period $8.68 $8.40 $8.38 $9.31 $9.51
Total Return(c)(d) 8.12% 4.50% 1.55% 1.20% 3.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56% 0.55% 0.55% 0.58%(g) 0.60%
Net Investment Income (Loss)(e) 4.38% 4.00% 4.32% 4.34% 3.94%
Gross Expenses(e)(f) 0.74% 0.73% 0.80% 1.08% 5.38%
Supplemental Data:
Net Assets at end of period (000's) $13,577 $13,073 $14,384 $13,910 $2,518
Portfolio Turnover(c)(h) 60% 88% 87% 61% 89%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2025
Victory Portfolios II
24
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following fund (the “Fund”). The Fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Market Neutral Income Fund Market Neutral Income Fund A, C, I, and Member Class

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
25
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund’s NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are categorized as
Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
l
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2025, the Fund had no open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option
Level 1 Level 2 Level 3 Total
Market Neutral Income Fund
Common Stocks ............................................... $ 1,401,743 $ 992,632 $ —(a) $ 2,394,375
Total ....................................................... $ 1,401,743 $ 992,632 $ —(a) $ 2,394,375
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 88,471 — — 88,471
Liabilities:
Futures Contracts .............................................. (125,015) — — (125,015)
Total ....................................................... $ (36,544) $ — $ — $ (36,544)
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value securities.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
26
period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the year ended June 30, 2025, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the year ended
June 30, 2025 (amounts in thousands):
All open derivative positions at year end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at year end is representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Fund have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: (88,471,000) (125,015,000)
Market Neutral Income Fund ............................................................. $ 88,471 $ 125,015
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (171589000.00) (23595000.00)
Market Neutral Income Fund ......................................................... $ (171,589) $ (23,595)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
27
is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2025, the Fund did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of June 30.
For the year ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2025, were as follows  (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
28
4. Affiliated Fund Ownership:
The Fund offers shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Fund as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.35% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the
Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statement of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended June 30, 2025, are reflected on the Statement of Operations as Sub-Administration
fees.
The Fund (as part of the Trust) has entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statement of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statement of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2025, if any, are reflected on the Statements of Operations as Transfer agent fees.
Excluding U.S. Government
Securities
Purchases Sales
Market Neutral Income Fund ................................................................. $ 1,434,942 $ 1,972,752
Market Neutral Income Fund
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
29
Sub-Transfer Agency Fees:
The Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Amounts incurred for the year ended June 30,
2025, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Fund in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Fund for the amount of the excess. For the year ended June 30, 2025, the Distributor reimbursed the following to the Fund
(amounts in thousands):
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of Class A. For the year ended June 30, 2025, the
Distributor received $2 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Fund’s custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2025, the expense limits
(excluding voluntary waivers) are as follows:
* In effect November 1, 2024, through at least October 31, 2025.
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
Class A Class C
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00%
Amount
Market Neutral Income Fund ............................................................................ $ 2
In effect until October 31, 2025*
Class A Class C Class I Member Class
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 1.51% 0.41% 0.56%
Was in effect until October 31, 2024
Class A Class C Class I Member Class
Market Neutral Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.50% 0.40% 0.55%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
30
For the year ended June 30, 2025, the following recoupment amount was paid to the Adviser (amounts in thousands):
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2025.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
6. Risks:
The Fund may be subject to other risks in addition to these identified risks.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.
General Market Risk — Overall market risks may affect the value of the Fund. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes, cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses or industries; and
related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Portfolios, Victory Portfolios II, and Victory Portfolios III (collectively, the “Victory Funds Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to the Fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.
The Fund did not utilize or participate in the Facility during the year ended June 30, 2025.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests
Amount
Market Neutral Income Fund ............................................................................ $ 3
Expires
2026
Expires
2027
Expires
2028 Total
Market Neutral Income Fund ............................................ $ 7,053 $ 5,113 $ 4,520 $ 16,686

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
31
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Fund during the year ended June 30, 2025, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid monthly.  Distributable net realized gains, if any, are declared and distributed at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2025, on the Statement of Assets and Liabilities, there were no permanent book-to-tax difference reclassification adjustments.
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
Borrower or
Lender
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Market Neutral Income Fund ....................... Borrower $ — $ 492 5.87% $ 492
Year Ended June 30, 2025
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Market Neutral Income Fund ............................................................... $ 123,070 $ 123,070
Year Ended June 30, 2024
Distributions Paid
From:
Ordinary
Income
Total
Distributions
Paid
Market Neutral Income Fund ............................................................... $ 126,064 $ 126,064
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Market Neutral Income Fund .............. $ 7,828 $ 7,828 $ (613) $ (706,255) $ 216,947 $ (482,093)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
32
As of June 30, 2025, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-
determined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Short-Term
Amount
Long-Term
Amount Total
Market Neutral Income Fund ............................................. $ (422,203) $ (284,052) $ (706,255)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Market Neutral Income Fund ........................... $ 2,177,428 $ 409,076 $ (192,129) $ 216,947

33
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of Victory Market
Neutral Income Fund (the “Fund”), a series of Victory Portfolios II, as of June 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2025

Supplemental Information
June 30, 2025
Victory Portfolios II
34
(Unaudited)
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of 36%.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-COMPASS-AR (6/25)

June 30, 2025
Annual: Full Financials
VictoryShares US 500 Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6)
VictoryShares US 500 Volatility Wtd ETF
3
VictoryShares International Volatility Wtd ETF
12
VictoryShares US Large Cap High Div Volatility Wtd ETF
27
VictoryShares US Small Cap High Div Volatility Wtd ETF
30
VictoryShares Dividend Accelerator ETF
33
VictoryShares US Multi-Factor Minimum Volatility ETF
35
VictoryShares US 500 Enhanced Volatility Wtd ETF
37
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
46
VictoryShares Free Cash Flow ETF
49
VictoryShares Small Cap Free Cash Flow ETF
51
VictoryShares Free Cash Flow Growth ETF
56
VictoryShares International Free Cash Flow ETF
59
VictoryShares International Free Cash Flow Growth ETF
63
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
67
Statements of Operations
72
Statements of Changes in Net Assets
77
Financial Highlights
82
Notes to Financial Statements (Form N-CSR Item 7) 95
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 111
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
112

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc.. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (3.6%):
Alphabet, Inc., Class A ................................................... 5,779 $ 1,018
AT&T, Inc. ........................................................... 47,984 1,389
Charter Communications, Inc., Class A(a) ..................................... 1,937 792
Comcast Corp., Class A .................................................. 28,233 1,008
Electronic Arts, Inc. ..................................................... 7,463 1,192
Fox Corp., Class A ...................................................... 23,208 1,301
Live Nation Entertainment, Inc.(a) ........................................... 8,050 1,218
Meta Platforms, Inc., Class A .............................................. 1,437 1,061
Netflix, Inc.(a) ......................................................... 986 1,320
News Corp., Class A ..................................................... 47,411 1,409
Omnicom Group, Inc. .................................................... 13,621 980
Pinterest, Inc., Class A(a) ................................................. 16,758 601
Ralliant Corp.(a) ....................................................... 5,309 257
The Trade Desk, Inc., Class A(a) ............................................ 7,140 514
The Walt Disney Co. .................................................... 11,547 1,432
T-Mobile US, Inc. ...................................................... 4,480 1,067
Verizon Communications, Inc. .............................................. 31,559 1,365
Warner Music Group Corp., Class A ......................................... 33,063 901
18,825
Consumer Discretionary (9.2%):
Airbnb, Inc., Class A(a) .................................................. 5,196 688
Amazon.com, Inc.(a) .................................................... 4,452 977
Aptiv PLC(a) .......................................................... 11,505 785
AutoZone, Inc.(a) ....................................................... 398 1,478
Best Buy Co., Inc. ...................................................... 9,982 670
Booking Holdings, Inc. ................................................... 212 1,227
Burlington Stores, Inc.(a) ................................................. 3,886 904
CarMax, Inc.(a) ........................................................ 10,882 731
Carvana Co.(a) ......................................................... 1,941 654
Chewy, Inc., Class A(a) .................................................. 14,930 636
Chipotle Mexican Grill, Inc.(a) ............................................. 15,623 877
Coupang, Inc.(a) ....................................................... 34,188 1,024
D.R. Horton, Inc. ....................................................... 6,494 837
Darden Restaurants, Inc. .................................................. 4,502 981
Deckers Outdoor Corp.(a) ................................................. 4,626 477
Dick's Sporting Goods, Inc. ................................................ 3,513 695
Domino's Pizza, Inc. ..................................................... 1,835 827
DoorDash, Inc., Class A(a) ................................................ 4,541 1,119
Duolingo, Inc.(a) ....................................................... 1,775 728
Dutch Bros, Inc., Class A(a) ............................................... 5,343 365
eBay, Inc. ............................................................ 15,204 1,132
Expedia Group, Inc. ..................................................... 3,736 630
Ford Motor Co. ........................................................ 77,786 844
Garmin Ltd. ........................................................... 3,210 670
General Motors Co. ..................................................... 15,612 768
Genuine Parts Co. ...................................................... 6,588 799
Hilton Worldwide Holdings, Inc. ............................................ 5,262 1,402
Hyatt Hotels Corp., Class A ................................................ 6,480 905
Las Vegas Sands Corp. ................................................... 18,926 824
Lennar Corp., Class A .................................................... 7,380 816
Lowe's Cos., Inc. ....................................................... 4,858 1,078
Marriott International, Inc., Class A .......................................... 4,342 1,186
McDonald's Corp. ...................................................... 4,854 1,418
NIKE, Inc., Class B ..................................................... 9,487 674
NVR, Inc.(a) .......................................................... 160 1,182
O'Reilly Automotive, Inc.(a) ............................................... 15,786 1,423
Pool Corp. ............................................................ 2,592 756
PulteGroup, Inc. ........................................................ 8,281 873
Ralph Lauren Corp. ..................................................... 3,225 885
Ross Stores, Inc. ....................................................... 9,256 1,181
Royal Caribbean Cruises Ltd. .............................................. 2,930 918

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
4
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Service Corp. International ................................................ 14,480 $ 1,179
Somnigroup International, Inc. ............................................. 13,500 919
Starbucks Corp. ........................................................ 6,197 568
Tapestry, Inc. .......................................................... 8,327 731
Tesla, Inc.(a) .......................................................... 1,401 445
Texas Roadhouse, Inc. ................................................... 6,086 1,141
The Home Depot, Inc. ................................................... 3,304 1,211
The TJX Cos., Inc. ...................................................... 13,557 1,674
Tractor Supply Co. ...................................................... 18,702 987
Ulta Beauty, Inc.(a) ..................................................... 2,172 1,016
Williams-Sonoma, Inc. ................................................... 2,726 445
Yum! Brands, Inc. ...................................................... 8,553 1,267
48,627
Consumer Staples (8.3%):
Altria Group, Inc. ....................................................... 25,698 1,507
Archer-Daniels-Midland Co. ............................................... 24,778 1,308
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 10,460 1,128
Brown-Forman Corp., Class B ............................................. 30,060 809
Casey's General Stores, Inc. ............................................... 2,134 1,089
Church & Dwight Co., Inc. ................................................ 13,213 1,270
Coca-Cola Consolidated, Inc. .............................................. 6,738 752
Colgate-Palmolive Co. ................................................... 16,506 1,500
Conagra Brands, Inc. .................................................... 46,692 956
Constellation Brands, Inc., Class A .......................................... 5,223 850
Costco Wholesale Corp. .................................................. 1,380 1,366
Dollar General Corp. .................................................... 8,015 917
General Mills, Inc. ...................................................... 22,670 1,174
Hormel Foods Corp. ..................................................... 46,914 1,419
Kenvue, Inc. .......................................................... 42,232 884
Keurig Dr. Pepper, Inc. ................................................... 44,488 1,471
Kimberly-Clark Corp. .................................................... 10,891 1,404
McCormick & Co., Inc. .................................................. 16,876 1,280
Molson Coors Beverage Co., Class B ......................................... 17,394 836
Mondelez International, Inc., Class A ......................................... 21,460 1,447
Monster Beverage Corp.(a) ................................................ 19,270 1,207
PepsiCo, Inc. .......................................................... 10,101 1,334
Performance Food Group Co.(a) ............................................ 12,762 1,116
Philip Morris International, Inc. ............................................. 7,088 1,291
Sprouts Farmers Market, Inc.(a) ............................................ 4,756 783
Sysco Corp. ........................................................... 18,103 1,371
Target Corp. .......................................................... 5,798 572
The Campbell's Company ................................................. 30,207 926
The Clorox Co. ........................................................ 8,439 1,013
The Coca-Cola Co. ...................................................... 24,870 1,760
The Hershey Co. ....................................................... 5,991 994
The Kraft Heinz Co. ..................................................... 44,185 1,141
The Kroger Co. ........................................................ 19,333 1,387
The Procter & Gamble Co. ................................................ 8,972 1,429
Tyson Foods, Inc., Class A ................................................ 21,386 1,196
U.S. Foods Holding Corp.(a) ............................................... 17,843 1,374
Walmart, Inc. .......................................................... 13,849 1,354
43,615
Energy (4.3%):
Antero Resources Corp.(a) ................................................ 18,756 756
Baker Hughes Co. ...................................................... 20,720 794
Cheniere Energy, Inc. .................................................... 4,714 1,148
Chevron Corp. ......................................................... 8,656 1,240
ConocoPhillips Co. ..................................................... 11,466 1,029
Coterra Energy, Inc. ..................................................... 39,943 1,014
Devon Energy Corp. ..................................................... 25,715 818
Diamondback Energy, Inc. ................................................ 5,881 808
EOG Resources, Inc. .................................................... 9,488 1,135

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
5
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
EQT Corp. ............................................................ 16,323 $ 952
Exxon Mobil Corp. ..................................................... 12,254 1,321
Halliburton Co. ........................................................ 35,202 718
Kinder Morgan, Inc. ..................................................... 42,459 1,248
Marathon Petroleum Corp. ................................................ 6,033 1,002
Occidental Petroleum Corp. ............................................... 23,187 974
ONEOK, Inc. .......................................................... 11,275 920
Ovintiv, Inc. .......................................................... 19,167 729
Permian Resources Corp. ................................................. 62,805 855
Phillips 66 Co. ......................................................... 7,861 938
Schlumberger NV ...................................................... 23,129 782
Targa Resources Corp. ................................................... 4,900 853
Texas Pacific Land Corp. ................................................. 420 444
The Williams Cos., Inc. .................................................. 19,143 1,202
Valero Energy Corp. ..................................................... 6,720 903
22,583
Financials (19.0%):
Aflac, Inc. ............................................................ 12,578 1,326
Ally Financial, Inc. ...................................................... 20,955 816
American Express Co. ................................................... 3,670 1,171
American International Group, Inc. .......................................... 14,875 1,273
Ameriprise Financial, Inc. ................................................. 2,110 1,126
Aon PLC, Class A ...................................................... 3,652 1,303
Apollo Global Management, Inc. ............................................ 5,390 765
Arch Capital Group Ltd. .................................................. 11,968 1,090
Ares Management Corp., Class A ........................................... 5,599 970
Arthur J. Gallagher & Co. ................................................. 4,372 1,400
Bank of America Corp. ................................................... 25,443 1,204
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,211 1,560
Blackrock, Inc. ........................................................ 1,389 1,457
Blackstone, Inc. ........................................................ 5,927 887
Block, Inc.(a) .......................................................... 8,918 606
Blue Owl Capital, Inc. ................................................... 35,722 686
Brown & Brown, Inc. .................................................... 12,773 1,416
Capital One Financial Corp. ............................................... 4,094 871
Cboe Global Markets, Inc. ................................................ 6,080 1,418
Chubb Ltd. ........................................................... 5,304 1,537
Cincinnati Financial Corp. ................................................ 8,159 1,215
Citigroup, Inc. ......................................................... 11,703 996
Citizens Financial Group, Inc. .............................................. 19,525 874
CME Group, Inc. ....................................................... 6,726 1,854
Coinbase Global, Inc., Class A(a) ........................................... 1,533 537
Corebridge Financial, Inc. ................................................. 25,877 919
East West Bancorp, Inc. .................................................. 9,632 973
Equitable Holdings, Inc. .................................................. 16,688 936
Erie Indemnity Co., Class A ............................................... 2,134 740
Everest Group Ltd. ...................................................... 3,125 1,062
FactSet Research Systems, Inc. ............................................. 3,087 1,381
Fidelity National Financial, Inc. ............................................ 20,401 1,144
Fidelity National Information Services, Inc. .................................... 17,118 1,394
Fifth Third Bancorp ..................................................... 26,791 1,102
First Citizens Bancshares, Inc., Class A ....................................... 365 714
Fiserv, Inc.(a) .......................................................... 5,865 1,011
Global Payments, Inc. .................................................... 9,031 723
Houlihan Lokey, Inc. .................................................... 6,091 1,096
Huntington Bancshares, Inc. ............................................... 60,515 1,014
Interactive Brokers Group, Inc. ............................................. 16,022 888
Intercontinental Exchange, Inc. ............................................. 9,505 1,744
Jack Henry & Associates, Inc. .............................................. 9,490 1,710
Jefferies Financial Group, Inc. .............................................. 13,145 719
JPMorgan Chase & Co. .................................................. 4,141 1,200
KKR & Co., Inc. ....................................................... 6,096 811
Loews Corp. .......................................................... 17,089 1,566

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
6
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
LPL Financial Holdings, Inc. ............................................... 2,107 $ 790
M&T Bank Corp. ....................................................... 5,333 1,035
Markel Group, Inc.(a) .................................................... 635 1,268
Marsh & McLennan Cos., Inc. ............................................. 8,236 1,801
Mastercard, Inc., Class A ................................................. 2,798 1,572
MetLife, Inc. .......................................................... 13,860 1,115
Moody's Corp. ......................................................... 2,717 1,363
Morgan Stanley ........................................................ 7,268 1,024
Morningstar, Inc. ....................................................... 4,336 1,361
MSCI, Inc. ........................................................... 2,137 1,232
Nasdaq, Inc. .......................................................... 17,842 1,595
Northern Trust Corp. .................................................... 10,659 1,351
PayPal Holdings, Inc.(a) .................................................. 11,099 825
Principal Financial Group, Inc. ............................................. 13,498 1,072
Prudential Financial, Inc. ................................................. 9,684 1,040
Raymond James Financial, Inc. ............................................. 6,664 1,022
Regions Financial Corp. .................................................. 43,740 1,029
Reinsurance Group of America, Inc. ......................................... 4,923 977
RenaissanceRe Holdings Ltd. .............................................. 4,222 1,025
Robinhood Markets, Inc., Class A(a) ......................................... 8,364 783
Rocket Cos., Inc., Class A(b) ............................................... 41,384 587
Ryan Specialty Holdings, Inc. .............................................. 13,796 938
S&P Global, Inc. ....................................................... 3,065 1,616
SoFi Technologies, Inc.(a) ................................................. 35,671 650
State Street Corp. ....................................................... 12,127 1,290
Synchrony Financial ..................................................... 11,831 790
T. Rowe Price Group, Inc. ................................................. 11,506 1,110
The Allstate Corp. ...................................................... 5,739 1,155
The Bank of New York Mellon Corp. ......................................... 15,160 1,381
The Carlyle Group, Inc. .................................................. 15,572 800
The Charles Schwab Corp. ................................................ 12,540 1,144
The Goldman Sachs Group, Inc. ............................................ 1,521 1,076
The Hartford Insurance Group, Inc. .......................................... 10,711 1,359
The PNC Financial Services Group, Inc. ...................................... 6,197 1,155
The Progressive Corp. ................................................... 4,411 1,177
The Travelers Cos., Inc. .................................................. 4,229 1,131
Tradeweb Markets, Inc., Class A ............................................ 9,683 1,418
Truist Financial Corp. .................................................... 22,088 950
U.S. Bancorp .......................................................... 22,870 1,035
Unum Group .......................................................... 14,674 1,185
Visa, Inc., Class A ...................................................... 4,169 1,480
W.R. Berkley Corp. ..................................................... 19,644 1,443
Wells Fargo & Co. ...................................................... 11,168 895
100,250
Health Care (11.2%):
Abbott Laboratories ..................................................... 10,189 1,386
AbbVie, Inc. .......................................................... 5,072 941
Agilent Technologies, Inc. ................................................. 8,863 1,046
Align Technology, Inc.(a) ................................................. 3,910 740
Amgen, Inc. ........................................................... 3,682 1,028
Avantor, Inc.(a) ........................................................ 48,364 651
Becton Dickinson & Co. .................................................. 6,357 1,095
Biogen, Inc.(a) ......................................................... 8,060 1,012
BioMarin Pharmaceutical, Inc.(a) ........................................... 11,676 642
Boston Scientific Corp.(a) ................................................. 15,354 1,649
Cardinal Health, Inc. .................................................... 10,329 1,735
Cencora, Inc. .......................................................... 5,882 1,764
Centene Corp.(a) ....................................................... 13,915 755
CVS Health Corp. ...................................................... 10,563 729
Danaher Corp. ......................................................... 5,429 1,072
DaVita, Inc.(a) ......................................................... 6,057 863
Dexcom, Inc.(a) ........................................................ 5,269 460
Doximity, Inc., Class A(a) ................................................. 4,707 289

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
7
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Edwards Lifesciences Corp.(a) ............................................. 8,536 $ 668
Elevance Health, Inc. .................................................... 2,618 1,018
Eli Lilly & Co. ......................................................... 930 725
GE HealthCare Technologies, Inc. ........................................... 13,506 1,000
Gilead Sciences, Inc. .................................................... 9,602 1,065
Globus Medical, Inc.(a) .................................................. 13,773 813
HCA Healthcare, Inc. .................................................... 3,238 1,240
Hologic, Inc.(a) ........................................................ 20,086 1,309
Humana, Inc. .......................................................... 2,404 588
IDEXX Laboratories, Inc.(a) ............................................... 2,191 1,175
Incyte Corp.(a) ......................................................... 11,266 767
Insulet Corp.(a) ........................................................ 3,212 1,009
Intuitive Surgical, Inc.(a) ................................................. 1,734 942
IQVIA Holdings, Inc.(a) .................................................. 5,066 798
Johnson & Johnson ..................................................... 10,219 1,561
Labcorp Holdings, Inc. ................................................... 5,021 1,318
McKesson Corp. ....................................................... 1,481 1,085
Medtronic PLC ........................................................ 15,047 1,312
Merck & Co., Inc. ...................................................... 11,841 937
Mettler-Toledo International, Inc.(a) ......................................... 797 936
Molina Healthcare, Inc.(a) ................................................ 1,954 582
Neurocrine Biosciences, Inc.(a) ............................................. 5,708 717
Pfizer, Inc. ............................................................ 48,592 1,178
Quest Diagnostics, Inc. ................................................... 7,665 1,377
Regeneron Pharmaceuticals, Inc. ............................................ 1,497 786
ResMed, Inc. .......................................................... 3,555 917
Revvity, Inc. .......................................................... 8,403 813
Solventum Corp.(a) ..................................................... 11,544 876
STERIS PLC .......................................................... 6,589 1,583
Stryker Corp. .......................................................... 3,758 1,487
Tenet Healthcare Corp.(a) ................................................. 5,474 963
The Cigna Group ....................................................... 3,193 1,056
The Cooper Cos., Inc.(a) .................................................. 12,575 895
Thermo Fisher Scientific, Inc. .............................................. 2,373 962
United Therapeutics Corp.(a) .............................................. 2,721 782
UnitedHealth Group, Inc. ................................................. 1,919 599
Universal Health Services, Inc., Class B ....................................... 5,023 910
Veeva Systems, Inc., Class A(a) ............................................. 4,122 1,187
Waters Corp.(a) ........................................................ 2,072 723
West Pharmaceutical Services, Inc. .......................................... 1,977 433
Zimmer Biomet Holdings, Inc. ............................................. 11,620 1,060
Zoetis, Inc. ........................................................... 7,186 1,121
59,130
Industrials (18.7%):
3M Co. .............................................................. 5,328 811
AECOM ............................................................. 11,402 1,287
Amentum Holdings, Inc.(a) ................................................ 622 15
AMETEK, Inc. ........................................................ 6,422 1,162
Automatic Data Processing, Inc. ............................................ 5,762 1,777
Axon Enterprise, Inc.(a) .................................................. 903 748
Booz Allen Hamilton Holding Corp. ......................................... 7,806 813
Broadridge Financial Solutions, Inc. ......................................... 6,714 1,632
Builders FirstSource, Inc.(a) ............................................... 4,977 581
C.H. Robinson Worldwide, Inc. ............................................. 9,749 935
Carlisle Cos., Inc. ....................................................... 2,700 1,008
Carrier Global Corp. ..................................................... 15,083 1,104
Caterpillar, Inc. ........................................................ 2,982 1,158
Cintas Corp. .......................................................... 5,687 1,267
Clean Harbors, Inc.(a) ................................................... 4,535 1,048
Comfort Systems USA, Inc. ............................................... 1,331 714
Copart, Inc.(a) ......................................................... 20,929 1,027
CSX Corp. ............................................................ 36,126 1,179
Cummins, Inc. ......................................................... 2,919 956

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
8
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Curtiss-Wright Corp. .................................................... 2,723 $ 1,330
Deere & Co. .......................................................... 2,195 1,116
Delta Air Lines, Inc. ..................................................... 12,784 629
Dover Corp. ........................................................... 6,347 1,163
Eaton Corp. PLC ....................................................... 2,704 965
EMCOR Group, Inc. .................................................... 1,620 867
Emerson Electric Co. .................................................... 8,460 1,128
Equifax, Inc. .......................................................... 4,063 1,054
Expeditors International of Washington, Inc. .................................... 12,196 1,393
Fastenal Co. ........................................................... 31,986 1,343
FedEx Corp. .......................................................... 3,113 708
Fortive Corp. .......................................................... 15,926 830
GE Vernova, Inc. ....................................................... 1,521 805
General Dynamics Corp. .................................................. 5,580 1,627
General Electric Co. ..................................................... 4,321 1,112
Graco, Inc. ........................................................... 16,699 1,436
HEICO Corp. .......................................................... 3,643 1,195
Honeywell International, Inc. .............................................. 6,419 1,495
Howmet Aerospace, Inc. .................................................. 5,834 1,086
Hubbell, Inc. .......................................................... 2,390 976
IDEX Corp. ........................................................... 5,674 996
Illinois Tool Works, Inc. .................................................. 6,267 1,550
Ingersoll Rand, Inc. ..................................................... 11,525 959
ITT, Inc. ............................................................. 7,380 1,157
J.B. Hunt Transport Services, Inc. ........................................... 6,251 898
Jacobs Solutions, Inc. .................................................... 10,224 1,344
Johnson Controls International PLC .......................................... 11,403 1,204
L3Harris Technologies, Inc. ............................................... 6,420 1,610
Leidos Holdings, Inc. .................................................... 6,922 1,092
Lennox International, Inc. ................................................. 1,537 881
Lincoln Electric Holdings, Inc. ............................................. 4,482 929
Lockheed Martin Corp. ................................................... 2,754 1,276
Masco Corp. .......................................................... 15,045 968
Nordson Corp. ......................................................... 5,819 1,247
Norfolk Southern Corp. .................................................. 4,043 1,035
Northrop Grumman Corp. ................................................. 2,977 1,488
Old Dominion Freight Line, Inc. ............................................ 4,675 759
Otis Worldwide Corp. .................................................... 14,923 1,478
Owens Corning ........................................................ 5,748 791
PACCAR, Inc. ......................................................... 9,527 906
Parker-Hannifin Corp. ................................................... 1,487 1,039
Paychex, Inc. .......................................................... 9,215 1,340
Paycom Software, Inc. ................................................... 3,282 759
Paylocity Holding Corp.(a) ................................................ 4,471 810
Quanta Services, Inc. .................................................... 2,598 982
Republic Services, Inc. ................................................... 7,106 1,752
Rockwell Automation, Inc. ................................................ 2,958 983
Rollins, Inc. ........................................................... 25,176 1,420
RTX Corp. ............................................................ 9,985 1,458
Snap-on, Inc. .......................................................... 3,640 1,133
Southwest Airlines Co. ................................................... 29,118 945
SS&C Technologies Holdings, Inc. .......................................... 15,192 1,258
Stanley Black & Decker, Inc. .............................................. 10,011 678
Textron, Inc. .......................................................... 16,458 1,321
Trane Technologies PLC .................................................. 3,131 1,370
TransDigm Group, Inc. ................................................... 769 1,169
TransUnion ........................................................... 9,395 827
Uber Technologies, Inc.(a) ................................................ 8,460 789
U-Haul Holding Co. ..................................................... 17,366 944
Union Pacific Corp. ..................................................... 5,528 1,272
United Airlines Holdings, Inc.(a) ............................................ 6,791 541
United Parcel Service, Inc., Class B .......................................... 7,772 785
United Rentals, Inc. ..................................................... 1,253 944

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
9
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Veralto Corp. .......................................................... 14,751 $ 1,489
Verisk Analytics, Inc. .................................................... 4,829 1,504
Vertiv Holdings Co., Class A ............................................... 4,214 541
W.W. Grainger, Inc. ..................................................... 1,254 1,304
Waste Management, Inc. .................................................. 6,061 1,387
Watsco, Inc. ........................................................... 1,904 841
Westinghouse Air Brake Technologies Corp. .................................... 6,158 1,289
XPO, Inc.(a) .......................................................... 5,373 679
Xylem, Inc. ........................................................... 9,299 1,203
98,804
Information Technology (12.6%):
Accenture PLC, Class A .................................................. 3,203 957
Adobe, Inc.(a) ......................................................... 1,808 699
Advanced Micro Devices, Inc.(a) ............................................ 6,198 879
Akamai Technologies, Inc.(a) .............................................. 8,641 689
Amphenol Corp., Class A ................................................. 11,956 1,181
Analog Devices, Inc. .................................................... 3,530 840
Apple, Inc. ........................................................... 4,771 979
Applied Materials, Inc. ................................................... 3,793 694
AppLovin Corp., Class A(a) ............................................... 960 336
Arista Networks, Inc.(a) .................................................. 5,860 600
Autodesk, Inc.(a) ....................................................... 3,788 1,173
Bentley Systems, Inc., Class B ............................................. 23,919 1,291
Broadcom, Inc. ........................................................ 2,217 611
Cadence Design Systems, Inc.(a) ............................................ 2,728 841
CDW Corp. ........................................................... 5,510 984
Ciena Corp.(a) ......................................................... 6,966 567
Cisco Systems, Inc. ..................................................... 23,100 1,603
Cognizant Technology Solutions Corp., Class A ................................. 15,755 1,229
Corning, Inc. .......................................................... 17,605 926
Corpay, Inc.(a) ......................................................... 3,082 1,023
Datadog, Inc., Class A(a) ................................................. 6,271 842
Dell Technologies, Inc., Class C ............................................ 5,586 685
DocuSign, Inc.(a) ....................................................... 7,121 555
Dynatrace, Inc.(a) ...................................................... 16,075 887
Entegris, Inc. .......................................................... 6,323 510
EPAM Systems, Inc.(a) ................................................... 3,482 616
F5, Inc.(a) ............................................................ 3,191 939
Fair Isaac Corp.(a) ...................................................... 505 923
First Solar, Inc.(a) ...................................................... 3,825 633
Fortinet, Inc.(a) ........................................................ 6,469 684
Gartner, Inc.(a) ........................................................ 2,690 1,087
Gen Digital, Inc. ....................................................... 45,831 1,347
GoDaddy, Inc., Class A(a) ................................................. 5,142 926
Hewlett Packard Enterprise Co. ............................................. 36,233 741
HP, Inc. .............................................................. 30,621 749
HubSpot, Inc.(a) ....................................................... 1,069 595
International Business Machines Corp. ........................................ 4,319 1,273
Intuit, Inc. ............................................................ 1,447 1,140
Jabil, Inc. ............................................................ 4,980 1,086
Keysight Technologies, Inc.(a) ............................................. 5,115 838
KLA Corp. ........................................................... 851 762
Lam Research Corp. ..................................................... 7,580 738
Microchip Technology, Inc. ................................................ 11,098 781
Micron Technology, Inc. .................................................. 5,062 624
Microsoft Corp. ........................................................ 3,250 1,617
Monolithic Power Systems, Inc. ............................................ 766 560
Motorola Solutions, Inc. .................................................. 3,215 1,352
NetApp, Inc. .......................................................... 7,959 848
NVIDIA Corp. ......................................................... 3,917 619
NXP Semiconductors NV ................................................. 3,353 733
Okta, Inc.(a) .......................................................... 8,326 832
ON Semiconductor Corp.(a) ............................................... 11,853 621

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
10
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Oracle Corp. .......................................................... 4,146 $ 906
Palantir Technologies, Inc., Class A(a) ........................................ 4,740 646
Palo Alto Networks, Inc.(a) ................................................ 4,563 934
PTC, Inc.(a) ........................................................... 7,016 1,209
Pure Storage, Inc., Class A(a) .............................................. 9,627 554
QUALCOMM, Inc. ..................................................... 4,452 709
Roper Technologies, Inc. .................................................. 2,402 1,362
Salesforce, Inc. ........................................................ 3,046 831
Seagate Technology Holdings PLC .......................................... 8,831 1,275
ServiceNow, Inc.(a) ..................................................... 863 887
Super Micro Computer, Inc.(a) ............................................. 5,572 273
Synopsys, Inc.(a) ....................................................... 1,523 781
TD SYNNEX Corp. ..................................................... 7,216 979
Teledyne Technologies, Inc.(a) ............................................. 2,638 1,351
Teradyne, Inc. ......................................................... 5,370 483
Texas Instruments, Inc. ................................................... 4,526 940
Trimble, Inc.(a) ........................................................ 12,697 965
Tyler Technologies, Inc.(a) ................................................ 1,929 1,144
VeriSign, Inc. .......................................................... 5,909 1,706
Western Digital Corp. .................................................... 13,750 880
Workday, Inc., Class A(a) ................................................. 3,192 766
Zebra Technologies Corp.(a) ............................................... 3,077 949
Zoom Communications, Inc.(a) ............................................. 10,809 843
66,618
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 3,386 955
Avery Dennison Corp. ................................................... 7,278 1,277
CF Industries Holdings, Inc. ............................................... 10,873 1,000
Corteva, Inc. .......................................................... 18,896 1,408
Dow, Inc. ............................................................ 31,157 825
DuPont de Nemours, Inc. ................................................. 15,773 1,082
Ecolab, Inc. ........................................................... 5,289 1,425
Freeport-McMoRan, Inc. ................................................. 22,258 965
International Flavors & Fragrances, Inc. ....................................... 14,552 1,070
International Paper Co. ................................................... 17,580 823
Linde PLC ............................................................ 4,100 1,924
LyondellBasell Industries NV, Class A ........................................ 18,528 1,072
Martin Marietta Materials, Inc. ............................................. 2,320 1,274
Newmont Corp. ........................................................ 18,997 1,107
Nucor Corp. ........................................................... 5,557 720
Packaging Corp. of America ............................................... 6,088 1,147
PPG Industries, Inc. ..................................................... 11,892 1,353
Reliance, Inc. .......................................................... 3,365 1,056
RPM International, Inc. .................................................. 9,792 1,076
Steel Dynamics, Inc. ..................................................... 5,886 754
The Sherwin-Williams Co. ................................................ 3,414 1,172
Vulcan Materials Co. .................................................... 4,406 1,149
Westlake Corp. ........................................................ 9,685 735
25,369
Real Estate (0.5%):
CBRE Group, Inc., Class A(a) .............................................. 6,917 969
CoStar Group, Inc.(a) .................................................... 13,129 1,056
Jones Lang LaSalle, Inc.(a) ................................................ 3,188 815
2,840
Utilities (7.5%):
Alliant Energy Corp. .................................................... 24,612 1,488
Ameren Corp. ......................................................... 15,657 1,504
American Electric Power Co., Inc. ........................................... 14,659 1,521
American Water Works Co., Inc. ............................................ 9,710 1,351
Atmos Energy Corp. ..................................................... 11,722 1,806
CenterPoint Energy, Inc. .................................................. 37,986 1,396
CMS Energy Corp. ...................................................... 23,983 1,662

Victory Portfolios II
VictoryShares US 500 Volatility Wtd ETF
11
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Consolidated Edison, Inc. ................................................. 15,382 $ 1,544
Constellation Energy Corp. ................................................ 1,589 513
Dominion Energy, Inc. ................................................... 22,662 1,281
DTE Energy Co. ....................................................... 11,953 1,583
Duke Energy Corp. ...................................................... 14,004 1,652
Edison International ..................................................... 16,876 871
Entergy Corp. ......................................................... 11,693 972
Evergy, Inc. ........................................................... 29,529 2,035
Eversource Energy ...................................................... 20,515 1,305
Exelon Corp. .......................................................... 34,706 1,507
FirstEnergy Corp. ....................................................... 37,036 1,491
NextEra Energy, Inc. .................................................... 14,699 1,020
NiSource, Inc. ......................................................... 42,661 1,721
NRG Energy, Inc. ....................................................... 6,004 964
PG&E Corp. .......................................................... 64,995 906
PPL Corp. ............................................................ 49,080 1,663
Public Service Enterprise Group, Inc. ......................................... 15,856 1,335
Sempra .............................................................. 12,434 942
The Southern Co. ....................................................... 17,478 1,605
Vistra Corp. ........................................................... 2,795 542
WEC Energy Group, Inc. ................................................. 16,156 1,683
Xcel Energy, Inc. ....................................................... 20,807 1,417
39,280
Total Common Stocks (Cost $395,956)
a
a
a
525,941
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(c) ........ 137,910 138
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 137,910 138
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(c) ............... 137,910 138
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(c) . 137,910 138
Total Collateral for Securities Loaned (Cost $552)
a
a
a
552
Total Investments (Cost $396,508) — 99.8% 526,493
Other assets in excess of liabilities —  0.2% 1,045
NET ASSETS - 100.00% $ 527,538
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 9/19/25 $ 1,216,227 $ 1,250,750 $ 34,523
Total unrealized appreciation $ 34,523
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 34,523

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares International Volatility Wtd ETF
12
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.8%)
Australia (6.1%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,181 $ 187
Telstra Group Ltd. ...................................................... 138,881 442
629
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd. ................................................... 4,930 212
Wesfarmers Ltd. ........................................................ 5,169 288
500
Consumer Staples (0.7%):
Coles Group Ltd. ....................................................... 30,470 418
Woolworths Group Ltd. .................................................. 15,939 326
744
Energy (0.4%):
Santos Ltd. ........................................................... 59,266 298
Woodside Energy Group Ltd. .............................................. 12,853 200
498
Financials (1.9%):
ANZ Group Holdings Ltd. ................................................ 14,290 274
Commonwealth Bank of Australia ........................................... 2,454 298
Insurance Australia Group Ltd. ............................................. 39,435 234
Macquarie Group Ltd. ................................................... 1,844 278
National Australia Bank Ltd. ............................................... 10,206 264
QBE Insurance Group Ltd. ................................................ 17,617 271
Suncorp Group Ltd. ..................................................... 17,683 252
Westpac Banking Corp. .................................................. 13,311 297
2,168
Health Care (0.6%):
Cochlear Ltd. .......................................................... 1,087 215
CSL Ltd. ............................................................. 1,848 291
Pro Medicus Ltd. ....................................................... 835 157
663
Industrials (0.6%):
Brambles Ltd. ......................................................... 17,371 268
Computershare Ltd. ..................................................... 6,654 175
SGH Ltd. ............................................................. 6,539 232
675
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 1,669 120
Materials (0.7%):
BHP Group Ltd. ........................................................ 9,890 239
Fortescue Ltd. ......................................................... 12,726 128
Northern Star Resources Ltd. .............................................. 16,047 196
Rio Tinto Ltd. ......................................................... 3,047 215
778
Utilities (0.2%):
Origin Energy Ltd. ...................................................... 31,452 223
6,998
Austria (0.7%):
Energy (0.3%):
OMV AG ............................................................ 5,890 320
Financials (0.2%):
Erste Group Bank AG .................................................... 2,887 246
Utilities (0.2%):
Verbund AG .......................................................... 2,782 214
780

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Belgium (0.7%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA ................................................ 3,681 $ 253
Financials (0.3%):
KBC Group NV ........................................................ 2,678 276
Health Care (0.2%):
UCB SA ............................................................. 1,054 207
736
Canada (12.1%):
Communication Services (0.7%):
BCE, Inc. ............................................................ 8,849 196
Rogers Communications, Inc., Class B(a) ...................................... 9,079 270
TELUS Corp. ......................................................... 18,744 301
767
Consumer Discretionary (0.6%):
Dollarama , Inc. ........................................................ 2,228 314
Magna International, Inc. ................................................. 4,467 173
Restaurant Brands International, Inc. ......................................... 3,675 244
731
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 4,623 230
George Weston Ltd. ..................................................... 1,813 364
Loblaw Cos. Ltd. ....................................................... 2,318 383
Metro, Inc. ........................................................... 4,894 384
1,361
Energy (2.0%):
ARC Resources Ltd. ..................................................... 8,809 186
Cameco Corp. ......................................................... 2,410 179
Canadian Natural Resources Ltd. ............................................ 6,724 211
Cenovus Energy, Inc. .................................................... 12,392 169
Enbridge, Inc. ......................................................... 8,145 369
Imperial Oil Ltd. ....................................................... 2,604 207
Pembina Pipeline Corp. .................................................. 7,745 291
Suncor Energy, Inc. ..................................................... 5,225 196
TC Energy Corp. ....................................................... 6,208 303
Tourmaline Oil Corp. .................................................... 4,147 200
2,311
Financials (3.6%):
Bank of Montreal ....................................................... 2,543 282
Brookfield Corp. ....................................................... 3,278 203
Canadian Imperial Bank of Commerce ........................................ 4,944 351
Fairfax Financial Holdings Ltd. ............................................. 154 278
Great-West Lifeco , Inc. ................................................... 7,107 270
Intact Financial Corp. .................................................... 1,481 344
Manulife Financial Corp. ................................................. 7,724 247
National Bank of Canada ................................................. 3,355 346
Power Corp. of Canada ................................................... 8,453 330
Royal Bank of Canada ................................................... 3,090 407
Sun Life Financial, Inc. .................................................. 5,185 345
The Bank of Nova Scotia ................................................. 6,684 370
The Toronto-Dominion Bank ............................................... 4,385 323
4,096
Industrials (1.3%):
Canadian National Railway Co. ............................................. 2,692 280
Canadian Pacific Kansas City Ltd. ........................................... 3,208 255
Thomson Reuters Corp. .................................................. 1,581 318
Waste Connections, Inc. .................................................. 1,793 335
WSP Global, Inc. ....................................................... 1,454 297
1,485

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Information Technology (0.6%):
Celestica, Inc.(b) ....................................................... 655 $ 102
CGI, Inc. ............................................................. 2,456 258
Constellation Software, Inc. ............................................... 63 231
Shopify, Inc., Class A(b) .................................................. 847 98
689
Materials (1.1%):
Agnico Eagle Mines Ltd. ................................................. 1,787 213
Barrick Mining Corp. .................................................... 8,812 183
Ivanhoe Mines Ltd.(b) ................................................... 11,002 83
Kinross Gold Corp. ..................................................... 11,363 178
Nutrien Ltd. ........................................................... 3,766 219
Teck Resources Ltd., Class B .............................................. 3,862 156
Wheaton Precious Metals Corp. ............................................. 2,519 227
1,259
Utilities (1.0%):
Emera , Inc. ........................................................... 7,370 337
Fortis, Inc. ............................................................ 8,078 386
Hydro One Ltd. ........................................................ 10,849 391
1,114
13,813
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 6,490 161
Denmark (1.9%):
Consumer Discretionary (0.2%):
Pandora A/S .......................................................... 1,093 192
Consumer Staples (0.2%):
Carlsberg A/S, Class B ................................................... 1,444 205
Financials (0.5%):
Danske Bank A/S ....................................................... 6,411 261
Tryg A/S ............................................................. 12,956 335
596
Health Care (0.4%):
Coloplast A/S, Class B ................................................... 2,214 210
Genmab A/S(b) ........................................................ 757 157
Novo Nordisk A/S, Class B ................................................ 1,275 89
456
Industrials (0.4%):
AP Moller - Maersk A/S, Class B ........................................... 70 130
DSV A/S ............................................................. 925 223
Vestas Wind Systems A/S(a) ............................................... 7,543 113
466
Materials (0.2%):
Novonesis A/S ......................................................... 3,768 270
2,185
Finland (1.6%):
Financials (0.6%):
Nordea Bank Abp ....................................................... 18,251 271
Sampo Oyj , A Shares .................................................... 35,373 380
651
Industrials (0.4%):
Kone Oyj , Class B ...................................................... 4,914 323
Wartsila OYJ Abp ...................................................... 8,128 192
515
Information Technology (0.2%):
Nokia Oyj ............................................................ 38,364 199

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.2%):
UPM- Kymmene Oyj .................................................... 7,133 $ 195
Utilities (0.2%):
Fortum Oyj ........................................................... 13,033 244
1,804
France (7.9%):
Communication Services (0.8%):
Bollore SE ............................................................ 42,753 268
Orange SA ............................................................ 26,958 410
Publicis Groupe SA ..................................................... 2,261 255
933
Consumer Discretionary (1.1%):
Accor SA ............................................................ 4,527 236
Cie Generale des Etablissements Michelin SCA ................................. 6,633 247
Hermes International SCA ................................................ 64 173
Kering SA ............................................................ 444 97
LVMH Moet Hennessy Louis Vuitton SE ...................................... 222 116
Renault SA ........................................................... 3,406 157
Sodexo SA ........................................................... 2,849 175
1,201
Consumer Staples (0.7%):
Danone SA ........................................................... 5,036 412
L'Oreal SA ........................................................... 559 239
Pernod Ricard SA ....................................................... 1,800 179
830
Energy (0.2%):
TotalEnergies SE ....................................................... 4,398 270
Financials (1.2%):
Amundi SA(c) ......................................................... 2,858 231
AXA SA ............................................................. 6,966 342
BNP Paribas SA ........................................................ 2,904 261
Credit Agricole SA ...................................................... 15,823 299
Societe Generale SA ..................................................... 3,670 210
1,343
Health Care (0.8%):
BioMerieux ........................................................... 1,984 274
EssilorLuxottica SA ..................................................... 786 216
Sanofi SA ............................................................ 2,596 251
Sartorius Stedim Biotech ................................................. 488 117
858
Industrials (1.9%):
Airbus SE ............................................................ 1,145 239
Bouygues SA .......................................................... 8,098 366
Bureau Veritas SA ...................................................... 7,596 259
Cie de Saint-Gobain SA .................................................. 1,954 229
Legrand SA ........................................................... 1,652 221
Schneider Electric SE .................................................... 649 173
Thales SA ............................................................ 990 291
Vinci SA ............................................................. 2,161 318
2,096
Information Technology (0.3%):
Capgemini SE ......................................................... 1,182 202
Dassault Systemes SE .................................................... 4,889 177
379
Materials (0.3%):
Air Liquide SA ........................................................ 1,578 326
Utilities (0.6%):
Engie SA ............................................................. 17,493 411

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Veolia Environnement SA ................................................. 8,908 $ 317
728
8,964
Germany (7.0%):
Communication Services (0.5%):
CTS Eventim AG & Co. KGaA ............................................. 1,535 190
Deutsche Telekom AG ................................................... 9,209 336
526
Consumer Discretionary (0.6%):
adidas AG ............................................................ 728 170
Bayerische Motoren Werke AG ............................................. 1,868 166
Continental AG ........................................................ 1,933 169
Mercedes-Benz Group AG ................................................ 3,100 181
686
Consumer Staples (0.2%):
Beiersdorf AG ......................................................... 2,083 261
Financials (1.9%):
Allianz SE, Registered Shares .............................................. 989 401
Commerzbank AG ...................................................... 6,987 220
Deutsche Bank AG, Registered Shares ........................................ 8,217 244
Deutsche Boerse AG .................................................... 1,277 416
Hannover Rueck SE ..................................................... 911 287
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 411 267
Talanx AG ............................................................ 2,312 299
2,134
Health Care (0.6%):
Fresenius Medical Care AG ............................................... 3,923 225
Fresenius SE & Co. KGaA ................................................ 5,974 300
Merck KGaA .......................................................... 1,488 193
718
Industrials (1.2%):
Daimler Truck Holding AG ................................................ 3,716 176
Deutsche Post AG ...................................................... 5,557 257
HOCHTIEF AG ........................................................ 1,312 258
Knorr- Bremse AG ...................................................... 2,449 237
Rheinmetall AG ........................................................ 120 254
Siemens AG, Registered Shares ............................................. 815 209
1,391
Information Technology (0.5%):
Infineon Technologies AG ................................................. 3,710 158
Nemetschek SE ........................................................ 1,564 226
SAP SE .............................................................. 834 254
638
Materials (0.7%):
BASF SE ............................................................ 3,574 176
Heidelberg Materials AG ................................................. 1,253 295
Symrise AG ........................................................... 2,735 287
758
Real Estate (0.2%):
Vonovia SE ........................................................... 6,306 222
Utilities (0.6%):
E.ON SE ............................................................. 20,587 379
RWE AG ............................................................. 6,239 260
639
7,973

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Hong Kong (2.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 29,841 $ 132
Financials (0.7%):
AIA Group Ltd. ........................................................ 20,479 184
Hang Seng Bank Ltd. .................................................... 14,321 215
Hong Kong Exchanges & Clearing Ltd. ....................................... 2,500 133
Prudential PLC ........................................................ 17,561 220
752
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 47,563 293
MTR Corp. Ltd. ........................................................ 69,726 250
Techtronic Industries Co. Ltd. .............................................. 10,380 114
657
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 48,316 213
Henderson Land Development Co. Ltd. ....................................... 64,025 224
Sun Hung Kai Properties Ltd. .............................................. 20,856 239
Swire Pacific Ltd., Class A ................................................ 23,527 202
878
Utilities (0.7%):
CLP Holdings Ltd. ...................................................... 38,591 325
Hong Kong & China Gas Co. Ltd. ........................................... 337,755 284
Power Assets Holdings Ltd. ............................................... 37,883 243
852
3,271
Ireland (1.3%):
Consumer Staples (0.2%):
Kerry Group PLC, Class A ................................................ 2,357 260
Financials (0.4%):
AIB Group PLC ........................................................ 26,155 215
Bank of Ireland Group PLC ............................................... 13,429 191
406
Industrials (0.6%):
Experian PLC ......................................................... 5,469 282
Kingspan Group PLC .................................................... 1,965 167
Ryanair Holdings PLC, ADR ............................................... 3,416 197
646
Materials (0.1%):
Smurfit WestRock PLC ................................................... 2,869 124
1,436
Israel (1.2%):
Financials (0.9%):
Bank Hapoalim BM ..................................................... 18,618 358
Bank Leumi Le-Israel BM, Class IS .......................................... 17,842 332
Mizrahi Tefahot Bank Ltd. ................................................ 5,249 342
1,032
Industrials (0.3%):
Elbit Systems Ltd. ...................................................... 717 319
1,351
Italy (3.6%):
Consumer Discretionary (0.1%):
Moncler SpA .......................................................... 2,235 128
Consumer Staples (0.1%):
Davide Campari-Milano NV, Class M(a) ...................................... 21,431 144

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.3%):
Eni SpA ............................................................. 20,184 $ 327
Financials (1.5%):
FinecoBank Banca Fineco SpA ............................................. 11,555 256
Generali ............................................................. 8,434 300
Intesa Sanpaolo SpA ..................................................... 46,652 269
Mediobanca Banca di Credito Finanziario SpA (a) ................................ 11,828 275
Poste Italiane SpA (c) .................................................... 17,991 387
UniCredit SpA ......................................................... 3,256 218
1,705
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,856 243
Industrials (0.4%):
Leonardo SpA ......................................................... 3,891 219
Prysmian SpA ......................................................... 2,409 170
389
Utilities (1.0%):
Enel SpA ............................................................. 40,542 385
Snam SpA ............................................................ 63,464 384
Terna - Rete Elettrica Nazionale ............................................ 39,730 408
1,177
4,113
Japan (15.8%):
Communication Services (1.6%):
Capcom Co. Ltd. ....................................................... 4,500 154
KDDI Corp. ........................................................... 15,400 265
Konami Group Corp. .................................................... 1,100 174
LY Corp. ............................................................. 52,500 193
Nexon Co. Ltd. ........................................................ 7,800 158
Nintendo Co. Ltd. ...................................................... 1,800 174
NTT, Inc. ............................................................. 305,900 327
SoftBank Corp. ........................................................ 193,500 300
SoftBank Group Corp. ................................................... 1,700 124
1,869
Consumer Discretionary (2.3%):
Asics Corp. ........................................................... 4,600 118
Bandai Namco Holdings, Inc. .............................................. 3,900 140
Bridgestone Corp. ...................................................... 4,100 168
Denso Corp. .......................................................... 9,800 133
Fast Retailing Co. Ltd. ................................................... 500 172
Honda Motor Co. Ltd. ................................................... 11,900 115
Nissan Motor Co. Ltd.(b) ................................................. 29,300 71
Nitori Holdings Co. Ltd. .................................................. 1,500 145
Oriental Land Co. Ltd. ................................................... 7,600 175
Pan Pacific International Holdings Corp. ...................................... 5,300 183
Panasonic Holdings Corp. ................................................. 10,700 116
Sanrio Co. Ltd. ........................................................ 2,100 102
Sekisui House Ltd. ...................................................... 6,800 150
Shimano, Inc. ......................................................... 1,200 174
Sony Group Corp. ...................................................... 5,800 150
Subaru Corp. .......................................................... 5,900 103
Sumitomo Electric Industries Ltd. ........................................... 6,300 135
Suzuki Motor Corp. ..................................................... 9,600 116
Toyota Motor Corp. ..................................................... 6,800 118
2,584
Consumer Staples (1.5%):
Aeon Co. Ltd. ......................................................... 8,800 270
Ajinomoto Co., Inc. ..................................................... 9,200 250
Asahi Group Holdings Ltd. ................................................ 14,400 193
Japan Tobacco, Inc. ..................................................... 6,800 201

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Kao Corp. ............................................................ 5,100 $ 229
Kirin Holdings Co. Ltd.(a) ................................................ 19,900 279
Seven & i Holdings Co. Ltd. ............................................... 7,500 121
Unicharm Corp. ........................................................ 24,700 178
1,721
Energy (0.3%):
ENEOS Holdings, Inc. ................................................... 25,700 128
Inpex Corp. ........................................................... 11,200 157
285
Financials (1.7%):
Dai-ichi Life Holdings, Inc. ............................................... 16,800 128
Japan Exchange Group, Inc. ............................................... 14,700 149
Japan Post Bank Co. Ltd. ................................................. 14,700 159
Japan Post Holdings Co. Ltd. .............................................. 13,100 121
Mitsubishi UFJ Financial Group, Inc. ......................................... 10,000 138
Mizuho Financial Group, Inc. .............................................. 4,270 118
MS&AD Insurance Group Holdings, Inc. ...................................... 5,900 132
Nomura Holdings, Inc. ................................................... 17,200 114
ORIX Corp. ........................................................... 6,300 143
Resona Holdings, Inc. .................................................... 13,700 127
Sompo Holdings, Inc. .................................................... 4,000 121
Sumitomo Mitsui Financial Group, Inc. ....................................... 5,100 129
Sumitomo Mitsui Trust Group, Inc. .......................................... 5,500 147
T&D Holdings, Inc. ..................................................... 5,700 125
Tokio Marine Holdings, Inc. ............................................... 3,000 127
1,978
Health Care (1.4%):
Chugai Pharmaceutical Co. Ltd. ............................................ 2,400 125
Daiichi Sankyo Co. Ltd. .................................................. 5,500 128
Hoya Corp. ........................................................... 1,100 131
Olympus Corp. ........................................................ 11,900 142
Otsuka Holdings Co. Ltd. ................................................. 3,700 184
Shionogi & Co. Ltd. ..................................................... 13,200 238
Sysmex Corp. ......................................................... 9,200 160
Takeda Pharmaceutical Co. Ltd. ............................................ 9,200 283
Terumo Corp. ......................................................... 7,700 142
1,533
Industrials (3.5%):
Central Japan Railway Co. ................................................ 10,600 238
Daikin Industries Ltd. .................................................... 1,400 166
East Japan Railway Co. .................................................. 10,300 222
FANUC Corp. ......................................................... 4,900 134
Fujikura Ltd. .......................................................... 1,700 89
Hikari Tsushin, Inc. ..................................................... 600 177
Hitachi Ltd. ........................................................... 3,900 114
ITOCHU Corp. ........................................................ 3,200 168
Kajima Corp. .......................................................... 6,800 178
Komatsu Ltd. .......................................................... 5,000 164
Kubota Corp.(a) ........................................................ 13,800 155
Marubeni Corp.(a) ...................................................... 8,100 164
Mitsubishi Corp. ....................................................... 8,800 176
Mitsubishi Electric Corp. ................................................. 7,600 164
Mitsubishi Heavy Industries Ltd. ............................................ 6,700 168
Mitsui & Co. Ltd. ....................................................... 6,600 135
Mitsui OSK Lines Ltd.(a) ................................................. 3,600 120
NIDEC Corp. .......................................................... 7,800 152
Nippon Yusen KK ...................................................... 3,600 130
Recruit Holdings Co. Ltd. ................................................. 2,000 119
Secom Co. Ltd. ........................................................ 6,600 238
SMC Corp. ........................................................... 400 145
Sumitomo Corp. ........................................................ 6,200 161

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Toyota Industries Corp. ................................................... 1,300 $ 147
Toyota Tsusho Corp. ..................................................... 7,400 168
3,992
Information Technology (2.0%):
Advantest Corp. ........................................................ 1,400 104
Canon, Inc.(a) ......................................................... 4,900 143
Disco Corp. ........................................................... 300 89
FUJIFILM Holdings Corp. ................................................ 6,700 146
Fujitsu Ltd. ........................................................... 6,500 159
Keyence Corp. ......................................................... 300 120
Kyocera Corp. ......................................................... 13,000 156
Murata Manufacturing Co. Ltd. ............................................. 7,200 108
NEC Corp. ........................................................... 5,500 161
Nomura Research Institute Ltd. ............................................. 4,778 192
Obic Co. Ltd. .......................................................... 8,200 319
Oracle Corp. .......................................................... 2,000 239
Renesas Electronics Corp. ................................................. 5,300 66
TDK Corp. ........................................................... 9,300 109
Tokyo Electron Ltd. ..................................................... 600 115
2,226
Materials (0.7%):
Nippon Paint Holdings Co. Ltd. ............................................. 18,100 146
Nippon Sanso Holdings Corp. .............................................. 3,700 140
Nippon Steel Corp. ...................................................... 9,400 178
Nitto Denko Corp. ...................................................... 5,600 109
Shin-Etsu Chemical Co. Ltd. ............................................... 4,300 143
Toray Industries, Inc. .................................................... 19,400 133
849
Real Estate (0.6%):
Daiwa House Industry Co. Ltd. ............................................. 6,200 213
Mitsubishi Estate Co. Ltd. ................................................. 10,700 201
Mitsui Fudosan Co. Ltd. .................................................. 15,500 150
Sumitomo Realty & Development Co. Ltd. .................................... 3,500 136
700
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 9,800 116
Tokyo Gas Co. Ltd. ..................................................... 4,800 160
276
18,013
Luxembourg (0.3%):
Energy (0.2%):
Tenaris SA ............................................................ 10,580 199
Materials (0.1%):
ArcelorMittal SA ....................................................... 5,450 173
372
Macau (0.1%):
Consumer Discretionary (0.1%):
Sands China Ltd. ....................................................... 48,518 101
Netherlands (4.1%):
Communication Services (0.5%):
Koninklijke KPN NV .................................................... 92,752 452
Universal Music Group NV ................................................ 5,044 163
615
Consumer Discretionary (0.2%):
Prosus NV(b) .......................................................... 3,936 220
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 2,700 201
Heineken NV .......................................................... 2,249 196

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Koninklijke Ahold Delhaize NV ............................................ 8,132 $ 340
737
Financials (1.7%):
ABN AMRO Bank NV, Class CV(c) ......................................... 10,838 296
Adyen NV(b)(c) ........................................................ 75 138
ASR Nederland NV ..................................................... 5,041 335
Euronext NV(c) ........................................................ 2,336 399
ING Groep NV ........................................................ 14,721 323
NN Group NV ......................................................... 6,105 406
1,897
Health Care (0.1%):
Argenx SE(b) .......................................................... 285 158
Industrials (0.5%):
Ferrovial SE .......................................................... 5,739 306
Wolters Kluwer NV ..................................................... 1,516 253
559
Information Technology (0.2%):
ASM International NV ................................................... 211 135
ASML Holding NV ..................................................... 158 126
261
Materials (0.2%):
Akzo Nobel NV ........................................................ 3,241 227
4,674
New Zealand (0.4%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 9,112 200
Information Technology (0.2%):
Xero Ltd.(b) .......................................................... 1,985 235
435
Norway (1.3%):
Communication Services (0.3%):
Telenor ASA .......................................................... 23,035 358
Energy (0.4%):
Aker BP ASA ......................................................... 8,859 227
Equinor ASA .......................................................... 7,912 200
427
Financials (0.3%):
DNB Bank ASA ........................................................ 12,558 347
Industrials (0.2%):
Kongsberg Gruppen ASA ................................................. 5,885 229
Materials (0.1%):
Norsk Hydro ASA ...................................................... 28,150 161
1,522
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 7,213 182
Energy (0.2%):
Galp Energia SGPS SA ................................................... 13,085 240
Utilities (0.2%):
EDP SA .............................................................. 62,282 270
692
Russian Federation (0.0%):
Materials (0.0%):
Evraz PLC(b)(d)(e) ..................................................... 34,029 —

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Singapore (1.6%):
Consumer Staples (0.2%):
Wilmar International Ltd. ................................................. 109,400 $ 247
Financials (0.8%):
DBS Group Holdings Ltd. ................................................. 7,930 280
Oversea-Chinese Banking Corp. Ltd. ......................................... 24,300 312
United Overseas Bank Ltd. ................................................ 10,300 291
883
Industrials (0.6%):
Singapore Airlines Ltd. ................................................... 56,500 310
Singapore Technologies Engineering Ltd. ...................................... 63,800 391
701
1,831
South Korea (3.1%):
Communication Services (0.3%):
Krafton , Inc.(b) ........................................................ 471 127
NAVER Corp. ......................................................... 1,038 202
329
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd. .................................................. 945 201
Hyundai Motor Co. ..................................................... 1,043 157
Kia Corp. ............................................................ 2,280 164
522
Financials (1.0%):
Hana Financial Group, Inc. ................................................ 3,646 233
KB Financial Group, Inc. ................................................. 2,322 191
Meritz Financial Group, Inc. ............................................... 1,989 166
Samsung Fire & Marine Insurance Co. Ltd. .................................... 414 133
Samsung Life Insurance Co. Ltd. ............................................ 2,000 189
Shinhan Financial Group Co. Ltd. ........................................... 4,397 200
1,112
Health Care (0.1%):
Celltrion , Inc. ......................................................... 1,221 144
Industrials (0.7%):
Doosan Enerbility Co. Ltd.(b) .............................................. 5,504 279
Hanwha Aerospace Co. Ltd. ............................................... 197 124
Hanwha Ocean Co. Ltd.(b) ................................................ 1,481 87
HMM Co. Ltd. ......................................................... 9,496 158
Samsung C&T Corp. .................................................... 1,752 210
858
Information Technology (0.4%):
Samsung Electronics Co. Ltd. .............................................. 3,935 174
Samsung SDI Co. Ltd. ................................................... 672 86
SK Hynix, Inc. ......................................................... 693 150
410
Materials (0.2%):
Korea Zinc Co. Ltd. ..................................................... 101 61
POSCO Holdings, Inc. ................................................... 629 122
183
3,558
Spain (2.8%):
Consumer Discretionary (0.4%):
Amadeus IT Group SA ................................................... 3,480 293
Industria de Diseno Textil SA .............................................. 4,236 220
513
Consumer Staples (0.1%):
Puig Brands SA, Class B ................................................. 7,958 157

Victory Portfolios II
VictoryShares International Volatility Wtd ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Energy (0.2%):
Repsol SA ............................................................ 18,965 $ 278
Financials (0.8%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 13,505 207
Banco de Sabadell SA ................................................... 62,203 198
Banco Santander SA ..................................................... 26,545 220
CaixaBank SA ......................................................... 26,674 231
856
Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA ................................ 4,547 316
Aena SME SA(c) ....................................................... 12,960 346
662
Utilities (0.7%):
Endesa SA(a) .......................................................... 11,833 375
Iberdrola SA .......................................................... 20,802 399
774
3,240
Sweden (4.4%):
Communication Services (0.2%):
Telia Co. AB .......................................................... 78,510 282
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 1,928 153
H & M Hennes & Mauritz AB, Class B(a) ..................................... 13,926 196
349
Consumer Staples (0.3%):
Essity AB, Class B ...................................................... 10,306 286
Financials (1.6%):
EQT AB ............................................................. 4,739 158
Industrivarden AB, Class C ................................................ 7,986 289
Investor AB, Class B .................................................... 9,827 291
L E Lundbergforetagen AB, Class B ......................................... 5,859 292
Skandinaviska Enskilda Banken AB, Class A ................................... 15,134 264
Svenska Handelsbanken AB, Class A ......................................... 19,765 264
Swedbank AB, Class A ................................................... 10,141 269
1,827
Health Care (0.1%):
Swedish Orphan Biovitrum AB(b) ........................................... 5,548 169
Industrials (1.6%):
Alfa Laval AB ......................................................... 5,729 241
Assa Abloy AB, Class B .................................................. 8,525 266
Atlas Copco AB, Class A ................................................. 12,629 204
Epiroc AB, Class A ...................................................... 10,462 227
Lifco AB, Class B ...................................................... 5,348 216
Saab AB, Class B ....................................................... 3,796 212
Sandvik AB ........................................................... 9,708 223
Volvo AB, Class B ...................................................... 6,484 182
1,771
Information Technology (0.3%):
Hexagon AB, Class B .................................................... 15,417 155
Telefonaktiebolaget LM Ericsson, Class B ..................................... 22,407 192
347
5,031
Switzerland (6.7%):
Communication Services (0.4%):
Swisscom AG, Registered Shares ........................................... 688 488
Consumer Discretionary (0.1%):
Cie Financiere Richemont SA, Registered Shares ................................ 747 141

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
24
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (0.8%):
Chocoladefabriken Lindt & Spruengli AG, Class PC .............................. 20 $ 336
Coca-Cola HBC AG ..................................................... 6,162 322
Nestle SA, Registered Shares .............................................. 2,906 289
947
Financials (1.4%):
Julius Baer Group Ltd. ................................................... 2,596 175
Partners Group Holding AG ............................................... 132 172
Swiss Life Holding AG ................................................... 401 406
Swiss Re AG .......................................................... 1,423 246
UBS Group AG ........................................................ 5,442 184
Zurich Insurance Group AG ............................................... 540 378
1,561
Health Care (1.3%):
Alcon AG ............................................................ 2,720 241
Lonza Group AG, Registered Shares ......................................... 315 224
Novartis AG, Registered Shares ............................................. 2,643 320
Roche Holding AG ...................................................... 812 265
Sonova Holding AG ..................................................... 704 210
Straumann Holding AG, Class R ............................................ 1,170 153
1,413
Industrials (1.3%):
ABB Ltd., Registered Shares ............................................... 3,690 220
Geberit AG, Registered Shares ............................................. 424 334
Kuehne + Nagel International AG, Class R ..................................... 1,080 234
Schindler Holding AG, Class PC ............................................ 963 358
SGS SA, Registered Shares ................................................ 2,007 204
VAT Group AG(c) ...................................................... 371 156
1,506
Information Technology (0.3%):
Logitech International SA, Class R .......................................... 1,837 166
STMicroelectronics NV .................................................. 4,954 151
317
Materials (1.1%):
DSM- Firmenich AG ..................................................... 2,124 226
EMS- Chemie Holding AG ................................................ 388 293
Givaudan SA, Registered Shares ............................................ 56 271
Holcim AG ........................................................... 2,102 156
Sika AG, Registered Shares ................................................ 923 251
1,197
7,570
United Kingdom (9.9%):
Communication Services (0.7%):
BT Group PLC ........................................................ 94,944 252
Informa PLC .......................................................... 26,301 291
Vodafone Group PLC .................................................... 239,552 256
799
Consumer Discretionary (1.0%):
Compass Group PLC .................................................... 9,775 331
InterContinental Hotels Group PLC .......................................... 2,061 235
Next PLC ............................................................ 1,711 292
Pearson PLC .......................................................... 19,584 288
1,146
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 9,700 274
British American Tobacco PLC ............................................. 6,180 294
Diageo PLC ........................................................... 7,812 196
Haleon PLC ........................................................... 61,168 314
Imperial Brands PLC .................................................... 9,132 361

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
25
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Reckitt Benckiser Group PLC .............................................. 3,621 $ 246
Tesco PLC ............................................................ 66,956 369
Unilever PLC ......................................................... 5,309 322
2,376
Energy (0.4%):
BP PLC .............................................................. 38,771 194
Shell PLC ............................................................ 8,040 282
476
Financials (2.4%):
3i Group PLC ......................................................... 4,505 255
Admiral Group PLC ..................................................... 6,671 299
Aviva PLC ............................................................ 38,230 325
Barclays PLC ......................................................... 43,837 203
HSBC Holdings PLC .................................................... 21,541 261
Legal & General Group PLC ............................................... 81,353 284
Lloyds Banking Group PLC ............................................... 213,236 224
London Stock Exchange Group PLC ......................................... 2,077 303
NatWest Group PLC ..................................................... 30,320 213
Standard Chartered PLC .................................................. 12,167 202
Wise PLC, Class A(b) .................................................... 11,663 166
2,735
Health Care (0.6%):
AstraZeneca PLC ....................................................... 1,504 209
GSK PLC ............................................................ 12,847 245
Smith & Nephew PLC ................................................... 13,032 199
653
Industrials (1.3%):
Ashtead Group PLC ..................................................... 2,661 171
BAE Systems PLC ...................................................... 10,216 265
Bunzl PLC ........................................................... 6,316 201
International Consolidated Airlines Group SA ................................... 41,071 192
RELX PLC ........................................................... 6,355 343
Rentokil Initial PLC ..................................................... 25,671 124
Rolls-Royce Holdings PLC ................................................ 15,297 203
1,499
Information Technology (0.4%):
Halma PLC ........................................................... 5,223 230
The Sage Group PLC .................................................... 11,260 193
423
Materials (0.4%):
Anglogold Ashanti PLC .................................................. 4,621 211
Rio Tinto PLC ......................................................... 3,889 226
437
Utilities (0.6%):
National Grid PLC ...................................................... 25,339 369
SSE PLC ............................................................. 13,380 337
706
11,250
United States (0.6%):
Consumer Discretionary (0.1%):
Flutter Entertainment PLC, Class DI(b) ....................................... 556 157
Financials (0.2%):
Brookfield Asset Management Ltd., Class A .................................... 3,239 179
Health Care (0.1%):
Amrize Ltd.(b) ......................................................... 2,102 105

Victory Portfolios II
VictoryShares International Volatility Wtd ETF
26
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 214
Security Description Shares
Value
(000)
Industrials (0.2%):
RB Global, Inc. ........................................................ 2,134 $ 227
668
Total Common Stocks (Cost $82,793) 112,542
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc., expiring 3/31/40(b)(d) .............................. 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (1.8%)^
United States (1.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(f) ........ 519,168 520
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 519,168 519
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(f) ................ 519,168 519
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(f) . 519,168 519
Total Collateral for Securities Loaned (Cost $2,077) 2,077
Total Investments (Cost $84,870) — 100.6% 114,619
Liabilities in excess of other assets — (0.6)% (760)
NET ASSETS - 100.00% $ 113,859
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $2,106
(thousands) and amounted to 1.8% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2025 (amounts in thousands):
(f) Rate disclosed is the daily yield on June 30, 2025.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 6 9/19/25 $ 789,664 $ 804,510 $ 14,846
Total unrealized appreciation $ 14,846
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 14,846

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
27
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (4.1%):
AT&T, Inc. ........................................................... 145,929 $ 4,223
Comcast Corp., Class A .................................................. 85,700 3,059
Omnicom Group, Inc. .................................................... 41,348 2,974
Verizon Communications, Inc. .............................................. 95,993 4,154
14,410
Consumer Discretionary (2.9%):
Best Buy Co., Inc. ...................................................... 30,225 2,029
Darden Restaurants, Inc. .................................................. 13,668 2,979
Ford Motor Co. ........................................................ 235,742 2,558
Genuine Parts Co. ...................................................... 19,972 2,423
9,989
Consumer Staples (21.7%):
Altria Group, Inc. ....................................................... 78,199 4,585
Archer-Daniels-Midland Co. ............................................... 75,299 3,974
Conagra Brands, Inc. .................................................... 141,794 2,902
Dollar General Corp. .................................................... 24,316 2,781
General Mills, Inc. ...................................................... 68,919 3,571
Hormel Foods Corp. ..................................................... 142,727 4,317
Kenvue, Inc. .......................................................... 128,139 2,682
Keurig Dr. Pepper, Inc. ................................................... 135,354 4,475
Kimberly-Clark Corp. .................................................... 33,138 4,272
Molson Coors Beverage Co., Class B ......................................... 52,771 2,538
Mondelez International, Inc., Class A ......................................... 65,285 4,403
PepsiCo, Inc. .......................................................... 30,717 4,056
Philip Morris International, Inc. ............................................. 21,552 3,925
Sysco Corp. ........................................................... 55,060 4,170
Target Corp. .......................................................... 17,505 1,727
The Campbell's Company ................................................. 91,735 2,812
The Clorox Co. ........................................................ 25,630 3,077
The Coca-Cola Co. ...................................................... 75,725 5,358
The Hershey Co. ....................................................... 18,186 3,018
The Kraft Heinz Co. ..................................................... 134,282 3,467
Tyson Foods, Inc., Class A ................................................ 65,137 3,644
75,754
Energy (11.5%):
Chevron Corp. ......................................................... 26,308 3,767
ConocoPhillips Co. ..................................................... 34,815 3,124
Coterra Energy, Inc. ..................................................... 121,272 3,078
Devon Energy Corp. ..................................................... 77,956 2,480
EOG Resources, Inc. .................................................... 28,818 3,447
Exxon Mobil Corp. ..................................................... 37,255 4,016
Kinder Morgan, Inc. ..................................................... 129,044 3,794
ONEOK, Inc. .......................................................... 34,213 2,793
Ovintiv, Inc. .......................................................... 58,047 2,209
Phillips 66 Co. ......................................................... 23,851 2,845
Schlumberger NV ...................................................... 70,089 2,369
The Williams Cos., Inc. .................................................. 58,176 3,654
Valero Energy Corp. ..................................................... 20,381 2,739
40,315
Financials (18.6%):
Ally Financial, Inc. ...................................................... 63,478 2,472
Blue Owl Capital, Inc. ................................................... 108,116 2,077
Citigroup, Inc. ......................................................... 35,509 3,023
Citizens Financial Group, Inc. .............................................. 59,180 2,648
CME Group, Inc. ....................................................... 20,480 5,645
Fidelity National Financial, Inc. ............................................ 61,979 3,475
Fifth Third Bancorp ..................................................... 81,358 3,346
Huntington Bancshares, Inc. ............................................... 183,679 3,078
M&T Bank Corp. ....................................................... 16,186 3,140

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
28
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley ........................................................ 22,063 $ 3,108
Northern Trust Corp. .................................................... 32,390 4,107
Principal Financial Group, Inc. ............................................. 40,986 3,256
Prudential Financial, Inc. ................................................. 29,407 3,160
Regions Financial Corp. .................................................. 132,757 3,122
State Street Corp. ....................................................... 36,857 3,919
T. Rowe Price Group, Inc. ................................................. 34,953 3,373
The Carlyle Group, Inc. .................................................. 47,153 2,424
The PNC Financial Services Group, Inc. ...................................... 18,828 3,510
Truist Financial Corp. .................................................... 67,001 2,880
U.S. Bancorp .......................................................... 69,445 3,142
64,905
Health Care (7.6%):
AbbVie, Inc. .......................................................... 15,391 2,857
Amgen, Inc. ........................................................... 11,188 3,124
CVS Health Corp. ...................................................... 31,961 2,204
Gilead Sciences, Inc. .................................................... 29,163 3,233
Johnson & Johnson ..................................................... 31,101 4,751
Medtronic PLC ........................................................ 45,753 3,988
Merck & Co., Inc. ...................................................... 35,937 2,845
Pfizer, Inc. ............................................................ 147,655 3,579
26,581
Industrials (2.4%):
Lockheed Martin Corp. ................................................... 8,375 3,879
Stanley Black & Decker, Inc. .............................................. 30,288 2,052
United Parcel Service, Inc., Class B .......................................... 23,548 2,377
8,308
Information Technology (3.2%):
HP, Inc. .............................................................. 92,778 2,269
Microchip Technology, Inc. ................................................ 33,605 2,365
Seagate Technology Holdings PLC .......................................... 26,837 3,873
Texas Instruments, Inc. ................................................... 13,730 2,851
11,358
Materials (2.4%):
Dow, Inc. ............................................................ 94,520 2,503
International Paper Co. ................................................... 53,303 2,496
LyondellBasell Industries NV, Class A ........................................ 56,268 3,256
8,255
Utilities (24.9%):
Alliant Energy Corp. .................................................... 74,885 4,528
American Electric Power Co., Inc. ........................................... 44,601 4,628
CMS Energy Corp. ...................................................... 73,013 5,058
Consolidated Edison, Inc. ................................................. 46,812 4,698
Dominion Energy, Inc. ................................................... 68,900 3,894
DTE Energy Co. ....................................................... 36,383 4,819
Duke Energy Corp. ...................................................... 42,628 5,030
Edison International ..................................................... 51,203 2,642
Entergy Corp. ......................................................... 35,484 2,949
Evergy, Inc. ........................................................... 89,918 6,198
Eversource Energy ...................................................... 62,390 3,969
Exelon Corp. .......................................................... 105,595 4,585
FirstEnergy Corp. ....................................................... 112,699 4,537
NextEra Energy, Inc. .................................................... 44,640 3,099
PPL Corp. ............................................................ 149,411 5,064
Public Service Enterprise Group, Inc. ......................................... 48,208 4,058
Sempra .............................................................. 37,741 2,860
The Southern Co. ....................................................... 53,192 4,885
WEC Energy Group, Inc. ................................................. 49,190 5,126

Victory Portfolios II
VictoryShares US Large Cap High Div Volatility Wtd ETF
29
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 63,296 $ 4,311
86,938
Total Common Stocks (Cost $329,894)
a
a
a
346,813
Total Investments (Cost $329,894) — 99.3% 346,813
Other assets in excess of liabilities —  0.7% 2,604
NET ASSETS - 100.00% $ 349,417
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 9/19/25 $ 1,818,806 $ 1,876,126 $ 57,320
Total unrealized appreciation $ 57,320
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 57,320

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
30
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Banks (18.0%):
Associated Banc-Corp. ................................................... 100,168 $ 2,443
Atlantic Union Bankshares Corp. ............................................ 70,875 2,217
Bank of Hawaii Corp. .................................................... 38,585 2,606
Bank OZK ............................................................ 51,640 2,430
Columbia Banking System, Inc. ............................................ 88,309 2,065
CVB Financial Corp. .................................................... 118,668 2,348
First Bancorp .......................................................... 135,668 2,826
First Financial Bancorp ................................................... 95,701 2,322
First Hawaiian, Inc. ..................................................... 112,463 2,807
First Interstate BancSystem, Inc., Class A ...................................... 81,593 2,352
Fulton Financial Corp. ................................................... 126,274 2,278
Independent Bank Corp. .................................................. 34,730 2,184
Northwest Bancshares, Inc. ................................................ 230,608 2,947
Pacific Premier Bancorp, Inc. .............................................. 92,288 1,946
Provident Financial Services, Inc. ........................................... 134,361 2,355
Simmons First National Corp., Class A ....................................... 135,541 2,570
United Bankshares, Inc. .................................................. 78,998 2,878
Valley National Bancorp .................................................. 234,061 2,090
WaFd, Inc. ............................................................ 90,641 2,654
WesBanco, Inc. ........................................................ 77,671 2,457
48,775
Capital Markets (2.7%):
Artisan Partners Asset Management, Inc., Class A ................................ 71,981 3,191
Lazard, Inc. ........................................................... 42,596 2,044
Moelis & Co., Class A ................................................... 32,390 2,018
7,253
Communication Services (3.1%):
John Wiley & Sons, Inc., Class A ............................................ 72,014 3,214
Nexstar Media Group, Inc. ................................................ 15,954 2,759
TEGNA, Inc. .......................................................... 147,912 2,479
8,452
Consumer Discretionary (11.7%):
American Eagle Outfitters, Inc. ............................................. 159,749 1,537
Brunswick Corp. ....................................................... 42,571 2,352
Harley-Davidson, Inc. ................................................... 103,830 2,450
Kontoor Brands, Inc. .................................................... 35,571 2,347
LCI Industries ......................................................... 23,048 2,102
Levi Strauss & Co., Class A ............................................... 137,615 2,544
Macy's, Inc. ........................................................... 137,048 1,598
Marriott Vacations Worldwide Corp. ......................................... 28,554 2,065
Polaris, Inc. ........................................................... 47,648 1,937
Steven Madden Ltd. ..................................................... 90,877 2,179
Strategic Education, Inc. .................................................. 29,894 2,545
The Buckle, Inc. ........................................................ 69,868 3,168
The Wendy's Co. ....................................................... 198,209 2,264
Travel + Leisure Co. ..................................................... 52,628 2,716
31,804
Consumer Finance (1.0%):
OneMain Holdings, Inc. .................................................. 46,840 2,670
Consumer Staples (5.1%):
Cal-Maine Foods, Inc. ................................................... 28,405 2,830
Energizer Holdings, Inc. .................................................. 113,577 2,289
Flowers Foods, Inc. ..................................................... 248,359 3,969
Reynolds Consumer Products, Inc. .......................................... 157,096 3,365
WK Kellogg Co.(a) ..................................................... 94,475 1,506
13,959
Electric Utilities (6.4%):
IDACORP, Inc. ........................................................ 43,641 5,038

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
31
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Otter Tail Corp. ........................................................ 38,533 $ 2,971
Portland General Electric Co. .............................................. 110,607 4,494
TXNM Energy, Inc. ..................................................... 87,033 4,902
17,405
Energy (10.0%):
Archrock, Inc. ......................................................... 81,010 2,012
Atlas Energy Solutions, Inc.(a) ............................................. 106,195 1,420
California Resources Corp. ................................................ 54,831 2,504
Helmerich & Payne, Inc. .................................................. 75,151 1,139
International Seaways, Inc. ................................................ 70,403 2,568
Kinetik Holdings, Inc. ................................................... 45,832 2,019
Kodiak Gas Services, Inc. ................................................. 47,952 1,643
Magnolia Oil & Gas Corp., Class A .......................................... 123,780 2,783
Murphy Oil Corp. ...................................................... 105,667 2,378
Northern Oil & Gas, Inc. .................................................. 76,489 2,169
Sitio Royalties Corp., Class A .............................................. 148,385 2,727
SM Energy Co. ........................................................ 63,472 1,568
Viper Energy, Inc. ...................................................... 57,521 2,193
27,123
Financial Services (1.6%):
The Western Union Co. ................................................... 336,268 2,831
UWM Holdings Corp. ................................................... 345,403 1,430
4,261
Gas Utilities (8.7%):
New Jersey Resources Corp. ............................................... 96,926 4,344
Northwest Natural Holding Co. ............................................. 105,050 4,173
ONE Gas, Inc. ......................................................... 57,258 4,115
Southwest Gas Holdings, Inc. .............................................. 51,151 3,805
Spire, Inc. ............................................................ 52,488 3,831
UGI Corp. ............................................................ 90,095 3,281
23,549
Health Care (1.3%):
Organon & Co. ........................................................ 153,659 1,487
Select Medical Holdings Corp. ............................................. 128,724 1,954
3,441
Independent Power and Renewable Electricity Producers (1.2%):
Clearway Energy, Inc., Class C ............................................. 104,002 3,328
Industrials (7.3%):
Concentrix Corp. ....................................................... 41,543 2,196
HNI Corp. ............................................................ 65,138 3,203
Insperity, Inc. .......................................................... 24,993 1,503
Kennametal, Inc. ....................................................... 121,494 2,789
ManpowerGroup, Inc. ................................................... 51,478 2,080
MDU Resources Group, Inc. ............................................... 180,067 3,002
MSC Industrial Direct Co., Inc. ............................................. 34,720 2,952
Trinity Industries, Inc. ................................................... 79,048 2,135
19,860
Information Technology (1.3%):
Avnet, Inc. ............................................................ 68,701 3,647
Insurance (2.2%):
First American Financial Corp. ............................................. 62,600 3,843
Lincoln National Corp. ................................................... 63,825 2,208
6,051
Materials (8.2%):
Avient Corp. .......................................................... 64,514 2,085
Greif, Inc., Class A ...................................................... 53,465 3,475
Olin Corp. ............................................................ 95,370 1,916
Sealed Air Corp. ....................................................... 95,609 2,967
Sensient Technologies Corp. ............................................... 50,595 4,985

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF
32
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Sonoco Products Co. .................................................... 89,103 $ 3,881
Sylvamo Corp. ......................................................... 32,021 1,604
The Chemours Co. ...................................................... 117,766 1,348
22,261
Mortgage Real Estate Investment Trusts (REITs) (0.8%):
HA Sustainable Infrastructure Capital, Inc. ..................................... 79,702 2,141
Multi-Utilities (4.5%):
Avista Corp. .......................................................... 104,760 3,976
Black Hills Corp. ....................................................... 76,730 4,304
Northwestern Energy Group, Inc. ........................................... 76,594 3,929
12,209
Water Utilities (4.2%):
American States Water Co. ................................................ 54,264 4,160
California Water Service Group ............................................. 86,133 3,917
H2O America ......................................................... 65,042 3,380
11,457
Total Common Stocks (Cost $278,617)
a
a
a
269,646
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(b) ........ 674,883 675
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(b) ............ 674,883 675
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(b) ............... 674,883 675
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(b) . 674,883 675
Total Collateral for Securities Loaned (Cost $2,700)
a
a
a
2,700
Total Investments (Cost $281,317) — 100.3% 272,346
Liabilities in excess of other assets —  (0.3)% (812)
NET ASSETS - 100.00% $ 271,534
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2025.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 14 9/19/25 $ 1,492,824 $ 1,534,190 $ 41,366
Total unrealized appreciation $ 41,366
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 41,366

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Dividend Accelerator ETF
33
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Beverages (5.8%):
Brown-Forman Corp. , Class B ............................................. 148,613 $ 3,999
Constellation Brands, Inc. , Class A .......................................... 9,151 1,489
PepsiCo, Inc. .......................................................... 35,349 4,667
The Coca-Cola Co. ...................................................... 51,405 3,637
13,792
Consumer Discretionary (5.7%):
Dick's Sporting Goods, Inc. ................................................ 8,912 1,763
Genuine Parts Co. ...................................................... 38,218 4,636
Lowe's Cos., Inc. ....................................................... 9,778 2,169
McDonald's Corp. ...................................................... 11,159 3,260
Williams-Sonoma, Inc. ................................................... 10,397 1,699
13,527
Consumer Staples Distribution & Retail (6.9%):
Sysco Corp. ........................................................... 45,550 3,450
Target Corp. .......................................................... 57,482 5,671
The Kroger Co. ........................................................ 61,650 4,422
Walmart, Inc. .......................................................... 29,090 2,844
16,387
Energy (3.4%):
Chevron Corp. ......................................................... 30,524 4,371
Exxon Mobil Corp. ..................................................... 34,375 3,705
8,076
Financials (22.6%):
Aflac, Inc. ............................................................ 25,718 2,712
American Financial Group, Inc. ............................................. 21,152 2,670
Ameriprise Financial, Inc. ................................................. 4,803 2,563
Brown & Brown, Inc. .................................................... 10,963 1,215
Chubb Ltd. ........................................................... 5,670 1,643
Cincinnati Financial Corp. ................................................ 17,087 2,545
Commerce Bancshares, Inc. ............................................... 44,973 2,796
First Citizens Bancshares, Inc. , Class A ....................................... 602 1,178
Franklin Resources, Inc. .................................................. 447,677 10,677
Marsh & McLennan Cos., Inc. ............................................. 8,234 1,800
Mastercard, Inc. , Class A ................................................. 3,076 1,729
Old Republic International Corp. ............................................ 87,329 3,357
S&P Global, Inc. ....................................................... 3,471 1,830
SEI Investments Co. ..................................................... 40,655 3,653
T. Rowe Price Group, Inc. ................................................. 87,469 8,441
The Travelers Cos., Inc. .................................................. 12,315 3,295
Visa, Inc. , Class A ...................................................... 5,141 1,825
53,929
Food Products (6.8%):
Archer-Daniels-Midland Co. ............................................... 118,894 6,276
Hormel Foods Corp. ..................................................... 229,924 6,955
McCormick & Co., Inc. .................................................. 39,688 3,009
16,240
Health Care (7.0%):
Becton Dickinson & Co. .................................................. 8,817 1,519
Cardinal Health, Inc. .................................................... 11,791 1,981
Eli Lilly & Co. ......................................................... 1,797 1,401
Johnson & Johnson ..................................................... 24,716 3,775
McKesson Corp. ....................................................... 1,693 1,241
Medtronic PLC ........................................................ 59,607 5,196
STERIS PLC .......................................................... 7,008 1,683
16,796
Household Products (6.4%):
Colgate-Palmolive Co. ................................................... 40,869 3,715
Kimberly-Clark Corp. .................................................... 38,068 4,908

Victory Portfolios II
VictoryShares Dividend Accelerator ETF
34
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Clorox Co. ........................................................ 30,134 $ 3,618
The Procter & Gamble Co. ................................................ 19,062 3,037
15,278
Industrials (14.6%):
Advanced Drainage Systems, Inc. ........................................... 10,687 1,228
Carlisle Cos., Inc. ....................................................... 4,780 1,785
Caterpillar, Inc. ........................................................ 5,699 2,212
Cummins, Inc. ......................................................... 7,870 2,578
Dover Corp. ........................................................... 11,086 2,031
Emerson Electric Co. .................................................... 36,487 4,865
Illinois Tool Works, Inc. .................................................. 15,467 3,824
Nordson Corp. ......................................................... 11,372 2,438
Owens Corning ........................................................ 10,590 1,456
Parker-Hannifin Corp. ................................................... 3,286 2,295
Stanley Black & Decker, Inc. .............................................. 73,797 5,000
Union Pacific Corp. ..................................................... 15,439 3,552
W.W. Grainger, Inc. ..................................................... 1,521 1,582
34,846
Information Technology (4.2%):
Lam Research Corp. ..................................................... 23,375 2,275
Microsoft Corp. ........................................................ 3,932 1,956
Monolithic Power Systems, Inc. ............................................ 2,074 1,517
Oracle Corp. .......................................................... 19,809 4,331
10,079
Materials (8.0%):
Air Products and Chemicals, Inc. ............................................ 10,304 2,906
Ecolab, Inc. ........................................................... 9,108 2,454
Linde PLC ............................................................ 3,482 1,634
Martin Marietta Materials, Inc. ............................................. 3,129 1,718
Nucor Corp. ........................................................... 16,506 2,138
PPG Industries, Inc. ..................................................... 36,999 4,209
RPM International, Inc. .................................................. 19,111 2,099
The Sherwin-Williams Co. ................................................ 5,484 1,883
19,041
Tobacco (3.5%):
Altria Group, Inc. ....................................................... 140,882 8,260
Utilities (4.4%):
Atmos Energy Corp. ..................................................... 17,454 2,690
Consolidated Edison, Inc. ................................................. 40,845 4,099
OGE Energy Corp. ...................................................... 81,108 3,599
10,388
Total Common Stocks (Cost $226,611)
a
a
a
236,639
Total Investments (Cost $226,611) — 99.3% 236,639
Other assets in excess of liabilities —  0.7% 1,580
NET ASSETS - 100.00% $ 238,219
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 4 9/19/25 $ 1,218,669 $ 1,250,750 $ 32,081
Total unrealized appreciation $ 32,081
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 32,081

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
35
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (8.6%):
Alphabet, Inc., Class A ................................................... 34,609 $ 6,099
Comcast Corp., Class A .................................................. 8,506 303
Electronic Arts, Inc. ..................................................... 19,579 3,127
9,529
Consumer Discretionary (3.4%):
Aptiv PLC(a) .......................................................... 4,570 312
Best Buy Co., Inc. ...................................................... 4,823 324
General Motors Co. ..................................................... 6,473 318
LKQ Corp. ........................................................... 15,532 575
Murphy USA, Inc. ...................................................... 1,908 776
Ralph Lauren Corp. ..................................................... 4,258 1,168
The TJX Cos., Inc. ...................................................... 2,628 324
3,797
Consumer Staples (13.2%):
Altria Group, Inc. ....................................................... 49,544 2,905
Colgate-Palmolive Co. ................................................... 4,273 388
The Hershey Co. ....................................................... 14,337 2,379
The Kroger Co. ........................................................ 6,226 447
The Procter & Gamble Co. ................................................ 24,470 3,899
Walmart, Inc. .......................................................... 47,724 4,666
14,684
Energy (6.1%):
EOG Resources, Inc. .................................................... 26,827 3,209
Exxon Mobil Corp. ..................................................... 33,379 3,598
6,807
Financials (10.3%):
Aflac, Inc. ............................................................ 29,799 3,143
American International Group, Inc. .......................................... 8,390 718
Axis Capital Holdings Ltd. ................................................ 5,921 615
Capital One Financial Corp. ............................................... 1,515 322
Cincinnati Financial Corp. ................................................ 12,321 1,835
MetLife, Inc. .......................................................... 3,378 272
PayPal Holdings, Inc.(a) .................................................. 4,168 310
Primerica, Inc. ......................................................... 1,258 344
T. Rowe Price Group, Inc. ................................................. 2,949 285
The Allstate Corp. ...................................................... 16,553 3,332
The Hartford Insurance Group, Inc. .......................................... 2,195 278
11,454
Health Care (14.5%):
AbbVie, Inc. .......................................................... 19,596 3,637
Amgen, Inc. ........................................................... 867 242
Exelixis, Inc.(a) ........................................................ 8,192 361
Gilead Sciences, Inc. .................................................... 4,432 491
Johnson & Johnson ..................................................... 25,139 3,840
Merck & Co., Inc. ...................................................... 42,251 3,345
Tenet Healthcare Corp.(a) ................................................. 2,024 356
The Cigna Group ....................................................... 10,683 3,532
United Therapeutics Corp.(a) .............................................. 879 253
16,057
Industrials (16.2%):
Automatic Data Processing, Inc. ............................................ 10,861 3,350
CSX Corp. ............................................................ 9,880 322
General Dynamics Corp. .................................................. 8,642 2,521
Lockheed Martin Corp. ................................................... 7,919 3,668
Mueller Industries, Inc. ................................................... 3,891 309
Northrop Grumman Corp. ................................................. 5,678 2,839
Republic Services, Inc. ................................................... 14,134 3,486
Snap-on, Inc. .......................................................... 804 250

Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF
36
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The Toro Co. .......................................................... 3,728 $ 263
Trane Technologies PLC .................................................. 808 353
Watsco, Inc. ........................................................... 532 235
Westinghouse Air Brake Technologies Corp. .................................... 1,502 314
17,910
Information Technology (24.7%):
Adobe, Inc.(a) ......................................................... 8,118 3,140
Apple, Inc. ........................................................... 48,872 10,027
Cognizant Technology Solutions Corp., Class A ................................. 36,021 2,811
NetApp, Inc. .......................................................... 19,956 2,126
QUALCOMM, Inc. ..................................................... 16,029 2,553
Salesforce, Inc. ........................................................ 12,336 3,364
TE Connectivity PLC .................................................... 20,150 3,399
27,420
Materials (1.9%):
AptarGroup, Inc. ....................................................... 3,487 546
Crown Holdings, Inc. .................................................... 9,597 988
Packaging Corp. of America ............................................... 2,834 534
2,068
Real Estate (0.6%):
Lamar Advertising Co., Class A ............................................. 2,387 290
Simon Property Group, Inc. ............................................... 2,127 342
632
Total Common Stocks (Cost $101,783)
a
a
a
110,358
Total Investments (Cost $101,783) — 99.5% 110,358
Other assets in excess of liabilities —  0.5% 535
NET ASSETS - 100.00% $ 110,893
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 9/19/25 $ 301,637 $ 312,688 $ 11,051
Total unrealized appreciation $ 11,051
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,051

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
37
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (3.6%):
Alphabet, Inc., Class A ................................................... 4,567 $ 805
AT&T, Inc. ........................................................... 37,922 1,097
Charter Communications, Inc., Class A(a) ..................................... 1,531 626
Comcast Corp., Class A .................................................. 22,311 796
Electronic Arts, Inc. ..................................................... 5,899 942
Fox Corp., Class A ...................................................... 18,339 1,028
Live Nation Entertainment, Inc.(a) ........................................... 6,363 963
Meta Platforms, Inc., Class A .............................................. 1,135 838
Netflix, Inc.(a) ......................................................... 778 1,042
News Corp., Class A ..................................................... 37,469 1,113
Omnicom Group, Inc. .................................................... 10,765 774
Pinterest, Inc., Class A(a) ................................................. 13,245 475
Ralliant Corp.(a) ....................................................... 4,195 203
The Trade Desk, Inc., Class A(a) ............................................ 5,643 406
The Walt Disney Co. .................................................... 9,125 1,132
T-Mobile US, Inc. ...................................................... 3,541 844
Verizon Communications, Inc. .............................................. 24,942 1,079
Warner Music Group Corp., Class A ......................................... 26,132 712
14,875
Consumer Discretionary (9.2%):
Airbnb, Inc., Class A(a) .................................................. 4,106 543
Amazon.com, Inc.(a) .................................................... 3,518 772
Aptiv PLC(a) .......................................................... 9,092 620
AutoZone, Inc.(a) ....................................................... 313 1,162
Best Buy Co., Inc. ...................................................... 7,890 530
Booking Holdings, Inc. ................................................... 169 978
Burlington Stores, Inc.(a) ................................................. 3,071 714
CarMax, Inc.(a) ........................................................ 8,599 578
Carvana Co.(a) ......................................................... 1,534 517
Chewy, Inc., Class A(a) .................................................. 11,798 503
Chipotle Mexican Grill, Inc.(a) ............................................. 12,345 693
Coupang, Inc.(a) ....................................................... 27,019 810
D.R. Horton, Inc. ....................................................... 5,131 661
Darden Restaurants, Inc. .................................................. 3,560 776
Deckers Outdoor Corp.(a) ................................................. 3,658 377
Dick's Sporting Goods, Inc. ................................................ 2,774 549
Domino's Pizza, Inc. ..................................................... 1,451 654
DoorDash, Inc., Class A(a) ................................................ 3,588 884
Duolingo, Inc.(a) ....................................................... 1,403 575
Dutch Bros, Inc., Class A(a) ............................................... 4,224 289
eBay, Inc. ............................................................ 12,015 895
Expedia Group, Inc. ..................................................... 2,953 498
Ford Motor Co. ........................................................ 61,475 667
Garmin Ltd. ........................................................... 2,536 529
General Motors Co. ..................................................... 12,339 607
Genuine Parts Co. ...................................................... 5,206 632
Hilton Worldwide Holdings, Inc. ............................................ 4,157 1,107
Hyatt Hotels Corp., Class A ................................................ 5,120 715
Las Vegas Sands Corp. ................................................... 14,957 651
Lennar Corp., Class A .................................................... 5,831 645
Lowe's Cos., Inc. ....................................................... 3,837 851
Marriott International, Inc., Class A .......................................... 3,432 938
McDonald's Corp. ...................................................... 3,834 1,120
NIKE, Inc., Class B ..................................................... 7,497 533
NVR, Inc.(a) .......................................................... 126 931
O'Reilly Automotive, Inc.(a) ............................................... 12,480 1,125
Pool Corp. ............................................................ 2,048 597
PulteGroup, Inc. ........................................................ 6,544 690
Ralph Lauren Corp. ..................................................... 2,549 699
Ross Stores, Inc. ....................................................... 7,313 933
Royal Caribbean Cruises Ltd. .............................................. 2,314 725

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
38
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Service Corp. International ................................................ 11,443 $ 931
Somnigroup International, Inc. ............................................. 10,670 726
Starbucks Corp. ........................................................ 4,898 449
Tapestry, Inc. .......................................................... 6,580 578
Tesla, Inc.(a) .......................................................... 1,109 352
Texas Roadhouse, Inc. ................................................... 4,811 902
The Home Depot, Inc. ................................................... 2,613 958
The TJX Cos., Inc. ...................................................... 10,713 1,323
Tractor Supply Co. ...................................................... 14,782 780
Ulta Beauty, Inc.(a) ..................................................... 1,715 802
Williams-Sonoma, Inc. ................................................... 2,156 352
Yum! Brands, Inc. ...................................................... 6,758 1,001
38,427
Consumer Staples (8.3%):
Altria Group, Inc. ....................................................... 20,307 1,191
Archer-Daniels-Midland Co. ............................................... 19,582 1,033
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 8,266 891
Brown-Forman Corp., Class B ............................................. 23,755 639
Casey's General Stores, Inc. ............................................... 1,689 862
Church & Dwight Co., Inc. ................................................ 10,443 1,004
Coca-Cola Consolidated, Inc. .............................................. 5,320 594
Colgate-Palmolive Co. ................................................... 13,045 1,186
Conagra Brands, Inc. .................................................... 36,901 755
Constellation Brands, Inc., Class A .......................................... 4,130 672
Costco Wholesale Corp. .................................................. 1,090 1,079
Dollar General Corp. .................................................... 6,335 725
General Mills, Inc. ...................................................... 17,917 928
Hormel Foods Corp. ..................................................... 37,076 1,121
Kenvue, Inc. .......................................................... 33,376 699
Keurig Dr. Pepper, Inc. ................................................... 35,158 1,162
Kimberly-Clark Corp. .................................................... 8,606 1,109
McCormick & Co., Inc. .................................................. 13,338 1,011
Molson Coors Beverage Co., Class B ......................................... 13,747 661
Mondelez International, Inc., Class A ......................................... 16,960 1,144
Monster Beverage Corp.(a) ................................................ 15,231 954
PepsiCo, Inc. .......................................................... 7,983 1,054
Performance Food Group Co.(a) ............................................ 10,085 882
Philip Morris International, Inc. ............................................. 5,601 1,020
Sprouts Farmers Market, Inc.(a) ............................................ 3,760 619
Sysco Corp. ........................................................... 14,308 1,084
Target Corp. .......................................................... 4,582 452
The Campbell's Company ................................................. 23,873 732
The Clorox Co. ........................................................ 6,668 801
The Coca-Cola Co. ...................................................... 19,654 1,390
The Hershey Co. ....................................................... 4,737 786
The Kraft Heinz Co. ..................................................... 34,920 902
The Kroger Co. ........................................................ 15,277 1,096
The Procter & Gamble Co. ................................................ 7,090 1,130
Tyson Foods, Inc., Class A ................................................ 16,906 946
U.S. Foods Holding Corp.(a) ............................................... 14,100 1,086
Walmart, Inc. .......................................................... 10,942 1,070
34,470
Energy (4.3%):
Antero Resources Corp.(a) ................................................ 14,822 597
Baker Hughes Co. ...................................................... 16,375 628
Cheniere Energy, Inc. .................................................... 3,724 907
Chevron Corp. ......................................................... 6,842 980
ConocoPhillips Co. ..................................................... 9,064 813
Coterra Energy, Inc. ..................................................... 31,566 801
Devon Energy Corp. ..................................................... 20,321 646
Diamondback Energy, Inc. ................................................ 4,647 639
EOG Resources, Inc. .................................................... 7,498 897

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
39
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
EQT Corp. ............................................................ 12,900 $ 752
Exxon Mobil Corp. ..................................................... 9,683 1,044
Halliburton Co. ........................................................ 27,819 567
Kinder Morgan, Inc. ..................................................... 33,554 987
Marathon Petroleum Corp. ................................................ 4,766 792
Occidental Petroleum Corp. ............................................... 18,322 770
ONEOK, Inc. .......................................................... 8,911 727
Ovintiv, Inc. .......................................................... 15,150 576
Permian Resources Corp. ................................................. 49,634 676
Phillips 66 Co. ......................................................... 6,214 741
Schlumberger NV ...................................................... 18,280 618
Targa Resources Corp. ................................................... 3,873 674
Texas Pacific Land Corp. ................................................. 331 350
The Williams Cos., Inc. .................................................. 15,131 950
Valero Energy Corp. ..................................................... 5,312 714
17,846
Financials (19.0%):
Aflac, Inc. ............................................................ 9,941 1,048
Ally Financial, Inc. ...................................................... 16,560 645
American Express Co. ................................................... 2,901 925
American International Group, Inc. .......................................... 11,757 1,006
Ameriprise Financial, Inc. ................................................. 1,669 891
Aon PLC, Class A ...................................................... 2,884 1,029
Apollo Global Management, Inc. ............................................ 4,261 605
Arch Capital Group Ltd. .................................................. 9,459 861
Ares Management Corp., Class A ........................................... 4,425 766
Arthur J. Gallagher & Co. ................................................. 3,453 1,105
Bank of America Corp. ................................................... 20,107 951
Berkshire Hathaway, Inc., Class B(a) ......................................... 2,537 1,232
Blackrock, Inc. ........................................................ 1,100 1,154
Blackstone, Inc. ........................................................ 4,683 701
Block, Inc.(a) .......................................................... 7,048 479
Blue Owl Capital, Inc. ................................................... 28,232 542
Brown & Brown, Inc. .................................................... 10,094 1,119
Capital One Financial Corp. ............................................... 3,234 688
Cboe Global Markets, Inc. ................................................ 4,806 1,121
Chubb Ltd. ........................................................... 4,191 1,214
Cincinnati Financial Corp. ................................................ 6,448 960
Citigroup, Inc. ......................................................... 9,250 787
Citizens Financial Group, Inc. .............................................. 15,431 691
CME Group, Inc. ....................................................... 5,317 1,466
Coinbase Global, Inc., Class A(a) ........................................... 1,213 425
Corebridge Financial, Inc. ................................................. 20,451 726
East West Bancorp, Inc. .................................................. 7,612 769
Equitable Holdings, Inc. .................................................. 13,187 740
Erie Indemnity Co., Class A ............................................... 1,689 586
Everest Group Ltd. ...................................................... 2,470 839
FactSet Research Systems, Inc. ............................................. 2,440 1,091
Fidelity National Financial, Inc. ............................................ 16,122 904
Fidelity National Information Services, Inc. .................................... 13,528 1,101
Fifth Third Bancorp ..................................................... 21,172 871
First Citizens Bancshares, Inc., Class A ....................................... 290 567
Fiserv, Inc.(a) .......................................................... 4,634 799
Global Payments, Inc. .................................................... 7,137 571
Houlihan Lokey, Inc. .................................................... 4,815 866
Huntington Bancshares, Inc. ............................................... 47,823 802
Interactive Brokers Group, Inc. ............................................. 12,660 702
Intercontinental Exchange, Inc. ............................................. 7,512 1,378
Jack Henry & Associates, Inc. .............................................. 7,500 1,351
Jefferies Financial Group, Inc. .............................................. 10,389 568
JPMorgan Chase & Co. .................................................. 3,274 949
KKR & Co., Inc. ....................................................... 4,819 641
Loews Corp. .......................................................... 13,505 1,238

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
40
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
LPL Financial Holdings, Inc. ............................................... 1,667 $ 625
M&T Bank Corp. ....................................................... 4,214 818
Markel Group, Inc.(a) .................................................... 502 1,003
Marsh & McLennan Cos., Inc. ............................................. 6,508 1,423
Mastercard, Inc., Class A ................................................. 2,210 1,242
MetLife, Inc. .......................................................... 10,953 881
Moody's Corp. ......................................................... 2,149 1,078
Morgan Stanley ........................................................ 5,745 809
Morningstar, Inc. ....................................................... 3,427 1,076
MSCI, Inc. ........................................................... 1,691 975
Nasdaq, Inc. .......................................................... 14,100 1,261
Northern Trust Corp. .................................................... 8,424 1,068
PayPal Holdings, Inc.(a) .................................................. 8,770 652
Principal Financial Group, Inc. ............................................. 10,667 847
Prudential Financial, Inc. ................................................. 7,655 822
Raymond James Financial, Inc. ............................................. 5,268 808
Regions Financial Corp. .................................................. 34,570 813
Reinsurance Group of America, Inc. ......................................... 3,891 772
RenaissanceRe Holdings Ltd. .............................................. 3,335 810
Robinhood Markets, Inc., Class A(a) ......................................... 6,610 619
Rocket Cos., Inc., Class A(b) ............................................... 32,705 464
Ryan Specialty Holdings, Inc. .............................................. 10,903 741
S&P Global, Inc. ....................................................... 2,423 1,278
SoFi Technologies, Inc.(a) ................................................. 28,190 513
State Street Corp. ....................................................... 9,583 1,019
Synchrony Financial ..................................................... 9,350 624
T. Rowe Price Group, Inc. ................................................. 9,093 878
The Allstate Corp. ...................................................... 4,535 913
The Bank of New York Mellon Corp. ......................................... 11,981 1,092
The Carlyle Group, Inc. .................................................. 12,308 633
The Charles Schwab Corp. ................................................ 9,910 904
The Goldman Sachs Group, Inc. ............................................ 1,203 851
The Hartford Insurance Group, Inc. .......................................... 8,465 1,074
The PNC Financial Services Group, Inc. ...................................... 4,898 913
The Progressive Corp. ................................................... 3,486 930
The Travelers Cos., Inc. .................................................. 3,340 894
Tradeweb Markets, Inc., Class A ............................................ 7,654 1,121
Truist Financial Corp. .................................................... 17,457 751
U.S. Bancorp .......................................................... 18,076 818
Unum Group .......................................................... 11,597 937
Visa, Inc., Class A ...................................................... 3,296 1,170
W.R. Berkley Corp. ..................................................... 15,524 1,141
Wells Fargo & Co. ...................................................... 8,827 707
79,238
Health Care (11.2%):
Abbott Laboratories ..................................................... 8,052 1,095
AbbVie, Inc. .......................................................... 4,008 744
Agilent Technologies, Inc. ................................................. 7,004 827
Align Technology, Inc.(a) ................................................. 3,092 585
Amgen, Inc. ........................................................... 2,911 813
Avantor, Inc.(a) ........................................................ 38,221 515
Becton Dickinson & Co. .................................................. 5,024 865
Biogen, Inc.(a) ......................................................... 6,371 800
BioMarin Pharmaceutical, Inc.(a) ........................................... 9,226 507
Boston Scientific Corp.(a) ................................................. 12,134 1,303
Cardinal Health, Inc. .................................................... 8,162 1,371
Cencora, Inc. .......................................................... 4,648 1,394
Centene Corp.(a) ....................................................... 10,997 597
CVS Health Corp. ...................................................... 8,349 576
Danaher Corp. ......................................................... 4,289 847
DaVita, Inc.(a) ......................................................... 4,785 682
Dexcom, Inc.(a) ........................................................ 4,163 363
Doximity, Inc., Class A(a) ................................................. 3,719 228

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
41
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Edwards Lifesciences Corp.(a) ............................................. 6,744 $ 527
Elevance Health, Inc. .................................................... 2,068 804
Eli Lilly & Co. ......................................................... 737 575
GE HealthCare Technologies, Inc. ........................................... 10,676 791
Gilead Sciences, Inc. .................................................... 7,588 841
Globus Medical, Inc.(a) .................................................. 10,885 642
HCA Healthcare, Inc. .................................................... 2,558 980
Hologic, Inc.(a) ........................................................ 15,872 1,034
Humana, Inc. .......................................................... 1,901 465
IDEXX Laboratories, Inc.(a) ............................................... 1,730 928
Incyte Corp.(a) ......................................................... 8,904 606
Insulet Corp.(a) ........................................................ 2,538 797
Intuitive Surgical, Inc.(a) ................................................. 1,368 743
IQVIA Holdings, Inc.(a) .................................................. 4,004 631
Johnson & Johnson ..................................................... 8,076 1,234
Labcorp Holdings, Inc. ................................................... 3,968 1,042
McKesson Corp. ....................................................... 1,170 857
Medtronic PLC ........................................................ 11,890 1,037
Merck & Co., Inc. ...................................................... 9,359 741
Mettler-Toledo International, Inc.(a) ......................................... 632 742
Molina Healthcare, Inc.(a) ................................................ 1,544 460
Neurocrine Biosciences, Inc.(a) ............................................. 4,511 567
Pfizer, Inc. ............................................................ 38,404 931
Quest Diagnostics, Inc. ................................................... 6,057 1,088
Regeneron Pharmaceuticals, Inc. ............................................ 1,182 621
ResMed, Inc. .......................................................... 2,810 725
Revvity, Inc. .......................................................... 6,640 642
Solventum Corp.(a) ..................................................... 9,123 692
STERIS PLC .......................................................... 5,206 1,251
Stryker Corp. .......................................................... 2,970 1,175
Tenet Healthcare Corp.(a) ................................................. 4,327 762
The Cigna Group ....................................................... 2,523 834
The Cooper Cos., Inc.(a) .................................................. 9,938 707
Thermo Fisher Scientific, Inc. .............................................. 1,876 761
United Therapeutics Corp.(a) .............................................. 2,152 618
UnitedHealth Group, Inc. ................................................. 1,516 473
Universal Health Services, Inc., Class B ....................................... 3,970 719
Veeva Systems, Inc., Class A(a) ............................................. 3,256 938
Waters Corp.(a) ........................................................ 1,637 571
West Pharmaceutical Services, Inc. .......................................... 1,562 342
Zimmer Biomet Holdings, Inc. ............................................. 9,184 838
Zoetis, Inc. ........................................................... 5,678 886
46,730
Industrials (18.7%):
3M Co. .............................................................. 4,210 641
AECOM ............................................................. 9,011 1,017
Amentum Holdings, Inc.(a) ................................................ 491 12
AMETEK, Inc. ........................................................ 5,077 919
Automatic Data Processing, Inc. ............................................ 4,553 1,404
Axon Enterprise, Inc.(a) .................................................. 715 592
Booz Allen Hamilton Holding Corp. ......................................... 6,168 642
Broadridge Financial Solutions, Inc. ......................................... 5,307 1,290
Builders FirstSource, Inc.(a) ............................................... 3,931 459
C.H. Robinson Worldwide, Inc. ............................................. 7,704 739
Carlisle Cos., Inc. ....................................................... 2,136 798
Carrier Global Corp. ..................................................... 11,920 872
Caterpillar, Inc. ........................................................ 2,357 915
Cintas Corp. .......................................................... 4,495 1,002
Clean Harbors, Inc.(a) ................................................... 3,583 828
Comfort Systems USA, Inc. ............................................... 1,052 564
Copart, Inc.(a) ......................................................... 16,540 812
CSX Corp. ............................................................ 28,550 932
Cummins, Inc. ......................................................... 2,305 755

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
42
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Curtiss-Wright Corp. .................................................... 2,154 $ 1,052
Deere & Co. .......................................................... 1,733 881
Delta Air Lines, Inc. ..................................................... 10,106 497
Dover Corp. ........................................................... 5,016 919
Eaton Corp. PLC ....................................................... 2,139 764
EMCOR Group, Inc. .................................................... 1,280 685
Emerson Electric Co. .................................................... 6,685 891
Equifax, Inc. .......................................................... 3,213 833
Expeditors International of Washington, Inc. .................................... 9,641 1,102
Fastenal Co. ........................................................... 25,278 1,062
FedEx Corp. .......................................................... 2,460 559
Fortive Corp. .......................................................... 12,585 656
GE Vernova, Inc. ....................................................... 1,204 637
General Dynamics Corp. .................................................. 4,407 1,285
General Electric Co. ..................................................... 3,415 879
Graco, Inc. ........................................................... 13,196 1,134
HEICO Corp. .......................................................... 2,877 944
Honeywell International, Inc. .............................................. 5,073 1,181
Howmet Aerospace, Inc. .................................................. 4,613 859
Hubbell, Inc. .......................................................... 1,889 772
IDEX Corp. ........................................................... 4,484 787
Illinois Tool Works, Inc. .................................................. 4,953 1,225
Ingersoll Rand, Inc. ..................................................... 9,108 758
ITT, Inc. ............................................................. 5,833 915
J.B. Hunt Transport Services, Inc. ........................................... 4,940 709
Jacobs Solutions, Inc. .................................................... 8,079 1,062
Johnson Controls International PLC .......................................... 9,012 952
L3Harris Technologies, Inc. ............................................... 5,075 1,273
Leidos Holdings, Inc. .................................................... 5,470 863
Lennox International, Inc. ................................................. 1,216 697
Lincoln Electric Holdings, Inc. ............................................. 3,542 734
Lockheed Martin Corp. ................................................... 2,175 1,007
Masco Corp. .......................................................... 11,888 765
Nordson Corp. ......................................................... 4,599 986
Norfolk Southern Corp. .................................................. 3,197 818
Northrop Grumman Corp. ................................................. 2,354 1,177
Old Dominion Freight Line, Inc. ............................................ 3,693 599
Otis Worldwide Corp. .................................................... 11,792 1,168
Owens Corning ........................................................ 4,542 625
PACCAR, Inc. ......................................................... 7,529 716
Parker-Hannifin Corp. ................................................... 1,175 821
Paychex, Inc. .......................................................... 7,284 1,060
Paycom Software, Inc. ................................................... 2,594 600
Paylocity Holding Corp.(a) ................................................ 3,534 640
Quanta Services, Inc. .................................................... 2,053 776
Republic Services, Inc. ................................................... 5,616 1,385
Rockwell Automation, Inc. ................................................ 2,339 777
Rollins, Inc. ........................................................... 19,897 1,123
RTX Corp. ............................................................ 7,892 1,152
Snap-on, Inc. .......................................................... 2,874 894
Southwest Airlines Co. ................................................... 23,012 747
SS&C Technologies Holdings, Inc. .......................................... 12,006 994
Stanley Black & Decker, Inc. .............................................. 7,910 536
Textron, Inc. .......................................................... 13,007 1,044
Trane Technologies PLC .................................................. 2,474 1,082
TransDigm Group, Inc. ................................................... 607 923
TransUnion ........................................................... 7,426 654
Uber Technologies, Inc.(a) ................................................ 6,686 624
U-Haul Holding Co. ..................................................... 13,726 746
Union Pacific Corp. ..................................................... 4,369 1,005
United Airlines Holdings, Inc.(a) ............................................ 5,367 427
United Parcel Service, Inc., Class B .......................................... 6,142 620
United Rentals, Inc. ..................................................... 990 746

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
43
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Veralto Corp. .......................................................... 11,657 $ 1,177
Verisk Analytics, Inc. .................................................... 3,815 1,188
Vertiv Holdings Co., Class A ............................................... 3,332 428
W.W. Grainger, Inc. ..................................................... 992 1,032
Waste Management, Inc. .................................................. 4,791 1,096
Watsco, Inc. ........................................................... 1,505 665
Westinghouse Air Brake Technologies Corp. .................................... 4,864 1,018
XPO, Inc.(a) .......................................................... 4,248 536
Xylem, Inc. ........................................................... 7,347 950
78,087
Information Technology (12.6%):
Accenture PLC, Class A .................................................. 2,531 757
Adobe, Inc.(a) ......................................................... 1,429 553
Advanced Micro Devices, Inc.(a) ............................................ 4,899 695
Akamai Technologies, Inc.(a) .............................................. 6,830 545
Amphenol Corp., Class A ................................................. 9,449 933
Analog Devices, Inc. .................................................... 2,789 664
Apple, Inc. ........................................................... 3,772 774
Applied Materials, Inc. ................................................... 2,997 549
AppLovin Corp., Class A(a) ............................................... 760 266
Arista Networks, Inc.(a) .................................................. 4,631 474
Autodesk, Inc.(a) ....................................................... 2,993 927
Bentley Systems, Inc., Class B ............................................. 18,901 1,020
Broadcom, Inc. ........................................................ 1,751 483
Cadence Design Systems, Inc.(a) ............................................ 2,158 665
CDW Corp. ........................................................... 4,355 778
Ciena Corp.(a) ......................................................... 5,505 448
Cisco Systems, Inc. ..................................................... 18,256 1,267
Cognizant Technology Solutions Corp., Class A ................................. 12,451 972
Corning, Inc. .......................................................... 13,914 732
Corpay, Inc.(a) ......................................................... 2,436 808
Datadog, Inc., Class A(a) ................................................. 4,956 666
Dell Technologies, Inc., Class C ............................................ 4,415 541
DocuSign, Inc.(a) ....................................................... 5,627 438
Dynatrace, Inc.(a) ...................................................... 12,703 701
Entegris, Inc. .......................................................... 4,997 403
EPAM Systems, Inc.(a) ................................................... 2,750 486
F5, Inc.(a) ............................................................ 2,522 742
Fair Isaac Corp.(a) ...................................................... 400 731
First Solar, Inc.(a) ...................................................... 3,022 500
Fortinet, Inc.(a) ........................................................ 5,111 540
Gartner, Inc.(a) ........................................................ 2,125 859
Gen Digital, Inc. ....................................................... 36,219 1,065
GoDaddy, Inc., Class A(a) ................................................. 4,063 732
Hewlett Packard Enterprise Co. ............................................. 28,634 586
HP, Inc. .............................................................. 24,199 592
HubSpot, Inc.(a) ....................................................... 845 470
International Business Machines Corp. ........................................ 3,414 1,006
Intuit, Inc. ............................................................ 1,143 900
Jabil, Inc. ............................................................ 3,934 858
Keysight Technologies, Inc.(a) ............................................. 4,042 662
KLA Corp. ........................................................... 672 602
Lam Research Corp. ..................................................... 5,991 583
Microchip Technology, Inc. ................................................ 8,770 617
Micron Technology, Inc. .................................................. 4,001 493
Microsoft Corp. ........................................................ 2,568 1,277
Monolithic Power Systems, Inc. ............................................ 605 443
Motorola Solutions, Inc. .................................................. 2,540 1,068
NetApp, Inc. .......................................................... 6,289 670
NVIDIA Corp. ......................................................... 3,098 489
NXP Semiconductors NV ................................................. 2,649 579
Okta, Inc.(a) .......................................................... 6,580 658
ON Semiconductor Corp.(a) ............................................... 9,368 491

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
44
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Oracle Corp. .......................................................... 3,278 $ 717
Palantir Technologies, Inc., Class A(a) ........................................ 3,746 511
Palo Alto Networks, Inc.(a) ................................................ 3,605 738
PTC, Inc.(a) ........................................................... 5,545 956
Pure Storage, Inc., Class A(a) .............................................. 7,608 438
QUALCOMM, Inc. ..................................................... 3,519 560
Roper Technologies, Inc. .................................................. 1,899 1,076
Salesforce, Inc. ........................................................ 2,405 656
Seagate Technology Holdings PLC .......................................... 6,979 1,007
ServiceNow, Inc.(a) ..................................................... 681 700
Super Micro Computer, Inc.(a) ............................................. 4,401 216
Synopsys, Inc.(a) ....................................................... 1,205 618
TD SYNNEX Corp. ..................................................... 5,702 774
Teledyne Technologies, Inc.(a) ............................................. 2,085 1,068
Teradyne, Inc. ......................................................... 4,246 382
Texas Instruments, Inc. ................................................... 3,576 742
Trimble, Inc.(a) ........................................................ 10,034 762
Tyler Technologies, Inc.(a) ................................................ 1,524 904
VeriSign, Inc. .......................................................... 4,669 1,348
Western Digital Corp. .................................................... 10,868 695
Workday, Inc., Class A(a) ................................................. 2,522 605
Zebra Technologies Corp.(a) ............................................... 2,432 750
Zoom Communications, Inc.(a) ............................................. 8,542 666
52,647
Materials (4.8%):
Air Products and Chemicals, Inc. ............................................ 2,675 754
Avery Dennison Corp. ................................................... 5,753 1,009
CF Industries Holdings, Inc. ............................................... 8,595 791
Corteva, Inc. .......................................................... 14,931 1,113
Dow, Inc. ............................................................ 24,625 652
DuPont de Nemours, Inc. ................................................. 12,463 855
Ecolab, Inc. ........................................................... 4,179 1,126
Freeport-McMoRan, Inc. ................................................. 17,590 763
International Flavors & Fragrances, Inc. ....................................... 11,501 846
International Paper Co. ................................................... 13,893 651
Linde PLC ............................................................ 3,239 1,520
LyondellBasell Industries NV, Class A ........................................ 14,642 847
Martin Marietta Materials, Inc. ............................................. 1,832 1,006
Newmont Corp. ........................................................ 15,014 875
Nucor Corp. ........................................................... 4,390 569
Packaging Corp. of America ............................................... 4,812 907
PPG Industries, Inc. ..................................................... 9,399 1,069
Reliance, Inc. .......................................................... 2,658 834
RPM International, Inc. .................................................. 7,740 850
Steel Dynamics, Inc. ..................................................... 4,651 595
The Sherwin-Williams Co. ................................................ 2,697 926
Vulcan Materials Co. .................................................... 3,482 908
Westlake Corp. ........................................................ 7,656 581
20,047
Real Estate (0.5%):
CBRE Group, Inc., Class A(a) .............................................. 5,466 766
CoStar Group, Inc.(a) .................................................... 10,374 834
Jones Lang LaSalle, Inc.(a) ................................................ 2,519 644
2,244
Utilities (7.5%):
Alliant Energy Corp. .................................................... 19,451 1,176
Ameren Corp. ......................................................... 12,372 1,188
American Electric Power Co., Inc. ........................................... 11,584 1,202
American Water Works Co., Inc. ............................................ 7,672 1,067
Atmos Energy Corp. ..................................................... 9,265 1,428
CenterPoint Energy, Inc. .................................................. 30,020 1,103
CMS Energy Corp. ...................................................... 18,954 1,313

Victory Portfolios II
VictoryShares US 500 Enhanced Volatility Wtd ETF
45
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Consolidated Edison, Inc. ................................................. 12,155 $ 1,220
Constellation Energy Corp. ................................................ 1,255 405
Dominion Energy, Inc. ................................................... 17,910 1,012
DTE Energy Co. ....................................................... 9,446 1,251
Duke Energy Corp. ...................................................... 11,067 1,306
Edison International ..................................................... 13,338 688
Entergy Corp. ......................................................... 9,240 768
Evergy, Inc. ........................................................... 23,338 1,609
Eversource Energy ...................................................... 16,212 1,031
Exelon Corp. .......................................................... 27,429 1,191
FirstEnergy Corp. ....................................................... 29,271 1,178
NextEra Energy, Inc. .................................................... 11,617 806
NiSource, Inc. ......................................................... 33,716 1,360
NRG Energy, Inc. ....................................................... 4,744 762
PG&E Corp. .......................................................... 51,366 716
PPL Corp. ............................................................ 38,786 1,315
Public Service Enterprise Group, Inc. ......................................... 12,531 1,055
Sempra .............................................................. 9,828 745
The Southern Co. ....................................................... 13,813 1,268
Vistra Corp. ........................................................... 2,208 428
WEC Energy Group, Inc. ................................................. 12,769 1,331
Xcel Energy, Inc. ....................................................... 16,441 1,120
31,042
Total Common Stocks (Cost $359,409)
a
a
a
415,653
Investment Companies (0.2%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%(c) ............ 765,347 765
Total Investment Companies (Cost $765)
a
a
a
765
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(c) ........ 108,538 108
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(c) ............ 108,538 108
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(c) ............... 108,538 109
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(c) . 108,538 109
Total Collateral for Securities Loaned (Cost $434)
a
a
a
434
Total Investments (Cost $360,608) — 100.0% 416,852
Other assets in excess of liabilities —  (0.0)%(d) 71
NET ASSETS - 100.00% $ 416,923
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 9/19/25 $ 904,215 $ 938,062 $ 33,847
Total unrealized appreciation $ 33,847
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 33,847

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
46
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (4.1%):
AT&T, Inc. ........................................................... 306,432 $ 8,868
Comcast Corp., Class A .................................................. 179,958 6,423
Omnicom Group, Inc. .................................................... 86,822 6,246
Verizon Communications, Inc. .............................................. 201,570 8,722
30,259
Consumer Discretionary (2.9%):
Best Buy Co., Inc. ...................................................... 63,465 4,260
Darden Restaurants, Inc. .................................................. 28,702 6,256
Ford Motor Co. ........................................................ 495,000 5,371
Genuine Parts Co. ...................................................... 41,939 5,088
20,975
Consumer Staples (21.7%):
Altria Group, Inc. ....................................................... 164,206 9,627
Archer-Daniels-Midland Co. ............................................... 158,118 8,345
Conagra Brands, Inc. .................................................... 297,737 6,095
Dollar General Corp. .................................................... 51,059 5,840
General Mills, Inc. ...................................................... 144,718 7,498
Hormel Foods Corp. ..................................................... 299,701 9,066
Kenvue, Inc. .......................................................... 269,069 5,632
Keurig Dr. Pepper, Inc. ................................................... 284,224 9,396
Kimberly-Clark Corp. .................................................... 69,583 8,971
Molson Coors Beverage Co., Class B ......................................... 110,807 5,329
Mondelez International, Inc., Class A ......................................... 137,089 9,245
PepsiCo, Inc. .......................................................... 64,499 8,516
Philip Morris International, Inc. ............................................. 45,256 8,243
Sysco Corp. ........................................................... 115,616 8,757
Target Corp. .......................................................... 36,753 3,626
The Campbell's Company ................................................. 192,626 5,904
The Clorox Co. ........................................................ 53,820 6,462
The Coca-Cola Co. ...................................................... 159,001 11,249
The Hershey Co. ....................................................... 38,190 6,338
The Kraft Heinz Co. ..................................................... 281,968 7,280
Tyson Foods, Inc., Class A ................................................ 136,774 7,651
159,070
Energy (11.5%):
Chevron Corp. ......................................................... 55,243 7,910
ConocoPhillips Co. ..................................................... 73,106 6,561
Coterra Energy, Inc. ..................................................... 254,654 6,463
Devon Energy Corp. ..................................................... 163,694 5,207
EOG Resources, Inc. .................................................... 60,513 7,238
Exxon Mobil Corp. ..................................................... 78,230 8,433
Kinder Morgan, Inc. ..................................................... 270,977 7,967
ONEOK, Inc. .......................................................... 71,842 5,864
Ovintiv, Inc. .......................................................... 121,890 4,638
Phillips 66 Co. ......................................................... 50,083 5,975
Schlumberger NV ...................................................... 147,173 4,974
The Williams Cos., Inc. .................................................. 122,162 7,673
Valero Energy Corp. ..................................................... 42,795 5,753
84,656
Financials (18.6%):
Ally Financial, Inc. ...................................................... 133,294 5,192
Blue Owl Capital, Inc. ................................................... 227,019 4,361
Citigroup, Inc. ......................................................... 74,565 6,347
Citizens Financial Group, Inc. .............................................. 124,270 5,561
CME Group, Inc. ....................................................... 43,003 11,852
Fidelity National Financial, Inc. ............................................ 130,147 7,296
Fifth Third Bancorp ..................................................... 170,843 7,027
Huntington Bancshares, Inc. ............................................... 385,702 6,464
M&T Bank Corp. ....................................................... 33,987 6,593

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
47
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley ........................................................ 46,328 $ 6,526
Northern Trust Corp. .................................................... 68,015 8,624
Principal Financial Group, Inc. ............................................. 86,065 6,836
Prudential Financial, Inc. ................................................. 61,751 6,634
Regions Financial Corp. .................................................. 278,768 6,557
State Street Corp. ....................................................... 77,394 8,230
T. Rowe Price Group, Inc. ................................................. 73,395 7,083
The Carlyle Group, Inc. .................................................. 99,016 5,089
The PNC Financial Services Group, Inc. ...................................... 39,535 7,370
Truist Financial Corp. .................................................... 140,692 6,048
U.S. Bancorp .......................................................... 145,825 6,599
136,289
Health Care (7.6%):
AbbVie, Inc. .......................................................... 32,317 5,999
Amgen, Inc. ........................................................... 23,493 6,560
CVS Health Corp. ...................................................... 67,110 4,629
Gilead Sciences, Inc. .................................................... 61,238 6,789
Johnson & Johnson ..................................................... 65,308 9,976
Medtronic PLC ........................................................ 96,076 8,375
Merck & Co., Inc. ...................................................... 75,460 5,973
Pfizer, Inc. ............................................................ 310,051 7,516
55,817
Industrials (2.4%):
Lockheed Martin Corp. ................................................... 17,586 8,145
Stanley Black & Decker, Inc. .............................................. 63,596 4,308
United Parcel Service, Inc., Class B .......................................... 49,445 4,991
17,444
Information Technology (3.2%):
HP, Inc. .............................................................. 194,813 4,765
Microchip Technology, Inc. ................................................ 70,562 4,966
Seagate Technology Holdings PLC .......................................... 56,352 8,133
Texas Instruments, Inc. ................................................... 28,830 5,986
23,850
Materials (2.4%):
Dow, Inc. ............................................................ 198,471 5,256
International Paper Co. ................................................... 111,925 5,241
LyondellBasell Industries NV, Class A ........................................ 118,152 6,836
17,333
Utilities (24.9%):
Alliant Energy Corp. .................................................... 157,249 9,509
American Electric Power Co., Inc. ........................................... 93,657 9,718
CMS Energy Corp. ...................................................... 153,316 10,622
Consolidated Edison, Inc. ................................................. 98,298 9,864
Dominion Energy, Inc. ................................................... 144,679 8,177
DTE Energy Co. ....................................................... 76,400 10,120
Duke Energy Corp. ...................................................... 89,514 10,562
Edison International ..................................................... 107,516 5,548
Entergy Corp. ......................................................... 74,511 6,193
Evergy, Inc. ........................................................... 188,802 13,014
Eversource Energy ...................................................... 131,011 8,335
Exelon Corp. .......................................................... 221,735 9,628
FirstEnergy Corp. ....................................................... 236,654 9,528
NextEra Energy, Inc. .................................................... 93,735 6,507
PPL Corp. ............................................................ 313,744 10,633
Public Service Enterprise Group, Inc. ......................................... 101,227 8,521
Sempra .............................................................. 79,249 6,005
The Southern Co. ....................................................... 111,696 10,257
WEC Energy Group, Inc. ................................................. 103,293 10,763

Victory Portfolios II
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
48
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Xcel Energy, Inc. ....................................................... 132,911 $ 9,051
182,555
Total Common Stocks (Cost $704,645)
a
a
a
728,248
Investment Companies (0.5%)
Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.17%(a) ............ 3,65 0,551 3,651
Total Investment Companies (Cost $3,651)
a
a
a
3,651
Total Investments (Cost $708,296) — 99.8% 731,899
Other assets in excess of liabilities —  0.2% 1,813
NET ASSETS - 100.00% $ 733,712
(a) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 13 9/19/25 $ 3,952,091 $ 4,064,938 $ 112,847
Total unrealized appreciation $ 112,847
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 112,847

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Free Cash Flow ETF
49
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Biotechnology (5.7%):
Amgen, Inc. ........................................................... 384,486 $ 107,352
Incyte Corp.(a) ......................................................... 942,113 64,158
United Therapeutics Corp.(a) .............................................. 262,571 75,450
246,960
Communication Services (6.4%):
Fox Corp., Class A ...................................................... 1,865,671 104,552
Omnicom Group, Inc. .................................................... 1,500,912 107,976
Pinterest, Inc., Class A(a) ................................................. 1,699,993 60,962
273,490
Consumer Discretionary (16.5%):
Airbnb, Inc., Class A(a) .................................................. 673,643 89,150
Aptiv PLC(a) .......................................................... 948,323 64,695
D.R. Horton, Inc. ....................................................... 756,506 97,529
Deckers Outdoor Corp.(a) ................................................. 511,956 52,767
Expedia Group, Inc. ..................................................... 792,234 133,634
Las Vegas Sands Corp. ................................................... 2,462,285 107,134
PulteGroup, Inc. ........................................................ 981,739 103,534
Tapestry, Inc. .......................................................... 722,541 63,446
711,889
Energy (22.3%):
Antero Resources Corp.(a) ................................................ 952,636 38,372
Baker Hughes Co. ...................................................... 1,202,272 46,095
Chevron Corp. ......................................................... 749,583 107,333
ConocoPhillips Co. ..................................................... 841,293 75,498
Coterra Energy, Inc. ..................................................... 2,559,394 64,958
Devon Energy Corp. ..................................................... 2,607,355 82,940
Diamondback Energy, Inc. ................................................ 574,945 78,998
EOG Resources, Inc. .................................................... 621,798 74,373
Exxon Mobil Corp. ..................................................... 1,041,568 112,281
Marathon Petroleum Corp. ................................................ 408,328 67,827
Phillips 66 Co. ......................................................... 482,172 57,523
Schlumberger NV ...................................................... 2,120,189 71,662
Valero Energy Corp. ..................................................... 598,305 80,424
958,284
Health Care Equipment & Supplies (1.1%):
Align Technology, Inc.(a) ................................................. 243,907 46,179
Health Care Providers & Services (16.2%):
Centene Corp.(a) ....................................................... 1,527,077 82,890
Elevance Health, Inc. .................................................... 229,093 89,108
Humana, Inc. .......................................................... 328,388 80,284
Molina Healthcare, Inc.(a) ................................................ 185,265 55,190
Tenet Healthcare Corp.(a) ................................................. 368,254 64,813
The Cigna Group ....................................................... 509,959 168,582
UnitedHealth Group, Inc. ................................................. 504,823 157,490
698,357
Industrials (3.7%):
Delta Air Lines, Inc. ..................................................... 1,643,714 80,838
United Airlines Holdings, Inc.(a) ............................................ 966,714 76,979
157,817
Information Technology (17.8%):
Akamai Technologies, Inc.(a) .............................................. 636,448 50,763
Cognizant Technology Solutions Corp., Class A ................................. 933,291 72,825
DocuSign, Inc.(a) ....................................................... 772,545 60,174
Jabil, Inc. ............................................................ 331,109 72,215
Juniper Networks, Inc. ................................................... 1,647,003 65,765
NetApp, Inc. .......................................................... 743,054 79,172
ON Semiconductor Corp.(a) ............................................... 1,412,257 74,016
QUALCOMM, Inc. ..................................................... 1,075,791 171,330

Victory Portfolios II
VictoryShares Free Cash Flow ETF
50
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Zoom Communications, Inc.(a) ............................................. 1,538,660 $ 119,985
766,245
Materials (1.5%):
Amcor PLC ........................................................... 7,100,777 65,256
Pharmaceuticals (6.5%):
Merck & Co., Inc. ...................................................... 1,965,507 155,590
Royalty Pharma PLC, Class A .............................................. 3,482,777 125,484
281,074
Utilities (1.8%):
NRG Energy, Inc. ....................................................... 478,049 76,765
Total Common Stocks (Cost $4,209,604)
a
a
a
4,282,316
Total Investments (Cost $4,209,604) — 99.5% 4,282,316
Other assets in excess of liabilities —  0.5% 21,463
NET ASSETS - 100.00% $ 4,303,779
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 66 9/19/25 $ 19,999,521 $ 20,637,376 $ 637,855
Total unrealized appreciation $ 637,855
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 637,855

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
51
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.8%)
Communication Services (7.7%):
Bandwidth, Inc. , Class A (a) ................................................ 18,466 $ 294
Cars.com, Inc. (a) ....................................................... 142,866 1,693
EverQuote, Inc. , Class A (a) ................................................ 44,503 1,076
Getty Images Holdings, Inc. (a) (b) ........................................... 163,687 272
Ibotta, Inc. , Class A (a) ................................................... 23,015 842
Integral Ad Science Holding Corp. (a) ......................................... 93,584 778
Iridium Communications, Inc. .............................................. 47,981 1,447
Match Group, Inc. ...................................................... 84,289 2,604
MediaAlpha, Inc. , Class A (a) .............................................. 48,564 532
PubMatic, Inc. , Class A (a) ................................................ 42,014 523
QuinStreet, Inc. (a) ...................................................... 48,415 779
Scholastic Corp. ........................................................ 22,922 481
Shutterstock, Inc. (b) ..................................................... 49,798 944
Spok Holdings, Inc. ..................................................... 6,604 117
TripAdvisor, Inc. (a) ..................................................... 127,221 1,660
Vimeo, Inc. (a) ......................................................... 117,288 474
Yelp, Inc. (a) ........................................................... 73,340 2,513
Ziff Davis, Inc. (a) ....................................................... 98,024 2,967
ZoomInfo Technologies, Inc. (a) ............................................. 187,069 1,893
21,889
Consumer Discretionary (19.3%):
Abercrombie & Fitch Co. (a) ............................................... 34,810 2,884
Accel Entertainment, Inc. (a) ............................................... 22,703 267
American Public Education, Inc. (a) .......................................... 9,127 278
Asbury Automotive Group, Inc. (a) ........................................... 9,958 2,375
BorgWarner, Inc. ....................................................... 65,899 2,206
Coursera, Inc. (a) ....................................................... 148,415 1,300
Crocs, Inc. (a) .......................................................... 30,061 3,045
Denny's Corp. (a) ....................................................... 74,528 306
Etsy, Inc. (a) ........................................................... 37,401 1,876
European Wax Center, Inc. , Class A (a) ........................................ 30,676 173
Everi Holdings, Inc. (a) ................................................... 145,616 2,074
Figs, Inc. , Class A (a) .................................................... 93,759 529
Funko, Inc. , Class A (a) ................................................... 120,893 575
Garrett Motion, Inc. ..................................................... 221,481 2,328
Gentex Corp. .......................................................... 77,027 1,694
GigaCloud Technology, Inc. , Class A (a) (b) ..................................... 92,061 1,821
J. Jill, Inc. ............................................................ 12,886 189
JAKKS Pacific, Inc. ..................................................... 15,142 315
KB Home ............................................................ 36,003 1,907
Kontoor Brands, Inc. .................................................... 26,696 1,761
Lear Corp. ............................................................ 18,597 1,766
Mattel, Inc. (a) ......................................................... 88,683 1,749
Monarch Casino & Resort, Inc. ............................................. 10,437 902
OneSpaWorld Holdings Ltd. ............................................... 54,572 1,113
Phinia, Inc. ........................................................... 32,661 1,453
PVH Corp. ........................................................... 37,292 2,558
RCI Hospitality Holdings, Inc. ............................................. 3,815 145
Smith Douglas Homes Corp. (a) ............................................. 5,532 107
Steven Madden Ltd. ..................................................... 46,393 1,113
Strategic Education, Inc. .................................................. 13,460 1,146
Taylor Morrison Home Corp. (a) ............................................ 48,389 2,972
The Gap, Inc. .......................................................... 107,856 2,352
Toll Brothers, Inc. ...................................................... 29,410 3,357
TopBuild Corp. (a) ...................................................... 6,267 2,029
Udemy, Inc. (a) ......................................................... 85,833 603
Upbound Group, Inc. .................................................... 53,436 1,341
Visteon Corp. (a) ........................................................ 19,351 1,805
54,414

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
52
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Consumer Staples (3.6%):
Cal-Maine Foods, Inc. ................................................... 41,245 $ 4,109
Fresh Del Monte Produce, Inc. ............................................. 33,575 1,089
Maplebear, Inc. (a) ...................................................... 53,165 2,405
Molson Coors Beverage Co. , Class B ......................................... 51,413 2,472
10,075
Energy (22.3%):
APA Corp. ............................................................ 140,423 2,568
Berry Corp. ........................................................... 136,297 378
Cactus, Inc. , Class A ..................................................... 38,782 1,696
California Resources Corp. ................................................ 58,070 2,652
ChampionX Corp. ...................................................... 85,417 2,122
Chord Energy Corp. ..................................................... 39,429 3,819
Civitas Resources, Inc. ................................................... 117,198 3,225
Core Natural Resources, Inc. ............................................... 53,633 3,740
Crescent Energy Co. , Class A .............................................. 258,732 2,225
DMC Global, Inc. (a) .................................................... 10,746 87
Dorian LPG Ltd. ....................................................... 95,117 2,319
Expro Group Holdings NV (a) .............................................. 118,395 1,017
Forum Energy Technologies, Inc. (a) ......................................... 12,297 239
Gulfport Energy Corp. (a) ................................................. 14,062 2,829
Helix Energy Solutions Group, Inc. (a) ........................................ 268,515 1,676
Helmerich & Payne, Inc. .................................................. 77,500 1,175
Innovex International, Inc. (a) .............................................. 52,111 814
International Seaways, Inc. ................................................ 77,883 2,841
Magnolia Oil & Gas Corp. , Class A .......................................... 94,076 2,115
Matador Resources Co. ................................................... 48,078 2,294
National Energy Services Reunited Corp. (a) (b) .................................. 65,001 391
Northern Oil & Gas, Inc. .................................................. 52,552 1,490
NOV, Inc. ............................................................ 234,138 2,910
Oil States International, Inc. (a) ............................................. 82,129 440
Permian Resources Corp. ................................................. 230,887 3,145
Ranger Energy Services, Inc. ............................................... 18,849 225
REX American Resources Corp. (a) .......................................... 15,231 742
Riley Exploration Permian, Inc. ............................................. 14,483 380
Ring Energy, Inc. (a) ..................................................... 179,356 142
Sitio Royalties Corp. , Class A .............................................. 99,616 1,831
SM Energy Co. ........................................................ 90,670 2,240
Tidewater, Inc. (a) ....................................................... 55,259 2,549
Vital Energy, Inc. (a) ..................................................... 69,168 1,113
Weatherford International PLC ............................................. 56,059 2,820
World Kinect Corp. ..................................................... 90,154 2,556
62,805
Financials (2.6%):
I3 Verticals, Inc. , Class A (a) ............................................... 23,090 635
OppFi, Inc. (b) ......................................................... 150,621 2,107
Oscar Health, Inc. , Class A (a) .............................................. 215,670 4,624
7,366
Health Care (13.3%):
ACADIA Pharmaceuticals, Inc. (a) ........................................... 65,792 1,419
Alkermes PLC (a) ....................................................... 51,033 1,460
Amedisys, Inc. (a) ....................................................... 12,831 1,263
Amphastar Pharmaceuticals, Inc. (a) .......................................... 47,571 1,092
BioMarin Pharmaceutical, Inc. (a) ........................................... 33,776 1,857
Bioventus, Inc. , Class A (a) ................................................ 39,803 264
Catalyst Pharmaceuticals, Inc. (a) ............................................ 79,513 1,725
Collegium Pharmaceutical, Inc. (a) ........................................... 78,790 2,330
Definitive Healthcare Corp. (a) .............................................. 46,441 181
Electromed, Inc. (a) ...................................................... 3,505 77
GoodRx Holdings, Inc. , Class A (a) .......................................... 131,221 654
Halozyme Therapeutics, Inc. (a) ............................................. 41,267 2,147
Harmony Biosciences Holdings, Inc. (a) ....................................... 78,770 2,489

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
53
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Jazz Pharmaceuticals PLC (a) .............................................. 45,298 $ 4,807
Kiniksa Pharmaceuticals International PLC (a) .................................. 54,137 1,498
Lantheus Holdings, Inc. (a) ................................................ 20,453 1,674
MannKind Corp. (a) ..................................................... 341,710 1,278
MiMedx Group, Inc. (a) ................................................... 44,428 272
Nutex Health, Inc. (a) (b) .................................................. 6,801 847
Pacira BioSciences, Inc. (a) ................................................ 89,832 2,147
Progyny, Inc. (a) ........................................................ 73,580 1,619
PTC Therapeutics, Inc. (a) ................................................. 50,947 2,488
SIGA Technologies, Inc. .................................................. 55,112 359
Supernus Pharmaceuticals, Inc. (a) ........................................... 41,884 1,320
Tactile Systems Technology, Inc. (a) .......................................... 35,838 363
Teleflex, Inc. .......................................................... 16,183 1,915
37,545
Industrials (16.1%):
Alamo Group, Inc. ...................................................... 6,517 1,423
Allison Transmission Holdings, Inc. ......................................... 19,108 1,815
Ameresco, Inc. , Class A (a) ................................................ 73,958 1,123
Array Technologies, Inc. (a) ................................................ 143,096 844
Blue Bird Corp. (a) ...................................................... 25,890 1,117
Columbus McKinnon Corp. ............................................... 32,453 496
Concentrix Corp. (b) ..................................................... 32,819 1,735
DNOW, Inc. (a) ........................................................ 159,773 2,369
Fluor Corp. (a) ......................................................... 38,670 1,983
Franklin Covey Co. (a) ................................................... 7,239 165
FreightCar America, Inc. (a) ................................................ 17,261 149
Gibraltar Industries, Inc. (a) ................................................ 20,903 1,233
Griffon Corp. .......................................................... 20,243 1,465
Heartland Express, Inc. ................................................... 84,803 733
Heidrick & Struggles International, Inc. ....................................... 17,653 808
HNI Corp. ............................................................ 24,185 1,189
Hyster-Yale, Inc. ....................................................... 8,531 339
Janus International Group, Inc. (a) ........................................... 108,901 886
Karat Packaging, Inc. .................................................... 3,797 107
Kelly Services, Inc. , Class A ............................................... 24,491 287
Korn Ferry ........................................................... 21,186 1,554
Legalzoom.com, Inc. (a) .................................................. 171,805 1,531
Liquidity Services, Inc. (a) ................................................. 44,329 1,046
Lyft, Inc. , Class A (a) .................................................... 245,671 3,872
Maximus, Inc. ......................................................... 24,289 1,705
Mayville Engineering Co., Inc. (a) ........................................... 13,327 213
McGrath RentCorp ...................................................... 10,716 1,243
Miller Industries, Inc. .................................................... 6,131 273
Mistras Group, Inc. (a) ................................................... 12,128 97
MRC Global, Inc. (a) ..................................................... 61,004 836
NEXTracker, Inc. , Class A (a) .............................................. 29,150 1,585
Pangaea Logistics Solutions Ltd. ............................................ 20,669 97
Preformed Line Products Co. .............................................. 1,104 176
Proficient Auto Logistics, Inc. (a) (b) .......................................... 25,481 185
Steelcase, Inc. , Class A ................................................... 100,384 1,047
Sun Country Airlines Holdings, Inc. (a) ........................................ 108,188 1,271
Symbotic, Inc. (a) (b) ..................................................... 109,284 4,246
Tennant Co. ........................................................... 19,305 1,496
Upwork, Inc. (a) ........................................................ 108,795 1,462
V2X, Inc. (a) .......................................................... 23,874 1,159
45,360
Information Technology (12.4%):
8x8, Inc. (a) ........................................................... 80,505 158
Amdocs Ltd. .......................................................... 19,731 1,800
Benchmark Electronics, Inc. ............................................... 20,225 785
BILL Holdings, Inc. (a) ................................................... 38,812 1,795
BK Technologies Corp. (a) ................................................. 1,861 88

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
54
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Cirrus Logic, Inc. (a) ..................................................... 16,604 $ 1,731
Clear Secure, Inc. , Class A ................................................ 123,056 3,416
Daktronics, Inc. (a) (b) .................................................... 18,017 272
Digi International, Inc. (a) ................................................. 11,112 387
Dolby Laboratories, Inc. , Class A ........................................... 20,508 1,523
Dropbox, Inc. , Class A (a) ................................................. 92,033 2,632
Enphase Energy, Inc. (a) .................................................. 36,053 1,430
ePlus, Inc. (a) .......................................................... 19,830 1,430
Expensify, Inc. , Class A (a) ................................................ 68,428 177
Harmonic, Inc. (a) ....................................................... 83,292 789
Immersion Corp. ....................................................... 43,165 340
LiveRamp Holdings, Inc. (a) ............................................... 44,207 1,461
Mitek Systems, Inc. (a) ................................................... 20,378 202
OneSpan, Inc. ......................................................... 26,158 437
Onto Innovation, Inc. (a) .................................................. 13,130 1,325
PagerDuty, Inc. (a) ...................................................... 87,628 1,339
PC Connection, Inc. ..................................................... 12,119 797
Penguin Solutions, Inc. (a) ................................................. 62,982 1,248
Rapid7, Inc. (a) ......................................................... 48,373 1,119
RingCentral, Inc. , Class A (a) ............................................... 117,748 3,338
TD SYNNEX Corp. ..................................................... 19,801 2,687
The Hackett Group, Inc. .................................................. 10,668 271
Turtle Beach Corp. (a) .................................................... 19,269 267
Verint Systems, Inc. (a) ................................................... 69,018 1,358
Yext, Inc. (a) ........................................................... 48,405 411
35,013
Materials (2.4%):
Century Aluminum Co. (a) ................................................. 75,322 1,357
NewMarket Corp. ...................................................... 2,978 2,057
Perimeter Solutions, Inc. (a) ................................................ 82,793 1,152
Quaker Chemical Corp. .................................................. 9,520 1,066
Sylvamo Corp. ......................................................... 23,047 1,155
6,787
Utilities (0.1%):
Genie Energy Ltd. , Class B ................................................ 7,685 207
Total Common Stocks (Cost $281,468)
a
a
a
281,461
Collateral for Securities Loaned (2.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 4 .23% (c) ........ 1,883,309 1,884
HSBC U.S. Government Money Market Fund, Institutional Shares , 4 .27% (c) ............ 1,883,309 1,883
Invesco Government & Agency Portfolio, Institutional Shares , 4 .29% (c) ............... 1,883,309 1,883
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 4 .24% (c) . 1,883,309 1,883
Total Collateral for Securities Loaned (Cost $7,533)
a
a
a
7,533
Total Investments (Cost $289,001) — 102.5% 288,994
Liabilities in excess of other assets —  (2.5)% (7,080)
NET ASSETS - 100.00% $ 281,914
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Small Cap Free Cash Flow ETF
55
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 4 9/19/25 $ 426,322 $ 438,340 $ 12,018
Total unrealized appreciation $ 12,018
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 12,018

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
56
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.6%)
Communication Services (13.3%):
Alphabet, Inc., Class A ................................................... 36,800 $ 6,485
Meta Platforms, Inc., Class A .............................................. 23,273 17,179
Netflix, Inc.(a) ......................................................... 15,825 21,192
Pinterest, Inc., Class A(a) ................................................. 77,339 2,773
Reddit, Inc., Class A(a) ................................................... 34,478 5,191
Spotify Technology SA(a) ................................................. 19,478 14,947
The New York Times Co., Class A ........................................... 36,020 2,016
The Trade Desk, Inc., Class A(a) ............................................ 32,936 2,371
72,154
Communications Equipment (1.1%):
Arista Networks, Inc.(a) .................................................. 55,465 5,675
Consumer Discretionary (18.1%):
Airbnb, Inc., Class A(a) .................................................. 19,318 2,557
Booking Holdings, Inc. ................................................... 2,600 15,052
Chewy, Inc., Class A(a) .................................................. 181,859 7,751
Chipotle Mexican Grill, Inc.(a) ............................................. 73,487 4,126
Deckers Outdoor Corp.(a) ................................................. 31,381 3,234
DoorDash, Inc., Class A(a) ................................................ 52,344 12,903
DraftKings, Inc.(a) ...................................................... 38,329 1,644
Duolingo, Inc.(a) ....................................................... 14,070 5,769
Expedia Group, Inc. ..................................................... 36,849 6,216
Hilton Worldwide Holdings, Inc. ............................................ 21,506 5,728
Las Vegas Sands Corp. ................................................... 69,870 3,040
Lululemon Athletica, Inc.(a) ............................................... 10,415 2,474
Marriott International, Inc., Class A .......................................... 13,442 3,672
SharkNinja, Inc.(a) ...................................................... 20,361 2,016
Stride, Inc.(a) .......................................................... 46,274 6,719
The TJX Cos., Inc. ...................................................... 61,057 7,540
Viking Holdings Ltd.(a) .................................................. 116,303 6,198
Wingstop, Inc. ......................................................... 2,161 728
97,367
Consumer Staples (2.1%):
BellRing Brands, Inc.(a) .................................................. 14,943 866
Maplebear, Inc.(a) ...................................................... 95,925 4,340
Monster Beverage Corp.(a) ................................................ 98,735 6,185
11,391
Electronic Equipment, Instruments & Components (2.0%):
Amphenol Corp., Class A ................................................. 85,391 8,433
Badger Meter, Inc. ...................................................... 10,053 2,462
10,895
Health Care (10.1%):
Cencora, Inc. .......................................................... 25,114 7,530
Corcept Therapeutics, Inc.(a) .............................................. 26,471 1,943
Dexcom, Inc.(a) ........................................................ 36,371 3,175
Doximity, Inc., Class A(a) ................................................. 103,265 6,334
Halozyme Therapeutics, Inc.(a) ............................................. 24,936 1,297
Hims & Hers Health, Inc.(a) ............................................... 85,333 4,254
IDEXX Laboratories, Inc.(a) ............................................... 3,319 1,780
Incyte Corp.(a) ......................................................... 45,509 3,100
McKesson Corp. ....................................................... 12,492 9,154
Medpace Holdings, Inc.(a) ................................................ 9,356 2,936
Neurocrine Biosciences, Inc.(a) ............................................. 12,358 1,553
ResMed, Inc. .......................................................... 15,525 4,005
Veeva Systems, Inc., Class A(a) ............................................. 24,053 6,927
53,988
Industrials (18.4%):
Armstrong World Industries, Inc. ............................................ 26,717 4,340
Cintas Corp. .......................................................... 35,389 7,887

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
57
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Comfort Systems USA, Inc. ............................................... 11,267 $ 6,042
EMCOR Group, Inc. .................................................... 9,412 5,034
ExlService Holdings, Inc.(a) ............................................... 115,349 5,051
GE Vernova, Inc. ....................................................... 26,126 13,824
Lennox International, Inc. ................................................. 3,775 2,164
Lincoln Electric Holdings, Inc. ............................................. 6,666 1,382
Lyft, Inc., Class A(a) .................................................... 81,046 1,277
Mueller Industries, Inc. ................................................... 55,978 4,449
NEXTracker, Inc., Class A(a) .............................................. 22,783 1,239
Paycom Software, Inc. ................................................... 25,568 5,916
Paylocity Holding Corp.(a) ................................................ 25,512 4,623
Rollins, Inc. ........................................................... 75,470 4,258
Sterling Infrastructure, Inc.(a) .............................................. 24,748 5,710
Trane Technologies PLC .................................................. 18,107 7,920
Uber Technologies, Inc.(a) ................................................ 83,545 7,795
Vertiv Holdings Co., Class A ............................................... 26,781 3,439
W.W. Grainger, Inc. ..................................................... 6,224 6,474
98,824
IT Services (1.2%):
Snowflake, Inc., Class A(a) ................................................ 28,312 6,335
Semiconductors & Semiconductor Equipment (9.4%):
Astera Labs, Inc.(a) ..................................................... 20,701 1,872
Broadcom, Inc. ........................................................ 80,022 22,057
Credo Technology Group Holding Ltd.(a) ..................................... 60,483 5,600
KLA Corp. ........................................................... 2,740 2,454
Lam Research Corp. ..................................................... 35,058 3,413
Lattice Semiconductor Corp.(a) ............................................. 23,635 1,158
Monolithic Power Systems, Inc. ............................................ 2,123 1,553
NVIDIA Corp. ......................................................... 72,096 11,390
Rambus, Inc.(a) ........................................................ 14,645 938
50,435
Software (23.6%):
Adobe, Inc.(a) ......................................................... 10,595 4,099
AppLovin Corp., Class A(a) ............................................... 37,139 13,001
Atlassian Corp., Class A(a) ................................................ 18,713 3,800
Autodesk, Inc.(a) ....................................................... 28,058 8,686
Cadence Design Systems, Inc.(a) ............................................ 5,067 1,561
Commvault Systems, Inc.(a) ............................................... 21,860 3,811
Crowdstrike Holdings, Inc., Class A(a) ....................................... 8,596 4,378
Datadog, Inc., Class A(a) ................................................. 16,704 2,244
DocuSign, Inc.(a) ....................................................... 46,381 3,613
Dynatrace, Inc.(a) ...................................................... 41,863 2,311
Elastic NV(a) .......................................................... 21,797 1,838
Fair Isaac Corp.(a) ...................................................... 1,886 3,448
Fortinet, Inc.(a) ........................................................ 103,669 10,959
Gitlab, Inc., Class A(a) ................................................... 23,504 1,060
HubSpot, Inc.(a) ....................................................... 2,100 1,169
Intuit, Inc. ............................................................ 12,982 10,225
Manhattan Associates, Inc.(a) .............................................. 7,690 1,519
Nutanix, Inc., Class A(a) .................................................. 61,889 4,731
Palantir Technologies, Inc., Class A(a) ........................................ 83,722 11,412
Palo Alto Networks, Inc.(a) ................................................ 36,327 7,434
PTC, Inc.(a) ........................................................... 8,719 1,503
Salesforce, Inc. ........................................................ 22,097 6,026
ServiceNow, Inc.(a) ..................................................... 7,898 8,120
Workday, Inc., Class A(a) ................................................. 15,649 3,756
Zscaler, Inc.(a) ......................................................... 22,108 6,941
127,645

Victory Portfolios II
VictoryShares Free Cash Flow Growth ETF
58
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Technology Hardware, Storage & Peripherals (0.3%):
Pure Storage, Inc., Class A(a) .............................................. 32,601 $ 1,877
Total Common Stocks (Cost $480,052)
a
a
a
536,586
Total Investments (Cost $480,052) — 99.6% 536,586
Other assets in excess of liabilities —  0.4% 2,044
NET ASSETS - 100.00% $ 538,630
At June 30, 2025, the Fund's investments in foreign securities were 6.6% of net assets.
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 9/19/25 $ 301,637 $ 312,688 $ 11,051
Total unrealized appreciation $ 11,051
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 11,051

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares International Free Cash Flow ETF
59
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Australia (0.8%):
Energy (0.8%):
Santos Ltd. ........................................................... 19,190 $ 97
Austria (0.6%):
Industrials (0.6%):
ANDRITZ AG ......................................................... 857 64
Belgium (0.4%):
Consumer Discretionary (0.4%):
D'ieteren Group ........................................................ 207 44
Canada (11.7%):
Consumer Discretionary (0.4%):
Gildan Activewear, Inc. , ADR .............................................. 947 47
Consumer Staples (0.4%):
Saputo, Inc. ........................................................... 2,364 48
Energy (6.9%):
ARC Resources Ltd. ..................................................... 4,436 94
Canadian Natural Resources Ltd. ............................................ 6,393 201
Cenovus Energy, Inc. , ADR ............................................... 10,712 146
Imperial Oil Ltd. ....................................................... 2,129 169
Suncor Energy, Inc. ..................................................... 5,084 190
800
Industrials (0.7%):
TFI International, Inc. .................................................... 875 78
Information Technology (1.4%):
CGI, Inc. ............................................................. 911 96
Open Text Corp. , ADR ................................................... 2,290 67
163
Materials (1.9%):
Kinross Gold Corp. ..................................................... 8,811 138
Pan American Silver Corp. ................................................ 2,787 79
217
1,353
Denmark (1.9%):
Health Care (1.3%):
Genmab A/S (a) ........................................................ 697 145
Industrials (0.6%):
Vestas Wind Systems A/S ................................................. 4,926 74
219
Finland (0.7%):
Industrials (0.7%):
Wartsila OYJ Abp ...................................................... 3,543 84
France (15.2%):
Communication Services (1.4%):
Publicis Groupe SA ..................................................... 1,444 163
Consumer Discretionary (3.6%):
Cie Generale des Etablissements Michelin SCA ................................. 4,273 159
LVMH Moet Hennessy Louis Vuitton SE ...................................... 387 203
Sodexo SA ........................................................... 711 44
406
Health Care (2.4%):
Ipsen SA ............................................................. 585 70
Sanofi SA ............................................................ 2,137 206
276
Industrials (6.6%):
Bouygues SA .......................................................... 2,535 115

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
60
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Cie de Saint-Gobain SA .................................................. 1,428 $ 168
Eiffage SA ............................................................ 990 138
SPIE SA ............................................................. 1,109 62
Teleperformance SE ..................................................... 1,100 107
Vinci SA ............................................................. 1,232 181
771
Information Technology (1.2%):
Capgemini SE ......................................................... 785 134
1,750
Germany (3.9%):
Consumer Discretionary (0.8%):
Continental AG ........................................................ 992 87
Industrials (1.8%):
Brenntag SE .......................................................... 882 58
Daimler Truck Holding AG ................................................ 3,339 158
216
Materials (1.3%):
Heidelberg Materials AG ................................................. 641 151
454
Hong Kong (1.2%):
Consumer Discretionary (0.5%):
Galaxy Entertainment Group Ltd. ........................................... 14,000 62
Industrials (0.7%):
Techtronic Industries Co. Ltd. .............................................. 7,000 77
139
Israel (1.6%):
Information Technology (1.6%):
Nice Ltd. (a) ........................................................... 639 109
Wix.com Ltd. (a) ........................................................ 461 73
182
Italy (0.6%):
Materials (0.6%):
Buzzi SpA ............................................................ 1,192 66
Japan (35.5%):
Communication Services (0.8%):
Nexon Co. Ltd. ........................................................ 4,500 91
Consumer Discretionary (8.4%):
Aisin Corp. ........................................................... 7,200 92
Bridgestone Corp. ...................................................... 2,700 111
Denso Corp. .......................................................... 20,700 279
Niterra Co. Ltd. ........................................................ 2,700 90
Subaru Corp. .......................................................... 9,900 173
Sumitomo Electric Industries Ltd. ........................................... 4,500 97
Suzuki Motor Corp. ..................................................... 9,900 120
962
Consumer Staples (2.3%):
Japan Tobacco, Inc. ..................................................... 4,500 133
MatsukiyoCocokara & Co. ................................................ 1,800 37
Suntory Beverage & Food Ltd. ............................................. 900 29
Toyo Suisan Kaisha Ltd. .................................................. 900 60
259
Energy (3.2%):
ENEOS Holdings, Inc. ................................................... 32,400 160
Idemitsu Kosan Co. Ltd. .................................................. 16,400 100
Inpex Corp. ........................................................... 8,100 114
374

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
61
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Health Care (4.5%):
Astellas Pharma, Inc. .................................................... 14,400 $ 142
Otsuka Holdings Co. Ltd. ................................................. 1,800 89
Shionogi & Co. Ltd. ..................................................... 5,400 97
Takeda Pharmaceutical Co. Ltd. ............................................ 6,300 193
521
Industrials (8.7%):
Fuji Electric Co. Ltd. .................................................... 900 42
Japan Airlines Co. Ltd. ................................................... 4,500 92
Kawasaki Kisen Kaisha Ltd. ............................................... 6,300 89
Komatsu Ltd. .......................................................... 4,500 148
Makita Corp. .......................................................... 2,700 83
MINEBEA MITSUMI, Inc. ................................................ 2,700 40
Mitsubishi Electric Corp. ................................................. 5,400 116
Nippon Yusen KK ...................................................... 3,600 130
Obayashi Corp. ........................................................ 4,500 68
Seibu Holdings, Inc. ..................................................... 1,800 65
Toyota Tsusho Corp. ..................................................... 5,400 123
996
Information Technology (3.5%):
Canon, Inc. ........................................................... 5,400 157
Otsuka Corp. .......................................................... 1,800 37
Ricoh Co. Ltd. ......................................................... 4,500 43
SCREEN Holdings Co. Ltd. ............................................... 900 74
TDK Corp. ........................................................... 9,000 106
417
Materials (4.1%):
Nippon Sanso Holdings Corp. .............................................. 1,800 68
Nippon Steel Corp. ...................................................... 6,300 120
Nitto Denko Corp. ...................................................... 3,800 74
Shin-Etsu Chemical Co. Ltd. ............................................... 6,500 215
477
4,097
Luxembourg (1.6%):
Energy (1.6%):
Tenaris SA ............................................................ 9,668 182
Netherlands (1.5%):
Consumer Staples (1.5%):
JDE Peet's NV ......................................................... 1,903 54
Koninklijke Ahold Delhaize NV ............................................ 2,940 123
177
Norway (3.4%):
Consumer Staples (0.7%):
Orkla ASA ............................................................ 7,700 84
Energy (2.2%):
Equinor ASA .......................................................... 9,860 250
Materials (0.5%):
Norsk Hydro ASA ...................................................... 10,055 57
391
Portugal (0.8%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 5,122 94
Spain (2.1%):
Industrials (2.1%):
ACS Actividades de Construccion y Servicios SA ................................ 1,891 131
Aena SME SA (b) ....................................................... 4,004 107
238

Victory Portfolios II
VictoryShares International Free Cash Flow ETF
62
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sweden (4.5%):
Consumer Discretionary (2.1%):
Autoliv, Inc. .......................................................... 533 $ 60
Evolution AB (b) ....................................................... 2,308 183
243
Industrials (2.4%):
Sandvik AB ........................................................... 4,592 105
Securitas AB , Class B .................................................... 3,138 47
Volvo AB , Class B ...................................................... 4,490 126
278
521
United Kingdom (9.8%):
Communication Services (0.9%):
Informa PLC .......................................................... 9,432 104
Energy (7.2%):
BP PLC .............................................................. 53,811 270
Shell PLC ............................................................ 13,023 459
TechnipFMC PLC ...................................................... 2,985 103
832
Industrials (1.7%):
International Consolidated Airlines Group SA ................................... 40,607 191
1,127
United States (1.5%):
Industrials (0.6%):
DCC PLC ............................................................ 1,064 69
Information Technology (0.9%):
Flex Ltd. (a) ........................................................... 2,083 104
173
Total Common Stocks (Cost $11,346) 11,452
Total Investments (Cost $11,346) — 99.3% 11,452
Other assets in excess of liabilities — 0.7% 81
NET ASSETS - 100.00% $ 11,533
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $290
(thousands) and amounted to 2.5% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
63
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.5%)
Australia (5.8%):
Consumer Discretionary (1.2%):
Aristocrat Leisure Ltd. ................................................... 3,304 $ 142
Health Care (1.6%):
Cochlear Ltd. .......................................................... 407 80
Pro Medicus Ltd. ....................................................... 560 105
185
Industrials (2.8%):
Brambles Ltd. ......................................................... 8,778 135
Computershare Ltd. ..................................................... 7,044 186
321
Information Technology (0.2%):
WiseTech Global Ltd. .................................................... 353 25
673
Belgium (0.7%):
Consumer Discretionary (0.7%):
D'ieteren Group ........................................................ 378 81
Canada (14.4%):
Consumer Discretionary (1.8%):
Dollarama, Inc. ........................................................ 1,480 209
Energy (2.1%):
ARC Resources Ltd. ..................................................... 2,881 61
Canadian Natural Resources Ltd. ............................................ 3,731 117
Imperial Oil Ltd. ....................................................... 922 73
251
Industrials (0.3%):
Bombardier, Inc. , Class B (a) ............................................... 371 32
Information Technology (4.2%):
Celestica, Inc. (a) ....................................................... 1,228 192
Constellation Software, Inc. ............................................... 48 176
Shopify, Inc. , Class A (a) .................................................. 722 83
The Descartes Systems Group, Inc. (a) ........................................ 270 27
478
Materials (6.0%):
Agnico Eagle Mines Ltd. , ADR ............................................. 2,511 298
Kinross Gold Corp. ..................................................... 17,343 271
Lundin Gold, Inc. ....................................................... 2,476 131
700
1,670
Denmark (3.9%):
Consumer Discretionary (0.3%):
Pandora A/S .......................................................... 227 40
Health Care (3.6%):
Demant A/S (a) ......................................................... 767 32
Genmab A/S (a) ........................................................ 416 87
Novo Nordisk A/S , Class B ................................................ 3,911 271
Zealand Pharma A/S (a) ................................................... 342 19
409
449
Finland (0.3%):
Industrials (0.3%):
Wartsila OYJ Abp ...................................................... 1,633 39
France (7.1%):
Consumer Discretionary (0.7%):
Hermes International SCA ................................................ 28 76

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
64
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (5.6%):
Airbus SE ............................................................ 443 $ 92
Safran SA ............................................................ 506 164
Schneider Electric SE .................................................... 243 65
SPIE SA ............................................................. 760 43
Teleperformance SE ..................................................... 398 39
Thales SA ............................................................ 839 247
650
Information Technology (0.8%):
Dassault Systemes SE .................................................... 2,701 97
823
Germany (7.7%):
Communication Services (0.6%):
CTS Eventim AG & Co. KGaA ............................................. 551 68
Industrials (6.4%):
Rational AG .......................................................... 27 23
Rheinmetall AG ........................................................ 135 286
Siemens Energy AG (a) ................................................... 3,767 435
744
Information Technology (0.7%):
Nemetschek SE ........................................................ 524 76
888
Ireland (1.6%):
Industrials (1.6%):
Ryanair Holdings PLC ................................................... 6,432 182
Israel (2.6%):
Consumer Discretionary (0.1%):
Global-e Online Ltd. (a) .................................................. 450 15
Information Technology (2.5%):
CyberArk Software Ltd. (a) ................................................ 342 139
Monday.com Ltd. (a) ..................................................... 207 65
Nice Ltd. (a) ........................................................... 180 31
Nova Ltd. (a) .......................................................... 63 17
Wix.com Ltd. (a) ........................................................ 227 36
288
303
Italy (1.5%):
Consumer Discretionary (1.2%):
Ferrari NV ............................................................ 139 68
Moncler SpA .......................................................... 1,147 65
133
Health Care (0.3%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 551 35
168
Japan (19.9%):
Communication Services (2.3%):
Capcom Co. Ltd. ....................................................... 3,600 123
Konami Group Corp. .................................................... 900 143
266
Consumer Discretionary (5.1%):
Asics Corp. ........................................................... 4,500 115
Bandai Namco Holdings, Inc. .............................................. 5,400 194
Fast Retailing Co. Ltd. ................................................... 300 103
Sanrio Co. Ltd. ........................................................ 2,700 131
ZOZO, Inc. ........................................................... 3,600 39
582

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
65
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Consumer Staples (1.1%):
Ajinomoto Co., Inc. ..................................................... 4,500 $ 122
Industrials (5.1%):
BayCurrent, Inc. ....................................................... 2,000 103
Daifuku Co. Ltd. ....................................................... 2,700 70
Fujikura Ltd. .......................................................... 3,600 189
MonotaRO Co. Ltd. ..................................................... 3,600 71
Recruit Holdings Co. Ltd. ................................................. 900 53
Sanwa Holdings Corp. ................................................... 3,600 120
606
Information Technology (5.0%):
Disco Corp. ........................................................... 200 59
Lasertec Corp. ......................................................... 900 121
Obic Co. Ltd. .......................................................... 3,600 140
SCREEN Holdings Co. Ltd. ............................................... 900 74
Tokyo Electron Ltd. ..................................................... 900 173
567
Materials (1.3%):
Shin-Etsu Chemical Co. Ltd. ............................................... 4,500 149
2,292
Netherlands (4.4%):
Communication Services (0.5%):
Universal Music Group NV ................................................ 1,815 59
Information Technology (3.9%):
ASM International NV ................................................... 135 86
ASML Holding NV ..................................................... 321 256
Topicus.com, Inc. (a) ..................................................... 900 113
455
514
New Zealand (1.1%):
Information Technology (1.1%):
Xero Ltd. (a) ........................................................... 1,099 130
Norway (1.8%):
Industrials (1.8%):
Kongsberg Gruppen ASA ................................................. 5,517 214
Singapore (3.3%):
Communication Services (3.3%):
Sea Ltd. , ADR (a) ....................................................... 2,369 379
Spain (3.0%):
Consumer Discretionary (1.3%):
Amadeus IT Group SA ................................................... 785 66
Industria de Diseno Textil SA .............................................. 1,471 77
143
Industrials (1.7%):
Aena SME SA (b) ....................................................... 7,606 203
346
Sweden (4.8%):
Consumer Discretionary (1.4%):
Evolution AB (b) ....................................................... 2,006 159
Health Care (0.2%):
Swedish Orphan Biovitrum AB (a) ........................................... 821 25
Industrials (3.2%):
AddTech AB , B Shares ................................................... 2,015 69
Alfa Laval AB ......................................................... 2,033 86
Atlas Copco AB , Class A ................................................. 8,794 142
Epiroc AB , Class A ...................................................... 1,653 36
Indutrade AB .......................................................... 704 19

Victory Portfolios II
VictoryShares International Free Cash Flow Growth ETF
66
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Sweco AB , Class B ..................................................... 1,255 $ 22
374
558
Switzerland (2.0%):
Consumer Discretionary (0.5%):
On Holding AG , Class A (a) ................................................ 1,021 53
Health Care (0.4%):
Straumann Holding AG , Class R ............................................ 362 47
Industrials (1.1%):
Belimo Holding AG , Class R .............................................. 126 129
229
United Kingdom (13.6%):
Communication Services (1.0%):
Auto Trader Group PLC (b) ................................................ 2,899 33
Rightmove PLC ........................................................ 8,038 87
120
Consumer Discretionary (2.4%):
Compass Group PLC .................................................... 2,935 99
Next PLC ............................................................ 1,034 177
276
Energy (0.8%):
TechnipFMC PLC ...................................................... 2,537 87
Health Care (1.4%):
AstraZeneca PLC ....................................................... 1,163 162
Industrials (7.0%):
Diploma PLC ......................................................... 450 30
International Consolidated Airlines Group SA ................................... 74,591 350
Rolls-Royce Holdings PLC ................................................ 32,190 427
807
Information Technology (1.0%):
Halma PLC ........................................................... 2,726 120
1,572
Total Common Stocks (Cost $11,334) 11,510
Total Investments (Cost $11,334) — 99.5% 11,510
Other assets in excess of liabilities — 0.5% 58
NET ASSETS - 100.00% $ 11,568
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $395
(thousands) and amounted to 3.4% of net assets.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statements of Assets and Liabilities
June 30, 2025
67
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd
ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
Assets:
Investments, at value (Cost $396,508, $84,870 and $329,894) $ 526,493(a) $ 114,619(b) $ 346,813
Foreign currency, at value (Cost $—, $53 and $—) — 53 —
Cash 1,140 593 1,705
Deposit with broker for futures contracts 213 191 257
Receivables:
Dividends, interest, and securities lending income 429 157 752
Investments sold 4,378 — —
From Adviser 1 5 1
Variation margin on open futures contracts 6 —(c) 9
Reclaims — 400 —
Prepaid expenses 3 1 2
Total Assets 532,663 116,019 349,539
Liabilities:
Payables:
Collateral received on loaned securities 552 2,077 —
Investments purchased — —(c) —
Capital shares redeemed 4,396 — —
Accrued expenses and other payables:
Investment advisory fees 129 37 85
Administration fees 9 2 6
Custodian fees 6 13 4
Compliance fees —(c) —(c) —(c)
Trustees' fees —(c) —(c) —(c)
Other accrued expenses 33 31 27
Total Liabilities 5,125 2,160 122
Commitments and contingencies (Note 5 )
Net Assets:
Capital 475,925 88,713 387,662
Total accumulated earnings (loss) 51,613 25,146 (38,245)
Net Assets $ 527,538 $ 113,859 $ 349,417
Shares outstanding (unlimited shares authorized, no par value): 6,000 2,250 5,250
Net asset value: $ 87.92 $ 50.60 $ 66.56
(a) Includes $533 thousand of securities on loan.
(b) Includes $1,990 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
68
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum
Volatility ETF
Assets:
Investments, at value (Cost $281,317, $226,611 and $101,783) $ 272,346(a) $ 236,639 $ 110,358
Cash 1,224 821 317
Deposit with broker for futures contracts 259 281 103
Receivables:
Dividends, interest, and securities lending income 500 555 158
From Adviser 2 3 4
Variation margin on open futures contracts 2 6 2
Prepaid expenses 2 1 1
Total Assets 274,335 238,306 110,943
Liabilities:
Payables:
Collateral received on loaned securities 2,700 — —
Accrued expenses and other payables:
Investment advisory fees 67 58 28
Administration fees 5 4 2
Custodian fees 4 3 2
Compliance fees —(b) —(b) —(b)
Trustees' fees —(b) —(b) —(b)
Other accrued expenses 25 22 18
Total Liabilities 2,801 87 50
Commitments and contingencies (Note 5 )
Net Assets:
Capital 365,728 256,342 130,855
Total accumulated earnings (loss) (94,194) (18,123) (19,962)
Net Assets $ 271,534 $ 238,219 $ 110,893
Shares outstanding (unlimited shares authorized, no par value): 4,900 4,600 2,250
Net asset value: $ 55.42 $ 51.79 $ 49.29
(a) Includes $2,619 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
69
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
US 500 Enhanced
Volatility Wtd
ETF
VictoryShares
US EQ Income
Enhanced
Volatility Wtd
ETF
VictoryShares
Free Cash Flow
ETF
Assets:
Investments, at value (Cost $360,608, $708,296 and $4,209,604) $ 416,852(a) $ 731,899 $ 4,282,316
Cash — — 18,489
Deposit with broker for futures contracts 303 455 2,005
Receivables:
Dividends, interest, and securities lending income 336 1,587 2,460
Capital shares issued — — 6,008
Investments sold — — 1,055
From Adviser 1 — 211
Variation margin on open futures contracts 5 19 97
Prepaid expenses 2 4 22
Total Assets 417,499 733,964 4,312,663
Liabilities:
Payables:
Collateral received on loaned securities 434 — —
Investments purchased — — 5,976
Capital shares redeemed — — 1,060
Payable to Adviser — 4 —
Accrued expenses and other payables:
Investment advisory fees 101 180 1,231
Administration fees 7 13 75
Custodian fees 5 9 38
Compliance fees —(b) 1 3
Trustees' fees —(b) —(b) 1
Other accrued expenses 29 45 500
Total Liabilities 576 252 8,884
Commitments and contingencies (Note 5 )
Net Assets:
Capital 503,757 1,132,596 4,479,471
Total accumulated earnings (loss) (86,834) (398,884) (175,692)
Net Assets $ 416,923 $ 733,712 $ 4,303,779
Shares outstanding (unlimited shares authorized, no par value): 5,850 11,500 121,770
Net asset value: $ 71.27 $ 63.80 $ 35.34
(a) Includes $417 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
70
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares
Free Cash Flow
Growth ETF
VictoryShares
International Free
Cash Flow ETF
Assets:
Investments, at value (Cost $289,001, $480,052 and $11,346) $ 288,994(a) $ 536,586 $ 11,452
Foreign currency, at value (Cost $—, $— and $1) — — 1
Cash 372 375 41
Deposit with broker for futures contracts 106 32 —
Receivables:
Dividends, interest, and securities lending income 115 156 3
Capital shares issued — 827 8,923
From Adviser 17 901 31
Variation margin on open futures contracts 1 2 —
Reclaims — — —(b)
Prepaid expenses 1 2 —
Total Assets 289,606 538,881 20,451
Liabilities:
Payables:
Collateral received on loaned securities 7,533 — —
Investments purchased — — 8,888
Accrued expenses and other payables:
Investment advisory fees 104 151 —(b)
Administration fees 5 9 —(b)
Custodian fees 3 4 —(b)
Compliance fees —(b) —(b) —(b)
Trustees' fees —(b) 1 —(b)
Other accrued expenses 47 86 30
Total Liabilities 7,692 251 8,918
Commitments and contingencies (Note 5 )
Net Assets:
Capital 316,300 508,111 11,423
Total accumulated earnings (loss) (34,386) 30,519 110
Net Assets $ 281,914 $ 538,630 $ 11,533
Shares outstanding (unlimited shares authorized, no par value): 10,760 20,425 450
Net asset value: $ 26.20 $ 26.37 $ 25.63
(a) Includes $8,202 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
71
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
International Free
Cash Flow Growth
ETF
Assets:
Investments, at value (Cost $11,334) $ 11,510
Foreign currency, at value (Cost $1) 1
Cash 58
Deposit with broker for futures contracts —(a)
Receivables:
Dividends and interest 1
Capital shares issued 8,891
From Adviser 31
Reclaims —(a)
Total Assets 20,492
Liabilities:
Payables:
Investments purchased 8,893
Accrued expenses and other payables:
Investment advisory fees —(a)
Administration fees —(a)
Custodian fees —(a)
Compliance fees —(a)
Trustees' fees —(a)
Other accrued expenses 31
Total Liabilities 8,924
Commitments and contingencies (Note 5 )
Net Assets:
Capital 11,390
Total accumulated earnings (loss) 178
Net Assets $ 11,568
Shares outstanding (unlimited shares authorized, no par value): 450
Net asset value: $ 25.71
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025
72
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares US
500 Volatility Wtd
ETF
VictoryShares
International
Volatility Wtd ETF
VictoryShares US
Large Cap High
Div Volatility Wtd
ETF
Investment Income:
Dividends $ 8,991 $ 3,691 $ 12,876
Interest 78 16 62
Securities lending (net of fees) 12 15 —(a)
Foreign tax withholding (2) (539) —
Total Income 9,079 3,183 12,938
Expenses:
Investment advisory fees 1,584 401 1,039
Administration fees 283 54 186
Sub-Administration fees 19 24 20
Custodian fees 27 62 19
Trustees' fees 30 7 21
Compliance fees 4 1 3
Legal and audit fees 35 15 26
Printing fees 32 12 28
Other expenses 23 19 17
Total Expenses 2,037 595 1,359
Expenses waived/reimbursed by Adviser (190) (145) (146)
Net Expenses 1,847 450 1,213
Net Investment Income (Loss) 7,232 2,733 11,725
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,540 3,221 19,016
Net realized gains (losses) from futures contracts (18) (4) (18)
Net realized gains (losses) from in-kind redemptions 16,396 — 4,355
Net change in unrealized appreciation/depreciation on investment securities 20,381 16,481 6,182
Net change in unrealized appreciation/depreciation on futures contracts 31 14 56
Net realized/unrealized gains (losses) on investments 54,330 19,712 29,591
Change in net assets resulting from operations $ 61,562 $ 22,445 $ 41,316
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025
73
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares US
Small Cap High
Div Volatility Wtd
ETF
VictoryShares
Dividend
Accelerator ETF
VictoryShares
US Multi-Factor
Minimum Volatility
ETF
Investment Income:
Dividends $ 10,766 $ 7,296 $ 2,149
Interest 43 38 18
Securities lending (net of fees) 8 —(a) —
Foreign tax withholding (4) — —(a)
Total Income 10,813 7,334 2,167
Expenses:
Investment advisory fees 868 738 365
Administration fees 155 132 65
Sub-Administration fees 20 20 20
Custodian fees 16 14 8
Trustees' fees 18 15 9
Compliance fees 2 2 1
Legal and audit fees 22 21 14
Printing fees 25 25 19
Other expenses 17 15 12
Total Expenses 1,143 982 513
Expenses waived/reimbursed by Adviser (131) (121) (88)
Net Expenses 1,012 861 425
Net Investment Income (Loss) 9,801 6,473 1,742
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 17,722 3,784 (3,203)
Net realized gains (losses) from futures contracts (207) (26) (13)
Net realized gains (losses) from in-kind redemptions 3,961 9,613 23,249
Net change in unrealized appreciation/depreciation on investment securities (9,929) 4,086 (9,823)
Net change in unrealized appreciation/depreciation on futures contracts 32 31 11
Net realized/unrealized gains (losses) on investments 11,579 17,488 10,221
Change in net assets resulting from operations $ 21,380 $ 23,961 $ 11,963
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025
74
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
US 500 Enhanced
Volatility Wtd ETF
VictoryShares
US EQ Income
Enhanced Volatility
Wtd ETF
VictoryShares Free
Cash Flow ETF
Investment Income:
Dividends $ 7,327 $ 29,257 $ 39,747
Interest 24 33 204
Securities lending (net of fees) 10 —(a) —(a)
Foreign tax withholding (2) — —(a)
Total Income 7,359 29,290 39,951
Expenses:
Investment advisory fees 1,284 2,361 7,366
Administration fees 229 422 1,118
Sub-Administration fees 20 20 20
Custodian fees 23 39 92
Trustees' fees 25 45 66
Compliance fees 4 7 15
Legal and audit fees 30 47 136
Printing fees 22 20 140
Other expenses 19 27 387
Recoupment of prior expenses waived/reimbursed by Adviser — 22 8
Total Expenses 1,656 3,010 9,348
Expenses waived/reimbursed by Adviser (159) (257) (1,099)
Net Expenses 1,497 2,753 8,249
Net Investment Income (Loss) 5,862 26,537 31,702
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 11,240 45,090 (238,799)
Net realized gains (losses) from futures contracts (22) 46 (151)
Net realized gains (losses) from in-kind redemptions 9,451 13,926 348,413
Net change in unrealized appreciation/depreciation on investment securities 23,441 11,037 71,603
Net change in unrealized appreciation/depreciation on futures contracts 29 113 635
Net realized/unrealized gains (losses) on investments 44,139 70,212 181,701
Change in net assets resulting from operations $ 50,001 $ 96,749 $ 213,403
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Period Ended June 30, 2025
75
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Small Cap Free
Cash Flow ETF
VictoryShares Free
Cash Flow Growth
ETF(a)
VictoryShares
International Free
Cash Flow ETF(b)
Investment Income:
Dividends $ 3,231 $ 678 $ 5
Interest 15 5 —(c)
Securities lending (net of fees) 48 — —
Foreign tax withholding —(c) — (1)
Total Income 3,294 683 4
Expenses:
Investment advisory fees 794 528 —(c)
Administration fees 94 80 —(c)
Sub-Administration fees 20 10 2
Custodian fees 11 7 —(c)
Trustees' fees 8 1 —(c)
Compliance fees 1 3 —(c)
Legal and audit fees 11 59 25
State registration and filing fees — 46 —
Printing fees 26 2 4
Other expenses 34 24 —(c)
Total Expenses 999 760 31
Expenses waived/reimbursed by Adviser (130) (165) (31)
Net Expenses 869 595 —(c)
Net Investment Income (Loss) 2,425 88 4
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (32,151) (26,059) —
Net realized gains (losses) from futures contracts (42) (8) —
Net realized gains (losses) from in-kind redemptions 36,311 24,350 —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations (379) 56,534 106
Net change in unrealized appreciation/depreciation on futures contracts 11 11 —
Net realized/unrealized gains (losses) on investments 3,750 54,828 106
Change in net assets resulting from operations $ 6,175 $ 54,916 $ 110
(a) Commencement of operations on December 4, 2024.
(b) Commencement of operations on June 26, 2025.
(c) Rounds to less than $1 thousand.

Statements of Operations
For the Period Ended June 30, 2025
76
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
International Free
Cash Flow Growth
ETF(a)
Investment Income:
Dividends $ 2
Interest —(b)
Foreign tax withholding —(b)
Total Income 2
Expenses:
Investment advisory fees —(b)
Administration fees —(b)
Sub-Administration fees 2
Custodian fees —(b)
Trustees' fees —(b)
Compliance fees —(b)
Legal and audit fees 25
Printing fees 4
Other expenses —(b)
Total Expenses 31
Expenses waived/reimbursed by Adviser (31)
Net Expenses —(b)
Net Investment Income (Loss) 2
Realized/Unrealized Gains (Losses) from Investments:
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 176
Net realized/unrealized gains (losses) on investments 176
Change in net assets resulting from operations $ 178
(a) Commencement of operations on June 26, 2025.
(b) Rounds to less than $1 thousand.

77
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Volatility
Wtd ETF
VictoryShares International
Volatility Wtd ETF
VictoryShares US Large Cap
High Div Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 7,232 $ 7,624 $ 2,733 $ 2,474 $ 11,725 $ 12,684
Net realized gains (losses) 33,918 41,255 3,217 757 23,353 8,219
Net change in unrealized appreciation/
depreciation 20,412 15,414 16,495 3,900 6,238 17,637
Change in net assets resulting from
operations 61,562 64,293 22,445 7,131 41,316 38,540
Change in net assets resulting from
distributions to shareholders (7,078) (7,856) (3,320) (2,793) (11,453) (13,211)
Change in net assets resulting from capital
transactions (38,526) (93,081) 2,197 — (16,414) (51,251)
Change in net assets 15,958 (36,644) 21,322 4,338 13,449 (25,922)
Net Assets:
Beginning of period 511,580 548,224 92,537 88,199 335,968 361,890
End of period $ 527,538 $ 511,580 $ 113,859 $ 92,537 $ 349,417 $ 335,968
Capital Transactions:
Proceeds from shares issued $ 8,437 $ 47,876 $ 2,197 $ — $ 9,862 $ 51,017
Cost of shares redeemed (46,963) (140,957) — — (26,276) (102,268)
Change in net assets resulting from capital
transactions $ (38,526) $ (93,081) $ 2,197 $ — $ (16,414) $ (51,251)
Share Transactions:
Issued 100 600 50 — 150 850
Redeemed (550) (1,850) — — (400) (1,750)
Change in Shares (450) (1,250) 50 — (250) (900)

78
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Small Cap
High Div Volatility Wtd ETF
VictoryShares Dividend
Accelerator ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 9,801 $ 11,539 $ 6,473 $ 5,408 $ 1,742 $ 2,132
Net realized gains (losses) 21,476 11,406 13,371 13,296 20,033 10,466
Net change in unrealized appreciation/
depreciation (9,897) 1,256 4,117 (1,373) (9,812) 4,379
Change in net assets resulting from
operations 21,380 24,201 23,961 17,331 11,963 16,977
Change in net assets resulting from
distributions to shareholders (9,674) (11,966) (6,236) (5,419) (1,613) (2,174)
Change in net assets resulting from capital
transactions (31,732) (105,654) (21,182) (22,235) (37,937) (569)
Change in net assets (20,026) (93,419) (3,457) (10,323) (27,587) 14,234
Net Assets:
Beginning of period 291,560 384,979 241,676 251,999 138,480 124,246
End of period $ 271,534 $ 291,560 $ 238,219 $ 241,676 $ 110,893 $ 138,480
Capital Transactions:
Proceeds from shares issued $ 5,427 $ 100,387 $ 35,938 $ 100,227 $ 84,180 $ 76,770
Cost of shares redeemed (37,159) (206,041) (57,120) (122,462) (122,117) (77,339)
Change in net assets resulting from capital
transactions $ (31,732) $ (105,654) $ (21,182) $ (22,235) $ (37,937) $ (569)
Share Transactions:
Issued 100 1,850 700 2,100 1,750 1,850
Redeemed (650) (3,900) (1,100) (2,550) (2,550) (1,850)
Change in Shares (550) (2,050) (400) (450) (800) —

79
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US 500 Enhanced
Volatility Wtd ETF
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow
ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,862 $ 8,543 $ 26,537 $ 43,652 $ 31,702 $ 2,395
Net realized gains (losses) 20,669 18,775 59,062 8,345 109,463 17,554
Net change in unrealized appreciation/
depreciation 23,470 (4,143) 11,150 (5,397) 72,238 484
Change in net assets resulting from
operations 50,001 23,175 96,749 46,600 213,403 20,433
Change in net assets resulting from
distributions to shareholders (5,766) (10,078) (26,172) (47,399) (31,008) (2,376)
Change in net assets resulting from capital
transactions (54,905) (254,871) (142,124) (779,146) 3,672,972 385,655
Change in net assets (10,670) (241,774) (71,547) (779,945) 3,855,367 403,712
Net Assets:
Beginning of period 427,593 669,367 805,259 1,585,204 448,412 44,700
End of period $ 416,923 $ 427,593 $ 733,712 $ 805,259 $ 4,303,779 $ 448,412
Capital Transactions:
Proceeds from shares issued $ — $ — $ 12,560 $ 19,717 $ 5,773,042 $ 554,519
Cost of shares redeemed (54,905) (254,871) (154,684) (798,863) (2,100,070) (168,864)
Change in net assets resulting from capital
transactions $ (54,905) $ (254,871) $ (142,124) $ (779,146) $ 3,672,972 $ 385,655
Share Transactions:
Issued — — 200 350 168,330 18,320
Redeemed (800) (4,200) (2,450) (14,100) (61,070) (5,570)
Change in Shares (800) (4,200) (2,250) (13,750) 107,260 12,750

80
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Small Cap Free
Cash Flow ETF
VictoryShares
Free Cash Flow
Growth ETF
VictoryShares
International
Free Cash Flow
ETF
Year
Ended
June 30, 2025
For the Period
December 21,
2023
(a)
through
June 30, 2024
For the Period
December 4,
2024
(a)
through
June 30, 2025
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,425 $ 302 $ 88 $ 4
Net realized gains (losses) 4,118 1,169 (1,717) —
Net change in unrealized appreciation/depreciation (368) 372 56,545 106
Change in net assets resulting from operations 6,175 1,843 54,916 110
Change in net assets resulting from distributions to shareholders (2,414) (261) (47) —
Change in net assets resulting from capital transactions 222,915 53,656 483,761 11,423
Change in net assets 226,676 55,238 538,630 11,533
Net Assets:
Beginning of period 55,238 — — —
End of period $ 281,914 $ 55,238 $ 538,630 $ 11,533
Capital Transactions:
Proceeds from shares issued $ 420,477 $ 76,919 $ 606,743 $ 11,423
Cost of shares redeemed (197,562) (23,263) (122,982) —
Change in net assets resulting from capital transactions $ 222,915 $ 53,656 $ 483,761 $ 11,423
Share Transactions:
Issued 16,350 3,020 25,400 450
Redeemed (7,710) (900) (4,975) —
Change in Shares 8,640 2,120 20,425 450
(a) Commencement of operations.

81
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares
International
Free Cash Flow
Growth ETF
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2
Net realized gains (losses) —
Net change in unrealized appreciation/depreciation 176
Change in net assets resulting from operations 178
Change in net assets resulting from capital transactions 11,390
Change in net assets 11,568
Net Assets:
Beginning of period —
End of period $ 11,568
Capital Transactions:
Proceeds from shares issued $ 11,390
Change in net assets resulting from capital transactions $ 11,390
Share Transactions:
Issued 450
Change in Shares 450
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
82
See notes to financial statements.
VictoryShares US 500 Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $79.31 $71.20 $64.27 $71.26 $50.57
Investment Activities:
Net investment income (loss)(a) 1.16 1.08 1.08 0.94 0.69
Net realized and unrealized gains (losses) 8.59 8.14 6.95 (6.99) 20.68
Total from Investment Activities 9.75 9.22 8.03 (6.05) 21.37
Distributions to Shareholders from:
Net investment income (1.14) (1.11) (1.10) (0.94) (0.68)
Total Distributions (1.14) (1.11) (1.10) (0.94) (0.68)
Net Asset Value, End of Period $87.92 $79.31 $71.20 $64.27 $71.26
Total Return(b) 12.36% 13.07% 12.62% (8.63)% 42.51%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.37% 1.45% 1.59% 1.30% 1.13%
Gross Expenses(c) 0.39% 0.39% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $527,538 $511,580 $548,224 $533,403 $705,437
Portfolio Turnover(d) 24% 21% 24% 21% 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

83
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $42.06 $40.09 $36.36 $44.89 $34.63
Investment Activities:
Net investment income (loss)(a) 1.22 1.12 1.05 1.20 0.95
Net realized and unrealized gains (losses) 8.81 2.12 3.60 (8.23) 10.25
Total from Investment Activities 10.03 3.24 4.65 (7.03) 11.20
Distributions to Shareholders from:
Net investment income (1.49) (1.27) (0.92) (1.50) (0.94)
Total Distributions (1.49) (1.27) (0.92) (1.50) (0.94)
Net Asset Value, End of Period $50.60 $42.06 $40.09 $36.36 $44.89
Total Return(b) 24.36% 8.20% 12.96% (16.10)% 32.59%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 2.73% 2.76% 2.80% 2.79% 2.34%
Gross Expenses(c) 0.60% 0.60% 0.64% 0.58% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $113,859 $92,537 $88,199 $92,713 $116,710
Portfolio Turnover(d) 27% 30% 30% 32% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
84
See notes to financial statements.
VictoryShares US Large Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $61.09 $56.55 $58.02 $56.68 $39.52
Investment Activities:
Net investment income (loss)(a) 2.24 2.12 2.04 1.84 1.45
Net realized and unrealized gains (losses) 5.42 4.63 (1.52) 1.30 17.10
Total from Investment Activities 7.66 6.75 0.52 3.14 18.55
Distributions to Shareholders from:
Net investment income (2.19) (2.21) (1.99) (1.80) (1.39)
Total Distributions (2.19) (2.21) (1.99) (1.80) (1.39)
Net Asset Value, End of Period $66.56 $61.09 $56.55 $58.02 $56.68
Total Return(b) 12.65% 12.24% 0.86% 5.50% 47.74%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.38% 3.65% 3.51% 3.06% 3.04%
Gross Expenses(c) 0.39% 0.40% 0.40% 0.40% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $349,417 $335,968 $361,890 $284,307 $221,056
Portfolio Turnover(d) 44% 38% 47% 43% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

85
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Small Cap High Div Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $53.50 $51.33 $52.43 $59.95 $36.75
Investment Activities:
Net investment income (loss)(a) 1.96 1.81 1.97 1.83 1.85
Net realized and unrealized gains (losses) 1.90 2.24 (1.14) (7.52) 23.26
Total from Investment Activities 3.86 4.05 0.83 (5.69) 25.11
Distributions to Shareholders from:
Net investment income (1.94) (1.88) (1.93) (1.83) (1.91)
Total Distributions (1.94) (1.88) (1.93) (1.83) (1.91)
Net Asset Value, End of Period $55.42 $53.50 $51.33 $52.43 $59.95
Total Return(b) 7.14% 8.02% 1.62% (9.76)% 69.75%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.39% 3.45% 3.77% 3.14% 3.51%
Gross Expenses(c) 0.40% 0.40% 0.40% 0.40% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $271,534 $291,560 $384,979 $270,019 $251,797
Portfolio Turnover(d) 66% 73% 82% 68% 104%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
86
See notes to financial statements.
VictoryShares Dividend Accelerator ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $48.34 $46.24 $41.48 $44.12 $33.14
Investment Activities:
Net investment income (loss)(a) 1.35 1.01 0.87 0.70 0.66
Net realized and unrealized gains (losses) 3.41 2.10 4.75 (2.63) 10.95
Total from Investment Activities 4.76 3.11 5.62 (1.93) 11.61
Distributions to Shareholders from:
Net investment income (1.31) (1.01) (0.86) (0.71) (0.63)
Total Distributions (1.31) (1.01) (0.86) (0.71) (0.63)
Net Asset Value, End of Period $51.79 $48.34 $46.24 $41.48 $44.12
Total Return(b) 9.92% 6.81% 13.68% (4.49)% 35.33%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 2.63% 2.15% 1.97% 1.55% 1.67%
Gross Expenses(c) 0.40% 0.40% 0.40% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $238,219 $241,676 $251,999 $277,909 $344,154
Portfolio Turnover(d) 39% 50% 54% 43% 41%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

87
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US Multi-Factor Minimum Volatility ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $45.40 $40.74 $36.75 $38.15 $30.73
Investment Activities:
Net investment income (loss)(a) 0.69 0.69 0.76 0.66 0.62
Net realized and unrealized gains (losses) 3.84 4.68 4.01 (1.39) 7.43
Total from Investment Activities 4.53 5.37 4.77 (0.73) 8.05
Distributions to Shareholders from:
Net investment income (0.64) (0.71) (0.78) (0.67) (0.63)
Total Distributions (0.64) (0.71) (0.78) (0.67) (0.63)
Net Asset Value, End of Period $49.29 $45.40 $40.74 $36.75 $38.15
Total Return(b) 10.01% 13.33% 13.15% (2.04)% 26.47%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.43% 1.64% 1.98% 1.66% 1.80%
Gross Expenses(c) 0.42% 0.42% 0.42% 0.41% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $110,893 $138,480 $124,246 $119,441 $164,065
Portfolio Turnover(d) 71% 48% 73% 63% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
88
See notes to financial statements.
VictoryShares US 500 Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $64.30 $61.69 $64.36 $71.28 $51.88
Investment Activities:
Net investment income (loss)(a) 0.94 1.02 1.29 0.87 0.70
Net realized and unrealized gains (losses) 6.96 2.76 (1.29) (6.95) 19.32
Total from Investment Activities 7.90 3.78 —(b) (6.08) 20.02
Distributions to Shareholders from:
Net investment income (0.93) (1.17) (1.26) (0.84) (0.62)
Net realized gains — — (1.41) — —
Total Distributions (0.93) (1.17) (2.67) (0.84) (0.62)
Net Asset Value, End of Period $71.27 $64.30 $61.69 $64.36 $71.28
Total Return(c) 12.36% 6.23% (0.12)% (8.67)% 38.78%
Ratios to Average Net Assets:
Net Expenses(d) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 1.37% 1.66% 2.00% 1.20% 1.13%
Gross Expenses(d) 0.39% 0.40% 0.39% 0.38% 0.39%
Supplemental Data:
Net Assets at end of period (000's) $416,923 $427,593 $669,367 $891,353 $937,341
Portfolio Turnover(e) 24%(f) 117%(f) 271%(g) 101%(h) 34%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Excludes impact of in-kind transactions.
(f) Portfolio turnover decreased significantly due to the long/cash strategy.
(g)
Increased trading levels in a given year reflect additional portfolio transactions required to track the “enhanced volatility” methodology of the Fund’s underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.
(h) Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

89
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $58.56 $57.64 $66.11 $64.57 $46.58
Investment Activities:
Net investment income (loss)(a) 2.14 2.29 2.18 2.14 1.56
Net realized and unrealized gains (losses) 5.21 1.05 (8.47) 1.42 17.87
Total from Investment Activities 7.35 3.34 (6.29) 3.56 19.43
Distributions to Shareholders from:
Net investment income (2.11) (2.42) (2.18) (2.02) (1.44)
Total Distributions (2.11) (2.42) (2.18) (2.02) (1.44)
Net Asset Value, End of Period $63.80 $58.56 $57.64 $66.11 $64.57
Total Return(b) 12.66% 6.01% (9.69)% 5.49% 42.31%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.37% 4.02% 3.47% 3.13% 2.80%
Gross Expenses(c) 0.38% 0.39% 0.38% 0.39% 0.40%
Supplemental Data:
Net Assets at end of period (000's) $733,712 $805,259 $1,585,204 $1,907,396 $916,846
Portfolio Turnover(d) 45%(e) 196%(e) 333%(f) 41% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.
(e) Portfolio turnover decreased significantly due to the long/cash strategy.
(f) Portfolio turnover increased significantly due to tactical rebalances.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
90
See notes to financial statements.
VictoryShares Free Cash Flow ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
June 22,
2023(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $30.90 $25.40 $25.00
Investment Activities:
Net investment income (loss)(b) 0.51 0.42 0.01
Net realized and unrealized gains (losses) 4.39 5.48 0.39
Total from Investment Activities 4.90 5.90 0.40
Distributions to Shareholders from:
Net investment income (0.46) (0.40) —
Total Distributions (0.46) (0.40) —
Net Asset Value, End of Period $35.34 $30.90 $25.40
Total Return(c)(d) 15.93% 23.39% 1.59%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39% 0.39% 0.35%(g)
Net Investment Income (Loss)(e) 1.50% 1.41% 2.30%
Gross Expenses(e)(f) 0.44% 0.48% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $4,303,779 $448,412 $44,700
Portfolio Turnover(c)(h) 142% 118%( i ) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.
( i ) Reflects overall increase in trading due to prior period’s portfolio turnover ratio not being indicative of 12 months of operations.

91
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares Small Cap Free
Cash Flow ETF
Year
Ended
June 30, 2025
December 21,
2023(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $26.06 $25.00
Investment Activities:
Net investment income (loss)(b) 0.35 0.21
Net realized and unrealized gains (losses) 0.14 1.00
Total from Investment Activities 0.49 1.21
Distributions to Shareholders from:
Net investment income (0.35) (0.15)
Total Distributions (0.35) (0.15)
Net Asset Value, End of Period $26.20 $26.06
Total Return(c)(d) 1.94% 4.83%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.49% 0.49%
Net Investment Income (Loss)(e) 1.37% 1.51%
Gross Expenses(e)(f) 0.56% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $281,914 $55,238
Portfolio Turnover(c)(g) 125% 77%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
92
See notes to financial statements.
VictoryShares
Free Cash
Flow Growth
ETF
December 4,
2024(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.01
Net realized and unrealized gains (losses) 1.37
Total from Investment Activities 1.38
Distributions to Shareholders from:
Net investment income (0.01)
Total Distributions (0.01)
Net Asset Value, End of Period $26.37
Total Return(c)(d) 5.51%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.39%
Net Investment Income (Loss)(e) 0.06%
Gross Expenses(e)(f) 0.50%
Supplemental Data:
Net Assets at end of period (000's) $538,630
Portfolio Turnover(c)(g) 96%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

93
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
International
Free Cash
Flow ETF
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.02
Net realized and unrealized gains (losses) 0.61
Total from Investment Activities 0.63
Net Asset Value, End of Period $25.63
Total Return(c)(d) 2.52%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56%
Net Investment Income (Loss)(e) 6.12%
Gross Expenses(e)(f) 53.32%
Supplemental Data:
Net Assets at end of period (000's) $11,533
Portfolio Turnover(c)(g) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
94
See notes to financial statements.
VictoryShares
International
Free Cash
Flow Growth
ETF
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.01
Net realized and unrealized gains (losses) 0.70
Total from Investment Activities 0.71
Net Asset Value, End of Period $25.71
Total Return(c)(d) 2.82%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.56%
Net Investment Income (Loss)(e) 2.52%
Gross Expenses(e)(f) 53.18%
Supplemental Data:
Net Assets at end of period (000's) $11,568
Portfolio Turnover(c)(g) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2025
Victory Portfolios II
95
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following 13 funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations December 4, 2024.
** Commenced operations June 26, 2025.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares at Net Asset
Value (“NAV”) only in aggregations of 50,000 shares and 10,000 shares for Free Cash Flow ETF, Small Cap Free Cash Flow ETF and Free
Cash Flow Growth ETF (each a “Creation Unit”). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
Funds (Legal Name) Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF US 500 Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF US Small Cap High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF US EQ Income Enhanced Volatility Wtd ETF
VictoryShares Free Cash Flow ETF Free Cash Flow ETF
VictoryShares Small Cap Free Cash Flow ETF Small Cap Free Cash Flow ETF
VictoryShares Free Cash Flow Growth ETF* Free Cash Flow Growth ETF
VictoryShares International Free Cash Flow ETF** International Free Cash Flow ETF
VictoryShares International Free Cash Flow Growth ETF** International Free Cash Flow Growth ETF

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
96
The transaction fees for each Fund are listed below:
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US 500 Volatility Wtd ETF ............................................... $ 750 2.00%
International Volatility Wtd ETF ........................................... 6,000 2.00%
US Large Cap High Div Volatility Wtd ETF ................................... 250 2.00%
US Small Cap High Div Volatility Wtd ETF ................................... 250 2.00%
Dividend Accelerator ETF ............................................... 250 2.00%
US Multi-Factor Minimum Volatility ETF .................................... 250 2.00%
US 500 Enhanced Volatility Wtd ETF ....................................... 750 2.00%
US EQ Income Enhanced Volatility Wtd ETF .................................. 250 2.00%
Free Cash Flow ETF ................................................... 250 2.00%
Small Cap Free Cash Flow ETF ........................................... 250 2.00%
Free Cash Flow Growth ETF ............................................. 250 2.00%
International Free Cash Flow ETF .......................................... 1,500 2.00%
International Free Cash Flow Growth ETF .................................... 1,500 2.00%
*   As a percentage of the amount invested
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF
Common Stocks ............................................... $ 525,941 $ — $ — $ 525,941

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
97
Level 1 Level 2 Level 3 Total
US 500 Volatility Wtd ETF, continued
Collateral for Securities Loaned ................................... $ 552 $ — $ — $ 552
Total ....................................................... $ 526,493 $ — $ — $ 526,493
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 35 — — 35
Total ....................................................... $ 35 $ — $ — $ 35
International Volatility Wtd ETF
Common Stocks ............................................... 112,542 — —(a) 112,542
Warrants .................................................... — — —(a) —(a)
Collateral for Securities Loaned ................................... 2,077 — — 2,077
Total ....................................................... $ 114,619 $ — $ —(a) $ 114,619
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 15 — — 15
Total ....................................................... $ 15 $ — $ — $ 15
US Large Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 346,813 — — 346,813
Total ....................................................... $ 346,813 $ — $ — $ 346,813
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 57 — — 57
Total ....................................................... $ 57 $ — $ — $ 57
US Small Cap High Div Volatility Wtd ETF
Common Stocks ............................................... 269,646 — — 269,646
Collateral for Securities Loaned ................................... 2,700 — — 2,700
Total ....................................................... $ 272,346 $ — $ — $ 272,346
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 41 — — 41
Total ....................................................... $ 41 $ — $ — $ 41
Dividend Accelerator ETF
Common Stocks ............................................... 236,639 — — 236,639
Total ....................................................... $ 236,639 $ — $ — $ 236,639
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 32 — — 32
Total ....................................................... $ 32 $ — $ — $ 32

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
98
Level 1 Level 2 Level 3 Total
US Multi-Factor Minimum Volatility ETF
Common Stocks ............................................... $ 110,358 $ — $ — $ 110,358
Total ....................................................... $ 110,358 $ — $ — $ 110,358
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 11 — — 11
Total ....................................................... $ 11 $ — $ — $ 11
US 500 Enhanced Volatility Wtd ETF
Common Stocks ............................................... 415,653 — — 415,653
Investment Companies .......................................... 765 — — 765
Collateral for Securities Loaned ................................... 434 — — 434
Total ....................................................... $ 416,852 $ — $ — $ 416,852
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 34 — — 34
Total ....................................................... $ 34 $ — $ — $ 34
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks ............................................... 728,248 — — 728,248
Investment Companies .......................................... 3,651 — — 3,651
Total ....................................................... $ 731,899 $ — $ — $ 731,899
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 113 — — 113
Total ....................................................... $ 113 $ — $ — $ 113
Free Cash Flow ETF
Common Stocks ............................................... 4,282,316 — — 4,282,316
Total ....................................................... $ 4,282,316 $ — $ — $ 4,282,316
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 638 — — 638
Total ....................................................... $ 638 $ — $ — $ 638
Small Cap Free Cash Flow ETF
Common Stocks ............................................... 281,461 — — 281,461
Collateral for Securities Loaned ................................... 7,533 — — 7,533
Total ....................................................... $ 288,994 $ — $ — $ 288,994
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 12 — — 12
Total ....................................................... $ 12 $ — $ — $ 12

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
99
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Level 1 Level 2 Level 3 Total
Free Cash Flow Growth ETF
Common Stocks ............................................... $ 536,586 $ — $ — $ 536,586
Total ....................................................... $ 536,586 $ — $ — $ 536,586
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 11 — — 11
Total ....................................................... $ 11 $ — $ — $ 11
International Free Cash Flow ETF
Common Stocks ............................................... 11,452 — — 11,452
Total ....................................................... $ 11,452 $ — $ — $ 11,452
International Free Cash Flow Growth ETF
Common Stocks ............................................... 11,510 — — 11,510
Total ....................................................... $ 11,510 $ — $ — $ 11,510
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value security.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
100
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Equity Risk Exposure: 999,000
US 500 Volatility Wtd ETF ............................................................................. $ 35
International Volatility Wtd ETF ......................................................................... 15
US Large Cap High Div Volatility Wtd ETF ................................................................. 57
US Small Cap High Div Volatility Wtd ETF ................................................................. 41
Dividend Accelerator ETF ............................................................................. 32
US Multi-Factor Minimum Volatility ETF .................................................................. 11
US 500 Enhanced Volatility Wtd ETF ..................................................................... 34
US EQ Income Enhanced Volatility Wtd ETF ................................................................ 113
Free Cash Flow ETF ................................................................................. 638
Small Cap Free Cash Flow ETF ......................................................................... 12
Free Cash Flow Growth ETF ........................................................................... 11
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: (463,000) 974,000
US 500 Volatility Wtd ETF ........................................................... $ (18) $ 31
International Volatility Wtd ETF ....................................................... (4) 14
US Large Cap High Div Volatility Wtd ETF ............................................... (18) 56
US Small Cap High Div Volatility Wtd ETF ............................................... (207) 32
Dividend Accelerator ETF ........................................................... (26) 31
US Multi-Factor Minimum Volatility ETF ................................................ (13) 11
US 500 Enhanced Volatility Wtd ETF ................................................... (22) 29
US EQ Income Enhanced Volatility Wtd ETF .............................................. 46 113
Free Cash Flow ETF ............................................................... (151) 635
Small Cap Free Cash Flow ETF ....................................................... (42) 11
Free Cash Flow Growth ETF ......................................................... (8) 11

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
101
on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default. The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025
(amounts in thousands):
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US 500 Volatility Wtd ETF .......................................... $ 533 $ — $ 552
International Volatility Wtd ETF ...................................... 1,990 — 2,077
US Small Cap High Div Volatility Wtd ETF .............................. 2,619 — 2,700
US 500 Enhanced Volatility Wtd ETF .................................. 417 — 434
Small Cap Free Cash Flow ETF ...................................... 8,202 714 7,533

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
102
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US 500 Volatility Wtd ETF .................................. $ 130,313 $ 129,104 $ 8,389 $ 46,732
International Volatility Wtd ETF .............................. 26,703 27,411 1,987 —
US Large Cap High Div Volatility Wtd ETF ...................... 153,731 153,745 9,821 26,102
US Small Cap High Div Volatility Wtd ETF ...................... 192,755 192,270 5,411 36,977
Dividend Accelerator ETF .................................. 95,232 94,734 35,750 56,902
US Multi-Factor Minimum Volatility ETF ....................... 86,081 85,737 83,930 121,872
US 500 Enhanced Volatility Wtd ETF .......................... 104,373 103,425 — 54,661
US EQ Income Enhanced Volatility Wtd ETF ..................... 356,241 354,965 12,496 153,764
Free Cash Flow ETF ...................................... 3,073,185 3,008,463 5,682,712 2,093,412
Small Cap Free Cash Flow ETF .............................. 221,578 219,122 419,194 197,734
Free Cash Flow Growth ETF ................................ 284,951 281,493 601,040 122,701
International Free Cash Flow ETF ............................. 209 — 11,138 —
International Free Cash Flow Growth ETF ....................... 232 — 11,103 —
International Volatility Wtd ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
US Multi-Factor Minimum Volatility ETF
Ownership %
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
103
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1
Small Cap Free Cash Flow ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.8
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.7
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.8
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.9
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.0
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
International Free Cash Flow ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 57.8
International Free Cash Flow Growth ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 57.8
Flat Rate
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
104
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust. Prior to March 1, 2025, Foreside Fund Services, LLC served as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees. In addition, through arrangement with the fund's custodian, the
International Free Cash Flow ETF and International Free Cash Flow Growth ETF's custodian expenses are waived for the first 6 months of operations.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2025
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49%
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39%(a)
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%(b)
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.56%(b)
(a) In effect from December 4, 2024, until October 31, 2026.
(b) In effect from June 26, 2025, until October 31, 2026.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
105
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
For the year ended June 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands):
As of  June 30, 2025 , the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2025, the Adviser voluntarily waived the following amounts
(amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
Amount
US EQ Income Enhanced Volatility Wtd ETF ................................................................. $ 22
Free Cash Flow ETF .................................................................................. 8
Expires
2026
Expires
2027
Expires
2028 Total
US 500 Volatility Wtd ETF .............................................. $ 42 $ 59 $ 21 $ 122
International Volatility Wtd ETF .......................................... 134 106 113 353
US Large Cap High Div Volatility Wtd ETF .................................. 45 61 35 141
US Small Cap High Div Volatility Wtd ETF .................................. 50 63 39 152
Dividend Accelerator ETF .............................................. 48 53 43 144
US Multi-Factor Minimum Volatility ETF ................................... 45 48 49 142
US 500 Enhanced Volatility Wtd ETF ...................................... 28 65 23 116
US EQ Income Enhanced Volatility Wtd ETF ................................. 22 90 6 118
Free Cash Flow ETF .................................................. — 91 432 523
Small Cap Free Cash Flow ETF .......................................... — 70 73 143
Free Cash Flow Growth ETF ............................................ — — 118 118
International Free Cash Flow ETF ......................................... — — 31 31
International Free Cash Flow Growth ETF ................................... — — 31 31
Amount
US 500 Volatility Wtd ETF .............................................................................. $ 169
International Volatility Wtd ETF .......................................................................... 32
US Large Cap High Div Volatility Wtd ETF .................................................................. 111
US Small Cap High Div Volatility Wtd ETF .................................................................. 92
Dividend Accelerator ETF .............................................................................. 78
US Multi-Factor Minimum Volatility ETF ................................................................... 39
US 500 Enhanced Volatility Wtd ETF ...................................................................... 136
US EQ Income Enhanced Volatility Wtd ETF ................................................................. 251
Free Cash Flow ETF .................................................................................. 667
Small Cap Free Cash Flow ETF .......................................................................... 57
Free Cash Flow Growth ETF ............................................................................ 47
International Free Cash Flow ETF ......................................................................... —(a)
International Free Cash Flow Growth ETF ................................................................... —(a)
(a) Rounds to less than $1 thousand.

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2025

	US 500 Volatility Wtd ETF	International Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF	Dividend Accelerator ETF	US Multi-Factor Minimum Volatility ETF	US 500 Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF	Free Cash Flow ETF	Small Cap Free Cash Flow ETF	Free Cash Flow Growth ETF	International Free Cash Flow ETF	International Free Cash Flow Growth ETF
Equity Securities Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
General Market Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Limited History of Operations									X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X	X	X
Foreign Securities Risk		X										X	X
Large-Capitalization Stock Risk	X		X		X	X	X	X	X		X
Dividend Investment Strategy Risk			X	X	X			X
Small-Capitalization Stock Risk				X						X
Mid-Capitalization Stock Risk					X	X
Sector Focus Risk		X		X	X				X		X	X	X

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Limited History of Operations Risk — the Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.

Large-Shareholder Risk — Certain large shareholders, including other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares.  The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund’s distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund’s shareholders subject to federal income tax and/or accelerate the realization of taxable income and cause the Fund to make taxable distributions to its shareholders earlier than the Fund otherwise would have. To the extent a larger shareholder is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Large-Capitalization Stock Risk — The securities of large-sized companies may underperform the securities of smaller-sized companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Dividend Investment Strategy Risk — The Fund(s) dividend strategy may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. In addition, the Index may not successfully identify companies that meet its objectives.

Small-Capitalization Stock Risk — Certain Funds invest in small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, making it difficult for a Fund to buy and sell them at the time and price desired, and these issuers often face greater business risks. Small-capitalization companies typically are less financially stable than larger, more established companies, and may depend on a small number

106

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
107
of key personnel, making them vulnerable to loss of personnel. These companies also generally have less diverse product lines than larger capitalization companies and are more susceptible to adverse developments related to their products.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Sector Focus Risk — To the extent a Fund (or Funds) focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Consumer Staples Sector Risk — Companies in the consumer staples sector may be affected by general economic conditions, commodity production and pricing, consumer confidence and spending, consumer preferences, interest rates, and product cycles. They are subject to government regulation affecting their products, which may negatively impact such companies’ and consumer spending and may be adversely affected by changes impacting consumer spending. Companies in the consumer staples sector have historically been characterized as non-cy-
clical in nature and therefore less volatile.
Energy Sector Risk — Companies operating in the energy sector may be cyclical and highly dependent on energy prices. They may be ad-
versely impacted by general economic conditions, worldwide demand, political instability in the regions that the companies operate, govern-
ment regulation stipulating rates charged by utilities, interest rate sensitivity, oil and other energy price volatility, energy conservation efforts, environmental policies, depletion of resources, the cost of providing the specific utility services, and other factors that they cannot control.
Companies in this sector may be subject to substantial government regulation and contractual fixed pricing. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims, and risk of loss from terrorism and natural disasters.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
Health Care Sector Risk — Companies in the health care sector may be adversely affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, product obsolescence, industry innovation, changes in technologies, and other market developments. Companies in the health care sector are heavily dependent on patent protection and the expiration of patents may ad-
versely affect these companies. Many of these companies are subject to extensive litigation based on product liability and similar claims. These companies are subject to competitive forces that may make it difficult to raise prices.
Industrials Sector Risk — Companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, and economic conditions also affect the performance of investments in such issuers. Aerospace and defense companies, a component of the industrials sector, can be significantly affected by govern-
ment spending policies. Transportation companies may experience occasional sharp price movements, which may result from changes in the economy, fuel prices, labor agreements, and insurance costs.
Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel.
The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These com-
panies may be developing or marketing new products or services for which markets are not yet established and may never become established.
Utilities Sector Risk — Companies in the utilities sector may be adversely affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact these companies. Certain utility companies are frequently more similar to companies in the industrial sector. The utilities sector also can be significantly affected by financing difficulties, changes in taxation, natural resource conservation, and commodity price fluctuations.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
108
the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Declared Paid
US 500 Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Large Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Cap High Div Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Dividend Accelerator ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Multi-Factor Minimum Volatility ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US 500 Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US EQ Income Enhanced Volatility Wtd ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Small Cap Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Free Cash Flow Growth ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
US 500 Volatility Wtd ETF .................................................................... $ (16,477) $ 16,477
US Large Cap High Div Volatility Wtd ETF ........................................................ (4,457) 4,457
US Small Cap High Div Volatility Wtd ETF ........................................................ (4,083) 4,083
Dividend Accelerator ETF .................................................................... (9,589) 9,589
US Multi-Factor Minimum Volatility ETF ......................................................... (23,300) 23,300
US 500 Enhanced Volatility Wtd ETF ............................................................ (6,641) 6,641
US EQ Income Enhanced Volatility Wtd ETF ....................................................... (13,880) 13,880
Free Cash Flow ETF ........................................................................ (348,385) 348,385
Small Cap Free Cash Flow ETF ................................................................ (36,210) 36,210
Free Cash Flow Growth ETF .................................................................. (24,350) 24,350

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
109
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments and mark to market on futures contracts.
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF ................................................................. $ 7,078 $ 7,078
International Volatility Wtd ETF ............................................................. 3,320 3,320
US Large Cap High Div Volatility Wtd ETF ..................................................... 11,453 11,453
US Small Cap High Div Volatility Wtd ETF ..................................................... 9,674 9,674
Dividend Accelerator ETF ................................................................. 6,236 6,236
US Multi-Factor Minimum Volatility ETF ...................................................... 1,613 1,613
US 500 Enhanced Volatility Wtd ETF ......................................................... 5,766 5,766
US EQ Income Enhanced Volatility Wtd ETF .................................................... 26,172 26,172
Free Cash Flow ETF ..................................................................... 31,008 31,008
Small Cap Free Cash Flow ETF ............................................................. 2,414 2,414
Free Cash Flow Growth ETF ............................................................... 47 47
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US 500 Volatility Wtd ETF .................................................................... $ 7,856 $ 7,856
International Volatility Wtd ETF ................................................................ 2,793 2,793
US Large Cap High Div Volatility Wtd ETF ........................................................ 13,211 13,211
US Small Cap High Div Volatility Wtd ETF ........................................................ 11,966 11,966
Dividend Accelerator ETF .................................................................... 5,419 5,419
US Multi-Factor Minimum Volatility ETF ......................................................... 2,174 2,174
US 500 Enhanced Volatility Wtd ETF ............................................................ 10,078 10,078
US EQ Income Enhanced Volatility Wtd ETF ....................................................... 47,399 47,399
Free Cash Flow ETF ........................................................................ 2,37 6 2,37 6
Small Cap Free Cash Flow ETF ................................................................ 261 261
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
US 500 Volatility Wtd ETF ................ $ 527 $ 527 $ — $ (78,843) $ 129,929 $ 51,613
International Volatility Wtd ETF ............ 527 527 35 (4,196) 28,780 25,146
US Large Cap High Div Volatility Wtd ETF .... 916 916 — (55,962) 16,801 (38,245)
US Small Cap High Div Volatility Wtd ETF .... 743 743 — (85,873) (9,064) (94,194)
Dividend Accelerator ETF ................ 754 754 — (28,656) 9,779 (18,123)
US Multi-Factor Minimum Volatility ETF ..... 161 161 — (28,698) 8,575 (19,962)
US 500 Enhanced Volatility Wtd ETF ........ 412 412 — (124,796) 37,550 (86,834)
US EQ Income Enhanced Volatility Wtd ETF ... 1,930 1,930 — (423,878) 23,064 (398,884)
Free Cash Flow ETF .................... 9,058 9,058 — (244,587) 59,837 (175,692)
Small Cap Free Cash Flow ETF ............ 245 245 — (34,238) (393) (34,386)
Free Cash Flow Growth ETF .............. 41 41 — (23,059) 53,537 30,519
International Free Cash Flow ETF ........... 6 6 — — 104 110
International Free Cash Flow Growth ETF ..... 2 2 — — 176 178

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
110
During the tax year ended June 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser’s Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Amount
US 500 Volatility Wtd ETF .............................................................................. $ (17,461)
International Volatility Wtd ETF .......................................................................... (2,935)
US Large Cap High Div Volatility Wtd ETF .................................................................. (18,991)
US Small Cap High Div Volatility Wtd ETF .................................................................. (17,347)
Dividend Accelerator ETF .............................................................................. (3,739)
US 500 Enhanced Volatility Wtd ETF ...................................................................... (6,718)
US EQ Income Enhanced Volatility Wtd ETF ................................................................. (45,097)
Short-Term
Amount
Long-Term
Amount Total
US 500 Volatility Wtd ETF ............................................... $ (46,339) $ (32,504) $ (78,843)
International Volatility Wtd ETF ........................................... (3,184) (1,012) (4,196)
US Large Cap High Div Volatility Wtd ETF ................................... (33,646) (22,316) (55,962)
US Small Cap High Div Volatility Wtd ETF ................................... (52,480) (33,393) (85,873)
Dividend Accelerator ETF ............................................... (9,859) (18,797) (28,656)
US Multi-Factor Minimum Volatility ETF .................................... (22,174) (6,524) (28,698)
US 500 Enhanced Volatility Wtd ETF ....................................... (107,143) (17,653) (124,796)
US EQ Income Enhanced Volatility Wtd ETF .................................. (417,936) (5,942) (423,878)
Free Cash Flow ETF ................................................... (237,940) (6,647) (244,587)
Small Cap Free Cash Flow ETF ........................................... (32,870) (1,368) (34,238)
Free Cash Flow Growth ETF ............................................. (23,059) — (23,059)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US 500 Volatility Wtd ETF ............................. $ 396,564 $ 147,361 $ (17,432) $ 129,929
International Volatility Wtd ETF ......................... 85,839 32,461 (3,681) 28,780
US Large Cap High Div Volatility Wtd ETF ................. 330,012 38,988 (22,187) 16,801
US Small Cap High Div Volatility Wtd ETF ................. 281,410 18,610 (27,674) (9,064)
Dividend Accelerator ETF ............................. 226,860 23,787 (14,008) 9,779
US Multi-Factor Minimum Volatility ETF .................. 101,783 10,351 (1,776) 8,575
US 500 Enhanced Volatility Wtd ETF ..................... 379,302 75,147 (37,597) 37,550
US EQ Income Enhanced Volatility Wtd ETF ................ 708,835 73,425 (50,361) 23,064
Free Cash Flow ETF ................................. 4,222,479 164,144 (104,307) 59,837
Small Cap Free Cash Flow ETF ......................... 289,387 14,136 (14,529) (393)
Free Cash Flow Growth ETF ........................... 483,049 58,094 (4,557) 53,537
International Free Cash Flow ETF ........................ 11,348 124 (20) 104
International Free Cash Flow Growth ETF .................. 11,334 187 (11) 176

111
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the funds listed below (the “Funds”), as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement wheth er due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2025
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US 500 Volatility Wtd
ETF
VictoryShares International Volatility
Wtd ETF
VictoryShares US Large Cap High
Div Volatility Wtd ETF
VictoryShares US Small Cap High
Div Volatility Wtd ETF
VictoryShares Dividend Accelerator
ETF
VictoryShares US Multi-Factor
Minimum Volatility ETF
VictoryShares US 500 Enhanced
Volatility Wtd ETF
VictoryShares US EQ Income
Enhanced Volatility Wtd ETF
For the year ended June 30, 2025 For the two years ended June 30,
2025, and 2024
For the five years ended June 30,
2025, 2024, 2023, 2022, and 2021
VictoryShares Free Cash Flow ETF For the year ended June 30, 2025 For the years ended June 30, 2025, and 2024
For the years ended June 30, 2025,
2024, 2023, 2022, and 2021
VictoryShares Small Cap Free Cash
Flow ETF
For the year ended June 30, 2025 For the year ended June 30, 2025, and the period from December 21, 2023
(commencement of operations) through June 30, 2024
VictoryShares Free Cash Flow
Growth ETF
For the period from December 4, 2024 (commencement of operations) through June 30, 2025
VictoryShares International Free Cash
Flow ETF
VictoryShares International Free Cash
Flow Growth ETF
For the period from June 26, 2025 (commencement of operations) through June 30, 2025

Victory Portfolios II
112
(Unaudited)
Supplemental Information — continued
June 30, 2025
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2025, were as follows:
Percent
US 500 Volatility Wtd ETF ............................................................................ 100%
US Large Cap High Div Volatility Wtd ETF ................................................................ 100%
US Small Cap High Div Volatility Wtd ETF ................................................................ 100%
Dividend Accelerator ETF ............................................................................ 100%
US Multi-Factor Minimum Volatility ETF ................................................................. 100%
US 500 Enhanced Volatility Wtd ETF .................................................................... 100%
US EQ Income Enhanced Volatility Wtd ETF ............................................................... 97%
Free Cash Flow ETF ................................................................................ 94%
Small Cap Free Cash Flow ETF ........................................................................ 95%
Free Cash Flow Growth ETF .......................................................................... 100%
Foreign Source Income Foreign Tax Expense
International Volatility Wtd ETF ................................................ $ 1.55 $ 0.18

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VPII-VICTORYSHARESETF-AR (6/25)

June 30, 2025
Annual: Full Financials
VictoryShares Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF
VictoryShares Pioneer Asset-Based Income ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6) 3
VictoryShares Short-Term Bond ETF
3
VictoryShares Core Intermediate Bond ETF
23
VictoryShares Core Plus Intermediate Bond ETF
46
VictoryShares Corporate Bond ETF
73
VictoryShares WestEnd Economic Cycle Bond ETF
83
VictoryShares Pioneer Asset-Based Income ETF
94
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
95
Statements of Operations
97
Statements of Changes in Net Assets
99
Financial Highlights
101
Notes to Financial Statements (Form N-CSR Item 7) 107
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 120
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
121

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Short-Term Bond ETF
3
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (25.9%)
ABS Auto (14.5%):
Ally Auto Receivables Trust ...............................................
Series 2023-1, Class B, 5.76%, 1/15/29, Callable 4/15/27 @ 100(a) ............... $ 1,000 $ 1,023
Series 2023-1, Class D, 6.74%, 4/15/34, Callable 4/15/27 @ 100(a) ............... 422 434
Series 2023-A, Class C, 6.08%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 1,000 1,014
Series 2023-A, Class D, 7.33%, 1/17/34, Callable 6/15/27 @ 100(a) ............... 667 693
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
1/15/28 @ 100(a) ................................................... 658 660
American Credit Acceptance Receivables Trust .................................
Series 2022-3, Class E, 8.08%, 10/13/28, Callable 1/13/26 @ 100(a) .............. 1,500 1,525
Series 2023-2, Class C, 5.96%, 8/13/29, Callable 1/12/27 @ 100(a) ............... 564 565
Series 2024-4, Class C, 4.91%, 8/12/31, Callable 8/12/27 @ 100(a) ............... 1,000 1,002
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class A3, 4.90%, 9/17/29, Callable 12/15/28 @ 100(a) ............ 780 783
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 12/15/28 @ 100(a) ............. 333 339
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 12/15/28 @ 100(a) ............ 407 415
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 12/15/28 @ 100(a) ............. 348 352
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable
12/18/25 @ 100 .................................................... 1,608 1,592
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 7/15/25 @ 100(a) .............. 274 274
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 1,350 1,373
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 275 281
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 344 352
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 10/15/28 @ 100(a) .............. 1,083 1,086
Series 2025-B, Class B, 4.97%, 3/15/34, Callable 11/15/28 @ 100(a) .............. 1,880 1,896
AutoNation Finance Trust .................................................
Series 2025-1A, Class C, 5.19%, 12/10/30, Callable 5/10/28 @ 100(a) ............. 1,263 1,283
Series 2025-1A, Class D, 5.63%, 9/10/32, Callable 5/10/28 @ 100(a) .............. 1,600 1,628
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A, Class D, 3.34%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 500 499
Series 2021-1A, Class C, 2.13%, 8/20/27, Callable 8/20/26 @ 100(a) .............. 620 601
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000 1,012
Series 2023-5A, Class B, 6.12%, 4/20/28(a) ................................ 1,000 1,018
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 1,000 1,020
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77%, 8/15/30,
Callable 10/15/28 @ 100 ............................................. 857 857
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,370 1,355
Series 2021-4, Class D, 1.48%, 3/15/28, Callable 1/15/26 @ 100 ................. 250 245
Series 2023-2, Class C, 5.57%, 11/15/28, Callable 5/15/27 @ 100 ................ 1,000 1,017
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 9/15/27 @ 100 ................. 1,000 1,043
Series 2024-1, Class C, 5.47%, 8/15/29, Callable 10/15/27 @ 100 ................ 1,000 1,019
Series 2024-4, Class D, 5.36%, 8/15/31, Callable 3/15/28 @ 100 ................. 740 749
CarMax Select Receivables Trust, Series 2025-A, Class D, 5.86%, 7/15/31, Callable 2/15/29 @
100 ............................................................. 1,000 1,024
Carvana Auto Receivables Trust ............................................
Series 2020-P1, Class D, 1.82%, 9/8/27, Callable 12/8/25 @ 100 ................. 500 493
Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/26 @ 100 ................ 114 112
Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/26 @ 100 ................ 161 157
Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 10/10/27 @ 100 ............... 121 117
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class D, 6.85%, 6/25/31, Callable 9/25/27 @ 100(a) ............. 1,878 1,987
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100(a) ............. 805 838
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 356 356
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 176 177
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 200 202
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 375 379
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 791 809
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 765 787
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 600 612

Victory Portfolios II
VictoryShares Short-Term Bond ETF
4
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. $ 2,000 $ 2,041
Series 2023-2, Class A4, 5.74%, 10/15/30, Callable 5/15/27 @ 100(a) ............. 1,000 1,022
Series 2024-1, Class A4, 5.03%, 10/15/30, Callable 8/15/27 @ 100(a) ............. 1,000 1,012
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @
100(a) ........................................................... 218 218
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. 486 486
Series 2022-3A, Class C, 8.45%, 2/15/33, Callable 7/15/26 @ 100(a) .............. 1,050 1,067
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 10/15/26 @ 100(a) ............. 1,000 1,014
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 25 26
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 1,000 1,026
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 977 1,016
Series 2025-1A, Class C, 5.71%, 7/16/35, Callable 11/15/28 @ 100(a) ............. 1,000 1,021
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 10/15/25 @
100 ............................................................. 892 885
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/28, Callable 9/15/25 @ 100(a) . 2,500 2,488
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ 2,510 2,572
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 400 414
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 328 341
Enterprise Fleet Financing LLC .............................................
Series 2022-2, Class A2, 4.65%, 5/21/29, Callable 12/20/25 @ 100(a) ............. 7 7
Series 2022-3, Class A3, 4.29%, 7/20/29, Callable 11/20/25 @ 100(a) ............. 1,444 1,442
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 1,000 1,013
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 465 468
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 1,000 1,019
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 2/20/28 @ 100(a) ............. 668 691
Series 2024-4, Class A3, 4.56%, 11/20/28, Callable 8/20/28 @ 100(a) ............. 500 503
Series 2025-1, Class A3, 4.82%, 2/20/29, Callable 11/20/28 @ 100(a) ............. 143 145
Series 2025-2, Class A4, 4.58%, 12/22/31, Callable 2/20/29 @ 100(a) ............. 1,000 1,009
Exeter Automobile Receivables Trust .........................................
Series 2022-5A, Class C, 6.51%, 12/15/27, Callable 11/15/27 @ 100 .............. 644 646
Series 2025-1A, Class C, 5.09%, 5/15/31, Callable 7/15/29 @ 100 ................ 1,000 1,008
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31, Callable
3/15/30 @ 100 ..................................................... 1,000 1,008
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 11/15/27 @ 100(a) ............ 1,212 1,233
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 11/15/27 @ 100(a) ............. 1,142 1,169
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 11/15/27 @ 100(a) ............ 334 342
Series 2024-1A, Class D, 6.78%, 7/15/32, Callable 11/15/27 @ 100(a) ............. 568 584
Series 2025-1A, Class A4, 5.18%, 5/15/31, Callable 7/15/28 @ 100(a) ............. 1,000 1,013
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 7/15/28 @ 100(a) .............. 324 329
Series 2025-1A, Class C, 5.61%, 12/15/31, Callable 7/15/28 @ 100(a) ............. 342 348
First Investors Auto Owner Trust, Series 2023-1A, Class C, 6.81%, 12/17/29, Callable 11/15/27
@ 100(a) ......................................................... 1,000 1,037
Flagship Credit Auto Trust ................................................
Series 2019-3, Class E, 3.84%, 12/15/26, Callable 7/15/25 @ 100(a) .............. 148 148
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 7/15/25 @ 100(a) ............... 999 995
Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) ............... 1,750 1,709
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 2/15/27 @ 100(a) .............. 867 858
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 239 239
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 786 795
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 838
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,000 1,021
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 2,290 2,349
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 9/15/26 @ 100(a) ............... 626 627
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 4/15/27 @ 100(a) ............... 714 717
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 5.79%, 10/15/29, Callable 2/15/28 @ 100(a) ............ 1,000 1,020

Victory Portfolios II
VictoryShares Short-Term Bond ETF
5
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 2/15/28 @ 100(a) .............. $ 415 $ 427
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @ 100(a) .............. 250 259
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 3/15/26 @ 100(a) ............. 2,000 1,967
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 11/15/27 @ 100(a) ............. 750 767
Series 2024-2A, Class B, 5.77%, 11/15/28, Callable 8/15/28 @ 100(a) ............. 667 673
Series 2025-1A, Class C, 5.07%, 11/15/30, Callable 11/15/29 @ 100(a) ............ 3,000 3,018
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 1,000 1,085
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 3/15/28 @ 100(a) .............. 500 510
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 505 503
Series 2025-1A, Class C, 5.26%, 3/15/31, Callable 9/15/29 @ 100(a) .............. 1,083 1,094
Series 2025-1A, Class D, 5.74%, 4/15/32, Callable 9/15/29 @ 100(a) .............. 1,300 1,329
GM Financial Automobile Leasing Trust, Series 2023-2, Class B, 5.54%, 5/20/27, Callable
10/20/25 @ 100 .................................................... 417 418
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 3/15/27 @ 100(a) .............. 652 652
Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 3/15/27 @ 100(a) .............. 1,000 1,005
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 3/15/27 @ 100(a) ............... 500 505
Hertz Vehicle Financing III LLC, Series 2023-1A, Class C, 6.91%, 6/25/27(a) ........... 1,000 1,008
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.96%, 3/21/33, Callable
4/20/29 @ 100(a) ................................................... 897 900
Hyundai Auto Receivables Trust, Series 2024-C, Class B, 4.67%, 1/15/31, Callable 8/15/28 @
100 ............................................................. 471 475
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 264 264
Series 2022-1A, Class A, 5.21%, 6/15/27, Callable 9/15/26 @ 100(a) .............. 56 56
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 800 803
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 453 464
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 5/15/27 @ 100(a) .............. 350 358
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 3/15/28 @ 100(a) .............. 381 380
Series 2025-1A, Class B, 5.05%, 5/15/30, Callable 7/15/28 @ 100(a) .............. 1,000 1,018
Series 2025-1A, Class C, 5.11%, 7/15/30, Callable 7/15/28 @ 100(a) .............. 2,000 2,022
Series 2025-1A, Class D, 5.52%, 5/17/32, Callable 7/15/28 @ 100(a) .............. 2,000 2,016
Lobel Automobile Receivables Trust .........................................
Series 2025-1, Class B, 5.20%, 4/17/28, Callable 10/15/27 @ 100(a) .............. 1,000 1,003
Series 2025-1, Class C, 5.70%, 1/15/30, Callable 10/15/27 @ 100(a) .............. 3,650 3,694
Series 2025-1, Class D, 6.19%, 2/15/30, Callable 10/15/27 @ 100(a) .............. 1,750 1,777
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 6/17/30, Callable
11/15/28 @ 100(a) .................................................. 2,143 2,165
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 499 503
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 1,084 1,092
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 1,500 1,520
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 2,000 2,040
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 2,467 2,523
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class A, 5.59%, 4/25/29(a) ................................. 1,000 1,008
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 390 393
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 633 637
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 414 415
OCCU Auto Receivables Trust .............................................
Series 2022-1A, Class C, 6.52%, 11/15/29, Callable 7/15/27 @ 100(a) ............. 500 517
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 925 945
Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 1,000 1,038
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 1,000 1,046
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 1,000 1,052
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 7/10/25 @
100(a) ........................................................... 553 547
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 123 121

Victory Portfolios II
VictoryShares Short-Term Bond ETF
6
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... $ 1,000 $ 998
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 515 514
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 452 451
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 917 916
Prestige Auto Receivables Trust ............................................
Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 4/15/27 @ 100(a) .............. 1,000 1,003
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 11/15/27 @ 100(a) ............. 2,000 2,046
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 5/15/29 @ 100(a) .............. 529 536
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 934 939
Series 2022-C, Class B, 6.45%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 33 33
Series 2022-C, Class C, 6.99%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 33 33
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 203 204
Series 2022-C, Class E, 11.37%, 12/15/32, Callable 11/15/26 @ 100(a) ............ 20 20
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 5/15/27 @ 100(a) ............... 33 33
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 5/15/27 @ 100(a) ............... 135 136
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 330 333
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 989 1,000
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 1,000 1,002
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 1,396 1,399
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 694 694
SBNA Auto Receivables Trust, Series 2025-SF1, Class D, 5.34%, 9/15/31, Callable 2/15/30 @
100(a) ........................................................... 1,250 1,255
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 1,800 1,833
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 750 773
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 1,500 1,557
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 1,000 1,040
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 541 545
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 526 530
Series 2025-A, Class D, 6.75%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 561 567
Series 2025-B, Class B, 4.93%, 12/29/32, Callable 9/25/28 @ 100(a) .............. 1,500 1,504
Series 2025-B, Class D, 5.46%, 12/29/32, Callable 9/25/28 @ 100(a) .............. 1,470 1,474
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 903 928
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840 857
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 500 510
Series 2024-2A, Class B, 5.41%, 8/20/30, Callable 3/20/28 @ 100(a) .............. 929 951
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 6/20/28 @ 100(a) ............. 1,000 1,008
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 1,500 1,502
Series 2023-B, Class B, 6.57%, 8/20/27, Callable 10/20/25 @ 100(a) .............. 675 678
Tesla Electric Vehicle Trust ................................................
Series 2023-1, Class A4, 5.38%, 2/20/29, Callable 5/20/27 @ 100(a) .............. 1,350 1,375
Series 2023-1, Class B, 5.82%, 5/20/31, Callable 5/20/27 @ 100(a) ............... 1,300 1,335
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 1,326 1,326
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 2,806 2,835
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100(a) ............... 136 136
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 4/10/27 @ 100(a) ............... 1,078 1,080
Series 2025-1, Class C, 5.15%, 6/10/30, Callable 10/10/28 @ 100(a) .............. 3,000 3,005
USB Auto Owner Trust, Series 2025-1A, Class D, 5.40%, 12/15/32, Callable 3/15/29 @ 100(a) 933 942
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A3, 5.56%, 3/15/28, Callable 6/15/27 @ 100(a) ............. 721 723
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 6/15/27 @ 100(a) ............ 1,000 1,011
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 6/15/27 @ 100(a) .............. 534 545
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 6/15/27 @ 100(a) .............. 1,000 1,029
VStrong Auto Receivables Trust ............................................
Series 2023-A, Class A3, 6.87%, 11/15/27(a) ............................... 297 298

Victory Portfolios II
VictoryShares Short-Term Bond ETF
7
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-A, Class B, 7.11%, 2/15/30, Callable 4/15/28 @ 100(a) ............... $ 1,000 $ 1,022
Series 2024-A, Class B, 5.77%, 7/15/30, Callable 6/15/28 @ 100(a) ............... 250 253
Westlake Automobile Receivables Trust .......................................
Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 11/15/25 @ 100(a) ............. 530 527
Series 2023-1A, Class B, 5.41%, 1/18/28, Callable 1/15/27 @ 100(a) .............. 417 417
Series 2023-4A, Class D, 7.19%, 7/16/29, Callable 6/15/27 @ 100(a) .............. 2,625 2,718
Series 2024-3A, Class B, 4.72%, 11/15/29, Callable 2/15/28 @ 100(a) ............. 500 501
Series 2025-1A, Class B, 4.98%, 9/16/30, Callable 8/15/28 @ 100(a) .............. 312 313
Series 2025-1A, Class C, 5.14%, 10/15/30, Callable 8/15/28 @ 100(a) ............. 500 505
Series 2025-P1, Class C, 5.15%, 11/15/30, Callable 12/15/27 @ 100(a) ............ 1,000 1,014
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 450 453
Series 2023-1A, Class B, 5.80%, 4/18/38(a) ................................ 1,000 1,009
Series 2023-1A, Class C, 6.18%, 4/18/38(a) ................................ 1,667 1,693
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 911 947
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 822 830
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @
100 ............................................................. 1,250 1,264
186,954
ABS Card (0.9%):
American Express Credit Account Master Trust, Series 2024-1, Class A, 5.23%, 4/15/29 .... 2,000 2,039
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/15/29(a) ....................... 630 634
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 395 395
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 452 454
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 1,014 1,021
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 555 558
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 500 481
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 600 601
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410 410
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 476 476
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 840 843
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 640 650
Trillium Credit Card Trust II ...............................................
Series 2023-1A, Class B, 5.23%, 3/26/31(a) ................................ 1,000 1,008
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 375 383
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 1,000 1,002
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 560 561
11,516
ABS Other (10.5%):
AFG ABS I LLC .......................................................
Series 2023-1, Class A2, 6.30%, 9/16/30, Callable 11/15/26 @ 100(a) ............. 94 94
Series 2023-1, Class B, 7.51%, 9/16/30, Callable 11/15/26 @ 100(a) .............. 833 849
Series 2023-1, Class C, 9.40%, 9/16/30, Callable 11/15/26 @ 100(a) .............. 1,000 1,057
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 525 523
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class B, 6.03%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 750 766
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 655 673
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 325 341
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 640 651
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class C, 5.39%, 1/20/32,
Callable 5/20/29 @ 100(a) ............................................ 1,000 1,016
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 7/15/25
@ 100(a) ......................................................... 860 850
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class A3, 5.70%, 2/15/30, Callable 2/15/28 @ 100(a) ............. 1,000 1,018
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 413 425
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 300 311
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 471 496

Victory Portfolios II
VictoryShares Short-Term Bond ETF
8
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class A3, 5.49%, 7/15/31, Callable 3/15/29 @ 100(a) ............. $ 1,000 $ 1,021
Series 2024-1A, Class C, 6.01%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 750 777
Series 2024-1A, Class D, 6.79%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 1,000 1,052
Barings Equipment Finance LLC, Series 2025-A, Class A2, 4.64%, 10/13/28(a) .......... 1,000 1,002
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 1/15/27 @
100(a) ........................................................... 309 312
Blue Owl Asset Leasing Trust ..............................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. 365 366
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 252 254
Capital Automotive REIT .................................................
Series 2024-2A, Class A1, 4.90%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 287 285
Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @ 100(a) ........... 732 710
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/32, Callable 2/20/29
@ 100(a) ......................................................... 1,081 1,099
CARS-DB5 LP, Series 2021-1A, Class A1, 1.44%, 8/15/51, Callable 7/15/25 @ 100(a) ..... 670 642
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 939 944
CCG Receivables Trust ...................................................
Series 2023-1, Class B, 5.99%, 9/16/30, Callable 9/14/26 @ 100(a) ............... 1,000 1,013
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 9/14/26 @ 100(a) ............... 1,778 1,805
Series 2023-2, Class C, 6.45%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,963 2,027
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 433 451
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 652 651
Clarus Capital Funding LLC ...............................................
Series 2024-1A, Class B, 4.79%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 585 585
Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 4/20/28 @ 100(a) .............. 292 291
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 2,500 2,531
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 504 508
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 2/20/28 @ 100(a) ............... 839 858
Series 2024-A, Class C, 6.52%, 8/20/30, Callable 2/20/28 @ 100(a) ............... 750 773
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 2/20/29 @ 100(a) ............... 303 305
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 1,860 1,812
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 1,796 1,833
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 909 913
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 1,000 1,006
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 761 768
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 353 358
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @ 100(a) .............. 348 353
Series 2024-2, Class C, 4.99%, 8/22/30, Callable 5/22/27 @ 100(a) ............... 500 502
Series 2024-2, Class D, 5.29%, 2/24/31, Callable 5/22/27 @ 100(a) ............... 584 587
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 11/22/27 @ 100(a) .............. 419 424
Dext ABS LLC ........................................................
Series 2021-1, Class C, 2.29%, 9/15/28, Callable 2/15/26 @ 100(a) ............... 634 630
Series 2023-1, Class A2, 5.99%, 3/15/32, Callable 3/15/27 @ 100(a) .............. 342 343
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 3/15/27 @ 100(a) ............... 2,000 2,036
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 3/15/27 @ 100(a) ............... 2,300 2,414
Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,000 1,019
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,585 1,693
Series 2025-1, Class B, 4.98%, 8/15/35, Callable 1/15/29 @ 100(a) ............... 1,000 1,002
Series 2025-1, Class C, 5.39%, 8/15/35, Callable 1/15/29 @ 100(a) ............... 1,000 1,002
Series 2025-1, Class D, 5.65%, 2/15/36, Callable 1/15/29 @ 100(a) ............... 1,500 1,470
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 655 612
DLLAA LLC ..........................................................
Series 2023-1A, Class A3, 5.64%, 2/22/28, Callable 11/20/27 @ 100(a) ............ 1,000 1,012
Series 2025-1A, Class A3, 4.95%, 9/20/29, Callable 7/20/29 @ 100(a) ............. 1,391 1,413
DLLAD LLC ..........................................................
Series 2024-1A, Class A3, 5.30%, 7/20/29, Callable 1/20/29 @ 100(a) ............. 1,000 1,020
Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ............. 645 666
DLLMT LLC, Series 2023-1A, Class A4, 5.35%, 3/20/31, Callable 3/20/27 @ 100(a) ...... 571 579

Victory Portfolios II
VictoryShares Short-Term Bond ETF
9
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... $ 1,000 $ 968
Series 2021-SFR3, Class C, 2.54%, 12/17/38(a)(b) ........................... 1,000 967
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100(a) .. 1,000 963
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.75%, 5/15/28(a) .... 532 536
Frontier Issuer LLC .....................................................
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 467 481
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 400 421
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,175 1,294
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 11/20/29 @ 100(a) ............. 327 341
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 11/20/29 @ 100(a) ............. 300 315
Series 2023-1A, Class D, 7.00%, 8/22/33, Callable 11/20/29 @ 100(a) ............. 200 205
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2023-1, Class B, 5.21%, 3/15/30, Callable 7/15/27 @ 100(a) ............... 500 505
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 740 749
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 325 330
Series 2025-1, Class A3, 4.49%, 4/16/29(a) ................................ 1,500 1,510
Series 2025-1, Class B, 4.77%, 1/15/32, Callable 5/15/29 @ 100(a) ............... 2,000 1,999
HPEFS Equipment Trust ..................................................
Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 7/20/25 @ 100(a) ............. 159 159
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 500 507
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 7/20/27 @ 100(a) ............. 2,169 2,185
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 714 723
John Deere Owner Trust, Series 2024-B, Class A4, 5.19%, 5/15/31, Callable 2/15/28 @ 100 . 550 563
Kubota Credit Owner Trust ................................................
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 650 665
Series 2025-1A, Class A2, 4.61%, 12/15/27(a) .............................. 3,000 3,006
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 1,038 1,058
Series 2025-1A, Class A3, 4.78%, 9/17/29, Callable 4/16/29 @ 100(a) ............. 1,826 1,837
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,953
Series 2022-A, Class A3, 3.20%, 1/13/28(a) ................................ 145 144
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 500 508
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 173 177
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 7/20/25 @ 100(a) ............. 903 847
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 7/20/25 @ 100(a) ............. 293 269
NMEF Funding LLC ....................................................
Series 2022-A, Class B, 3.35%, 10/16/28, Callable 9/15/25 @ 100(a) .............. 73 73
Series 2022-B, Class A2, 6.07%, 6/15/29, Callable 7/15/26 @ 100(a) .............. 124 124
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 1,000 1,019
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 5/15/28 @ 100(a) ............. 766 770
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 5/15/28 @ 100(a) .............. 678 679
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 1/15/29 @ 100(a) ............... 1,891 1,906
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 1/15/29 @ 100(a) ............... 3,366 3,405
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 1,500 1,530
Series 2024-1A, Class B, 5.79%, 11/20/30, Callable 3/20/28 @ 100(a) ............. 1,500 1,520
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 7/20/27 @ 100(a) ............ 571 573
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 837 849
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 765 771
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 1,200 1,206
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 564 571
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 747 757
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 417 428
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 218 221
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 1,019 1,026
Series 2025-1A, Class D, 5.43%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 1,120 1,129
Series 2025-1A, Class E, 7.08%, 5/17/32, Callable 8/15/28 @ 100(a) .............. 941 954
SCF Equipment Leasing LLC ..............................................

Victory Portfolios II
VictoryShares Short-Term Bond ETF
10
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 7/20/27 @ 100(a) .............. $ 296 $ 298
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 4/20/30 @ 100(a) .............. 857 879
Series 2023-1A, Class C, 6.77%, 8/22/33, Callable 4/20/30 @ 100(a) .............. 1,672 1,725
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class A3, 5.11%, 11/21/33, Callable 9/20/31 @ 100(a) ............ 400 407
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,250 1,275
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,500 1,533
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a) ................. 2,000 1,972
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @
100(a)(b) ......................................................... 347 342
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 2,917 2,948
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 539 550
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 7/15/25
@ 100(a) ......................................................... 1,000 993
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000 968
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,455 1,474
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 167 171
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 289 294
Series 2023-1A, Class B, 6.05%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 500 513
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 374 385
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 9/12/28 @ 100(a) ............ 957 971
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 350 358
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 292 300
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 258 266
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 6/12/29 @ 100(a) ............. 522 528
Series 2025-1A, Class D, 6.49%, 5/12/33, Callable 6/12/29 @ 100(a) .............. 473 476
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 1,000 1,016
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 417 425
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 1,409 1,420
Series 2025-1, Class C, 5.09%, 1/21/31, Callable 1/20/28 @ 100 ................. 1,500 1,517
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A3, 4.29%, 10/16/28, Callable 5/15/28 @ 100(a) ............ 333 334
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28 @ 100(a) ............. 1,000 1,003
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 11/15/28 @ 100(a) ........... 2,783 2,802
Wingspire Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.06%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 1,000 1,005
Series 2024-1A, Class C, 5.28%, 9/20/32, Callable 11/20/27 @ 100(a) ............. 584 584
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 2,000 2,030
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 1,000 1,012
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 1,000 1,027
Series 2025-2A, Class B, 6.59%, 6/20/55, Callable 12/20/28 @ 100(a) ............. 583 603
134,899
Total Asset-Backed Securities (Cost $329,067)
a
a
a
333,369
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 5.96% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 1,000 1,000
Total Collateralized Loan Obligations (Cost $1,000)
a
a
a
1,000
Collateralized Mortgage Obligations (3.6%)
Agency CMO Other (1.2%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 759 772
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 1,757 1,736

Victory Portfolios II
VictoryShares Short-Term Bond ETF
11
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 5478, Class J, 5.50%, 3/25/51 ..................................... $ 3,461 $ 3,484
Federal National Mortgage Association .......................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. 755 764
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 1,945 1,942
Government National Mortgage Association ....................................
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 853 860
Series 2023-128, Class KA, 6.00%, 6/20/47 ................................ 687 691
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 850 849
Series 2024-160, Class H, 4.00%, 9/20/62 ................................. 1,418 1,400
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 943 939
Series 2024-97, Class MC, 5.00%, 1/20/64 ................................. 1,486 1,483
Series 2025-2, Class EA, 4.50%, 9/20/40 .................................. 1,449 1,449
16,369
Agency Commercial MBS (0.1%):
Federal Home Loan Mortgage Corporation, Series KC03, Class A2, 3.50%, 1/25/26 ....... 1,118 1,111
Commercial MBS (2.3%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 6.04% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 1,500 1,505
Series 2025-OANA, Class B, 6.14% (TSFR1M+184bps), 6/15/40(a)(b)(c) .......... 1,000 998
AOA Mortgage Trust, Series 2025-AOA, Class A, 5.90% (TSFR1M+160bps), 6/15/30(a)(b)(c) 625 627
Aventura Mall Trust, Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ............... 1,000 966
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.07% (TSFR1M+375bps), 10/15/37(a)(b)
(c) ............................................................. 1,000 1,000
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 5.51% (TSFR1M+120bps),
3/15/42(a)(b)(c) .................................................... 1,000 996
BPR Trust ............................................................
Series 2021-TY, Class A, 5.48% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 1,000 998
Series 2021-TY, Class C, 6.13% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 1,000 994
Series 2022-STAR, Class A, 7.54% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 2,000 1,995
BX Trust .............................................................
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ 1,000 991
Series 2022-LBA6, Class C, 5.91% (TSFR1M+160bps), 1/15/39(a)(b)(c) ........... 1,000 998
Series 2025-GW, Class A, 5.90% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 2,000 2,002
Series 2025-ROIC, Class A, 5.46% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... 1,557 1,547
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.05% (TSFR1M+174bps), 4/15/37(a)(b)
(c) ............................................................. 1,000 1,000
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b)(d) ... 1,000 997
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 3,500 3,417
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(d) .......................... 663 683
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 963 968
Manhattan West Mortgage Trust, Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(d) ...... 2,500 2,350
SCOTT Trust, Series 2023-SFS, Class AS, 6.20%, 3/10/40(a)(b) ..................... 786 796
SHR Trust, Series 2024-LXRY, Class A, 6.26% (TSFR1M+195bps), 10/15/41(a)(b)(c) ..... 842 841
SMRT, Series 2022-MINI, Class B, 5.66% (TSFR1M+135bps), 1/15/39(a)(b)(c) .......... 1,000 990
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.75% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 2,000 1,983
29,642
Total Collateralized Mortgage Obligations (Cost $46,791)
a
a
a
47,122
Senior Secured Loans (0.3%)
Industrials (0.0%):(e)
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.02%
(SOFR03M+375bps), 10/20/27(c) ....................................... 460 462
Materials (0.3%):
Celanese US Holdings LLC, Delayed Draw Term Loan, First Lien, 3/13/26(f)(g) ......... 3,500 3,448
Total Senior Secured Loans (Cost $3,966)
a
a
a
3,910

Victory Portfolios II
VictoryShares Short-Term Bond ETF
12
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (34.2%)
Communication Services (0.3%):
Charter Communications Operating LLC, 4.91%, 7/23/25 .......................... $ 1,929 $ 1,929
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.10%,
6/1/29, Callable 5/1/29 @ 100 .......................................... 1,000 1,047
Paramount Global, 2.90%, 1/15/27, Callable 10/15/26 @ 100 ....................... 580 564
3,540
Consumer Discretionary (2.3%):
Advance Auto Parts, Inc., 5.95%, 3/9/28, Callable 2/9/28 @ 100(h) ................... 1,000 1,024
Brunswick Corp., 5.85%, 3/18/29, Callable 2/18/29 @ 100(h) ....................... 1,000 1,031
Daimler Truck Finance North America LLC
5.00%, 1/15/27(a) .................................................. 2,000 2,018
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,000 1,014
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 1,000 1,015
5.05%, 4/4/28 ..................................................... 2,000 2,015
Genuine Parts Co., 4.95%, 8/15/29, Callable 7/15/29 @ 100 ........................ 1,000 1,016
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 1,000 1,011
LKQ Corp., 5.75%, 6/15/28, Callable 5/15/28 @ 100 ............................. 500 515
Mattel, Inc.
3.38%, 4/1/26, Callable 7/13/25 @ 100(a) ................................. 1,393 1,375
5.88%, 12/15/27, Callable 8/2/25 @ 101.47(a) .............................. 5,800 5,818
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/26, Callable 8/16/26 @ 100(a) ................................ 1,513 1,444
5.30%, 9/13/27(a) .................................................. 1,000 982
PVH Corp., 4.63%, 7/10/25 ............................................... 2,000 2,000
Stellantis Finance US, Inc., 5.35%, 3/17/28, Callable 2/17/28 @ 100(a) ................ 1,000 1,008
Tapestry, Inc., 5.10%, 3/11/30, Callable 2/11/30 @ 100 ............................ 1,000 1,013
The Home Depot, Inc., 5.15%, 6/25/26 ....................................... 1,125 1,135
Volkswagen Group of America Finance LLC
4.95%, 3/25/27(a) .................................................. 2,000 2,006
6.20%, 11/16/28, Callable 10/16/28 @ 100(a) ............................... 1,000 1,038
5.25%, 3/22/29, Callable 2/22/29 @ 100(a) ................................ 1,000 1,012
29,490
Consumer Staples (1.4%):
Bimbo Bakeries USA, Inc., 6.05%, 1/15/29, Callable 12/15/28 @ 100(a) ............... 1,000 1,045
Coca-Cola Consolidated, Inc., 5.25%, 6/1/29, Callable 5/1/29 @ 100 .................. 1,000 1,031
Constellation Brands, Inc., 4.75%, 12/1/25 ..................................... 1,625 1,625
Coty Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 4.75%, 1/15/29,
Callable 8/2/25 @ 102.38(a) ........................................... 500 489
Coty, Inc., 5.00%, 4/15/26, Callable 8/2/25 @ 100(a) ............................. 3,438 3,434
Keurig Dr. Pepper, Inc., 5.05%, 3/15/29, Callable 2/15/29 @ 100 ..................... 1,000 1,022
Mars, Inc., 4.45%, 3/1/27(a) ............................................... 2,000 2,008
Smithfield Foods, Inc., 4.25%, 2/1/27, Callable 11/1/26 @ 100(a) .................... 1,138 1,128
Sodexo, Inc.
5.15%, 8/15/30, Callable 7/15/30 @ 100(a) ................................ 2,000 2,033
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 1,000 890
Sysco Corp., 5.10%, 9/23/30, Callable 8/23/30 @ 100 ............................. 2,000 2,051
The Campbell's Company, 5.20%, 3/19/27 ..................................... 1,000 1,015
17,771
Energy (3.4%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 8/2/25 @ 102.54(a) .................. 2,500 2,567
APA Corp., 7.75%, 12/15/29(a) ............................................. 750 806
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 1,000 1,040
Colonial Pipeline Co., 3.75%, 10/1/25, Callable 8/2/25 @ 100(a) ..................... 2,200 2,194
Columbia Pipelines Holding Co. LLC
6.06%, 8/15/26, Callable 7/15/26 @ 100(a) ................................ 36 36
6.04%, 8/15/28, Callable 7/15/28 @ 100(a) ................................ 1,000 1,041
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(i) ........... 1,805 1,814
EQM Midstream Partners LP, 6.50%, 7/1/27, Callable 1/1/27 @ 100(a) ................ 1,375 1,404
EQT Corp., 7.50%, 6/1/27, Callable 7/13/25 @ 101.88(a) .......................... 6,023 6,141
Expand Energy Corp., 5.38%, 2/1/29, Callable 7/18/25 @ 101.34 ..................... 677 678

Victory Portfolios II
VictoryShares Short-Term Bond ETF
13
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Gray Oak Pipeline LLC, 2.60%, 10/15/25, Callable 9/15/25 @ 100(a) ................. $ 5,199 $ 5,154
Helmerich & Payne, Inc., 2.90%, 9/29/31, Callable 6/29/31 @ 100 .................... 1,250 1,045
HF Sinclair Corp., 6.38%, 4/15/27, Callable 7/13/25 @ 101.59(h) .................... 3,729 3,764
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30, Callable 8/2/25 @ 103(a) ....... 1,667 1,624
Marathon Petroleum Corp., 5.15%, 3/1/30, Callable 2/1/30 @ 100 .................... 1,000 1,020
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100 ......................... 708 711
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 1,000 999
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 8/2/25 @ 100(a) ..... 2,000 1,965
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 7/15/27, Callable 7/15/25 @ 100 .................................. 1,000 1,001
5.00%, 1/15/28, Callable 8/2/25 @ 100.83 ................................. 871 872
5.50%, 3/1/30, Callable 7/13/25 @ 102.75 ................................. 1,035 1,050
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 2,000 2,041
Viper Energy, Inc.
5.38%, 11/1/27, Callable 7/18/25 @ 100.9(a) ............................... 3,000 3,001
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 1,000 1,061
Western Midstream Operating LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100 ............. 1,000 1,000
44,029
Financials (14.3%):
Ally Financial, Inc.
5.75%, 11/20/25, Callable 10/21/25 @ 100 ................................. 1,500 1,503
6.99% (SOFR+326bps), 6/13/29, Callable 6/13/28 @ 100(c) .................... 2,056 2,162
American Express Co., 3.55% (H15T5Y+285bps), Callable 9/15/26 @ 100(c)(i) .......... 5,839 5,708
American Honda Finance Corp., 4.40%, 10/5/26 ................................. 1,000 1,001
American National Global Funding, 5.55%, 1/28/30(a) ............................ 852 871
American National Group, Inc., 5.75%, 10/1/29, Callable 9/1/29 @ 100 ................ 1,500 1,536
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 825 703
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 1,000 1,010
Arch Capital Finance LLC, 4.01%, 12/15/26, Callable 9/15/26 @ 100 ................. 1,000 996
Ares Capital Corp., 3.25%, 7/15/25 .......................................... 750 749
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100 .................................. 1,765 1,774
7.00%, 3/27/48, Callable 3/27/28 @ 100(h) ................................ 750 771
Athene Global Funding, 4.95%, 1/7/27(a) ...................................... 2,000 2,013
Bank of America Corp., 6.30% (TSFR3M+481bps), Callable 3/10/26 @ 100(c)(h)(i) ....... 1,000 1,009
Blackstone Private Credit Fund
7.05%, 9/29/25 .................................................... 500 502
2.63%, 12/15/26, Callable 11/15/26 @ 100 ................................. 500 483
Blue Owl Credit Income Corp., 7.75%, 9/16/27, Callable 8/16/27 @ 100 ............... 1,000 1,049
BMW US Capital LLC, 4.60%, 8/13/27(a) ..................................... 1,000 1,006
Brown & Brown, Inc.
4.60%, 12/23/26 .................................................... 500 501
4.70%, 6/23/28, Callable 5/23/28 @ 100 .................................. 1,091 1,101
Capital One Financial Corp.
5.47% (SOFR+208bps), 2/1/29, Callable 2/1/28 @ 100(c) ...................... 1,000 1,024
6.31% (SOFR+264bps), 6/8/29, Callable 6/8/28 @ 100(c) ...................... 500 525
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 825 805
Citigroup, Inc., 1.00%, 10/30/25, Callable 7/30/25 @ 100, MTN ..................... 1,000 987
Citizens Bank NA, 4.57% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(c) ............ 334 335
Citizens Financial Group, Inc., 5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(i) .... 6,576 6,572
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,230 1,253
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 1,000 1,027
4.88%, 12/10/27(a) .................................................. 2,000 2,018
4.95%, 9/9/29(a) ................................................... 651 658
Comerica, Inc., 5.63% (H15T5Y+529bps)(c)(i) ................................. 4,615 4,615
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 2,489 2,432
Diageo Investment Corp., 5.13%, 8/15/30, Callable 7/15/30 @ 100 ................... 727 749
Enact Holdings, Inc., 6.25%, 5/28/29, Callable 4/28/29 @ 100 ....................... 2,500 2,594
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 4,104 4,089
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/27 ........................ 282 276
EverBank Financial Corp., 5.75%, 7/2/25 ...................................... 1,000 1,000

Victory Portfolios II
VictoryShares Short-Term Bond ETF
14
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
F&G Global Funding
5.15%, 7/7/25(a) ................................................... $ 1,000 $ 1,000
5.88%, 6/10/27(a) .................................................. 1,000 1,025
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(i) ........... 5,857 5,836
First Financial Bancorp, 5.13%, 8/25/25 ....................................... 1,000 996
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 1,350 1,381
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(c) ........... 1,500 1,522
Fiserv, Inc., 4.75%, 3/15/30, Callable 2/15/30 @ 100 ............................. 1,000 1,008
Ford Motor Credit Co. LLC
3.38%, 11/13/25, Callable 10/13/25 @ 100 ................................. 1,000 993
6.95%, 3/6/26, Callable 2/6/26 @ 100 .................................... 1,400 1,411
5.13%, 11/5/26 ..................................................... 1,000 998
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 1,000 909
FS KKR Capital Corp., 3.40%, 1/15/26, Callable 12/15/25 @ 100 .................... 1,024 1,015
Fulton Financial Corp., 6.61% (TSFR3M+230bps), 3/15/30, Callable 9/15/25 @ 100(c) ..... 1,000 985
GA Global Funding Trust
1.63%, 1/15/26(a) .................................................. 500 492
4.40%, 9/23/27(a) .................................................. 500 499
Glencore Funding LLC, 5.34%, 4/4/27(a) ...................................... 2,000 2,029
Goodman US Finance Three LLC, 3.70%, 3/15/28, Callable 12/15/27 @ 100(a) .......... 750 735
HA Sustainable Infrastructure Capital, Inc., 6.15%, 1/15/31, Callable 12/15/30 @ 100 ...... 2,000 2,023
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 6/15/26, Callable 3/15/26 @ 100(a) ................................ 554 548
8.00%, 6/15/27, Callable 3/15/27 @ 100(a) ................................ 2,800 2,913
Highmark, Inc., 1.45%, 5/10/26, Callable 4/10/26 @ 100(a) ......................... 915 887
Hikma Finance USA LLC, 3.25%, 7/9/25 ...................................... 3,400 3,387
Horace Mann Educators Corp.
4.50%, 12/1/25, Callable 9/1/25 @ 100 ................................... 750 749
7.25%, 9/15/28, Callable 8/15/28 @ 100 .................................. 1,400 1,495
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 2,600 2,560
HSB Group, Inc., 5.43% (TSFR3M+117bps), 7/15/27, Callable 8/2/25 @ 100(c) .......... 750 732
Huntington Bancshares, Inc., 4.45% (H15T7Y+405bps), Callable 10/15/27 @ 100(c)(i) ..... 1,150 1,139
Hyundai Capital America, Inc.
4.30%, 9/24/27(a) .................................................. 1,000 992
5.30%, 1/8/29, Callable 12/8/28 @ 100(a) ................................. 2,000 2,033
Kemper Corp.
2.40%, 9/30/30, Callable 6/30/30 @ 100 .................................. 837 736
3.80%, 2/23/32, Callable 11/23/31 @ 100 .................................. 2,400 2,188
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31,
Callable 7/15/27 @ 103.5(a) ........................................... 1,500 1,568
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 300 306
Main Street Capital Corp., 3.00%, 7/14/26, Callable 6/14/26 @ 100 ................... 500 489
Manufacturers & Traders Trust Co., 4.65%, 1/27/26, Callable 12/27/25 @ 100 ........... 500 500
Mercedes-Benz Finance North America LLC, 4.65%, 4/1/27(a) ...................... 750 753
MetLife, Inc., 3.85% (H15T5Y+358bps), Callable 9/15/25 @ 100(c)(i) ................ 5,188 5,169
Metropolitan Life Insurance Co., 7.80%, 11/1/25(a) .............................. 1,250 1,262
MGIC Investment Corp., 5.25%, 8/15/28, Callable 7/18/25 @ 101.31 .................. 1,000 1,000
MMI Capital Trust I, 7.63%, 12/15/27 ........................................ 435 460
Morgan Stanley Bank NA, 4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(c) ..... 1,500 1,518
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 8/2/25 @
100.83(h) ........................................................ 250 231
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28 ............................. 2,000 2,028
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 2,000 2,059
NMI Holdings, Inc., 6.00%, 8/15/29, Callable 7/15/29 @ 100 ....................... 2,000 2,056
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100 .............. 1,500 1,490
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.75%, 5/24/26, Callable 4/24/26 @ 100(a) ................................ 1,000 1,009
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 1,000 1,026
PRA Group, Inc., 8.38%, 2/1/28, Callable 8/2/25 @ 104.19(a) ....................... 944 969
Principal Life Global Funding II, 4.60%, 8/19/27(a) .............................. 1,500 1,509
Radian Group, Inc., 6.20%, 5/15/29, Callable 4/15/29 @ 100 ........................ 1,500 1,559
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.88%, 10/15/26, Callable 8/2/25 @
100.72(a) ......................................................... 2,855 2,785

Victory Portfolios II
VictoryShares Short-Term Bond ETF
15
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sammons Financial Group Global Funding, 5.05%, 1/10/28(a) ....................... $ 2,000 $ 2,030
SCE Recovery Funding LLC, 0.86%, 11/15/31 .................................. 1,246 1,096
Starwood Property Trust, Inc., 3.63%, 7/15/26, Callable 1/15/26 @ 100(a) .............. 500 492
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,000 894
Synchrony Bank, 5.40%, 8/22/25, Callable 8/2/25 @ 100 .......................... 1,000 1,000
Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100 ....................... 1,000 983
Synovus Bank, 5.63%, 2/15/28, Callable 1/15/28 @ 100 ........................... 1,000 1,011
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(c) .................... 1,500 1,539
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 1,554 1,509
Texas Capital Bank NA, 5.25%, 1/31/26 ...................................... 1,500 1,493
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(i) ....................... 6,812 6,798
4.97% (SOFR+109bps), 3/14/30, Callable 3/14/29 @ 100(c)(h) .................. 1,000 1,023
The Goldman Sachs Group, Inc., 4.94% (SOFR+132bps), 4/23/28, Callable 4/23/27 @ 100(c) 1,000 1,008
The Hanover Insurance Group, Inc., 4.50%, 4/15/26, Callable 1/15/26 @ 100 ............ 4,210 4,198
The Huntington National Bank, 9.61% (TSFR3M+535bps), 5/6/30, Callable 8/6/25 @ 100(c) 2,000 2,002
The PNC Financial Services Group, Inc., 3.40% (H15T5Y+260bps), Callable 9/15/26 @
100(c)(i) ......................................................... 4,250 4,112
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a) ......................... 1,000 1,000
Toyota Motor Credit Corp.
4.55%, 8/7/26 ..................................................... 2,000 2,007
4.80%, 5/15/30 .................................................... 2,000 2,031
Truist Financial Corp., 4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(i) ........... 4,000 3,991
U.S. Bancorp
5.30% (TSFR3M+318bps), Callable 4/15/27 @ 100(c)(i) ...................... 3,800 3,800
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .................... 1,500 1,557
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 1,000 1,053
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(i) ............ 5,100 5,054
184,050
Health Care (1.2%):
Charles River Laboratories International, Inc., 4.25%, 5/1/28, Callable 7/18/25 @ 100.71(a) . 3,000 2,910
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 2,100 1,917
Elevance Health, Inc., 5.15%, 6/15/29, Callable 5/15/29 @ 100 ...................... 1,000 1,029
HCA, Inc., 5.00%, 3/1/28, Callable 2/1/28 @ 100 ................................ 1,000 1,014
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 6/15/29, Callable 5/15/29 @ 100(a) ................................ 2,000 2,041
2.20%, 6/1/30, Callable 3/1/30 @ 100(a) .................................. 1,000 896
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 1,250 1,278
PeaceHealth Obligated Group, 1.38%, 11/15/25, Callable 8/15/25 @ 100 ............... 3,250 3,203
Solventum Corp.
5.45%, 2/25/27, Callable 1/25/27 @ 100 .................................. 1,000 1,016
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 1,000 1,030
16,334
Industrials (3.0%):
AGCO Corp., 5.45%, 3/21/27, Callable 2/21/27 @ 100 ............................ 1,000 1,014
American Airlines Pass Through Trust, 4.00%, 9/22/27 ............................ 430 409
Aon North America, Inc., 5.15%, 3/1/29, Callable 2/1/29 @ 100 ..................... 1,000 1,024
CNH Industrial Capital LLC, 5.10%, 4/20/29, Callable 3/20/29 @ 100 ................. 1,000 1,021
Delta Air Lines Pass Through Trust, 2.00%, 6/10/28 .............................. 701 664
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 2,000 2,004
Georgia-Pacific LLC, 4.40%, 6/30/28, Callable 5/30/28 @ 100(a) .................... 1,000 1,005
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 1,000 1,026
JB Hunt Transport Services, Inc., 4.90%, 3/15/30, Callable 2/15/30 @ 100 .............. 2,000 2,028
JH North America Holdings, Inc., 5.88%, 1/31/31, Callable 7/31/27 @ 102.94(a) ......... 375 378
Lennox International, Inc., 1.35%, 8/1/25, Callable 7/18/25 @ 100 .................... 3,625 3,613
Lineage OP, LP, 5.25%, 7/15/30, Callable 6/15/30 @ 100(a) ........................ 1,500 1,509
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 952 986
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 7/7/25 @ 100(a) ............................................. 1,529 1,532
Molex Electronic Technologies LLC, 4.75%, 4/30/28, Callable 3/30/28 @ 100(a) ......... 2,000 2,012
Quanta Services, Inc., 4.75%, 8/9/27, Callable 7/9/27 @ 100 ........................ 2,000 2,017
Regal Rexnord Corp., 6.05%, 2/15/26 ........................................ 4,414 4,439

Victory Portfolios II
VictoryShares Short-Term Bond ETF
16
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Republic Services, Inc., 5.00%, 11/15/29, Callable 10/15/29 @ 100 ................... $ 1,000 $ 1,028
RXO, Inc., 7.50%, 11/15/27, Callable 8/2/25 @ 103.75(a) .......................... 500 513
Ryder System, Inc.
5.25%, 6/1/28, Callable 5/1/28 @ 100, MTN ............................... 1,000 1,026
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,000 1,029
Stanley Black & Decker, Inc., 6.27%, 3/6/26, Callable 7/13/25 @ 100 ................. 1,000 1,000
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 1,153 1,150
5.88%, 10/15/27 .................................................... 747 761
United Airlines, Inc., 4.38%, 4/15/26, Callable 10/15/25 @ 100(a) .................... 1,750 1,737
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 2,362 2,393
XPO, Inc., 6.25%, 6/1/28, Callable 7/13/25 @ 103.13(a) ........................... 1,019 1,034
38,352
Information Technology (1.3%):
Atlassian Corp., 5.25%, 5/15/29, Callable 4/15/29 @ 100 .......................... 2,000 2,053
Dell International LLC/EMC Corp., 4.75%, 4/1/28, Callable 3/1/28 @ 100 .............. 1,500 1,518
Hewlett Packard Enterprise Co., 4.45%, 9/25/26 ................................. 1,000 1,002
Keysight Technologies, Inc., 5.35%, 7/30/30, Callable 6/30/30 @ 100 ................. 2,000 2,063
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,000 2,023
RELX Capital, Inc., 4.75%, 3/27/30, Callable 2/27/30 @ 100 ........................ 2,000 2,027
Skyworks Solutions, Inc., 1.80%, 6/1/26, Callable 5/1/26 @ 100 ..................... 3,066 2,981
Synopsys, Inc.
4.55%, 4/1/27 ..................................................... 2,000 2,010
4.65%, 4/1/28, Callable 3/1/28 @ 100 .................................... 1,000 1,010
16,687
Materials (1.5%):
Amcor Flexibles North America, Inc., 4.80%, 3/17/28(a) ........................... 2,000 2,015
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,700 1,703
Berry Global, Inc., 1.57%, 1/15/26, Callable 12/15/25 @ 100 ........................ 2,941 2,885
Celanese US Holdings LLC, 6.42%, 7/15/27, Callable 6/15/27 @ 100 ................. 637 660
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 2,000 2,026
Huntsman International LLC, 4.50%, 5/1/29, Callable 2/1/29 @ 100 .................. 2,000 1,896
International Flavors & Fragrances, Inc., 1.23%, 10/1/25, Callable 9/1/25 @ 100(a) ........ 5,810 5,754
Sonoco Products Co., 4.45%, 9/1/26 ......................................... 571 571
Syensqo Finance America LLC, 5.65%, 6/4/29, Callable 5/4/29 @ 100(a) ............... 1,000 1,037
The Sherwin-Williams Co., 4.55%, 3/1/28, Callable 2/1/28 @ 100 .................... 1,000 1,009
19,556
Real Estate (3.1%):
Boston Properties LP, 3.65%, 2/1/26, Callable 11/3/25 @ 100 ....................... 933 926
CBRE Services, Inc., 4.80%, 6/15/30, Callable 5/15/30 @ 100 ....................... 2,000 2,008
Crown Castle, Inc., 1.35%, 7/15/25 .......................................... 733 732
CubeSmart LP, 4.38%, 2/15/29, Callable 11/15/28 @ 100 .......................... 2,000 1,986
DOC DR LLC
4.30%, 3/15/27, Callable 12/15/26 @ 100 ................................. 750 748
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 450 446
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 500 466
Extra Space Storage LP, 5.90%, 1/15/31, Callable 11/15/30 @ 100 .................... 1,000 1,057
Federal Realty OP LP, 5.38%, 5/1/28, Callable 4/1/28 @ 100 ........................ 2,000 2,050
Healthcare Realty Holdings LP, 3.75%, 7/1/27, Callable 4/1/27 @ 100 ................. 300 296
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 500 490
4.20%, 4/15/29, Callable 1/15/29 @ 100 .................................. 1,000 973
Jones Lang LaSalle, Inc., 6.88%, 12/1/28, Callable 11/1/28 @ 100 .................... 3,000 3,220
Kilroy Realty LP, 4.38%, 10/1/25, Callable 8/2/25 @ 100 .......................... 2,600 2,597
Kimco Realty OP LLC, 3.80%, 4/1/27, Callable 1/1/27 @ 100 ....................... 1,000 991
Kite Realty Group LP, 4.00%, 10/1/26, Callable 7/1/26 @ 100 ....................... 1,119 1,109
LXP Industrial Trust, 6.75%, 11/15/28, Callable 10/15/28 @ 100 ..................... 1,000 1,058
Mid-America Apartments LP, 5.30%, 2/15/32, Callable 12/15/31 @ 100 ................ 1,000 1,033

Victory Portfolios II
VictoryShares Short-Term Bond ETF
17
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
NNN REIT, Inc.
4.00%, 11/15/25, Callable 8/15/25 @ 100 .................................. $ 3,000 $ 2,991
2.50%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,000 912
4.60%, 2/15/31, Callable 1/15/31 @ 100 .................................. 2,000 1,990
Public Storage Operating Co., 4.38%, 7/1/30, Callable 6/1/30 @ 100 .................. 1,500 1,496
Realty Income Corp., 5.05%, 1/13/26, Callable 7/13/25 @ 100 ...................... 1,000 1,000
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 421 433
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,000 2,002
The NHP Foundation, 5.85%, 12/1/28, Callable 6/1/28 @ 100 ....................... 1,000 1,045
UDR, Inc., 3.50%, 7/1/27, Callable 4/1/27 @ 100, MTN ........................... 2,000 1,972
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100 .......................... 1,500 1,457
Welltower OP LLC, 4.50%, 7/1/30, Callable 6/1/30 @ 100(h) ....................... 3,000 3,013
40,497
Utilities (2.4%):
AEP Texas, Inc., 5.45%, 5/15/29, Callable 4/15/29 @ 100 .......................... 1,000 1,034
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 1,000 1,012
Black Hills Corp., 5.95%, 3/15/28, Callable 2/15/28 @ 100 ......................... 1,000 1,036
CenterPoint Energy, Inc., 5.40%, 6/1/29, Callable 5/1/29 @ 100 ...................... 929 961
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 1,250 1,209
Dominion Energy, Inc., 4.35% (H15T5Y+320bps), Callable 1/15/27 @ 100(c)(i) .......... 2,000 1,966
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 1,000 1,012
4.88%, 6/1/28, Callable 5/1/28 @ 100 .................................... 1,000 1,015
Essential Utilities, Inc., 4.80%, 8/15/27, Callable 7/15/27 @ 100 ..................... 1,500 1,516
Exelon Corp., 5.13%, 3/15/31, Callable 2/15/31 @ 100 ............................ 1,000 1,025
Florida Power & Light Co., 5.05%, 4/1/28, Callable 3/1/28 @ 100 .................... 1,000 1,025
KeySpan Gas East Corp., 2.74%, 8/15/26, Callable 5/15/26 @ 100(a) .................. 1,000 976
NSTAR Electric Co., 4.85%, 3/1/30, Callable 2/1/30 @ 100 ........................ 1,000 1,017
Oncor Electric Delivery Co. LLC, 4.50%, 3/20/27(a) ............................. 1,500 1,508
ONE Gas, Inc., 5.10%, 4/1/29, Callable 3/1/29 @ 100 ............................. 1,500 1,538
Pinnacle West Capital Corp., 4.90%, 5/15/28, Callable 4/15/28 @ 100 ................. 2,000 2,027
Public Service Enterprise Group, Inc., 5.20%, 4/1/29, Callable 3/1/29 @ 100 ............ 1,000 1,029
The AES Corp., 1.38%, 1/15/26, Callable 12/15/25 @ 100 .......................... 1,710 1,677
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(c) ........ 6,337 6,303
Wisconsin Electric Power Co., 5.00%, 5/15/29, Callable 4/15/29 @ 100 ................ 2,000 2,052
30,938
Total Corporate Bonds (Cost $434,933)
a
a
a
441,244
Yankee Dollars (7.7%)
Communication Services (0.1%):
Videotron Ltd., 5.13%, 4/15/27, Callable 8/2/25 @ 100(a) .......................... 1,500 1,500
Consumer Discretionary (1.2%):
Flutter Treasury DAC
6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .............................. 3,300 3,387
5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) ............................... 133 134
Honda Motor Co. Ltd., 4.44%, 7/8/28, Callable 6/8/28 @ 100 ....................... 3,000 3,004
International Game Technology PLC
4.13%, 4/15/26(a) .................................................. 2,999 2,999
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ 3,250 3,285
Phinia Holdings Jersey Ltd., 5.00%, 10/1/25(a) .................................. 500 501
Royal Caribbean Cruises Ltd., 5.50%, 8/31/26, Callable 2/28/26 @ 100(a) .............. 1,650 1,656
14,966
Consumer Staples (0.5%):
Bacardi-Martini BV, 5.55%, 2/1/30, Callable 1/1/30 @ 100(a) ....................... 2,000 2,053
BAT International Finance PLC, 4.45%, 3/16/28, Callable 2/16/28 @ 100 ............... 1,000 1,002
Japan Tobacco, Inc., 4.85%, 5/15/28, Callable 4/15/28 @ 100(a) ..................... 2,000 2,029
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 1,135 968
6,052

Victory Portfolios II
VictoryShares Short-Term Bond ETF
18
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.1%):
Canadian Natural Resources Ltd., 5.00%, 12/15/29, Callable 11/15/29 @ 100(a) .......... $ 3,250 $ 3,279
Enbridge, Inc.
5.30%, 4/5/29, Callable 3/5/29 @ 100 .................................... 1,000 1,028
5.75% (H15T5Y+531bps), 7/15/80, Callable 4/15/30 @ 100(c) .................. 1,515 1,506
Harbour Energy PLC, 5.50%, 10/15/26, Callable 8/2/25 @ 101.38(a) .................. 1,500 1,487
TechnipFMC PLC, 6.50%, 2/1/26, Callable 8/2/25 @ 100(a) ........................ 3,320 3,314
TransCanada PipeLines Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100 ................ 1,038 1,038
Vallourec SACA, 7.50%, 4/15/32, Callable 4/15/27 @ 103.75(a) ..................... 250 262
Var Energi ASA
5.00%, 5/18/27, Callable 4/18/27 @ 100(a) ................................ 1,000 1,006
5.88%, 5/22/30, Callable 4/22/30 @ 100(a) ................................ 1,000 1,026
13,946
Financials (2.9%):
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,000 1,028
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 606 616
Avolon Holdings Funding Ltd., 6.38%, 5/4/28, Callable 4/4/28 @ 100(a) ............... 1,000 1,042
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
7.53% (H15T5Y+300bps), 10/1/28(a)(c)(h) ................................ 1,500 1,584
5.62%, 12/10/29, Callable 11/10/29 @ 100(a) ............................... 1,037 1,060
Barclays PLC
7.33% (H15T1Y+305bps), 11/2/26, Callable 11/2/25 @ 100(c) .................. 1,000 1,008
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(c) .................... 1,000 1,008
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(c) ..................... 1,000 1,013
Beazley Insurance DAC
5.88%, 11/4/26 ..................................................... 1,200 1,204
5.50%, 9/10/29 .................................................... 3,802 3,781
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 9/22/25 @ 100(c)(i) ........ 1,457 1,454
Brookfield Finance, Inc., 4.35%, 4/15/30, Callable 1/15/30 @ 100 .................... 2,000 1,975
Canadian Imperial Bank of Commerce
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(c) ..................... 2,000 2,003
4.86% (SOFR+103bps), 3/30/29, Callable 3/31/28 @ 100(c) .................... 1,500 1,516
7.26%, 4/10/32(a) .................................................. 503 523
Essent Group Ltd., 6.25%, 7/1/29, Callable 6/1/29 @ 100 .......................... 2,000 2,071
HSBC Holdings PLC, 4.90% (SOFR+103bps), 3/3/29, Callable 3/3/28 @ 100(c) ......... 1,000 1,008
Mizuho Financial Group, Inc., 4.35%, 10/20/25(a)(h) ............................. 590 589
National Bank of Canada, 4.70% (SOFR+56bps), 3/5/27, Callable 3/5/26 @ 100(c) ........ 2,000 2,001
Nationwide Building Society, 4.00%, 9/14/26(a) ................................. 1,000 992
NatWest Group PLC, 7.47% (H15T1Y+285bps), 11/10/26, Callable 11/10/25 @ 100(c) ..... 500 505
Phoenix Group Holdings PLC, 4.75% (H15T5Y+428bps), 9/4/31, Callable 6/4/26 @ 100(c) . 2,000 1,984
Santander UK Group Holdings PLC, 4.75%, 9/15/25(a)(h) ......................... 2,000 1,997
Standard Chartered PLC
6.00%, Callable 7/26/25 @ 100(a)(i) ..................................... 3,000 3,001
5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(c) ................ 2,000 2,039
37,002
Health Care (0.1%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a) ............................. 201 194
Royalty Pharma PLC, 1.20%, 9/2/25, Callable 8/2/25 @ 100 ........................ 1,000 993
Smith & Nephew PLC, 5.15%, 3/20/27, Callable 2/20/27 @ 100 ..................... 500 506
1,693
Industrials (0.5%):
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 1,000 1,017
6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ................................ 1,000 1,054
LG Energy Solution Ltd.
5.38%, 7/2/27(a) ................................................... 952 961
5.25%, 4/2/28(a) ................................................... 2,000 2,013
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 8/2/25 @ 100(a) ....................... 1,600 1,594
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a) .................... 500 487
7,126

Victory Portfolios II
VictoryShares Short-Term Bond ETF
19
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Information Technology (0.3%):
CGI, Inc., 4.95%, 3/14/30, Callable 2/14/30 @ 100(a) ............................. $ 1,000 $ 1,010
NXP BV/NXP Funding LLC, 5.35%, 3/1/26, Callable 1/1/26 @ 100 .................. 2,500 2,508
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,000 1,036
4,554
Materials (0.8%):
Braskem Netherlands Finance BV, 4.50%, 1/10/28, Callable 10/10/27 @ 100(a) .......... 1,500 1,291
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 2,000 2,036
Nutrien Ltd., 4.50%, 3/12/27 ............................................... 2,000 2,005
Rio Tinto Finance USA PLC
4.38%, 3/12/27(h) .................................................. 1,000 1,005
4.50%, 3/14/28, Callable 2/14/28 @ 100 .................................. 1,000 1,008
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25 ........................... 3,000 3,029
10,374
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 3.88%, 3/20/27, Callable 12/20/26 @
100(a) ........................................................... 1,000 988
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(j) ............................. 1,272 1,280
Total Yankee Dollars (Cost $98,262)
a
a
a
99,481
Municipal Bonds (1.0%)
Alabama (0.1%):
Black Belt Energy Gas District Revenue, Series D-2, 6.00%, 2/1/29, Continuously Callable
@100 ........................................................... 1,000 1,051
California (0.3%):
California Infrastructure & Economic Development Bank Revenue
Series B, 5.71%, 7/1/30 .............................................. 1,000 1,024
Series B, 5.76%, 7/1/31 .............................................. 1,000 1,026
California State Public Works Board Revenue, Series B, 4.50%, 4/1/26 ................ 1,000 1,002
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, Series
A, 4.82%, 8/1/25 ................................................... 1,240 1,240
4,292
Colorado (0.0%):(e)
Colorado Health Facilities Authority Revenue, Series B, 2.80%, 12/1/26 ................ 305 297
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
4.57%, 12/1/27 .................................................... 250 250
4.63%, 12/1/28 .................................................... 500 499
749
Indiana (0.0%):(e)
City of Carmel Waterworks Revenue (INS - Build America Mutual Assurance Co.)
Series B, 4.94%, 5/1/27 .............................................. 200 201
Series B, 4.97%, 5/1/28 .............................................. 225 228
Series B, 5.02%, 5/1/29 .............................................. 275 279
708
Maryland (0.1%):
Maryland Economic Development Corp. Revenue, 4.79%, 11/30/29 ................... 750 758
Maryland Health & Higher Educational Facilities Authority Revenue, 1.89%, 1/1/26 ....... 1,000 980
1,738
Massachusetts (0.1%):
Massachusetts Educational Financing Authority Revenue, Series A, 5.52%, 7/1/35 ........ 940 961
Ohio (0.1%):
Columbus Metropolitan Housing Authority Revenue, 5.38%, 9/1/28, Continuously Callable
@100 ........................................................... 845 856
Pennsylvania (0.0%):(e)
Pennsylvania Higher Educational Facilities Authority Revenue, Series C, 4.96%, 11/1/25 .... 500 500

Victory Portfolios II
VictoryShares Short-Term Bond ETF
20
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Rhode Island (0.0%):(e)
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26 ................ $ 210 $ 206
South Carolina (0.1%):
Greenville-Spartanburg Airport District Revenue
Series B, 4.75%, 7/1/26 .............................................. 250 251
Series B, 4.61%, 7/1/27 .............................................. 350 353
Series B, 4.59%, 7/1/28 .............................................. 250 252
856
Texas (0.1%):
Culberson County-Allamoore Independent School District, GO (NBGA - Texas Permanent
School Fund), 7.00%, 2/15/27, Continuously Callable @100 .................... 1,100 1,135
Total Municipal Bonds (Cost $13,217)
a
a
a
13,349
U.S. Government Agency Mortgages (0.7%)
CoBank ACB
Series I, 6.25% (US0003M+466bps)(c)(i)(k) ............................... 4,300 4,303
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(c)(i) ................................ 4,000 3,985
Federal Home Loan Mortgage Corporation
5.50%, 10/1/38 .................................................... 657 670
Total U.S. Government Agency Mortgages (Cost $8,866)
a
a
a
8,958
U.S. Treasury Obligations (16.5%)
U.S. Treasury Notes
4.25%, 10/15/25 .................................................... 4,000 3,999
4.63%, 9/15/26 .................................................... 43,000 43,349
4.38%, 12/15/26 .................................................... 33,000 33,247
0.50%, 8/31/27 .................................................... 28,000 26,141
4.13%, 11/15/27 .................................................... 27,000 27,251
4.00%, 6/30/28 .................................................... 15,000 15,129
3.75%, 12/31/28 .................................................... 17,000 17,016
1.63%, 8/15/29 .................................................... 15,000 13,814
4.13%, 8/31/30 .................................................... 15,000 15,218
4.00%, 1/31/31 .................................................... 18,000 18,129
Total U.S. Treasury Obligations (Cost $210,968)
a
a
a
213,293
Commercial Paper (9.3%)
Consumer Staples (1.2%):
Bacardi-Martini BV, 4.79%, 7/3/25(a)(l) ...................................... 2,150 2,149
CVS Corp.
4.88%, 7/9/25(a)(l) .................................................. 5,400 5,394
4.90%, 7/11/25(a)(l) ................................................. 2,200 2,197
CVS Health Corp., 4.85%, 7/7/25(a)(l) ........................................ 5,000 4,995
14,735
Energy (1.7%):
Canadian Natural Resources Ltd., 4.95%, 7/15/25(a)(l) ............................ 9,500 9,481
Ovintiv, Inc., 5.01%, 7/21/25(a)(l) ........................................... 12,700 12,663
22,144
Health Care (0.9%):
HCA, Inc.
4.84%, 7/8/25(a)(l) .................................................. 11,400 11,388
4.89%, 7/17/25(a)(l) ................................................. 250 249
11,637
Industrials (2.3%):
Air Lease Corp.

Victory Portfolios II
VictoryShares Short-Term Bond ETF
21
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
4.79%, 7/17/25(a)(l) ................................................. $ 6,000 $ 5,987
4.80%, 7/18/25(a)(l) ................................................. 6,600 6,584
Global Payments, Inc.
4.90%, 7/1/25(a)(l) .................................................. 2,100 2,100
4.90%, 7/2/25(a)(l) .................................................. 2,900 2,899
Sonoco Products Co.
5.04%, 7/3/25(a)(l) .................................................. 2,300 2,299
5.07%, 7/8/25(a)(l) .................................................. 500 499
5.11%, 7/14/25(a)(l) ................................................. 3,800 3,793
5.12%, 7/16/25(a)(l) ................................................. 4,000 3,991
5.21%, 7/21/25(a)(l) ................................................. 1,600 1,595
29,747
Materials (1.0%):
FMC Corp.
5.12%, 7/1/25(a)(l) .................................................. 2,000 2,000
5.13%, 7/3/25(a)(l) .................................................. 1,600 1,599
5.15%, 7/14/25(a)(l) ................................................. 8,100 8,084
5.18%, 7/17/25(a)(l) ................................................. 1,000 997
12,680
Real Estate (0.9%):
Crown Castle, Inc.
4.96%, 7/1/25(a)(l) .................................................. 5,000 4,999
5.02%, 7/22/25(a)(l) ................................................. 300 299
5.05%, 8/5/25(a)(l) .................................................. 6,550 6,517
11,815
Technology (0.3%):
Jabil, Inc., 5.09%, 7/7/25(a)(l) .............................................. 4,000 3,996
Utilities (1.0%):
Guadalupe Valley Electric Cooperative, Inc.
4.40%, 7/16/25(a)(l) ................................................. 10,300 10,280
4.90%, 8/6/25(a)(l) .................................................. 2,400 2,388
12,668
Total Commercial Paper (Cost $119,435)
a
a
a
119,422
Shares
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(m) ....... 1,468,207 1,469
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(m) ........... 1,468,207 1,468
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(m) ............... 1,468,207 1,468
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(m) 1,468,207 1,468
Total Collateral for Securities Loaned (Cost $5,873)
a
a
a
5,873
Total Investments (Cost $1,272,378) — 99.8% 1,287,021
Other assets in excess of liabilities —  0.2% 2,221
NET ASSETS - 100.00% $ 1,289,242
At June 30, 2025, the Fund's investments in foreign securities were 9.8% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was
$658,673 (thousands) and amounted to 51.1% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2025.
(e) Amount represents less than 0.05% of net assets.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $4,433 (thousands), which included $(68)
(thousands) un realized gain.
(h) All or a portion of this security is on loan.

Victory Portfolios II
VictoryShares Short-Term Bond ETF
22
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(k) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(l) Rate represents the effective yield at June 30, 2025.
(m) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA—Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF
23
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (13.0%)
ABS Auto (7.1%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 6/15/27 @ 100 $ 1,263 $ 1,281
American Heritage Auto Receivables Trust, Series 2024-1A, Class A4, 5.07%, 6/17/30,
Callable 12/15/28 @ 100(a) ........................................... 2,123 2,143
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable
6/18/26 @ 100 ..................................................... 141 141
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 7/15/25 @ 100(a) .............. 274 274
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 7/15/25 @ 100(a) ............... 467 467
Series 2024-A, Class B, 5.16%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 1,300 1,318
Series 2025-A, Class A3, 4.46%, 1/17/34, Callable 10/15/28 @ 100(a) ............. 920 925
AutoNation Finance Trust, Series 2025-1A, Class B, 5.03%, 8/12/30, Callable 5/10/28 @
100(a) ........................................................... 2,955 3,005
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A, Class D, 3.34%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 333 332
Series 2021-2A, Class C, 2.35%, 2/20/28, Callable 2/20/27 @ 100(a) .............. 800 765
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 1,000 1,012
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 1,000 1,044
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 1,000 989
Series 2022-3, Class C, 4.98%, 2/15/28, Callable 9/15/26 @ 100 ................. 1,090 1,094
Series 2023-1, Class D, 6.27%, 11/15/29, Callable 3/15/27 @ 100 ................ 1,000 1,020
Series 2024-2, Class B, 5.69%, 11/15/29, Callable 11/15/27 @ 100 ............... 1,450 1,491
Series 2024-4, Class B, 4.82%, 5/15/30, Callable 3/15/28 @ 100 ................. 2,000 2,019
CarMax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28, Callable 4/15/28
@ 100 ........................................................... 2,000 2,022
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 2/10/27 @
100 ............................................................. 1,500 1,467
Chase Auto Owner Trust ..................................................
Series 2023-AA, Class C, 6.24%, 9/25/29, Callable 9/25/27 @ 100(a) ............. 875 914
Series 2024-1A, Class A4, 5.05%, 10/25/29, Callable 9/25/27 @ 100(a) ............ 1,400 1,427
Series 2024-1A, Class B, 5.16%, 11/26/29, Callable 9/25/27 @ 100(a) ............. 643 655
Series 2024-2A, Class B, 5.55%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 2,700 2,779
Series 2024-3A, Class A4, 5.08%, 12/25/29, Callable 10/25/27 @ 100(a) ........... 2,950 3,011
Series 2024-4A, Class B, 5.23%, 4/25/30, Callable 12/25/27 @ 100(a) ............. 1,450 1,478
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 1,897 1,905
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 634 641
Series 2024-1A, Class A1, 5.52%, 5/15/36, Callable 7/15/27 @ 100(a) ............. 961 970
Citizens Auto Receivables Trust ............................................
Series 2023-1, Class A3, 5.84%, 1/18/28, Callable 3/15/27 @ 100(a) .............. 743 748
Series 2023-1, Class A4, 5.78%, 10/15/30, Callable 3/15/27 @ 100(a) ............. 1,000 1,020
CPS Auto Receivables Trust, Series 2022-D, Class B, 6.84%, 1/16/29, Callable 6/15/27 @
100(a) ........................................................... 290 290
Credit Acceptance Auto Loan Trust ..........................................
Series 2022-3A, Class B, 7.52%, 12/15/32, Callable 7/15/26 @ 100(a) ............. 1,260 1,265
Series 2023-2A, Class A, 5.92%, 5/16/33, Callable 11/15/26 @ 100(a) ............. 704 707
Series 2023-2A, Class B, 6.61%, 7/15/33, Callable 11/15/26 @ 100(a) ............. 1,000 1,015
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 947 971
Series 2024-3A, Class A, 4.68%, 9/15/34, Callable 5/15/28 @ 100(a) .............. 2,000 1,999
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 10/15/25 @
100 ............................................................. 780 774
Ent Auto Receivables Trust, Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @
100(a) ........................................................... 2,700 2,767
Enterprise Fleet Financing LLC .............................................
Series 2022-1, Class A3, 3.27%, 1/20/28, Callable 7/20/25 @ 100(a) .............. 890 887
Series 2022-3, Class A2, 4.38%, 7/20/29, Callable 11/20/25 @ 100(a) ............. 189 189
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 2,000 2,026
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 465 468
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 1,450 1,508
Series 2024-1, Class A3, 5.16%, 9/20/30, Callable 8/20/27 @ 100(a) .............. 2,000 2,037
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 2/20/28 @ 100(a) ............. 994 1,029

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class A4, 5.46%, 4/15/30, Callable 11/15/27 @ 100(a) ............ $ 808 $ 822
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 7/15/28 @ 100(a) .............. 647 658
Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, 6/15/27, Callable 9/15/26 @ 100(a) 1,000 976
Ford Credit Auto Owner Trust ..............................................
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 822 838
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 1,000 1,041
Foursight Capital Automobile Receivables Trust .................................
Series 2023-1, Class B, 5.35%, 3/15/28, Callable 9/15/26 @ 100(a) ............... 1,253 1,254
Series 2024-1, Class B, 5.55%, 5/15/29, Callable 4/15/27 @ 100(a) ............... 1,429 1,436
GECU Auto Receivables Trust .............................................
Series 2023-1A, Class B, 5.87%, 1/15/30, Callable 2/15/28 @ 100(a) .............. 415 427
Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @ 100(a) .............. 250 259
GLS Auto Receivables Issuer Trust, Series 2021-3A, Class E, 3.20%, 10/16/28, Callable
3/15/26 @ 100(a) ................................................... 1,000 984
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class B, 6.67%, 12/17/29, Callable 8/15/28 @ 100(a) ............. 2,755 2,848
Series 2024-1A, Class B, 5.32%, 3/15/30, Callable 3/15/28 @ 100(a) .............. 875 885
Series 2024-4A, Class B, 4.50%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 2,000 1,995
Series 2025-1A, Class A2, 4.71%, 4/15/30, Callable 9/15/29 @ 100(a) ............. 1,318 1,321
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.00%,
8/16/30, Callable 1/16/28 @ 100 ........................................ 1,450 1,472
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class A4, 5.17%, 1/15/30, Callable 1/15/28 @ 100(a) ............. 2,500 2,528
Series 2024-1A, Class B, 5.42%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 1,200 1,220
GTE Auto Receivables Trust, Series 2023-1, Class A4, 5.12%, 4/16/29, Callable 3/15/27 @
100(a) ........................................................... 1,250 1,256
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 2/25/28(a) ........... 1,000 1,018
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27(a) ............ 1,000 962
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @
100(a) ........................................................... 500 499
Honda Auto Receivables Owner Trust, Series 2024-4, Class A4, 4.35%, 12/16/30, Callable
10/15/27 @ 100 .................................................... 1,500 1,507
Hyundai Auto Receivables Trust ............................................
Series 2021-C, Class B, 1.49%, 12/15/27, Callable 3/15/26 @ 100 ................ 2,000 1,968
Series 2024-C, Class B, 4.67%, 1/15/31, Callable 8/15/28 @ 100 ................. 941 949
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 397 396
Series 2022-1A, Class B, 5.87%, 9/15/27, Callable 9/15/26 @ 100(a) .............. 1,600 1,606
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 4/15/27 @ 100(a) .............. 600 601
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 5/15/27 @ 100(a) .............. 1,000 1,007
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 1,000 1,011
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 11/15/27 @ 100(a) ............ 1,500 1,526
Series 2024-3A, Class B, 4.74%, 1/15/30, Callable 3/15/28 @ 100(a) .............. 2,000 2,007
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.89%, 7/15/32, Callable
11/15/28 @ 100(a) .................................................. 2,624 2,674
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A4, 4.92%, 4/15/31, Callable
8/15/28 @ 100 ..................................................... 1,890 1,930
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class A, 7.21%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 998 1,006
Series 2023-1A, Class B, 7.25%, 5/20/36, Callable 5/20/26 @ 100(a) .............. 2,000 2,030
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 2,891 2,913
OCCU Auto Receivables Trust, Series 2023-1A, Class B, 6.51%, 9/17/29, Callable 11/15/27 @
100(a) ........................................................... 500 519
Oscar US Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 7/10/25 @
100(a) ........................................................... 647 636
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... 1,500 1,497
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 515 514
Series 2022-A, Class B, 4.60%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 1,499 1,497
Series 2022-A, Class C, 4.83%, 12/15/28, Callable 3/15/26 @ 100(a) .............. 750 749
Series 2024-A, Class A4, 4.75%, 3/15/30, Callable 1/15/29 @ 100(a) .............. 1,450 1,453

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Prestige Auto Receivables Trust ............................................
Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 6/15/26 @ 100(a) .............. $ 268 $ 266
Series 2023-1A, Class B, 5.55%, 4/15/27, Callable 4/15/27 @ 100(a) .............. 181 181
Series 2023-2A, Class B, 6.64%, 12/15/27, Callable 11/15/27 @ 100(a) ............ 750 755
Series 2024-2A, Class A2, 4.72%, 2/15/28, Callable 2/15/28 @ 100(a) ............. 1,151 1,151
Series 2025-1A, Class B, 5.34%, 11/15/28, Callable 11/15/28 @ 100(a) ............ 3,000 3,021
Santander Drive Auto Receivables Trust, Series 2022-3, Class B, 4.13%, 8/16/27, Callable
7/15/26 @ 100 ..................................................... 54 54
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class A4, 5.21%, 4/16/29, Callable 3/15/28 @ 100(a) .............. 1,500 1,513
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 3/15/28 @ 100(a) ............... 1,500 1,514
Series 2025-SF1, Class C, 5.14%, 4/15/31, Callable 2/15/30 @ 100(a) ............. 1,750 1,753
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class A4, 5.70%, 8/15/29, Callable 11/15/27 @ 100(a) ............ 900 916
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 2,000 2,062
Series 2024-1A, Class B, 5.33%, 7/15/30, Callable 4/15/28 @ 100(a) .............. 1,950 1,980
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 2,110 2,124
Series 2025-B, Class B, 4.93%, 12/29/32, Callable 9/25/28 @ 100(a) .............. 2,000 2,006
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class B, 5.71%, 1/22/30, Callable 8/20/27 @ 100(a) .............. 1,500 1,536
Series 2024-1A, Class B, 5.38%, 1/21/31, Callable 1/20/28 @ 100(a) .............. 840 857
Series 2024-3A, Class B, 4.76%, 11/20/31, Callable 6/20/28 @ 100(a) ............. 2,000 2,017
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 2,275 2,278
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 802 807
Series 2024-A, Class A4, 5.31%, 12/20/27, Callable 5/20/26 @ 100(a) ............. 2,000 2,018
Toyota Auto Loan Extended Note Trust .......................................
Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100(a)(b) ............ 2,000 1,956
Series 2022-1A, Class A, 3.82%, 4/25/35, Callable 4/25/27 @ 100(a) .............. 2,000 1,985
Toyota Auto Receivables Owner Trust ........................................
Series 2023-A, Class A3, 4.63%, 9/15/27, Callable 3/15/27 @ 100 ................ 2,510 2,510
Series 2024-D, Class A4, 4.43%, 4/15/30, Callable 3/15/28 @ 100 ................ 2,000 2,014
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 1,989 1,990
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 946 956
USB Auto Owner Trust ...................................................
Series 2025-1A, Class A4, 4.62%, 12/16/30, Callable 3/15/29 @ 100(a) ............ 1,470 1,488
Series 2025-1A, Class B, 4.81%, 1/15/31, Callable 3/15/29 @ 100(a) .............. 1,000 1,010
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class A4, 5.59%, 12/15/28, Callable 6/15/27 @ 100(a) ............ 1,000 1,011
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 6/15/27 @ 100(a) .............. 2,033 2,074
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 9/15/27, Callable
8/15/26 @ 100(a) ................................................... 424 424
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 675 680
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 2,000 2,054
Series 2024-1A, Class B, 5.50%, 2/18/39(a) ................................ 1,357 1,373
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ 1,625 1,622
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 1,514 1,521
World Omni Select Auto Trust, Series 2023-A, Class C, 6.00%, 1/16/29, Callable 1/15/27 @
100 ............................................................. 1,000 1,011
165,472
ABS Card (1.4%):
American Express Credit Account Master Trust .................................
Series 2023-4, Class A, 5.15%, 9/15/30 ................................... 2,900 2,993
Series 2024-2, Class A, 5.24%, 4/15/31 ................................... 3,000 3,119
BA Credit Card Trust ....................................................
Series 2023-A2, Class A2, 4.98%, 11/15/28 ................................ 1,800 1,819
Series 2024-A1, Class A, 4.93%, 5/15/29 .................................. 3,500 3,552
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2, 1.39%, 7/15/30 ....... 4,700 4,341
CARDS II Trust, Series 2024-1A, Class C, 5.84%, 7/15/29(a) ....................... 920 925
Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31 ...................... 4,840 4,925

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30 ......... $ 1,900 $ 1,890
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 903 908
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 833 838
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................. 625 602
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 1,000 1,002
Series 2023-2A, Class B, 6.26%, 1/21/27(a) ................................ 410 410
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 1,145 1,211
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class A, 1.53%, 10/26/29(a) ............................... 2,000 1,928
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 2,000 1,928
32,391
ABS Other (4.3%):
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 7/15/25
@ 100(a) ......................................................... 1,500 1,450
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 333 333
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class B, 6.03%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 2,710 2,768
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class B, 5.37%, 1/21/31,
Callable 3/20/28 @ 100(a) ............................................ 1,081 1,100
Atalaya Equipment Leasing Trust, Series 2021-1A, Class C, 2.69%, 6/15/28, Callable 7/15/25
@ 100(a) ......................................................... 1,290 1,276
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 826 850
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 833 877
Barings Equipment Finance LLC, Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 11/13/29
@ 100(a) ......................................................... 3,000 3,070
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @
100(a) ........................................................... 1,216 1,220
CCG Receivables Trust ...................................................
Series 2023-1, Class A2, 5.82%, 9/16/30, Callable 9/14/26 @ 100(a) .............. 282 283
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,450 1,489
Series 2025-1, Class B, 4.69%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 965 967
CF Hippolyta Issuer LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 7/15/25 @
100(a) ........................................................... 1,414 1,363
CNH Equipment Trust, Series 2024-C, Class A4, 4.12%, 3/15/32, Callable 8/15/28 @ 100 ... 1,500 1,498
Crossroads Asset Trust ...................................................
Series 2024-A, Class B, 5.94%, 8/20/30, Callable 2/20/28 @ 100(a) ............... 1,637 1,674
Series 2025-A, Class B, 5.20%, 2/20/32, Callable 2/20/29 @ 100(a) ............... 228 230
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 1,349 1,314
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 1,796 1,833
Daimler Trucks Retail Trust, Series 2023-1, Class A4, 5.93%, 12/16/30, Callable 9/15/26 @
100 ............................................................. 1,680 1,712
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class A3, 5.65%, 9/22/28, Callable 10/22/25 @ 100(a) ............. 372 372
Series 2023-3, Class A3, 5.93%, 4/23/29, Callable 5/22/26 @ 100(a) .............. 1,460 1,469
Series 2024-1, Class B, 5.53%, 3/22/30, Callable 11/22/26 @ 100(a) .............. 1,900 1,919
Series 2025-1, Class B, 4.96%, 2/24/31, Callable 11/22/27 @ 100(a) .............. 1,550 1,560
Dext ABS LLC, Series 2023-2, Class B, 6.41%, 5/15/34, Callable 3/15/28 @ 100(a) ....... 1,500 1,529
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable
9/20/25 @ 100(a) ................................................... 1,000 951
Diamond Issuer LLC, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100(a) 1,125 1,061
DLLAA LLC, Series 2025-1A, Class A4, 5.08%, 4/20/33(a) ........................ 1,583 1,621
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 919 950
DLLMT LLC, Series 2024-1A, Class A4, 4.98%, 4/20/32, Callable 5/20/28 @ 100(a) ...... 1,020 1,038
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/38(a)(c) ............... 1,154 1,108
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 532 536
Series 2024-4, Class A, 4.40%, 9/15/31(a) ................................. 1,500 1,501

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Granite Park Equipment Leasing LLC, Series 2023-1A, Class B, 6.62%, 4/20/33, Callable
11/20/29 @ 100(a) .................................................. $ 1,634 $ 1,705
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1, Class B, 5.18%, 12/16/30, Callable 2/15/28 @ 100(a) .............. 1,480 1,498
Series 2025-1, Class A4, 4.58%, 1/15/32, Callable 5/15/29 @ 100(a) .............. 2,180 2,203
HPEFS Equipment Trust ..................................................
Series 2023-2A, Class C, 6.48%, 1/21/31, Callable 12/20/26 @ 100(a) ............. 1,250 1,259
Series 2024-1A, Class B, 5.18%, 5/20/31, Callable 7/20/27 @ 100(a) .............. 1,500 1,506
John Deere Owner Trust ..................................................
Series 2022-A, Class A4, 2.49%, 1/16/29, Callable 10/15/25 @ 100 ............... 1,000 993
Series 2024-C, Class A4, 4.15%, 8/15/31, Callable 5/15/28 @ 100 ................ 1,376 1,375
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A4, 2.78%, 2/15/28, Callable 1/15/26 @ 100(a) ............. 2,000 1,981
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 1,268 1,297
Series 2025-1A, Class A4, 4.87%, 7/15/30, Callable 2/15/29 @ 100(a) ............. 1,958 1,998
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A4, 5.75%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 2,076 2,115
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 2,360 2,384
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 2,000 1,953
Series 2022-A, Class A4, 3.32%, 6/13/44(a) ................................ 1,500 1,486
Series 2023-A, Class A3, 5.54%, 12/13/29(a) ............................... 2,000 2,034
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 750 767
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 865 886
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100(a) ....... 209 199
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61,
Callable 7/20/25 @ 100(a) ............................................ 1,807 1,695
NMEF Funding LLC, Series 2025-A, Class B, 5.18%, 7/15/32, Callable 1/15/29 @ 100(a) ... 1,418 1,429
NP SPE IX LP, Series 2019-1A, Class A2, 3.24%, 9/20/49(a) ........................ 498 466
NP SPE X LP, Series 2019-2A, Class C1, 6.44%, 11/19/49(a) ....................... 428 408
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class A3, 5.64%, 11/20/30, Callable 3/20/28 @ 100(a) ............ 1,450 1,479
Series 2024-2A, Class A3, 4.65%, 10/20/31, Callable 7/20/27 @ 100(a) ............ 1,143 1,146
Series 2025-1A, Class A2, 4.94%, 10/20/28, Callable 9/20/28 @ 100(a) ............ 1,870 1,879
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 773 785
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class B, 5.58%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 2,622 2,653
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 873 884
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @
100(a)(c) ......................................................... 1,094 1,066
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35 ....................... 4,000 3,892
SCF Equipment Leasing LLC ..............................................
Series 2022-2A, Class B, 6.50%, 2/20/32, Callable 7/20/27 @ 100(a) .............. 741 744
Series 2023-1A, Class B, 6.37%, 5/20/32, Callable 4/20/30 @ 100(a) .............. 1,243 1,275
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a) ................. 2,000 1,972
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100(a) ............ 1,000 968
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 500 478
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,330 1,347
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 723 734
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 9/12/28 @ 100(a) ............ 718 729
Volvo Financial Equipment LLC ............................................
Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28 @ 100(a) ............. 2,420 2,428
Series 2025-1A, Class A4, 4.53%, 10/15/31, Callable 11/15/28 @ 100(a) ........... 1,000 1,007
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35 ..... 1,053 931
Zayo Issuer LLC, Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) .... 2,500 2,537
101,493
Agency ABS Other (0.2%):
Navient Student Loan Trust ................................................
Series 2015-2, Class B, 5.92% (SOFR30A+161bps), 8/25/50, Callable 6/25/33 @ 100(d) 3,000 2,920
Series 2018-2A, Class B, 5.57% (SOFR30A+126bps), 3/25/67, Callable 6/25/37 @
100(a)(d) ......................................................... 1,000 905

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 3/25/33 @
100(a) ........................................................... $ 1,371 $ 1,245
SLM Student Loan Trust ..................................................
Series 2006-10, Class B, 4.84% (SOFR90A+48bps), 3/25/44, Callable 10/25/30 @ 100(d) 107 105
Series 2007-1, Class B, 4.84% (SOFR90A+48bps), 1/27/42, Callable 7/25/29 @ 100(d) 177 163
5,338
Total Asset-Backed Securities (Cost $302,249)
a
a
a
304,694
Collateralized Mortgage Obligations (5.2%)
Agency CMO FLT (0.1%):
Federal Home Loan Mortgage Corporation, Series 5522, Class BF, 5.36% (SOFR30A+105bps),
3/25/55(d) ........................................................ 3,775 3,746
Agency CMO Other (0.7%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 1,553 1,578
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 2,635 2,603
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 3,461 3,484
Federal National Mortgage Association, Series 2022-88, Class BA, 5.50%, 7/25/47 ........ 1,325 1,341
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 1,747 1,530
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 1,280 1,290
Series 2024-20, Class PA, 4.50%, 2/20/54 ................................. 4,020 3,981
15,807
Agency Commercial MBS (1.5%):
Federal Home Loan Mortgage Corporation .....................................
Series K087, Class A2, 3.77%, 12/25/28 .................................. 500 495
Series K091, Class A2, 3.51%, 3/25/29 ................................... 1,250 1,226
Series K095, Class A2, 2.79%, 6/25/29 ................................... 1,000 953
Series K096, Class A2, 2.52%, 7/25/29 ................................... 1,000 943
Series K097, Class A2, 2.51%, 7/25/29 ................................... 2,000 1,883
Series K100, Class A2, 2.67%, 9/25/29 ................................... 545 515
Series K135, Class A2, 2.15%, 10/25/31(b) ................................ 1,000 883
Series K136, Class A2, 2.13%, 11/25/31 ................................... 4,000 3,519
Series K141, Class A2, 2.25%, 2/25/32 ................................... 4,000 3,529
Series K142, Class A2, 2.40%, 3/25/32 ................................... 3,000 2,666
Series K144, Class A2, 2.45%, 4/25/32 ................................... 3,000 2,668
Series K146, Class A2, 2.92%, 6/25/32, Callable 6/25/32 @ 100 ................. 4,885 4,463
Series K147, Class A2, 3.00%, 6/25/32(b) ................................. 3,000 2,753
Series K-1510, Class A3, 3.79%, 1/25/34 .................................. 1,000 949
Series K-1512, Class A3, 3.06%, 4/25/34 .................................. 1,000 892
Series K159, Class A2, 3.95%, 11/25/30(b) ................................ 500 494
Series KG02, Class A2, 2.41%, 8/25/29 ................................... 909 852
Series KIR3, Class A2, 3.28%, 8/25/27 ................................... 1,500 1,475
Federal National Mortgage Association .......................................
Series 2018-M4, Class A2, 3.16%, 3/25/28(b) ............................... 354 346
Series 2019-M1, Class A2, 3.66%, 9/25/28(b) ............................... 620 611
Series 2019-M12, Class A2, 2.89%, 6/25/29(b) .............................. 965 925
Series 2022-M12, Class A, 3.18%, 12/25/28(b) .............................. 2,427 2,355
35,395
Commercial MBS (2.9%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 6.04% (TSFR1M+174bps), 6/15/40(a)(c)(d) .......... 1,955 1,962
Series 2025-OANA, Class B, 6.14% (TSFR1M+184bps), 6/15/40(a)(c)(d) .......... 2,000 1,996
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.39%, 2/15/55,
Callable 2/15/32 @ 100(a)(b) .......................................... 2,000 1,846
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(c) ........................... 1,740 1,707
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(c) ........................... 1,000 966
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b)(c) ........................... 1,000 960
Benchmark Mortgage Trust ................................................

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 3/15/30 @ 100 ............. $ 952 $ 906
Series 2020-B22, Class A5, 1.97%, 1/15/54, Callable 1/15/31 @ 100 .............. 2,400 2,063
BPR Trust ............................................................
Series 2021-TY, Class A, 5.48% (TSFR1M+116bps), 9/15/38(a)(c)(d) ............. 865 863
Series 2022-STAR, Class A, 7.54% (TSFR1M+323bps), 8/15/39(a)(c)(d) ........... 2,691 2,684
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B, 7.45% (TSFR1M+314bps),
6/15/27(a)(c)(d) .................................................... 1,800 1,811
BX Trust .............................................................
Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(c) .......... 923 860
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(c) ............................ 2,000 1,981
Series 2025-GW, Class A, 5.90% (TSFR1M+160bps), 7/15/42(a)(c)(d) ............ 2,000 2,002
Series 2025-ROIC, Class A, 5.46% (TSFR1M+114bps), 3/15/30(a)(c)(d) ........... 2,336 2,321
BXP Trust ............................................................
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(c) .......................... 550 466
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(c) .......................... 1,500 1,236
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(c) .......................... 500 397
Citigroup Commercial Mortgage Trust ........................................
Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100(b) ............. 500 478
Series 2020-GC46, Class AAB, 2.61%, 2/15/53, Callable 2/15/30 @ 100 ........... 684 659
COMM Mortgage Trust ..................................................
Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 11/10/25 @ 100(b) ........ 250 249
Series 2015-PC1, Class B, 4.51%, 7/10/50, Callable 7/10/25 @ 100(b) ............. 425 422
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(c) .......... 1,500 1,280
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(c) ............................. 1,960 2,062
CSMC Trust, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(c) ..................... 2,252 2,085
DBJPM Mortgage Trust ..................................................
Series 2016-C1, Class A4, 3.28%, 5/10/49, Callable 4/10/26 @ 100 ............... 500 495
Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100(a)(c) ........... 1,750 836
DBWF Mortgage Trust, Series 2024-LCRS, Class A, 6.05% (TSFR1M+174bps), 4/15/37(a)(c)
(d) ............................................................. 1,000 1,000
Extended Stay America Trust, Series 2021-ESH, Class B, 5.81% (TSFR1M+149bps),
7/15/38(a)(c)(d) .................................................... 667 667
GS Mortgage Securities Corp. Trust ..........................................
Series 2017-GPTX, Class A, 2.86%, 5/10/34(a)(c) ........................... 849 731
Series 2023-SHIP, Class B, 5.10%, 9/10/38(a)(b)(c) .......................... 1,080 1,077
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 2/5/45(a)(b)(c) ......... 1,753 1,798
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(c) .......... 3,000 2,929
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(c) ......................... 535 493
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(c) .......................... 994 1,024
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class B, 7.06% (TSFR1M+274bps), 10/15/39(a)(c)(d) .......... 2,000 1,998
Series 2022-LPFX, Class A, 3.38%, 3/15/32(a)(c) ............................ 2,000 1,788
IRV Trust, Series 2025-200P, Class A, 5.47%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(c) .... 2,912 2,940
LBA Trust, Series 2024-7IND, Class A, 5.75% (TSFR1M+144bps), 10/15/41(a)(c)(d) ...... 2,000 2,000
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(c) ........................................................... 2,407 2,419
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.23% (TSFR1M+92bps),
4/15/38(a)(c)(d) .................................................... 283 283
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.90%, 11/9/43(a)(c) ........ 1,000 847
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.95% (TSFR1M+164bps), 3/15/39(a)(c)
(d) ............................................................. 2,170 2,171
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(c) ................ 4,430 4,027
SCOTT Trust, Series 2023-SFS, Class A, 5.91%, 3/10/40(a)(c) ...................... 1,000 1,025
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(c) ................... 800 701
SREIT Trust, Series 2021-MFP2, Class B, 5.60% (TSFR1M+129bps), 11/15/36(a)(c)(d) .... 1,500 1,499
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 8/17/36(a)(b)(c) 250 244
67,254
Total Collateralized Mortgage Obligations (Cost $123,867)
a
a
a
122,202

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (22.4%)
Communication Services (0.6%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... $ 2,150 $ 1,547
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100(e) ........................... 1,115 1,096
Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100 .............. 2,555 2,069
Paramount Global, 4.20%, 6/1/29, Callable 3/1/29 @ 100 .......................... 716 697
T-Mobile US, Inc.
4.75%, 2/1/28, Callable 7/13/25 @ 100.79 ................................. 793 794
3.88%, 4/15/30, Callable 1/15/30 @ 100 .................................. 1,195 1,160
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 3,500 3,035
Verizon Communications, Inc.
3.40%, 3/22/41, Callable 9/22/40 @ 100 .................................. 1,770 1,365
3.55%, 3/22/51, Callable 9/22/50 @ 100 .................................. 795 569
Warnermedia Holdings, Inc., 4.28%, 3/15/32, Callable 12/15/31 @ 100 ................ 1,100 818
13,150
Consumer Discretionary (1.2%):
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100 ........................... 2,720 2,340
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100 ......................... 1,075 915
D.R. Horton, Inc., 5.00%, 10/15/34, Callable 7/15/34 @ 100 ........................ 1,485 1,470
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a) .................................................. 770 719
5.38%, 1/13/32, Callable 11/13/31 @ 100(a) ................................ 1,890 1,918
Genuine Parts Co.
4.95%, 8/15/29, Callable 7/15/29 @ 100 .................................. 1,670 1,696
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 1,472 1,283
Hasbro, Inc., 3.90%, 11/19/29, Callable 8/19/29 @ 100 ............................ 720 694
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 25 17
Marriott International, Inc.
3.50%, 10/15/32, Callable 7/15/32 @ 100 ................................. 955 868
5.50%, 4/15/37, Callable 1/15/37 @ 100 .................................. 2,458 2,458
Mattel, Inc., 3.75%, 4/1/29, Callable 7/13/25 @ 100.94(a) .......................... 2,720 2,607
Mercedes-Benz Finance North America LLC, 3.45%, 1/6/27(a) ...................... 220 217
O'Reilly Automotive, Inc.
4.20%, 4/1/30, Callable 1/1/30 @ 100 .................................... 1,000 990
5.00%, 8/19/34, Callable 5/19/34 @ 100 .................................. 25 25
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a) . 2,388 1,947
Stellantis Finance US, Inc., 6.45%, 3/18/35, Callable 12/18/34 @ 100(a) ............... 1,035 1,039
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 1,595 1,601
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 720 406
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 1,000 867
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 774 789
Volkswagen Group of America Finance LLC
6.45%, 11/16/30, Callable 9/16/30 @ 100(a) ................................ 1,305 1,389
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 2,000 2,012
28,267
Consumer Staples (1.6%):
7-Eleven, Inc., 1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ......................... 1,220 1,033
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100 .......................... 460 397
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100 ......... 320 325
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 1,017 916
7.75%, 10/19/32, Callable 7/19/32 @ 100 ................................. 945 1,091
4.39%, 8/15/37, Callable 2/15/37 @ 100 .................................. 975 872
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 1,270 1,256
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 2,500 2,262
Cargill, Inc.
2.13%, 11/10/31, Callable 8/10/31 @ 100(a) ................................ 795 690
5.13%, 10/11/32, Callable 7/11/32 @ 100(a) ................................ 1,745 1,782
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 865 754
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 1,670 1,721
Constellation Brands, Inc., 2.25%, 8/1/31, Callable 5/1/31 @ 100 ..................... 720 625

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Dollar General Corp., 5.45%, 7/5/33, Callable 4/5/33 @ 100(e) ...................... $ 970 $ 993
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100 ....................... 220 201
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 750 738
2.25%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,075 949
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 1,200 988
Kraft Heinz Foods Co., 5.00%, 6/4/42 ........................................ 220 198
Mars, Inc.
3.88%, 4/1/39, Callable 10/1/38 @ 100(a) ................................. 1,150 990
5.65%, 5/1/45, Callable 11/1/44 @ 100(a) ................................. 2,200 2,202
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 720 625
Philip Morris International, Inc., 5.38%, 2/15/33, Callable 11/15/32 @ 100 .............. 1,760 1,818
Sodexo, Inc.
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 3,200 2,848
5.80%, 8/15/35, Callable 5/15/35 @ 100(a) ................................ 1,750 1,804
Sysco Corp.
2.45%, 12/14/31, Callable 9/14/31 @ 100 ................................. 1,500 1,314
5.40%, 3/23/35, Callable 12/23/34 @ 100 ................................. 2,090 2,126
The Campbell's Company
5.20%, 3/21/29, Callable 2/21/29 @ 100 .................................. 720 737
4.75%, 3/23/35, Callable 12/23/34 @ 100 ................................. 730 701
The Coca-Cola Co., 2.00%, 3/5/31 ........................................... 1,470 1,307
The Hershey Co., 5.10%, 2/24/35, Callable 11/24/34 @ 100 ........................ 580 589
The J.M. Smucker Co., 6.20%, 11/15/33, Callable 8/15/33 @ 100 .................... 910 977
The Kroger Co., 5.00%, 9/15/34, Callable 6/15/34 @ 100 .......................... 2,700 2,685
38,514
Energy (2.0%):
APA Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100(a) ............................ 1,500 1,055
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100 .................................. 220 220
4.80%, 5/3/29, Callable 2/3/29 @ 100 .................................... 220 222
3.60%, 9/1/32, Callable 6/1/32 @ 100 .................................... 760 688
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100 ....................... 635 624
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a) ..................... 1,191 1,021
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 1,000 990
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 25 23
Diamondback Energy, Inc., 5.75%, 4/18/54, Callable 10/18/53 @ 100 ................. 900 836
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 500 510
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 1,970 1,886
6.20%, 1/15/55, Callable 7/15/54 @ 100 .................................. 1,720 1,781
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(d)(f) ...................... 1,000 1,005
4.15%, 9/15/29, Callable 6/15/29 @ 100 .................................. 720 710
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 1,143 1,031
Enterprise Products Operating LLC, 4.95%, 2/15/35, Callable 11/15/34 @ 100 ........... 770 768
EOG Resources, Inc., 5.35%, 1/15/36, Callable 10/15/35 @ 100 ..................... 1,923 1,949
EQT Corp., 7.00%, 2/1/30, Callable 11/1/29 @ 100 .............................. 234 253
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 2,400 2,394
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 2,235 2,285
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35, Callable 4/15/35 @ 100(a) .......... 1,626 1,664
Helmerich & Payne, Inc.
2.90%, 9/29/31, Callable 6/29/31 @ 100 .................................. 1,000 836
5.50%, 12/1/34, Callable 9/1/34 @ 100(a) ................................. 2,000 1,819
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 2,350 2,386
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 8/2/25 @ 102.08(a) .... 1,000 1,005
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100 ................................... 220 219
4.00%, 3/15/28, Callable 12/15/27 @ 100 ................................. 220 218
4.80%, 2/15/29, Callable 11/15/28 @ 100 .................................. 210 212
5.40%, 4/1/35, Callable 1/1/35 @ 100 .................................... 720 715

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 7/18/25 @ 102.38 ................................ $ 1,000 $ 983
3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............................. 1,280 1,181
Occidental Petroleum Corp.
6.45%, 9/15/36 .................................................... 1,645 1,684
4.40%, 8/15/49, Callable 2/15/49 @ 100 .................................. 995 685
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 1,955 1,903
Phillips 66 Co.
4.95%, 3/15/35, Callable 12/15/34 @ 100 ................................. 730 708
4.90%, 10/1/46, Callable 4/1/46 @ 100 ................................... 1,110 939
Plains All American Pipeline LP, 5.95%, 6/15/35, Callable 3/15/35 @ 100 .............. 580 596
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29, Callable 9/15/29 @ 100 ................................. 1,611 1,540
4.70%, 6/15/44, Callable 12/15/43 @ 100 ................................. 300 249
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a) ............. 1,200 1,179
Tampa Electric Co., 5.15%, 3/1/35, Callable 12/1/34 @ 100 ........................ 1,390 1,397
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 1,784 1,793
Valero Energy Corp.
5.15%, 2/15/30, Callable 1/15/30 @ 100 .................................. 190 194
3.65%, 12/1/51, Callable 6/1/51 @ 100 ................................... 920 619
Western Midstream Operating LP, 4.05%, 2/1/30, Callable 11/1/29 @ 100 .............. 760 731
45,706
Financials (6.6%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. 1,195 1,178
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 553 583
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(d) .................... 1,200 1,202
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 2,200 2,229
American Honda Finance Corp., 5.20%, 3/5/35 .................................. 610 607
American National Global Funding, 5.55%, 1/28/30(a) ............................ 1,665 1,701
American National Group, Inc., 6.00%, 7/15/35, Callable 4/15/35 @ 100 ............... 2,883 2,896
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 585 499
Amrize Finance US LLC, 5.40%, 4/7/35, Callable 1/7/35 @ 100(a) ................... 1,247 1,265
Assurant, Inc.
6.10%, 2/27/26, Callable 1/27/26 @ 100 .................................. 642 645
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 1,220 1,039
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100 ...................... 10 10
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(d)(f) ....................... 1,000 983
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100(d) ..................... 500 490
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .................. 4,100 3,609
2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(d) .................. 1,413 1,198
Blue Owl Credit Income Corp., 3.13%, 9/23/26, Callable 8/23/26 @ 100 ............... 355 345
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 ..................... 1,000 888
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100(a) ................... 720 710
Brown & Brown, Inc.
4.20%, 3/17/32, Callable 12/17/31 @ 100 ................................. 520 497
5.25%, 6/23/32, Callable 4/23/32 @ 100 .................................. 1,940 1,978
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100 .................................. 260 258
5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(d) ...................... 500 516
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 1,260 1,101
Citizens Financial Group, Inc.
2.50%, 2/6/30, Callable 11/6/29 @ 100 ................................... 720 653
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(d) ...................... 2,500 2,533
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... 1,230 1,253
CNO Global Funding, 4.95%, 9/9/29(a) ....................................... 1,628 1,646
Compeer Financial FLCA/Compeer Financial PCA, 3.37% (SOFR+197bps), 6/1/36, Callable
6/1/31 @ 100(a)(d) .................................................. 500 361
Diageo Investment Corp., 5.63%, 4/15/35, Callable 1/15/35 @ 100 ................... 590 617
Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100 .................... 720 718
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 1,000 919

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ $ 2,960 $ 2,897
Fifth Third Bancorp
4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(d)(f) ....................... 1,500 1,495
3.95%, 3/14/28, Callable 2/14/28 @ 100 .................................. 460 456
4.34% (SOFR+166bps), 4/25/33, Callable 4/25/32 @ 100(d) .................... 2,000 1,910
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 2,245 1,923
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 2,450 2,507
Fiserv, Inc.
5.60%, 3/2/33, Callable 12/2/32 @ 100 ................................... 1,600 1,659
5.63%, 8/21/33, Callable 5/21/33 @ 100 .................................. 1,456 1,512
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100 .................................... 1,060 1,053
2.90%, 2/10/29, Callable 12/10/28 @ 100 ................................. 750 682
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 25 24
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 1,260 1,226
Glencore Funding LLC
1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................................ 700 684
2.50%, 9/1/30, Callable 6/1/30 @ 100(a) .................................. 950 855
2.85%, 4/27/31, Callable 1/27/31 @ 100(a) ................................ 1,050 946
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100 .................................. 1,500 1,327
5.40%, 8/15/32, Callable 5/15/32 @ 100(e) ................................ 1,000 1,020
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 637 659
Guardian Life Global Funding, 1.40%, 7/6/27(a) ................................. 760 719
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 2,015 1,984
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(d) ...................... 460 460
6.21% (SOFR+202bps), 8/21/29, Callable 8/21/28 @ 100(d) .................... 970 1,018
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(d) .................. 1,000 840
Hyundai Capital America, Inc., 3.50%, 11/2/26, Callable 9/2/26 @ 100(a) .............. 220 217
ILFC E-Capital Trust I, 6.43% (TSFR3M+181bps), 12/21/65, Callable 8/2/25 @ 100(a)(d) .. 500 420
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100(d) .................... 3,060 2,797
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(d) ...................... 2,085 1,809
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(d) .................... 2,141 2,180
2.05%, 9/15/35, Callable 9/15/25 @ 100, MTN ............................. 1,000 716
KeyBank NA, 3.90%, 4/13/29 .............................................. 1,505 1,453
KeyCorp
2.25%, 4/6/27, MTN ................................................ 320 309
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(d) ............ 500 487
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(d) ................. 1,200 1,280
Lincoln National Corp.
3.80%, 3/1/28, Callable 12/1/27 @ 100 ................................... 220 216
2.33%, 8/15/30, Callable 5/15/30 @ 100(a) ................................ 960 856
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100 ............................ 770 729
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 1,685 1,704
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(d) .......... 1,850 1,824
MassMutual Global Funding II
1.20%, 7/16/26(a) .................................................. 860 833
4.35%, 9/17/31(a) .................................................. 2,030 1,998
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 2,501 2,165
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a) ........... 1,570 1,558
Morgan Stanley
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(d) ............. 3,210 2,812
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(d) .................... 1,310 1,326
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(d) .................... 2,075 1,763
New York Life Global Funding
4.70%, 1/29/29(a) .................................................. 960 974
1.85%, 8/1/31(a) ................................................... 1,310 1,129
5.00%, 1/9/34(a) ................................................... 810 816
NLG Global Funding, 5.40%, 1/23/30(a) ...................................... 2,120 2,183
Pacific Life Global Funding II, 1.38%, 4/14/26(a) ................................ 1,960 1,915

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 6/15/26, Callable 5/15/26 @ 100(a) ................................ $ 770 $ 749
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 470 501
Pricoa Global Funding I, 4.65%, 8/27/31(a)(e) .................................. 1,860 1,865
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 1,470 1,300
Principal Life Global Funding II
1.25%, 8/16/26(a) .................................................. 1,960 1,896
5.10%, 1/25/29(a) .................................................. 960 982
Protective Life Global Funding
1.90%, 7/6/28(a) ................................................... 1,960 1,830
5.43%, 1/14/32(a) .................................................. 1,380 1,425
Prudential Financial, Inc.
3.94%, 12/7/49, Callable 6/7/49 @ 100 ................................... 895 685
6.00% (H15T5Y+323bps), 9/1/52, Callable 6/1/32 @ 100(d) .................... 1,000 1,008
Regions Financial Corp.
5.72% (SOFR+149bps), 6/6/30, Callable 6/6/29 @ 100(d) ...................... 2,000 2,066
5.50% (SOFR+206bps), 9/6/35, Callable 9/6/34 @ 100(d) ...................... 2,010 2,014
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 1,860 1,920
Santander Holdings USA, Inc.
4.40%, 7/13/27, Callable 4/14/27 @ 100 .................................. 480 479
6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 850 891
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(d) ...................... 1,855 1,888
Simon Property Group LP
4.75%, 9/26/34, Callable 6/26/34 @ 100 .................................. 2,070 2,015
5.85%, 3/8/53, Callable 9/8/52 @ 100 .................................... 270 270
Stellantis Finance US, Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a) ................ 1,410 1,189
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 1,390 1,243
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 2,905 2,886
Synchrony Financial
4.50%, 7/23/25, Callable 5/4/25 @ – ..................................... 500 500
5.15%, 3/19/29, Callable 12/19/28 @ 100 ................................. 220 221
Synovus Bank, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(d) ......... 500 495
Synovus Financial Corp., 7.54% (USISOA05+338bps), 2/7/29(d) .................... 795 816
The Bank of New York Mellon Corp.
3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(d)(f) ...................... 1,000 977
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(d)(f) ....................... 500 499
3.99% (SOFR+115bps), 6/13/28, Callable 6/13/27 @ 100, MTN(d) ............... 460 458
5.06% (SOFR+123bps), 7/22/32, Callable 7/22/31 @ 100(d) .................... 900 920
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(d) .................... 960 972
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(d) .................... 500 509
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(d) .... 685 727
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 560 582
The NorthWestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 1,321 1,379
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 1,535 1,423
4.63% (SOFRINDX+185bps), 6/6/33, Callable 6/6/32 @ 100(d) ................. 376 365
5.94% (SOFR+195bps), 8/18/34, Callable 8/18/33 @ 100(d) .................... 1,100 1,165
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(d) .................... 832 864
Toyota Motor Credit Corp., 5.35%, 1/9/35 ..................................... 2,764 2,836
Truist Bank, 4.63%, 9/17/29, Callable 0 @ – ................................... 1,150 1,141
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(d)(f) ....................... 2,000 1,996
5.87% (SOFR+236bps), 6/8/34, Callable 6/8/33 @ 100, MTN(d) ................. 1,050 1,096
U.S. Bancorp
5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(d) .................... 910 944
2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ................... 1,850 1,569
UL Solutions, Inc., 6.50%, 10/20/28, Callable 9/20/28 @ 100(a) ..................... 2,000 2,105
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 220 215
Wells Fargo & Co.
3.00%, 10/23/26 .................................................... 720 708
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(d) ........... 460 430
154,466

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Health Care (1.8%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 .................................. $ 720 $ 689
4.25%, 11/21/49, Callable 5/21/49 @ 100 .................................. 420 346
Amgen, Inc., 5.25%, 3/2/33, Callable 12/2/32 @ 100 ............................. 1,050 1,075
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 .................... 1,470 1,282
Biogen, Inc., 5.75%, 5/15/35, Callable 2/15/35 @ 100 ............................. 1,500 1,542
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 1,210 1,187
Boston Medical Center Corp., 3.91%, 7/1/28 ................................... 500 488
Bristol-Myers Squibb Co.
3.90%, 2/20/28, Callable 11/20/27 @ 100 .................................. 220 219
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 1,220 1,311
5.50%, 2/22/44, Callable 8/22/43 @ 100 .................................. 1,970 1,953
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100 ............................ 1,450 1,249
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 6,392 5,834
Duke University Health System, Inc., 2.60%, 6/1/30 .............................. 2,000 1,840
Eastern Maine Healthcare Systems, 3.71%, 7/1/26 ............................... 195 193
Elevance Health, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100 .................................. 283 267
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 720 646
Fresenius Medical Care US Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) ... 1,020 882
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 1,150 1,178
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 1,245 1,037
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 1,150 1,022
Health Care Service Corp. A Mutual Legal Reserve Co., 5.45%, 6/15/34, Callable 3/15/34 @
100(a) ........................................................... 1,020 1,035
Humana, Inc.
5.38%, 4/15/31, Callable 2/15/31 @ 100 .................................. 852 871
5.55%, 5/1/35, Callable 2/1/35 @ 100 .................................... 1,316 1,323
Laboratory Corp. of America Holdings, 4.55%, 4/1/32, Callable 2/1/32 @ 100 ........... 2,865 2,822
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100 ................................... 500 490
2.89%, 10/1/35 .................................................... 1,000 845
Revvity, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100 ................................. 1,220 1,072
2.25%, 9/15/31, Callable 6/15/31 @ 100 .................................. 460 394
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... 435 448
5.45%, 3/13/31, Callable 1/13/31 @ 100 .................................. 385 400
5.60%, 3/23/34, Callable 12/23/33 @ 100 ................................. 385 396
5.90%, 4/30/54, Callable 10/30/53 @ 100 ................................. 685 685
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100 .... 1,000 715
The Cigna Group, 2.38%, 3/15/31, Callable 12/15/30 @ 100 ........................ 1,720 1,529
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 2,847 2,417
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 930 888
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 1,860 1,865
42,435
Industrials (2.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 1,920 1,680
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 960 854
American Airlines Pass Through Trust
3.70%, 10/1/26(e) .................................................. 253 248
3.58%, 1/15/28 .................................................... 2,383 2,308
3.85%, 2/15/28 .................................................... 261 248
3.60%, 10/15/29 .................................................... 311 289
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 745 765
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 7/13/25 @ 102.13(a) .............................. 1,548 1,516
2.45%, 8/12/31, Callable 5/12/31 @ 100(a) ................................ 717 619
5.95%, 10/15/33, Callable 7/15/33 @ 100(a) ............................... 1,550 1,603

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
British Airways Pass Through Trust
3.35%, 6/15/29(a) .................................................. $ 425 $ 405
3.80%, 9/20/31(a) .................................................. 569 549
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 720 665
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 280 222
Columbia Pipelines Operating Co. LLC, 5.44%, 2/15/35, Callable 11/15/34 @ 100(a) ...... 1,155 1,162
Cummins, Inc., 4.90%, 2/20/29, Callable 1/20/29 @ 100 ........................... 1,770 1,811
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 1,250 1,253
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100(a) .......................... 760 563
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 ............................. 700 688
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 970 911
GXO Logistics, Inc.
2.65%, 7/15/31, Callable 4/15/31 @ 100 .................................. 3,000 2,611
6.50%, 5/6/34, Callable 2/6/34 @ 100 .................................... 1,367 1,427
Hawaiian Airlines Pass Through Certificates, 3.90%, 1/15/26 ........................ 68 66
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 1,220 1,081
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 ............. 1,220 1,136
JetBlue Pass Through Trust, 2.95%, 5/15/28 .................................... 182 165
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... 778 780
Leidos, Inc.
2.30%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500 1,313
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 2,400 2,504
5.50%, 3/15/35, Callable 12/15/34 @ 100 ................................. 890 904
Northwestern Mutual Global Funding
4.71%, 1/10/29(a) .................................................. 2,510 2,538
4.96%, 1/13/30(a) .................................................. 1,680 1,718
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 455 350
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 600 554
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 3,998 4,224
Ryder System, Inc.
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ............................... 2,145 2,092
5.38%, 3/15/29, Callable 2/15/29 @ 100, MTN ............................. 1,100 1,131
Spirit Airlines Pass Through Trust, 3.38%, 2/15/30 ............................... 852 743
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 2,875 2,709
6.53%, 5/1/34, Callable 2/1/34 @ 100 .................................... 713 775
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 1,700 1,631
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 3,150 2,954
Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100 ..... 220 218
United Airlines Pass Through Trust
4.88%, 1/15/26 .................................................... 114 114
3.70%, 3/1/30 ..................................................... 340 316
5.45%, 2/15/37 .................................................... 2,429 2,447
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 1,265 1,228
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 1,450 1,479
Waste Management, Inc., 5.35%, 10/15/54, Callable 4/15/54 @ 100 ................... 1,616 1,558
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 1,335 1,352
60,477
Information Technology (1.1%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100 .................................... 220 221
2.20%, 9/15/31, Callable 6/15/31 @ 100 .................................. 1,220 1,069
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100(a) ................................ 1,425 1,274
3.42%, 4/15/33, Callable 1/15/33 @ 100(a) ................................ 2,000 1,812
3.47%, 4/15/34, Callable 1/15/34 @ 100(a) ................................ 500 446
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100 ................................... 345 333
3.38%, 12/15/41, Callable 6/15/41 @ 100 ................................. 1,250 934
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 960 931
HP, Inc., 2.65%, 6/17/31, Callable 3/17/31 @ 100 ................................ 1,510 1,334
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 1,474 1,344
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 960 948

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... $ 1,050 $ 998
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 615 380
Motorola Solutions, Inc.
2.75%, 5/24/31, Callable 2/24/31 @ 100 .................................. 720 647
5.60%, 6/1/32, Callable 3/1/32 @ 100 .................................... 520 541
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100 .................................... 1,000 933
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 2,100 1,846
5.38%, 7/15/40 .................................................... 2,202 2,150
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 1,000 699
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 1,783 1,797
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 3,700 3,321
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 1,500 1,465
25,423
Materials (1.1%):
Amcor Flexibles North America, Inc., 5.50%, 3/17/35, Callable 12/17/34 @ 100(a) ........ 1,220 1,238
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 672 619
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100 ................................... 620 569
2.25%, 2/15/32, Callable 11/15/31 @ 100 .................................. 1,445 1,229
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100 .............................. 2,120 1,902
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 1,500 1,503
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 1,970 1,996
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a) ................. 875 805
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 760 674
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/2/25 @ 100.73 ................... 1,490 1,482
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 2,100 1,950
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 1,260 931
Martin Marietta Materials, Inc.
2.40%, 7/15/31, Callable 4/15/31 @ 100 .................................. 560 494
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 890 858
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 ........................ 1,120 1,002
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 2,268 1,428
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 372 330
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 3,000 2,919
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 1,975 2,045
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100 .................... 945 1,017
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100 .................................... 220 219
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 220 224
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 1,150 1,005
26,439
Real Estate (1.3%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 3,200 2,656
5.50%, 10/1/35, Callable 7/1/35 @ 100 ................................... 2,062 2,084
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN ............................. 1,050 1,025
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN ............................. 1,770 1,591
5.35%, 6/1/34, Callable 3/1/34 @ 100 .................................... 845 869
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 1,320 1,114
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 1,220 1,079
5.50%, 6/15/35, Callable 3/15/35 @ 100 .................................. 1,604 1,615
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 2,391 2,159
Crown Castle, Inc., 2.25%, 1/15/31, Callable 10/15/30 @ 100 ....................... 460 400
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 1,245 1,096
Essex Portfolio LP, 1.70%, 3/1/28, Callable 1/1/28 @ 100 .......................... 670 624

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100 ................................. $ 1,195 $ 1,127
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 933 823
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,500 1,496
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100 ................................. 370 349
3.50%, 9/15/30, Callable 6/15/30 @ 100 .................................. 937 871
Kilroy Realty LP, 6.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 1,010 1,006
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34 @
100 ............................................................. 1,505 1,458
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 1,158 1,190
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 2,920 2,923
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 1,500 1,512
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 8/2/25 @ 102.06(a) ..... 2,000 1,918
30,985
Utilities (2.5%):
AEP Texas, Inc.
5.70%, 5/15/34, Callable 2/15/34 @ 100 .................................. 1,545 1,579
3.45%, 1/15/50, Callable 7/15/49 @ 100 .................................. 670 457
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 1,703 1,136
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 770 728
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100 ...................... 220 198
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 1,770 1,826
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 1,870 1,941
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100 ...................... 1,500 1,339
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(d) ......... 1,100 1,064
Commonwealth Edison Co., 5.30%, 6/1/34, Callable 3/1/34 @ 100 ................... 1,884 1,939
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100 ..................... 720 630
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100 ................................... 1,000 914
3.00%, 3/1/32, Callable 12/1/31 @ 100 ................................... 960 871
3.65%, 3/1/52, Callable 9/1/51 @ 100 .................................... 310 228
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 482 504
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 1,200 1,078
Duke Energy Corp.
4.50%, 8/15/32, Callable 5/15/32 @ 100 .................................. 2,855 2,794
5.45%, 6/15/34, Callable 3/15/34 @ 100 .................................. 920 946
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 1,570 1,387
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 720 623
Entergy Arkansas LLC, 5.45%, 6/1/34, Callable 3/1/34 @ 100 ....................... 895 922
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100 ........................... 1,720 1,609
Entergy Louisiana LLC
4.00%, 3/15/33, Callable 12/15/32 @ 100 ................................. 960 906
5.15%, 9/15/34, Callable 6/15/34 @ 100 .................................. 1,888 1,901
5.70%, 3/15/54, Callable 9/15/53 @ 100 .................................. 500 493
5.80%, 3/15/55, Callable 9/15/54 @ 100 .................................. 1,600 1,602
Evergy Kansas Central, Inc., 5.25%, 3/15/35, Callable 12/15/34 @ 100 ................ 2,360 2,386
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 ..................... 785 754
ITC Holdings Corp., 4.95%, 9/22/27, Callable 8/22/27 @ 100(a) ..................... 720 728
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 25 15
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 1,780 1,544
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 1,020 1,017
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 1,415 1,428
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 950 756
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 1,449 1,186
Oncor Electric Delivery Co. LLC
5.35%, 4/1/35, Callable 1/1/35 @ 100(a) .................................. 1,460 1,489
2.70%, 11/15/51, Callable 5/15/51 @ 100 .................................. 1,575 926
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 1,175 1,210
Pinnacle West Capital Corp., 5.15%, 5/15/30, Callable 4/15/30 @ 100 ................. 890 911

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. $ 1,615 $ 1,574
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100 .............. 2,100 1,805
Public Service Co. of Oklahoma, 5.45%, 1/15/36, Callable 10/15/35 @ 100 ............. 1,435 1,445
Public Service Electric and Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN ....... 2,075 1,796
Rayburn Country Securitization LLC, 2.31%, 12/1/30(a) ........................... 338 317
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100 .............. 145 125
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 470 303
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 .......................... 770 673
The Southern Co.
5.70%, 3/15/34, Callable 9/15/33 @ 100 .................................. 2,880 3,011
4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(d) ................. 1,525 1,517
Union Electric Co., 5.20%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,500 1,526
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a) ................ 550 542
Wisconsin Electric Power Co., 4.60%, 10/1/34, Callable 7/1/34 @ 100 ................. 385 380
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 460 283
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500 433
59,695
Total Corporate Bonds (Cost $542,548)
a
a
a
525,557
Yankee Dollars (5.0%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 2,050 1,905
Consumer Discretionary (0.1%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 8/2/25 @ 101.31(a) ........ 1,000 991
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a) ..................... 1,000 824
1,815
Consumer Staples (0.5%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 387 361
Bacardi Ltd., 2.75%, 7/15/26, Callable 4/15/26 @ 100(a) ........................... 220 215
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 675 673
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 2,020 2,085
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a) ...................... 2,000 1,653
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
2.50%, 1/15/27, Callable 12/15/26 @ 100 ................................. 1,500 1,455
6.75%, 3/15/34, Callable 12/15/33 @ 100 ................................. 2,518 2,750
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a) ......................... 3,000 2,558
11,750
Energy (0.4%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a) ........................ 470 446
Canadian Natural Resources Ltd.
5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ............................... 1,930 1,917
4.95%, 6/1/47, Callable 12/1/46 @ 100 ................................... 25 22
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 1,635 1,682
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 2,800 2,788
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 10 7
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100 ............ 2,140 2,167
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ....................... 1,150 1,303
10,332
Financials (2.2%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a) ..................................... 260 260
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 1,455 1,424
Amcor Group Finance PLC, 5.45%, 5/23/29, Callable 4/23/29 @ 100 .................. 1,170 1,203
Ascot Group Ltd.
4.25%, 12/15/30, Callable 12/15/25 @ 100(a) ............................... 1,930 1,741
6.35%, 6/15/35, Callable 3/15/30 @ 100(a) ................................ 875 904
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 806 823
Banco Santander SA, 6.92%, 8/8/33 ......................................... 750 812
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(d) ........ 1,575 1,367

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100(d) ................ $ 960 $ 931
2.89% (H15T1Y+130bps), 11/24/32, Callable 11/24/31 @ 100(d) ................ 715 633
7.44% (H15T1Y+350bps), 11/2/33, Callable 11/2/32 @ 100(d) .................. 1,000 1,134
5.33% (SOFR+191bps), 9/10/35, Callable 9/10/34 @ 100(d) .................... 1,050 1,043
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 9/22/25 @ 100(d)(f) ....................... 414 413
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100(d)(f) ....................... 750 742
BPCE SA
5.75% (SOFR+287bps), 7/19/33, Callable 7/19/32 @ 100(a)(d) .................. 900 922
6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(d) .................. 2,000 2,074
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 760 687
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33, Callable 7/3/33 @ 100 ........... 830 889
Cooperatieve Rabobank UA, 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100(a)(d) 1,960 1,917
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(d) ....... 400 416
Deutsche Bank AG
3.74% (SOFR+226bps), 1/7/33, Callable 10/7/31 @ 100(d) ..................... 3,750 3,371
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(d) .................... 1,060 1,054
Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27(a) ..................... 1,920 1,930
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 1,010 941
8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(d) .................... 1,050 1,213
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a) .............. 670 649
ING Groep NV, 2.73% (SOFR+132bps), 4/1/32, Callable 4/1/31 @ 100(d) .............. 1,560 1,401
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(d) ................... 1,000 975
3.57% (US0003M+121bps), 11/7/28, Callable 11/7/27 @ 100(d)(g) ............... 210 205
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(d) ................. 606 693
Macquarie Group Ltd., 4.10% (SOFR+213bps), 6/21/28, Callable 6/21/27 @ 100(a)(d) ..... 560 555
Mitsubishi UFJ Financial Group, Inc.
5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @ 100(d)(e) ................ 1,460 1,478
5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @ 100(d) .................. 895 921
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100(d) . 320 277
Nationwide Building Society
4.30% (US0003M+145bps), 3/8/29, Callable 3/8/28 @ 100(a)(d)(g) ............... 905 899
3.96% (US0003M+186bps), 7/18/30, Callable 7/18/29 @ 100(a)(d)(g) ............. 385 375
NatWest Group PLC, 4.44% (US0003M+187bps), 5/8/30, Callable 5/8/29 @ 100(d)(g) ..... 1,260 1,250
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35, Callable 1/1/35 @ 100 .................. 1,774 1,821
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @
100(d) ........................................................... 2,365 2,108
Societe Generale SA
1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(d) .............. 460 453
6.22% (H15T1Y+320bps), 6/15/33, Callable 6/15/32 @ 100(a)(d) ................ 1,000 1,032
Standard Chartered PLC, 4.87% (USISOA05+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(d) 300 299
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 3/13/35(a) ............................. 1,370 1,362
The Bank of Nova Scotia
4.50%, 12/16/25 .................................................... 260 259
1.30%, 9/15/26 .................................................... 770 744
2.45%, 2/2/32 ..................................................... 160 139
The Toronto-Dominion Bank
2.00%, 9/10/31 .................................................... 1,020 891
5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(d) .................. 1,200 1,203
UBS Group AG
1.30% (SOFRINDX+98bps), 2/2/27, Callable 2/2/26 @ 100(a)(d) ................ 1,000 981
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 470 468
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(d) 1,000 994
51,276
Health Care (0.6%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 758 733
Royalty Pharma PLC
5.40%, 9/2/34, Callable 6/2/34 @ 100(e) .................................. 1,650 1,672
3.30%, 9/2/40, Callable 3/2/40 @ 100 .................................... 2,700 2,032
3.55%, 9/2/50, Callable 3/2/50 @ 100 .................................... 870 589

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. $ 2,650 $ 2,322
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 2,000 2,030
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 ........... 1,970 1,769
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 1,850 1,796
12,943
Industrials (0.5%):
Aircastle Ltd., 6.50%, 7/18/28, Callable 6/18/28 @ 100(a) .......................... 820 856
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a) ...................... 470 449
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 1,595 1,503
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 870 852
LG Energy Solution Ltd., 5.50%, 7/2/34(a)(e) ................................... 2,060 2,024
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 1,500 1,527
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 1,100 1,149
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a) 1,000 995
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 8/2/25 @ 100(a) ....................... 275 274
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 1,470 1,515
11,144
Information Technology (0.1%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 .... 1,500 1,304
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,036 1,074
SK Hynix, Inc., 6.50%, 1/17/33(a)(e) ......................................... 1,071 1,154
3,532
Materials (0.3%):
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a) ....................... 2,700 2,505
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 3,050 3,105
Rio Tinto Finance USA PLC, 5.25%, 3/14/35, Callable 12/14/34 @ 100 ................ 2,140 2,177
7,787
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 3,193 2,805
Utilities (0.1%):
Enel Finance International NV, 2.13%, 7/12/28, Callable 5/12/28 @ 100(a) .............. 1,585 1,479
Total Yankee Dollars (Cost $118,204)
a
a
a
116,768
Municipal Bonds (1.4%)
Arizona (0.0%):(h)
Arizona Board of Regents Revenue, Series A, 1.82%, 6/1/30 ........................ 1,000 890
California (0.1%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27 ....... 1,000 955
City of El Cajon Revenue
Series A, 1.70%, 4/1/27 .............................................. 620 593
Series A, 1.90%, 4/1/28 .............................................. 500 470
2,018
Connecticut (0.0%):(h)
State of Connecticut, GO, Series A, 3.43%, 4/15/28 .............................. 500 493
District of Columbia (0.2%):
District of Columbia Revenue, Series B, 5.75%, 4/1/35, Continuously Callable @100 ...... 3,500 3,620
Florida (0.1%):
Florida Development Finance Corp. Revenue, Series B, 3.22%, 2/1/32, Continuously Callable
@100 ........................................................... 1,020 907
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100 ......... 1,500 1,303
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25 .... 750 750
2,960
Illinois (0.1%):
City of Kankakee, GO (INS - Build America Mutual Assurance Co.)
5.02%, 12/1/32 .................................................... 1,000 1,001

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
5.12%, 12/1/33 .................................................... $ 1,000 $ 1,001
2,002
Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.28%, 2/1/36 .............................................. 2,000 1,945
Series A, 4.48%, 8/1/39 .............................................. 2,760 2,620
4,565
Michigan (0.0%):(h)
Michigan Finance Authority Revenue, 2.47%, 12/1/25 ............................ 1,000 993
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27 ...... 1,000 985
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40 ... 1,000 840
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27 ............... 900 861
2,686
Pennsylvania (0.1%):
Public Parking Authority of Pittsburgh Revenue, 2.33%, 12/1/29 ..................... 895 821
State Public School Building Authority Revenue, 3.15%, 4/1/30 ...................... 1,290 1,219
2,040
Texas (0.4%):
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100 ................. 630 556
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100 ............... 1,070 921
Harris County Cultural Education Facilities Finance Corp. Revenue, 3.34%, 11/15/37 ...... 2,000 1,696
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29 ...................... 1,270 1,147
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26 ..................................................... 525 507
1.82%, 9/1/27 ..................................................... 700 662
Texas Water Development Board Revenue, Series B, 4.92%, 10/15/44, Continuously Callable
@100 ........................................................... 2,250 2,136
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31 .............................................. 270 239
Series B, 2.78%, 9/1/33, Continuously Callable @100 ......................... 500 427
8,291
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28 .............................................. 225 209
Series J, 2.27%, 11/1/31, Continuously Callable @100 ........................ 225 196
Series J, 2.42%, 11/1/32, Continuously Callable @100 ........................ 275 236
Series J, 2.47%, 11/1/33, Continuously Callable @100 ........................ 270 226
Series J, 2.52%, 11/1/34, Continuously Callable @100 ........................ 250 205
Series J, 2.57%, 11/1/35, Continuously Callable @100 ........................ 300 241
1,313
Total Municipal Bonds (Cost $33,864)
a
a
a
31,871
U.S. Government Agency Mortgages (13.3%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(d)(f) ................................ 1,950 1,943
Federal Farm Credit Banks Funding Corporation
4.58%, 4/2/29 ..................................................... 1,340 1,338
5.93%, 7/14/33 .................................................... 5,000 5,002
5.14%, 10/30/34 .................................................... 4,000 3,955
2.55%, 12/21/34 .................................................... 3,000 2,500
2.20%, 9/2/36 ..................................................... 3,414 2,607
5.60%, 8/5/39 ..................................................... 1,900 1,895
6.19%, 6/17/44 .................................................... 2,455 2,443
19,740
Federal Home Loan Banks
5.25%, 9/25/34 .................................................... 3,000 2,975

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation
4.05%, 10/1/29 .................................................... $ 4,626 $ 4,573
3.00%, 3/1/31 - 5/1/52 ............................................... 8,474 7,505
3.50%, 5/1/33 - 7/1/52 ............................................... 3,052 2,781
1.50%, 4/1/37 ..................................................... 2,831 2,516
5.00%, 3/1/38 - 1/1/55 ............................................... 18,930 18,774
5.50%, 8/1/38 - 11/1/54 .............................................. 20,491 20,584
4.00%, 7/1/42 - 12/1/52 .............................................. 6,727 6,352
4.50%, 11/1/42 - 10/1/52 .............................................. 3,854 3,744
6.00%, 8/1/53 - 3/1/55 ............................................... 12,999 13,242
80,071
Federal National Mortgage Association
2.50%, 11/1/34 - 3/1/52 .............................................. 3,154 2,647
5.00%, 12/1/37 - 5/1/55 .............................................. 18,998 18,815
4.50%, 1/1/38 - 1/1/53 ............................................... 23,472 22,564
4.00%, 4/1/38 - 7/1/53 ............................................... 17,740 16,710
3.50%, 12/1/42 - 8/1/52 .............................................. 15,736 14,399
5.50%, 12/1/44 - 6/1/55 .............................................. 24,689 24,816
3.00%, 2/1/50 - 2/1/52 ............................................... 3,456 3,011
2.00%, 11/1/51 - 12/1/51 .............................................. 2,809 2,250
6.00%, 9/1/53 - 3/1/54 ............................................... 2,632 2,686
107,898
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 12,134 11,999
2.50%, 1/20/51 - 9/20/53 ............................................. 14,090 11,928
3.00%, 10/20/51 - 12/20/53 ............................................ 18,058 15,912
3.50%, 2/20/52 - 6/20/52 ............................................. 7,749 7,033
4.50%, 8/20/52 - 11/20/53 ............................................. 19,848 19,110
4.00%, 11/20/52 .................................................... 3,760 3,527
5.50%, 4/20/53 - 2/20/54 ............................................. 21,422 21,540
6.00%, 9/20/53 .................................................... 2,257 2,313
7.50%, 10/20/54 .................................................... 6,911 6,954
100,316
Total U.S. Government Agency Mortgages (Cost $315,414)
a
a
a
312,943
U.S. Treasury Obligations (39.3%)
U.S. Treasury Bonds
5.25%, 2/15/29 .................................................... 7,000 7,367
3.50%, 2/15/39 .................................................... 20,250 18,269
1.13%, 5/15/40 .................................................... 6,878 4,273
3.88%, 8/15/40 .................................................... 15,250 14,025
1.38%, 11/15/40 .................................................... 5,250 3,344
2.25%, 5/15/41 .................................................... 13,250 9,621
1.75%, 8/15/41 .................................................... 21,000 13,935
2.00%, 11/15/41 .................................................... 12,190 8,381
2.38%, 2/15/42 .................................................... 10,250 7,454
3.38%, 8/15/42 .................................................... 15,300 12,840
3.13%, 2/15/43 .................................................... 14,250 11,453
2.88%, 5/15/43 .................................................... 2,000 1,541
3.88%, 5/15/43 .................................................... 17,000 15,186
4.38%, 8/15/43 .................................................... 10,975 10,464
4.75%, 11/15/43 .................................................... 7,000 6,992
3.38%, 5/15/44 .................................................... 7,000 5,755
4.13%, 8/15/44 .................................................... 5,500 5,040
4.63%, 11/15/44 .................................................... 16,350 16,008
4.75%, 2/15/45 .................................................... 4,000 3,979
5.00%, 5/15/45 .................................................... 3,920 4,027
2.50%, 2/15/46 .................................................... 10,500 7,276
2.75%, 8/15/47 .................................................... 950 677
2.75%, 11/15/47 .................................................... 3,900 2,773
3.00%, 2/15/48 .................................................... 3,500 2,601
3.38%, 11/15/48 .................................................... 7,012 5,547

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3.00%, 2/15/49 .................................................... $ 7,000 $ 5,159
1.38%, 8/15/50 .................................................... 7,000 3,452
1.63%, 11/15/50 .................................................... 3,000 1,581
1.88%, 2/15/51 .................................................... 26,013 14,616
2.00%, 8/15/51 .................................................... 24,203 13,955
4.00%, 11/15/52 .................................................... 2,000 1,749
3.63%, 2/15/53 .................................................... 5,000 4,083
4.13%, 8/15/53 .................................................... 10,000 8,934
4.25%, 2/15/54 .................................................... 10,500 9,581
4.50%, 11/15/54 .................................................... 1,850 1,764
4.75%, 5/15/55 .................................................... 3,920 3,899
U.S. Treasury Inflation Indexed Notes, 0.88%, 1/15/29 ............................ 635 625
U.S. Treasury Notes
3.00%, 7/15/25 .................................................... 2,500 2,498
3.00%, 9/30/25 .................................................... 300 299
0.38%, 11/30/25 .................................................... 3,000 2,952
0.38%, 1/31/26 .................................................... 4,000 3,912
0.75%, 5/31/26 .................................................... 5,500 5,338
1.50%, 8/15/26 .................................................... 2,000 1,946
2.38%, 5/15/27 .................................................... 4,625 4,511
0.50%, 6/30/27 .................................................... 4,500 4,223
1.25%, 3/31/28 .................................................... 9,675 9,060
1.25%, 4/30/28 .................................................... 300 280
3.75%, 5/15/28 .................................................... 7,150 7,162
2.88%, 8/15/28 .................................................... 2,280 2,224
1.25%, 9/30/28 .................................................... 7,750 7,171
3.75%, 12/31/28 .................................................... 10,000 10,009
4.00%, 1/31/29 .................................................... 2,750 2,775
2.38%, 3/31/29 .................................................... 18,000 17,152
2.88%, 4/30/29 .................................................... 5,000 4,848
2.75%, 5/31/29 .................................................... 7,000 6,751
4.25%, 6/30/29 .................................................... 5,000 5,094
1.63%, 8/15/29 .................................................... 6,175 5,687
3.63%, 8/31/29 .................................................... 14,350 14,280
3.50%, 1/31/30 .................................................... 18,525 18,311
4.00%, 2/28/30 .................................................... 12,000 12,119
4.00%, 5/31/30 .................................................... 7,600 7,675
0.63%, 8/15/30 .................................................... 10,985 9,368
4.13%, 8/31/30 .................................................... 23,050 23,385
4.63%, 9/30/30 .................................................... 5,000 5,189
4.00%, 1/31/31 .................................................... 15,000 15,108
1.13%, 2/15/31 .................................................... 8,295 7,178
4.13%, 3/31/31 .................................................... 15,000 15,192
4.63%, 4/30/31 .................................................... 12,250 12,721
1.63%, 5/15/31 .................................................... 16,750 14,771
3.63%, 9/30/31 .................................................... 5,000 4,917
4.13%, 10/31/31 .................................................... 7,000 7,074
1.38%, 11/15/31 .................................................... 18,878 16,155
1.88%, 2/15/32 .................................................... 20,525 18,033
2.88%, 5/15/32 .................................................... 12,185 11,370
4.13%, 5/31/32 .................................................... 6,680 6,737
2.75%, 8/15/32 .................................................... 14,532 13,406
4.13%, 11/15/32 .................................................... 52,300 52,660
3.38%, 5/15/33 .................................................... 48,400 46,146
3.88%, 8/15/33 .................................................... 36,676 36,126
4.50%, 11/15/33 .................................................... 49,300 50,648
4.00%, 2/15/34 .................................................... 11,030 10,918
3.88%, 8/15/34 .................................................... 63,150 61,680
4.25%, 11/15/34 .................................................... 28,950 29,050
4.63%, 2/15/35 .................................................... 15,350 15,842
4.25%, 5/15/35 .................................................... 11,680 11,700
Total U.S. Treasury Obligations (Cost $949,987)
a
a
a
919,877

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Collateral for Securities Loaned (0.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(i) ........ 970,774 $ 971
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(i) ............ 970,774 971
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(i) ................ 970,774 971
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(i) . 970,774 970
Total Collateral for Securities Loaned (Cost $3,883)
a
a
a
3,883
Total Investments (Cost $2,390,016) — 99.8% 2,337,795
Other assets in excess of liabilities —  0.2% 4,818
NET ASSETS - 100.00% $ 2,342,613
At June 30, 2025, the Fund's investments in foreign securities were 5.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was
$486,889 (thousands) and amounted to 20.8% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2025.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(e) All or a portion of this security is on loan.
(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(g) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
(h) Amount represents less than 0.05% of net assets.
(i) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2025.
SOFR90A
—
90 day average of SOFR, rate disclosed as of June 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2025, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF
46
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (18.0%)
ABS Auto (7.8%):
Ally Auto Receivables Trust, Series 2024-1, Class B, 5.16%, 10/15/29, Callable 6/15/27 @ 100 $ 474 $ 481
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class D, 5.41%, 9/15/32, Callable
1/15/28 @ 100(a) ................................................... 287 288
American Credit Acceptance Receivables Trust, Series 2022-3, Class E, 8.08%, 10/13/28,
Callable 1/13/26 @ 100(a) ............................................ 3,100 3,153
American Heritage Auto Receivables Trust .....................................
Series 2024-1A, Class B, 5.32%, 9/16/30, Callable 12/15/28 @ 100(a) ............. 107 108
Series 2024-1A, Class C, 5.63%, 12/16/30, Callable 12/15/28 @ 100(a) ............ 131 133
Series 2024-1A, Class D, 6.34%, 1/18/33, Callable 12/15/28 @ 100(a) ............. 112 113
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable
6/18/26 @ 100 ..................................................... 500 491
ARI Fleet Lease Trust ....................................................
Series 2022-A, Class A3, 3.43%, 1/15/31, Callable 7/15/25 @ 100(a) .............. 68 68
Series 2022-A, Class B, 3.79%, 1/15/31, Callable 7/15/25 @ 100(a) ............... 116 116
Series 2022-A, Class C, 4.17%, 1/15/31, Callable 7/15/25 @ 100(a) ............... 250 250
Series 2024-A, Class C, 5.38%, 11/15/32, Callable 9/15/27 @ 100(a) .............. 50 51
Series 2024-B, Class A3, 5.26%, 4/15/33, Callable 10/15/27 @ 100(a) ............. 293 298
Series 2024-B, Class B, 5.39%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 53 54
Series 2024-B, Class C, 5.55%, 4/15/33, Callable 10/15/27 @ 100(a) .............. 90 92
Series 2025-A, Class C, 4.90%, 1/17/34, Callable 10/15/28 @ 100(a) .............. 135 136
AutoNation Finance Trust .................................................
Series 2025-1A, Class C, 5.19%, 12/10/30, Callable 5/10/28 @ 100(a) ............. 959 974
Series 2025-1A, Class D, 5.63%, 9/10/32, Callable 5/10/28 @ 100(a) .............. 1,334 1,357
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2020-1A, Class D, 3.34%, 8/20/26, Callable 9/20/25 @ 100(a) .............. 200 199
Series 2022-5A, Class B, 7.09%, 4/20/27(a) ................................ 500 506
Series 2023-5A, Class C, 6.85%, 4/20/28(a) ................................ 638 651
Series 2023-6A, Class B, 6.40%, 12/20/29(a) ............................... 189 197
Series 2023-6A, Class C, 7.03%, 12/20/29(a) ............................... 251 262
BofA Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/28, Callable 5/15/27 @ 100(a) ... 160 162
CarMax Auto Owner Trust ................................................
Series 2021-3, Class D, 1.50%, 1/18/28, Callable 10/15/25 @ 100 ................ 79 78
Series 2022-3, Class D, 6.20%, 1/16/29, Callable 9/15/26 @ 100 ................. 200 203
Series 2023-3, Class D, 6.44%, 12/16/30, Callable 6/15/27 @ 100 ................ 220 226
Series 2023-4, Class D, 7.16%, 4/15/30, Callable 9/15/27 @ 100 ................. 190 198
Series 2024-3, Class D, 5.67%, 1/15/31, Callable 2/15/28 @ 100 ................. 134 136
CarMax Select Receivables Trust, Series 2025-A, Class D, 5.86%, 7/15/31, Callable 2/15/29 @
100 ............................................................. 1,000 1,024
Carvana Auto Receivables Trust ............................................
Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 10/10/27 @ 100 ............... 174 168
Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 7/10/27 @ 100 ................ 500 482
Chase Auto Owner Trust ..................................................
Series 2024-1A, Class D, 5.87%, 6/25/31, Callable 9/25/27 @ 100(a) .............. 211 218
Series 2024-2A, Class D, 6.15%, 8/25/31, Callable 10/25/27 @ 100(a) ............. 242 252
Series 2024-3A, Class B, 5.28%, 1/25/30, Callable 10/25/27 @ 100(a) ............. 198 202
Series 2024-3A, Class C, 5.41%, 2/28/30, Callable 10/25/27 @ 100(a) ............. 295 302
Series 2024-4A, Class C, 5.46%, 7/25/30, Callable 12/25/27 @ 100(a) ............. 200 205
Series 2024-4A, Class D, 5.79%, 11/25/31, Callable 12/25/27 @ 100(a) ............ 187 192
Series 2024-5A, Class C, 4.62%, 8/26/30, Callable 1/25/28 @ 100(a) .............. 274 273
Series 2024-5A, Class D, 4.97%, 1/26/32, Callable 1/25/28 @ 100(a) .............. 122 122
Series 22-AA, ClassD, 5.40%, 6/25/30, Callable 11/25/26 @ 100(a) ............... 200 202
Chesapeake Funding II LLC ...............................................
Series 2023-1A, Class B, 5.59%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 57 57
Series 2023-1A, Class C, 6.07%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 64 65
Series 2023-1A, Class D, 6.69%, 5/15/35, Callable 5/15/26 @ 100(a) .............. 196 198
Series 2023-2A, Class A1, 6.16%, 10/15/35, Callable 10/15/26 @ 100(a) ........... 55 55
Series 2023-2A, Class B, 5.97%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 119 122
Series 2023-2A, Class C, 6.15%, 10/15/35, Callable 10/15/26 @ 100(a) ............ 185 190
Series 2024-1A, Class B, 5.44%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 223 226
Series 2024-1A, Class C, 5.60%, 5/15/36, Callable 7/15/27 @ 100(a) .............. 192 196
Credit Acceptance Auto Loan Trust ..........................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-1A, Class B, 4.95%, 8/16/32, Callable 1/15/26 @ 100(a) .............. $ 219 $ 219
Series 2023-1A, Class B, 7.02%, 5/16/33, Callable 10/15/26 @ 100(a) ............. 750 760
Series 2023-1A, Class C, 7.71%, 7/15/33, Callable 10/15/26 @ 100(a) ............. 2,493 2,569
Series 2023-2A, Class C, 7.15%, 9/15/33, Callable 11/15/26 @ 100(a) ............. 567 582
Series 2023-3A, Class A, 6.39%, 8/15/33, Callable 3/15/27 @ 100(a) .............. 125 126
Series 2023-3A, Class B, 7.09%, 10/17/33, Callable 3/15/27 @ 100(a) ............. 118 121
Series 2023-3A, Class C, 7.62%, 12/15/33, Callable 3/15/27 @ 100(a) ............. 196 204
Series 2023-5A, Class A, 6.13%, 12/15/33, Callable 6/15/27 @ 100(a) ............. 302 305
Series 2023-5A, Class C, 7.30%, 4/17/34, Callable 6/15/27 @ 100(a) .............. 3,411 3,550
Series 2024-1A, Class C, 6.71%, 7/17/34, Callable 6/15/27 @ 100(a) .............. 237 244
Series 2025-1A, Class C, 5.71%, 7/16/35, Callable 11/15/28 @ 100(a) ............. 2,500 2,553
Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29, Callable 10/15/25 @
100 ............................................................. 114 113
DT Auto Owner Trust, Series 2021-2A, Class E, 2.97%, 7/17/28, Callable 9/15/25 @ 100(a) . 550 547
Ent Auto Receivables Trust ................................................
Series 2023-1A, Class A4, 6.26%, 11/15/29, Callable 1/15/28 @ 100(a) ............ 74 76
Series 2023-1A, Class B, 6.45%, 1/15/30, Callable 1/15/28 @ 100(a) .............. 845 875
Series 2023-1A, Class C, 6.77%, 4/15/30, Callable 1/15/28 @ 100(a) .............. 49 51
Enterprise Fleet Financing LLC .............................................
Series 2022-4, Class A3, 5.65%, 10/22/29, Callable 6/20/26 @ 100(a) ............. 250 253
Series 2023-2, Class A2, 5.56%, 4/22/30, Callable 2/20/27 @ 100(a) .............. 88 88
Series 2023-3, Class A3, 6.41%, 6/20/30, Callable 7/20/27 @ 100(a) .............. 151 157
Series 2024-1, Class A2, 5.23%, 3/20/30, Callable 8/20/27 @ 100(a) .............. 215 216
Series 2024-2, Class A4, 5.69%, 12/20/30, Callable 2/20/28 @ 100(a) ............. 92 95
FCCU Auto Receivables Trust ..............................................
Series 2024-1A, Class B, 5.71%, 7/15/30, Callable 11/15/27 @ 100(a) ............. 1,000 1,024
Series 2024-1A, Class C, 6.00%, 10/15/30, Callable 11/15/27 @ 100(a) ............ 46 47
Series 2025-1A, Class B, 5.36%, 9/15/31, Callable 7/15/28 @ 100(a) .............. 486 494
Series 2025-1A, Class C, 5.61%, 12/15/31, Callable 7/15/28 @ 100(a) ............. 763 776
First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.71%, 10/16/28, Callable
10/15/26 @ 100(a) .................................................. 323 336
Flagship Credit Auto Trust ................................................
Series 2019-4, Class E, 4.11%, 3/15/27, Callable 7/15/25 @ 100(a) ............... 843 840
Series 2021-4, Class C, 1.96%, 12/15/27, Callable 2/15/27 @ 100(a) .............. 434 429
Ford Credit Auto Lease Trust ..............................................
Series 2023-A, Class C, 5.54%, 12/15/26, Callable 8/15/25 @ 100 ................ 60 60
Series 2023-B, Class C, 6.43%, 4/15/27, Callable 3/15/26 @ 100 ................. 196 198
Ford Credit Auto Owner Trust ..............................................
Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 689 664
Series 2021-2, Class D, 2.60%, 5/15/34, Callable 11/15/26 @ 100(a) .............. 750 725
Series 2022-1, Class C, 4.67%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 950 948
Series 2022-1, Class D, 5.16%, 11/15/34, Callable 5/15/27 @ 100(a) .............. 102 102
Series 2023-1, Class B, 5.29%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 206 210
Series 2023-1, Class C, 5.58%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 1,240 1,266
Series 2023-1, Class D, 6.26%, 8/15/35, Callable 2/15/28 @ 100(a) ............... 750 769
Series 2023-2, Class B, 5.92%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 195 203
Series 2023-2, Class C, 6.16%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 440 458
Series 2023-2, Class D, 6.60%, 2/15/36, Callable 8/15/28 @ 100(a) ............... 219 227
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class B, 5.35%, 3/15/28,
Callable 9/15/26 @ 100(a) ............................................ 313 313
GECU Auto Receivables Trust, Series 2023-1A, Class C, 6.33%, 4/15/30, Callable 2/15/28 @
100(a) ........................................................... 19 20
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-2A, Class E, 2.87%, 5/15/28, Callable 2/15/26 @ 100(a) .............. 2,500 2,465
Series 2021-3A, Class E, 3.20%, 10/16/28, Callable 3/15/26 @ 100(a) ............. 1,110 1,092
Series 2023-1A, Class D, 7.01%, 1/16/29, Callable 11/15/27 @ 100(a) ............. 1,943 1,986
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 8/15/28 @ 100(a) .............. 310 327
Series 2023-2A, Class D, 8.22%, 2/18/31, Callable 8/15/28 @ 100(a) .............. 120 130
Series 2024-1A, Class C, 5.69%, 3/15/30, Callable 3/15/28 @ 100(a) .............. 95 97
Series 2024-4A, Class C, 4.75%, 11/15/30, Callable 12/15/28 @ 100(a) ............ 191 190
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, 1.49%, 6/12/34, Callable
9/11/26 @ 100(a) ................................................... 250 241

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
GMF Floorplan Owner Revolving Trust .......................................
Series 2023-1, Class B, 5.73%, 6/15/28(a) ................................. $ 200 $ 202
Series 2024-2A, Class B, 5.35%, 3/15/31(a) ................................ 1,009 1,038
GreenState Auto Receivables Trust ..........................................
Series 2024-1A, Class C, 5.77%, 2/15/30, Callable 1/15/28 @ 100(a) .............. 73 75
Series 2024-1A, Class D, 6.50%, 6/15/32, Callable 1/15/28 @ 100(a) .............. 70 72
GTE Auto Receivables Trust ...............................................
Series 2023-1, Class A3, 5.18%, 3/15/28, Callable 3/15/27 @ 100(a) .............. 652 652
Series 2023-1, Class B, 5.39%, 8/15/29, Callable 3/15/27 @ 100(a) ............... 224 226
Series 2023-1, Class C, 5.88%, 11/15/29, Callable 3/15/27 @ 100(a) .............. 168 171
Hertz Vehicle Financing III LLC ............................................
Series 2023-1A, Class C, 6.91%, 6/25/27(a) ................................ 261 263
Series 2023-2A, Class B, 6.49%, 9/25/29(a) ................................ 212 219
Series 2023-2A, Class C, 7.13%, 9/25/29(a) ................................ 75 77
Series 2023-3A, Class A, 5.94%, 2/25/28(a) ................................ 125 127
Series 2023-3A, Class B, 6.53%, 2/25/28(a) ................................ 38 39
Series 2023-4A, Class C, 7.51%, 3/25/30(a) ................................ 220 230
Hertz Vehicle Financing LLC ..............................................
Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100(a) .............. 1,000 953
Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100(a) .............. 350 349
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class B1, 6.15%, 5/20/32, Callable 11/20/27 @ 100(a) ............. 117 118
Series 2024-2, Class B1, 5.44%, 10/20/32, Callable 8/20/28 @ 100(a) ............. 495 498
Hyundai Auto Receivables Trust ............................................
Series 2021-C, Class C, 1.66%, 6/15/28, Callable 3/15/26 @ 100 ................. 500 490
Series 2024-C, Class B, 4.67%, 1/15/31, Callable 8/15/28 @ 100 ................. 109 110
JPMorgan Chase Bank NA, Series 2021-3, Class F, 3.69%, 2/26/29, Callable 7/25/25 @ 100(a) 531 531
LAD Auto Receivables Trust ...............................................
Series 2021-1A, Class C, 2.35%, 4/15/27, Callable 12/15/25 @ 100(a) ............. 132 132
Series 2023-1A, Class B, 5.59%, 8/16/27, Callable 4/15/27 @ 100(a) .............. 240 241
Series 2023-1A, Class C, 6.18%, 12/15/27, Callable 4/15/27 @ 100(a) ............. 520 524
Series 2023-1A, Class D, 7.30%, 6/17/30, Callable 4/15/27 @ 100(a) .............. 226 232
Series 2023-2A, Class C, 5.58%, 9/15/28, Callable 5/15/27 @ 100(a) .............. 200 201
Series 2023-2A, Class D, 6.30%, 2/15/31, Callable 5/15/27 @ 100(a) .............. 52 53
Series 2023-3A, Class B, 6.09%, 6/15/28, Callable 9/15/27 @ 100(a) .............. 214 216
Series 2023-3A, Class D, 6.92%, 12/16/30, Callable 9/15/27 @ 100(a) ............. 198 204
Series 2023-4A, Class B, 6.39%, 10/16/28, Callable 11/15/27 @ 100(a) ............ 182 185
Series 2023-4A, Class C, 6.76%, 3/15/29, Callable 11/15/27 @ 100(a) ............. 212 218
Series 2023-4A, Class D, 7.37%, 4/15/31, Callable 11/15/27 @ 100(a) ............. 304 316
Series 2024-1A, Class C, 5.64%, 6/15/29, Callable 9/15/27 @ 100(a) .............. 207 210
Series 2024-2A, Class B, 5.50%, 7/16/29, Callable 12/15/27 @ 100(a) ............. 199 202
Series 2024-2A, Class C, 5.66%, 10/15/29, Callable 12/15/27 @ 100(a) ............ 199 202
Series 2024-2A, Class D, 6.37%, 10/15/31, Callable 12/15/27 @ 100(a) ............ 162 167
Series 2024-3A, Class D, 5.18%, 2/17/32, Callable 3/15/28 @ 100(a) .............. 224 224
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class A, 5.82%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 258 259
Series 2024-1A, Class B, 5.95%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 485 492
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 659 672
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 4/20/27 @ 100(a) .............. 476 487
Navistar Financial Dealer Note Master Owner Trust ..............................
Series 2024-1, Class B, 5.79%, 4/25/29(a) ................................. 50 50
Series 2024-1, Class C, 6.13%, 4/25/29(a) ................................. 82 83
Navistar Financial Dealer Note Master Owner Trust II, Series 2023-1, Class A, 6.18%,
8/25/28(a) ........................................................ 81 82
OCCU Auto Receivables Trust .............................................
Series 2023-1A, Class A4, 6.29%, 9/17/29, Callable 11/15/27 @ 100(a) ............ 93 95
Series 2023-1A, Class C, 6.82%, 9/17/29, Callable 11/15/27 @ 100(a) ............. 4,000 4,183
Series 2023-1A, Class D, 7.88%, 12/15/31, Callable 11/15/27 @ 100(a) ............ 329 347
Oscar US Funding XII LLC, Series 2021-1A, Class A4, 1.00%, 4/10/28, Callable 7/10/25 @
100(a) ........................................................... 55 55
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 4/10/26 @
100(a) ........................................................... 817 804

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oscar US Funding XVII LLC, Series 2024-2A, Class A3, 4.47%, 3/12/29, Callable 11/10/28 @
100(a) ........................................................... $ 241 $ 241
PenFed Auto Receivables Owner Trust ........................................
Series 2022-A, Class A4, 4.18%, 12/15/28, Callable 3/15/26 @ 100(a) ............. 129 129
Series 2022-A, Class D, 5.85%, 6/17/30, Callable 3/15/26 @ 100(a) ............... 106 106
Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.65%, 2/15/28, Callable 4/15/27 @
100(a) ........................................................... 265 266
Santander Bank Auto Credit-Linked Notes .....................................
Series 2022-A, Class D, 9.97%, 5/15/32, Callable 1/15/26 @ 100(a) ............... 498 500
Series 2022-C, Class D, 8.20%, 12/15/32, Callable 11/15/26 @ 100(a) ............. 73 73
Series 2023-A, Class C, 6.74%, 6/15/33, Callable 5/15/27 @ 100(a) ............... 100 101
Series 2023-A, Class D, 7.08%, 6/15/33, Callable 5/15/27 @ 100(a) ............... 7 7
Series 2023-B, Class B, 5.64%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 134 135
Series 2023-B, Class C, 5.93%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 57 58
Series 2023-B, Class D, 6.66%, 12/15/33, Callable 10/15/27 @ 100(a) ............. 165 167
Series 2024-B, Class B, 4.97%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 544 545
Series 2024-B, Class C, 5.14%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 620 621
Series 2024-B, Class D, 5.48%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 770 772
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 2/15/29 @ 100(a) ............... 308 308
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class E, 3.28%, 3/15/27,
Callable 11/15/25 @ 100(a) ........................................... 60 59
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55%, 12/20/28, Callable 4/20/27 @ 100(a) 133 135
SBNA Auto Receivables Trust ..............................................
Series 2024-A, Class B, 5.29%, 9/17/29, Callable 3/15/28 @ 100(a) ............... 203 205
Series 2025-SF1, Class D, 5.34%, 9/15/31, Callable 2/15/30 @ 100(a) ............. 277 278
SCCU Auto Receivables Trust ..............................................
Series 2023-1A, Class B, 6.08%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 1,500 1,547
Series 2023-1A, Class C, 6.61%, 3/15/30, Callable 11/15/27 @ 100(a) ............. 430 446
Series 2023-1A, Class D, 7.34%, 11/17/31, Callable 11/15/27 @ 100(a) ............ 226 235
Series 2024-1A, Class C, 5.62%, 12/16/30, Callable 4/15/28 @ 100(a) ............. 200 203
Securitized Term Auto Receivables Trust ......................................
Series 2025-A, Class B, 5.04%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 425 428
Series 2025-A, Class C, 5.19%, 7/25/31, Callable 1/25/28 @ 100(a) ............... 343 345
Series 2025-B, Class D, 5.46%, 12/29/32, Callable 9/25/28 @ 100(a) .............. 343 344
SFS Auto Receivables Securitization Trust .....................................
Series 2023-1A, Class C, 5.97%, 2/20/31, Callable 8/20/27 @ 100(a) .............. 167 172
Series 2024-1A, Class C, 5.51%, 1/20/32, Callable 1/20/28 @ 100(a) .............. 126 129
Tesla Auto Lease Trust ...................................................
Series 2023-A, Class B, 6.41%, 7/20/27, Callable 8/20/25 @ 100(a) ............... 280 280
Series 2023-B, Class A4, 6.22%, 3/22/27, Callable 10/20/25 @ 100(a) ............. 87 88
Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.82%, 5/20/31, Callable 5/20/27 @
100(a) ........................................................... 200 205
Toyota Lease Owner Trust, Series 2023-A, Class A4, 5.05%, 8/20/27, Callable 8/20/25 @
100(a) ........................................................... 99 100
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 9/25/26 @ 100(a) ........ 137 139
United Auto Credit Securitization Trust .......................................
Series 2023-1, Class C, 6.28%, 7/10/28, Callable 2/10/27 @ 100(a) ............... 34 34
Series 2024-1, Class B, 6.57%, 6/10/27, Callable 4/10/27 @ 100(a) ............... 150 150
USB Auto Owner Trust ...................................................
Series 2025-1A, Class C, 4.96%, 3/17/31, Callable 3/15/29 @ 100(a) .............. 299 302
Series 2025-1A, Class D, 5.40%, 12/15/32, Callable 3/15/29 @ 100(a) ............. 407 411
Veridian Auto Receivables Trust ............................................
Series 2023-1A, Class B, 5.86%, 4/16/29, Callable 6/15/27 @ 100(a) .............. 636 649
Series 2023-1A, Class C, 6.37%, 7/16/29, Callable 6/15/27 @ 100(a) .............. 220 226
Westlake Automobile Receivables Trust, Series 2025-P1, Class B, 4.86%, 5/15/30, Callable
12/15/27 @ 100(a) .................................................. 1,000 1,011
Wheels Fleet Lease Funding 1 LLC ..........................................
Series 2023-1A, Class A, 5.80%, 4/18/38(a) ................................ 85 85
Series 2023-2A, Class B, 6.75%, 8/18/38(a) ................................ 181 186
Series 2023-2A, Class C, 6.94%, 8/18/38(a) ................................ 195 201
Series 2023-2A, Class D, 7.38%, 8/18/38(a) ................................ 220 229
Series 2024-1A, Class C, 5.69%, 2/18/39(a) ................................ 341 347
Series 2024-2A, Class A1, 4.87%, 6/21/39(a) ............................... 1,389 1,395

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-2A, Class B, 4.84%, 6/21/39(a) ................................ $ 250 $ 250
Series 2024-2A, Class C, 4.89%, 6/21/39(a) ................................ 335 335
Series 2024-3A, Class B, 5.07%, 9/19/39(a) ................................ 318 320
Series 2024-3A, Class C, 5.21%, 9/19/39(a) ................................ 346 349
79,496
ABS Card (1.1%):
American Express Credit Account Master Trust, Series 2024-2, Class A, 5.24%, 4/15/31 .... 3,238 3,366
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 5/15/29 ...................... 232 236
CARDS II Trust ........................................................
Series 2024-1A, Class C, 5.84%, 7/15/29(a) ................................ 168 169
Series 2025-1A, Class C, 5.42%, 3/15/31(a) ................................ 1,350 1,358
Evergreen Credit Card Trust ...............................................
Series 2024-CRT4, Class B, 5.25%, 10/15/28(a) ............................. 467 467
Series 2024-CRT4, Class C, 5.64%, 10/15/28(a) ............................. 267 268
Series 2025-CRT5, Class B, 5.24%, 5/15/29(a) .............................. 996 1,003
Series 2025-CRT5, Class C, 5.53%, 5/15/29(a) .............................. 600 603
Golden Credit Card Trust, Series 2021-1A, Class C, 1.74%, 8/15/28(a) ................. 200 192
Master Credit Card Trust .................................................
Series 2022-2A, Class B, 2.38%, 7/21/28(a) ................................ 500 483
Series 2022-2A, Class C, 2.73%, 7/21/28(a) ................................ 312 300
Master Credit Card Trust II ................................................
Series 2023-1A, Class C, 5.87%, 6/21/27(a) ................................ 250 251
Series 2023-2A, Class C, 6.89%, 1/21/27(a) ................................ 95 95
Series 2023-4A, Class B, 6.56%, 10/21/32(a) ............................... 104 110
Series 2023-4A, Class C, 7.53%, 10/21/32(a) ............................... 265 280
Series 2024-1A, Class B, 5.53%, 1/21/28(a) ................................ 193 193
Series 2024-1A, Class C, 6.02%, 1/21/28(a) ................................ 171 172
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78%, 2/15/31 .............. 240 244
Trillium Credit Card Trust II ...............................................
Series 2021-1A, Class C, 2.42%, 10/26/29(a) ............................... 833 803
Series 2023-1A, Class C, 6.06%, 3/26/31(a) ................................ 72 74
Series 2023-2A, Class B, 5.35%, 3/26/33(a) ................................ 100 101
Series 2023-3A, Class B, 6.26%, 8/26/28(a) ................................ 234 234
Series 2023-3A, Class C, 6.94%, 8/26/28(a) ................................ 214 215
Series 2024-1A, Class B, 5.50%, 12/26/28(a) ............................... 228 228
Series 2024-1A, Class C, 5.99%, 12/26/28(a) ............................... 121 121
11,566
ABS Other (9.1%):
AFG ABS I LLC, Series 2023-1, Class C, 9.40%, 9/16/30, Callable 11/15/26 @ 100(a) ..... 1,000 1,057
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28,
Callable 9/20/25 @ 100(a) ............................................ 656 653
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, 6/21/28,
Callable 6/20/26 @ 100(a) ............................................ 167 167
Amur Equipment Finance Receivables XII LLC .................................
Series 2023-1A, Class C, 6.36%, 12/20/29, Callable 6/20/27 @ 100(a) ............. 431 443
Series 2023-1A, Class D, 7.48%, 7/22/30, Callable 6/20/27 @ 100(a) .............. 5,037 5,277
Amur Equipment Finance Receivables XIII LLC ................................
Series 2024-1A, Class B, 5.37%, 1/21/31, Callable 3/20/28 @ 100(a) .............. 119 121
Series 2024-1A, Class C, 5.55%, 1/21/31, Callable 3/20/28 @ 100(a) .............. 1,412 1,435
Amur Equipment Finance Receivables XIV LLC ................................
Series 2024-2A, Class B, 5.20%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 1,000 1,018
Series 2024-2A, Class C, 5.38%, 7/21/31, Callable 8/20/28 @ 100(a) .............. 2,560 2,597
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class C, 5.39%, 1/20/32,
Callable 5/20/29 @ 100(a) ............................................ 2,014 2,046
Auxilior Term Funding LLC ...............................................
Series 2023-1A, Class B, 6.05%, 6/17/30, Callable 2/15/28 @ 100(a) .............. 124 128
Series 2023-1A, Class C, 6.50%, 11/15/30, Callable 2/15/28 @ 100(a) ............. 88 91
Series 2023-1A, Class D, 7.27%, 12/16/30, Callable 2/15/28 @ 100(a) ............. 141 148
Series 2024-1A, Class B, 5.69%, 7/15/31, Callable 3/15/29 @ 100(a) .............. 124 128
Barings Equipment Finance LLC, Series 2025-A, Class A4, 5.02%, 6/13/50, Callable 11/13/29
@ 100(a) ......................................................... 1,031 1,055
Blue Owl Asset Leasing Trust ..............................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 8/15/27 @ 100(a) .............. $ 254 $ 255
Series 2024-1A, Class C, 6.38%, 1/15/31, Callable 8/15/27 @ 100(a) .............. 80 81
Capital Automotive REIT, Series 2024-3A, Class A1, 4.40%, 10/15/54, Callable 10/15/27 @
100(a) ........................................................... 276 268
CARS-DB7 LP, Series 2023-1A, Class A1, 5.75%, 9/15/53, Callable 9/15/26 @ 100(a) ..... 198 199
CCG Receivables Trust ...................................................
Series 2023-1, Class C, 6.28%, 9/16/30, Callable 9/14/26 @ 100(a) ............... 173 176
Series 2023-2, Class B, 6.21%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 1,000 1,027
Series 2023-2, Class D, 7.18%, 4/14/32, Callable 9/14/27 @ 100(a) ............... 93 97
Series 2025-1, Class C, 4.89%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 500 502
Series 2025-1, Class D, 5.28%, 10/14/32, Callable 10/14/28 @ 100(a) ............. 133 133
Clarus Capital Funding LLC, Series 2024-1A, Class C, 5.01%, 8/20/32, Callable 4/20/28 @
100(a) ........................................................... 70 70
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/49, Callable 11/22/27 @
100(a) ........................................................... 604 612
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class
A2, 6.00%, 5/20/55, Callable 5/20/28 @ 100(a) ............................. 365 376
Crossroads Asset Trust, Series 2025-A, Class B, 5.20%, 2/20/32, Callable 2/20/29 @ 100(a) . 1,517 1,529
CyrusOne Data Centers Issuer I LLC .........................................
Series 2024-2A, Class A2, 4.50%, 5/20/49, Callable 5/20/27 @ 100(a) ............. 205 200
Series 2025-1A, Class A2, 5.91%, 2/20/50, Callable 2/20/28 @ 100(a) ............. 441 450
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @
100(a) ........................................................... 1,303 1,204
Dell Equipment Finance Trust ..............................................
Series 2023-1, Class D, 6.80%, 3/22/29, Callable 10/22/25 @ 100(a) .............. 147 148
Series 2023-2, Class C, 6.06%, 1/22/29, Callable 2/22/26 @ 100(a) ............... 125 126
Series 2023-2, Class D, 6.74%, 7/23/29, Callable 2/22/26 @ 100(a) ............... 237 239
Series 2023-3, Class D, 6.75%, 10/22/29, Callable 5/22/26 @ 100(a) .............. 73 74
Series 2024-1, Class C, 5.73%, 3/22/30, Callable 11/22/26 @ 100(a) .............. 92 93
Series 2024-1, Class D, 6.12%, 9/23/30, Callable 11/22/26 @ 100(a) .............. 92 93
Series 2025-1, Class D, 5.64%, 8/22/31, Callable 11/22/27 @ 100(a) .............. 109 110
Dext ABS LLC ........................................................
Series 2023-1, Class B, 6.55%, 3/15/32, Callable 3/15/27 @ 100(a) ............... 100 102
Series 2023-1, Class D, 8.82%, 3/15/33, Callable 3/15/27 @ 100(a) ............... 2,175 2,283
Series 2023-2, Class C, 6.93%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 224 232
Series 2023-2, Class D, 8.30%, 5/15/34, Callable 3/15/28 @ 100(a) ............... 1,001 1,069
Diamond Issuer LLC, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100(a) 654 612
DLLAA LLC ..........................................................
Series 2023-1A, Class A2, 5.93%, 7/20/26, Callable 7/20/26 @ 100(a) ............. 6 6
Series 2025-1A, Class A4, 5.08%, 4/20/33(a) ............................... 1,069 1,094
DLLAD LLC, Series 2024-1A, Class A4, 5.38%, 9/22/31, Callable 1/20/29 @ 100(a) ...... 129 133
DLLMT LLC, Series 2024-1A, Class A3, 4.84%, 8/21/28, Callable 5/20/28 @ 100(a) ...... 201 202
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class A, 2.61%, 1/25/34, Callable 3/25/26
@ 100(a) ......................................................... 100 98
FirstKey Homes Trust ....................................................
Series 2021-SFR3, Class A, 2.14%, 12/17/38(a)(b) ........................... 720 696
Series 2021-SFR3, Class B, 2.44%, 12/17/38(a)(b) ........................... 500 484
Series 2021-SFR3, Class D, 2.79%, 12/17/38(a)(b) ........................... 750 727
Ford Credit Floorplan Master Owner Trust A ...................................
Series 2020-2, Class C, 1.87%, 9/15/27 ................................... 127 125
Series 2023-1, Class B, 5.31%, 5/15/28(a) ................................. 70 70
Series 2023-1, Class C, 5.75%, 5/15/28(a) ................................. 106 107
Series 2024-2, Class B, 5.56%, 4/15/31(a) ................................. 225 233
Series 2024-4, Class B, 4.61%, 9/15/31(a) ................................. 1,829 1,843
Frontier Issuer LLC .....................................................
Series 2023-1, Class A2, 6.60%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 558 567
Series 2023-1, Class B, 8.30%, 8/20/53, Callable 7/20/26 @ 100(a) ............... 415 429
Series 2023-1, Class C, 11.50%, 8/20/53, Callable 7/20/26 @ 100(a) .............. 5,137 5,404
Series 2024-1, Class A2, 6.19%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 199 204
Series 2024-1, Class C, 11.16%, 6/20/54, Callable 5/20/28 @ 100(a) .............. 1,539 1,695
Granite Park Equipment Leasing LLC ........................................
Series 2023-1A, Class B, 6.62%, 4/20/33, Callable 11/20/29 @ 100(a) ............. 97 101
Series 2023-1A, Class C, 6.97%, 8/22/33, Callable 11/20/29 @ 100(a) ............. 89 94

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1A, Class E, 7.00%, 6/20/35, Callable 11/20/29 @ 100(a) ............. $ 74 $ 73
GreatAmerica Leasing Receivables Funding LLC ................................
Series 2024-1, Class C, 5.43%, 12/15/31, Callable 2/15/28 @ 100(a) .............. 65 66
Series 2025-1, Class C, 5.01%, 1/18/33, Callable 5/15/29 @ 100(a) ............... 698 701
HPEFS Equipment Trust ..................................................
Series 2022-2A, Class D, 4.94%, 3/20/30, Callable 11/20/25 @ 100(a) ............. 1,097 1,096
Series 2022-3A, Class C, 6.13%, 8/20/29, Callable 5/20/26 @ 100(a) .............. 917 918
Series 2023-2A, Class D, 6.97%, 7/21/31, Callable 12/20/26 @ 100(a) ............. 150 152
Series 2024-1A, Class D, 5.82%, 11/20/31, Callable 7/20/27 @ 100(a) ............. 151 152
Series 2024-2A, Class B, 5.35%, 10/20/31, Callable 1/20/28 @ 100(a) ............. 265 268
Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) .............. 142 144
Kubota Credit Owner Trust ................................................
Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 1/15/26 @ 100(a) ............ 113 112
Series 2024-2A, Class A4, 5.19%, 5/15/30, Callable 5/15/28 @ 100(a) ............. 129 132
Series 2025-1A, Class A4, 4.87%, 7/15/30, Callable 2/15/29 @ 100(a) ............. 399 407
M&T Equipment LEAF1 Notes .............................................
Series 2023-1A, Class A3, 5.74%, 7/15/30, Callable 7/15/27 @ 100(a) ............. 110 110
Series 2024-1A, Class A2, 4.99%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 179 179
Series 2024-1A, Class A4, 4.94%, 8/18/31, Callable 7/16/28 @ 100(a) ............. 270 273
Series 2025-1A, Class A4, 4.91%, 3/16/32, Callable 4/16/29 @ 100(a) ............. 2,172 2,190
MMAF Equipment Finance LLC ............................................
Series 2021-A, Class A4, 1.04%, 11/13/30(a) ............................... 252 246
Series 2023-A, Class A4, 5.50%, 12/13/38(a) ............................... 152 156
Series 2024-A, Class A4, 5.10%, 7/13/49, Callable 10/13/30 @ 100(a) ............. 486 498
New Economy Assets - Phase 1 Sponsor LLC ...................................
Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 7/20/25 @ 100(a) ............. 677 635
Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 7/20/25 @ 100(a) ............. 366 336
NMEF Funding LLC ....................................................
Series 2023-A, Class B, 6.83%, 6/17/30, Callable 6/15/27 @ 100(a) ............... 207 211
Series 2024-A, Class A2, 5.15%, 12/15/31, Callable 5/15/28 @ 100(a) ............. 259 260
Series 2024-A, Class B, 5.32%, 12/15/31, Callable 5/15/28 @ 100(a) .............. 222 222
Series 2025-A, Class A2, 4.72%, 7/15/32, Callable 1/15/29 @ 100(a) .............. 100 100
Series 2025-A, Class B, 5.18%, 7/15/32, Callable 1/15/29 @ 100(a) ............... 615 620
Series 2025-A, Class C, 5.79%, 7/15/32, Callable 1/15/29 @ 100(a) ............... 347 351
PEAC Solutions Receivables LLC ...........................................
Series 2025-1A, Class A3, 5.04%, 7/20/32, Callable 9/20/28 @ 100(a) ............. 412 418
Series 2025-1A, Class B, 5.20%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 376 379
Series 2025-1A, Class C, 5.49%, 7/20/32, Callable 9/20/28 @ 100(a) .............. 295 297
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class A2, 5.59%, 11/15/29, Callable 4/15/27 @ 100(a) ............ 131 132
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 76 77
Series 2024-1A, Class D, 6.77%, 10/15/30, Callable 4/15/27 @ 100(a) ............. 531 546
Series 2025-1A, Class B, 5.04%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 105 106
Series 2025-1A, Class C, 5.13%, 5/15/31, Callable 8/15/28 @ 100(a) .............. 250 252
Retained Vantage Data Centers Issuer LLC .....................................
Series 2024-1A, Class A2, 4.99%, 9/15/49, Callable 9/15/27 @ 100(a) ............. 396 391
Series 2024-1A, Class B, 5.78%, 9/15/49, Callable 9/15/27 @ 100(a) .............. 107 107
SCF Equipment Leasing LLC ..............................................
Series 2022-2A, Class C, 6.50%, 8/20/32, Callable 7/20/27 @ 100(a) .............. 196 199
Series 2022-2A, Class D, 6.50%, 10/20/32, Callable 7/20/27 @ 100(a) ............. 330 338
Series 2023-1A, Class A3, 6.17%, 5/20/32, Callable 4/20/30 @ 100(a) ............. 153 154
Series 2024-1A, Class A3, 5.52%, 1/20/32, Callable 2/20/30 @ 100(a) ............. 3,000 3,070
Series 24-1A, Class D, 6.58%, 6/21/33, Callable 2/20/30 @ 100(a) ............... 500 525
SCF Equipment Trust LLC ................................................
Series 2025-1A, Class B, 5.23%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 1,765 1,801
Series 2025-1A, Class C, 5.37%, 9/20/34, Callable 9/20/31 @ 100(a) .............. 5,599 5,723
Series 2025-1A, Class D, 5.88%, 11/20/35, Callable 9/20/31 @ 100(a) ............. 6,190 6,371
Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, 12/22/31(a) ............. 1,000 1,008
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 7/30/54, Callable 7/30/28 @ 100(a) 226 232
Switch ABS Issuer LLC, Series 2025-1A, Class A2, 5.04%, 3/25/55(a) ................. 501 494
Tricon Residential Trust ..................................................
Series 2022-SFR2, Class B, 5.24%, 7/17/40, Callable 7/17/28 @ 100(a)(b) .......... 200 201
Series 2024-SFR4, Class A, 4.30%, 11/17/41, Callable 11/17/29 @ 100(a)(b) ........ 220 216

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Trinity Rail Leasing LLC, Series 2022-1A, Class A, 4.55%, 5/19/52, Callable 7/21/25 @
100(a) ........................................................... $ 450 $ 441
Uniti Fiber ABS Issuer LLC ...............................................
Series 2025-1A, Class A2, 5.88%, 4/20/55, Callable 10/20/28 @ 100(a) ............ 426 431
Series 2025-1A, Class B, 6.37%, 4/20/55, Callable 10/20/28 @ 100(a) ............. 177 181
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 7/15/25
@ 100(a) ......................................................... 44 43
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @
100(a) ........................................................... 453 425
VB-S1 Issuer LLC - VBTEL ...............................................
Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100(a) ............ 1,000 888
Series 2022-1A, Class D, 4.29%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 300 287
Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100(a) .............. 1,500 1,421
Series 2024-1A, Class C2, 5.59%, 5/15/54, Callable 5/15/27 @ 100(a) ............. 1,514 1,533
Series 2024-1A, Class D, 6.64%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 107 110
Series 2024-1A, Class F, 8.87%, 5/15/54, Callable 5/15/27 @ 100(a) .............. 7 7
Verdant Receivables LLC .................................................
Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 11/12/27 @ 100(a) ............ 29 29
Series 2023-1A, Class C, 6.73%, 1/13/31, Callable 11/12/27 @ 100(a) ............. 47 48
Series 2024-1A, Class A2, 5.68%, 12/12/31, Callable 9/12/28 @ 100(a) ............ 155 158
Series 2024-1A, Class B, 5.72%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 57 58
Series 2024-1A, Class C, 6.25%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 47 48
Series 2024-1A, Class D, 7.23%, 12/12/31, Callable 9/12/28 @ 100(a) ............. 59 61
Series 2025-1A, Class A3, 4.96%, 5/12/33, Callable 6/12/29 @ 100(a) ............. 461 466
Series 2025-1A, Class C, 5.57%, 5/12/33, Callable 6/12/29 @ 100(a) .............. 2,207 2,243
Series 2025-1A, Class D, 6.49%, 5/12/33, Callable 6/12/29 @ 100(a) .............. 915 922
Verizon Master Trust ....................................................
Series 2024-2, Class B, 5.08%, 12/22/31, Callable 12/20/28 @ 100(a) ............. 265 269
Series 2024-3, Class C, 5.73%, 4/22/30, Callable 4/20/27 @ 100 ................. 1,105 1,125
Series 2024-4, Class C, 5.60%, 6/20/29, Callable 6/20/26 @ 100 ................. 80 81
Series 2024-7, Class C, 4.84%, 8/20/32, Callable 8/20/29 @ 100(a) ............... 479 479
Series 2024-8, Class C, 4.99%, 11/20/30, Callable 11/20/27 @ 100 ............... 302 304
Series 2025-2, Class C, 5.34%, 1/20/33, Callable 1/20/30 @ 100(a) ............... 1,906 1,943
Volvo Financial Equipment LLC, Series 2024-1A, Class A4, 4.29%, 7/15/31, Callable 5/15/28
@ 100(a) ......................................................... 1,000 1,003
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
11/20/27 @ 100(a) .................................................. 108 109
Zayo Issuer LLC .......................................................
Series 2025-1A, Class A2, 5.65%, 3/20/55, Callable 9/20/28 @ 100(a) ............. 383 388
Series 2025-1A, Class B, 6.09%, 3/20/55, Callable 9/20/28 @ 100(a) .............. 340 344
Series 2025-2A, Class A2, 5.95%, 6/20/55, Callable 12/20/28 @ 100(a) ............ 309 317
Series 2025-2A, Class B, 6.59%, 6/20/55, Callable 12/20/28 @ 100(a) ............. 180 186
93,029
Total Asset-Backed Securities (Cost $183,101)
a
a
a
184,091
Collateralized Loan Obligations (0.9%)
Cash Flow CLO (0.9%):
720 East CLO IV Ltd., Series 2024-1A, Class A2, 6.06% (TSFR3M+180bps), 4/15/37, Callable
4/15/26 @ 100(a)(c) ................................................. 185 185
720 East CLO Ltd. ......................................................
Series 2022-1A, Class A2R, 5.87% (TSFR3M+160bps), 1/20/38, Callable 1/20/27 @
100(a)(c) ......................................................... 442 442
Series 2022-1A, Class BR, 5.97% (TSFR3M+170bps), 1/20/38, Callable 1/20/27 @
100(a)(c) ......................................................... 442 442
Series 2023-2A, Class A2, 6.41% (TSFR3M+215bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 245 246
Series 2023-2A, Class D, 9.41% (TSFR3M+515bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 184 185
720 East CLO VII Ltd., Series 2025-7A, Class A2, 5.68% (TSFR3M+140bps), 4/20/37,
Callable 4/20/26 @ 100(a)(c) .......................................... 300 298
AIMCO CLO Ltd. ......................................................

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-17A, Class XR, 5.42% (TSFR3M+115bps), 7/20/37, Callable 7/22/26 @
100(a)(c) ......................................................... $ 235 $ 234
Series 2023-20A, Class B1, 6.46% (TSFR3M+220bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 178 178
Series 2023-20A, Class C1, 6.96% (TSFR3M+270bps), 10/16/36, Callable 10/16/25 @
100(a)(c) ......................................................... 178 179
Barrow Hanley CLO II Ltd., Series 2023-2A, Class C, 7.77% (TSFR3M+350bps), 10/20/35,
Callable 10/20/25 @ 100(a)(c) ......................................... 184 185
Columbia Cent CLO Ltd., Series 2022-32A, Class BF, 5.20%, 7/24/34, Callable 7/24/25 @
100(a) ........................................................... 250 249
Dryden CLO Ltd. .......................................................
Series 2021-93A, Class A2R, 5.86% (TSFR3M+160bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ......................................................... 171 171
Series 2021-93A, Class XR, 5.41% (TSFR3M+115bps), 1/15/38, Callable 1/15/27 @
100(a)(c) ......................................................... 336 336
Series 2022-113A, Class BR2, 5.91% (TSFR3M+165bps), 10/15/37, Callable 10/15/25 @
100(a)(c) ......................................................... 1,000 1,000
Series 2023-102A, Class A2, 6.26% (TSFR3M+200bps), 10/15/36, Callable 10/15/25 @
100(a)(c) ......................................................... 110 110
Series 2024-121A, Class B, 6.03% (TSFR3M+170bps), 1/15/37, Callable 1/15/27 @
100(a)(c) ......................................................... 428 429
Golub Capital Partners CLO Ltd., Series 2023-68A, Class B, 7.08% (TSFR3M+280bps),
7/25/36, Callable 7/25/25 @ 100(a)(c) .................................... 155 155
Magnetite XXXV Ltd., Series 2022-35A, Class AR, 5.93% (TSFR3M+165bps), 10/25/36,
Callable 10/25/25 @ 100(a)(c) ......................................... 295 296
NGC Ltd., Series 2024-1A, Class X, 5.42% (TSFR3M+115bps), 7/20/37, Callable 7/20/26 @
100(a)(c) ......................................................... 233 233
Octagon 68 Ltd., Series 2023-1A, Class X, 5.57% (TSFR3M+130bps), 10/20/36, Callable
10/20/25 @ 100(a)(c) ................................................ 223 223
Palmer Square Loan Funding Ltd., Series 2024-3A, Class A2, 5.96% (TSFR3M+165bps),
8/8/32, Callable 8/8/25 @ 100(a)(c) ...................................... 259 259
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 6.17% (TSFR3M+191bps), 1/15/34,
Callable 7/15/25 @ 100(a)(c) .......................................... 500 500
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 7.00% (TSFR3M+273bps), 1/18/35, Callable
7/18/25 @ 100(a)(c) ................................................. 750 751
Venture 47 CLO Ltd., Series 2023-47A, Class AJR, 6.08% (TSFR3M+175bps), 4/20/36,
Callable 7/20/26 @ 100(a)(c) .......................................... 1,000 1,001
Venture CLO Ltd. ......................................................
Series 2023-48A, Class B1, 7.02% (TSFR3M+275bps), 10/20/36, Callable 10/20/25 @
100(a)(c) ......................................................... 197 198
Series 2024-49A, Class X, 5.62% (TSFR3M+135bps), 4/20/37, Callable 4/20/26 @
100(a)(c) ......................................................... 123 123
Series 2024-50A, Class X, 5.52% (TSFR3M+125bps), 10/20/37, Callable 10/20/26 @
100(a)(c) ......................................................... 239 240
Voya CLO Ltd., Series 2020-1A, Class BR, 6.22% (TSFR3M+196bps), 7/16/34, Callable
7/16/25 @ 100(a)(c) ................................................. 220 220
9,068
Total Collateralized Loan Obligations (Cost $9,059)
a
a
a
9,068
Collateralized Mortgage Obligations (9.2%)
Agency CMO (0.2%):
Federal Home Loan Mortgage Corporation, Series 4772, Class ZG, 4.50%, 12/15/47 ....... 2,409 2,344
Agency CMO FLT (0.2%):
Federal Home Loan Mortgage Corporation, Series 5522, Class BF, 5.36% (SOFR30A+105bps),
3/25/55(c) ........................................................ 1,995 1,980
Agency CMO Other (1.1%):
Federal Home Loan Mortgage Corporation .....................................
Series 5270, Class AB, 5.50%, 1/25/49 ................................... 209 212
Series 5450, Class KA, 4.50%, 6/25/51 ................................... 475 469
Series 5478, Class J, 5.50%, 3/25/51 ..................................... 1,533 1,543
Series 5547, Class V, 5.00%, 4/25/39 ..................................... 1,528 1,533

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association .......................................
Series 2022-88, Class BA, 5.50%, 7/25/47 ................................. $ 120 $ 122
Series 2024-33, Class PB, 5.00%, 3/25/48 ................................. 971 969
Series 2025-33, Class P, 5.00%, 5/25/54 ................................... 4,195 4,186
Government National Mortgage Association ....................................
Series 2022-207, Class NA, 3.00%, 1/20/52 ................................ 162 142
Series 2023-107, Class PA, 5.50%, 1/20/46 ................................ 258 260
Series 2023-131, Class P, 5.50%, 6/20/48 .................................. 153 153
Series 2024-19, Class AD, 5.00%, 6/20/53 ................................. 1,466 1,461
11,050
Agency Commercial MBS (0.9%):
Federal Home Loan Mortgage Corporation .....................................
Series K143, Class A2, 2.35%, 3/25/32 ................................... 354 313
Series K144, Class A2, 2.45%, 4/25/32 ................................... 33 29
Series K145, Class A2, 2.58%, 5/25/32, Callable 5/25/32 @ 100 ................. 2,547 2,279
Series K146, Class A2, 2.92%, 6/25/32, Callable 6/25/32 @ 100 ................. 2,154 1,969
Series K147, Class A2, 3.00%, 6/25/32(d) ................................. 815 748
Series K149, Class A2, 3.53%, 8/25/32 ................................... 1,178 1,116
Series K-159, Class A2, 4.50%, 7/25/33(d) ................................. 1,566 1,569
Series K536, Class AS, 4.81% (SOFR30A+50bps), 11/25/29(c) .................. 1,000 1,000
9,023
Commercial MBS (6.8%):
ALA Trust ............................................................
Series 2025-OANA, Class A, 6.04% (TSFR1M+174bps), 6/15/40(a)(b)(c) .......... 2,328 2,337
Series 2025-OANA, Class C, 6.39% (TSFR1M+209bps), 6/15/40(a)(b)(c) .......... 469 468
Series 2025-OANA, Class D, 7.39% (TSFR1M+309bps), 6/15/40(a)(b)(c) .......... 909 910
AOA Mortgage Trust ....................................................
Series 2021-1177, Class B, 5.60% (TSFR1M+129bps), 10/15/38(a)(b)(c) ........... 250 233
Series 2021-1177, Class D, 6.25% (TSFR1M+194bps), 10/15/38(a)(b)(c) ........... 300 270
Series 2025-AOA, Class A, 5.90% (TSFR1M+160bps), 6/15/30(a)(b)(c) ........... 3,900 3,913
Arbor Multifamily Mortgage Securities Trust ...................................
Series 2020-MF1, Class AS, 3.06%, 5/15/53, Callable 5/15/30 @ 100(a)(d) ......... 350 322
Series 2021-MF2, Class B, 2.56%, 6/15/54, Callable 7/15/31 @ 100(a)(d) .......... 1,050 910
Series 2022-MF4, Class A5, 3.39%, 2/15/55, Callable 2/15/32 @ 100(a)(d) ......... 500 462
Aventura Mall Trust .....................................................
Series 2018-AVM, Class A, 4.25%, 7/5/40(a)(b)(d) ........................... 790 775
Series 2018-AVM, Class C, 4.25%, 7/5/40(a)(b)(d) ........................... 100 97
Series 2018-AVM, Class D, 4.25%, 7/5/40(a)(b)(d) ........................... 100 96
BBCMS Mortgage Trust, Series 2020-BID, Class C, 8.07% (TSFR1M+375bps), 10/15/37(a)(b)
(c) ............................................................. 269 269
Benchmark Mortgage Trust ................................................
Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 10/15/30 @ 100 ............. 1,000 833
Series 2022-B36, Class XA, 0.81%, 7/15/55, Callable 6/15/32 @ 100(b)(d) ......... 9,997 416
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, 5.51% (TSFR1M+120bps),
3/15/42(a)(b)(c) .................................................... 300 299
BPR Trust ............................................................
Series 2021-TY, Class A, 5.48% (TSFR1M+116bps), 9/15/38(a)(b)(c) ............. 500 499
Series 2021-TY, Class C, 6.13% (TSFR1M+181bps), 9/15/38(a)(b)(c) ............. 120 119
Series 2021-TY, Class D, 6.78% (TSFR1M+246bps), 9/15/38(a)(b)(c) ............. 310 308
Series 2022-STAR, Class A, 7.54% (TSFR1M+323bps), 8/15/39(a)(b)(c) ........... 407 406
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 6/15/44(a)(b)(d) ..... 4,569 4,669
BX Commercial Mortgage Trust ............................................
Series 2021-VOLT, Class A, 5.13% (TSFR1M+81bps), 9/15/36(a)(b)(c) ............ 1,191 1,187
Series 2021-VOLT, Class B, 5.38% (TSFR1M+106bps), 9/15/36(a)(b)(c) ........... 1,695 1,689
Series 2021-VOLT, Class C, 5.53% (TSFR1M+121bps), 9/15/36(a)(b)(c) ........... 2,762 2,751
Series 2021-XL2, Class B, 5.42% (TSFR1M+111bps), 10/15/38(a)(b)(c) ........... 175 175
Series 2021-XL2, Class C, 5.62% (TSFR1M+131bps), 10/15/38(a)(b)(c) ........... 105 105
Series 2022-CSMO, Class A, 6.43% (TSFR1M+211bps), 6/15/27(a)(b)(c) .......... 900 905
Series 2022-CSMO, Class C, 8.20% (TSFR1M+389bps), 6/15/27(a)(b)(c) .......... 500 507
Series 2022-CSMO, Class D, 8.65% (TSFR1M+434bps), 6/15/27(a)(b)(c) .......... 100 101
BX Trust .............................................................
Series 2021-RISE, Class A, 5.17% (TSFR1M+86bps), 11/15/36(a)(b)(c) ........... 507 507

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2022-CLS, Class B, 6.30%, 10/13/27(a)(b) ............................ $ 250 $ 248
Series 2025-GW, Class A, 5.90% (TSFR1M+160bps), 7/15/42(a)(b)(c) ............ 533 534
Series 2025-ROIC, Class A, 5.46% (TSFR1M+114bps), 3/15/30(a)(b)(c) ........... 895 890
Series 2025-ROIC, Class B, 5.71% (TSFR1M+139bps), 3/15/30(a)(b)(c) ........... 169 168
Series 25-GW, Class B, 6.15% (TSFR1M+185bps), 7/15/42(a)(b)(c) .............. 666 667
Series 25-GW, Class C, 6.40% (TSFR1M+210bps), 7/15/42(a)(b)(c) .............. 400 400
Series 25-GW, Class D, 7.05% (TSFR1M+275bps), 7/15/42(a)(b)(c) .............. 1,339 1,341
BXP Trust ............................................................
Series 2021-601L, Class A, 2.62%, 1/15/44(a)(b) ............................ 2,037 1,737
Series 2021-601L, Class B, 2.87%, 1/15/44(a)(b)(d) .......................... 500 424
Series 2021-601L, Class C, 2.87%, 1/15/44(a)(b)(d) .......................... 250 206
Series 2021-601L, Class D, 2.87%, 1/15/44(a)(b)(d) .......................... 1,250 992
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable
11/10/31 @ 100(a)(b) ................................................ 250 215
COMM Mortgage Trust ..................................................
Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100(a)(b) .......... 185 158
Series 2024-277P, Class A, 6.34%, 8/10/44(a)(b) ............................ 267 280
Series 2024-277P, Class B, 7.23%, 8/10/44(a)(b)(d) .......................... 33 35
CSMC Trust, Series 2019-UVIL, Class A, 3.16%, 12/15/41(a)(b) ..................... 302 280
DBWF Mortgage Trust ...................................................
Series 2024-LCRS, Class A, 6.05% (TSFR1M+174bps), 4/15/37(a)(b)(c) ........... 232 232
Series 2024-LCRS, Class B, 6.55% (TSFR1M+224bps), 4/15/37(a)(b)(c) ........... 250 250
GFH Mortgage Trust, Series 2025-IND, Class B, 5.55%, 6/15/33(a)(b) ................. 1,266 1,272
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class C, 5.69%, 9/10/38(a)(b)(d) ... 118 119
Hilton USA Trust .......................................................
Series 2016-HHV, Class A, 3.72%, 11/5/38(a)(b) ............................ 1,612 1,585
Series 2016-HHV, Class B, 4.33%, 11/5/38(a)(b)(d) .......................... 350 346
Series 2016-HHV, Class C, 4.33%, 11/5/38(a)(b)(d) .......................... 1,136 1,118
Series 2016-HHV, Class D, 4.33%, 11/5/38(a)(b)(d) .......................... 169 165
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.64%, 2/5/45(a)(b)(d) ......... 177 182
Hudson Yards Mortgage Trust ..............................................
Series 2016-10HY, Class A, 2.84%, 8/10/38, Callable 8/10/26 @ 100(a)(b) .......... 435 424
Series 2019-30HY, Class A, 3.23%, 7/10/39(a)(b) ............................ 579 544
Series 2019-30HY, Class D, 3.56%, 7/10/39(a)(b)(d) .......................... 115 105
Series 2019-55HY, Class A, 3.04%, 12/10/41(a)(b)(d) ......................... 2,115 1,948
Series 2025-SPRL, Class A, 5.65%, 1/13/40(a)(b)(d) .......................... 766 789
Series 2025-SPRL, Class B, 5.95%, 1/13/40(a)(b)(d) .......................... 274 282
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.15% (TSFR1M+184bps),
9/15/41(a)(b)(c) .................................................... 1,413 1,413
ILPT Commercial Mortgage Trust ...........................................
Series 2022-LPF2, Class C, 7.80% (TSFR1M+349bps), 10/15/39(a)(b)(c) .......... 100 99
Series 2022-LPFX, Class C, 3.95%, 3/15/32(a)(b)(d) ......................... 750 665
IRV Trust, Series 2025-200P, Class A, 5.47%, 3/14/47, Callable 2/14/35 @ 100(a)(b)(d) .... 2,185 2,206
JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, 5.93% (TSFR1M+162bps),
6/15/39(a)(b)(c) .................................................... 199 199
LBA Trust, Series 2024-7IND, Class B, 6.05% (TSFR1M+174bps), 10/15/41(a)(b)(c) ...... 691 692
LEX Mortgage Trust, Series 2024-BBG, Class A, 5.04%, 10/13/33, Callable 10/13/28 @ 100(a)
(b)(d) ........................................................... 331 332
Life Mortgage Trust, Series 2022-BMR2, Class C, 6.40% (TSFR1M+209bps), 5/15/39,
Callable 5/15/26 @ 100(a)(b)(c) ........................................ 250 228
Manhattan West Mortgage Trust ............................................
Series 2020-1MW, Class A, 2.13%, 9/10/39(a)(b) ............................ 1,788 1,690
Series 2020-1MW, Class B, 2.41%, 9/10/39(a)(b)(d) .......................... 2,762 2,596
Series 2020-1MW, Class D, 2.41%, 9/10/39(a)(b)(d) .......................... 166 154
MHC Commercial Mortgage Trust ..........................................
Series 2021-MHC, Class A, 5.23% (TSFR1M+92bps), 4/15/38(a)(b)(c) ............ 31 31
Series 2021-MHC, Class B, 5.53% (TSFR1M+122bps), 4/15/38(a)(b)(c) ........... 1,760 1,760
Series 2021-MHC, Class D, 6.03% (TSFR1M+172bps), 4/15/38(a)(b)(c) ........... 400 400
MHP, Series 2022-MHIL, Class D, 5.92% (TSFR1M+161bps), 1/15/39(a)(b)(c) .......... 400 399
Morgan Stanley Capital I Trust .............................................
Series 2021-PLZA, Class B, 2.90%, 11/9/43(a)(b) ............................ 500 424
Series 2021-PLZA, Class C, 2.90%, 11/9/43(a)(b) ............................ 750 604

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 6.71% (TSFR1M+239bps),
3/15/39(a)(b)(c) .................................................... $ 250 $ 250
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.95% (TSFR1M+164bps), 3/15/39(a)(b)
(c) ............................................................. 816 816
NY Commercial Mortgage Trust, Series 25-299P, Class A, 5.85%, 2/10/47(a)(b)(d) ........ 1,500 1,556
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54(a)(b) ................ 4,230 3,845
ONE Mortgage Trust, Series 2021-PARK, Class D, 5.93% (TSFR1M+161bps), 3/15/36(a)(b)
(c) ............................................................. 225 212
SHR Trust ............................................................
Series 2024-LXRY, Class B, 6.76% (TSFR1M+245bps), 10/15/41(a)(b)(c) .......... 377 377
Series 2024-LXRY, Class C, 7.26% (TSFR1M+295bps), 10/15/41(a)(b)(c) .......... 303 303
Series 2024-LXRY, Class D, 7.91% (TSFR1M+360bps), 10/15/41(a)(b)(c) .......... 94 94
SLG Office Trust .......................................................
Series 2021-OVA, Class A, 2.59%, 7/15/41(a)(b) ............................ 625 548
Series 2021-OVA, Class C, 2.85%, 7/15/41(a)(b) ............................ 500 437
SREIT Trust ..........................................................
Series 2021-MFP2, Class B, 5.60% (TSFR1M+129bps), 11/15/36(a)(b)(c) .......... 500 500
Series 2021-MFP2, Class D, 6.00% (TSFR1M+168bps), 11/15/36(a)(b)(c) .......... 760 760
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.99%, 2/12/41, Callable 2/12/29 @
100(a)(b)(d) ....................................................... 1 —(e)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, 5.75% (TSFR1M+144bps),
2/15/42(a)(b)(c) .................................................... 492 488
TTAN, Series 2021-MHC, Class C, 5.78% (TSFR1M+146bps), 3/15/38(a)(b)(c) .......... 538 538
Wells Fargo Commercial Mortgage Trust ......................................
Series 2021-SAVE, Class B, 5.98% (TSFR1M+166bps), 2/15/40(a)(b)(c) ........... 200 200
Series 2021-SAVE, Class C, 6.33% (TSFR1M+201bps), 2/15/40(a)(b)(c) ........... 200 200
69,490
Total Collateralized Mortgage Obligations (Cost $94,303)
a
a
a
93,887
Senior Secured Loans (2.3%)
Communication Services (0.5%):
Flutter Financing B.V., Third Incremental Term B Loans, First Lien, 6.32%
(SOFR01M+200bps), 6/4/32, Callable 8/2/25 @ 101(c) ....................... 1,500 1,498
Frontier Communications Holdings LLC, Initial Term Loans, First Lien, 6.79%
(SOFR06M+250bps), 7/1/31(c) ......................................... 1,097 1,096
Lumen Technologies, Inc., Term Loan A, First Lien, 6/1/28(f) ....................... 2,003 2,052
4,646
Consumer Discretionary (0.5%):
Aramark Services, Inc., Term Loan B8, First Lien, 6.33% (SOFR01M+200bps), 6/24/30,
Callable 8/2/25 @ 101(c) ............................................. 297 298
Burlington Coat Factory Warehouse Corp., Term Loan B7, First Lien, 6.08%
(SOFR01M+175bps), 9/19/31, Callable 8/2/25 @ 100(c) ....................... 124 123
Carnival Corp., 2025 Repricing Advance, First Lien, 6.31% (SOFR01M+200bps), 10/18/28(c) 250 250
Carnival Corp., 2025 Repricing Advance, First Lien, 6.31% (SOFR01M+200bps), 8/9/27(c) . 96 96
Charter Communications Operating LLC, Term Loan B-5, First Lien, 6.55%
(SOFR03M+225bps), 12/15/31, Callable 8/2/25 @ 100(c) ...................... 571 572
Flutter Financing B.V., Refinancing Term B Loan, First Lien, 6.05% (SOFR03M+175bps),
11/30/30(c) ....................................................... 695 693
Four Seasons Hotels Ltd., Term Loan B, First Lien, 6.08% (SOFR01M+175bps), 11/30/29(c) 99 100
Great Outdoors Group LLC, Term Loan B, First Lien, 7.58% (SOFR01M+325bps), 3/5/32(c) 538 537
PetSmart, Inc., Initial Term Loans, First Lien, 2/14/28(f) ........................... 2,000 1,975
4,644
Consumer Staples (0.1%):
BJ's Wholesale Club, Inc., Tranch B Term, First Lien, 6.06% (SOFR01M+175bps), 2/5/29,
Callable 8/2/25 @ 100(c) ............................................. 165 166
Reynolds Consumer Products LLC, Initial Term Loan, First Lien, 6.08% (SOFR01M+175bps),
3/4/32, Callable 8/2/25 @ 101(c) ........................................ 249 250
Sycamore Buyer LLC, Term Loan B, First Lien, 6.57% (SOFR01M+225bps), 5/21/32, Callable
8/2/25 @ 101(c) .................................................... 500 500
916

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (0.1%):
Hilcorp Energy I LP, Initial Loan, First Lien, 6.31% (SOFR01M+200bps), 2/5/30, Callable
8/2/25 @ 101(c) .................................................... $ 474 $ 474
Murphy USA, Inc., Tranche B Term Loan, First Lien, 6.07% (SOFR01M+175bps), 4/7/32,
Callable 8/2/25 @ 101(c) ............................................. 200 201
675
Financials (0.8%):
Ardonagh Group Finco Pty Ltd, Syndicated Facility B (USD) Loan, First Lien, 7.05%
(SOFR03M+275bps), 3/7/31(c) ......................................... 67 66
Ardonagh Group Finco Pty Ltd, Syndicated Facility B (USD) Loan, First Lien, 7.04%
(SOFR06M+275bps), 2/18/31(c) ........................................ 1,182 1,172
AS Mileage Plan IP Ltd., Initial Term Loan, First Lien, 6.27% (SOFR03M+200bps), 10/15/31,
Callable 8/2/25 @ 100(c) ............................................. 123 123
Boost Newco Borrower LLC, Term Loan B-2, First Lien, 6.30% (SOFR03M+200bps), 1/31/31,
Callable 8/2/25 @ 101(c) ............................................. 100 100
Colossus Acquireco LLC, Term Loan B, First Lien, 6/12/32(f) ....................... 1,500 1,489
CPI HOLDCO B LLC, First Amendment Incremental Term Loan, First Lien, 6.58%
(SOFR01M+225bps), 5/19/31(c) ........................................ 1,000 999
Delta 2 (LUX) SARL, Inc., Delayed Draw Term Loan, First Lien, 9/10/31(f)(g) .......... 100 100
Delta 2 (LUX) SARL, Term Loan B, First Lien, 6.30% (SOFR03M+200bps), 9/19/31, Callable
8/2/25 @ 100(c) .................................................... 150 150
Directv Financing LLC, 2024 Refinancing Term B Loan, First Lien (SOFR03M+525bps),
8/2/29, Callable 8/2/25 @ 100(c)(f) ...................................... 1,000 990
Focus Financial Partners LLC, Tranhe B Incremental Term Loan, First Lien, 7.08%
(SOFR01M+275bps), 9/15/31, Callable 8/2/25 @ 101(c) ....................... 898 896
Jefferies Finance LLC, Initial Term Loan, First Lien, 7.32% (SOFR01M+300bps), 10/9/31(c) 547 548
OneDigital Borrower LLC, 2025 Refinancing Term Loans, First Lien, 7.33%
(SOFR01M+300bps), 7/2/31, Callable 8/2/25 @ 100(c) ....................... 124 123
Truist Insurance Holdings LLC, Term Loan B, First Lien, 7.05% (SOFR03M+275bps), 5/6/31,
Callable 8/2/25 @ 100(c) ............................................. 276 276
Voyager Parent LLC, Term Loan B, First Lien, 5/10/32(f) .......................... 1,775 1,755
8,787
Industrials (0.1%):
Arcosa, Inc., Refinancing Term B Loan, First Lien, 6.31% (SOFR01M+200bps), 6/17/32(c) .. 149 150
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.02%
(SOFR03M+375bps), 10/20/27(c) ....................................... 2 3
Herc Holdings, Inc., Initial Term Loans, First Lien, 6.32% (SOFR01M+200bps), 5/17/32(c) . 500 502
Janus International Group LLC, Term Loan B, First Lien, 6.78% (SOFR01M+250bps),
8/5/30(c) ......................................................... 44 44
699
Information Technology (0.1%):
Open Text Corp., Term Loan B, First Lien, 6.08% (SOFR01M+175bps), 1/31/30, Callable
8/2/25 @ 100(c) .................................................... 281 281
Sandisk Corporation, Term B Loan, First Lien, 7.32% (SOFR03M+300bps), 12/13/31(c) .... 523 519
UKG, Inc., Initial Term Loans, First Lien, 7.31% (SOFR01M+300bps), 1/31/31(c) ........ 33 34
834
Materials (0.1%):
Asplundh Tree Expert LLC, Term Loan B, First Lien, 6.08% (SOFR01M+175bps), 5/8/31,
Callable 8/2/25 @ 100(c) ............................................. 247 247
Cnt Holdings I Corp., 2025 Replacement Term B Loans, First Lien, 6.78%
(SOFR03M+250bps), 11/8/32(c) ........................................ 466 467
Dk Crown Holdings, Inc., Term B Loans, First Lien, 6.07% (SOFR01M+175bps), 3/4/32(c) . 700 697
Knife River Corp., Initial Tranche B Term Loans, First Lien, 6.31% (SOFR03M+200bps),
2/19/32, Callable 8/2/25 @ 101(c) ....................................... 200 200
Light & Wonder International, Inc., Term B-2 Loans, First Lien, 6.56% (SOFR01M+225bps),
4/16/29(c) ........................................................ 243 242
The Chemours Co., Term Loan B, First Lien, 7.33% (SOFR01M+300bps), 8/18/28, Callable
8/2/25 @ 100(c) .................................................... 205 204
2,057

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Real Estate (0.0%):(h)
OEG Borrower LLC, Amendment No.1 Term Loan, First Lien, 7.81% (SOFR03M+350bps),
6/30/31, Callable 8/2/25 @ 101(c) ....................................... $ 50 $ 49
Total Senior Secured Loans (Cost $23,272)
a
a
a
23,307
Corporate Bonds (18.7%)
Communication Services (1.1%):
AMC Networks, Inc., 10.50%, 7/15/32, Callable 7/15/28 @ 105.25(a) ................. 133 135
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100 ............................ 11 11
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%,
3/1/50, Callable 9/1/49 @ 100 .......................................... 60 48
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/28, Callable 9/15/25 @ 104.5(a) ............................... 91 95
7.88%, 4/1/30, Callable 10/1/26 @ 103.94(a) ............................... 288 297
Cox Communications, Inc., 5.70%, 6/15/33, Callable 3/15/33 @ 100(a) ................ 166 168
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.88%, 8/15/27, Callable 8/2/25 @ 102.94(a) ............................... 1,047 1,044
10.00%, 2/15/31, Callable 2/15/27 @ 105(a) ............................... 489 475
DISH Network Corp., 11.75%, 11/15/27, Callable 8/2/25 @ 105.88(a) ................. 1,385 1,426
Echostar Corp., 10.75%, 11/30/29, Callable 11/30/26 @ 105.38 ...................... 999 1,027
Frontier Communications Holdings LLC, 6.75%, 5/1/29, Callable 8/2/25 @ 101.69(a) ...... 1,684 1,706
Paramount Global, 4.38%, 3/15/43 .......................................... 627 462
T-Mobile US, Inc.
5.30%, 5/15/35, Callable 2/15/35 @ 100 .................................. 802 812
5.50%, 1/15/55, Callable 7/15/54 @ 100 .................................. 187 177
Warnermedia Holdings, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 ................................. 564 419
5.05%, 3/15/42, Callable 9/15/41 @ 100 .................................. 1,459 861
WMG Acquisition Corp., 3.88%, 7/15/30, Callable 8/2/25 @ 101.94(a) ................ 1,878 1,756
10,919
Consumer Discretionary (1.0%):
AutoNation, Inc., 5.89%, 3/15/35, Callable 12/15/34 @ 100 ........................ 567 575
Boyne USA, Inc., 4.75%, 5/15/29, Callable 8/2/25 @ 101.19(a) ...................... 798 774
Caesars Entertainment, Inc., 7.00%, 2/15/30, Callable 2/15/26 @ 103.5(a) .............. 437 453
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 331 334
D.R. Horton, Inc., 5.50%, 10/15/35, Callable 7/15/35 @ 100 ........................ 345 351
Daimler Truck Finance North America LLC, 5.38%, 6/25/34, Callable 3/25/34 @ 100(a) .... 532 532
ERAC USA Finance LLC, 4.90%, 5/1/33, Callable 2/1/33 @ 100(a) ................... 808 808
Everi Holdings, Inc., 5.00%, 7/15/29, Callable 7/15/25 @ 101.25(a) ................... 352 356
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100 ......................... 853 744
Hyatt Hotels Corp.
5.75%, 3/30/32, Callable 1/30/32 @ 100 .................................. 333 342
5.50%, 6/30/34, Callable 3/30/34 @ 100 .................................. 99 99
Las Vegas Sands Corp., 6.20%, 8/15/34, Callable 5/15/34 @ 100 ..................... 609 622
LKQ Corp., 6.25%, 6/15/33, Callable 3/15/33 @ 100(i) ............................ 287 303
Marriott International, Inc., 5.50%, 4/15/37, Callable 1/15/37 @ 100 .................. 496 496
Meritage Homes Corp., 5.65%, 3/15/35, Callable 12/15/34 @ 100 .................... 592 594
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 1,103 1,096
PulteGroup, Inc., 6.00%, 2/15/35 ............................................ 671 702
Toll Brothers Finance Corp.
3.80%, 11/1/29, Callable 8/1/29 @ 100 ................................... 224 217
5.60%, 6/15/35, Callable 3/15/35 @ 100 .................................. 399 402
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100 ......................... 784 680
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30, Callable 9/16/30 @ 100(a) .. 5 5
10,485
Consumer Staples (1.6%):
7-Eleven, Inc.
1.80%, 2/10/31, Callable 11/10/30 @ 100(a) ................................ 1,559 1,321
2.80%, 2/10/51, Callable 8/2/50 @ 100(a) ................................. 863 511
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.50%, 2/15/28, Callable 8/2/25 @ 103.25(a) ............................... 855 875
4.88%, 2/15/30, Callable 8/2/25 @ 103.66(a) ............................... 100 98

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. $ 1,188 $ 1,175
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 1,449 1,493
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 605 534
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 675 587
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50%, 1/15/36, Callable 10/15/35 @ 100(a) ............................... 1,301 1,299
6.25%, 3/1/56, Callable 9/1/55 @ 100(a) .................................. 1,168 1,172
Kellanova, 4.50%, 4/1/46 ................................................. 311 266
Kraft Heinz Foods Co., 5.40%, 3/15/35, Callable 12/15/34 @ 100(i) ................... 844 855
Mars, Inc., 5.20%, 3/1/35, Callable 12/1/34 @ 100(a) ............................. 1,301 1,316
Sodexo, Inc.
2.72%, 4/16/31, Callable 1/16/31 @ 100(a) ................................ 100 89
5.80%, 8/15/35, Callable 5/15/35 @ 100(a) ................................ 1,434 1,479
Sysco Corp., 5.40%, 3/23/35, Callable 12/23/34 @ 100 ............................ 1,399 1,423
The Hershey Co., 5.10%, 2/24/35, Callable 11/24/34 @ 100 ........................ 1,249 1,269
The J.M. Smucker Co., 6.50%, 11/15/53, Callable 5/15/53 @ 100 .................... 237 253
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 572 543
16,558
Energy (1.2%):
Cheniere Energy Partners LP, 5.55%, 10/30/35, Callable 4/30/35 @ 100(a) .............. 802 808
CITGO Petroleum Corp., 8.38%, 1/15/29, Callable 10/15/25 @ 104.19(a) ............... 1,042 1,084
Civitas Resources, Inc., 9.63%, 6/15/33, Callable 6/15/28 @ 104.81(a) ................. 381 390
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 518 513
Diamondback Energy, Inc.
5.40%, 4/18/34, Callable 1/18/34 @ 100 .................................. 209 210
5.75%, 4/18/54, Callable 10/18/53 @ 100 ................................. 145 135
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 296 302
Enterprise Products Operating LLC, 5.20%, 1/15/36, Callable 10/15/35 @ 100 ........... 1,299 1,309
Evergy Missouri West Storm Funding I LLC, 5.10%, 12/1/38 ....................... 203 203
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35, Callable 4/15/35 @ 100(a) .......... 423 433
Harvest Midstream I LP, 7.50%, 5/15/32, Callable 5/15/27 @ 103.75(a) ................ 40 42
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 772 702
Occidental Petroleum Corp., 6.45%, 9/15/36 ................................... 188 192
ONEOK, Inc., 5.15%, 10/15/43, Callable 4/15/43 @ 100 ........................... 392 348
Permian Resources Operating LLC, 6.25%, 2/1/33, Callable 8/1/27 @ 103.13(a) .......... 277 280
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34, Callable 6/15/34 @ 100 329 335
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 81 80
Viper Energy, Inc.
5.38%, 11/1/27, Callable 7/18/25 @ 100.9(a) ............................... 2,204 2,205
7.38%, 11/1/31, Callable 11/1/26 @ 103.69(a) .............................. 2,486 2,638
12,209
Financials (5.7%):
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 7/1/32, Callable 7/1/28 @ 103.38(a) ......... 266 270
American Express Co., 5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(c) ....... 590 598
American National Global Funding, 5.55%, 1/28/30(a) ............................ 374 382
Amrize Finance US LLC, 5.40%, 4/7/35, Callable 1/7/35 @ 100(a) ................... 1,264 1,282
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... 392 396
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33, Callable 11/28/32 @ 100 ......... 1,298 1,337
Arthur J. Gallagher & Co.
5.45%, 7/15/34, Callable 4/15/34 @ 100 .................................. 355 364
5.55%, 2/15/55, Callable 8/15/54 @ 100 .................................. 1,326 1,272
Bank of America Corp., 2.48% (H15T5Y+120bps), 9/21/36, Callable 9/21/31 @ 100(c) .... 693 587
Blue Owl Finance LLC, 6.25%, 4/18/34, Callable 1/18/34 @ 100 ..................... 185 190
Boost Newco Borrower LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(a) ............ 3,343 3,551
Brown & Brown, Inc.
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 549 564
5.55%, 6/23/35, Callable 3/23/35 @ 100 .................................. 836 853
6.25%, 6/23/55, Callable 12/12/54 @ 100 ................................. 266 274
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 266 273
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(c)(j) ....................... 2,408 2,407
2.64%, 9/30/32, Callable 7/2/32 @ 100 ................................... 448 377

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/30, Callable
9/15/30 @ 100(a) ................................................... $ 430 $ 438
Comerica, Inc., 5.63% (H15T5Y+529bps)(c)(j) ................................. 723 723
Diageo Investment Corp., 5.63%, 4/15/35, Callable 1/15/35 @ 100 ................... 1,031 1,078
Enstar Finance LLC, 5.75% (H15T5Y+547bps), 9/1/40, Callable 9/1/25 @ 100(c) ........ 410 408
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(j) ........... 927 924
Fiserv, Inc., 5.15%, 8/12/34, Callable 5/12/34 @ 100 ............................. 878 880
Focus Financial Partners LLC, 6.75%, 9/15/31, Callable 9/15/27 @ 103.38(a) ............ 17 17
Ford Motor Credit Co. LLC
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 514 503
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 532 518
Global Atlantic Fin Co., 7.95%, 6/15/33, Callable 3/15/33 @ 100(a) ................... 273 309
Global Payments, Inc.
4.15%, 8/15/49, Callable 2/15/49 @ 100 .................................. 421 312
5.95%, 8/15/52, Callable 2/15/52 @ 100(i) ................................. 277 266
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27, Callable 3/15/27 @ 100(a) .... 506 526
Huntington Bancshares, Inc., 2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) . 500 420
Janus Henderson US Holdings, Inc., 5.45%, 9/10/34, Callable 6/10/34 @ 100 ............ 194 193
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 6.63%, 10/15/31, Callable 10/15/27 @ 103.31(a) 326 325
JPMorgan Chase & Co.
2.96% (SOFR+126bps), 1/25/33, Callable 1/25/32 @ 100(c) .................... 832 748
5.77% (SOFR+149bps), 4/22/35, Callable 4/22/34 @ 100(c) .................... 361 379
KeyCorp
4.79% (SOFRINDX+206bps), 6/1/33, Callable 6/1/32 @ 100, MTN(c) ............ 325 317
6.40% (SOFRINDX+242bps), 3/6/35, Callable 3/6/34 @ 100(c) ................. 298 318
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31,
Callable 7/15/27 @ 103.5(a) ........................................... 1,963 2,052
LPL Holdings, Inc., 5.65%, 3/15/35, Callable 12/15/34 @ 100 ....................... 315 317
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 556 536
MetLife, Inc.
3.85% (H15T5Y+358bps), Callable 9/15/25 @ 100(c)(j) ....................... 893 890
9.25%, 4/8/38, Callable 4/8/33 @ 100(a) .................................. 55 65
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a) ............................ 650 563
Mobius Merger Sub, Inc., 9.00%, 6/1/30, Callable 6/1/26 @ 104.5(a) .................. 990 886
Morgan Stanley
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(c) .................... 625 633
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 649 551
New York Life Global Funding
1.85%, 8/1/31(a) ................................................... 1,325 1,141
5.35%, 1/23/35(a) .................................................. 1,213 1,243
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 1,228 1,326
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(a) 507 540
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 124 125
Ryan Specialty LLC, 5.88%, 8/1/32, Callable 8/1/27 @ 102.94(a) .................... 2,080 2,095
Santander Holdings USA, Inc.
5.35% (SOFR+194bps), 9/6/30, Callable 9/6/29 @ 100(c) ...................... 424 432
6.34% (SOFR+214bps), 5/31/35, Callable 5/31/34 @ 100(c) .................... 455 476
State Street Corp.
4.16% (SOFR+173bps), 8/4/33, Callable 8/4/32 @ 100(c) ...................... 750 721
6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(c) .................. 804 857
Stonepeak Nile Parent LLC, 7.25%, 3/15/32, Callable 3/15/28 @ 103.63(a) ............. 652 691
Swepco Storm Recovery Funding LLC, 4.88%, 9/1/39 ............................ 494 491
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(c) . 500 486
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)(j) ....................... 1,665 1,662
5.19% (SOFR+142bps), 3/14/35, Callable 3/14/34 @ 100(c) .................... 2,306 2,335
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(c) .................... 960 977
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .... 352 373
The Goldman Sachs Group, Inc., 5.85% (SOFR+155bps), 4/25/35, Callable 4/25/34 @ 100(c) 731 767
The Huntington National Bank, 9.61% (TSFR3M+535bps), 5/6/30, Callable 8/6/25 @ 100(c) 750 751
The NorthWestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 979 1,022

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
The PNC Financial Services Group, Inc.
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(c) .................... $ 1,175 $ 1,220
5.57% (SOFR+139bps), 1/29/36, Callable 1/29/35 @ 100(c) .................... 523 539
Toyota Motor Credit Corp., 5.35%, 1/9/35 ..................................... 1,395 1,431
Truist Financial Corp.
4.95% (H15T5Y+461bps), Callable 9/1/25 @ 100(c)(j) ........................ 1,107 1,105
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(j) ....................... 8 8
U.S. Bancorp, 4.97% (SOFR+211bps), 7/22/33, Callable 7/22/32 @ 100(c) ............. 543 536
Voyager Parent LLC, 9.25%, 7/1/32, Callable 7/1/28 @ 104.63(a) .................... 1,772 1,847
Wells Fargo & Co., 3.90% (H15T5Y+345bps), Callable 3/15/26 @ 100(c)(j) ............ 179 177
Willis North America, Inc.
5.35%, 5/15/33, Callable 2/15/33 @ 100 .................................. 1,005 1,029
5.90%, 3/5/54, Callable 9/5/53 @ 100 .................................... 394 391
57,866
Health Care (1.2%):
Acadia Healthcare Co., Inc., 7.38%, 3/15/33, Callable 3/15/28 @ 103.69(a)(i) ............ 311 321
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 399 393
Alcon Finance Corp., 5.75%, 12/6/52, Callable 6/6/52 @ 100(a) ..................... 721 715
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100 ............................. 100 64
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30,
Callable 7/16/26 @ 103.31(a) .......................................... 1,254 1,283
CVS Health Corp., 6.75% (H15T5Y+252bps), 12/10/54, Callable 9/10/34 @ 100(c) ....... 65 65
DENTSPLY SIRONA, Inc.
3.25%, 6/1/30, Callable 3/1/30 @ 100 .................................... 1,689 1,542
8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(c) .................. 1,126 1,132
HCA, Inc.
5.60%, 4/1/34, Callable 1/1/34 @ 100 .................................... 2 2
5.75%, 3/1/35, Callable 12/1/34 @ 100 ................................... 751 772
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 80 78
Orlando Health Obligated Group, 5.48%, 10/1/35, Callable 4/1/34 @ 100 ............... 1,685 1,726
Solventum Corp., 5.60%, 3/23/34, Callable 12/23/33 @ 100 ........................ 414 426
Takeda US Financing, Inc., 5.20%, 7/7/35, Callable 4/7/35 @ 100 .................... 944 944
UnitedHealth Group, Inc., 5.63%, 7/15/54, Callable 1/15/54 @ 100 ................... 1,133 1,098
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100 ................................. 34 29
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 515 492
Zimmer Biomet Holdings, Inc., 5.20%, 9/15/34, Callable 6/15/34 @ 100 ............... 919 922
12,004
Industrials (2.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 152 133
Air Lease Corp., 4.65% (H15T5Y+408bps), Callable 6/15/26 @ 100(c)(j) .............. 34 34
American Airlines Pass Through Trust, 3.70%, 10/15/25 ........................... 177 174
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a) ................ 1,205 1,208
Aon North America, Inc., 5.75%, 3/1/54, Callable 9/1/53 @ 100 ..................... 267 263
BlueLinx Holdings, Inc., 6.00%, 11/15/29, Callable 8/2/25 @ 103(a) .................. 617 594
CRH America Finance, Inc.
5.50%, 1/9/35, Callable 10/9/34 @ 100 ................................... 995 1,020
5.88%, 1/9/55, Callable 7/9/54 @ 100 .................................... 982 1,001
Delta Air Lines Pass Through Trust, 2.50%, 6/10/28 .............................. 88 83
Delta Air Lines, Inc.
3.75%, 10/28/29, Callable 7/28/29 @ 100 ................................. 201 192
5.25%, 7/10/30, Callable 6/10/30 @ 100 .................................. 1,298 1,308
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 459 460
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.75%, 7/15/31, Callable 7/15/27 @ 103.38(a) 38 39
Esab Corp., 6.25%, 4/15/29, Callable 4/15/26 @ 103.13(a) ......................... 534 547
Extra Space Storage LP, 5.35%, 1/15/35, Callable 10/15/34 @ 100 .................... 965 972
Genesee & Wyoming, Inc., 6.25%, 4/15/32, Callable 4/15/27 @ 103.13(a) .............. 294 300
GXO Logistics, Inc., 6.50%, 5/6/34, Callable 2/6/34 @ 100 ......................... 996 1,040
HEICO Corp., 5.35%, 8/1/33, Callable 5/1/33 @ 100 ............................. 895 916
JetBlue Pass Through Trust, 2.75%, 5/15/32 .................................... 156 135
JH North America Holdings, Inc., 6.13%, 7/31/32, Callable 7/31/28 @ 103.06(a) ......... 2,028 2,062

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100 ......................... $ 975 $ 978
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 132 137
Northwestern Mutual Global Funding, 4.96%, 1/13/30(a) .......................... 157 161
OneSky Flight LLC, 8.88%, 12/15/29, Callable 12/15/26 @ 104.44(a) ................. 758 789
Paychex, Inc., 5.60%, 4/15/35, Callable 1/15/35 @ 100 ............................ 1,005 1,039
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 696 735
Resideo Funding, Inc., 6.50%, 7/15/32, Callable 7/15/27 @ 103.25(a) ................. 337 345
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29, Callable 8/2/25 @ 102.19(a) ....... 224 217
RXO, Inc., 7.50%, 11/15/27, Callable 8/2/25 @ 103.75(a) .......................... 1,225 1,257
Spirit AeroSystems, Inc.
9.38%, 11/30/29, Callable 11/30/25 @ 104.69(a) ............................ 393 418
9.75%, 11/15/30, Callable 11/15/26 @ 104.88(a) ............................ 2,308 2,549
The Boeing Co.
6.88%, 3/15/39 .................................................... 1,664 1,815
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 804 771
6.86%, 5/1/54, Callable 11/1/53 @ 100 ................................... 957 1,048
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 1,306 1,225
Uber Technologies, Inc., 6.25%, 1/15/28, Callable 7/13/25 @ 101.56(a) ................ 65 65
United Airlines Pass Through Trust
4.00%, 4/11/26 ..................................................... 454 450
5.88%, 2/15/37 .................................................... 132 131
United Airlines, Inc., 4.63%, 4/15/29, Callable 10/15/28 @ 100(a) .................... 608 590
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 1,094 1,108
XPO, Inc., 6.25%, 6/1/28, Callable 7/13/25 @ 103.13(a) ........................... 840 852
29,161
Information Technology (0.9%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 852 874
Block, Inc., 6.50%, 5/15/32, Callable 5/15/27 @ 103.25 ........................... 2,674 2,759
Cadence Design Systems, Inc., 4.70%, 9/10/34, Callable 6/10/34 @ 100 ................ 981 969
Foundry JV Holdco LLC, 6.40%, 1/25/38, Callable 10/25/37 @ 100(a) ................ 128 135
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 974 961
Micron Technology, Inc., 6.05%, 11/1/35, Callable 8/2/35 @ 100 ..................... 355 371
Oracle Corp.
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 567 499
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 54 38
Roper Technologies, Inc., 4.90%, 10/15/34, Callable 7/15/34 @ 100 ................... 609 601
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 917 925
Trimble, Inc., 6.10%, 3/15/33, Callable 12/15/32 @ 100 ........................... 455 483
VMware LLC, 2.20%, 8/15/31, Callable 5/15/31 @ 100 ........................... 550 477
9,092
Materials (1.1%):
Amcor Flexibles North America, Inc.
2.69%, 5/25/31, Callable 2/25/31 @ 100 .................................. 693 620
5.50%, 3/17/35, Callable 12/17/34 @ 100(a) ............................... 1,187 1,205
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 157 145
Huntsman International LLC
4.50%, 5/1/29, Callable 2/1/29 @ 100 .................................... 798 757
2.95%, 6/15/31, Callable 3/15/31 @ 100 .................................. 799 672
LYB International Finance III LLC, 3.38%, 10/1/40, Callable 4/1/40 @ 100 ............. 140 103
Martin Marietta Materials, Inc.
5.15%, 12/1/34, Callable 9/1/34 @ 100 ................................... 995 999
5.50%, 12/1/54, Callable 6/1/54 @ 100 ................................... 783 755
Olin Corp.
5.00%, 2/1/30, Callable 8/2/25 @ 101.25 .................................. 375 361
6.63%, 4/1/33, Callable 4/1/28 @ 103.31(a) ................................ 1,000 985
Panther Escrow Issuer LLC, 7.13%, 6/1/31, Callable 6/1/27 @ 103.56(a) ............... 591 614
Reliance, Inc., 6.85%, 11/15/36 ............................................. 215 236
Sonoco Products Co., 5.00%, 9/1/34, Callable 6/1/34 @ 100 ........................ 1,230 1,197
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 945 979
The Dow Chemical Co., 6.90%, 5/15/53, Callable 11/15/52 @ 100 .................... 177 191

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... $ 975 $ 992
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 650 645
11,456
Real Estate (1.0%):
Alexandria Real Estate Equities, Inc., 5.50%, 10/1/35, Callable 7/1/35 @ 100 ............ 985 995
American Assets Trust LP, 6.15%, 10/1/34, Callable 7/1/34 @ 100 .................... 289 289
American Tower Trust #1, 5.49%, 3/15/28, Callable 3/15/27 @ 100(a) ................. 260 264
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp., 9.75%, 4/15/30, Callable
4/15/27 @ 104.88(a) ................................................ 225 229
Boston Properties LP, 2.45%, 10/1/33, Callable 7/1/33 @ 100 ....................... 397 317
CBRE Services, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ....................... 727 732
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a) ...................... 113 102
EPR Properties, 3.60%, 11/15/31, Callable 8/15/31 @ 100 .......................... 289 262
GLP Capital LP/GLP Financing II, Inc., 5.63%, 9/15/34, Callable 6/15/34 @ 100 ......... 274 273
Healthpeak Op LLC, 5.38%, 2/15/35, Callable 11/15/34 @ 100 ...................... 367 371
Kilroy Realty LP, 6.25%, 1/15/36, Callable 10/15/35 @ 100 ........................ 835 832
Public Storage Operating Co., 5.00%, 7/1/35, Callable 4/1/35 @ 100 .................. 944 940
Regency Centers LP, 5.10%, 1/15/35, Callable 10/15/34 @ 100 ...................... 1,189 1,191
SBA Tower Trust
6.60%, 1/15/28, Callable 1/15/27 @ 100(a) ................................ 211 217
4.83%, 10/15/29, Callable 10/15/27 @ 100(a) ............................... 688 689
2.59%, 10/15/31, Callable 0 @ –(a) ...................................... 500 436
The Howard Hughes Corp., 4.38%, 2/1/31, Callable 2/1/26 @ 102.19(a) ................ 1,207 1,115
The NHP Foundation, 6.00%, 12/1/33, Callable 6/1/33 @ 100 ....................... 179 192
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 1,059 1,068
10,514
Utilities (1.1%):
Black Hills Corp., 6.00%, 1/15/35, Callable 10/15/34 @ 100 ........................ 311 323
Calpine Corp.
5.13%, 3/15/28, Callable 8/2/25 @ 100.85(a) ............................... 870 869
5.00%, 2/1/31, Callable 2/1/26 @ 102.5(a) ................................. 2,655 2,625
CenterPoint Energy Houston Electric LLC, 5.05%, 3/1/35, Callable 12/1/34 @ 100 ........ 516 516
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(c) ......... 27 26
DTE Energy Co., 5.85%, 6/1/34, Callable 3/1/34 @ 100 ........................... 378 395
Duke Energy Corp., 5.45%, 6/15/34, Callable 3/15/34 @ 100 ....................... 618 635
Duke Energy Progress SC Storm Funding LLC, 5.40%, 3/1/44 ....................... 171 174
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a) .............. 900 778
Entergy Louisiana LLC, 5.15%, 9/15/34, Callable 6/15/34 @ 100 .................... 614 618
Essex Portfolio LP, 5.50%, 4/1/34, Callable 1/1/34 @ 100 .......................... 1,092 1,118
Interstate Power And Light Co., 5.60%, 6/29/35, Callable 3/29/35 @ 100 ............... 577 593
Oncor Electric Delivery Co. LLC, 5.35%, 4/1/35, Callable 1/1/35 @ 100(a) ............. 1,476 1,505
Public Service Co. of Oklahoma, 5.45%, 1/15/36, Callable 10/15/35 @ 100 ............. 1,301 1,311
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(c) ........ 182 181
11,667
Total Corporate Bonds (Cost $190,036)
a
a
a
191,931
Yankee Dollars (4.4%)
Communication Services (0.1%):
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100 ............... 625 581
Virgin Media Finance PLC, 5.00%, 7/15/30, Callable 8/2/25 @ 102.5(a) ................ 203 185
Zegona Finance PLC, 8.63%, 7/15/29, Callable 7/15/26 @ 104.31(a) .................. 568 607
1,373
Consumer Discretionary (1.5%):
Carnival Corp.
7.00%, 8/15/29, Callable 8/15/26 @ 103.5(a) ............................... 1,649 1,738
6.13%, 2/15/33, Callable 2/15/28 @ 103.06(a)(i) ............................ 77 79
Flutter Treasury DAC
6.38%, 4/29/29, Callable 4/15/26 @ 103.19(a) .............................. 2,076 2,131
5.88%, 6/4/31, Callable 4/15/27 @ 102.94(a) ............................... 861 868
IHO Verwaltungs GmbH, 8.00%, 11/15/32, Callable 11/15/27 @ 104(a)(k) .............. 835 852

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
International Game Technology PLC
6.25%, 1/15/27, Callable 7/15/26 @ 100(a) ................................ $ 654 $ 661
5.25%, 1/15/29, Callable 8/2/25 @ 101.31(a) ............................... 2,366 2,345
NCL Corp. Ltd.
5.88%, 3/15/26, Callable 12/15/25 @ 100(a) ............................... 68 68
6.75%, 2/1/32, Callable 2/1/28 @ 103.38(a) ................................ 2,147 2,193
Royal Caribbean Cruises Ltd.
5.63%, 9/30/31, Callable 9/30/27 @ 102.81(a) .............................. 377 379
6.25%, 3/15/32, Callable 3/15/27 @ 103.13(a) .............................. 2,900 2,981
6.00%, 2/1/33, Callable 8/1/27 @ 103(a) .................................. 197 201
Viking Cruises Ltd., 5.88%, 9/15/27, Callable 8/2/25 @ 100.98(a) .................... 378 378
14,874
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., 5.27%, 2/12/34, Callable 11/12/33 @ 100(a) ............ 1,050 1,052
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 154 154
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 737 761
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)(i) .................... 1,794 1,483
3,450
Energy (0.2%):
Aker BP ASA, 5.13%, 10/1/34, Callable 7/1/34 @ 100(a) .......................... 486 467
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 175 180
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 215 214
Var Energi ASA, 6.50%, 5/22/35, Callable 2/22/35 @ 100(a) ........................ 664 688
1,549
Financials (1.6%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(c) ............. 300 314
AS Mileage Plan IP Ltd., 5.31%, 10/20/31, Callable 8/20/31 @ 100(a) ................. 1,383 1,371
Ascot Group Ltd., 6.35%, 6/15/35, Callable 3/15/30 @ 100(a) ....................... 403 416
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30, Callable 6/1/30 @ 100 ................. 402 409
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%,
12/10/29, Callable 11/10/29 @ 100(a) .................................... 167 171
Banco Santander SA, 6.92%, 8/8/33 ......................................... 400 433
Bank of Montreal, 3.09% (H15T5Y+140bps), 1/10/37, Callable 1/10/32 @ 100(c) ........ 747 648
Barclays PLC, 3.56% (H15T5Y+290bps), 9/23/35, Callable 9/23/30 @ 100(c) ........... 750 689
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63%
(H15T5Y+338bps), 2/11/35, Callable 2/11/30 @ 100(a)(c) ..................... 294 301
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.45% (H15T5Y+466bps), 6/29/38, Callable 6/29/33 @ 100(a)(c) ................ 116 123
8.13% (H15T5Y+421bps), 1/8/39, Callable 1/8/34 @ 100(a)(c) .................. 952 988
BNP Paribas SA, 5.74% (SOFR+188bps), 2/20/35, Callable 2/20/34 @ 100(a)(c)(i) ........ 520 538
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 9/22/25 @ 100(c)(j) ........ 52 52
BPCE SA, 6.29% (SOFR+204bps), 1/14/36, Callable 1/14/35 @ 100(a)(c) .............. 455 478
Brookfield Finance, Inc., 5.68%, 1/15/35, Callable 10/15/34 @ 100 ................... 392 402
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(c) ....... 300 312
Deutsche Bank AG, 5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(c) ......... 235 234
Fidelis Insurance Holdings Ltd., 7.75%, 6/15/55, Callable 12/15/34 @ 100 .............. 664 685
HSBC Holdings PLC, 8.11% (SOFR+425bps), 11/3/33, Callable 11/3/32 @ 100(c) ........ 50 58
Imperial Brands Finance PLC, 5.63%, 7/1/35, Callable 4/1/35 @ 100(a) ................ 1,601 1,606
ING Groep NV, 6.11% (SOFR+209bps), 9/11/34, Callable 9/11/33 @ 100(c) ............ 882 937
Lloyds Banking Group PLC, 7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) 275 314
Macquarie Airfinance Holdings Ltd., 6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ......... 5 5
Mitsubishi UFJ Financial Group, Inc., 5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @
100(c) ........................................................... 1,211 1,246
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(c) 227 233
Royal Bank of Canada, 5.15%, 2/1/34 ........................................ 578 592
Societe Generale SA, 4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100(a)(c) .... 250 185
Sumitomo Mitsui Trust Bank Ltd., 5.05%, 3/13/35(a) ............................. 1,220 1,213
The Toronto-Dominion Bank, 5.15% (H15T5Y+150bps), 9/10/34, Callable 9/10/29 @ 100(c) 997 1,000
UBS Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c) .......... 500 454
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(c) .. 400 351
16,758

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Industrials (0.3%):
Aircastle Ltd., 5.25% (H15T5Y+441bps)(a)(c)(j) ................................ $ 146 $ 145
Avianca Midco 2 PLC, 9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) ................. 977 901
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 201 192
Latam Airlines Group SA
7.88%, 4/15/30, Callable 10/15/26 @ 103.94(a)(i) ............................ 302 306
7.63%, 1/7/31, Callable 7/7/27 @ 103.81(a) ................................ 315 316
LG Energy Solution Ltd., 5.50%, 7/2/34(a)(i) ................................... 437 429
nVent Finance SARL, 5.65%, 5/15/33, Callable 2/15/33 @ 100 ...................... 735 748
3,037
Information Technology (0.2%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 1,412 1,463
SK Hynix, Inc., 6.50%, 1/17/33(a)(i) ......................................... 858 925
2,388
Materials (0.1%):
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 588 599
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 1,685 1,480
Utilities (0.0%):(h)
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a) ............... 25 22
Total Yankee Dollars (Cost $45,009)
a
a
a
45,530
Municipal Bonds (3.6%)
California (0.0%):(h)
California Infrastructure & Economic Development Bank Revenue, Series B, 6.03%, 7/1/38 . 110 112
Colorado (0.2%):
Colorado Housing and Finance Authority Revenue
Series C1, 5.66%, 11/1/39, Continuously Callable @100 ....................... 645 646
Series D-1, 5.84%, 5/1/44, Continuously Callable @100 ....................... 370 370
Series E-1, 5.28%, 11/1/39, Continuously Callable @102 ...................... 125 120
Series G-1, 5.86%, 11/1/43, Continuously Callable @100 ...................... 505 512
1,648
Connecticut (0.0%):(h)
Connecticut Housing Finance Authority Revenue, Series C-2, 5.81%, 11/15/39, Continuously
Callable @100 ..................................................... 320 324
Florida (0.5%):
County of Miami-Dade Aviation Revenue, Series C, 5.55%, 10/1/43, Continuously Callable
@100 ........................................................... 750 741
Florida Housing Finance Corp. Revenue
Series 4, 5.67%, 7/1/39, Continuously Callable @100 ......................... 295 299
Series 4, 5.88%, 7/1/44, Continuously Callable @100 ......................... 195 200
Series 6, 5.07%, 7/1/39, Continuously Callable @100 ......................... 45 43
State Board of Administration Finance Corp. Revenue, Series A, 5.53%, 7/1/34, Continuously
Callable @100(i) ................................................... 3,430 3,525
4,808
Hawaii (0.1%):
State of Hawaii, GO
Series GN, 4.64%, 10/1/34 ............................................ 340 341
Series GN, 5.11%, 10/1/43, Continuously Callable @100 ...................... 310 306
647
Idaho (0.1%):
Idaho Housing & Finance Association Revenue
Series A, 5.67%, 1/1/45, Continuously Callable @100 ......................... 500 485
Series C, 5.43%, 7/1/39, Continuously Callable @100 ......................... 505 495
980
Illinois (0.1%):
City of Chicago, GO
6.25%, 1/1/35 ..................................................... 250 254
Series D, 5.90%, 1/1/32 .............................................. 305 310

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
City of Kankakee, GO (INS - Build America Mutual Assurance Co.), 5.28%, 12/1/36,
Continuously Callable @100 ........................................... $ 65 $ 65
Illinois Housing Development Authority Revenue
Series B, 5.63%, 10/1/41, Continuously Callable @100 ........................ 345 350
Series F, 5.44%, 10/1/39, Continuously Callable @100 ........................ 250 250
Sales Tax Securitization Corp. Revenue, Series B, 5.23%, 1/1/39, Continuously Callable @100 175 175
1,404
Indiana (0.0%):(h)
Indiana Housing & Community Development Authority Revenue, Series A-2, 5.83%, 7/1/45,
Continuously Callable @100 ........................................... 355 354
Iowa (0.1%):
Iowa Finance Authority Revenue
Series D, 5.64%, 7/1/37, Continuously Callable @100 ........................ 500 503
Series H, 5.38%, 7/1/39, Continuously Callable @100 ........................ 1,000 971
1,474
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
Series A, 4.48%, 8/1/39 .............................................. 906 860
Series A1-A3, 5.08%, 6/1/31 ........................................... 65 66
926
Maryland (0.1%):
Maryland Department of Housing & Community Development Revenue, Series D, 5.96%,
9/1/40, Continuously Callable @100 ..................................... 1,000 1,019
Maryland Economic Development Corp. Revenue, 5.07%, 11/30/34 ................... 65 65
1,084
Massachusetts (0.1%):
Massachusetts Educational Financing Authority Revenue, Series A, 6.17%, 7/1/50,
Continuously Callable @100 ........................................... 865 873
Massachusetts Housing Finance Agency Revenue, Series 238, 4.94%, 12/1/39, Continuously
Callable @100 ..................................................... 150 141
1,014
Michigan (0.0%):(h)
Michigan State Housing Development Authority Revenue, Series E, 5.10%, 12/1/39,
Continuously Callable @100 ........................................... 380 365
Minnesota (0.2%):
Minnesota Housing Finance Agency Revenue
Series D, 5.58%, 8/1/39, Continuously Callable @100 ........................ 90 91
Series J, 5.62%, 7/1/39, Continuously Callable @100 ......................... 185 194
Series M, 5.73%, 7/1/39, Continuously Callable @100 ........................ 355 364
Series M, 5.92%, 7/1/44, Continuously Callable @100 ........................ 330 335
Series P, 5.39%, 7/1/39, Continuously Callable @100 ......................... 470 455
Series V, 5.88%, 7/1/44, Continuously Callable @100 ......................... 425 421
1,860
Montana (0.0%):(h)
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31 ....................... 250 220
Nebraska (0.0%):(h)
Nebraska Investment Finance Authority Revenue, Series H, 5.77%, 3/1/43, Continuously
Callable @100 ..................................................... 190 188
Nevada (0.1%):
Nevada Housing Division Revenue
Series B, 5.68%, 10/1/45, Continuously Callable @100 ........................ 700 687
Series D, 5.79%, 10/1/35, Continuously Callable @100 ........................ 255 266
Series F, 5.13%, 10/1/39, Continuously Callable @100 ........................ 170 164
1,117
New Hampshire (0.0%):(h)
New Hampshire Business Finance Authority Revenue, Series B, 5.35%, 11/1/39, Continuously
Callable @100 ..................................................... 310 306
New Jersey (0.2%):
New Jersey Housing & Mortgage Finance Agency Revenue
5.85%, 10/1/40, Continuously Callable @100 ............................... 1,465 1,472

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series L, 5.64%, 10/1/34, Continuously Callable @100 ........................ $ 30 $ 31
Series L, 5.71%, 10/1/35, Continuously Callable @100 ........................ 40 41
1,544
New York (0.3%):
New York City Housing Development Corp. Revenue
3.76%, 1/1/29 ..................................................... 250 244
Series C, 5.71%, 11/1/39, Continuously Callable @100 ........................ 265 265
Series C, 5.90%, 11/1/44, Continuously Callable @100 ........................ 225 225
New York City Transitional Finance Authority Revenue, Series G-3, 5.11%, 5/1/36,
Continuously Callable @100 ........................................... 225 226
New York State Dormitory Authority Revenue, Series B, 5.23%, 7/1/35 ................ 1,460 1,491
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 268, 5.57%,
10/1/40, Continuously Callable @100 .................................... 260 261
2,712
North Carolina (0.3%):
North Carolina Housing Finance Agency Revenue
Series 54-B, 5.60%, 7/1/39, Continuously Callable @100 ...................... 130 130
Series 54-B, 5.81%, 7/1/44, Continuously Callable @100 ...................... 325 324
Series 57-B, 5.80%, 7/1/50, Continuously Callable @100 ...................... 200 196
Series B, 5.98%, 7/1/40, Continuously Callable @100 ......................... 2,785 2,847
3,497
North Dakota (0.1%):
North Dakota Housing Finance Agency Revenue, Series B, 6.01%, 7/1/40, Continuously
Callable @100 ..................................................... 1,000 1,015
Ohio (0.0%):(h)
University of Cincinnati Revenue, Series B, 5.53%, 6/1/40, Continuously Callable @100 ... 65 65
Oregon (0.0%):(h)
State of Oregon, GO, Series B, 5.36%, 5/1/39, Continuously Callable @100 ............. 190 193
Pennsylvania (0.1%):
Allegheny County Airport Authority Revenue
Series B, 5.50%, 1/1/36, Continuously Callable @100 ......................... 305 314
Series B, 5.62%, 1/1/37, Continuously Callable @100 ......................... 255 263
Pennsylvania Housing Finance Agency Revenue
Series 145B, 5.71%, 10/1/39, Continuously Callable @100 ..................... 195 195
Series 146B, 5.56%, 10/1/39, Continuously Callable @100 ..................... 65 64
Series 147B, 5.89%, 10/1/44, Continuously Callable @100 ..................... 155 154
990
Rhode Island (0.1%):
Rhode Island Housing & Mortgage Finance Corp. Revenue
Series 83T, 5.71%, 10/1/39, Continuously Callable @100 ...................... 200 206
Series 83T, 5.89%, 10/1/44, Continuously Callable @100 ...................... 330 339
Series 84-T, 4.93%, 10/1/39, Continuously Callable @100 ..................... 275 266
811
South Carolina (0.2%):
Charleston County Airport District Revenue
Series C, 4.58%, 7/1/33 .............................................. 750 753
Series C, 4.63%, 7/1/34 .............................................. 730 730
County of Charleston SC Revenue, 1.92%, 12/1/29 ............................... 250 227
Greenville-Spartanburg Airport District Revenue
Series B, 5.06%, 7/1/34 .............................................. 15 15
Series B, 5.11%, 7/1/35, Continuously Callable @100 ......................... 20 20
1,745
South Dakota (0.1%):
South Dakota Housing Development Authority Revenue, Series D, 5.88%, 11/1/40,
Continuously Callable @100 ........................................... 768 782
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, Series D,
5.27%, 7/1/35 ..................................................... 75 77
Tennessee Housing Development Agency Revenue
Series 1B, 5.64%, 7/1/40, Continuously Callable @100 ........................ 740 736

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2B, 5.65%, 7/1/39, Continuously Callable @100 ........................ $ 190 $ 189
1,002
Texas (0.0%):(h)
County of Harris Hotel Occupancy Tax Revenue, 5.26%, 8/15/44, Continuously Callable @100 160 155
Texas Department of Housing & Community Affairs Revenue
Series D, 5.55%, 1/1/39, Continuously Callable @100 ........................ 65 67
Series D, 5.73%, 1/1/44, Continuously Callable @100 ........................ 65 65
Texas Water Development Board Revenue, Series B, 4.31%, 10/15/34 ................. 150 144
University of Houston Revenue, Series B, 4.86%, 2/15/37, Continuously Callable @100 .... 25 24
455
Utah (0.2%):
Utah Housing Corp. Revenue
Series F, 5.61%, 7/1/36, Continuously Callable @100 ......................... 115 116
Series F, 5.69%, 7/1/39, Continuously Callable @100 ......................... 355 353
Series F, 5.94%, 7/1/40, Continuously Callable @100 ......................... 1,210 1,224
1,693
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series B, 5.66%, 10/1/39, Continuously Callable @100 ........................ 320 318
Series C, 5.31%, 10/1/39, Continuously Callable @100 ........................ 300 288
Series E, 5.51%, 7/1/39, Continuously Callable @100 ......................... 480 471
1,077
West Virginia (0.0%):(h)
West Virginia Housing Development Fund Revenue
Series C, 5.83%, 11/1/39, Continuously Callable @100 ........................ 115 117
Series C, 6.02%, 11/1/44, Continuously Callable @100 ........................ 130 132
249
Wisconsin (0.1%):
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Series B,
5.87%, 9/1/40, Continuously Callable @100 ............................... 665 676
Total Municipal Bonds (Cost $37,216)
a
a
a
37,337
U.S. Government Agency Mortgages (16.8%)
Farm Credit Bank of Texas
Series 4, 5.70% (H15T5Y+542bps)(a)(c)(j) ................................ 1,753 1,747
Federal Farm Credit Banks Funding Corporation
5.14%, 10/30/34 .................................................... 589 582
2.55%, 12/21/34 .................................................... 309 258
2.20%, 9/2/36 ..................................................... 795 607
5.60%, 8/5/39 ..................................................... 333 332
6.19%, 6/17/44 .................................................... 381 379
2,158
Federal Home Loan Banks
5.25%, 9/25/34 .................................................... 685 679
Federal Home Loan Mortgage Corporation
1.50%, 4/1/37 ..................................................... 460 409
5.50%, 8/1/38 - 2/1/55 ............................................... 17,660 17,704
5.00%, 2/1/40 - 1/1/55 ............................................... 4,483 4,446
3.00%, 4/1/40 - 5/1/52 ............................................... 1,585 1,383
2.50%, 5/1/42 ..................................................... 1,285 1,137
4.50%, 11/1/42 - 5/1/55 .............................................. 17,645 16,927
4.00%, 1/1/43 - 12/1/54 .............................................. 3,130 2,922
3.50%, 5/1/52 - 7/1/52 ............................................... 5,865 5,292
6.00%, 8/1/53 - 3/1/55 ............................................... 5,039 5,131
55,351

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association
2.13%, 1/1/34 ..................................................... $ 503 $ 424
5.00%, 12/1/37 - 5/1/55 .............................................. 18,082 17,798
4.00%, 4/1/38 - 12/1/54 .............................................. 19,557 18,254
3.50%, 12/1/42 - 8/1/52 .............................................. 1,756 1,600
5.50%, 12/1/44 - 6/1/55 .............................................. 36,768 36,882
2.50%, 10/1/50 - 7/1/52 .............................................. 898 746
3.00%, 12/1/51 .................................................... 234 202
4.50%, 6/1/52 - 1/1/53 ............................................... 2,288 2,196
6.00%, 7/1/52 - 11/1/54 .............................................. 3,309 3,375
81,477
Government National Mortgage Association
5.00%, 8/20/38 - 2/20/54 ............................................. 4,017 3,966
2.50%, 1/20/51 - 9/20/53 ............................................. 2,920 2,469
3.50%, 2/20/52 - 2/20/54 ............................................. 3,008 2,749
3.00%, 3/20/52 - 12/20/53 ............................................. 9,593 8,466
4.00%, 6/20/52 - 5/20/53 ............................................. 3,036 2,839
4.50%, 8/20/52 - 11/20/53 ............................................. 4,389 4,224
5.50%, 4/20/53 - 2/20/54 ............................................. 3,362 3,379
6.00%, 9/20/53 - 10/20/53 ............................................. 816 833
5.50%, 1/20/54 .................................................... 253 254
7.50%, 10/20/54 .................................................... 1,000 1,007
30,186
Total U.S. Government Agency Mortgages (Cost $170,814)
a
a
a
171,598
U.S. Treasury Obligations (22.6%)
U.S. Treasury Bonds
4.50%, 2/15/36 .................................................... 23,563 24,152
5.00%, 5/15/37 .................................................... 27,727 29,460
4.38%, 11/15/39 .................................................... 22,086 21,641
1.38%, 11/15/40 .................................................... 2,500 1,592
1.75%, 8/15/41 .................................................... 11,650 7,731
3.38%, 8/15/42 .................................................... 2,275 1,909
3.88%, 5/15/43 .................................................... 796 711
4.38%, 8/15/43 .................................................... 6,174 5,887
4.75%, 11/15/43 .................................................... 3,590 3,586
4.63%, 11/15/44 .................................................... 2,450 2,399
4.75%, 2/15/45 .................................................... 13,806 13,735
1.25%, 5/15/50 .................................................... 465 224
2.00%, 8/15/51 .................................................... 4,250 2,450
3.63%, 2/15/53 .................................................... 763 623
3.63%, 5/15/53 .................................................... 921 751
4.13%, 8/15/53 .................................................... 7,019 6,271
4.75%, 11/15/53 .................................................... 7,844 7,775
4.25%, 8/15/54 .................................................... 7,160 6,540
4.63%, 2/15/55 .................................................... 14,272 13,897
U.S. Treasury Notes
4.63%, 5/31/31 .................................................... 19,430 20,175
4.13%, 11/15/32 .................................................... 12,622 12,709
3.50%, 2/15/33 .................................................... 475 458
3.88%, 8/15/33 .................................................... 5,681 5,596
4.50%, 11/15/33 .................................................... 36,871 37,879
4.63%, 2/15/35 .................................................... 3,220 3,323
Total U.S. Treasury Obligations (Cost $233,609)
a
a
a
231,474
Commercial Paper (6.8%)
Consumer Staples (1.4%):
CVS Corp.
4.82%, 7/1/25(a)(l) .................................................. 3,000 2,999
4.83%, 7/3/25(a)(l) .................................................. 3,000 2,999
CVS Health Corp., 4.82%, 7/2/25(a)(l) ........................................ 1,000 1,000

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
JBS USA Food Group Holdings, Inc., 4.90%, 7/1/25(a)(l) .......................... $ 7,600 $ 7,599
14,597
Health Care (0.9%):
HCA, Inc., 4.82%, 7/1/25(a)(l) ............................................. 9,300 9,299
Industrials (2.7%):
Air Lease Corp.
4.72%, 7/1/25(a)(l) .................................................. 2,000 2,000
4.70%, 7/8/25(a)(l) .................................................. 4,000 3,996
4.71%, 7/9/25(a)(l) .................................................. 3,000 2,996
4.72%, 7/10/25(a)(l) ................................................. 1,000 999
Global Payments, Inc., 4.90%, 7/2/25(a)(l) ..................................... 9,500 9,497
Sonoco Products Co., 5.03%, 7/1/25(a)(l) ...................................... 7,800 7,799
27,287
Materials (1.0%):
FMC Corp., 5.12%, 7/1/25(a)(l) ............................................ 10,000 9,998
Real Estate (0.8%):
Essex Portfolio LP, 4.57%, 7/3/25(a)(l) ....................................... 8,000 7,997
Total Commercial Paper (Cost $69,188)
a
a
a
69,178
Shares
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(m) ....... 1,277,106 1,277
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(m) ........... 1,277,106 1,277
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(m) ............... 1,277,106 1,277
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(m) 1,277,106 1,277
Total Collateral for Securities Loaned (Cost $5,108)
a
a
a
5,108
Total Investments (Cost $1,060,715) — 103.8% 1,062,509
Liabilities in excess of other assets —  (3.8)% (39,302)
NET ASSETS - 100.00% $ 1,023,207
At June 30, 2025, the Fund's investments in foreign securities were 6.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was
$435,072 (thousands) and amounted to 42.5% of net assets.
(b) Security is interest only.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2025.
(e) Rounds to less than $1 thousand.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. At June 30, 2025, the Fund held unfunded or partially unfunded loan commitments of $100 (thousands), which included less than $1
(thousand) unrealized loss.
(h) Amount represents less than 0.05% of net assets.
( i ) All or a portion of this security is on loan.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Up to 8.75% of the coupon may be PIK.
(l) Rate represents the effective yield at June 30, 2025.
(m) Rate disclosed is the daily yield on June 30, 2025.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2025.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2025.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2025.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2025.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2025.
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS—Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 210 9/19/25 $ 23,314,700 $ 23,546,251 $ 231,551
30-Year U.S. Treasury Bond Futures ..... 200 9/19/25 22,699,006 23,093,750 394,744
5-Year U.S. Treasury Note Futures ....... 60 9/30/25 6,470,223 6,540,000 69,777
$ 696,072
Total unrealized appreciation $ 696,072
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 696,072

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Corporate Bond ETF
73
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (77.9%)
Communication Services (5.6%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100 ............................... $ 2,000 $ 1,439
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750 707
Comcast Corp.
5.30%, 6/1/34, Callable 3/1/34 @ 100 .................................... 300 307
2.89%, 11/1/51, Callable 5/1/51 @ 100(a) ................................. 1,000 567
Discovery Communications LLC, 3.63%, 5/15/30, Callable 2/15/30 @ 100 .............. 500 405
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445 430
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 750 730
T-Mobile US, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500 1,344
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500 434
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 750 647
2.88%, 11/20/50, Callable 5/20/50 @ 100 .................................. 1,000 623
Warnermedia Holdings, Inc., 5.05%, 3/15/42(a) ................................. 389 229
7,862
Consumer Discretionary (4.9%):
AutoNation, Inc.
3.85%, 3/1/32, Callable 12/1/31 @ 100 ................................... 500 460
5.89%, 3/15/35, Callable 12/15/34 @ 100 ................................. 210 213
Brunswick Corp., 4.40%, 9/15/32, Callable 6/15/32 @ 100 ......................... 250 233
Choice Hotels International, Inc., 5.85%, 8/1/34, Callable 5/1/34 @ 100 ................ 300 302
Daimler Truck Finance North America LLC
2.38%, 12/14/28(a) .................................................. 350 327
5.38%, 6/25/34, Callable 3/25/34 @ 100(a) ................................ 200 200
General Motors Financial Co., Inc.
5.35%, 7/15/27 .................................................... 200 203
5.95%, 4/4/34, Callable 1/4/34 @ 100 .................................... 300 304
Genuine Parts Co.
6.50%, 11/1/28, Callable 10/1/28 @ 100 .................................. 175 186
2.75%, 2/1/32, Callable 11/1/31 @ 100 ................................... 167 145
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 8/2/25 @ 100.97(a) ..................... 250 239
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100 ......................... 1,000 699
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 250 227
Mattel, Inc., 3.75%, 4/1/29, Callable 7/13/25 @ 100.94(a) .......................... 460 441
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(a) ............................ 250 252
O'Reilly Automotive, Inc., 5.00%, 8/19/34, Callable 5/19/34 @ 100 ................... 350 348
Stellantis Finance US, Inc., 6.45%, 3/18/35, Callable 12/18/34 @ 100(a) ............... 200 201
Tapestry, Inc., 5.50%, 3/11/35, Callable 12/11/34 @ 100 ........................... 260 261
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600 338
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 500 433
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 250 255
Volkswagen Group of America Finance LLC
4.60%, 6/8/29, Callable 4/8/29 @ 100(a) .................................. 250 247
5.80%, 3/27/35, Callable 12/27/34 @ 100(a) ............................... 275 277
6,791
Consumer Staples (5.0%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 2/15/30,
Callable 8/2/25 @ 103.66(a) ........................................... 250 246
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 ................................. 300 270
6.42%, 8/2/33, Callable 5/2/33 @ 100 .................................... 200 218
Bimbo Bakeries USA, Inc., 5.38%, 1/9/36, Callable 10/9/35 @ 100(a) ................. 400 395
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500 452
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250 218
Coca-Cola Consolidated, Inc., 5.45%, 6/1/34, Callable 3/1/34 @ 100 .................. 300 309
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 250 255

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... $ 450 $ 391
JBS USA Holding LUX SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.95%, 4/20/35, Callable 1/20/35 @ 100(a) ................................ 200 207
Keurig Dr. Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 250 246
4.50%, 4/15/52, Callable 10/15/51 @ 100 ................................. 325 267
Mars, Inc., 5.70%, 5/1/55, Callable 11/1/54 @ 100(a) ............................. 275 274
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500 434
Philip Morris International, Inc., 5.63%, 9/7/33, Callable 6/7/33 @ 100 ................ 500 524
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a) .......................... 750 668
Sysco Corp.
2.45%, 12/14/31, Callable 9/14/31 @ 100 ................................. 500 438
5.40%, 3/23/35, Callable 12/23/34 @ 100 ................................. 100 102
The Campbell's Company, 5.40%, 3/21/34, Callable 12/21/33 @ 100 .................. 300 305
The J.M. Smucker Co.
6.50%, 11/15/43, Callable 5/15/43 @ 100 .................................. 225 239
6.50%, 11/15/53, Callable 5/15/53 @ 100 .................................. 225 241
The Kroger Co., 5.50%, 9/15/54, Callable 3/15/54 @ 100 .......................... 350 332
7,031
Energy (5.3%):
APA Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100(a) ............................ 250 176
Columbia Pipelines Operating Co. LLC, 6.54%, 11/15/53, Callable 5/15/53 @ 100(a) ...... 200 207
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250 239
Coterra Energy, Inc., 5.40%, 2/15/35, Callable 11/15/34 @ 100 ...................... 450 445
DCP Midstream Operating LP, 5.60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250 228
DT Midstream, Inc., 5.80%, 12/15/34, Callable 9/15/34 @ 100(a) .................... 300 306
Eastern Energy Gas Holdings LLC
5.80%, 1/15/35, Callable 10/15/34 @ 100 ................................. 225 234
5.65%, 10/15/54, Callable 4/15/54 @ 100 ................................. 275 263
Energy Transfer LP
6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(b)(c) ...................... 250 251
5.35%, 5/15/45, Callable 11/15/44 @ 100 .................................. 200 180
Enterprise Products Operating LLC, 5.55%, 2/16/55, Callable 8/15/54 @ 100 ............ 350 338
Evergy Missouri West, Inc., 5.65%, 6/1/34, Callable 3/1/34 @ 100(a) .................. 300 307
Helmerich & Payne, Inc., 5.50%, 12/1/34, Callable 9/1/34 @ 100(a) .................. 260 236
HF Sinclair Corp., 6.25%, 1/15/35, Callable 10/15/34 @ 100 ........................ 250 254
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500 406
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400 276
ONEOK, Inc., 5.05%, 11/1/34, Callable 8/1/34 @ 100 ............................. 260 253
Patterson-UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250 256
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(a) .......................... 250 211
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 9/15/30, Callable 6/15/30 @ 100 .................................. 500 478
5.70%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150 153
Shell Finance US, Inc., 2.75%, 4/6/30, Callable 1/6/30 @ 100 ....................... 500 469
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/1/34, Callable 7/1/34 @ 100(a) ... 230 227
Targa Resources Corp., 5.55%, 8/15/35, Callable 5/15/35 @ 100 ..................... 125 126
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
7/13/25 @ 102.75 .................................................. 250 254
Valero Energy Corp., 5.15%, 2/15/30, Callable 1/15/30 @ 100 ....................... 265 270
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350 295
7,338
Financials (22.5%):
200 Park Funding Trust, 5.74%, 2/15/55, Callable 8/15/54 @ 100(a) .................. 220 217
Ally Financial, Inc.
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 278 293
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 200 204
American Express Co.
4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(b) .................... 500 501
5.28% (SOFR+142bps), 7/26/35, Callable 7/26/34 @ 100(b) .................... 420 426
American National Global Funding, 5.55%, 1/28/30(a) ............................ 162 166
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a) .................. 500 426

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Antares Holdings LP, 6.35%, 10/23/29, Callable 9/23/29 @ 100(a) .................... $ 250 $ 252
Arthur J. Gallagher & Co., 5.15%, 2/15/35, Callable 11/15/34 @ 100 .................. 250 250
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250 213
Aviation Capital Group LLC, 6.75%, 10/25/28, Callable 9/25/28 @ 100(a) .............. 250 266
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(b)(c) ...................... 500 491
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(b) ................ 1,250 1,222
2.69% (SOFR+132bps), 4/22/32, Callable 4/22/31 @ 100(b) .................... 1,750 1,571
Blue Owl Credit Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100 ................. 175 174
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 ..................... 250 222
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a) ..................... 250 233
Brown & Brown, Inc.
5.65%, 6/11/34, Callable 3/11/34 @ 100 .................................. 300 308
5.55%, 6/23/35, Callable 3/23/35 @ 100 .................................. 84 86
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(b) ..... 500 516
Citizens Financial Group, Inc.
5.65% (H15T5Y+531bps), Callable 10/6/25 @ 100(b)(c) ...................... 206 206
5.25% (SOFR+126bps), 3/5/31, Callable 3/5/30 @ 100(b) ...................... 225 228
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500 489
Diageo Investment Corp., 5.63%, 4/15/35, Callable 1/15/35 @ 100 ................... 81 85
F&G Global Funding, 2.00%, 9/20/28(a) ...................................... 250 230
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a) ................ 750 734
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(b)(c) ........... 350 349
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750 642
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100 ......................... 250 256
First Horizon Corp., 5.51% (SOFR+177bps), 3/7/31, Callable 3/7/30 @ 100(b) ........... 50 51
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 250 259
Ford Motor Credit Co. LLC
6.80%, 5/12/28, Callable 4/12/28 @ 100 .................................. 250 258
5.11%, 5/3/29, Callable 2/3/29 @ 100 .................................... 300 293
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(a) ................... 300 293
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a) ................... 250 222
Global Payments, Inc., 5.40%, 8/15/32, Callable 5/15/32 @ 100(d) ................... 250 255
Globe Life, Inc., 5.85%, 9/15/34, Callable 6/15/34 @ 100 .......................... 115 119
Horizon Mutual Holdings, Inc., 6.20%, 11/15/34, Callable 8/15/34 @ 100(a) ............ 150 148
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(b) ...................... 250 250
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(b) .................. 500 420
Hyundai Capital America, Inc., 5.30%, 1/8/29, Callable 12/8/28 @ 100(a) .............. 300 305
JPMorgan Chase & Co.
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(b) .................... 250 244
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(b) .................. 250 231
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(b) ...................... 530 460
5.29% (SOFR+146bps), 7/22/35, Callable 7/22/34 @ 100(b) .................... 720 733
3.16% (SOFR+146bps), 4/22/42, Callable 4/22/41 @ 100(b) .................... 500 377
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(b) .................... 1,000 700
KeyBank NA, 3.90%, 4/13/29 .............................................. 500 483
LPL Holdings, Inc., 5.75%, 6/15/35, Callable 3/15/35 @ 100 ........................ 215 217
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(b) .......... 250 246
Marsh & McLennan Cos., Inc., 5.40%, 3/15/55, Callable 9/15/54 @ 100 ............... 325 313
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500 420
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(b) ....................... 1,950 1,903
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b) ............... 250 214
5.32% (SOFR+156bps), 7/19/35, Callable 7/19/34 @ 100(b) .................... 250 253
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(b) .................... 550 467
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100(b) .................... 1,000 618
New York Life Global Funding, 1.85%, 8/1/31(a) ................................ 500 431
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500 540
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 3/30/29, Callable 2/28/29 @ 100(a) ................................ 100 103
6.20%, 6/15/30, Callable 4/15/30 @ 100(a) ................................ 250 267
PPL Capital Funding, Inc., 5.25%, 9/1/34, Callable 6/1/34 @ 100 ..................... 88 89

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... $ 250 $ 221
Protective Life Global Funding, 5.47%, 12/8/28(a) ............................... 300 311
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100 .................... 500 382
Regions Bank, 6.45%, 6/26/37 ............................................. 500 518
RGA Global Funding, 5.50%, 1/11/31(a) ...................................... 350 361
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(b) . 250 262
State Street Corp., 6.12% (SOFR+196bps), 11/21/34, Callable 11/21/33 @ 100(b) ......... 250 267
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250 224
Synchrony Financial, 5.94% (SOFRINDX+213bps), 8/2/30, Callable 8/2/29 @ 100(b) ..... 200 205
The Allstate Corp., 7.53% (TSFR3M+320bps), 8/15/53, Callable 8/2/25 @ 100(b) ........ 500 500
The Bank of New York Mellon Corp.
4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(b)(c) ...................... 250 249
5.61% (SOFR+177bps), 7/21/39, Callable 7/21/34 @ 100(b) .................... 227 231
The Charles Schwab Corp., 5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(b) .... 150 159
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250 260
The NorthWestern Mutual Life Insurance Co., 6.17%, 5/29/55, Callable 11/29/54 @ 100(a) .. 188 196
The PNC Financial Services Group, Inc.
2.55%, 1/22/30, Callable 10/24/29 @ 100 ................................. 1,000 927
5.68% (SOFR+190bps), 1/22/35, Callable 1/22/34 @ 100(b) .................... 250 260
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(c) ...................... 500 495
1.89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(b) .................. 1,000 930
U.S. Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(b) ............. 250 259
W.R. Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ....................... 250 173
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500 488
Wells Fargo & Co., 2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(b) . 250 234
31,550
Health Care (6.3%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 500 412
Agilent Technologies, Inc., 4.75%, 9/9/34, Callable 6/9/34 @ 100 .................... 275 271
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500 462
4.20%, 2/22/52, Callable 8/22/51 @ 100 .................................. 250 196
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100(a) ................................. 250 218
3.50%, 8/15/46, Callable 2/15/46 @ 100 .................................. 250 179
Biogen, Inc., 5.75%, 5/15/35, Callable 2/15/35 @ 100 ............................. 210 216
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250 245
Bristol-Myers Squibb Co.
5.90%, 11/15/33, Callable 8/15/33 @ 100 .................................. 300 322
4.55%, 2/20/48, Callable 8/20/47 @ 100 .................................. 300 258
2.55%, 11/13/50, Callable 5/13/50 @ 100 .................................. 500 292
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30,
Callable 7/16/26 @ 103.31(a) .......................................... 190 194
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100 ........................ 1,000 864
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 1,000 913
Elevance Health, Inc.
5.15%, 6/15/29, Callable 5/15/29 @ 100 .................................. 300 309
4.55%, 5/15/52, Callable 11/15/51 @ 100 .................................. 250 205
Fresenius Medical Care US Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a) ... 250 216
HCA, Inc.
4.38%, 3/15/42, Callable 9/15/41 @ 100 .................................. 94 78
5.25%, 6/15/49, Callable 12/15/48 @ 100 ................................. 500 444
Health Care Service Corp. A Mutual Legal Reserve Co., 5.88%, 6/15/54, Callable 12/15/53 @
100(a) ........................................................... 300 292
Humana, Inc.
5.38%, 4/15/31, Callable 2/15/31 @ 100 .................................. 170 174
5.55%, 5/1/35, Callable 2/1/35 @ 100 .................................... 250 251
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100 .............. 400 239
Revvity, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500 439

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Solventum Corp.
5.40%, 3/1/29, Callable 2/1/29 @ 100 .................................... $ 75 $ 77
5.45%, 3/13/31, Callable 1/13/31 @ 100 .................................. 75 78
5.60%, 3/23/34, Callable 12/23/33 @ 100 ................................. 75 77
5.90%, 4/30/54, Callable 10/30/53 @ 100 ................................. 75 75
The Cigna Group, 3.40%, 3/1/27, Callable 12/1/26 @ 100 .......................... 500 493
Universal Health Services, Inc.
2.65%, 1/15/32, Callable 10/15/31 @ 100(a) ............................... 191 162
5.05%, 10/15/34, Callable 7/15/34 @ 100 ................................. 150 143
8,794
Industrials (7.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 750 656
AGCO Corp., 5.80%, 3/21/34, Callable 12/21/33 @ 100 ........................... 215 218
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 250 222
American Airlines Pass Through Trust, 3.58%, 1/15/28 ............................ 217 211
Aon North America, Inc., 5.45%, 3/1/34, Callable 12/1/33 @ 100 .................... 300 308
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(a) .................... 500 507
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500 399
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 400 317
Concentrix Corp., 6.85%, 8/2/33, Callable 5/2/33 @ 100(d) ......................... 150 157
CRH America Finance, Inc., 5.50%, 1/9/35, Callable 10/9/34 @ 100 .................. 250 256
Delta Air Lines, Inc., 5.25%, 7/10/30, Callable 6/10/30 @ 100 ....................... 150 151
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 250 251
FedEx Corp., 4.05%, 2/15/48, Callable 8/15/47 @ 100(a) .......................... 250 185
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 250 235
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750 653
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250 257
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500 443
Leidos, Inc.
5.75%, 3/15/33, Callable 12/15/32 @ 100 ................................. 250 261
5.50%, 3/15/35, Callable 12/15/34 @ 100 ................................. 150 152
MasTec, Inc., 5.90%, 6/15/29, Callable 5/15/29 @ 100 ............................ 214 222
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500 384
Owens Corning, 5.95%, 6/15/54, Callable 12/15/53 @ 100 ......................... 300 303
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 500 461
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100 ...................... 182 192
RTX Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............................. 250 201
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... 500 488
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500 471
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 300 288
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ 500 469
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 273 275
Verisk Analytics, Inc., 5.25%, 6/5/34, Callable 3/5/34 @ 100 ........................ 300 306
Weir Group, Inc., 5.35%, 5/6/30, Callable 4/6/30 @ 100(a) ......................... 157 159
10,058
Information Technology (5.1%):
Atlassian Corp., 5.50%, 5/15/34, Callable 2/15/34 @ 100 .......................... 230 236
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 750 658
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a) ........................ 1,000 856
Dell International LLC/EMC Corp.
4.85%, 2/1/35, Callable 11/1/34 @ 100 ................................... 150 145
3.38%, 12/15/41, Callable 6/15/41 @ 100(a) ............................... 500 373
Hewlett Packard Enterprise Co., 5.00%, 10/15/34, Callable 7/15/34 @ 100 .............. 215 209
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500 456
Keysight Technologies, Inc., 4.95%, 10/15/34, Callable 7/15/34 @ 100 ................ 200 197
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100 ................... 150 143
Micron Technology, Inc.
5.88%, 2/9/33, Callable 11/9/32 @ 100 ................................... 250 261
6.05%, 11/1/35, Callable 8/2/35 @ 100 ................................... 150 157
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250 155
Motorola Solutions, Inc., 5.55%, 8/15/35, Callable 5/15/35 @ 100 .................... 240 245

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. $ 600 $ 587
3.85%, 7/15/36, Callable 1/15/36 @ 100 .................................. 320 281
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650 454
Synopsys, Inc., 5.15%, 4/1/35, Callable 1/1/35 @ 100 ............................. 245 247
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 800 718
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 250 232
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500 488
7,098
Materials (3.7%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 250 249
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100 ........... 227 203
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588 542
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 500 425
Bayport Polymers LLC, 4.74%, 4/14/27, Callable 3/14/27 @ 100(a) ................... 500 501
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 4.75%, 5/15/30,
Callable 4/15/30 @ 100(a) ............................................ 215 218
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250 153
Huntsman International LLC, 5.70%, 10/15/34, Callable 7/15/34 @ 100 ................ 220 204
LYB International Finance III LLC
3.38%, 10/1/40, Callable 4/1/40 @ 100 ................................... 185 137
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500 370
Martin Marietta Materials, Inc., 5.50%, 12/1/54, Callable 6/1/54 @ 100 ................ 150 144
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 750 472
Reliance, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 ............................ 250 222
Sealed Air Corp., 7.25%, 2/15/31, Callable 11/15/26 @ 103.63(a) .................... 350 368
Syensqo Finance America LLC, 5.85%, 6/4/34, Callable 3/4/34 @ 100(a) ............... 300 311
Vulcan Materials Co.
5.35%, 12/1/34, Callable 9/1/34 @ 100 ................................... 160 163
5.70%, 12/1/54, Callable 6/1/54 @ 100 ................................... 200 199
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 400 350
5,231
Real Estate (4.3%):
Alexandria Real Estate Equities, Inc.
2.00%, 5/18/32, Callable 2/18/32 @ 100 .................................. 500 415
5.50%, 10/1/35, Callable 7/1/35 @ 100 ................................... 270 273
3.55%, 3/15/52, Callable 9/15/51 @ 100 .................................. 500 337
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500 422
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 250 221
5.50%, 6/15/35, Callable 3/15/35 @ 100 .................................. 150 151
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250 217
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250 178
DOC DR LLC, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ............................ 250 220
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 500 491
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500 437
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 200 200
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117 103
5.63%, 9/15/34, Callable 6/15/34 @ 100 .................................. 150 149
Highwoods Realty LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ....................... 400 346
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500 465
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 400 314
Kimco Realty OP LLC, 4.85%, 3/1/35, Callable 12/1/34 @ 100 ...................... 350 343
Phillips Edison Grocery Center Operating Partnership LP, 4.95%, 1/15/35, Callable 10/15/34 @
100 ............................................................. 215 208
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250 216
VICI Properties LP, 5.63%, 4/1/35, Callable 1/1/35 @ 100 .......................... 100 101
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 8/2/25 @ 102.06(a) ..... 250 240
6,047

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (8.0%):
AEP Texas, Inc., 5.70%, 5/15/34, Callable 2/15/34 @ 100 .......................... $ 275 $ 281
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... 500 334
Alliant Energy Finance LLC, 5.40%, 6/6/27, Callable 5/6/27 @ 100(a) ................. 250 253
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 250 236
Ameren Illinois Co., 5.55%, 7/1/54, Callable 1/1/54 @ 100 ......................... 300 295
Arizona Public Service Co., 5.70%, 8/15/34, Callable 5/15/34 @ 100 .................. 250 258
CMS Energy Corp., 4.75% (H15T5Y+412bps), 6/1/50, Callable 3/1/30 @ 100(b) ......... 300 290
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500 368
DTE Energy Co.
4.95%, 7/1/27, Callable 6/1/27 @ 100 .................................... 100 101
5.85%, 6/1/34, Callable 3/1/34 @ 100 .................................... 47 49
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250 225
Duke Energy Corp., 5.80%, 6/15/54, Callable 12/15/53 @ 100 ....................... 250 244
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 1,000 885
Duquesne Light Holdings, Inc.
2.53%, 10/1/30, Callable 7/1/30 @ 100(a) ................................. 150 133
2.78%, 1/7/32, Callable 10/7/31 @ 100(a) ................................. 250 216
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500 442
Entergy Louisiana LLC
5.70%, 3/15/54, Callable 9/15/53 @ 100 .................................. 250 247
5.80%, 3/15/55, Callable 9/15/54 @ 100 .................................. 200 200
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250 169
2.88%, 12/4/51, Callable 6/4/51 @ 100 ................................... 500 316
Georgia Power Co., 5.25%, 3/15/34, Callable 9/15/33 @ 100 ........................ 500 510
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 500 489
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500 308
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32, Callable 10/15/31 @ 100 ......... 500 434
Niagara Mohawk Power Corp., 5.29%, 1/17/34, Callable 10/17/33 @ 100(a) ............. 250 249
Northern States Power Co., 5.65%, 6/15/54, Callable 12/15/53 @ 100 ................. 200 202
Oglethorpe Power Corp.
4.20%, 12/1/42 .................................................... 100 80
4.50%, 4/1/47, Callable 10/1/46 @ 100 ................................... 312 255
5.80%, 6/1/54, Callable 12/1/53 @ 100(a) ................................. 150 146
Oncor Electric Delivery Co. LLC
3.75%, 4/1/45, Callable 10/1/44 @ 100 ................................... 500 386
5.80%, 4/1/55, Callable 10/1/54 @ 100(a) ................................. 220 221
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500 328
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250 257
Potomac Electric Power Co., 5.50%, 3/15/54, Callable 9/15/53 @ 100 ................. 300 292
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250 161
The Southern Co., 4.00% (H15T5Y+373bps), 1/15/51, Callable 10/15/25 @ 100(b) ........ 300 298
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500 431
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250 154
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500 433
11,176
Total Corporate Bonds (Cost $117,600)
a
a
a
108,976
Yankee Dollars (16.6%)
Communication Services (0.3%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a) .............. 500 427
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a) ............ 250 233
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(a) ............ 300 299
Bacardi-Martini BV, 6.00%, 2/1/35, Callable 11/1/34 @ 100(a) ...................... 150 155
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)(d) .................... 250 207
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL, 5.75%, 4/1/33,
Callable 1/1/33 @ 100 ............................................... 182 187
1,081

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Energy (1.4%):
Canadian Natural Resources Ltd., 5.40%, 12/15/34, Callable 9/15/34 @ 100(a) ........... $ 450 $ 447
Enbridge, Inc., 5.63%, 4/5/34, Callable 1/5/34 @ 100 ............................. 300 309
Harbour Energy PLC, 6.33%, 4/1/35, Callable 1/1/35 @ 100(a) ...................... 200 199
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 500 360
Smurfit Westrock Financing DAC, 5.42%, 1/15/35, Callable 10/15/34 @ 100(a) .......... 200 203
Var Energi ASA
8.00%, 11/15/32, Callable 8/15/32 @ 100(a) ................................ 250 283
6.50%, 5/22/35, Callable 2/22/35 @ 100(a) ................................ 200 207
2,008
Financials (9.9%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34, Callable 6/10/34
@ 100 ........................................................... 300 294
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(a)(b) ............. 200 210
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200 217
Bank of New Zealand, 2.87%, 1/27/32(a) ...................................... 250 221
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(b) ...................... 250 253
4.95%, 1/10/47 .................................................... 1,000 908
BNP Paribas SA, 4.63%, 3/13/27(a) .......................................... 500 500
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 9/22/25 @ 100(b)(c) ...................... 104 104
4.87% (H15T5Y+440bps), Callable 3/22/30 @ 100(b)(c) ...................... 250 247
BPCE SA, 6.51% (SOFR+279bps), 1/18/35, Callable 1/18/34 @ 100(a)(b) .............. 300 311
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 500 452
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(a) .................................................. 168 174
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250 268
Commonwealth Bank of Australia, 2.69%, 3/11/31(a) ............................. 500 445
Credit Agricole SA, 6.25% (SOFR+267bps), 1/10/35, Callable 1/10/34 @ 100(a)(b) ....... 250 260
Deutsche Bank AG
4.87% (USISOA05+255bps), 12/1/32, Callable 12/1/27 @ 100(b) ................ 500 494
5.40% (SOFR+205bps), 9/11/35, Callable 9/11/34 @ 100(b) .................... 250 249
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(b) ........ 1,000 931
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(a) ....................... 250 190
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(b) ................... 1,000 975
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(b) ................. 303 346
Macquarie Airfinance Holdings Ltd.
5.15%, 3/17/30, Callable 2/17/30 @ 100(a) ................................ 112 112
6.50%, 3/26/31, Callable 1/26/31 @ 100(a) ................................ 42 44
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b) ...... 500 443
Mitsubishi UFJ Financial Group, Inc., 5.62% (H15T1Y+127bps), 4/24/36, Callable 4/24/35 @
100(b) ........................................................... 200 206
Mizuho Financial Group, Inc., 5.58% (H15T1Y+130bps), 5/26/35, Callable 5/26/34 @ 100(b) 293 301
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(b) ....... 1,000 973
Societe Generale SA, 1.49% (H15T1Y+110bps), 12/14/26, Callable 12/14/25 @ 100(a)(b) .. 500 493
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(a)(b) 500 535
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250 234
The Bank of Nova Scotia
4.50%, 12/16/25 .................................................... 500 499
5.13% (SOFR+107bps), 2/14/31, Callable 2/14/30 @ 100(b) .................... 275 280
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(b) . 500 494
UBS Group AG
4.28%, 1/9/28, Callable 1/9/27 @ 100(a) .................................. 217 216
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(b) .................. 500 454
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(b) 500 497
13,830
Health Care (1.1%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a) ........................ 152 147
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750 508

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Smith & Nephew PLC
2.03%, 10/14/30, Callable 7/14/30 @ 100 ................................. $ 475 $ 416
5.40%, 3/20/34, Callable 12/20/33 @ 100 ................................. 100 102
Takeda Pharmaceutical Co. Ltd., 5.65%, 7/5/54, Callable 1/5/54 @ 100 ................ 400 388
1,561
Industrials (1.3%):
Aircastle Ltd., 5.95%, 2/15/29, Callable 1/15/29 @ 100(a) .......................... 300 310
Element Fleet Management Corp., 6.32%, 12/4/28, Callable 11/4/28 @ 100(a) ........... 250 264
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(a) .................................. 250 235
4.65%, 4/20/32, Callable 1/20/32 @ 100(a) ................................ 250 245
LG Energy Solution Ltd., 5.38%, 7/2/29(a)(d) .................................. 200 202
Pentair Finance SARL, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ..................... 250 261
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 250 258
1,775
Information Technology (1.0%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33, Callable 10/15/32 @ 100 .... 450 448
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(a) ........................ 338 350
SK Hynix, Inc.
5.50%, 1/16/29(a) .................................................. 200 206
6.50%, 1/17/33(a)(d) ................................................ 321 346
1,350
Materials (0.5%):
Alcoa Nederland Holding BV, 7.13%, 3/15/31, Callable 3/15/27 @ 103.56(a) ............ 37 39
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250 275
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(a) ...................... 250 246
Minera Mexico SA de CV, 5.63%, 2/12/32, Callable 12/12/31 @ 100(a) ................ 200 203
763
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @
100(a) ........................................................... 504 443
Total Yankee Dollars (Cost $24,022)
a
a
a
23,238
U.S. Treasury Obligations (3.9%)
U.S. Treasury Bonds
3.88%, 5/15/43 .................................................... 1,300 1,161
4.50%, 2/15/44 .................................................... 550 532
3.38%, 5/15/44 .................................................... 1,100 904
3.00%, 5/15/45 .................................................... 750 574
3.38%, 11/15/48 .................................................... 500 396
4.13%, 8/15/53 .................................................... 1,350 1,206
4.25%, 8/15/54 .................................................... 500 457
U.S. Treasury Notes
1.63%, 11/30/26 .................................................... 100 97
3.88%, 12/31/27 .................................................... 100 100
3.88%, 8/15/34 .................................................... 100 98
Total U.S. Treasury Obligations (Cost $5,762)
a
a
a
5,525
Commercial Paper (0.3%)
Financials (0.3%):
Agree LP, 4.78%, 7/1/25(a)(e) .............................................. 400 400
Total Commercial Paper (Cost $400)
a
a
a
400
Shares
Collateral for Securities Loaned (0.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(f) ........ 237,482 239
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 237,482 237
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(f) ................ 237,482 237

Victory Portfolios II
VictoryShares Corporate Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(f) . 237,482 $ 237
Total Collateral for Securities Loaned (Cost $950)
a
a
a
950
Total Investments (Cost $148,734) — 99.4% 139,089
Other assets in excess of liabilities —  0.6% 890
NET ASSETS - 100.00% $ 139,979
At June 30, 2025, the Fund's investments in foreign securities were 16.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $28,774
(thousands) and amounted to 20.6% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(c) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d) All or a portion of this security is on loan.
(e) Rate represents the effective yield at June 30, 2025.
(f) Rate disclosed is the daily yield on June 30, 2025.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF
83
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (31.7%)
Communication Services (2.0%):
AT&T, Inc.
4 .25% , 3/1/27 , Callable 12/1/26 @ 100 ................................... $ 150 $ 150
1 .65% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 154 145
4 .35% , 3/1/29 , Callable 12/1/28 @ 100 ................................... 145 145
5 .40% , 2/15/34 , Callable 11/15/33 @ 100 .................................. 73 75
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 115 113
5 .05% , 3/30/29 , Callable 12/30/28 @ 100 ................................. 145 146
2 .80% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 89 79
Comcast Corp.
2 .65% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 115 107
3 .40% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 315 302
Discovery Communications LLC , 3 .63% , 5/15/30 , Callable 2/15/30 @ 100 .............. 94 76
Paramount Global
4 .00% , 1/15/26 , Callable 10/15/25 @ 100 ................................. 34 34
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 94 91
T-Mobile US, Inc.
3 .75% , 4/15/27 , Callable 2/15/27 @ 100 .................................. 234 232
2 .55% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 75 67
5 .15% , 4/15/34 , Callable 1/15/34 @ 100 .................................. 115 116
Verizon Communications, Inc.
4 .33% , 9/21/28 .................................................... 181 182
1 .75% , 1/20/31 , Callable 10/20/30 @ 100 ................................. 109 94
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 101 91
Warnermedia Holdings, Inc. , 4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................ 64 48
2,293
Consumer Discretionary (1.7%):
AutoNation, Inc. , 5 .89% , 3/15/35 , Callable 12/15/34 @ 100 ........................ 96 97
AutoZone, Inc. , 4 .75% , 8/1/32 , Callable 5/1/32 @ 100 ............................ 56 56
Brunswick Corp.
5 .85% , 3/18/29 , Callable 2/18/29 @ 100 .................................. 52 54
4 .40% , 9/15/32 , Callable 6/15/32 @ 100 .................................. 29 27
Choice Hotels International, Inc. , 5 .85% , 8/1/34 , Callable 5/1/34 @ 100 ................ 50 50
General Motors Financial Co., Inc. , 5 .85% , 4/6/30 , Callable 2/6/30 @ 100 .............. 127 131
Genuine Parts Co.
6 .50% , 11/1/28 , Callable 10/1/28 @ 100 .................................. 82 87
2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 51 44
Las Vegas Sands Corp. , 3 .90% , 8/8/29 , Callable 5/8/29 @ 100 ....................... 160 152
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 ............................. 87 90
Lowe's Cos., Inc.
2 .63% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 135 122
5 .00% , 4/15/33 , Callable 1/15/33 @ 100 .................................. 66 67
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 115 105
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 7/13/25 @ 100.94 (a) .......................... 83 80
O'Reilly Automotive, Inc.
3 .60% , 9/1/27 , Callable 6/1/27 @ 100 .................................... 148 146
4 .20% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 66 65
5 .00% , 8/19/34 , Callable 5/19/34 @ 100 .................................. 99 98
PulteGroup, Inc.
5 .00% , 1/15/27 , Callable 10/15/26 @ 100 ................................. 89 90
6 .38% , 5/15/33 .................................................... 41 44
Tapestry, Inc. , 5 .50% , 3/11/35 , Callable 12/11/34 @ 100 ........................... 89 89
The Home Depot, Inc. , 1 .38% , 3/15/31 , Callable 12/15/30 @ 100 .................... 90 76
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 94 82
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 58 59
1,911

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Staples (1.8%):
BAT Capital Corp.
3 .22% , 9/6/26 , Callable 7/6/26 @ 100 .................................... $ 164 $ 162
6 .42% , 8/2/33 , Callable 5/2/33 @ 100 .................................... 51 55
Bunge Ltd. Finance Corp.
3 .25% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 93 92
3 .75% , 9/25/27 , Callable 6/25/27 @ 100 .................................. 93 92
2 .75% , 5/14/31 , Callable 2/14/31 @ 100 .................................. 33 30
Church & Dwight Co., Inc. , 5 .60% , 11/15/32 , Callable 8/15/32 @ 100 ................. 70 74
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 149 129
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 109 111
Keurig Dr. Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 155 153
4 .05% , 4/15/32 , Callable 1/15/32 @ 100 .................................. 58 56
Kraft Heinz Foods Co. , 4 .25% , 3/1/31 , Callable 12/1/30 @ 100 ...................... 58 57
Mars, Inc. , 4 .80% , 3/1/30 , Callable 2/1/30 @ 100 (a) .............................. 223 226
McCormick & Co., Inc. , 3 .40% , 8/15/27 , Callable 5/15/27 @ 100 .................... 114 112
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 125 127
5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .................................. 73 75
Sysco Corp. , 3 .30% , 7/15/26 , Callable 4/15/26 @ 100 ............................. 113 112
The Campbell's Co. , 4 .15% , 3/15/28 , Callable 12/15/27 @ 100 ...................... 113 113
The J.M. Smucker Co.
5 .90% , 11/15/28 , Callable 10/15/28 @ 100 ................................. 145 152
6 .20% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 75 80
The Kroger Co. , 5 .00% , 9/15/34 , Callable 6/15/34 @ 100 .......................... 33 33
2,041
Energy (2.3%):
APA Corp. , 4 .38% , 10/15/28 , Callable 7/15/28 @ 100 (a) ........................... 154 148
ConocoPhillips Co. , 5 .90% , 10/15/32 ......................................... 51 55
Coterra Energy, Inc. , 5 .40% , 2/15/35 , Callable 11/15/34 @ 100 ...................... 146 145
DCP Midstream Operating LP
5 .63% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 109 111
3 .25% , 2/15/32 , Callable 8/15/31 @ 100 .................................. 63 56
Duke Energy Carolinas LLC , 6 .00% , 12/1/28 ................................... 156 165
Eastern Energy Gas Holdings LLC , 5 .80% , 1/15/35 , Callable 10/15/34 @ 100 ........... 83 86
Energy Transfer LP
4 .20% , 4/15/27 , Callable 1/15/27 @ 100 .................................. 111 111
6 .55% , 12/1/33 , Callable 9/1/33 @ 100 ................................... 77 84
Enterprise Products Operating LLC , 4 .95% , 2/15/35 , Callable 11/15/34 @ 100 ........... 89 89
Helmerich & Payne, Inc. , 5 .50% , 12/1/34 , Callable 9/1/34 @ 100 (a) .................. 59 54
HF Sinclair Corp. , 6 .25% , 1/15/35 , Callable 10/15/34 @ 100 ........................ 99 101
Kinder Morgan, Inc.
1 .75% , 11/15/26 , Callable 10/15/26 @ 100 ................................. 95 92
4 .30% , 3/1/28 , Callable 12/1/27 @ 100 ................................... 89 89
5 .20% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 62 62
MPLX LP , 4 .95% , 9/1/32 , Callable 6/1/32 @ 100 ................................ 68 67
ONEOK, Inc. , 5 .05% , 11/1/34 , Callable 8/1/34 @ 100 ............................. 58 56
Patterson-UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 41 42
Phillips 66 Co. , 3 .15% , 12/15/29 , Callable 9/15/29 @ 100 .......................... 119 113
Plains All American Pipeline LP/PAA Finance Corp.
3 .55% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 152 145
3 .80% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 158 151
Shell Finance US, Inc. , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ....................... 65 61
South Bow USA Infrastructure Holdings LLC , 5 .58% , 10/1/34 , Callable 7/1/34 @ 100 (a) ... 66 65
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5 .00% , 1/15/28 , Callable 8/2/25 @ 100.83 ................................. 105 105
5 .50% , 3/1/30 , Callable 7/13/25 @ 102.75 ................................. 58 59
Valero Energy Corp. , 5 .15% , 2/15/30 , Callable 1/15/30 @ 100 ....................... 115 117

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... $ 66 $ 63
6 .15% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 71 74
2,566
Financials (11.0%):
Ally Financial, Inc. , 7 .10% , 11/15/27 , Callable 10/15/27 @ 100 ...................... 53 56
Amcor Finance USA, Inc.
3 .63% , 4/28/26 , Callable 1/28/26 @ 100 .................................. 54 54
4 .50% , 5/15/28 , Callable 2/15/28 @ 100 .................................. 89 89
American Express Co.
5 .10% ( SOFR + 100 bps ) , 2/16/28 , Callable 2/16/27 @ 100 (b) .................... 50 51
4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (b) .................... 57 57
5 .28% ( SOFR + 142 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (b) .................... 99 100
American Honda Finance Corp. , 4 .60% , 4/17/30 ................................. 73 73
Aon Corp./Aon Global Holdings PLC
2 .85% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 154 150
4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ................................. 133 134
5 .00% , 9/12/32 , Callable 6/12/32 @ 100 .................................. 66 67
Athene Holding Ltd. , 4 .13% , 1/12/28 , Callable 10/12/27 @ 100 ...................... 162 160
Bank of America Corp.
6 .22% , 9/15/26 .................................................... 172 176
5 .93% ( SOFR + 134 bps ) , 9/15/27 , Callable 9/15/26 @ 100 (b) .................... 238 242
4 .18% , 11/25/27 , Callable 11/25/26 @ 100 , MTN ............................ 265 264
3 .42% ( TSFR3M + 130 bps ) , 12/20/28 , Callable 12/20/27 @ 100 (b) ................ 113 110
2 .69% ( SOFR + 132 bps ) , 4/22/32 , Callable 4/22/31 @ 100 (b) .................... 192 172
5 .29% ( SOFR + 191 bps ) , 4/25/34 , Callable 4/25/33 @ 100 (b) .................... 372 380
Blue Owl Credit Income Corp. , 4 .70% , 2/8/27 , Callable 1/8/27 @ 100 ................. 125 124
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 53 56
Brown & Brown, Inc.
5 .65% , 6/11/34 , Callable 3/11/34 @ 100 .................................. 16 16
5 .55% , 6/23/35 , Callable 3/23/35 @ 100 .................................. 55 56
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 89 88
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 134 138
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 115 112
Citigroup, Inc.
4 .13% , 7/25/28 .................................................... 63 63
3 .98% ( TSFR3M + 160 bps ) , 3/20/30 , Callable 3/20/29 @ 100 (b) .................. 74 73
4 .41% ( SOFR + 391 bps ) , 3/31/31 , Callable 3/31/30 @ 100 (b) .................... 140 139
6 .17% ( SOFR + 266 bps ) , 5/25/34 , Callable 5/25/33 @ 100 (b) .................... 94 98
Citizens Financial Group, Inc.
2 .85% , 7/27/26 , Callable 4/27/26 @ 100 .................................. 93 91
5 .84% ( SOFR + 201 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (b) .................... 175 181
Corebridge Financial, Inc. , 3 .65% , 4/5/27 , Callable 3/5/27 @ 100 .................... 145 143
Fifth Third Bancorp
2 .25% , 2/1/27 , Callable 1/1/27 @ 100 .................................... 119 115
1 .71% ( SOFR + 69 bps ) , 11/1/27 , Callable 11/1/26 @ 100 (b) ..................... 53 51
5 .63% ( SOFR + 184 bps ) , 1/29/32 , Callable 1/29/31 @ 100 (b) .................... 108 112
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (b) .................... 83 79
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 68 58
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 ......................... 63 65
First Horizon Corp. , 5 .51% ( SOFR + 177 bps ) , 3/7/31 , Callable 3/7/30 @ 100 (b) ........... 66 67
Fiserv, Inc.
3 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 160 154
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 79 82
Ford Motor Credit Co. LLC
4 .39% , 1/8/26 ..................................................... 68 68
6 .80% , 5/12/28 , Callable 4/12/28 @ 100 .................................. 145 150
General Motors Financial Co., Inc. , 2 .70% , 8/20/27 , Callable 6/20/27 @ 100 ............ 168 161
Global Payments, Inc.
4 .80% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 66 66
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 73 75
Horizon Mutual Holdings, Inc. , 6 .20% , 11/15/34 , Callable 8/15/34 @ 100 (a) ............ 58 57

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Huntington Bancshares, Inc. , 5 .02% ( SOFR + 205 bps ) , 5/17/33 , Callable 5/17/32 @ 100 (b) ... $ 58 $ 57
JPMorgan Chase & Co.
4 .13% , 12/15/26 .................................................... 280 280
1 .47% ( SOFR + 77 bps ) , 9/22/27 , Callable 9/22/26 @ 100 (b) ..................... 240 232
5 .58% ( SOFR + 116 bps ) , 4/22/30 , Callable 4/22/29 @ 100 (b) .................... 300 312
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 140 129
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (b) ...................... 106 92
6 .25% ( SOFR + 181 bps ) , 10/23/34 , Callable 10/23/33 @ 100 (b) .................. 80 87
5 .29% ( SOFR + 146 bps ) , 7/22/35 , Callable 7/22/34 @ 100 (b) .................... 66 67
KeyBank NA
3 .90% , 4/13/29 .................................................... 145 140
5 .00% , 1/26/33 , Callable 10/26/32 @ 100 ................................. 73 72
Lincoln National Corp. , 3 .05% , 1/15/30 , Callable 10/15/29 @ 100 .................... 55 52
LPL Holdings, Inc. , 5 .75% , 6/15/35 , Callable 3/15/35 @ 100 ........................ 83 84
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (b) .......... 58 57
MetLife, Inc. , 4 .55% , 3/23/30 , Callable 12/23/29 @ 100 ........................... 73 74
Morgan Stanley
4 .35% , 9/8/26 , MTN ................................................ 203 203
1 .59% ( SOFR + 88 bps ) , 5/4/27 , Callable 5/4/26 @ 100 (b) ....................... 236 230
4 .43% ( TSFR3M + 189 bps ) , 1/23/30 , Callable 1/23/29 @ 100 (b) .................. 250 249
6 .34% ( SOFR + 256 bps ) , 10/18/33 , Callable 10/18/32 @ 100 (b) .................. 141 153
5 .25% ( SOFR + 187 bps ) , 4/21/34 , Callable 4/21/33 @ 100 (b) .................... 255 260
NextEra Energy Capital Holdings, Inc.
4 .95% , 1/29/26 .................................................... 54 54
3 .55% , 5/1/27 , Callable 2/1/27 @ 100 .................................... 125 123
1 .90% , 6/15/28 , Callable 4/15/28 @ 100 .................................. 155 145
5 .25% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 45 46
Northern Trust Corp.
4 .00% , 5/10/27 , Callable 4/10/27 @ 100 .................................. 128 128
6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ................................... 51 55
PNC Bank NA , 4 .05% , 7/26/28 ............................................. 115 114
PPL Capital Funding, Inc. , 5 .25% , 9/1/34 , Callable 6/1/34 @ 100 ..................... 83 84
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 51 45
Prudential Financial, Inc. , 3 .88% , 3/27/28 , Callable 12/27/27 @ 100 , MTN .............. 111 111
Reinsurance Group of America, Inc. , 3 .90% , 5/15/29 , Callable 2/15/29 @ 100 ........... 115 113
Santander Holdings USA, Inc.
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... 108 113
5 .35% ( SOFR + 194 bps ) , 9/6/30 , Callable 9/6/29 @ 100 (b) ...................... 49 50
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (b) .......... 121 124
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 66 59
The Allstate Corp.
3 .28% , 12/15/26 , Callable 9/15/26 @ 100 ................................. 93 92
1 .45% , 12/15/30 , Callable 9/15/30 @ 100 ................................. 54 46
The Bank of New York Mellon Corp.
4 .97% ( SOFR + 109 bps ) , 3/14/30 , Callable 3/14/29 @ 100 (b) .................... 49 50
5 .83% ( SOFRINDX + 207 bps ) , 10/25/33 , Callable 10/25/32 @ 100 (b) .............. 53 56
The Charles Schwab Corp.
2 .45% , 3/3/27 , Callable 2/3/27 @ 100 .................................... 93 90
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 43 46
The Goldman Sachs Group, Inc.
1 .95% ( SOFR + 91 bps ) , 10/21/27 , Callable 10/21/26 @ 100 (b) ................... 151 146
3 .62% ( SOFR + 185 bps ) , 3/15/28 , Callable 3/15/27 @ 100 (b) .................... 129 127
6 .48% ( SOFR + 177 bps ) , 10/24/29 , Callable 10/24/28 @ 100 (b) .................. 141 150
2 .60% , 2/7/30 , Callable 11/7/29 @ 100 ................................... 205 190
3 .10% ( SOFR + 141 bps ) , 2/24/33 , Callable 2/24/32 @ 100 (b) .................... 140 126
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 200 208
The PNC Financial Services Group, Inc.
6 .62% ( SOFRINDX + 173 bps ) , 10/20/27 , Callable 10/20/26 @ 100 (b) .............. 119 122
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 74 69
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (b) .................... 108 114
5 .68% ( SOFR + 190 bps ) , 1/22/35 , Callable 1/22/34 @ 100 (b) .................... 68 71
Toyota Motor Credit Corp. , 4 .80% , 1/5/34 , MTN ................................ 105 105

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Truist Financial Corp.
1 .89% ( SOFR + 86 bps ) , 6/7/29 , Callable 6/7/28 @ 100 , MTN (b) .................. $ 148 $ 138
5 .43% ( SOFR + 162 bps ) , 1/24/30 , Callable 1/24/29 @ 100 (b) .................... 214 220
5 .12% ( SOFR + 185 bps ) , 1/26/34 , Callable 1/26/33 @ 100 (b) .................... 109 109
U.S. Bancorp
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 78 77
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... 191 198
4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) .................... 58 57
4 .84% ( SOFR + 160 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (b) ...................... 58 57
Wells Fargo & Co.
4 .10% , 6/3/26 , MTN ................................................ 88 88
5 .20% ( SOFR + 150 bps ) , 1/23/30 , Callable 1/22/29 @ 100 (b) .................... 66 68
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (b) ........... 61 57
2 .57% ( TSFR3M + 126 bps ) , 2/11/31 , Callable 2/11/30 @ 100 , MTN (b) ............. 79 72
5 .50% ( SOFR + 178 bps ) , 1/23/35 , Callable 1/23/34 @ 100 (b) .................... 81 83
Willis North America, Inc. , 4 .65% , 6/15/27 , Callable 5/15/27 @ 100 .................. 129 130
12,429
Health Care (3.0%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 152 145
4 .95% , 3/15/31 , Callable 1/15/31 @ 100 .................................. 71 73
5 .05% , 3/15/34 , Callable 12/15/33 @ 100 ................................. 108 110
Agilent Technologies, Inc. , 4 .75% , 9/9/34 , Callable 6/9/34 @ 100 .................... 74 73
Amgen, Inc.
5 .25% , 3/2/30 , Callable 1/2/30 @ 100 .................................... 250 258
2 .00% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 68 58
Baxter International, Inc.
2 .60% , 8/15/26 , Callable 5/15/26 @ 100 .................................. 93 91
2 .54% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 85 74
Biogen, Inc. , 5 .75% , 5/15/35 , Callable 2/15/35 @ 100 ............................. 115 118
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 115 113
Bristol-Myers Squibb Co.
3 .45% , 11/15/27 , Callable 8/15/27 @ 100 .................................. 135 133
5 .10% , 2/22/31 , Callable 12/22/30 @ 100 ................................. 98 101
5 .90% , 11/15/33 , Callable 8/15/33 @ 100 .................................. 61 66
Centene Corp. , 4 .25% , 12/15/27 , Callable 7/18/25 @ 100.71 ........................ 152 150
CVS Health Corp.
3 .63% , 4/1/27 , Callable 2/1/27 @ 100 .................................... 111 110
1 .30% , 8/21/27 , Callable 6/21/27 @ 100 .................................. 124 116
1 .75% , 8/21/30 , Callable 5/21/30 @ 100 .................................. 78 67
5 .30% , 6/1/33 , Callable 3/1/33 @ 100 .................................... 61 61
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 129 118
HCA, Inc.
5 .38% , 9/1/26 , Callable 3/1/26 @ 100 .................................... 119 120
4 .13% , 6/15/29 , Callable 3/15/29 @ 100 .................................. 93 91
5 .60% , 4/1/34 , Callable 1/1/34 @ 100 .................................... 43 44
Humana, Inc.
5 .75% , 12/1/28 , Callable 11/1/28 @ 100 .................................. 107 111
5 .55% , 5/1/35 , Callable 2/1/35 @ 100 .................................... 113 114
Pfizer, Inc.
2 .63% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 94 87
1 .75% , 8/18/31 , Callable 5/18/31 @ 100 .................................. 89 77
Revvity, Inc.
3 .30% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 95 90
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 51 45
Solventum Corp.
5 .45% , 2/25/27 , Callable 1/25/27 @ 100 .................................. 119 121
5 .40% , 3/1/29 , Callable 2/1/29 @ 100 .................................... 85 88
5 .60% , 3/23/34 , Callable 12/23/33 @ 100 ................................. 103 106
The Cigna Group
3 .40% , 3/1/27 , Callable 12/1/26 @ 100 ................................... 145 143
2 .40% , 3/15/30 , Callable 12/15/29 @ 100 ................................. 108 99

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Universal Health Services, Inc.
2 .65% , 10/15/30 , Callable 7/15/30 @ 100 ................................. $ 51 $ 45
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 53 45
3,461
Industrials (2.4%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 66 58
AGCO Corp. , 5 .80% , 3/21/34 , Callable 12/21/33 @ 100 ........................... 64 65
Air Lease Corp.
3 .00% , 2/1/30 , Callable 11/1/29 @ 100 , MTN .............................. 61 57
2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 64 57
American Airlines Pass Through Trust , 3 .58% , 1/15/28 ............................ 30 29
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 85 79
Carrier Global Corp.
2 .49% , 2/15/27 , Callable 12/15/26 @ 100 ................................. 131 128
2 .72% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 85 79
Delta Air Lines, Inc. , 5 .25% , 7/10/30 , Callable 6/10/30 @ 100 ....................... 100 101
FedEx Corp.
3 .40% , 2/15/28 , Callable 11/15/27 @ 100 (a) ................................ 90 88
4 .90% , 1/15/34 (a) .................................................. 45 44
Fortune Brands Innovations, Inc. , 3 .25% , 9/15/29 , Callable 6/15/29 @ 100 .............. 167 158
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 82 71
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 109 112
Hubbell, Inc. , 3 .50% , 2/15/28 , Callable 11/15/27 @ 100 ........................... 115 113
Leidos, Inc.
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 78 81
5 .50% , 3/15/35 , Callable 12/15/34 @ 100 ................................. 41 42
Otis Worldwide Corp. , 2 .57% , 2/15/30 , Callable 11/15/29 @ 100 ..................... 94 87
Quanta Services, Inc. , 2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ....................... 85 78
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 ...................... 59 62
RTX Corp.
4 .13% , 11/16/28 , Callable 8/16/28 @ 100 .................................. 144 143
2 .25% , 7/1/30 , Callable 4/1/30 @ 100 .................................... 98 89
Ryder System, Inc.
2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ............................... 115 112
5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ............................... 186 191
The Boeing Co.
6 .26% , 5/1/27 , Callable 4/1/27 @ 100 .................................... 190 195
5 .15% , 5/1/30 , Callable 2/1/30 @ 100 .................................... 75 76
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 63 59
The Timken Co. , 4 .50% , 12/15/28 , Callable 9/15/28 @ 100 ......................... 113 113
Union Pacific Corp.
6 .63% , 2/1/29 ..................................................... 103 111
2 .80% , 2/14/32 , Callable 12/15/31 @ 100 ................................. 84 76
2,754
Information Technology (2.8%):
Arrow Electronics, Inc. , 3 .88% , 1/12/28 , Callable 10/12/27 @ 100 .................... 165 162
Autodesk, Inc.
3 .50% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 113 112
2 .40% , 12/15/31 , Callable 9/15/31 @ 100 ................................. 89 78
Broadcom, Inc.
4 .11% , 9/15/28 , Callable 6/15/28 @ 100 .................................. 145 144
4 .75% , 4/15/29 , Callable 1/15/29 @ 100 .................................. 141 143
4 .15% , 11/15/30 , Callable 8/15/30 @ 100 .................................. 77 76
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 84 76
Dell International LLC/EMC Corp.
5 .25% , 2/1/28 , Callable 1/1/28 @ 100 .................................... 109 112
5 .30% , 10/1/29 , Callable 7/1/29 @ 100 ................................... 208 214
4 .85% , 2/1/35 , Callable 11/1/34 @ 100 ................................... 53 51
Hewlett Packard Enterprise Co. , 5 .00% , 10/15/34 , Callable 7/15/34 @ 100 .............. 74 72
HP, Inc. , 1 .45% , 6/17/26 , Callable 5/17/26 @ 100 ................................ 72 70

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Jabil, Inc.
4 .25% , 5/15/27 , Callable 4/15/27 @ 100 .................................. $ 89 $ 89
3 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 51 47
Keysight Technologies, Inc. , 4 .95% , 10/15/34 , Callable 7/15/34 @ 100 ................ 66 65
KLA Corp. , 4 .65% , 7/15/32 , Callable 4/15/32 @ 100 ............................. 89 90
Lam Research Corp. , 1 .90% , 6/15/30 , Callable 3/15/30 @ 100 ....................... 64 57
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 168 160
Micron Technology, Inc. , 6 .05% , 11/1/35 , Callable 8/2/35 @ 100 ..................... 163 170
Motorola Solutions, Inc. , 5 .55% , 8/15/35 , Callable 5/15/35 @ 100 .................... 150 153
Oracle Corp.
1 .65% , 3/25/26 , Callable 2/25/26 @ 100 .................................. 84 82
2 .65% , 7/15/26 , Callable 4/15/26 @ 100 .................................. 252 247
2 .88% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 109 99
4 .90% , 2/6/33 , Callable 11/6/32 @ 100 ................................... 66 66
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 133 117
Synopsys, Inc. , 5 .15% , 4/1/35 , Callable 1/1/35 @ 100 ............................. 78 79
TSMC Arizona Corp.
3 .88% , 4/22/27 , Callable 3/22/27 @ 100 .................................. 149 148
2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ................................. 67 60
Workday, Inc.
3 .70% , 4/1/29 , Callable 2/1/29 @ 100 .................................... 115 112
3 .80% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 61 57
3,208
Materials (0.8%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 20 20
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 62 57
Avery Dennison Corp. , 4 .88% , 12/6/28 , Callable 9/6/28 @ 100 ...................... 109 111
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP , 4 .75% , 5/15/30 ,
Callable 4/15/30 @ 100 (a) ............................................ 83 84
Freeport-McMoRan, Inc. , 4 .63% , 8/1/30 , Callable 8/2/25 @ 102.31 ................... 134 133
Huntsman International LLC , 5 .70% , 10/15/34 , Callable 7/15/34 @ 100 ................ 41 38
LYB International Finance III LLC
2 .25% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 51 45
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 59 60
Packaging Corp. of America , 3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................ 115 113
Reliance, Inc. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 ............................ 64 57
The Dow Chemical Co. , 2 .10% , 11/15/30 , Callable 8/15/30 @ 100 .................... 69 61
Vulcan Materials Co. , 5 .35% , 12/1/34 , Callable 9/1/34 @ 100 ....................... 83 84
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 51 45
908
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc.
3 .80% , 4/15/26 , Callable 2/15/26 @ 100 .................................. 68 67
5 .50% , 10/1/35 , Callable 7/1/35 @ 100 ................................... 50 51
Boston Properties LP , 2 .55% , 4/1/32 , Callable 1/1/32 @ 100 ........................ 85 72
CBRE Services, Inc.
5 .50% , 4/1/29 , Callable 3/1/29 @ 100 .................................... 103 106
5 .50% , 6/15/35 , Callable 3/15/35 @ 100 .................................. 49 49
Crown Castle, Inc.
4 .30% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 135 133
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 79 69
DOC DR LLC , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ............................ 65 57
ERP Operating LP
2 .85% , 11/1/26 , Callable 8/1/26 @ 100 ................................... 131 129
3 .00% , 7/1/29 , Callable 4/1/29 @ 100 .................................... 168 160
GLP Capital LP/GLP Financing II, Inc.
5 .38% , 4/15/26 , Callable 1/15/26 @ 100 .................................. 54 54
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 51 45
5 .63% , 9/15/34 , Callable 6/15/34 @ 100 .................................. 16 16
Highwoods Realty LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ....................... 54 47

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. $ 123 $ 116
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 78 72
Kilroy Realty LP , 3 .05% , 2/15/30 , Callable 11/15/29 @ 100 ........................ 125 113
Kimco Realty OP LLC , 4 .85% , 3/1/35 , Callable 12/1/34 @ 100 ...................... 115 113
Phillips Edison Grocery Center Operating Partnership LP , 4 .95% , 1/15/35 , Callable 10/15/34 @
100 ............................................................. 74 72
Regency Centers LP
3 .60% , 2/1/27 , Callable 11/1/26 @ 100 ................................... 162 161
2 .95% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 49 46
Simon Property Group LP , 2 .20% , 2/1/31 , Callable 11/1/30 @ 100 .................... 95 84
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 8/2/25 @ 102.06 (a) ..... 115 110
1,942
Utilities (2.2%):
AEP Texas, Inc. , 3 .95% , 6/1/28 , Callable 3/1/28 @ 100 ............................ 115 114
Ameren Corp. , 1 .95% , 3/15/27 , Callable 2/15/27 @ 100 ........................... 119 115
Arizona Public Service Co.
2 .60% , 8/15/29 , Callable 5/15/29 @ 100 .................................. 121 113
5 .55% , 8/1/33 , Callable 5/1/33 @ 100 .................................... 71 73
DTE Electric Co. , 5 .20% , 4/1/33 , Callable 1/1/33 @ 100 ........................... 89 91
Duke Energy Carolinas LLC , 3 .95% , 11/15/28 , Callable 8/15/28 @ 100 ................ 111 111
Duke Energy Corp. , 2 .65% , 9/1/26 , Callable 6/1/26 @ 100 ......................... 148 145
Duke Energy Florida LLC , 3 .80% , 7/15/28 , Callable 4/15/28 @ 100 .................. 66 65
Entergy Corp.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 .................................... 138 136
2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ................................... 104 92
Entergy Louisiana LLC , 3 .12% , 9/1/27 , Callable 6/1/27 @ 100 ...................... 115 112
Exelon Corp. , 4 .05% , 4/15/30 , Callable 1/15/30 @ 100 ............................ 213 210
Florida Power & Light Co.
3 .30% , 5/30/27 , Callable 2/28/27 @ 100 .................................. 124 122
2 .45% , 2/3/32 , Callable 11/3/31 @ 100 ................................... 69 61
ITC Holdings Corp. , 3 .35% , 11/15/27 , Callable 8/15/27 @ 100 ...................... 138 135
MidAmerican Energy Co. , 3 .65% , 4/15/29 , Callable 1/15/29 @ 100 ................... 115 113
Oncor Electric Delivery Co. LLC , 5 .75% , 3/15/29 , Callable 12/15/28 @ 100 ............ 104 109
Piedmont Natural Gas Co., Inc. , 3 .50% , 6/1/29 , Callable 3/1/29 @ 100 ................. 119 115
The Southern Co.
3 .25% , 7/1/26 , Callable 4/1/26 @ 100 .................................... 88 87
3 .70% , 4/30/30 , Callable 1/30/30 @ 100 .................................. 79 76
5 .70% , 10/15/32 , Callable 4/15/32 @ 100 ................................. 53 56
Union Electric Co.
2 .95% , 6/15/27 , Callable 3/15/27 @ 100 .................................. 85 83
2 .15% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 64 55
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 99 86
2,475
Total Corporate Bonds (Cost $35,475)
a
a
a
35,988
Yankee Dollars (4.9%)
Communication Services (0.2%):
Rogers Communications, Inc.
5 .00% , 2/15/29 , Callable 1/15/29 @ 100 .................................. 132 134
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 73 68
202
Consumer Staples (0.1%):
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
5 .50% , 1/15/30 , Callable 5/16/25 @ – .................................... 15 15
5 .75% , 4/1/33 , Callable 1/1/33 @ 100 .................................... 70 72
87
Energy (0.1%):
Canadian Natural Resources Ltd. , 5 .40% , 12/15/34 , Callable 9/15/34 @ 100 (a) ........... 83 82

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Shell International Finance BV , 2 .75% , 4/6/30 , Callable 1/6/30 @ 100 ................. $ 25 $ 24
106
Financials (3.6%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1 .75% , 1/30/26 , Callable 12/30/25 @ 100 ................................. 56 55
3 .00% , 10/29/28 , Callable 8/29/28 @ 100 ................................. 194 185
3 .30% , 1/30/32 , Callable 10/30/31 @ 100 ................................. 51 46
Banco Santander SA
2 .96% , 3/25/31 .................................................... 63 58
6 .92% , 8/8/33 ..................................................... 84 91
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (b) ................ 118 114
4 .84% , 5/9/28 , Callable 5/7/27 @ 100 .................................... 146 146
5 .09% ( US0003M + 305 bps ) , 6/20/30 , Callable 6/20/29 @ 100 (b) (c) ............... 56 56
6 .22% ( SOFR + 298 bps ) , 5/9/34 , Callable 5/9/33 @ 100 (b) ...................... 77 82
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 99 89
Deutsche Bank AG
5 .37% , 9/9/27 ..................................................... 109 112
6 .82% ( SOFR + 251 bps ) , 11/20/29 , Callable 11/20/28 @ 100 (b) .................. 141 150
7 .08% ( SOFR + 365 bps ) , 2/10/34 , Callable 11/10/32 @ 100 (b) ................... 53 57
HSBC Holdings PLC
2 .25% ( SOFR + 110 bps ) , 11/22/27 , Callable 11/22/26 @ 100 (b) .................. 207 201
6 .16% ( SOFR + 197 bps ) , 3/9/29 , Callable 3/9/28 @ 100 (b) ...................... 145 151
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (b) .................... 214 199
7 .40% ( SOFR + 302 bps ) , 11/13/34 , Callable 11/13/33 @ 100 (b) .................. 59 66
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (b) ................... 135 132
5 .87% ( H15T1Y + 170 bps ) , 3/6/29 , Callable 3/6/28 @ 100 (b) .................... 208 215
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 48 55
5 .68% ( H15T1Y + 175 bps ) , 1/5/35 , Callable 1/5/34 @ 100 (b) .................... 73 75
Mitsubishi UFJ Financial Group, Inc.
5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @ 100 (b) .................. 109 110
5 .35% ( H15T1Y + 190 bps ) , 9/13/28 , Callable 9/13/27 @ 100 (b) .................. 158 161
3 .74% , 3/7/29 ..................................................... 155 152
NatWest Group PLC
4 .89% ( US0003M + 175 bps ) , 5/18/29 , Callable 5/18/28 @ 100 (b) (c) ............... 153 154
5 .08% ( US0003M + 191 bps ) , 1/27/30 , Callable 1/27/29 @ 100 (b) (c) ............... 140 142
Pfizer Investment Enterprises Pte Ltd. , 4 .45% , 5/19/28 , Callable 4/19/28 @ 100 .......... 147 148
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (b) ........................................................... 64 57
Sumitomo Mitsui Financial Group, Inc.
2 .47% , 1/14/29 .................................................... 145 136
2 .22% , 9/17/31 .................................................... 82 71
5 .77% , 1/13/33 .................................................... 63 66
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 68 68
5 .13% ( SOFR + 107 bps ) , 2/14/31 , Callable 2/14/30 @ 100 (b) .................... 155 158
The Toronto-Dominion Bank , 3 .62% ( USSW5 + 221 bps ) , 9/15/31 , Callable 9/15/26 @ 100 (b) . 108 107
UBS AG
1 .25% , 6/1/26 ..................................................... 72 70
5 .65% , 9/11/28 ..................................................... 139 145
Westpac Banking Corp. , 4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (b) 56 56
4,136
Health Care (0.2%):
Royalty Pharma PLC
1 .75% , 9/2/27 , Callable 7/2/27 @ 100 .................................... 95 90
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 70 60
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 65 57
207
Industrials (0.3%):
Aircastle Ltd. , 4 .25% , 6/15/26 , Callable 4/15/26 @ 100 ............................ 68 68

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Pentair Finance SARL
4 .50% , 7/1/29 , Callable 4/1/29 @ 100 .................................... $ 113 $ 113
5 .90% , 7/15/32 , Callable 4/15/32 @ 100 .................................. 53 55
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 53 55
291
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc.
4 .30% , 6/18/29 , Callable 3/18/29 @ 100 .................................. 162 160
5 .00% , 1/15/33 , Callable 10/15/32 @ 100 ................................. 105 105
265
Materials (0.2%):
ArcelorMittal SA
4 .25% , 7/16/29 .................................................... 162 160
6 .80% , 11/29/32 , Callable 8/29/32 @ 100 .................................. 68 75
235
Total Yankee Dollars (Cost $5,447)
a
a
a
5,529
U.S. Treasury Obligations (62.1%)
U.S. Treasury Bonds
4 .50% , 2/15/36 .................................................... 3,835 3,931
4 .25% , 5/15/39 .................................................... 552 537
2 .50% , 2/15/45 .................................................... 3,614 2,544
1 .63% , 11/15/50 .................................................... 12,080 6,367
2 .88% , 5/15/52 .................................................... 5,729 4,034
4 .25% , 2/15/54 .................................................... 5,228 4,771
U.S. Treasury Notes
3 .63% , 5/31/28 .................................................... 5,559 5,547
1 .88% , 2/28/29 .................................................... 8,895 8,336
3 .75% , 6/30/30 .................................................... 7,359 7,341
3 .75% , 12/31/30 .................................................... 5,765 5,737
4 .13% , 3/31/31 .................................................... 3,548 3,593
2 .88% , 5/15/32 .................................................... 3,952 3,688
4 .13% , 11/15/32 .................................................... 5,250 5,286
4 .50% , 11/15/33 .................................................... 3,394 3,487
4 .00% , 2/15/34 .................................................... 5,244 5,191
Total U.S. Treasury Obligations (Cost $69,992)
a
a
a
70,390
Total Investments (Cost $110,914) — 98.7% 111,907
Other assets in excess of liabilities —  1.3% 1,471
NET ASSETS - 100.00% $ 113,378
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $1,114
(thousands) and amounted to 1.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2025.
(c) Securities referencing LIBOR are expected to transition to an alternative reference rate by the security's next scheduled coupon reset date.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2025.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2025.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2025.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2025, based on the last reset date of the security.

Victory Portfolios II
VictoryShares WestEnd Economic Cycle Bond ETF

Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2025.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of June 30, 2025.

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Pioneer Asset-Based Income ETF
94
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
U.S. Treasury Obligations (59.9%)
U.S. Treasury Bills
2 .78% , 7/3/25 ..................................................... $ 750 $ 750
3 .77% , 7/10/25 .................................................... 750 749
Total U.S. Treasury Obligations (Cost $1,499)
a
a
a
1,499
Total Investments (Cost $1,499) — 59.9% 1,499
Other assets in excess of liabilities —  40.1% 1,002
NET ASSETS - 100.00% $ 2,501

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Short-Term Bond
ETF
VictoryShares
Core Intermediate
Bond ETF
VictoryShares
Core Plus
Intermediate Bond
ETF
Assets:
Investments, at value (Cost $1,272,378, $2,390,016 and $1,060,715) $ 1,287,021(a) $ 2,337,795(b) $ 1,062,509(c)
Cash 15,895 133 2,340
Deposit with broker for futures contracts — 46 1,673
Receivables:
Interest and securities lending income 9,000 18,955 7,612
Capital shares issued 3 — 2
Investments sold — 2,112 466
From Adviser — — 41
Variation margin on open futures contracts — — 274
Prepaid expenses 6 13 4
Total Assets 1,311,925 2,359,054 1,074,921
Liabilities:
Payables:
Collateral received on loaned securities 5,873 3,883 5,108
Investments purchased 16,363 11,737 46,233
Accrued expenses and other payables:
Investment advisory fees 258 569 251
Administration fees 56 103 15
Custodian fees 13 25 9
Compliance fees 1 2 1
Trustees' fees —(d) 1 —(d)
Other accrued expenses 119 121 97
Total Liabilities 22,683 16,441 51,714
Commitments and contingencies (Note 5 )
Net Assets:
Capital 1,280,078 2,449,250 1,042,855
Total accumulated earnings (loss) 9,164 (106,637) (19,648)
Net Assets $ 1,289,242 $ 2,342,613 $ 1,023,207
Shares outstanding (unlimited shares authorized, no par value): 25,400 49,800 46,900
Net asset value: $ 50.76 $ 47.04 $ 21.82
(a) Includes $5,701 thousand of securities on loan.
(b) Includes $3,819 thousand of securities on loan.
(c) Includes $4,917 thousand of securities on loan.
(d) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd
Economic Cycle
Bond ETF
VictoryShares
Pioneer Asset-
Based Income
ETF
Assets:
Investments, at value (Cost $148,734, $110,914 and $1,499) $ 139,089(a) $ 111,907 $ 1,499
Cash 377 567 1,002
Receivables:
Interest and securities lending income 1,527 951 1
Investments sold 216 — —
From Adviser 4 12 31
Prepaid expenses 1 —(b) —
Total Assets 141,214 113,437 2,533
Liabilities:
Payables:
Collateral received on loaned securities 950 — —
Investments purchased 222 — —
Accrued expenses and other payables:
Investment advisory fees 40 32 —(b)
Administration fees 2 2 —(b)
Custodian fees 2 1 —(b)
Compliance fees —(b) —(b) —(b)
Trustees' fees —(b) —(b) —(b)
Other accrued expenses 19 24 32
Total Liabilities 1,235 59 32
Commitments and contingencies (Note 5 )
Net Assets:
Capital 156,112 112,228 2,500
Total accumulated earnings (loss) (16,133) 1,150 1
Net Assets $ 139,979 $ 113,378 $ 2,501
Shares outstanding (unlimited shares authorized, no par value): 6,525 4,500 100
Net asset value: $ 21.45 $ 25.20 $ 25.01
(a) Includes $912 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Short-Term Bond
ETF
VictoryShares Core
Intermediate Bond
ETF
VictoryShares Core
Plus Intermediate
Bond ETF
Investment Income:
Interest $ 48,607 $ 101,316 $ 28,209
Securities lending (net of fees) 29 71 19
Total Income 48,636 101,387 28,228
Expenses:
Investment advisory fees 2,303 6,945 1,921
Administration fees 500 1,256 293
Sub-Administration fees 27 27 29
Custodian fees 47 111 34
Trustees' fees 43 119 26
Compliance fees 7 19 4
Legal and audit fees 61 129 41
Line of credit fees — 1 —
Printing fees 49 77 34
Other expenses 106 115 105
Total Expenses 3,143 8,799 2,487
Expenses waived/reimbursed by Adviser — — (285)
Net Expenses 3,143 8,799 2,202
Net Investment Income (Loss) 45,493 92,588 26,026
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 804 (11,456) (2,379)
Net realized gains (losses) from futures contracts — — (531)
Net realized gains (losses) from in-kind redemptions — (15,378) —
Net change in unrealized appreciation/depreciation on investment securities 13,451 68,062 13,124
Net change in unrealized appreciation/depreciation on futures contracts — — 636
Net realized/unrealized gains (losses) on investments 14,255 41,228 10,850
Change in net assets resulting from operations $ 59,748 $ 133,816 $ 36,876

Statements of Operations
For the Period Ended June 30, 2025

See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Corporate Bond
ETF
VictoryShares
WestEnd Economic
Cycle Bond ETF
VictoryShares
Pioneer Asset-
Based Income
ETF(a)
Investment Income:
Interest $ 6,035 $ 2,970 $ 1
Securities lending (net of fees) 17 —(b) —
Total Income 6,052 2,970 1
Expenses:
Investment advisory fees 482 229 —(b)
Administration fees 74 35 —(b)
Sub-Administration fees 20 20 2
Custodian fees 10 5 —(b)
Trustees' fees 9 4 —(b)
Compliance fees 1 1 —(b)
Legal and audit fees 16 35 25
Printing fees 11 14 4
Other expenses 19 23 —(b)
Total Expenses 642 366 31
Expenses waived/reimbursed by Adviser (90) (104) (31)
Net Expenses 552 262 —(b)
Net Investment Income (Loss) 5,500 2,708 1
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (737) (164) —
Net change in unrealized appreciation/depreciation on investment securities 4,499 1,475 —
Net realized/unrealized gains (losses) on investments 3,762 1,311 —
Change in net assets resulting from operations $ 9,262 $ 4,019 $ 1
(a) Commencement of operations on June 26, 2025.
(b) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares Short-Term Bond
ETF
VictoryShares Core Intermediate
Bond ETF
VictoryShares Core Plus
Intermediate Bond ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 45,493 $ 28,381 $ 92,588 $ 64,944 $ 26,026 $ 12,471
Net realized gains (losses) 804 (3,537) (26,834) (21,429) (2,910) (5,464)
Net change in unrealized appreciation/
depreciation 13,451 14,554 68,062 23,902 13,760 5,069
Change in net assets resulting from
operations 59,748 39,398 133,816 67,417 36,876 12,076
Change in net assets resulting from
distributions to shareholders (43,315) (29,048) (90,873) (64,376) (24,131) (12,367)
Change in net assets resulting from capital
transactions 635,583 104,123 232,163 606,786 659,220 137,689
Change in net assets 652,016 114,473 275,106 609,827 671,965 137,398
Net Assets:
Beginning of period 637,226 522,753 2,067,507 1,457,680 351,242 213,844
End of period $ 1,289,242 $ 637,226 $ 2,342,613 $ 2,067,507 $ 1,023,207 $ 351,242
Capital Transactions:
Proceeds from shares issued $ 635,583 $ 145,724 $ 520,499 $ 648,480 $ 661,373 $ 137,689
Cost of shares redeemed — (41,601) (288,336) (41,694) (2,153) —
Change in net assets resulting from capital
transactions $ 635,583 $ 104,123 $ 232,163 $ 606,786 $ 659,220 $ 137,689
Share Transactions:
Issued 12,600 2,950 11,100 14,150 30,550 6,475
Redeemed — (850) (6,250) (900) (100) —
Change in Shares 12,600 2,100 4,850 13,250 30,450 6,475

(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares Corporate Bond
ETF
VictoryShares WestEnd
Economic Cycle Bond ETF
VictoryShares
Pioneer Asset-
Based Income
ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
For the Period
June 21, 2024
(a)
through
June 30, 2024
For the Period
June 26, 2025
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,500 $ 4,549 $ 2,708 $ 44 $ 1
Net realized gains (losses) (737) (1,029) (164) — —
Net change in unrealized appreciation/depreciation 4,499 2,612 1,475 (481) —
Change in net assets resulting from operations 9,262 6,132 4,019 (437) 1
Change in net assets resulting from distributions to shareholders (5,478) (4,651) (2,431) — —
Change in net assets resulting from capital transactions 2,709 26,519 56,550 55,677 2,500
Change in net assets 6,493 28,000 58,138 55,240 2,501
Net Assets:
Beginning of period 133,486 105,486 55,240 — —
End of period $ 139,979 $ 133,486 $ 113,378 $ 55,240 $ 2,501
Capital Transactions:
Proceeds from shares issued $ 3,234 $ 26,519 $ 56,550 $ 55,677 $ 2,500
Cost of shares redeemed (525) — — — —
Change in net assets resulting from capital transactions $ 2,709 $ 26,519 $ 56,550 $ 55,677 $ 2,500
Share Transactions:
Issued 150 1,275 2,275 2,225 100
Redeemed (25) — — — —
Change in Shares 125 1,275 2,275 2,225 100
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
101
See notes to financial statements.
VictoryShares Short-Term Bond ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $49.78 $48.86 $48.94 $51.87 $51.22
Investment Activities:
Net investment income (loss)(a) 2.48 2.48 1.77 0.86 0.84
Net realized and unrealized gains (losses) 0.89 0.98 (0.17) (2.78) 0.93
Total from Investment Activities 3.37 3.46 1.60 (1.92) 1.77
Distributions to Shareholders from:
Net investment income (2.39) (2.54) (1.68) (0.84) (0.90)
Net realized gains — — — (0.17) (0.22)
Total Distributions (2.39) (2.54) (1.68) (1.01) (1.12)
Net Asset Value, End of Period $50.76 $49.78 $48.86 $48.94 $51.87
Total Return(b) 6.95% 7.27% 3.32% (3.73)% 3.48%
Ratios to Average Net Assets:
Net Expenses(c) 0.34% 0.35% 0.35% 0.32%(d) 0.34%(e)
Net Investment Income (Loss) 4.93% 5.03% 3.63% 1.70% 1.62%
Gross Expenses(c) 0.34% 0.35% 0.35% 0.36% 0.37%
Supplemental Data:
Net Assets at end of period (000's) $1,289,242 $637,226 $522,753 $359,737 $272,296
Portfolio Turnover(f) 33% 60% 53% 67% 80%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.02% higher.
(e) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(f) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
102
See notes to financial statements.
VictoryShares Core Intermediate Bond ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $46.00 $45.98 $47.18 $53.71 $53.67
Investment Activities:
Net investment income (loss)(a) 1.87 1.68 1.31 0.89 1.08
Net realized and unrealized gains (losses) 1.00 0.01 (1.26) (6.37) 0.27
Total from Investment Activities 2.87 1.69 0.05 (5.48) 1.35
Distributions to Shareholders from:
Net investment income (1.83) (1.67) (1.25) (0.92) (1.11)
Net realized gains — — — (0.13) (0.20)
Total Distributions (1.83) (1.67) (1.25) (1.05) (1.31)
Net Asset Value, End of Period $47.04 $46.00 $45.98 $47.18 $53.71
Total Return(b) 6.38% 3.72% 0.13% (10.35)% 2.55%
Ratios to Average Net Assets:
Net Expenses(c) 0.38% 0.39% 0.38% 0.39% 0.37%(d)
Net Investment Income (Loss) 4.00% 3.69% 2.83% 1.74% 2.01%
Gross Expenses(c) 0.38% 0.39% 0.38% 0.39% 0.41%
Supplemental Data:
Net Assets at end of period (000's) $2,342,613 $2,067,507 $1,457,680 $1,236,208 $894,333
Portfolio Turnover(e) 19% 22% 23% 24% 16%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(e) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
,Bo
VictoryShares Core Plus Intermediate Bond ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 4,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $21.35 $21.44 $21.92 $25.00
Investment Activities:
Net investment income (loss)(b) 1.02 1.00 0.87 0.38
Net realized and unrealized gains (losses) 0.42 (0.09) (0.49) (3.17)
Total from Investment Activities 1.44 0.91 0.38 (2.79)
Distributions to Shareholders from:
Net investment income (0.97) (1.00) (0.86) (0.29)
Total Distributions (0.97) (1.00) (0.86) (0.29)
Net Asset Value, End of Period $21.82 $21.35 $21.44 $21.92
Total Return(c)(d) 6.89% 4.37% 1.77% (11.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 4.73% 4.69% 4.04% 2.20%
Gross Expenses(e)(f) 0.45% 0.46% 0.45% 0.50%
Supplemental Data:
Net Assets at end of period (000's) $1,023,207 $351,242 $213,844 $213,729
Portfolio Turnover(c)(g) 51% 36% 60% 56%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
104
See notes to financial statements.
VictoryShares Corporate Bond ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
October 5,
2021(a)
through
June 30, 2022
Net Asset Value, Beginning of Period $20.86 $20.58 $20.86 $25.00
Investment Activities:
Net investment income (loss)(b) 0.85 0.80 0.67 0.37
Net realized and unrealized gains (losses) 0.58 0.30 (0.30) (4.19)
Total from Investment Activities 1.43 1.10 0.37 (3.82)
Distributions to Shareholders from:
Net investment income (0.84) (0.82) (0.65) (0.32)
Total Distributions (0.84) (0.82) (0.65) (0.32)
Net Asset Value, End of Period $21.45 $20.86 $20.58 $20.86
Total Return(c)(d) 7.05% 5.45% 1.85% (15.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%(g) 0.40%(g) 0.40%
Net Investment Income (Loss)(e) 3.99% 3.88% 3.26% 2.17%
Gross Expenses(e)(f) 0.47% 0.47% 0.46% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $139,979 $133,486 $105,486 $104,323
Portfolio Turnover(c)(h) 16% 9% 27% 9%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(h) Excludes impact of in-kind transactions.

Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd
Economic Cycle Bond ETF
Year
Ended
June 30, 2025
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $24.83 $25.00
Investment Activities:
Net investment income (loss)(b) 1.03 0.03
Net realized and unrealized gains (losses) 0.29 (0.20)
Total from Investment Activities 1.32 (0.17)
Distributions to Shareholders from:
Net investment income (0.95) —
Total Distributions (0.95) —
Net Asset Value, End of Period $25.20 $24.83
Total Return(c)(d) 5.42% (0.71)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40%
Net Investment Income (Loss)(e) 4.12% 4.03%
Gross Expenses(e)(f) 0.56% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $113,378 $55,240
Portfolio Turnover(c)(g) 35% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
106
See notes to financial statements.
VictoryShares
Pioneer Asset-
Based Income
ETF
June 26,
2025(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 0.01
Net realized and unrealized gains (losses) —(c)
Total from Investment Activities 0.01
Net Asset Value, End of Period $25.01
Total Return(d)(e) 0.04%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.70%
Net Investment Income (Loss)(f) 3.06%
Gross Expenses(f)(g) 92.28%
Supplemental Data:
Net Assets at end of period (000's) $2,501
Portfolio Turnover(d)(h) 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2025
Victory Portfolios II
107
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following six funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations June 26, 2025.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”) in the case of Short-Term Bond ETF and Core
Intermediate Bond ETF, or 25,000 shares in the case of Core Plus Intermediate Bond ETF, Corporate Bond ETF, WestEnd Economic Cycle
Bond ETF, and Pioneer Asset-Based Income ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust
Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of
Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares Short-Term Bond ETF Short-Term Bond ETF
VictoryShares Core Intermediate Bond ETF Core Intermediate Bond ETF
VictoryShares Core Plus Intermediate Bond ETF Core Plus Intermediate Bond ETF
VictoryShares Corporate Bond ETF Corporate Bond ETF
VictoryShares WestEnd Economic Cycle Bond ETF WestEnd Economic Cycle Bond ETF
VictoryShares Pioneer Asset-Based Income ETF* Pioneer Asset-Based Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
Short-Term Bond ETF .................................................. $ 100 2.00%
Core Intermediate Bond ETF ............................................. 100 2.00%
Core Plus Intermediate Bond ETF .......................................... 100 2.00%
Corporate Bond ETF ................................................... 100 2.00%
WestEnd Economic Cycle Bond ETF ........................................ 100 2.00%
Pioneer Asset-Based Income ETF .......................................... 100 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
108
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
Short-Term Bond ETF
Asset-Backed Securities ......................................... $ — $ 333,369 $ — $ 333,369
Collateralized Loan Obligations ................................... — 1,000 — 1,000
Collateralized Mortgage Obligations ................................ — 47,122 — 47,122
Senior Secured Loans ........................................... — 3,910 — 3,910
Corporate Bonds .............................................. — 441,244 — 441,244
Yankee Dollars ............................................... — 99,481 — 99,481
Municipal Bonds .............................................. — 13,349 — 13,349
U.S. Government Agency Mortgages ................................ — 8,958 — 8,958
U.S. Treasury Obligations ........................................ — 213,293 — 213,293
Commercial Paper ............................................. — 119,422 — 119,422
Collateral for Securities Loaned ................................... 5,873 — — 5,873
Total ....................................................... $ 5,873 $ 1,281,148 $ — $ 1,287,021
Core Intermediate Bond ETF
Asset-Backed Securities ......................................... — 304,694 — 304,694
Collateralized Mortgage Obligations ................................ — 122,202 — 122,202
Corporate Bonds .............................................. — 525,557 — 525,557
Yankee Dollars ............................................... — 116,768 — 116,768
Municipal Bonds .............................................. — 31,871 — 31,871

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
109
*    Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value
Level 1 Level 2 Level 3 Total
Core Intermediate Bond ETF, continued
U.S. Government Agency Mortgages ................................ $ — $ 312,943 $ — $ 312,943
U.S. Treasury Obligations ........................................ — 919,877 — 919,877
Collateral for Securities Loaned ................................... 3,883 — — 3,883
Total ....................................................... $ 3,883 $ 2,333,912 $ — $ 2,337,795
Core Plus Intermediate Bond ETF
Asset-Backed Securities ......................................... — 184,091 — 184,091
Collateralized Loan Obligations ................................... — 9,068 — 9,068
Collateralized Mortgage Obligations ................................ — 93,887 — 93,887
Senior Secured Loans ........................................... — 23,307 — 23,307
Corporate Bonds .............................................. — 191,931 — 191,931
Yankee Dollars ............................................... — 45,530 — 45,530
Municipal Bonds .............................................. — 37,337 — 37,337
U.S. Government Agency Mortgages ................................ — 171,598 — 171,598
U.S. Treasury Obligations ........................................ — 231,474 — 231,474
Commercial Paper ............................................. — 69,178 — 69,178
Collateral for Securities Loaned ................................... 5,108 — — 5,108
Total ....................................................... $ 5,108 $ 1,057,401 $ — $ 1,062,509
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 696 — — 696
Total ....................................................... $ 696 $ — $ — $ 696
Corporate Bond ETF
Corporate Bonds .............................................. — 108,976 — 108,976
Yankee Dollars ............................................... — 23,238 — 23,238
U.S. Treasury Obligations ........................................ — 5,525 — 5,525
Commercial Paper ............................................. — 400 — 400
Collateral for Securities Loaned ................................... 950 — — 950
Total ....................................................... $ 950 $ 138,139 $ — $ 139,089
WestEnd Economic Cycle Bond ETF
Corporate Bonds .............................................. — 35,988 — 35,988
Yankee Dollars ............................................... — 5,529 — 5,529
U.S. Treasury Obligations ........................................ — 70,390 — 70,390
Total ....................................................... $ — $ 111,907 $ — $ 111,907
Pioneer Asset-Based Income ETF
U.S. Treasury Obligations ........................................ — 1,499 — 1,499
Total ....................................................... $ — $ 1,499 $ — $ 1,499

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
110
of the security in determining NAV. No interest accrues to the Funds until the transaction settles and payment takes place. If the Funds own delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Collateralized Loan Obligations (“CLOs”):
CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
111
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Assets
Variation
Margin
Receivable on
Open Futures
Contracts*
Interest Rate Risk Exposure: 696,000
Core Plus Intermediate Bond ETF ........................................................................ $ 696
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Interest Rate Risk Exposure: (531,000) 636,000
Core Plus Intermediate Bond ETF ...................................................... (531) 636

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
112
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in-kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Short-Term Bond ETF ............................................. $ 5,701 $ — $ 5,873
Core Intermediate Bond ETF ........................................ 3,819 — 3,883
Core Plus Intermediate Bond ETF ..................................... 4,917 — 5,108
Corporate Bond ETF .............................................. 912 — 950

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
113
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Short-Term Bond ETF ............................................ $ 586,923 $ 263,231 $ 168,611 $ 5,342
Core Intermediate Bond ETF ....................................... 275,112 32,123 506,028 395,665
Core Plus Intermediate Bond ETF .................................... 525,415 157,128 388,175 123,946
Corporate Bond ETF ............................................. 22,066 12,575 3,075 8,878
WestEnd Economic Cycle Bond ETF .................................. 13,070 4,278 17,271 19,345
Associated with In-Kind Transactions
Purchases Sales
Core Intermediate Bond ETF ............................................................. $ 161,965 $ 272,543
WestEnd Economic Cycle Bond ETF ........................................................ 49,125 —
Short-Term Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.7
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.0
Core Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.1
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.9
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6
Core Plus Intermediate Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10.3
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.8
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Corporate Bond ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.1
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.0
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.3
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
WestEnd Economic Cycle Bond ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.4
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 60.7
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
114
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust. Prior to March 1, 2025, Foreside Fund Services, LLC served as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees. In addition, through arrangement with the fund's custodian, the
Pioneer Asset-Based Income ETF's custodian expenses are waived for the first 6 months of operations.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Flat Rate
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
In Effect Until
October 31, 2025
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2025

Core Plus Intermediate Bond ETF	0.40%
Corporate Bond ETF	0.40%
WestEnd Economic Cycle Bond ETF	0.40%
Pioneer Asset-Based Income ETF	0.70%(a)

(a)	In effect from June 26, 2025, until October 31, 2026.

Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.

As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):

	Expires 2026	Expires 2027	Expires 2028	Total
Core Plus Intermediate Bond ETF	37	79	110	226
Corporate Bond ETF	26	44	46	116
WestEnd Economic Cycle Bond ETF	—	13	83	96
Pioneer Asset-Based Income ETF	—	—	31	31

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2025, the Adviser voluntarily waived the following amounts (amounts in thousands):

	Amount
Core Plus Intermediate Bond ETF	$175
Corporate Bond ETF	44
WestEnd Economic Cycle Bond ETF	21
Pioneer Asset-Based Income ETF	—	(a)

(a)	Rounds to less than $1 thousand.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.

6. Risks:

The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.

	Short-Term Bond ETF	Core Intermediate Bond ETF	Core Plus Intermediate Bond ETF	Corporate Bond ETF	WestEnd Economic Cycle Bond ETF	Pioneer Asset-Based Income ETF
Debt Securities or Bond Risk	X	X	X	X	X	X
High-Yield Bond Risk	X	X	X	X	X	X
Asset-Backed and Mortgage-Backed Securities Risk	X	X	X		X	X
Foreign Securities Risk	X	X	X	X	X	X
Repurchase Agreement Risk					X	X
Credit Risk						X

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
116
Debt Securities or Bond Risk —  The Fund(s) are subject to the risk that the market value of the bonds in the Fund’s (or Funds’) portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond’s sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S.
Federal Reserve raise interest rates, the Fund(s) may be subject to risks associated with rising interest rates. The fixed-income securities in the
Fund’s (or Funds’) portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. The Fund(s) accept some credit risk as a recognized means to enhance an investor’s return.
High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as “junk” or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Fund’s (Funds’) values could be hurt by price declines due to actual or perceived changes in an issuer’s ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer’s continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Fund(s) may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.
Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities (“MBS” or “ABS,” respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Fund(s) may reinvest these early payments at lower interest rates, thereby reducing the Funds’ income.
These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.
Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Fund(s) invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund(s) have exposure to foreign currencies) to decline in value.
Currency exchange rates may fluctuate significantly over short periods of time.
Repurchase Agreement Risk — In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, the Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Credit Risk — The Fund(s) will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Fund(s). The Fund(s) may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund(s) may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund(s) may obtain only limited recovery or may obtain no recovery in such circumstances. The
Fund(s) typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Private Credit Risk — Entities that obtain access to credit from asset-based financing can differ from the entities that have access to traditional corporate or bank lending. In particular, entities gaining access to credit via “private credit” and other non-traditional lenders may be subject to higher levels of credit risk and may lose access to credit in an economic downturn. Privately issued securities are not traded on established markets and may be illiquid, difficult to value and subject to wide fluctuations in value. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund(s) from disposing of them promptly at reasonable prices. Private credit
Market Risk X
Private Credit Risk X

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
117
investments can range in credit quality depending on a variety of factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. In addition, there can be no assurance that the Fund’s (or Funds ’ ) Adviser will be able to secure all of the investment opportunities that it identifies for the Fund(s), or that the size of an investment opportunity available to the Fund will be as large as the Fund’s (or Funds ’ ) Adviser would desire, on account of general economic conditions, specific market developments, or other circumstances outside of the Fund’s Adviser’s control. The Fund(s) may be exposed to losses should these entities fail to perform.
7. Borrowing :
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
(a)     Rounds to less than $1 thousand.
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Core Intermediate Bond ETF ................................ $ — $ 1,200 5.88% $ 1,200
Declared Paid
Short-Term Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Core Plus Intermediate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Corporate Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Economic Cycle Bond ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Pioneer Asset-Based Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total
Accumulated
Earnings
(Loss) Capital
Core Intermediate Bond ETF .................................................................. 15,378 (15,378)
Corporate Bond ETF ........................................................................ —(a) —(a)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
118
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, callable bonds amortization, perpetual bonds, and derivatives.
During the tax year ended June 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF .................................................................... $ 43,315 $ 43,315
Core Intermediate Bond ETF ............................................................... 90,873 90,873
Core Plus Intermediate Bond ETF ............................................................ 24,131 24,131
Corporate Bond ETF ..................................................................... 5,478 5,478
WestEnd Economic Cycle Bond ETF .......................................................... 2,431 2,431
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
Short-Term Bond ETF ....................................................................... $ 29,048 $ 29,048
Core Intermediate Bond ETF .................................................................. 64,376 64,376
Core Plus Intermediate Bond ETF ............................................................... 12,367 12,367
Corporate Bond ETF ........................................................................ 4,651 4,651
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Short-Term Bond ETF .............................. $ 4,291 $ 4,291 $ (9,154) $ 14,027 $ 9,164
Core Intermediate Bond ETF ......................... 6,683 6,683 (60,833) (52,487) (106,637)
Core Plus Intermediate Bond ETF ...................... 3,056 3,056 (23,396) 692 (19,648)
Corporate Bond ETF ............................... 424 424 (6,763) (9,794) (16,133)
WestEnd Economic Cycle Bond ETF .................... 321 321 (85) 914 1,150
Pioneer Asset-Based Income ETF ...................... 1 1 — — 1
Amount
Short-Term Bond ETF ................................................................................. $ (562)
Short-Term
Amount
Long-Term
Amount Total
Short-Term Bond ETF .................................................. $ (2,003) $ (7,151) $ (9,154)
Core Intermediate Bond ETF ............................................. (6,576) (54,257) (60,833)
Core Plus Intermediate Bond ETF .......................................... (11,800) (11,596) (23,396)
Corporate Bond ETF ................................................... (2,436) (4,327) (6,763)
WestEnd Economic Cycle Bond ETF ........................................ (85) — (85)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
119
(a)     Rounds to less than $1 thousand.
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Short-Term Bond ETF ................................ $ 1,272,994 $ 15,806 $ (1,779) $ 14,027
Core Intermediate Bond ETF ........................... 2,390,282 22,458 (74,945) (52,487)
Core Plus Intermediate Bond ETF ........................ 1,061,817 10,457 (9,765) 692
Corporate Bond ETF ................................. 148,883 1,779 (11,573) (9,794)
WestEnd Economic Cycle Bond ETF ...................... 110,993 1,394 (480) 914
Pioneer Asset-Based Income ETF ........................ 1,499 — —(a) —(a)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the funds listed below (the “Funds”), as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, agent bank and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2025
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares Short-Term Bond ETF,
VictoryShares Core Intermediate
Bond ETF,
For the year ended June 30, 2025 For the years ended June 30, 2025, and 2024
For the five years ended June 30,
2025, 2024, 2023, 2022, and 2021
VictoryShares Core Plus Intermediate
Bond ETF
For the year ended June 30, 2025 For the years ended June 30, 2025, and 2024
For the years ended June 30, 2025,
2024, and 2023, and the period from
October 4, 2021 (commencement of
operations) through June 30, 2022
VictoryShares Corporate Bond ETF For the year ended June 30, 2025 For the years ended June 30, 2025, and 2024
For the years ended June 30, 2025,
2024, and 2023, and the period from
October 5, 2021 (commencement of
operations) through June 30, 2022
VictoryShares WestEnd Economic
Cycle Bond ETF
For the year ended June 30, 2025 For the year ended June 30, 2025, and the period from June 21, 2024
(commencement of operations) through June 30, 2024
VictoryShares WestEnd Economic
Cycle Bond ETF
For the period from June 26, 2025 (commencement of operations) through June 30, 2025

Victory Portfolios II

(Unaudited)
Supplemental Information — continued
June 30, 2025
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-BOND-ETF-AR (6/25)

June 30, 2025
Annual: Full Financials
VictoryShares US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios II
1
Schedules of Portfolio Investments (Form N-CSR Item 6) 3
VictoryShares US Value Momentum ETF
3
VictoryShares US Small Mid Cap Value Momentum ETF
6
VictoryShares International Value Momentum ETF
12
VictoryShares Emerging Markets Value Momentum ETF
19
VictoryShares WestEnd U.S. Sector ETF
26
VictoryShares WestEnd Global Equity ETF
33
VictoryShares Hedged Equity Income ETF
34
Financial Statements (Form N-CSR Item 7)
Statements of Assets and Liabilities
39
Statements of Operations
43
Statements of Changes in Net Assets
47
Financial Highlights
51
Notes to Financial Statements (Form N-CSR Item 7) 58
Report of Independent Registered Public Accounting Firm (Form N-CSR Item 7) 71
Supplemental Information (Unaudited)
Additional Federal Income Tax Information
72

2
Call Victory at:
866-376-7890
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
866-376-7890 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
866-376-7890. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US Value Momentum ETF
3
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.5%)
Communication Services (7.2%):
Alphabet, Inc., Class A ................................................... 6,881 $ 1,213
AT&T, Inc. ........................................................... 57,648 1,668
Charter Communications, Inc., Class A(a) ..................................... 2,474 1,011
Fox Corp., Class A ...................................................... 25,126 1,408
Meta Platforms, Inc., Class A .............................................. 1,595 1,177
Netflix, Inc.(a) ......................................................... 923 1,236
News Corp., Class A ..................................................... 60,380 1,795
Verizon Communications, Inc. .............................................. 39,391 1,705
Warner Bros Discovery, Inc.(a) ............................................. 64,501 739
11,952
Consumer Discretionary (5.8%):
Ford Motor Co. ........................................................ 111,339 1,208
General Motors Co. ..................................................... 20,605 1,014
Lennar Corp., Class A .................................................... 11,304 1,250
O'Reilly Automotive, Inc.(a) ............................................... 20,914 1,885
PulteGroup, Inc. ........................................................ 11,712 1,235
Tapestry, Inc. .......................................................... 11,041 970
The TJX Cos., Inc. ...................................................... 16,653 2,056
9,618
Consumer Staples (8.3%):
Altria Group, Inc. ....................................................... 31,206 1,830
Archer-Daniels-Midland Co. ............................................... 28,291 1,493
Casey's General Stores, Inc. ............................................... 3,224 1,645
Philip Morris International, Inc. ............................................. 7,828 1,426
Sprouts Farmers Market, Inc.(a) ............................................ 5,918 974
The Kraft Heinz Co. ..................................................... 62,648 1,617
The Kroger Co. ........................................................ 22,556 1,618
Tyson Foods, Inc., Class A ................................................ 29,619 1,657
Walmart, Inc. .......................................................... 15,461 1,512
13,772
Energy (2.9%):
Cheniere Energy, Inc. .................................................... 5,026 1,224
Kinder Morgan, Inc. ..................................................... 49,989 1,470
Marathon Petroleum Corp. ................................................ 6,310 1,048
Valero Energy Corp. ..................................................... 7,669 1,031
4,773
Financials (21.0%):
American Express Co. ................................................... 3,876 1,236
American International Group, Inc. .......................................... 19,264 1,649
Bank of America Corp. ................................................... 29,078 1,376
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,721 1,808
Capital One Financial Corp. ............................................... 4,715 1,003
Citigroup, Inc. ......................................................... 14,437 1,229
Citizens Financial Group, Inc. .............................................. 25,667 1,149
CME Group, Inc. ....................................................... 7,327 2,019
Corebridge Financial, Inc. ................................................. 29,638 1,052
First Citizens Bancshares, Inc., Class A ....................................... 500 978
Fiserv, Inc.(a) .......................................................... 6,042 1,042
Global Payments, Inc. .................................................... 12,305 985
Loews Corp. .......................................................... 19,420 1,780
M&T Bank Corp. ....................................................... 6,673 1,295
Markel Group, Inc.(a) .................................................... 793 1,584
Regions Financial Corp. .................................................. 55,796 1,312
Robinhood Markets, Inc., Class A(a) ......................................... 7,477 700
State Street Corp. ....................................................... 14,212 1,511
Synchrony Financial ..................................................... 14,210 948
The Bank of New York Mellon Corp. ......................................... 17,088 1,557
The Goldman Sachs Group, Inc. ............................................ 1,785 1,263
The Hartford Insurance Group, Inc. .......................................... 12,657 1,606

Victory Portfolios II
VictoryShares US Value Momentum ETF
4
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Truist Financial Corp. .................................................... 29,783 $ 1,280
Visa, Inc., Class A ...................................................... 4,655 1,653
W.R. Berkley Corp. ..................................................... 21,921 1,611
Wells Fargo & Co. ...................................................... 14,986 1,201
34,827
Health Care (12.4%):
Abbott Laboratories ..................................................... 13,960 1,899
Boston Scientific Corp.(a) ................................................. 15,606 1,676
Cardinal Health, Inc. .................................................... 11,230 1,887
Centene Corp.(a) ....................................................... 19,997 1,085
CVS Health Corp. ...................................................... 14,812 1,022
Gilead Sciences, Inc. .................................................... 13,079 1,450
HCA Healthcare, Inc. .................................................... 3,438 1,317
Humana, Inc. .......................................................... 3,449 843
Labcorp Holdings, Inc. ................................................... 6,757 1,774
Medtronic PLC ........................................................ 20,977 1,828
Pfizer, Inc. ............................................................ 65,875 1,597
Quest Diagnostics, Inc. ................................................... 9,868 1,773
The Cigna Group ....................................................... 4,187 1,384
United Therapeutics Corp.(a) .............................................. 3,868 1,111
20,646
Industrials (9.4%):
3M Co. .............................................................. 8,625 1,313
Axon Enterprise, Inc.(a) .................................................. 865 716
Builders FirstSource, Inc.(a) ............................................... 8,651 1,010
Deere & Co. .......................................................... 2,598 1,321
Delta Air Lines, Inc. ..................................................... 15,361 755
FedEx Corp. .......................................................... 4,748 1,079
GE Vernova, Inc. ....................................................... 1,380 730
Howmet Aerospace, Inc. .................................................. 6,054 1,127
Owens Corning ........................................................ 8,054 1,108
RTX Corp. ............................................................ 10,336 1,509
Snap-on, Inc. .......................................................... 4,488 1,397
SS&C Technologies Holdings, Inc. .......................................... 18,528 1,534
United Airlines Holdings, Inc.(a) ............................................ 8,132 648
Westinghouse Air Brake Technologies Corp. .................................... 6,498 1,360
15,607
Information Technology (14.1%):
Akamai Technologies, Inc.(a) .............................................. 11,118 887
AppLovin Corp., Class A(a) ............................................... 1,258 440
Cognizant Technology Solutions Corp., Class A ................................. 18,491 1,443
Corning, Inc. .......................................................... 23,798 1,252
Dell Technologies, Inc., Class C ............................................ 6,430 788
F5, Inc.(a) ............................................................ 4,388 1,291
Fortinet, Inc.(a) ........................................................ 9,962 1,053
Gen Digital, Inc. ....................................................... 47,033 1,383
GoDaddy, Inc., Class A(a) ................................................. 6,485 1,168
Hewlett Packard Enterprise Co. ............................................. 46,349 948
HP, Inc. .............................................................. 39,961 977
Intel Corp. ............................................................ 33,267 745
International Business Machines Corp. ........................................ 4,920 1,450
Jabil, Inc. ............................................................ 5,792 1,263
MicroStrategy, Inc.(a) .................................................... 1,339 541
ON Semiconductor Corp.(a) ............................................... 16,266 853
Palantir Technologies, Inc., Class A(a) ........................................ 3,828 522
Teledyne Technologies, Inc.(a) ............................................. 3,176 1,627
Trimble, Inc.(a) ........................................................ 14,579 1,108
Twilio, Inc., Class A(a) ................................................... 6,207 772
VeriSign, Inc. .......................................................... 6,205 1,792
Zoom Communications, Inc.(a) ............................................. 14,653 1,143
23,446

Victory Portfolios II
VictoryShares US Value Momentum ETF
5
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Materials (3.9%):
CF Industries Holdings, Inc. ............................................... 13,674 $ 1,258
Dow, Inc. ............................................................ 35,803 948
DuPont de Nemours, Inc. ................................................. 16,310 1,119
Newmont Corp. ........................................................ 18,678 1,088
Nucor Corp. ........................................................... 8,220 1,065
Steel Dynamics, Inc. ..................................................... 7,959 1,019
6,497
Real Estate (6.4%):
Alexandria Real Estate Equities, Inc. ......................................... 18,255 1,326
Kimco Realty Corp. ..................................................... 73,821 1,552
Mid-America Apartment Communities, Inc. .................................... 11,515 1,704
Ventas, Inc. ........................................................... 24,981 1,577
VICI Properties, Inc. .................................................... 61,621 2,009
Welltower, Inc. ......................................................... 10,988 1,689
Zillow Group, Inc., Class C(a) .............................................. 12,159 852
10,709
Utilities (8.1%):
Ameren Corp. ......................................................... 20,422 1,961
Atmos Energy Corp. ..................................................... 14,224 2,192
CenterPoint Energy, Inc. .................................................. 56,476 2,075
Duke Energy Corp. ...................................................... 17,133 2,022
Entergy Corp. ......................................................... 15,819 1,315
Exelon Corp. .......................................................... 44,040 1,912
NiSource, Inc. ......................................................... 48,804 1,969
13,446
Total Common Stocks (Cost $147,829)
a
a
a
165,293
Total Investments (Cost $147,829) — 99.5% 165,293
Other assets in excess of liabilities —  0.5% 828
NET ASSETS - 100.00% $ 166,121
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 9/19/25 $ 603,979 $ 625,376 $ 21,397
Total unrealized appreciation $ 21,397
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 21,397

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
6
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.3%)
Communication Services (4.0%):
AST SpaceMobile, Inc.(a)(b) .............................................. 67,320 $ 3,146
Cable One, Inc. ........................................................ 11,486 1,560
Cargurus, Inc.(a) ....................................................... 93,879 3,142
Cinemark Holdings, Inc. .................................................. 111,053 3,352
EchoStar Corp., Class A(a) ................................................ 114,108 3,161
GCI Liberty, Inc.(a)(c) ................................................... 4,908 —(d)
IAC, Inc.(a) ........................................................... 88,086 3,289
Lumen Technologies, Inc.(a) ............................................... 438,397 1,920
Sphere Entertainment Co.(a) ............................................... 57,499 2,403
TEGNA, Inc. .......................................................... 214,222 3,590
Telephone and Data Systems, Inc. ........................................... 80,722 2,872
TKO Group Holdings, Inc. ................................................ 23,033 4,191
United States Cellular Corp.(a)(b) ........................................... 55,741 3,566
Ziff Davis, Inc.(a) ....................................................... 81,542 2,468
38,660
Consumer Discretionary (11.8%):
ADT, Inc. ............................................................ 419,094 3,550
Adtalem Global Education, Inc.(a) ........................................... 21,661 2,756
Asbury Automotive Group, Inc.(a) ........................................... 14,440 3,444
Boyd Gaming Corp. ..................................................... 56,270 4,402
Brinker International, Inc.(a) ............................................... 13,099 2,362
Chewy, Inc., Class A(a) .................................................. 63,293 2,698
Dana, Inc. ............................................................ 121,591 2,085
Dillard's, Inc., Class A(b) ................................................. 6,737 2,815
Dorman Products, Inc.(a) ................................................. 30,480 3,739
Duolingo, Inc.(a) ....................................................... 3,934 1,613
Dutch Bros, Inc., Class A(a) ............................................... 24,407 1,669
G-III Apparel Group Ltd.(a) ............................................... 105,337 2,360
Graham Holdings Co., Class B ............................................. 4,198 3,972
Grand Canyon Education, Inc.(a) ............................................ 20,620 3,897
Group 1 Automotive, Inc. ................................................. 8,289 3,620
Helen of Troy Ltd.(a) .................................................... 74,489 2,114
Kohl's Corp.(b) ........................................................ 195,733 1,660
Laureate Education, Inc.(a) ................................................ 171,531 4,010
La-Z-Boy, Inc. ......................................................... 92,051 3,421
Levi Strauss & Co., Class A ............................................... 160,622 2,970
Life Time Group Holdings, Inc.(a) ........................................... 108,081 3,278
Macy's, Inc. ........................................................... 216,851 2,528
Mohawk Industries, Inc.(a) ................................................ 32,478 3,405
Patrick Industries, Inc. ................................................... 38,645 3,566
Perdoceo Education Corp. ................................................. 86,162 2,817
Phinia, Inc. ........................................................... 71,777 3,193
Ralph Lauren Corp. ..................................................... 10,275 2,818
Rush Street Interactive, Inc.(a) ............................................. 180,743 2,693
Sonic Automotive, Inc., Class A ............................................ 47,165 3,770
Stride, Inc.(a) .......................................................... 14,505 2,106
Taylor Morrison Home Corp.(a) ............................................ 65,299 4,011
The Cheesecake Factory, Inc.(b) ............................................ 55,882 3,502
The Goodyear Tire & Rubber Co.(a) ......................................... 193,791 2,010
Tri Pointe Homes, Inc.(a) ................................................. 125,296 4,003
Under Armour, Inc., Class A(a) ............................................. 295,237 2,016
Universal Technical Institute, Inc.(a) ......................................... 70,190 2,379
Victoria's Secret & Co.(a) ................................................. 83,050 1,538
Warby Parker, Inc., Class A(a) .............................................. 93,654 2,054
Winnebago Industries, Inc. ................................................ 74,536 2,161
113,005
Consumer Staples (4.8%):
Albertsons Cos., Inc., Class A .............................................. 209,210 4,500
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 35,037 3,778
Cal-Maine Foods, Inc. ................................................... 32,164 3,204

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
7
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Coca-Cola Consolidated, Inc. .............................................. 32,569 $ 3,636
Ingredion, Inc. ......................................................... 32,017 4,342
Molson Coors Beverage Co., Class B ......................................... 87,494 4,208
Post Holdings, Inc.(a) .................................................... 56,799 6,193
PriceSmart, Inc. ........................................................ 40,439 4,248
Spectrum Brands Holdings, Inc. ............................................ 68,337 3,622
The Andersons, Inc. ..................................................... 81,493 2,995
The Chefs' Warehouse, Inc.(a) .............................................. 56,081 3,578
United Natural Foods, Inc.(a) .............................................. 64,306 1,499
45,803
Energy (4.5%):
Antero Midstream Corp. .................................................. 241,019 4,567
Antero Resources Corp.(a) ................................................ 69,658 2,806
Civitas Resources, Inc. ................................................... 71,294 1,962
CNX Resources Corp.(a) ................................................. 101,030 3,403
Comstock Resources, Inc.(a) ............................................... 91,510 2,532
DT Midstream, Inc. ..................................................... 35,648 3,918
Gulfport Energy Corp.(a) ................................................. 17,383 3,497
International Seaways, Inc. ................................................ 75,194 2,743
Kodiak Gas Services, Inc. ................................................. 72,022 2,468
Ovintiv, Inc. .......................................................... 70,587 2,686
PBF Energy, Inc., Class A ................................................. 113,098 2,451
Peabody Energy Corp. ................................................... 164,184 2,203
SM Energy Co. ........................................................ 92,337 2,282
Vital Energy, Inc.(a) ..................................................... 114,986 1,850
World Kinect Corp. ..................................................... 129,329 3,667
43,035
Financials (15.6%):
Apollo Commercial Real Estate Finance, Inc. ................................... 430,691 4,169
Assured Guaranty Ltd. ................................................... 53,456 4,656
Axis Capital Holdings Ltd. ................................................ 45,385 4,712
Blackstone Mortgage Trust, Inc., Class A(b) .................................... 245,601 4,728
Bread Financial Holdings, Inc. ............................................. 49,595 2,833
Brighthouse Financial, Inc.(a) .............................................. 43,193 2,322
CNO Financial Group, Inc. ................................................ 99,386 3,834
Dynex Capital, Inc.(b) ................................................... 501,368 6,127
Ellington Financial, Inc.(b) ................................................ 444,346 5,772
Enact Holdings, Inc. ..................................................... 158,973 5,906
Enova International, Inc.(a) ................................................ 32,321 3,604
First Horizon Corp. ..................................................... 157,363 3,336
FirstCash Holdings, Inc. .................................................. 39,201 5,298
Flagstar Financial, Inc. ................................................... 219,299 2,325
Genworth Financial, Inc.(a) ................................................ 540,886 4,208
Globe Life, Inc. ........................................................ 36,362 4,519
Invesco Ltd. ........................................................... 211,466 3,335
Jackson Financial, Inc., Class A ............................................. 33,197 2,948
Lincoln National Corp. ................................................... 84,791 2,934
MFA Financial, Inc. ..................................................... 413,391 3,911
MGIC Investment Corp. .................................................. 180,019 5,012
Navient Corp. ......................................................... 239,919 3,383
NCR Atleos Corp.(a) .................................................... 114,093 3,255
Old Republic International Corp. ............................................ 142,320 5,471
Palomar Holdings, Inc.(a) ................................................. 18,240 2,814
Pathward Financial, Inc. .................................................. 48,931 3,871
PennyMac Mortgage Investment Trust ........................................ 400,948 5,156
Rithm Capital Corp. ..................................................... 439,847 4,966
Sezzle, Inc.(a) ......................................................... 14,554 2,609
Simmons First National Corp., Class A ....................................... 226,978 4,303
SLM Corp. ........................................................... 100,130 3,283
StoneX Group, Inc.(a) ................................................... 40,601 3,700
The Western Union Co. ................................................... 460,409 3,877
Two Harbors Investment Corp. ............................................. 385,818 4,155

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
8
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Unum Group .......................................................... 50,167 $ 4,051
Valley National Bancorp .................................................. 378,018 3,376
Virtu Financial, Inc., Class A ............................................... 89,504 4,009
148,768
Health Care (19.1%):
AdaptHealth Corp.(a) .................................................... 242,819 2,290
Addus HomeCare Corp.(a) ................................................ 36,934 4,254
ADMA Biologics, Inc.(a) ................................................. 98,577 1,795
Akero Therapeutics, Inc.(a) ................................................ 31,280 1,669
Alignment Healthcare, Inc.(a) .............................................. 125,642 1,759
Alkermes PLC(a) ....................................................... 116,257 3,326
ANI Pharmaceuticals, Inc.(a) .............................................. 55,632 3,630
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 12,614 3,044
BrightSpring Health Services, Inc.(a) ......................................... 102,135 2,409
CareDx, Inc.(a) ........................................................ 117,439 2,295
Catalyst Pharmaceuticals, Inc.(a) ............................................ 119,720 2,598
Certara, Inc.(a) ......................................................... 197,224 2,307
Clover Health Investments Corp.(a) .......................................... 599,869 1,674
Corcept Therapeutics, Inc.(a) .............................................. 20,024 1,470
DaVita, Inc.(a) ......................................................... 27,244 3,881
Doximity, Inc., Class A(a) ................................................. 31,514 1,933
Elanco Animal Health, Inc.(a) .............................................. 168,468 2,406
Encompass Health Corp. .................................................. 37,765 4,631
Enovis Corp.(a) ........................................................ 94,162 2,953
Envista Holdings Corp.(a) ................................................. 153,871 3,007
Exelixis, Inc.(a) ........................................................ 65,560 2,890
Fortrea Holdings, Inc.(a) .................................................. 361,178 1,784
GeneDx Holdings Corp.(a) ................................................ 21,807 2,013
Globus Medical, Inc.(a) .................................................. 51,672 3,050
Guardant Health, Inc.(a) .................................................. 45,100 2,347
Halozyme Therapeutics, Inc.(a) ............................................. 39,300 2,044
Harmony Biosciences Holdings, Inc.(a) ....................................... 71,153 2,248
HealthEquity, Inc.(a) .................................................... 29,707 3,112
Hims & Hers Health, Inc.(a)(b) ............................................. 27,459 1,369
ICU Medical, Inc.(a) .................................................... 23,357 3,087
Incyte Corp.(a) ......................................................... 52,090 3,547
Innoviva, Inc.(a) ....................................................... 387,575 7,786
Insmed, Inc.(a) ......................................................... 44,891 4,518
Integer Holdings Corp.(a) ................................................. 36,261 4,459
Integra LifeSciences Holdings Corp.(a) ....................................... 158,098 1,940
Jazz Pharmaceuticals PLC(a) .............................................. 31,381 3,330
LeMaitre Vascular, Inc. ................................................... 40,682 3,379
LifeStance Health Group, Inc.(a) ............................................ 516,738 2,672
Ligand Pharmaceuticals, Inc.(a) ............................................. 29,597 3,365
Masimo Corp.(a) ....................................................... 16,824 2,830
Merit Medical Systems, Inc.(a) ............................................. 45,689 4,271
Omnicell, Inc.(a) ....................................................... 68,792 2,022
Option Care Health, Inc.(a) ................................................ 85,051 2,762
Organon & Co. ........................................................ 233,891 2,264
Owens & Minor, Inc.(a) .................................................. 235,313 2,141
Pacira BioSciences, Inc.(a) ................................................ 98,951 2,365
Penumbra, Inc.(a) ....................................................... 12,259 3,146
Perrigo Co. PLC ....................................................... 120,014 3,207
Premier, Inc., Class A .................................................... 157,859 3,462
Prestige Consumer Healthcare, Inc.(a) ........................................ 49,614 3,962
Privia Health Group, Inc.(a) ............................................... 144,362 3,320
Progyny, Inc.(a) ........................................................ 94,885 2,087
Protagonist Therapeutics, Inc.(a) ............................................ 38,138 2,108
QuidelOrtho Corp.(a) .................................................... 56,509 1,629
Scholar Rock Holding Corp.(a) ............................................. 53,536 1,896
Select Medical Holdings Corp. ............................................. 180,140 2,734
Solventum Corp.(a) ..................................................... 50,337 3,818
Supernus Pharmaceuticals, Inc.(a) ........................................... 110,731 3,490

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
9
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Tarsus Pharmaceuticals, Inc.(a) ............................................. 57,912 $ 2,346
Tenet Healthcare Corp.(a) ................................................. 15,364 2,704
TG Therapeutics, Inc.(a) .................................................. 56,953 2,050
Universal Health Services, Inc., Class B ....................................... 18,084 3,276
Veracyte, Inc.(a) ........................................................ 91,490 2,473
Viatris, Inc. ........................................................... 361,338 3,227
181,861
Industrials (13.1%):
ABM Industries, Inc. .................................................... 76,867 3,629
Air Lease Corp. ........................................................ 59,628 3,488
Alaska Air Group, Inc.(a) ................................................. 44,966 2,225
Allegiant Travel Co.(a) ................................................... 34,512 1,896
American Woodmark Corp.(a) .............................................. 56,712 3,027
Argan, Inc. ........................................................... 8,834 1,948
Armstrong World Industries, Inc. ............................................ 30,402 4,938
Atkore, Inc. ........................................................... 36,853 2,600
Avis Budget Group, Inc.(a)(b) .............................................. 15,059 2,546
Boise Cascade Co. ...................................................... 38,250 3,321
Concentrix Corp. ....................................................... 31,294 1,654
CoreCivic, Inc.(a) ...................................................... 97,178 2,048
CSG Systems International, Inc. ............................................ 66,544 4,346
DNOW, Inc.(a) ........................................................ 184,816 2,741
DXP Enterprises, Inc.(a) .................................................. 28,834 2,527
ExlService Holdings, Inc.(a) ............................................... 94,931 4,157
Genpact Ltd. .......................................................... 87,306 3,842
Granite Construction, Inc. ................................................. 50,430 4,716
Herc Holdings, Inc. ..................................................... 17,192 2,264
Hertz Global Holdings, Inc.(a)(b) ........................................... 237,110 1,619
Innodata, Inc.(a)(b) ..................................................... 39,348 2,015
Knight-Swift Transportation Holdings, Inc. .................................... 75,035 3,319
Kratos Defense & Security Solutions, Inc.(a) ................................... 69,776 3,241
Leonardo DRS, Inc. ..................................................... 64,212 2,985
Masterbrand, Inc.(a) ..................................................... 260,763 2,850
Matson, Inc. .......................................................... 22,579 2,514
MDU Resources Group, Inc. ............................................... 242,843 4,048
Mercury Systems, Inc.(a) ................................................. 51,796 2,790
Mueller Water Products, Inc., Class A ........................................ 127,778 3,072
Primoris Services Corp. .................................................. 32,777 2,555
Resideo Technologies, Inc.(a) .............................................. 139,406 3,075
REV Group, Inc. ....................................................... 73,923 3,518
Rocket Lab Corp.(a)(b) ................................................... 57,972 2,074
Rush Enterprises, Inc., Class A ............................................. 71,681 3,692
Ryder System, Inc. ...................................................... 24,711 3,929
Schneider National, Inc., Class B ............................................ 172,215 4,159
SkyWest, Inc.(a) ........................................................ 30,620 3,153
The GEO Group, Inc.(a) .................................................. 62,774 1,503
The Greenbrier Cos., Inc. ................................................. 67,230 3,096
Tutor Perini Corp.(a) .................................................... 44,922 2,101
UL Solutions, Inc., Class A ................................................ 59,708 4,350
Vestis Corp. ........................................................... 297,497 1,705
125,276
Information Technology (9.3%):
A10 Networks, Inc. ..................................................... 202,695 3,922
ACI Worldwide, Inc.(a) .................................................. 69,081 3,172
Alpha & Omega Semiconductor Ltd.(a) ....................................... 73,188 1,878
Amkor Technology, Inc. .................................................. 131,543 2,761
Arrow Electronics, Inc.(a) ................................................. 32,286 4,114
AvePoint, Inc.(a) ....................................................... 149,349 2,884
Avnet, Inc. ............................................................ 75,754 4,021
Benchmark Electronics, Inc. ............................................... 81,364 3,159
Credo Technology Group Holding Ltd.(a) ..................................... 25,477 2,359
Dave, Inc.(a) .......................................................... 7,734 2,076

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
10
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Dolby Laboratories, Inc., Class A ........................................... 54,596 $ 4,054
Dropbox, Inc., Class A(a) ................................................. 129,284 3,698
DXC Technology Co.(a) .................................................. 193,193 2,954
Intapp, Inc.(a) ......................................................... 46,287 2,389
InterDigital, Inc. ....................................................... 15,330 3,438
IonQ, Inc.(a)(b) ........................................................ 38,500 1,654
Kyndryl Holdings, Inc.(a) ................................................. 68,689 2,882
NetScout Systems, Inc.(a) ................................................. 160,846 3,991
OSI Systems, Inc.(a) ..................................................... 13,536 3,044
Pegasystems, Inc. ....................................................... 43,440 2,351
Photronics, Inc.(a) ...................................................... 161,159 3,035
Plexus Corp.(a) ........................................................ 25,984 3,516
Quantum Computing, Inc.(a)(b) ............................................. 137,136 2,629
Rigetti Computing, Inc.(a)(b) .............................................. 128,247 1,521
Rubrik, Inc., Class A(a) .................................................. 18,916 1,695
Sanmina Corp.(a) ....................................................... 39,123 3,827
SoundHound AI, Inc., Class A(a)(b) .......................................... 153,617 1,648
TD SYNNEX Corp. ..................................................... 29,319 3,979
TTM Technologies, Inc.(a) ................................................ 84,439 3,447
Vishay Intertechnology, Inc. ............................................... 147,256 2,338
88,436
Materials (3.0%):
Alpha Metallurgical Resources, Inc.(a) ........................................ 22,112 2,487
Carpenter Technology Corp. ............................................... 10,520 2,908
Cleveland-Cliffs, Inc.(a) .................................................. 294,356 2,237
Commercial Metals Co. .................................................. 63,696 3,115
Greif, Inc., Class A ...................................................... 78,211 5,083
O-I Glass, Inc.(a) ....................................................... 213,718 3,150
Olin Corp. ............................................................ 118,684 2,384
Royal Gold, Inc. ........................................................ 23,386 4,159
The Mosaic Co. ........................................................ 88,616 3,233
28,756
Real Estate (8.1%):
Agree Realty Corp. ..................................................... 87,581 6,399
American Healthcare REIT, Inc. ............................................ 114,539 4,208
Apple Hospitality REIT, Inc. ............................................... 325,945 3,804
Broadstone Net Lease, Inc. ................................................ 363,156 5,829
Cousins Properties, Inc. .................................................. 163,642 4,914
DiamondRock Hospitality Co. .............................................. 478,230 3,663
Douglas Emmett, Inc. .................................................... 232,725 3,500
EPR Properties ........................................................ 93,893 5,470
Highwoods Properties, Inc.(b) .............................................. 156,184 4,856
JBG SMITH Properties(b) ................................................ 220,177 3,809
Kilroy Realty Corp. ..................................................... 106,772 3,663
Medical Properties Trust, Inc.(b) ............................................ 494,158 2,130
Park Hotels & Resorts, Inc. ................................................ 311,273 3,184
Pebblebrook Hotel Trust .................................................. 274,076 2,738
RLJ Lodging Trust ...................................................... 440,627 3,208
Sabra Health Care REIT, Inc. .............................................. 271,975 5,015
Sila Realty Trust, Inc. .................................................... 193,345 4,577
WP Carey, Inc. ......................................................... 94,273 5,881
76,848
Utilities (6.0%):
Avista Corp. .......................................................... 155,825 5,914
Black Hills Corp. ....................................................... 104,881 5,884
Clearway Energy, Inc., Class C ............................................. 128,116 4,100
Evergy, Inc. ........................................................... 110,130 7,591
National Fuel Gas Co. ................................................... 67,365 5,707
OGE Energy Corp. ...................................................... 140,187 6,222
ONE Gas, Inc. ......................................................... 75,125 5,398
Pinnacle West Capital Corp. ............................................... 72,696 6,504
Spire, Inc. ............................................................ 73,576 5,370

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF
11
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
UGI Corp. ............................................................ 118,190 $ 4,304
56,994
Total Common Stocks (Cost $921,186)
a
a
a
947,442
Collateral for Securities Loaned (4.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(e) ........ 9,702,108 9,702
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(e) ............ 9,702,108 9,702
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(e) ............... 9,702,108 9,702
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(e) . 9,702,108 9,702
Total Collateral for Securities Loaned (Cost $38,808)
a
a
a
38,808
Total Investments (Cost $959,994) — 103.4% 986,250
Liabilities in excess of other assets —  (3.4)% (32,476)
NET ASSETS - 100.00% $ 953,774
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Rounds to less than $1.
(e) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company
REIT
—
Real Estate Investment Trust
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 43 9/19/25 $ 4,644,293 $ 4,712,155 $ 67,862
Total unrealized appreciation $ 67,862
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 67,862

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares International Value Momentum ETF
12
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (98.7%)
Australia (1.7%):
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 29,095 $ 1,248
Health Care (0.3%):
Pro Medicus Ltd. ....................................................... 4,186 785
Industrials (0.4%):
Qantas Airways Ltd. ..................................................... 168,001 1,187
Materials (0.5%):
Rio Tinto Ltd. ......................................................... 17,742 1,251
4,471
Austria (1.6%):
Energy (0.7%):
OMV AG ............................................................ 34,959 1,902
Financials (0.9%):
BAWAG Group AG(a) ................................................... 10,007 1,277
Raiffeisen Bank International AG ........................................... 31,715 967
2,244
4,146
Belgium (0.9%):
Financials (0.9%):
Ageas SA ............................................................ 34,854 2,354
Canada (8.9%):
Consumer Staples (2.4%):
George Weston Ltd. ..................................................... 10,084 2,023
Loblaw Cos. Ltd. ....................................................... 11,741 1,942
Metro, Inc. ........................................................... 29,061 2,283
6,248
Energy (1.5%):
Enbridge, Inc. ......................................................... 48,310 2,191
TC Energy Corp. ....................................................... 37,480 1,830
4,021
Financials (1.5%):
Fairfax Financial Holdings Ltd. ............................................. 963 1,738
Power Corp. of Canada ................................................... 55,613 2,173
3,911
Industrials (0.7%):
Element Fleet Management Corp. ........................................... 73,885 1,851
Information Technology (0.2%):
Celestica, Inc.(b) ....................................................... 4,219 659
Materials (1.8%):
Agnico Eagle Mines Ltd. ................................................. 9,739 1,160
Alamos Gold, Inc. ...................................................... 39,059 1,039
Kinross Gold Corp. ..................................................... 62,038 970
Nutrien Ltd. ........................................................... 25,180 1,467
4,636
Utilities (0.8%):
Emera, Inc. ........................................................... 48,234 2,210
23,536
China (0.3%):
Industrials (0.3%):
Yangzijiang Shipbuilding Holdings Ltd. ....................................... 487,600 851
Denmark (0.3%):
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 443 824

Victory Portfolios II
VictoryShares International Value Momentum ETF
13
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
France (7.8%):
Communication Services (0.9%):
Orange SA ............................................................ 151,122 $ 2,299
Consumer Discretionary (0.4%):
Renault SA ........................................................... 25,881 1,193
Consumer Staples (0.6%):
Carrefour SA .......................................................... 106,149 1,497
Financials (1.1%):
Credit Agricole SA ...................................................... 102,074 1,931
Societe Generale SA ..................................................... 19,367 1,108
3,039
Health Care (1.3%):
BioMerieux ........................................................... 13,324 1,842
EssilorLuxottica SA ..................................................... 5,588 1,533
3,375
Industrials (1.8%):
Bouygues SA .......................................................... 44,929 2,032
Cie de Saint-Gobain SA .................................................. 10,389 1,219
Eiffage SA ............................................................ 10,827 1,521
4,772
Real Estate (0.9%):
Klepierre SA .......................................................... 59,391 2,339
Utilities (0.8%):
Engie SA ............................................................. 92,063 2,160
20,674
Germany (9.0%):
Communication Services (1.3%):
Deutsche Telekom AG ................................................... 46,860 1,709
Scout24 SE(a) ......................................................... 12,103 1,669
3,378
Consumer Discretionary (1.4%):
Bayerische Motoren Werke AG ............................................. 13,102 1,164
Mercedes-Benz Group AG ................................................ 21,302 1,247
Volkswagen AG, Preference Shares .......................................... 12,654 1,336
3,747
Consumer Staples (0.7%):
Henkel AG & Co. KGaA, Preference Shares .................................... 22,795 1,790
Financials (0.8%):
Commerzbank AG ...................................................... 32,554 1,027
Deutsche Bank AG, Registered Shares ........................................ 37,677 1,117
2,144
Health Care (2.0%):
Bayer AG, Registered Shares .............................................. 35,103 1,056
Fresenius Medical Care AG ............................................... 21,476 1,231
Fresenius SE & Co. KGaA ................................................ 33,345 1,676
Merck KGaA .......................................................... 10,947 1,418
5,381
Industrials (1.9%):
Deutsche Lufthansa AG, Registered Shares .................................... 130,227 1,101
GEA Group AG ........................................................ 26,721 1,869
HOCHTIEF AG ........................................................ 5,901 1,163
Rheinmetall AG ........................................................ 366 775
4,908
Information Technology (0.5%):
SAP SE .............................................................. 4,434 1,348

Victory Portfolios II
VictoryShares International Value Momentum ETF
14
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Materials (0.4%):
Heidelberg Materials AG ................................................. 5,099 $ 1,198
23,894
Hong Kong (5.6%):
Consumer Discretionary (0.2%):
Geely Automobile Holdings Ltd. ............................................ 239,000 486
Consumer Staples (0.4%):
WH Group Ltd. ........................................................ 1,228,671 1,182
Financials (0.6%):
BOC Hong Kong Holdings Ltd. ............................................ 347,500 1,509
Industrials (0.7%):
CK Hutchison Holdings Ltd. ............................................... 160,169 986
Orient Overseas International Ltd. ........................................... 48,500 824
1,810
Real Estate (3.7%):
China Overseas Land & Investment Ltd., Class H ................................ 401,000 696
China Resources Land Ltd. ................................................ 208,000 705
CK Asset Holdings Ltd. .................................................. 327,493 1,444
Henderson Land Development Co. Ltd. ....................................... 394,571 1,380
Hongkong Land Holdings Ltd. ............................................. 195,900 1,130
Sino Land Co. Ltd. ...................................................... 1,681,131 1,788
Sun Hung Kai Properties Ltd. .............................................. 127,309 1,460
Swire Pacific Ltd., Class A ................................................ 153,678 1,317
9,920
14,907
Israel (3.1%):
Financials (2.2%):
Bank Hapoalim BM ..................................................... 105,126 2,019
Bank Leumi Le-Israel BM, Class IS .......................................... 106,784 1,987
Israel Discount Bank Ltd., Class A ........................................... 182,077 1,816
5,822
Industrials (0.4%):
Elbit Systems Ltd. ...................................................... 2,728 1,214
Materials (0.5%):
ICL Group Ltd. ........................................................ 190,262 1,306
8,342
Italy (6.3%):
Energy (0.7%):
Eni SpA ............................................................. 117,251 1,900
Financials (4.3%):
Banca Mediolanum SpA .................................................. 85,014 1,464
Banca Monte dei Paschi di Siena SpA ........................................ 117,808 1,002
BPER Banca SPA ....................................................... 121,779 1,107
Generali ............................................................. 49,534 1,763
Intesa Sanpaolo SpA ..................................................... 257,070 1,481
Poste Italiane SpA(a) .................................................... 105,486 2,266
UniCredit SpA ......................................................... 17,324 1,161
Unipol Assicurazioni SpA ................................................. 64,182 1,272
11,516
Industrials (0.3%):
Leonardo SpA ......................................................... 14,507 816
Materials (0.4%):
Buzzi SpA ............................................................ 18,285 1,014
Utilities (0.6%):
A2A SpA ............................................................. 590,051 1,588
16,834

Victory Portfolios II
VictoryShares International Value Momentum ETF
15
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Japan (16.8%):
Communication Services (1.6%):
Konami Group Corp. .................................................... 7,200 $ 1,141
LY Corp. ............................................................. 401,200 1,478
Toho Co. Ltd. ......................................................... 24,500 1,448
4,067
Consumer Discretionary (2.7%):
Bandai Namco Holdings, Inc. .............................................. 31,600 1,135
Honda Motor Co. Ltd. ................................................... 99,700 966
Isuzu Motors Ltd. ....................................................... 107,200 1,363
Nissan Motor Co. Ltd.(b) ................................................. 251,400 611
Panasonic Holdings Corp. ................................................. 82,900 895
Ryohin Keikaku Co. Ltd. ................................................. 27,400 1,318
Subaru Corp. .......................................................... 49,400 863
7,151
Energy (1.5%):
ENEOS Holdings, Inc. ................................................... 240,200 1,193
Idemitsu Kosan Co. Ltd. .................................................. 220,100 1,338
Inpex Corp.(c) ......................................................... 106,600 1,499
4,030
Financials (0.9%):
Japan Post Holdings Co. Ltd. .............................................. 132,900 1,233
Japan Post Insurance Co. Ltd. .............................................. 54,800 1,241
2,474
Health Care (1.3%):
Shionogi & Co. Ltd. ..................................................... 89,400 1,610
Takeda Pharmaceutical Co. Ltd. ............................................ 62,500 1,921
3,531
Industrials (2.6%):
IHI Corp. ............................................................. 6,800 739
Kawasaki Kisen Kaisha Ltd. ............................................... 68,700 975
Mitsui OSK Lines Ltd.(c) ................................................. 33,400 1,118
Nippon Yusen KK ...................................................... 32,500 1,171
Obayashi Corp. ........................................................ 104,100 1,580
Sanwa Holdings Corp. ................................................... 37,000 1,230
6,813
Information Technology (1.8%):
Canon, Inc.(c) ......................................................... 44,600 1,297
FUJIFILM Holdings Corp. ................................................ 55,900 1,220
Kyocera Corp. ......................................................... 99,500 1,198
NEC Corp. ........................................................... 35,300 1,034
4,749
Materials (2.1%):
JFE Holdings, Inc. ...................................................... 136,300 1,587
Mitsubishi Chemical Group Corp. ........................................... 256,400 1,350
Nippon Steel Corp. ...................................................... 83,700 1,589
Toray Industries, Inc. .................................................... 146,300 1,003
5,529
Real Estate (0.8%):
Daiwa House Industry Co. Ltd. ............................................. 62,800 2,161
Utilities (1.5%):
Chubu Electric Power Co., Inc. ............................................. 137,300 1,698
The Kansai Electric Power Co., Inc. .......................................... 89,800 1,066
Tokyo Gas Co. Ltd. ..................................................... 35,200 1,172
3,936
44,441

Victory Portfolios II
VictoryShares International Value Momentum ETF
16
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 31,224 $ 988
Netherlands (3.3%):
Consumer Discretionary (0.5%):
Prosus NV, Class N(b) ................................................... 21,833 1,221
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 47,432 1,983
Financials (2.1%):
ABN AMRO Bank NV, Class CV(a) ......................................... 53,156 1,455
Euronext NV(a) ........................................................ 12,557 2,146
NN Group NV ......................................................... 31,358 2,084
5,685
8,889
Norway (1.6%):
Consumer Staples (0.7%):
Orkla ASA ............................................................ 160,578 1,747
Energy (0.5%):
Equinor ASA .......................................................... 54,431 1,378
Industrials (0.4%):
Kongsberg Gruppen ASA ................................................. 25,923 1,006
4,131
Portugal (0.4%):
Financials (0.4%):
Banco Comercial Portugues SA, Class R ...................................... 1,423,026 1,107
Singapore (1.9%):
Consumer Staples (0.6%):
Wilmar International Ltd. ................................................. 688,600 1,554
Industrials (1.3%):
Singapore Airlines Ltd. ................................................... 397,100 2,177
Singapore Technologies Engineering Ltd. ...................................... 193,300 1,185
3,362
4,916
South Korea (8.5%):
Communication Services (1.7%):
KT Corp. ............................................................. 28,423 1,173
NAVER Corp. ......................................................... 7,674 1,493
SK Telecom Co. Ltd. .................................................... 44,066 1,852
4,518
Consumer Discretionary (1.3%):
Hyundai Mobis Co. Ltd. .................................................. 5,619 1,195
Hyundai Motor Co. ..................................................... 7,364 1,111
Kia Corp. ............................................................ 15,442 1,109
3,415
Financials (3.1%):
Hana Financial Group, Inc. ................................................ 19,836 1,269
Industrial Bank of Korea .................................................. 149,935 2,029
Meritz Financial Group, Inc. ............................................... 13,339 1,112
Samsung Life Insurance Co. Ltd. ............................................ 11,873 1,121
Shinhan Financial Group Co. Ltd. ........................................... 24,384 1,110
Woori Financial Group, Inc. ............................................... 92,619 1,541
8,182
Industrials (1.7%):
Hanwha Aerospace Co. Ltd. ............................................... 798 502
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. .......................... 2,977 808
HMM Co. Ltd. ......................................................... 55,367 923
Hyundai Glovis Co. Ltd. .................................................. 10,171 1,016

Victory Portfolios II
VictoryShares International Value Momentum ETF
17
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
LG Corp. ............................................................. 23,959 $ 1,413
4,662
Information Technology (0.4%):
SK Hynix, Inc. ......................................................... 4,419 956
Materials (0.3%):
LG Chem Ltd. ......................................................... 5,074 795
22,528
Spain (5.2%):
Communication Services (0.7%):
Telefonica SA(c) ....................................................... 366,862 1,926
Energy (0.7%):
Repsol SA(c) .......................................................... 116,699 1,709
Financials (0.9%):
Banco Santander SA ..................................................... 140,626 1,164
CaixaBank SA ......................................................... 138,867 1,203
2,367
Industrials (1.4%):
ACS Actividades de Construccion y Servicios SA ................................ 23,462 1,629
Aena SME SA(a) ....................................................... 76,002 2,028
3,657
Utilities (1.5%):
Endesa SA(c) .......................................................... 60,638 1,920
Iberdrola SA .......................................................... 111,981 2,149
4,069
13,728
Sweden (1.7%):
Communication Services (0.7%):
Tele2 AB, B Shares ..................................................... 124,101 1,814
Financials (0.7%):
Industrivarden AB, Class C ................................................ 50,446 1,823
Industrials (0.3%):
Saab AB, Class B ....................................................... 15,425 860
4,497
Switzerland (3.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG, Class DI .............................................. 33,263 1,737
Industrials (0.7%):
Schindler Holding AG, Class PC ............................................ 5,248 1,952
Information Technology (0.4%):
STMicroelectronics NV .................................................. 35,432 1,082
Materials (0.4%):
Holcim AG ........................................................... 13,348 991
Real Estate (1.1%):
Swiss Prime Site AG, Registered Shares ....................................... 19,549 2,928
8,690
United Kingdom (9.9%):
Communication Services (1.2%):
BT Group PLC ........................................................ 611,683 1,626
Vodafone Group PLC .................................................... 1,324,341 1,414
3,040
Consumer Discretionary (0.7%):
Pearson PLC .......................................................... 123,751 1,820
Consumer Staples (3.1%):
British American Tobacco PLC ............................................. 39,492 1,877

Victory Portfolios II
VictoryShares International Value Momentum ETF
18
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Imperial Brands PLC .................................................... 50,154 $ 1,980
J Sainsbury PLC ....................................................... 387,962 1,543
Marks & Spencer Group PLC .............................................. 251,745 1,224
Tesco PLC ............................................................ 307,026 1,691
8,315
Financials (3.1%):
3i Group PLC ......................................................... 26,272 1,486
Barclays PLC ......................................................... 246,995 1,143
HSBC Holdings PLC .................................................... 129,873 1,572
Lloyds Banking Group PLC ............................................... 1,350,713 1,422
NatWest Group PLC ..................................................... 194,783 1,367
Standard Chartered PLC .................................................. 73,601 1,219
8,209
Industrials (0.9%):
International Consolidated Airlines Group SA ................................... 244,035 1,143
Rolls-Royce Holdings PLC ................................................ 86,456 1,148
2,291
Materials (0.3%):
Anglogold Ashanti PLC .................................................. 20,013 912
Utilities (0.6%):
Centrica PLC .......................................................... 722,052 1,601
26,188
United States (0.2%):
Health Care (0.2%):
Amrize Ltd.(b) ......................................................... 13,348 666
Total Common Stocks (Cost $210,797) 261,602
Collateral for Securities Loaned (2.6%)^
United States (2.6%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(d) ........ 1,732,088 1,732
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(d) ............ 1,732,088 1,732
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(d) ............... 1,732,088 1,732
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(d) . 1,732,088 1,732
Total Collateral for Securities Loaned (Cost $6,928) 6,928
Total Investments (Cost $217,725) — 101.3% 268,530
Liabilities in excess of other assets — (1.3)% (3,577)
NET ASSETS - 100.00% $ 264,953
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $10,841
(thousands) and amounted to 4.1% of net assets.
(b) Non-income producing security.
(c) All or a portion of this security is on loan.
(d) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 15 9/19/25 $ 1,994,526 $ 2,011,275 $ 16,749
Total unrealized appreciation $ 16,749
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 16,749

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
19
See notes to financial statements.
Security Description Shares
Value
(000)
Common Stocks (99.3%)
Brazil (8.0%):
Consumer Staples (1.0%):
JBS NV(a) ............................................................ 113,272 $ 1,630
Marfrig Global Foods SA ................................................. 127,600 538
2,168
Energy (0.6%):
Petroleo Brasileiro SA, Preference Shares ..................................... 244,900 1,415
Financials (2.0%):
BB Seguridade Participacoes SA ............................................ 229,300 1,511
Itau Unibanco Holding SA, Preference Shares .................................. 215,100 1,463
Porto Seguro SA ....................................................... 146,200 1,485
4,459
Industrials (0.4%):
Embraer SA ........................................................... 64,900 920
Information Technology (0.4%):
TOTVS SA ........................................................... 124,600 968
Materials (0.5%):
Gerdau SA, Preference Shares .............................................. 369,684 1,089
Utilities (3.1%):
Centrais Eletricas Brasileiras SA ............................................ 195,600 1,448
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ........................ 65,000 1,425
Cia De Sanena Do Parana ................................................. 191,400 1,342
Cia Energetica de Minas Gerais, Preference Shares ............................... 699,990 1,392
Cia Paranaense de Energia, Preference Shares .................................. 603,800 1,385
6,992
18,011
Chile (4.6%):
Consumer Discretionary (0.6%):
Falabella SA .......................................................... 273,735 1,455
Consumer Staples (0.6%):
Cencosud SA .......................................................... 378,471 1,288
Financials (1.6%):
Banco de Chile ........................................................ 11,924,945 1,804
Banco Santander Chile ................................................... 28,668,305 1,801
3,605
Industrials (1.1%):
Latam Airlines Group SA ................................................. 69,839,092 1,415
Sociedad Quimica y Minera de Chile SA, Preference Shares(a) ...................... 28,509 1,016
2,431
Utilities (0.7%):
Enel Chile SA ......................................................... 20,463,119 1,516
10,295
China (38.7%):
Communication Services (2.1%):
Baidu, Inc., Class SW(a) .................................................. 100,400 1,067
China Tower Corp. Ltd., Class H(b) .......................................... 1,186,328 1,696
Kingsoft Corp. Ltd. ..................................................... 222,200 1,158
Meitu, Inc.(b) ......................................................... 743,500 855
4,776
Consumer Discretionary (3.3%):
BYD Co. Ltd. ......................................................... 58,751 917
Fuyao Glass Industry Group Co. Ltd., Class H(b) ................................ 183,600 1,311
Great Wall Motor Co. Ltd.(a) .............................................. 590,905 909
Haier Smart Home Co. Ltd., Class H ......................................... 385,124 1,101
JD.com, Inc., Class SW .................................................. 50,600 825
Midea Group Co. Ltd., Class H ............................................. 84,000 797

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
20
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Pop Mart International Group Ltd.(b) ......................................... 28,000 $ 951
Zhongsheng Group Holdings Ltd. ........................................... 432,000 666
7,477
Consumer Staples (1.9%):
Giant Biogene Holding Co. Ltd.(b) .......................................... 105,000 772
Tingyi Cayman Islands Holding Corp. ........................................ 922,000 1,351
Tsingtao Brewery Co. Ltd., Class H .......................................... 158,000 1,031
Uni-President China Holdings Ltd. .......................................... 1,022,000 1,237
4,391
Energy (4.2%):
China Coal Energy Co. Ltd., Class H ......................................... 1,302,404 1,507
China Petroleum & Chemical Corp., Class H ................................... 3,804,543 1,992
China Shenhua Energy Co. Ltd., Class H ...................................... 397,939 1,544
Inner Mongolia Yitai Coal Co. Ltd., Class B .................................... 849,800 1,683
PetroChina Co. Ltd., Class H .............................................. 1,841,451 1,584
Yankuang Energy Group Co. Ltd., Class H ..................................... 1,185,454 1,179
9,489
Financials (13.4%):
Agricultural Bank of China Ltd., Class H ...................................... 2,760,722 1,970
Bank of China Ltd., Class H ............................................... 3,386,882 1,968
Bank of Communications Co. Ltd., Class H .................................... 2,322,370 2,160
China CITIC Bank Corp. Ltd., Class H ....................................... 2,092,560 1,994
China Construction Bank Corp., Class H ...................................... 2,026,000 2,044
China Everbright Bank Co. Ltd., Class H ...................................... 3,444,000 1,720
China Galaxy Securities Co. Ltd., Class H ..................................... 646,500 727
China International Capital Corp. Ltd., Class H(b) ............................... 334,800 755
China Life Insurance Co. Ltd., Class H ....................................... 443,256 1,064
China Merchants Bank Co. Ltd., Class H ...................................... 189,384 1,323
China Merchants Securities Co. Ltd., Class H(b) ................................. 408,400 738
China Minsheng Banking Corp. Ltd., Class H ................................... 3,103,916 1,760
China Pacific Insurance Group Co. Ltd., Class H ................................ 293,754 1,005
CITIC Securities Co. Ltd., Class H .......................................... 246,434 744
GF Securities Co. Ltd., Class H ............................................. 482,600 810
Huatai Securities Co. Ltd., Class H(b) ........................................ 406,600 824
Industrial & Commercial Bank of China Ltd., Class H ............................. 2,692,191 2,133
New China Life Insurance Co. Ltd., Class H .................................... 173,600 945
PICC Property & Casualty Co. Ltd., Class H ................................... 726,865 1,407
Ping An Insurance Group Co. of China Ltd. .................................... 180,000 1,143
Postal Savings Bank of China Co. Ltd., Class H(b) ............................... 2,485,771 1,735
The People's Insurance Co. Group of China Ltd., Class H .......................... 1,582,937 1,204
30,173
Health Care (2.5%):
China Resources Pharmaceutical Group Ltd.(b) ................................. 2,159,500 1,409
Shandong Weigao Group Medical Polymer Co. Ltd., Class H ........................ 1,468,400 1,143
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.(a) ............................ 19,600 817
Sinopharm Group Co. Ltd., Class H .......................................... 644,976 1,510
WuXi AppTec Co. Ltd., Class H(b) .......................................... 77,800 779
5,658
Industrials (2.5%):
China Southern Airlines Co. Ltd., Class H(a) ................................... 1,688,000 864
COSCO SHIPPING Holdings Co. Ltd., Class H ................................. 682,930 1,187
JD Logistics, Inc.(a)(b) ................................................... 580,700 972
Sinotruk Hong Kong Ltd. ................................................. 489,000 1,426
Weichai Power Co. Ltd., Class H ............................................ 536,675 1,090
5,539
Information Technology (3.0%):
AAC Technologies Holdings, Inc. ........................................... 175,371 909
GDS Holdings Ltd., Class A(a) ............................................. 207,200 779
Hua Hong Semiconductor Ltd.(a)(b) ......................................... 155,000 685
Kingsoft Cloud Holdings Ltd.(a) ............................................ 796,000 673

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
21
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Lenovo Group Ltd. ...................................................... 760,000 $ 912
Sunny Optical Technology Group Co. Ltd. ..................................... 102,100 902
Xiaomi Corp., Class W(a)(b) ............................................... 141,400 1,080
ZTE Corp., Class H ..................................................... 249,200 772
6,712
Materials (3.4%):
Aluminum Corp. of China Ltd., Class H ....................................... 1,718,000 1,155
Anhui Conch Cement Co. Ltd., Class H ....................................... 466,081 1,185
China Hongqiao Group Ltd.(c) ............................................. 567,500 1,300
CMOC Group Ltd., Class H ............................................... 1,169,191 1,189
Jiangxi Copper Co. Ltd., Class H ............................................ 698,000 1,355
Zijin Mining Group Co. Ltd., Class H ........................................ 539,912 1,379
7,563
Real Estate (1.0%):
China Resources Mixc Lifestyle Services Ltd.(b) ................................ 198,000 957
Greentown China Holdings Ltd. ............................................ 622,000 749
Longfor Group Holdings Ltd.(b) ............................................ 527,427 622
2,328
Utilities (1.4%):
China Longyuan Power Group Corp. Ltd., Class H ............................... 1,417,000 1,276
Huaneng Power International, Inc., Class H .................................... 2,995,420 1,931
3,207
87,313
Cyprus (0.0%):
Financials (0.0%):
TCS Group Holding PLC, GDR(a)(d) ........................................ 15,868 —
Czech Republic (1.1%):
Financials (0.5%):
Komercni Banka AS ..................................................... 22,751 1,101
Utilities (0.6%):
CEZ A/S ............................................................. 22,835 1,342
2,443
Greece (0.0%):
Consumer Discretionary (0.0%):
FF Group(a)(d) ........................................................ 14,913 —
Hungary (0.9%):
Financials (0.4%):
OTP Bank Nyrt ........................................................ 11,764 941
Health Care (0.5%):
Richter Gedeon Nyrt .................................................... 39,419 1,163
2,104
India (11.0%):
Consumer Discretionary (1.9%):
Dixon Technologies India Ltd. .............................................. 6,501 1,136
Jubilant Foodworks Ltd. .................................................. 198,678 1,626
Mahindra & Mahindra Ltd. ................................................ 43,749 1,624
4,386
Financials (0.8%):
BSE Ltd. ............................................................. 23,440 757
One 97 Communications Ltd.(a) ............................................ 94,644 1,020
1,777
Health Care (3.1%):
Aster DM Healthcare Ltd.(b) ............................................... 234,167 1,628
Narayana Hrudayalaya Ltd. ................................................ 79,076 2,001
Sun Pharmaceutical Industries Ltd. .......................................... 115,742 2,262
Wockhardt Ltd.(a) ...................................................... 52,487 1,049
6,940

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
22
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Industrials (1.5%):
Bharat Electronics Ltd. ................................................... 325,119 $ 1,598
InterGlobe Aviation Ltd.(a)(b) .............................................. 27,025 1,883
3,481
Information Technology (1.0%):
Coforge Ltd. .......................................................... 63,242 1,419
PG Electroplast Ltd. ..................................................... 89,420 787
2,206
Materials (2.7%):
Chambal Fertilisers And Chemicals Ltd. ...................................... 197,192 1,300
Coromandel International Ltd. .............................................. 57,369 1,676
Lloyds Metals & Energy Ltd. .............................................. 64,665 1,198
UPL Ltd. ............................................................. 233,480 1,800
5,974
24,764
Indonesia (2.2%):
Energy (0.9%):
PT Alamtri Resources Indonesia Tbk ......................................... 5,223,100 589
PT United Tractors Tbk .................................................. 1,053,000 1,392
1,981
Industrials (0.7%):
PT Astra International Tbk ................................................ 5,892,500 1,634
Materials (0.6%):
PT Bumi Resources Minerals Tbk(a) ......................................... 26,797,800 654
PT Petrosea Tbk ........................................................ 3,284,400 564
1,218
4,833
Malaysia (5.6%):
Consumer Discretionary (0.9%):
Genting Bhd .......................................................... 2,711,000 1,965
Financials (2.2%):
AMMB Holdings Bhd ................................................... 1,723,700 2,089
RHB Bank Bhd ........................................................ 1,931,200 2,891
4,980
Industrials (1.3%):
Gamuda Bhd .......................................................... 1,265,300 1,440
Sunway Bhd .......................................................... 1,371,300 1,532
2,972
Utilities (1.2%):
Tenaga Nasional Bhd .................................................... 795,600 2,719
12,636
Mexico (2.4%):
Consumer Staples (0.6%):
Coca-Cola Femsa SAB de CV .............................................. 144,003 1,396
Industrials (1.4%):
Alfa SAB de CV, Class A ................................................. 1,160,478 857
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 80,390 1,056
Grupo Aeroportuario del Pacifico SAB de CV, Class B ............................ 48,855 1,122
3,035
Real Estate (0.4%):
Fibra Uno Administracion SA de CV ......................................... 673,783 931
5,362
Netherlands (0.6%):
Real Estate (0.6%):
NEPI Rockcastle NV .................................................... 178,528 1,361

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
23
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
Poland (1.0%):
Communication Services (0.4%):
CD Projekt SA ......................................................... 10,687 $ 833
Consumer Discretionary (0.2%):
CCC SA(a) ........................................................... 7,739 439
Energy (0.4%):
ORLEN SA ........................................................... 44,429 1,013
2,285
Russian Federation (0.0%):
Energy (0.0%):
Gazprom PJSC(a)(d)(e) .................................................. 324,752 —
Financials (0.0%):
Sberbank of Russia PJSC(a)(d)(e) ........................................... 177,888 —
Materials (0.0%):
PhosAgro PJSC, GDR(a)(b)(d)(e) ........................................... 35,202 —
PhosAgro Public Joint, Class BL, GDR(a)(d)(e) ................................. 227 —
Severstal PAO(a)(d)(e) ................................................... 37,552 —
United Co. RUSAL International PJSC(a)(d)(e) ................................. 555,630 —
—
Utilities (0.0%):
Inter RAO UES PJSC(a)(d)(e) .............................................. 23,475,472 —
—
South Africa (4.4%):
Communication Services (0.3%):
MTN Group Ltd. ....................................................... 98,439 783
Consumer Discretionary (1.3%):
Foschini Group Ltd. ..................................................... 101,957 743
Mr Price Group Ltd. ..................................................... 57,772 723
Naspers Ltd. .......................................................... 2,399 748
Pepkor Holdings Ltd.(b) .................................................. 513,050 789
3,003
Consumer Staples (0.5%):
Tiger Brands Ltd. ....................................................... 60,063 1,082
Financials (1.4%):
Capitec Bank Holdings Ltd. ............................................... 5,111 1,025
Discovery Ltd. ......................................................... 83,195 1,010
OUTsurance Group Ltd. .................................................. 234,657 1,039
3,074
Materials (0.4%):
Harmony Gold Mining Co. Ltd. ............................................. 31,673 438
Impala Platinum Holdings Ltd.(a) ........................................... 53,936 485
923
Real Estate (0.5%):
Growthpoint Properties Ltd. ............................................... 1,517,211 1,148
10,013
Taiwan (12.4%):
Consumer Discretionary (0.7%):
Pou Chen Corp. ........................................................ 1,412,000 1,496
Health Care (0.6%):
Caliway Biopharmaceuticals Co. Ltd.(a) ...................................... 29,000 1,336
Industrials (4.0%):
Advanced Energy Solution Holding Co. Ltd. ................................... 22,000 798
Bizlink Holding, Inc. .................................................... 40,000 1,161
China Airlines Ltd. ...................................................... 2,066,000 1,528
Eva Airways Corp. ...................................................... 1,042,000 1,424
Evergreen Marine Corp. Taiwan Ltd. ......................................... 145,400 991

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
24
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
Value
(000)
United Integrated Services Co. Ltd. .......................................... 68,000 $ 1,450
Wan Hai Lines Ltd. ..................................................... 252,000 768
Yang Ming Marine Transport Corp. .......................................... 419,000 1,020
9,140
Information Technology (7.1%):
ASE Technology Holding Co. Ltd. ........................................... 266,000 1,343
Asustek Computer, Inc. ................................................... 60,000 1,323
Catcher Technology Co. Ltd. ............................................... 227,000 1,648
Compal Electronics, Inc. .................................................. 1,399,000 1,389
Foxconn Technology Co. Ltd. .............................................. 537,000 1,167
Mitac Holdings Corp.(a) .................................................. 487,000 1,109
Pegatron Corp. ......................................................... 596,000 1,567
Powertech Technology, Inc. ................................................ 342,000 1,540
Tripod Technology Corp. ................................................. 204,000 1,729
United Microelectronics Corp. ............................................. 1,102,000 1,668
Zhen Ding Technology Holding Ltd. ......................................... 449,000 1,545
16,028
28,000
Thailand (3.8%):
Consumer Staples (0.6%):
Charoen Pokphand Foods PCL ............................................. 2,119,500 1,500
Financials (2.9%):
Kasikornbank PCL ...................................................... 485,300 2,292
Krung Thai Bank PCL ................................................... 2,702,200 1,770
SCB X PCL ........................................................... 680,600 2,460
6,522
Information Technology (0.3%):
Cal-Comp Electronics Thailand PCL ......................................... 3,798,400 637
8,659
Turkey (2.6%):
Consumer Staples (0.5%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S .................................... 1,361,830 512
Migros Ticaret A/S(c) .................................................... 53,432 664
1,176
Industrials (1.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 167,555 635
Enka Insaat ve Sanayi A/S(c) .............................................. 357,550 597
Pegasus Hava Tasimaciligi A/S(a) ........................................... 104,440 674
TAV Havalimanlari Holding A/S(a)(c) ........................................ 127,651 848
Turk Hava Yollari AO .................................................... 106,782 761
3,515
Materials (0.5%):
Gubre Fabrikalari TAS(a)(c) ............................................... 86,363 495
Oyak Cimento Fabrikalari AS(a) ............................................ 1,052,381 575
1,070
5,761
Total Common Stocks (Cost $197,120) 223,840
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(f) ........ 435,176 436
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(f) ............ 435,176 435
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(f) ................ 435,176 435
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(f) . 435,176 435
Total Collateral for Securities Loaned (Cost $1,741) 1,741
Total Investments (Cost $198,861) — 100.1% 225,581
Liabilities in excess of other assets — (0.1)% (71)
NET ASSETS - 100.00% $ 225,510

Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF
25
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 723
Inter RAO UES PJSC .........................................
5/2/2018
1,576
PhosAgro PJSC, GDR ........................................
12/21/2021
749
PhosAgro Public Joint, Class BL, GDR ............................
12/21/2021
5
Sberbank of Russia PJSC ......................................
10/24/2017
634
Severstal PAO ..............................................
5/27/2021
881
United Co. RUSAL International PJSC ............................
11/30/2021
517
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2025, the fair value of these securities was $20,441
(thousands) and amounted to 9.1% of net assets.
(c) All or a portion of this security is on loan.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at June 30, 2025 (amounts in thousands):
(f) Rate disclosed is the daily yield on June 30, 2025.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 11 9/19/25 $ 671,444 $ 678,425 $ 6,981
Total unrealized appreciation $ 6,981
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 6,981

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
26
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (15.8%):
Alphabet, Inc., Class A ................................................... 95,002 $ 16,742
Alphabet, Inc., Class C ................................................... 83,469 14,807
AT&T, Inc. ........................................................... 112,870 3,267
Charter Communications, Inc., Class A(a) ..................................... 1,542 630
Comcast Corp., Class A .................................................. 60,423 2,157
Electronic Arts, Inc. ..................................................... 3,856 616
Fox Corp., Class A ...................................................... 3,527 198
Fox Corp., Class B ...................................................... 2,163 112
Liberty Media Corp.-Liberty Formula One, Series A(a) ............................ 358 34
Liberty Media Corp.-Liberty Formula One, Series C(a) ............................ 3,543 370
Live Nation Entertainment, Inc.(a) ........................................... 2,533 383
Meta Platforms, Inc., Class A .............................................. 35,661 26,321
Netflix, Inc.(a) ......................................................... 6,935 9,287
Omnicom Group, Inc. .................................................... 3,142 226
Pinterest, Inc., Class A(a) ................................................. 9,488 340
ROBLOX Corp., Class A(a) ............................................... 9,139 961
Snap, Inc., Class A(a) .................................................... 18,241 159
Spotify Technology SA(a) ................................................. 2,496 1,915
Take-Two Interactive Software, Inc.(a) ........................................ 2,653 644
The Trade Desk, Inc., Class A(a) ............................................ 7,490 539
The Walt Disney Co. .................................................... 29,548 3,664
T-Mobile US, Inc. ...................................................... 7,392 1,761
Verizon Communications, Inc. .............................................. 67,270 2,911
Warner Bros Discovery, Inc.(a) ............................................. 36,130 414
88,458
Communications Equipment (0.6%):
Arista Networks, Inc.(a) .................................................. 8,365 856
Cisco Systems, Inc. ..................................................... 31,749 2,203
Motorola Solutions, Inc. .................................................. 1,326 557
3,616
Consumer Discretionary (9.9%):
Airbnb, Inc., Class A(a) .................................................. 4,316 571
Amazon.com, Inc.(a) .................................................... 96,742 21,224
AutoZone, Inc.(a) ....................................................... 168 624
Best Buy Co., Inc. ...................................................... 2,065 139
Booking Holdings, Inc. ................................................... 328 1,899
Burlington Stores, Inc.(a) ................................................. 681 158
Carnival Corp.(a) ....................................................... 11,251 316
Carvana Co.(a) ......................................................... 1,279 431
Chipotle Mexican Grill, Inc.(a) ............................................. 14,149 794
D.R. Horton, Inc. ....................................................... 2,805 362
Darden Restaurants, Inc. .................................................. 1,198 261
Deckers Outdoor Corp.(a) ................................................. 1,566 161
Domino's Pizza, Inc. ..................................................... 344 155
DoorDash, Inc., Class A(a) ................................................ 3,496 862
DraftKings, Inc.(a) ...................................................... 4,932 212
eBay, Inc. ............................................................ 4,821 359
Expedia Group, Inc. ..................................................... 1,295 218
Ford Motor Co. ........................................................ 39,731 431
Garmin Ltd. ........................................................... 1,578 329
General Motors Co. ..................................................... 10,124 498
Genuine Parts Co. ...................................................... 1,415 172
Hilton Worldwide Holdings, Inc. ............................................ 2,396 638
Las Vegas Sands Corp. ................................................... 3,839 167
Lennar Corp., Class A .................................................... 2,318 256
Lennar Corp., Class B ................................................... 100 11
Lowe's Cos., Inc. ....................................................... 5,692 1,263
Lululemon Athletica, Inc.(a) ............................................... 1,087 258
Marriott International, Inc., Class A .......................................... 2,476 676
McDonald's Corp. ...................................................... 7,371 2,154

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
27
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
NIKE, Inc., Class B ..................................................... 11,963 $ 850
NVR, Inc.(a) .......................................................... 29 214
O'Reilly Automotive, Inc.(a) ............................................... 8,779 791
Pool Corp. ............................................................ 364 106
PulteGroup, Inc. ........................................................ 2,034 215
Ross Stores, Inc. ....................................................... 3,380 431
Royal Caribbean Cruises Ltd. .............................................. 2,529 792
Starbucks Corp. ........................................................ 11,533 1,057
Tesla, Inc.(a) .......................................................... 28,596 9,084
The Home Depot, Inc. ................................................... 10,074 3,694
The TJX Cos., Inc. ...................................................... 11,595 1,432
Tractor Supply Co. ...................................................... 5,420 286
Ulta Beauty, Inc.(a) ..................................................... 466 218
Williams-Sonoma, Inc. ................................................... 1,211 198
Yum! Brands, Inc. ...................................................... 2,840 421
55,388
Consumer Staples (9.0%):
Altria Group, Inc. ....................................................... 28,192 1,653
Archer-Daniels-Midland Co. ............................................... 7,949 419
Brown-Forman Corp., Class A .............................................. 765 21
Brown-Forman Corp., Class B ............................................. 4,970 134
Church & Dwight Co., Inc. ................................................ 4,096 394
Colgate-Palmolive Co. ................................................... 13,660 1,242
Constellation Brands, Inc., Class A .......................................... 2,341 381
Costco Wholesale Corp. .................................................. 7,827 7,748
Dollar General Corp. .................................................... 3,703 424
Dollar Tree, Inc.(a) ...................................................... 3,676 364
General Mills, Inc. ...................................................... 9,157 474
Hormel Foods Corp. ..................................................... 4,847 147
Kellanova ............................................................ 4,932 392
Kenvue, Inc. .......................................................... 31,451 658
Keurig Dr. Pepper, Inc. ................................................... 20,149 666
Kimberly-Clark Corp. .................................................... 5,511 710
McCormick & Co., Inc. .................................................. 4,399 333
Mondelez International, Inc., Class A ......................................... 21,592 1,456
Monster Beverage Corp.(a) ................................................ 11,779 738
PepsiCo, Inc. .......................................................... 24,179 3,193
Philip Morris International, Inc. ............................................. 27,429 4,996
Sysco Corp. ........................................................... 8,123 615
Target Corp. .......................................................... 7,710 761
The Campbell's Company ................................................. 3,304 101
The Clorox Co. ........................................................ 2,052 246
The Coca-Cola Co. ...................................................... 75,433 5,337
The Estee Lauder Cos., Inc. ............................................... 3,900 315
The Hershey Co. ....................................................... 2,505 416
The Kraft Heinz Co. ..................................................... 20,052 518
The Kroger Co. ........................................................ 12,019 862
The Procter & Gamble Co. ................................................ 41,427 6,600
Tyson Foods, Inc., Class A ................................................ 4,695 263
Walmart, Inc. .......................................................... 77,057 7,535
50,112
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A ................................................. 9,767 965
CDW Corp. ........................................................... 1,050 188
Corning, Inc. .......................................................... 6,293 331
Jabil, Inc. ............................................................ 887 193
Keysight Technologies, Inc.(a) ............................................. 1,378 226
TE Connectivity PLC .................................................... 2,391 403
Teledyne Technologies, Inc.(a) ............................................. 362 186
Trimble, Inc.(a) ........................................................ 1,913 145
Zebra Technologies Corp.(a) ............................................... 397 122
2,759

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
28
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Financials (14.6%):
Affirm Holdings, Inc.(a) .................................................. 2,881 $ 199
Aflac, Inc. ............................................................ 5,201 549
American Express Co. ................................................... 7,516 2,397
American International Group, Inc. .......................................... 6,292 539
Ameriprise Financial, Inc. ................................................. 1,071 572
Aon PLC, Class A ...................................................... 2,210 788
Apollo Global Management, Inc. ............................................ 4,264 605
Arch Capital Group Ltd. .................................................. 3,858 351
Ares Management Corp., Class A ........................................... 2,037 353
Arthur J. Gallagher & Co. ................................................. 2,657 851
Bank of America Corp. ................................................... 81,588 3,861
Berkshire Hathaway, Inc., Class A(a) ......................................... 3 2,186
Berkshire Hathaway, Inc., Class B(a) ......................................... 15,094 7,332
Blackrock, Inc. ........................................................ 1,538 1,614
Blackstone, Inc. ........................................................ 7,704 1,152
Block, Inc.(a) .......................................................... 5,873 399
Brown & Brown, Inc. .................................................... 2,506 278
Capital One Financial Corp. ............................................... 6,626 1,410
Cboe Global Markets, Inc. ................................................ 1,102 257
Chubb Ltd. ........................................................... 4,207 1,219
Cincinnati Financial Corp. ................................................ 1,607 239
Citigroup, Inc. ......................................................... 19,553 1,664
Citizens Financial Group, Inc. .............................................. 4,509 202
CME Group, Inc. ....................................................... 3,796 1,046
Coinbase Global, Inc., Class A(a) ........................................... 2,224 779
Corebridge Financial, Inc. ................................................. 3,811 135
Erie Indemnity Co., Class A ............................................... 261 91
Everest Group Ltd. ...................................................... 337 115
FactSet Research Systems, Inc. ............................................. 394 176
Fidelity National Information Services, Inc. .................................... 5,576 454
Fifth Third Bancorp ..................................................... 6,956 286
First Citizens Bancshares, Inc., Class A ....................................... 97 190
Fiserv, Inc.(a) .......................................................... 5,904 1,018
Global Payments, Inc. .................................................... 2,617 209
Huntington Bancshares, Inc. ............................................... 15,197 255
Interactive Brokers Group, Inc. ............................................. 4,580 254
Intercontinental Exchange, Inc. ............................................. 5,996 1,100
JPMorgan Chase & Co. .................................................. 29,562 8,570
KeyCorp ............................................................. 11,529 201
KKR & Co., Inc. ....................................................... 7,216 960
Loews Corp. .......................................................... 1,851 170
LPL Financial Holdings, Inc. ............................................... 787 295
M&T Bank Corp. ....................................................... 1,723 334
Markel Group, Inc.(a) .................................................... 131 262
Marsh & McLennan Cos., Inc. ............................................. 5,214 1,140
Mastercard, Inc., Class A ................................................. 8,689 4,883
MetLife, Inc. .......................................................... 6,017 484
Moody's Corp. ......................................................... 1,886 946
Morgan Stanley ........................................................ 13,036 1,836
MSCI, Inc. ........................................................... 803 463
Nasdaq, Inc. .......................................................... 4,391 393
Northern Trust Corp. .................................................... 2,056 261
PayPal Holdings, Inc.(a) .................................................. 10,481 779
Principal Financial Group, Inc. ............................................. 2,383 189
Prudential Financial, Inc. ................................................. 3,727 400
Raymond James Financial, Inc. ............................................. 1,993 306
Regions Financial Corp. .................................................. 9,568 225
Robinhood Markets, Inc., Class A(a) ......................................... 8,110 759
S&P Global, Inc. ....................................................... 3,211 1,693
SoFi Technologies, Inc.(a) ................................................. 11,660 212
State Street Corp. ....................................................... 3,017 321
Synchrony Financial ..................................................... 4,035 269

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
29
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
T. Rowe Price Group, Inc. ................................................. 2,356 $ 227
The Allstate Corp. ...................................................... 2,789 561
The Bank of New York Mellon Corp. ......................................... 7,590 692
The Carlyle Group, Inc. .................................................. 2,660 137
The Charles Schwab Corp. ................................................ 18,193 1,660
The Goldman Sachs Group, Inc. ............................................ 3,293 2,331
The Hartford Insurance Group, Inc. .......................................... 3,010 382
The PNC Financial Services Group, Inc. ...................................... 4,122 768
The Progressive Corp. ................................................... 6,223 1,661
The Travelers Cos., Inc. .................................................. 2,398 642
Toast, Inc., Class A(a) .................................................... 4,747 210
Truist Financial Corp. .................................................... 13,680 588
U.S. Bancorp .......................................................... 16,418 743
Visa, Inc., Class A ...................................................... 18,401 6,533
W.R. Berkley Corp. ..................................................... 3,039 223
Wells Fargo & Co. ...................................................... 34,224 2,742
Willis Towers Watson PLC ................................................ 1,058 324
81,900
Health Care (16.9%):
Abbott Laboratories ..................................................... 33,071 4,498
AbbVie, Inc. .......................................................... 33,867 6,286
Agilent Technologies, Inc. ................................................. 5,200 614
Align Technology, Inc.(a) ................................................. 1,292 245
Alnylam Pharmaceuticals, Inc.(a) ........................................... 2,190 714
Amgen, Inc. ........................................................... 10,304 2,877
Avantor, Inc.(a) ........................................................ 12,249 165
Baxter International, Inc. ................................................. 9,158 277
Becton Dickinson & Co. .................................................. 5,208 897
Biogen, Inc.(a) ......................................................... 2,643 332
Boston Scientific Corp.(a) ................................................. 28,229 3,032
Bristol-Myers Squibb Co. ................................................. 38,954 1,803
Cardinal Health, Inc. .................................................... 4,422 743
Cencora, Inc. .......................................................... 3,363 1,008
Centene Corp.(a) ....................................................... 8,966 487
CVS Health Corp. ...................................................... 23,341 1,610
Danaher Corp. ......................................................... 11,987 2,368
Dexcom, Inc.(a) ........................................................ 7,234 632
Edwards Lifesciences Corp.(a) ............................................. 10,769 842
Elevance Health, Inc. .................................................... 4,166 1,620
Eli Lilly & Co. ......................................................... 16,345 12,741
GE HealthCare Technologies, Inc. ........................................... 8,562 634
Gilead Sciences, Inc. .................................................... 22,876 2,536
HCA Healthcare, Inc. .................................................... 3,174 1,216
Hologic, Inc.(a) ........................................................ 4,131 269
Humana, Inc. .......................................................... 2,199 538
IDEXX Laboratories, Inc.(a) ............................................... 1,514 812
Illumina, Inc.(a) ........................................................ 2,957 282
Incyte Corp.(a) ......................................................... 3,425 233
Insulet Corp.(a) ........................................................ 1,298 408
Intuitive Surgical, Inc.(a) ................................................. 6,619 3,597
IQVIA Holdings, Inc.(a) .................................................. 3,161 498
Johnson & Johnson ..................................................... 46,211 7,059
Labcorp Holdings, Inc. ................................................... 1,546 406
McKesson Corp. ....................................................... 2,340 1,715
Medtronic PLC ........................................................ 23,523 2,051
Merck & Co., Inc. ...................................................... 48,466 3,837
Mettler-Toledo International, Inc.(a) ......................................... 369 434
Moderna, Inc.(a) ....................................................... 6,385 176
Molina Healthcare, Inc.(a) ................................................ 1,036 309
Natera, Inc.(a) ......................................................... 2,447 413
Pfizer, Inc. ............................................................ 108,835 2,638
Quest Diagnostics, Inc. ................................................... 2,089 375
Regeneron Pharmaceuticals, Inc. ............................................ 1,871 982

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
30
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
ResMed, Inc. .......................................................... 2,722 $ 702
Revvity, Inc. .......................................................... 2,227 215
STERIS PLC .......................................................... 1,813 436
Stryker Corp. .......................................................... 6,602 2,612
The Cigna Group ....................................................... 4,993 1,651
The Cooper Cos., Inc.(a) .................................................. 3,671 261
Thermo Fisher Scientific, Inc. .............................................. 6,942 2,815
UnitedHealth Group, Inc. ................................................. 17,128 5,343
Veeva Systems, Inc., Class A(a) ............................................. 2,732 787
Vertex Pharmaceuticals, Inc.(a) ............................................. 4,635 2,064
Viatris, Inc. ........................................................... 21,284 190
Waters Corp.(a) ........................................................ 1,095 382
West Pharmaceutical Services, Inc. .......................................... 1,336 292
Zimmer Biomet Holdings, Inc. ............................................. 3,643 332
Zoetis, Inc. ........................................................... 8,219 1,282
94,573
IT Services (1.1%):
Accenture PLC, Class A .................................................. 5,018 1,500
Akamai Technologies, Inc.(a) .............................................. 1,199 96
Cloudflare, Inc., Class A(a) ................................................ 2,452 480
Cognizant Technology Solutions Corp., Class A ................................. 3,952 308
Gartner, Inc.(a) ........................................................ 583 236
GoDaddy, Inc., Class A(a) ................................................. 1,130 203
International Business Machines Corp. ........................................ 7,395 2,180
MongoDB, Inc.(a) ...................................................... 570 120
Snowflake, Inc., Class A(a) ................................................ 2,447 547
VeriSign, Inc. .......................................................... 759 219
5,889
Semiconductors & Semiconductor Equipment (9.3%):
Advanced Micro Devices, Inc.(a) ............................................ 13,670 1,940
Analog Devices, Inc. .................................................... 4,031 959
Applied Materials, Inc. ................................................... 6,591 1,207
Broadcom, Inc. ........................................................ 36,198 9,978
Entegris, Inc. .......................................................... 1,203 97
First Solar, Inc.(a) ...................................................... 812 134
Intel Corp. ............................................................ 35,616 798
KLA Corp. ........................................................... 1,083 970
Lam Research Corp. ..................................................... 10,427 1,015
Marvell Technology, Inc. ................................................. 7,000 542
Microchip Technology, Inc. ................................................ 4,281 301
Micron Technology, Inc. .................................................. 8,866 1,093
Monolithic Power Systems, Inc. ............................................ 365 267
NVIDIA Corp. ......................................................... 184,004 29,071
ON Semiconductor Corp.(a) ............................................... 3,452 181
QUALCOMM, Inc. ..................................................... 8,986 1,431
Skyworks Solutions, Inc. ................................................. 1,313 98
Teradyne, Inc. ......................................................... 1,306 117
Texas Instruments, Inc. ................................................... 7,355 1,527
51,726
Software (17.4%):
Adobe, Inc.(a) ......................................................... 6,621 2,561
ANSYS, Inc.(a) ........................................................ 1,360 478
AppLovin Corp., Class A(a) ............................................... 3,287 1,151
Atlassian Corp., Class A(a) ................................................ 2,412 490
Autodesk, Inc.(a) ....................................................... 3,309 1,024
Bentley Systems, Inc., Class B ............................................. 2,166 117
Cadence Design Systems, Inc.(a) ............................................ 4,209 1,297
Corpay, Inc.(a) ......................................................... 727 241
Crowdstrike Holdings, Inc., Class A(a) ....................................... 3,802 1,936
Datadog, Inc., Class A(a) ................................................. 4,736 636
Dynatrace, Inc.(a) ...................................................... 4,487 248
Fair Isaac Corp.(a) ...................................................... 361 660

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
31
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Fortinet, Inc.(a) ........................................................ 9,976 $ 1,055
Gen Digital, Inc. ....................................................... 8,653 254
HubSpot, Inc.(a) ....................................................... 782 435
Intuit, Inc. ............................................................ 4,202 3,310
Microsoft Corp. ........................................................ 111,802 55,611
MicroStrategy, Inc.(a) .................................................... 3,843 1,553
Oracle Corp. .......................................................... 26,054 5,696
Palantir Technologies, Inc., Class A(a) ........................................ 33,697 4,594
Palo Alto Networks, Inc.(a) ................................................ 10,350 2,118
PTC, Inc.(a) ........................................................... 1,814 313
Roper Technologies, Inc. .................................................. 1,642 931
Salesforce, Inc. ........................................................ 14,427 3,934
ServiceNow, Inc.(a) ..................................................... 3,193 3,283
Synopsys, Inc.(a) ....................................................... 2,379 1,220
Tyler Technologies, Inc.(a) ................................................ 683 405
Workday, Inc., Class A(a) ................................................. 3,317 796
Zoom Communications, Inc.(a) ............................................. 4,041 315
Zscaler, Inc.(a) ......................................................... 1,498 470
97,132
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc. ........................................................... 117,894 24,188
Dell Technologies, Inc., Class C ............................................ 2,489 305
Hewlett Packard Enterprise Co. ............................................. 10,389 212
HP, Inc. .............................................................. 7,498 183
NetApp, Inc. .......................................................... 1,628 174
Pure Storage, Inc., Class A(a) .............................................. 2,518 145
Seagate Technology Holdings PLC .......................................... 1,631 235
Super Micro Computer, Inc.(a) ............................................. 4,142 203
Western Digital Corp. .................................................... 2,713 174
25,819
Total Common Stocks (Cost $431,597)
a
a
a
557,372
Rights (0.0%)(b)
Health Care (0.0%):(b)
ABIOMED, Inc., CVR, expiring 1/2/26(a)(c) ................................... 532 1
Total Rights (Cost $—)
a
a
a
1
Total Investments (Cost $431,597) — 99.7% 557,373
Other assets in excess of liabilities —  0.3% 1,928
NET ASSETS - 100.00% $ 559,301
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2025. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
CVR
—
Contingent Value Right
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF
32
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 9/19/25 $ 1,819,500 $ 1,876,125 $ 56,625
Total unrealized appreciation $ 56,625
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 56,625

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares WestEnd Global Equity ETF
33
See notes to financial statements.
Security Description Shares
a
Value
(000)
Exchange-Traded Funds (99.4%)
Communication Services Select Sector SPDR Fund .............................. 4,754 $ 516
Consumer Discretionary Select Sector SPDR Fund ............................... 1,540 335
Consumer Staples Select Sector SPDR Fund ................................... 3,589 291
Financial Select Sector SPDR Fund .......................................... 9,365 490
Health Care Select Sector SPDR Fund ........................................ 4,128 556
iShares Core MSCI Europe ETF ............................................ 1,831 121
iShares Expanded Tech-Software Sector ETF (a) ................................. 2,562 281
iShares MSCI Emerging Markets Asia ETF .................................... 4,362 360
Technology Select Sector SPDR Fund ........................................ 3,435 870
Vanguard FTSE All-World ex-US ETF ........................................ 8,971 603
Vanguard FTSE Pacific ETF ............................................... 4,387 360
Total Exchange-Traded Funds (Cost $4,580)
a
a
a
4,783
Total Investments (Cost $4,580) — 99.4% 4,783
Other assets in excess of liabilities —  0.6% 28
NET ASSETS - 100.00% $ 4,811
At June 30, 2025, the foreign securities held by the underlying Funds were 81.3% of net assets.
(a) Non-income producing security.
ETF
—
Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2025
Victory Portfolios II
VictoryShares Hedged Equity Income ETF
34
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (92.0%)
Communication Services (4.4%):
AT&T, Inc. ........................................................... 18,359 $ 531
Comcast Corp., Class A .................................................. 4,601 164
John Wiley & Sons, Inc., Class A ............................................ 1,089 49
Nexstar Media Group, Inc. ................................................ 1,344 233
TEGNA, Inc. .......................................................... 3,113 52
Verizon Communications, Inc. .............................................. 13,563 587
1,616
Consumer Discretionary (7.0%):
American Eagle Outfitters, Inc. ............................................. 9,727 94
Best Buy Co., Inc. ...................................................... 547 37
Bloomin ' Brands, Inc. .................................................... 3,793 33
Brunswick Corp. ....................................................... 3,994 221
Camping World Holdings, Inc., Class A ....................................... 1,867 32
Dana, Inc. ............................................................ 4,936 85
Darden Restaurants, Inc. .................................................. 773 168
Ethan Allen Interiors, Inc. ................................................. 6,899 192
Ford Motor Co. ........................................................ 11,572 126
Golden Entertainment, Inc. ................................................ 1,366 40
Harley-Davidson, Inc. ................................................... 1,552 37
Hasbro, Inc. ........................................................... 2,402 177
International Game Technology PLC ......................................... 6,857 108
KB Home ............................................................ 641 34
Kontoor Brands, Inc. .................................................... 209 14
LCI Industries ......................................................... 168 15
Lear Corp. ............................................................ 574 54
Macy's, Inc. ........................................................... 431 5
Meritage Homes Corp. ................................................... 504 34
Papa John's International, Inc. .............................................. 1,474 72
Standard Motor Products, Inc. .............................................. 2,764 85
Steven Madden Ltd. ..................................................... 3,255 78
The Buckle, Inc. ........................................................ 3,160 143
The Cheesecake Factory, Inc. .............................................. 1,209 76
Travel + Leisure Co. ..................................................... 5,013 259
Upbound Group, Inc. .................................................... 5,837 146
Vail Resorts, Inc. ....................................................... 493 77
Winnebago Industries, Inc. ................................................ 2,588 75
Wolverine World Wide, Inc. ............................................... 2,439 44
2,561
Consumer Staples (17.6%):
Altria Group, Inc. ....................................................... 9,247 542
Archer-Daniels-Midland Co. ............................................... 6,012 317
Bunge Global SA ....................................................... 2,516 202
Cal-Maine Foods, Inc. ................................................... 2,087 208
Edgewell Personal Care Co. ............................................... 1,417 33
Energizer Holdings, Inc. .................................................. 7,982 161
Flowers Foods, Inc. ..................................................... 43,985 703
Fresh Del Monte Produce, Inc. ............................................. 3,544 115
General Mills, Inc. ...................................................... 11,093 575
Interparfums , Inc. ....................................................... 270 35
John B Sanfilippo & Son, Inc. .............................................. 42 3
Kenvue , Inc. .......................................................... 3,909 82
Kimberly-Clark Corp. .................................................... 2,029 262
Molson Coors Beverage Co., Class B ......................................... 3,062 147
PepsiCo, Inc. .......................................................... 4,342 573
Philip Morris International, Inc. ............................................. 2,117 385
Reynolds Consumer Products, Inc. .......................................... 18,969 406
Spectrum Brands Holdings, Inc. ............................................ 640 34
Target Corp. .......................................................... 2,855 282
The Campbell's Company ................................................. 16,172 496
The Clorox Co. ........................................................ 2,681 322

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
35
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
The J.M. Smucker Co. ................................................... 2,320 $ 228
Tyson Foods, Inc., Class A ................................................ 3,786 212
Universal Corp. ........................................................ 1,012 59
WK Kellogg Co.(a) ..................................................... 2,144 34
6,416
Energy (10.5%):
Antero Midstream Corp. .................................................. 24,784 470
APA Corp. ............................................................ 13,768 252
Archrock , Inc. ......................................................... 2,524 63
California Resources Corp. ................................................ 732 33
ConocoPhillips Co. ..................................................... 809 73
Coterra Energy, Inc. ..................................................... 6,225 158
Crescent Energy Co., Class A .............................................. 7,226 62
DHT Holdings, Inc. ..................................................... 11,628 126
Halliburton Co. ........................................................ 5,753 117
Helmerich & Payne, Inc. .................................................. 10,420 158
International Seaways, Inc. ................................................ 3,101 113
Kinder Morgan, Inc. ..................................................... 16,836 495
Kinetik Holdings, Inc. ................................................... 1,635 72
Kodiak Gas Services, Inc. ................................................. 2,860 98
Liberty Energy, Inc. ..................................................... 2,886 33
Murphy Oil Corp. ...................................................... 1,842 41
Noble Corp. PLC ....................................................... 8,327 221
Nordic American Tankers Ltd. .............................................. 96,117 253
Northern Oil & Gas, Inc. .................................................. 566 16
ONEOK, Inc. .......................................................... 149 12
Peabody Energy Corp. ................................................... 2,609 35
Permian Resources Corp. ................................................. 4,638 63
Phillips 66 Co. ......................................................... 1,303 156
Schlumberger NV ...................................................... 823 28
Scorpio Tankers, Inc. .................................................... 2,484 97
SFL Corp. Ltd. ......................................................... 1,946 16
SM Energy Co. ........................................................ 1,881 47
Valero Energy Corp. ..................................................... 269 36
Viper Energy, Inc. ...................................................... 2,930 112
Vitesse Energy, Inc.(a) ................................................... 16,043 354
3,810
Financials (18.5%):
American Financial Group, Inc. ............................................. 2,003 253
Artisan Partners Asset Management, Inc., Class A ................................ 3,668 163
Atlantic Union Bankshares Corp. ............................................ 3,116 97
Banco Latinoamericano de Comercio Exterior SA, Class E ......................... 3,766 152
Bank OZK ............................................................ 3,976 187
Central Pacific Financial Corp. ............................................. 4,664 131
Citizens Financial Group, Inc. .............................................. 5,638 252
CNA Financial Corp. .................................................... 670 31
Comerica, Inc. ......................................................... 3,534 211
CVB Financial Corp. .................................................... 4,355 86
Dime Community Bancshares, Inc. .......................................... 1,831 49
Fidelity National Financial, Inc. ............................................ 1,949 109
Fifth Third Bancorp ..................................................... 3,992 164
First Hawaiian, Inc. ..................................................... 11,853 296
First Horizon Corp. ..................................................... 12,851 272
First Interstate BancSystem , Inc., Class A ...................................... 1,659 48
Hanmi Financial Corp. ................................................... 4,848 120
Heritage Financial Corp. .................................................. 4,196 100
Huntington Bancshares, Inc. ............................................... 19,168 321
Invesco Ltd. ........................................................... 4,083 64
Janus Henderson Group PLC .............................................. 5,370 209
Lazard, Inc. ........................................................... 1,433 69
Moelis & Co., Class A ................................................... 824 51
Navient Corp. ......................................................... 8,350 118

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
36
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Northern Trust Corp. .................................................... 2,448 $ 310
Northwest Bancshares, Inc. ................................................ 15,228 195
OneMain Holdings, Inc. .................................................. 7,838 447
Patria Investments Ltd., Class A ............................................ 2,427 34
Peoples Bancorp, Inc. .................................................... 1,094 33
Principal Financial Group, Inc. ............................................. 1,908 152
Provident Financial Services, Inc. ........................................... 1,868 33
Regions Financial Corp. .................................................. 8,695 205
Safety Insurance Group, Inc. ............................................... 1,662 132
Simmons First National Corp., Class A ....................................... 4,539 86
Southside Bancshares, Inc. ................................................ 1,138 33
Synovus Financial Corp. .................................................. 2,695 139
T. Rowe Price Group, Inc. ................................................. 3,759 363
The Bank of NT Butterfield & Son Ltd. ....................................... 3,525 156
The PNC Financial Services Group, Inc. ...................................... 975 182
Truist Financial Corp. .................................................... 7,621 328
U.S. Bancorp .......................................................... 761 34
United Bankshares , Inc. .................................................. 2,814 103
Valley National Bancorp .................................................. 3,725 33
Virtus Investment Partners, Inc. ............................................. 466 85
Zions Bancorp NA ...................................................... 1,638 85
6,721
Health Care (7.5%):
AbbVie, Inc. .......................................................... 833 155
Amgen, Inc. ........................................................... 708 198
Baxter International, Inc. ................................................. 2,112 64
Bristol-Myers Squibb Co. ................................................. 1,653 76
CVS Health Corp. ...................................................... 3,731 257
DENTSPLY SIRONA, Inc. ................................................ 11,082 176
Embecta Corp. ......................................................... 6,897 67
Gilead Sciences, Inc. .................................................... 1,209 134
Johnson & Johnson ..................................................... 767 117
Medtronic PLC ........................................................ 2,669 233
Merck & Co., Inc. ...................................................... 6,470 512
Organon & Co. ........................................................ 9,162 89
Perrigo Co. PLC ....................................................... 4,970 133
Pfizer, Inc. ............................................................ 5,672 137
Premier, Inc., Class A .................................................... 15,075 330
Viatris , Inc. ........................................................... 6,718 60
2,738
Industrials (3.2%):
Apogee Enterprises, Inc. .................................................. 842 34
CSG Systems International, Inc. ............................................ 976 64
Deluxe Corp. .......................................................... 932 15
Douglas Dynamics, Inc. .................................................. 3,085 91
Genco Shipping & Trading Ltd. ............................................. 9,728 127
Hillenbrand, Inc. ....................................................... 3,398 68
Insperity , Inc. .......................................................... 568 34
Kennametal, Inc. ....................................................... 1,733 40
Kforce , Inc. ........................................................... 1,915 79
MillerKnoll , Inc. ....................................................... 4,324 84
MSC Industrial Direct Co., Inc. ............................................. 3,359 286
Pitney Bowes, Inc. ...................................................... 3,555 39
Steelcase, Inc., Class A ................................................... 4,653 48
The Greenbrier Cos., Inc. ................................................. 781 36
Trinity Industries, Inc. ................................................... 2,497 67
United Parcel Service, Inc., Class B .......................................... 605 61
1,173
Information Technology (1.6%):
Cisco Systems, Inc. ..................................................... 2,687 186
HP, Inc. .............................................................. 8,073 197
Skyworks Solutions, Inc. ................................................. 1,822 136

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
37
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vishay Intertechnology , Inc. ............................................... 3,305 $ 53
572
Materials (7.3%):
AdvanSix , Inc. ......................................................... 1,558 37
Amcor PLC ........................................................... 58,564 538
Ardagh Metal Packaging SA ............................................... 30,348 130
Ashland, Inc. .......................................................... 1,566 79
Avient Corp. .......................................................... 1,011 33
Eastman Chemical Co. ................................................... 4,413 329
FMC Corp. ........................................................... 3,730 156
Greif, Inc., Class A ...................................................... 1,221 79
International Paper Co. ................................................... 2,896 136
Kaiser Aluminum Corp. .................................................. 1,040 83
LyondellBasell Industries NV, Class A ........................................ 824 48
Ryerson Holding Corp. ................................................... 2,101 45
Sonoco Products Co. .................................................... 8,050 351
Stepan Co. ............................................................ 1,450 79
SunCoke Energy, Inc. .................................................... 9,062 78
Sylvamo Corp. ......................................................... 661 33
The Scotts Miracle- Gro Co. ............................................... 3,364 222
Tronox Holdings PLC ................................................... 31,863 161
Westlake Corp. ........................................................ 727 55
2,672
Utilities (14.4%):
Alliant Energy Corp. .................................................... 3,546 214
American Electric Power Co., Inc. ........................................... 2,841 295
Avista Corp. .......................................................... 4,795 182
Black Hills Corp. ....................................................... 2,570 144
Clearway Energy, Inc., Class C ............................................. 9,111 291
Dominion Energy, Inc. ................................................... 7,209 407
DTE Energy Co. ....................................................... 1,637 217
Duke Energy Corp. ...................................................... 3,250 383
Evergy , Inc. ........................................................... 6,784 468
Eversource Energy ...................................................... 6,016 383
Exelon Corp. .......................................................... 5,724 248
H2O America ......................................................... 660 34
Middlesex Water Co. .................................................... 123 7
New Jersey Resources Corp. ............................................... 3,074 138
Northwest Natural Holding Co. ............................................. 3,042 121
Northwestern Energy Group, Inc. ........................................... 3,079 158
OGE Energy Corp. ...................................................... 9,294 412
ONE Gas, Inc. ......................................................... 1,500 108
Otter Tail Corp. ........................................................ 440 34
Pinnacle West Capital Corp. ............................................... 4,132 370
Southwest Gas Holdings, Inc. .............................................. 1,312 98
Spire, Inc. ............................................................ 2,311 169
UGI Corp. ............................................................ 8,823 321
Unitil Corp. ........................................................... 644 34
5,236
Total Common Stocks (Cost $32,417)
a
a
a
33,515
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.23%(b) ........ 27,963 28
HSBC U.S. Government Money Market Fund, Institutional Shares, 4.27%(b) ............ 27,963 28
Invesco Government & Agency Portfolio, Institutional Shares, 4.29%(b) ............... 27,963 28
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 4.24%(b) . 27,963 28
Total Collateral for Securities Loaned (Cost $112)
a
a
a
112
Total Investments (Cost $32,529) — 92.3% 33,627
Other assets in excess of liabilities —  7.7% 2,807
NET ASSETS - 100.00% $ 36,434

Victory Portfolios II
VictoryShares Hedged Equity Income ETF
38
Schedule of Portfolio Investments — continued
June 30, 2025
See notes to financial statements.
At June 30, 2025, the Fund's investments in foreign securities were 5.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on June 30, 2025.
PLC
—
Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 97 9/19/25 $ 42,429,309 $ 44,412,905 $ 1,983,596
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 138 9/19/25 $ 14,616,718 $ 15,122,730 $ (506,012)
E-Mini S&P 500 Futures .............. 133 9/19/25 40,119,218 41,587,438 (1,468,220)
$ (1,974,232)
Total unrealized appreciation $ 1,983,596
Total unrealized depreciation (1,974,232)
Total net unrealized appreciation (depreciation) $ 9,364

Statements of Assets and Liabilities
June 30, 2025
39
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Assets:
Investments, at value (Cost $147,829 and $959,994) $ 165,293 $ 986,250 (a)
Cash 576 3,866
Deposit with broker for futures contracts 158 874
Receivables:
Dividends, interest, and securities lending income 199 1,864
From Adviser 2 —
Variation margin on open futures contracts 3 6
Prepaid expenses 1 5
Total Assets 166,232 992,865
Liabilities:
Payables:
Collateral received on loaned securities — 38,808
Investments purchased 66 —
Accrued expenses and other payables:
Investment advisory fees 20 114
Administration fees 3 41
Custodian fees 2 9
Compliance fees — (b) 1
Trustees' fees — (b) — (b)
Other accrued expenses 20 118
Total Liabilities 111 39,091
Commitments and contingencies (Note 5 )
Net Assets:
Capital 212,479 1,003,722
Total accumulated earnings (loss) (46,358) (49,948)
Net Assets $ 166,121 $ 953,774
Shares outstanding (unlimited shares authorized, no par value): 1,950 11,350
Net asset value: $ 85 .19 $ 84 .03
(a) Includes $37,927 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
40
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
International
Value Momentum
ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Assets:
Investments, at value (Cost $217,725 and $198,861) $ 268,530 (a) $ 225,581 (b)
Foreign currency, at value (Cost $331 and $296) 335 297
Cash 1,489 207
Deposit with broker for futures contracts 189 172
Receivables:
Dividends, interest, and securities lending income 435 1,802
Investments sold 103 —
Variation margin on open futures contracts 2 2
Reclaims 938 13
Prepaid expenses 1 1
Total Assets 272,022 228,075
Liabilities:
Payables:
Collateral received on loaned securities 6,928 1,741
Investments purchased — (c) — (c)
Payable to Adviser 5 — (c)
Accrued foreign capital gains taxes — 666
Accrued expenses and other payables:
Investment advisory fees 53 54
Administration fees 5 4
Custodian fees 17 44
Compliance fees — (c) — (c)
Trustees' fees — (c) — (c)
Other accrued expenses 61 56
Total Liabilities 7,069 2,565
Commitments and contingencies (Note 5 )
Net Assets:
Capital 269,066 220,125
Total accumulated earnings (loss) (4,113) 5,385
Net Assets $ 264,953 $ 225,510
Shares outstanding (unlimited shares authorized, no par value): 4,550 4,350
Net asset value: $ 58 .23 $ 51 .84
(a) Includes $7,980 thousand of securities on loan.
(b) Includes $2,674 thousand of securities on loan.
(c) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
41
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Assets:
Investments, at value (Cost $431,597 and $4,580) $ 557,373 $ 4,783
Cash 1,616 44
Deposit with broker for futures contracts 245 —
Receivables:
Dividends, interest, and securities lending income 277 — (a)
Capital shares issued 431 —
From Adviser 2 5
Variation margin on open futures contracts 9 —
Prepaid expenses 3 — (a)
Total Assets 559,956 4,832
Liabilities:
Payables:
Investments purchased 424 —
Accrued expenses and other payables:
Investment advisory fees 176 2
Administration fees 9 — (a)
Custodian fees 6 1
Compliance fees — (a) — (a)
Trustees' fees — (a) — (a)
Other accrued expenses 40 18
Total Liabilities 655 21
Commitments and contingencies (Note 5 )
Net Assets:
Capital 449,692 4,670
Total accumulated earnings (loss) 109,609 141
Net Assets $ 559,301 $ 4,811
Shares outstanding (unlimited shares authorized, no par value): 12,980 170
Net asset value: $ 43 .09 $ 28 .30
(a) Rounds to less than $1 thousand.

Statements of Assets and Liabilities
June 30, 2025
42
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands, Except Per Share Amounts)
VictoryShares
Hedged Equity
Income ETF
Assets:
Investments, at value (Cost $32,529) $ 33,627 (a)
Cash 560
Deposit with broker for futures contracts 2,332
Receivables:
Dividends, interest, and securities lending income 70
From Adviser 8
Variation margin on open futures contracts 55
Reclaims — (b)
Prepaid expenses — (b)
Total Assets 36,652
Liabilities:
Payables:
Collateral received on loaned securities 112
Investments purchased 71
Accrued expenses and other payables:
Investment advisory fees 15
Administration fees 1
Custodian fees 1
Compliance fees — (b)
Trustees' fees 1
Other accrued expenses 17
Total Liabilities 218
Commitments and contingencies (Note 5 )
Net Assets:
Capital 35,855
Total accumulated earnings (loss) 579
Net Assets $ 36,434
Shares outstanding (unlimited shares authorized, no par value): 1,360
Net asset value: $ 26 .79
(a) Includes $108 thousand of securities on loan.
(b) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025
43
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares US
Value Momentum
ETF
VictoryShares US
Small Mid Cap
Value Momentum
ETF
Investment Income:
Dividends $ 3,260 $ 10,559
Interest 24 76
Securities lending (net of fees) — (a) 239
Foreign tax withholding — (a) (3)
Total Income 3,284 10,871
Expenses:
Investment advisory fees 234 808
Administration fees 84 292
Sub-Administration fees 20 20
Custodian fees 10 26
Trustees' fees 11 24
Compliance fees 1 4
Legal and audit fees 16 41
Line of credit fees — —
State registration and filing fees — 68
Printing fees 12 46
Other expenses 5 18
Total Expenses 393 1,347
Expenses waived/reimbursed by Adviser (81) (5)
Net Expenses 312 1,342
Net Investment Income (Loss) 2,972 9,529
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 7,633 (15,489)
Net realized gains (losses) from futures contracts 7 (349)
Net realized gains (losses) from in-kind redemptions 13,071 27,200
Net change in unrealized appreciation/depreciation on investment securities 996 1,055
Net change in unrealized appreciation/depreciation on futures contracts 20 65
Net realized/unrealized gains (losses) on investments 21,727 12,482
Change in net assets resulting from operations $ 24,699 $ 22,011
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2025
44
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
International Value
Momentum ETF
VictoryShares
Emerging Markets
Value Momentum
ETF
Investment Income:
Dividends $ 10,071 $ 9,344
Interest 32 15
Securities lending (net of fees) 63 16
Foreign tax withholding (1,084) (977)
Total Income 9,082 8,398
Expenses:
Investment advisory fees 584 569
Administration fees 125 102
Sub-Administration fees 20 22
Custodian fees 84 205
Trustees' fees 14 12
Compliance fees 2 2
Legal and audit fees 29 36
Line of credit fees 2 19
Printing fees 13 —
Other expenses 17 32
Recoupment of prior expenses waived/reimbursed by Adviser 17 1
Total Expenses 907 1,000
Expenses waived/reimbursed by Adviser (89) (145)
Net Expenses 818 855
Net Investment Income (Loss) 8,264 7,543
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 23,085 12,279
Foreign taxes on realized gains — (1,326)
Net realized gains (losses) from futures contracts 19 59
Net realized gains (losses) from in-kind redemptions 1,491 210
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 28,709 1,802
Net change in unrealized appreciation/depreciation on futures contracts 11 4
Net change in accrued foreign taxes on unrealized gains — 1,987
Net realized/unrealized gains (losses) on investments 53,315 15,015
Change in net assets resulting from operations $ 61,579 $ 22,558

Statements of Operations
For the Year Ended June 30, 2025
45
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
WestEnd U.S.
Sector ETF
VictoryShares
WestEnd Global
Equity ETF
Investment Income:
Dividends $ 5,772 $ 127
Interest 50 —
Securities lending (net of fees) 2 — (a)
Foreign tax withholding — (a) —
Total Income 5,824 127
Expenses:
Investment advisory fees 1,806 31
Administration fees 242 3
Sub-Administration fees 20 16
Custodian fees 23 1
Trustees' fees 24 2
Compliance fees 4 — (a)
Legal and audit fees 31 35
Line of credit fees — —
Printing fees — 14
Other expenses 48 12
Recoupment of prior expenses waived/reimbursed by Adviser 29 —
Total Expenses 2,227 114
Expenses waived/reimbursed by Adviser (147) (78)
Net Expenses 2,080 36
Net Investment Income (Loss) 3,744 91
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (10,242) (73)
Net realized gains (losses) from futures contracts (120) —
Net realized gains (losses) from in-kind redemptions 30,945 73
Net change in unrealized appreciation/depreciation on investment securities 45,582 211
Net change in unrealized appreciation/depreciation on futures contracts 54 —
Net realized/unrealized gains (losses) on investments 66,219 211
Change in net assets resulting from operations $ 69,963 $ 302
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Period Ended June 30, 2025
46
See notes to financial statements.
Victory Portfolios II
(Amounts in Thousands)
VictoryShares
Hedged Equity
Income ETF(a)
Investment Income:
Dividends $ 1,020
Interest 54
Securities lending (net of fees) —(b)
Foreign tax withholding (1)
Total Income 1,073
Expenses:
Investment advisory fees 117
Administration fees 12
Sub-Administration fees 21
Custodian fees 3
Trustees' fees 2
Compliance fees —(b)
Legal and audit fees 35
Printing fees 13
Other expenses 13
Total Expenses 216
Expenses waived/reimbursed by Adviser (88)
Net Expenses 128
Net Investment Income (Loss) 945
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (2,249)
Net realized gains (losses) from futures contracts 1,614
Net realized gains (losses) from in-kind redemptions 941
Net change in unrealized appreciation/depreciation on investment securities 1,098
Net change in unrealized appreciation/depreciation on futures contracts 9
Net realized/unrealized gains (losses) on investments 1,413
Change in net assets resulting from operations $ 2,358
(a) Commencement of operations on July 11, 2024.
(b) Rounds to less than $1 thousand.

47
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
See notes to financial statements.
VictoryShares US Value
Momentum ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,972 $ 2,985 $ 9,529 $ 3,248
Net realized gains (losses) 20,711 17,975 11,362 28,437
Net change in unrealized appreciation/depreciation 1,016 7,266 1,120 4,492
Change in net assets resulting from operations 24,699 28,226 22,011 36,177
Change in net assets resulting from distributions to shareholders (2,873) (3,216) (8,549) (3,397)
Change in net assets resulting from capital transactions (5,607) (67,676) 715,381 (38,509)
Change in net assets 16,219 (42,666) 728,843 (5,729)
Net Assets:
Beginning of period 149,902 192,568 224,931 230,660
End of period $ 166,121 $ 149,902 $ 953,774 $ 224,931
Capital Transactions:
Proceeds from shares issued $ 43,502 $ — $ 841,565 $ 85,594
Cost of shares redeemed (49,109) (67,676) (126,184) (124,103)
Change in net assets resulting from capital transactions $ (5,607) $ (67,676) $ 715,381 $ (38,509)
Share Transactions:
Issued 550 — 10,000 1,150
Redeemed (600) (1,000) (1,550) (1,700)
Change in Shares (50) (1,000) 8,450 (550)

48
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares International
Value Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 8,264 $ 8,086 $ 7,543 $ 5,870
Net realized gains (losses) 24,595 20,591 11,222 14,009
Net change in unrealized appreciation/depreciation 28,720 2,367 3,793 16,135
Change in net assets resulting from operations 61,579 31,044 22,558 36,014
Change in net assets resulting from distributions to shareholders (11,409) (11,095) (11,751) (7,085)
Change in net assets resulting from capital transactions (7,876) (43,854) 23,937 (8,589)
Change in net assets 42,294 (23,905) 34,744 20,340
Net Assets:
Beginning of period 222,659 246,564 190,766 170,426
End of period $ 264,953 $ 222,659 $ 225,510 $ 190,766
Capital Transactions:
Proceeds from shares issued $ — $ — $ 26,315 $ —
Cost of shares redeemed (7,876) (43,854) (2,378) (8,589)
Change in net assets resulting from capital transactions $ (7,876) $ (43,854) $ 23,937 $ (8,589)
Share Transactions:
Issued — — 550 —
Redeemed (150) (950) (50) (200)
Change in Shares (150) (950) 500 (200)

49
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares WestEnd U.S.
Sector ETF
VictoryShares WestEnd Global
Equity ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2025
For the Period
June 21, 2024
(a)
through
June 30, 2024
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 3,744 $ 2,781 $ 91 $ 9
Net realized gains (losses) 20,583 1,329 — —
Net change in unrealized appreciation/depreciation 45,636 54,553 211 (8)
Change in net assets resulting from operations 69,963 58,663 302 1
Change in net assets resulting from distributions to shareholders (3,588) (2,738) (90) —
Change in net assets resulting from capital transactions 113,985 141,682 2,098 2,500
Change in net assets 180,360 197,607 2,310 2,501
Net Assets:
Beginning of period 378,941 181,334 2,501 —
End of period $ 559,301 $ 378,941 $ 4,811 $ 2,501
Capital Transactions:
Proceeds from shares issued $ 219,753 $ 161,421 $ 9,829 $ 2,500
Cost of shares redeemed (105,768) (19,739) (7,731) —
Change in net assets resulting from capital transactions $ 113,985 $ 141,682 $ 2,098 $ 2,500
Share Transactions:
Issued 5,520 4,890 370 100
Redeemed (2,690) (590) (300) —
Change in Shares 2,830 4,300 70 100
(a) Commencement of operations.

50
(Amounts in Thousands)
Victory Portfolios II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
VictoryShares
Hedged Equity
Income ETF
For the Period
July 11, 2024
(a)
through
June 30, 2025
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 945
Net realized gains (losses) 306
Net change in unrealized appreciation/depreciation 1,107
Change in net assets resulting from operations 2,358
Change in net assets resulting from distributions to shareholders (849)
Change in net assets resulting from capital transactions 34,925
Change in net assets 36,434
Net Assets:
Beginning of period —
End of period $ 36,434
Capital Transactions:
Proceeds from shares issued $ 40,246
Cost of shares redeemed (5,321)
Change in net assets resulting from capital transactions $ 34,925
Share Transactions:
Issued 1,560
Redeemed (200)
Change in Shares 1,360
(a) Commencement of operations.

Victory Portfolios II
Financial Highlights
For a Share Outstanding Throughout Each Period
51
See notes to financial statements.
SO
VictoryShares US Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $74.95 $64.19 $60.10 $65.66 $45.30
Investment Activities:
Net investment income (loss)(a) 1.53 1.25 1.25 1.07 0.81
Net realized and unrealized gains (losses) 10.21 10.84 4.10 (5.52) 20.32
Total from Investment Activities 11.74 12.09 5.35 (4.45) 21.13
Distributions to Shareholders from:
Net investment income (1.50) (1.33) (1.27) (1.11) (0.77)
Total Distributions (1.50) (1.33) (1.27) (1.11) (0.77)
Net Asset Value, End of Period $85.19 $74.95 $64.19 $60.10 $65.66
Total Return(b) 15.81% 19.08% 8.99% (6.94)% 47.02%
Ratios to Average Net Assets:
Net Expenses(c) 0.20% 0.20% 0.20% 0.20% 0.20%
Net Investment Income (Loss) 1.90% 1.85% 2.00% 1.59% 1.47%
Gross Expenses(c) 0.25% 0.26% 0.26% 0.27% 0.27%
Supplemental Data:
Net Assets at end of period (000's) $166,121 $149,902 $192,568 $267,461 $443,213
Portfolio Turnover(d) 95% 118% 101% 53% 76%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
VictoryShares US Small Mid Cap Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $77.56 $66.86 $60.55 $72.20 $45.57
Investment Activities:
Net investment income (loss)(a) 1.45 1.04 1.12 0.88 0.52
Net realized and unrealized gains (losses) 6.59 10.73 6.29 (11.79) 26.84
Total from Investment Activities 8.04 11.77 7.41 (10.91) 27.36
Distributions to Shareholders from:
Net investment income (1.57) (1.07) (1.10) (0.74) (0.73)
Total Distributions (1.57) (1.07) (1.10) (0.74) (0.73)
Net Asset Value, End of Period $84.03 $77.56 $66.86 $60.55 $72.20
Total Return(b) 10.46% 17.77% 12.33% (15.24)% 60.47%
Ratios to Average Net Assets:
Net Expenses(c) 0.25% 0.24%(d) 0.24%(d) 0.24%(d) 0.24%(d)
Net Investment Income (Loss) 1.77% 1.45% 1.75% 1.26% 0.87%
Gross Expenses(c) 0.25% 0.25% 0.27% 0.27% 0.28%
Supplemental Data:
Net Assets at end of period (000's) $953,774 $224,931 $230,660 $257,356 $299,631
Portfolio Turnover(e) 112% 104% 126% 70% 78%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap.
(e) Excludes impact of in-kind transactions.

53
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares International Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $47.37 $43.64 $40.14 $49.64 $38.42
Investment Activities:
Net investment income (loss)(a) 1.77 1.56 1.59 1.41 1.28
Net realized and unrealized gains (losses) 11.55 4.34 3.33 (9.20) 11.17
Total from Investment Activities 13.32 5.90 4.92 (7.79) 12.45
Distributions to Shareholders from:
Net investment income (2.46) (2.17) (1.42) (1.71) (1.23)
Total Distributions (2.46) (2.17) (1.42) (1.71) (1.23)
Net Asset Value, End of Period $58.23 $47.37 $43.64 $40.14 $49.64
Total Return(b) 29.09% 13.82% 12.50% (16.12)% 32.66%
Ratios to Average Net Assets:
Net Expenses(c) 0.35% 0.35% 0.35% 0.35% 0.35%
Net Investment Income (Loss) 3.54% 3.44% 3.86% 2.96% 2.86%
Gross Expenses(c) 0.39% 0.39% 0.41% 0.41% 0.42%
Supplemental Data:
Net Assets at end of period (000's) $264,953 $222,659 $246,564 $282,957 $357,380
Portfolio Turnover(d) 99% 84% 105% 68% 90%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
VictoryShares Emerging Markets Value Momentum ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Net Asset Value, Beginning of Period $49.55 $42.08 $40.76 $52.08 $37.91
Investment Activities:
Net investment income (loss)(a) 1.90 1.48 2.04 1.91 1.36
Net realized and unrealized gains (losses) 3.40 7.75 1.04 (11.18) 14.10
Total from Investment Activities 5.30 9.23 3.08 (9.27) 15.46
Distributions to Shareholders from:
Net investment income (3.01) (1.76) (1.76) (2.05) (1.29)
Total Distributions (3.01) (1.76) (1.76) (2.05) (1.29)
Net Asset Value, End of Period $51.84 $49.55 $42.08 $40.76 $52.08
Total Return(b) 11.51% 22.64% 7.80% (18.34)% 41.48%
Ratios to Average Net Assets:
Net Expenses(c) 0.45% 0.45% 0.45% 0.45% 0.45%
Net Investment Income (Loss) 3.97% 3.34% 5.07% 4.05% 2.98%
Gross Expenses(c) 0.53% 0.52% 0.61% 0.55% 0.56%
Supplemental Data:
Net Assets at end of period (000's) $225,510 $190,766 $170,426 $209,936 $265,591
Portfolio Turnover(d) 118% 118% 109% 70% 95%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Excludes impact of in-kind transactions.

55
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares WestEnd U.S. Sector ETF
Year
Ended
June 30, 2025
Year
Ended
June 30, 2024
October 12,
2022(a)
through
June 30, 2023
Net Asset Value, Beginning of Period $37.33 $31.00 $25.00
Investment Activities:
Net investment income (loss)(b) 0.33 0.34 0.28
Net realized and unrealized gains (losses) 5.75 6.32 5.96
Total from Investment Activities 6.08 6.66 6.24
Distributions to Shareholders from:
Net investment income (0.32) (0.33) (0.24)
Total Distributions (0.32) (0.33) (0.24)
Net Asset Value, End of Period $43.09 $37.33 $31.00
Total Return(c)(d) 16.35% 21.67% 25.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.46% 0.46% 0.42%
Net Investment Income (Loss)(e) 0.83% 1.02% 1.39%
Gross Expenses(e)(f) 0.49% 0.50% 0.67%
Supplemental Data:
Net Assets at end of period (000's) $559,301 $378,941 $181,334
Portfolio Turnover(c)(g) 31% 30% 43%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Victory Portfolios II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
VictoryShares WestEnd Global
Equity ETF
Year
Ended
June 30, 2025
June 21,
2024(a)
through
June 30, 2024
Net Asset Value, Beginning of Period $25.01 $25.00
Investment Activities:
Net investment income (loss)(b) 0.40 0.09
Net realized and unrealized gains (losses) 3.25 (0.08)
Total from Investment Activities 3.65 0.01
Distributions to Shareholders from:
Net investment income (0.36) —
Total Distributions (0.36) —
Net Asset Value, End of Period $28.30 $25.01
Total Return(c)(d) 14.72% 0.06%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60%
Net Investment Income (Loss)(e) 1.51% 13.34%
Gross Expenses(e)(f) 1.89% 19.99%
Supplemental Data:
Net Assets at end of period (000's) $4,811 $2,501
Portfolio Turnover(c)(g) 37% 0%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

57
Victory Portfolios II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
VictoryShares
Hedged
Equity
Income ETF
July 11,
2024(a)
through
June 30, 2025
Net Asset Value, Beginning of Period $25.00
Investment Activities:
Net investment income (loss)(b) 1.03
Net realized and unrealized gains (losses) 1.65
Total from Investment Activities 2.68
Distributions to Shareholders from:
Net investment income (0.89)
Total Distributions (0.89)
Net Asset Value, End of Period $26.79
Total Return(c)(d) 10.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.55%
Net Investment Income (Loss)(e) 4.03%
Gross Expenses(e)(f) 0.92%
Supplemental Data:
Net Assets at end of period (000's) $36,434
Portfolio Turnover(c)(g) 76%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2025
Victory Portfolios II
58
1. Organization:
Victory Portfolios II (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of
1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 27 funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.
The accompanying financial statements are those of the following seven funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Commenced operations July 11, 2024.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Shares of the Funds are listed and traded on the Nasdaq Stock Market, LLC. (the “Exchange”). The Funds issue and redeem shares (“Shares”)
at net asset value (“NAV”) only in aggregations of 50,000 shares (each a “Creation Unit”), or 10,000 shares in the case of WestEnd U.S.
Sector ETF, WestEnd Global Equity ETF, and Hedged Equity Income ETF. Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), and/or with the deposit of a specified cash payment (the “Cash
Component”), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-
dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation
or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to at least 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
 Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for
Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.
The transaction fees for each Fund are listed below:
Funds (Legal Name) Funds (Short Name)
VictoryShares US Value Momentum ETF US Value Momentum ETF
VictoryShares US Small Mid Cap Value Momentum ETF US Small Mid Cap Value Momentum ETF
VictoryShares International Value Momentum ETF International Value Momentum ETF
VictoryShares Emerging Markets Value Momentum ETF Emerging Markets Value Momentum ETF
VictoryShares WestEnd U.S. Sector ETF WestEnd U.S. Sector ETF
VictoryShares WestEnd Global Equity ETF WestEnd Global Equity ETF
VictoryShares Hedged Equity Income ETF* Hedged Equity Income ETF
Fee for In-Kind and
Cash Purchases and
Redemptions
Maximum Additional
Variable Charge for Cash
Purchases and Redemptions*
US Value Momentum ETF ............................................... $ 500 2.00%
US Small Mid Cap Value Momentum ETF .................................... 750 2.00%
International Value Momentum ETF ........................................ 3,000 2.00%
Emerging Markets Value Momentum ETF .................................... 5,500 2.00%
WestEnd U.S. Sector ETF ................................................ 100 2.00%
WestEnd Global Equity ETF .............................................. 250 2.00%
Hedged Equity Income ETF .............................................. 250 2.00%
*   As a percentage of the amount invested

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
59
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their NAV. These valuations are typically categorized as Level
1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Funds’ NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2025, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments  (amounts in thousands):
Level 1 Level 2 Level 3 Total
US Value Momentum ETF
Common Stocks ............................................... $ 165,293 $ — $ — $ 165,293
Total ....................................................... $ 165,293 $ — $ — $ 165,293
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 21 — — 21
Total ....................................................... $ 21 $ — $ — $ 21
US Small Mid Cap Value Momentum ETF
Common Stocks ............................................... 947,442 — —(a) 947,442
Collateral for Securities Loaned ................................... 38,808 — — 38,808
Total ....................................................... $ 986,250 $ — $ —(a) $ 986,250
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 68 — — 68
Total ....................................................... $ 68 $ — $ — $ 68
International Value Momentum ETF
Common Stocks ............................................... 261,602 — — 261,602

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
60
As of June 30, 2025, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received
Level 1 Level 2 Level 3 Total
International Value Momentum ETF, continued
Collateral for Securities Loaned ................................... $ 6,928 $ — $ — $ 6,928
Total ....................................................... $ 268,530 $ — $ — $ 268,530
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 17 — — 17
Total ....................................................... $ 17 $ — $ — $ 17
Emerging Markets Value Momentum ETF
Common Stocks ............................................... 223,840 — —(b) 223,840
Collateral for Securities Loaned ................................... 1,741 — — 1,741
Total ....................................................... $ 225,581 $ — $ —(b) $ 225,581
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 7 — — 7
Total ....................................................... $ 7 $ — $ — $ 7
WestEnd U.S. Sector ETF
Common Stocks ............................................... 557,372 — — 557,372
Rights ...................................................... — — 1 1
Total ....................................................... $ 557,372 $ — $ 1 $ 557,373
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 57 — — 57
Total ....................................................... $ 57 $ — $ — $ 57
WestEnd Global Equity ETF
Exchange-Traded Funds ......................................... 4,783 — — 4,783
Total ....................................................... $ 4,783 $ — $ — $ 4,783
Hedged Equity Income ETF
Common Stocks ............................................... 33,515 — — 33,515
Collateral for Securities Loaned ................................... 112 — — 112
Total ....................................................... $ 33,627 $ — $ — $ 33,627
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 1,983 — — 1,983
Liabilities:
Futures Contracts .............................................. (1,974) — — (1,974)
Total ....................................................... $ 9 $ — $ — $ 9
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1.
(b) Zero market value security.

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
61
from REITs will be reclassified to realized gains or return of capital as estimated by the Funds based on calendar year-end information as it becomes known or available.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic or foreign market index. Among other purposes, the Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian, which is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year ended June 30, 2025, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2025 (amounts in thousands):
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 2,153,000 (1,974,000)
US Value Momentum ETF ............................................................... $ 21 $ –
US Small Mid Cap Value Momentum ETF .................................................... 68 –
International Value Momentum ETF ........................................................ 17 –
Emerging Markets Value Momentum ETF .................................................... 7 –
WestEnd U.S. Sector ETF ................................................................ 57 –
Hedged Equity Income ETF .............................................................. 1,983 1,974

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
62
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2025 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued and recorded daily using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2025 (amounts in thousands):
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statements of Assets and Liabilities.
Net Realized Gains
(Losses) from
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Equity Risk Exposure: 1,230,000 163,000
US Value Momentum ETF ........................................................... $ 7 $ 20
US Small Mid Cap Value Momentum ETF ................................................ (349) 65
International Value Momentum ETF .................................................... 19 11
Emerging Markets Value Momentum ETF ................................................ 59 4
WestEnd U.S. Sector ETF ............................................................ (120) 54
Hedged Equity Income ETF .......................................................... 1,614 9

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
63
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
The International Value Momentum ETF received European Union (“EU”) reclaims related to prior years. For the year ended June 30, 2025, the
Fund recognized $312 thousand related to EU reclaims and $48 thousand in interest and entitlements. These EU reclaims and related interest and entitlements are reflected on the Statements of Operations as a reduction to Foreign tax withholding expense.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2025, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statements of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-kind transactions for the year ended June 30, 2025, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as net realized gains (losses) from in kind redemptions.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
US Small Mid Cap Value Momentum ETF ............................... $ 37,927 $ — $ 38,808
International Value Momentum ETF ................................... 7,980 1,427 6,928
Emerging Markets Value Momentum ETF ............................... 2,674 1,006 1,741
Hedged Equity Income ETF ......................................... 108 — 112
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
US Value Momentum ETF .................................. $ 149,114 $ 148,730 $ 43,360 $ 49,207
US Small Mid Cap Value Momentum ETF ....................... 615,629 616,028 838,124 126,049
International Value Momentum ETF ........................... 229,251 233,641 — 7,184
Emerging Markets Value Momentum ETF ....................... 239,611 225,113 4,959 896

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
64
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds including VCM affiliated fund-of-funds. The affiliated fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by affiliated fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-
annual reports may be viewed at vcm.com. As of June 30, 2025, certain affiliated fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities and In-Kind Transactions Associated with In-Kind Transactions
Purchases Sales Purchases Sales
WestEnd U.S. Sector ETF ................................... $ 145,056 $ 141,703 $ 215,831 $ 104,860
WestEnd Global Equity ETF ................................. 2,126 2,145 9,829 7,732
Hedged Equity Income ETF ................................. 20,222 17,774 36,680 5,396
US Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.6
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.6
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.4
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.4
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Small Mid Cap Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.0
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.2
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.5
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
International Value Momentum ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.1
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.9
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.5
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 28.9
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Emerging Markets Value Momentum ETF
Ownership %
Victory Cornerstone Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.4
Victory Cornerstone Moderate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.0
Victory Cornerstone Moderately Aggressive Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.1
Victory Cornerstone Moderately Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.2
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.5
WestEnd U.S. Sector ETF
Ownership %
Victory Cornerstone Conservative Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.8
Victory Cornerstone Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.3
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.0
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.6

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
65
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2025, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios.
The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, and Victory Portfolios, in the aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2025, are reflected on the Statements of Operations as Compliance fees.
Distributor/Underwriting Services:
Effective March 1, 2025, Victory Capital Services, Inc., an affiliate of the Adviser, serves as Distributor for the Funds pursuant to a Distribution
Agreement between the Distributor and the Trust. Prior to March 1, 2025, Foreside Fund Services, LLC served as the Funds’ distributor.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2025, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Funds. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’
business are excluded from the expense limits. As of June 30, 2025, the expense limits (excluding voluntary waivers) were as follows:
Hedged Equity Income ETF
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 24.0
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49.5
Victory Cornerstone Conservative Fund 5.1
Flat Rate
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.30%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.52%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
66
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2025.
For the year ended June 30, 2025, the following recoupment amounts were paid to the Adviser (amounts in thousands)
As of June 30, 2025, the following amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of
Operations as Expenses waived/reimbursed by Adviser. For the year ended June 30, 2025, the Adviser voluntarily waived the following amounts
(amounts in thousands):
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and distributor.
6. Risks:
The following describes the principal risks that you may assume as an investor in each Fund. The risk descriptions below provide a more detailed explanation of the principal investment risks. The Funds may be subject to other risks in addition to these identified risks.
In Effect Until
October 31, 2025
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25%
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35%
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.46%
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.55%
Amount
International Value Momentum ETF ....................................................................... $ 17
Emerging Markets Value Momentum ETF ................................................................... 1
WestEnd U.S. Sector ETF ............................................................................... 29
Expires
2026
Expires
2027
Expires
2028 Total
US Value Momentum ETF .............................................. $ 75 $ 38 $ 31 $ 144
International Value Momentum ETF ....................................... 56 15 14 85
Emerging Markets Value Momentum ETF ................................... 216 62 84 362
WestEnd U.S. Sector ETF ............................................... 102 10 3 115
WestEnd Global Equity ETF ............................................. — 13 76 89
Hedged Equity Income ETF ............................................. — — 81 81
Amount
US Value Momentum ETF .............................................................................. $ 50
US Small Mid Cap Value Momentum ETF ................................................................... 5
International Value Momentum ETF ....................................................................... 75
Emerging Markets Value Momentum ETF ................................................................... 61
WestEnd U.S. Sector ETF ............................................................................... 144
WestEnd Global Equity ETF ............................................................................. 2
Hedged Equity Income ETF ............................................................................. 7

Victory Portfolios II	Notes to Financial Statements — continued June 30, 2025

	US Value Momentum ETF	US Small Mid Cap Value Momentum ETF	International Value Momentum ETF	Emerging Markets Value Momentum ETF	WestEnd U.S. Sector ETF	WestEnd Global Equity ETF	Hedged Equity Income ETF
Equity Securities Risk	X	X	X	X	X	X	X
General Market Risk	X	X	X	X	X	X	X
Foreign Securities Risk			X	X		X
Sector Focus Risk	X	X	X	X	X	X
Mid-Capitalization Stock Risk	X	X	X	X
Geographic Focus Risk			X	X		X
Small-Capitalization Stock Risk		X	X				X
Investing in Other ETFs					X	X
Limited History of Operations						X	X

Equity Securities Risk — The values of the equity securities in which the Fund(s) invest(s) may decline in response to developments affecting individual companies and/or general market economic, and political conditions, and other factors. A company’s earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors.  Price changes may be temporary or may last for extended periods.

General Market Risk — Overall market risks may affect the value of the Fund(s). Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises, imposition of tariffs, sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Foreign Securities Risk — The Fund(s) invest in securities of foreign issuers in various countries. Foreign securities may be subject to risk of loss because of more of less foreign government regulations, less public information, and less economic, political, and social stability in the countries in which the Funds invest. The imposition of exchange controls, sanctions, confiscations, trade restrictions (including tariffs), and other government restrictions by the United States or other governments; or problems in shares registration, settlement, or custody also may result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Sector Focus Risk — To the extent a Fund (or Funds) focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.

•	Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as distinctions between financial service segments become increasingly blurred.

•	Information Technology Sector Risk — Companies in the information technology sector face intense competition, both domestically and internationally. These companies may be smaller or newer and may have limited product lines, markets, financial resources, or personnel. The products of companies in the information technology sector may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates, and competition for the services of qualified personnel. These companies may be developing or marketing new products or services for which markets are not yet established and may never become established.

Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

Geographic Focus Risk — To the extent the Fund(s) focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For

67

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
68
example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited History of Operations Risk — The Fund(s) may be fairly new and, therefore, have a limited history of operations for investors to evaluate.
7. Borrowing:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios III (collectively, the “Victory Funds
Complex”), in aggregate, may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating
Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs.
For the year ended June 30, 2025, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each
Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate plus 1.10 percent. Effective June 24, 2025, the agreement was renewed with a termination date of June 22, 2026, and the annual commitment fee of 0.15% remained unchanged. Dedicated portions to the Victory Floating Rate Fund have been removed, making the entire Line of Credit (committed and uncommitted) available to all funds. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the year ended June 30, 2025, were as follows
(amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2025.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
As of June 30, 2025, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
Amount
Outstanding at
June 30, 2025
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
International Value Momentum ETF ........................... $ — $ 1,757 6.14% $ 2,300
Emerging Markets Value Momentum ETF ....................... — 7,277 5.78% 26,500
Declared Paid
US Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
US Small Mid Cap Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
International Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Emerging Markets Value Momentum ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd U.S. Sector ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
WestEnd Global Equity ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Hedged Equity Income ETF . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
69
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands):
As of June 30, 2025, the components of accumulated earnings (loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, passive foreign investment company adjustments, and derivatives.
During the tax year ended June 30, 2025, the following Funds utilized capital loss carryforwards (amounts in thousands):
Total
Accumulated
Earnings
(Loss) Capital
US Value Momentum ETF .................................................................... $ (13,071) $ 13,071
US Small Mid Cap Value Momentum ETF ......................................................... (27,007) 27,007
International Value Momentum ETF ............................................................. (1,341) 1,341
Emerging Markets Value Momentum ETF ......................................................... (186) 186
WestEnd U.S. Sector ETF ..................................................................... (30,733) 30,733
WestEnd Global Equity ETF ................................................................... (72) 72
Hedged Equity Income ETF ................................................................... (930) 930
Year Ended June 30, 2025
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF ................................................................. $ 2,873 $ 2,873
US Small Mid Cap Value Momentum ETF ...................................................... 8,549 8,549
International Value Momentum ETF .......................................................... 11,409 11,409
Emerging Markets Value Momentum ETF ...................................................... 11,751 11,751
WestEnd U.S. Sector ETF .................................................................. 3,588 3,588
WestEnd Global Equity ETF ................................................................ 90 90
Hedged Equity Income ETF ................................................................ 849 849
Year Ended June 30, 2024
Distributions
Paid From:
Ordinary
Income
Total
Distributions
Paid
US Value Momentum ETF .................................................................... $ 3,216 $ 3,216
US Small Mid Cap Value Momentum ETF ......................................................... 3,397 3,397
International Value Momentum ETF ............................................................. 11,095 11,095
Emerging Markets Value Momentum ETF ......................................................... 7,085 7,085
WestEnd U.S. Sector ETF ..................................................................... 2,738 2,738
Undistributed
Ordinary
Income
Accumulated
Earnings
(Loss)
Other
Earnings
(Loss)
Accumulated
Capital and
Other Losses
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
US Value Momentum ETF ................ $ 280 $ 280 $ — $ (64,078) $ 17,440 $ (46,358)
US Small Mid Cap Value Momentum ETF ..... 2,164 2,164 — (78,321) 26,209 (49,948)
International Value Momentum ETF ......... 2,232 2,232 62 (53,877) 47,470 (4,113)
Emerging Markets Value Momentum ETF ..... 1,590 1,590 (651) (19,046) 23,492 5,385
WestEnd U.S. Sector ETF ................. 327 327 — (16,055) 125,337 109,609
WestEnd Global Equity ETF ............... 9 9 — (71) 203 141
Hedged Equity Income ETF ............... 95 95 — (536) 1,020 579
Amount
US Value Momentum ETF .............................................................................. $ (7,646)
International Value Momentum ETF ....................................................................... (19,678)
Emerging Markets Value Momentum ETF ................................................................... (10,018)

Notes to Financial Statements — continued
June 30, 2025
Victory Portfolios II
70
As of June 30, 2025, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands). It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
As of June 30, 2025, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Segment Reporting:
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to
Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations.
The Adviser's Management Committee acts as each Fund’s Chief Operating Decision Maker (“CODM”). Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective. The financial information in the form of the Funds’ portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets”
and significant segment expenses are listed on the accompanying Statements of Operations.
Short-Term
Amount
Long-Term
Amount Total
US Value Momentum ETF ............................................... $ (57,141) $ (6,937) $ (64,078)
US Small Mid Cap Value Momentum ETF .................................... (78,321) — (78,321)
International Value Momentum ETF ........................................ (53,877) — (53,877)
Emerging Markets Value Momentum ETF .................................... (19,046) — (19,046)
WestEnd U.S. Sector ETF ................................................ (12,214) (3,841) (16,055)
WestEnd Global Equity ETF .............................................. (71) — (71)
Hedged Equity Income ETF .............................................. (536) — (536)
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Value Momentum ETF ............................. $ 147,853 $ 21,626 $ (4,186) $ 17,440
US Small Mid Cap Value Momentum ETF .................. 960,041 73,749 (47,540) 26,209
International Value Momentum ETF ...................... 221,060 53,764 (6,294) 47,470
Emerging Markets Value Momentum ETF .................. 202,089 36,886 (13,394) 23,492
WestEnd U.S. Sector ETF .............................. 432,036 138,827 (13,490) 125,337
WestEnd Global Equity ETF ............................ 4,580 261 (58) 203
Hedged Equity Income ETF ............................ 32,607 1,991 (971) 1,020

71
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios II
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Portfolios II, comprising the funds listed below (the “Funds”), as of June 30, 2025, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 26, 2025
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
VictoryShares US Value Momentum
ETF
VictoryShares US Small Mid Cap
Value Momentum ETF
VictoryShares International Value
Momentum ETF
VictoryShares Emerging Markets
Value Momentum ETF
For the year ended June 30, 2025 For the two years ended June 30,
2025, and 2024
For the five years ended June 30,
2025, 2024, 2023,2022, and 2021
VictoryShares WestEnd U.S. Sector
ETF
For the year ended June 30, 2025 For the two years ended June 30,
2025, and 2024
For the years ended June 30, 2025,
and 2024, and the period from
October 12, 2022 (commencement of
operations) through June 30, 2023
VictoryShares WestEnd Global Equity
ETF
For the year ended June 30, 2025 For the year ended June 30, 2025, and the period from June 21, 2024
(commencement of operations) through June 30, 2024
VictoryShares Hedged Equity Income
ETF
For the period from July 11, 2024 (commencement of operations) through June 30, 2025

Victory Portfolios II
72
(Unaudited)
Supplemental Information — continued
June 30, 2025
Additional Federal Income Tax Information
For the fiscal year ended June 30, 2025, the Funds hereby designate the maximum amount allowable of their net taxable income as qualified dividends taxed at individual net capital gain rates. Shareholders will be notified via IRS Form 1099 of the amounts for use in preparing their income tax return.
Dividends qualified for corporate dividends received deductions of:
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2025, were as follows:
Percent
US Value Momentum ETF ............................................................................ 92%
US Small Mid Cap Value Momentum ETF ................................................................. 65%
WestEnd U.S. Sector ETF ............................................................................. 100%
WestEnd Global Equity ETF ........................................................................... 54%
Hedged Equity Income ETF ........................................................................... 87%
Foreign Source Income Foreign Tax Expense
International Value Momentum ETF ............................................. $ 2.07 $ 0.13
Emerging Markets Value Momentum ETF ......................................... 2.42 0.52
WestEnd Global Equity ETF ................................................... 0.26 0.01

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
866-376-7890
VS-ETF-AR (6/25)

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  The Code of Ethics is attached hereto.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios II

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Thomas Dusenberry
                                                Thomas Dusenberry, President and Principal Executive Officer
Date: September 4, 2025

By (Signature and Title)     /s/ Carol D. Trevino
                                            Carol D. Trevino, Treasurer and Principal Financial Officer
Date: September 4, 2025